File No. 33-45961
File No. 811-6569

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No. ____
Post-Effective Amendment No. 36

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940 X

Amendment No. 36

IVY FUNDS, INC.
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(Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200
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(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code (913) 236-2000
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Kristen A. Richards, 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200
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(Name and Address of Agent for Service)

It is proposed that this filing will become effective

__X__	immediately upon filing pursuant to paragraph (b)
_____	on (date) pursuant to paragraph (b)
_____	60 days after filing pursuant to paragraph (a)(1)
_____	on (date) pursuant to paragraph (a)(1)
_____	75 days after filing pursuant to paragraph (a)(2)
_____	on (date) pursuant to paragraph (a)(2) of Rule 485
_____	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

==================================================================

DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

    The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant's fiscal year ended March 31, 2007 was filed on June 27, 2007.

IVY FUNDS

Equity Funds

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Capital Appreciation Fund

Ivy Core Equity Fund

Ivy Cundill Global Value Fund

Ivy Dividend Income Fund

Ivy Energy Fund

Ivy European Opportunities Fund

Ivy Global Natural Resources Fund

Ivy International Balanced Fund

Ivy International Core Equity Fund

Ivy International Growth Fund

Ivy Large Cap Growth Fund

Ivy Managed European/Pacific Fund

Ivy Managed International Opportunities Fund

Ivy Mid Cap Growth Fund

Ivy Pacific Opportunities Fund

Ivy Real Estate Securities Fund

Ivy Science and Technology Fund

Ivy Small Cap Growth Fund

Ivy Small Cap Value Fund

Ivy Value Fund

The Securities and Exchange Commission has not approved or disapproved the Funds' securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Prospectus
July 31, 2007

Contents
         Ivy Asset Strategy Fund

         Ivy Balanced Fund

         Ivy Capital Appreciation Fund

         Ivy Core Equity Fund

         Ivy Cundill Global Value Fund

         Ivy Dividend Income Fund

         Ivy Energy Fund

         Ivy European Opportunities Fund

         Ivy Global Natural Resources Fund

         Ivy International Balanced Fund

         Ivy International Core Equity Fund

         Ivy International Growth Fund

         Ivy Large Cap Growth Fund

         Ivy Managed European/Pacific Fund

         Ivy Managed International Opportunities Fund

         Ivy Mid Cap Growth Fund

         Ivy Pacific Opportunities Fund

         Ivy Real Estate Securities Fund

         Ivy Science and Technology Fund

         Ivy Small Cap Growth Fund

         Ivy Small Cap Value Fund

         Ivy Value Fund

         Additional Information about Principal Investment

                   Strategies, Other Investments and Risks

         The Management of the Funds

                  Investment Advisor

                  Management Fee

                  Portfolio Management

         Your Account

                  Choosing a Share Class

                  Ways to Set Up Your Account

                  Pricing of Fund Shares

                  Buying Shares

                  Selling Shares

                  Exchange Privileges

                  Distributions and Taxes

         Financial Highlights

         Appendix A--Hypothetical Investment and Expense Information

Ivy Asset Strategy Fund

An Overview of the Fund

Objective

To provide high total return over the long term.

Principal Strategies

Ivy Asset Strategy Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds and short-term instruments of issuers located around the world.

  "Stocks" include equity securities of all types, although Ivy Investment Management Company (IICO), the Fund's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that IICO believes are currently selling below their true worth, while growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company.
  "Bonds" include all varieties of fixed-income instruments, such as corporate or U.S. government debt securities, with remaining maturities of more than three years. This investment type may include a significant amount, up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and Ba and below by Moody's Investors Service, Inc. (Moody's) or unrated bonds deemed by IICO to be of comparable quality.
  "Short-term instruments" include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.
  Within each of these investment types, the Fund may invest in domestic and foreign securities; therefore, the Fund may invest up to 100% of its assets in foreign securities.

IICO, the Fund's investment manager, may allocate the Fund's investments among these different types of securities in different proportions at different times. IICO may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks and bonds in any fixed proportion or limited by investment style or by the issuer's location, size, market capitalization or industry sector. The Fund may have none or some of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in practically any market that IICO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, IICO makes top-down allocations among stocks, bonds, cash, precious metals (for defensive purposes) and currency markets around the globe. After determining allocations, IICO seeks the best opportunities within each market.

IICO may, when consistent with the Fund's investment objective, buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). IICO may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Asset Strategy Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy changes in foreign exchange rates, which may affect the value of the foreign securities the Fund holds an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline prepayment of higher-yielding bonds held by the Fund
  the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived derivatives are subject to counterparty risk
  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund and in allocating the Fund's assets among different types of investments adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As noted, the Fund may invest up to 100% of its assets in foreign securities. Investing in foreign securities presents additional risks, such as foreign currency fluctuations and political or economic conditions affecting foreign countries. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

Investments by the Fund in high yield/high risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile, than higher-rated bonds.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Asset allocation funds may be appropriate for investors who want to diversify among stocks, bonds and short-term instruments of domestic and foreign issuers, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, Ivy Asset Strategy Fund may be appropriate for you. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Asset Strategy Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

The bar chart presents the annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structures.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1997	10.84%
1998	8.64%
1999	21.22%
2000	20.66%
2001	-11.74%
2002	2.31%
2003	10.55%
2004	12.06%
2005	21.37%
2006	18.89%

In the period shown in the chart, the highest quarterly return was 15.58% (the first quarter of 2000) and the lowest quarterly return was -8.25% (the first quarter of 2001). The Class C return for the year through June 30, 2007 was 11.82%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of broad-based, securities market indexes that are unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

			10 Years
			(or Life
	1 Year	5 Years	of Class)
	------	--------	--------
Class C1
Before Taxes	18.89%	12.83%	11.01%
After Taxes on Distributions	18.72%	12.66%	9.57%
After Taxes on Distributions
and Sale of Fund Shares	12.49%	11.20%	8.94%
Class Y
Before Taxes	19.84%	13.77%	11.97%
Class B (began on 07-03-2000)
Before Taxes	14.81%	12.58%	8.24%
Class A (began on 07-10-2000)
Before Taxes	12.89%	12.36%	8.21%
Indexes
S&P 500 Index[2]	15.80%	6.20%	8.42%
Citigroup Broad
Investment Grade Index[2]	4.33%	5.10%	6.26%
Citigroup Short-Term
Index for 1 Month Certificates
of Deposit[2]	5.15%	2.56%	4.00%
Lipper Flexible Portfolio
Funds Universe Average[3]	11.02%	7.67%	8.26%

1The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

2Reflects no deduction for fees, expenses or taxes.

3Net of fees and expenses.

Fees and Expenses

Ivy Asset Strategy Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.21%	0.31%	0.23%	0.23%[6]	0.23%
Total Annual Fund Operating Expenses	1.12%	1.97%	1.89%	0.89%	1.14%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$911	$1,156	$1,860
Class B Shares	600	918	1,162	2,076[1]
Class C Shares	192[2]	594	1,021	2,212
Classs I Shares	91	284	493	1,096
Class Y Shares	116	362	628	1,386

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$911	$1,156	$1,860
Class B Shares	200	618	1,062	2,076[1]
Class C Shares	192	594	1,021	2,212
Class I Shares	91	284	493	1,096
Class Y Shares	116	362	628	1,386

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Balanced Fund

An Overview of the Fund

Objectives

To provide current income to the extent that, in the opinion of IICO, the Fund's investment manager, market and economic conditions permit. As a secondary objective, the Fund seeks long-term appreciation of capital.

Principal Strategies

Ivy Balanced Fund invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its equity investments, the Fund invests primarily in medium to large, well-established companies that usually issue dividend-producing securities. The Fund owns common stocks in order to provide possible appreciation of capital and some dividend income. In general, the Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Fund ordinarily invests at least 25% of its total assets in fixed income securities. The majority of the Fund's debt holdings are either securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities) or investment grade corporate bonds, that include bonds rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by IICO to be of comparable quality. The Fund has no limitations on the range of maturities of the debt securities in which it may invest, nor on the size of companies in which it may invest. The Fund may invest in both domestic and, to a lesser extent, foreign securities.

IICO may look at a number of factors in selecting securities for the Fund. For equity investments, IICO typically uses a bottom-up approach and looks for undervalued or attractively valued companies whose asset value or earnings power, IICO believes, is not reflected in the price of the stock. IICO also considers a company's potential for dividend growth, its relative strength in earnings, its management and improving fundamentals, and the condition of the respective industry. In selecting debt securities for the Fund, IICO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security or a debt security, IICO uses the same analysis as identified above in order to determine if the equity security is still undervalued. In determining whether to sell a debt security, IICO will consider whether the debt security continues to maintain its minimal credit risk. IICO may also sell a security if the security ceases to produce income, to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Balanced Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy an issuer of a debt security or other fixed income obligation may not make payments on the security when due an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund as well as a decline in its income the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund and in allocating the Fund's assets among different types of investments adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Balanced Fund may be appropriate for investors seeking current income and the potential for long-term appreciation of capital. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Balanced Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of broad measures of market performance. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Spectrum Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Balanced Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Balanced Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1997	18.18%
1998	22.60%
1999	14.64%
2000	-10.33%
2001	-15.27%
2002	-9.30%
2003	20.59%
2004	8.53%
2005	4.59%
2006	10.59%

In the period shown in the chart, the highest quarterly return was 14.70% (the fourth quarter of 1998) and the lowest quarterly return was -17.38% (the first quarter of 2001). The Class A return for the year through June 30, 2007 was 5.63%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of broad-based securities market indexes that are unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		5 Years
		(or Life
	1 Year	of Class)	10 Years
	------	-----------	-----------
Class A1
Before Taxes	4.24%	5.34%	5.05%
After Taxes on Distributions	4.06%	5.05%	3.74%
After Taxes on Distributions
and Sale of Fund Shares	3.03%	4.51%	3.86%
Class B (began on 12-8-2003)
Before Taxes	5.48%	6.58%	N/A
Class C (began on 12-8-2003)
Before Taxes	9.66%	7.57%	N/A
Class Y (began on 12-8-2003)
Before Taxes	10.75%	8.68%	N/A
Indexes
S&P 500 Index[2]	15.80%	6.20%	8.42%
Citigroup Treasury/Government
Sponsored/Credit Index[2]	3.85%	5.23%	6.31%
Lipper Mixed-Asset Target Allocation Growth
Funds Universe Average[3]	11.95%	6.15%	7.19%

1For periods prior to December 8, 2003, performance shown is that of the Advantus Spectrum Fund, the predecessor to Ivy Balanced Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Balanced Fund. Class A shares of the Ivy Balanced Fund would generally have had substantially similar returns to the Class A shares of the Advantus Spectrum Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Spectrum Fund differ from expenses for Class A shares of Ivy Balanced Fund.

2Reflects no deduction for fees, expenses or taxes.

3Net of fees and expenses.

Fees and Expenses

Ivy Balanced Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	--------	--------	--------	--------	---------

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.44%	0.69%	0.46%	0.31%[6]	0.31%
Total Annual Fund Operating Expenses	1.39%	2.39%	2.16%	1.01%	1.26%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$708	$ 990	$1,2,92	$2,148
Class B Shares	642	1,045	1,375	2,478[1]
Class C Shares	219[2]	676	1,159	2,493
Class I Shares	103	322	558	1,236
Class Y Shares	128	400	692	1,523

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$708	$990	$1,292	$2,148
Class B Shares	242	745	1,275	2,478[1]
Class C Shares	219	676	1,159	2,493
Class I Shares	103	322	558	1,236
Class Y Shares	128	400	692	1,523

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Capital Appreciation Fund

An Overview of the Fund

Objective

To provide long-term capital appreciation.

Principal Strategies

Ivy Capital Appreciation Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of U.S. and, to a lesser extent, foreign companies that IICO, the Fund's investment manager, considers to be high in quality and attractive in their long-term investment potential. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, primarily common stocks and securities convertible into common stocks. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. While the Fund typically invests in the common stocks of large to medium sized U.S. companies, it may invest in companies of any size, any industry or any country in order to achieve its objective. Medium sized, or mid cap, companies are typically companies with market capitalizations that range between $1 billion and $18 billion, while large, or large cap, companies are typically companies with market capitalizations of at least $8 billion.

In selecting investments for the Fund, IICO combines a bottom-up fundamental analysis of the companies and investments, with its top-down macroeconomic research. IICO seeks to identify high-quality companies that it believes can demonstrate consistent, profitable growth and strong returns while generating substantial cash flow from their respective operations.

Generally, in determining whether to sell a security, IICO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Capital Appreciation Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries that may result in performance less favorable than another investment mix might have produced the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds the skill of IICO in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Capital Appreciation Fund may be appropriate for long-term investors who seek capital appreciation. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Capital Appreciation Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2001	-23.28%
2002	-15.10%
2003	27.64%
2004	12.55%
2005	9.19%
2006*	10.33%

In the period shown in the chart, the highest quarterly return was 11.34% (the second quarter of 2003) and the lowest quarterly return was -17.55% (the first quarter of 2001). The Class A return for the year through June 30, 2007 was 10.38%.

*Effective May, 2006, the Fund changed its investment objective and strategy from a tax-managed focus to long-term capital appreciation.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		5 Years
		(or Life	Life
	1 Year	of Class)	of Class
	--------	----------	---------
Class A (began on 06-30-2000)
Before Taxes	3.98%	6.73%	-1.17%
After Taxes on Distributions	3.98%	6.73%	-1.17%
After Taxes on Distributions
and Sale of Fund Shares	2.59%	5.82%	-0.99%[1]
Class C (began on 07-06-2000)
Before Taxes	9.37%	6.95%	-1.26%
Class B (began on 07-13-2000)
Before Taxes	5.12%	6.80%	-1.35%
Class Y (began on 09-15-2004)[2]	10.31%	13.70%	N/A
Indexes*
Russell 1000 Growth Index[3]	9.09%	2.70%	-5.84%[4]
S&P 500 Index[3]	15.80%	6.20%	1.27%[4]
Lipper Large-Cap Growth
Funds Universe Average[5]	5.60%	2.15%	-4.59%[4]

*The Fund's benchmark index changed from the S&P 500 Index to the Russell 1000 Growth Index effective April 2007. IICO believes the Russell 1000 Growth Index provides a more accurate basis for comparing the Fund's performance to the types of securities in which the Fund invests. Both indexes are presented in this prospectus for comparison purposes.

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2Class Y shares have been offered to the public since June 30, 2000; however, no Class Y shares were issued prior to September 15, 2004.

3Reflects no deduction for fees, expenses or taxes.

4Index and Lipper Average comparison begins on June 30, 2000.

5Net of fees and expenses.

Fees and Expenses

Ivy Capital Appreciation Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	--------	---------

Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.50%	0.86%	0.54%	0.41%[6]	0.41%
Total Annual Fund Operating Expenses	1.40%	2.51%	2.19%	1.06%	1.31%
Expenses Waived[7]	0.05%	0.00%	0.00%	0.00%	0.00%
Net Fund Operating Expenses	1.35%	2.51%	2.19%	1.06%	1.31%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

7Through July 31, 2008, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and Waddell & Reed Services Company (WRSCO), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class A shares at 1.35%.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$707	$ 991	$1,295	$2,157
Class B Shares	654	1,082	1,435	2,573[1]
Class C Shares	222[2]	685	1,175	2,524
Class I Shares	108	337	585	1,294
Class Y Shares	133	415	718	1,579

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$707	$991	$1,295	$2,157
Class B Shares	254	782	1,335	2,573[1]
Class C Shares	222	685	1,175	2,524
Class I Shares	108	337	585	1,294
Class Y Shares	133	415	718	1,579

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Core Equity Fund

An Overview of the Fund

Objectives

To provide capital growth and income.

Principal Strategies

Ivy Core Equity Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in equity securities, primarily in common stocks of large cap U.S. and foreign companies with dominant market positions in their industries. Large cap companies are typically companies with market capitalizations of at least $8 billion. The Fund invests in securities that have the potential for capital appreciation or that IICO, the Fund's investment manager, expects to resist market decline. Although the Fund typically invests in large companies, it may invest in securities of any size company. The Fund may invest up to 20% of its net assets in foreign securities.

IICO attempts to select securities with growth and income possibilities by looking at many factors including the company's:

  position in the global economy
  profitability record
  history of improving sales and profits
  management strength
  leadership position in its industry
  stock price value
  dividend payment history

Generally, in determining whether to sell a security IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or the prospect of continued dividend payments. IICO may also sell a security to reduce the Fund's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Core Equity Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Core Equity Fund may be appropriate for investors who seek capital growth and income. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Core Equity Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

The bar chart presents the annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structures.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1997	24.61%
1998	20.73%
1999	12.15%
2000	8.54%
2001	-15.84%
2002	-23.24%
2003	16.01%
2004	8.53%
2005	7.17%
2006	13.52%

In the period shown in the chart, the highest quarterly return was 17.05% (the second quarter of 1997) and the lowest quarterly return was -16.80% (the third quarter of 2002). The Class C return for the year through June 30, 2007 was 7.52%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

			10 Years
			(or Life
	1 Year	5 Years	of Class)
	------	--------	--------
Class C1
Before Taxes	13.52%	3.29%	6.12%
After Taxes on Distributions	11.77%	2.97%	5.03%
After Taxes on Distributions
and Sale of Fund Shares	11.77%	2.94%	5.24%
Class Y
Before Taxes	14.50%	4.28%	7.07%
Class A (began on 07-03-2000)
Before Taxes	7.78%	2.91%	-0.81%
Class B (began on 07-11-2000)
Before Taxes	9.41%	2.98%	-1.06%
Indexes
S&P 500 Index[2]	15.80%	6.20%	8.42%
Lipper Large-Cap Core Funds
Universe Average[3]	13.53%	4.83%	6.87%

1The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

2Reflects no deduction for fees, expenses or taxes.

3Net of fees and expenses.

Fees and Expenses

Ivy Core Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.42%	0.59%	0.43%	0.27%[6]	0.27%
Total Annual Fund Operating Expenses	1.37%	2.29%	2.13%	0.97%	1.22%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$706	$ 984	$1,282	$2,127
Class B Shares	632	1,015	1,325	2,395[1]
Class C Shares	216[2]	667	1,144	2,462
Class I Shares	99	309	536	1,190
Class Y Shares	124	387	670	1,477

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$706	$984	$1,282	$2,127
Class B Shares	232	715	1,225	2,395[1]
Class C Shares	216	667	1,144	2,462
Class I Shares	99	309	536	1,190
Class Y Shares	124	387	670	1,477

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Cundill Global Value Fund

An Overview of the Fund

Objective

To provide long-term capital growth. Any income realized will be incidental.

Principal Strategies

Ivy Cundill Global Value Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) throughout the world, including emerging market countries, which Mackenzie Financial Corporation (Mackenzie), the Fund's investment subadvisor, believes are trading below their estimated "intrinsic value." The Fund may invest in issuers located in any country, in a company of any size and in issuers of any industry.

"Intrinsic value" is the perceived realizable market value, determined through Mackenzie's analysis of the companies' financial statements (and includes factors such as financial capacity on the balance sheet, earnings, cash flows, dividends, business prospects, management capabilities and other catalysts for potentially increasing shareholder value). Mackenzie utilizes an entirely bottom-up, research driven approach in its selection of securities for the Fund.

Mackenzie may use certain derivative investment techniques (such as foreign currency exchange transactions and forward foreign currency contracts) to hedge the Fund's currency exposure.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Cundill Global Value Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the Fund may not be able to readily dispose of illiquid securities promptly at an acceptable price the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived derivatives are subject to counterparty risk
  the mix of securities in the Fund's holdings, particularly the relative weightings in, and exposure to, different sectors of the economy changes in foreign currency exchange rates, which may affect the value of the foreign securities the Fund holds the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds the level of cash reserves may rise in the event acceptable investment opportunities cannot be found
  Mackenzie's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests a substantial portion of its assets in those countries, it is exposed to the following additional risks: securities that are even less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against reparation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer payment of principal and/or interest on external debt).

Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Increased social or political unrest in some or all of these countries could cause further economic and market uncertainty.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Cundill Global Value Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Cundill Global Value Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the return would be less than that shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2002	-12.17%
2003	36.43%
2004	18.06%
2005	16.40%
2006	9.92%

In the period shown in the chart, the highest quarterly return was 16.50% (the second quarter of 2003) and the lowest quarterly return was --11.38% (the third quarter of 2002). The Class A return for the year through June 30, 2007 was 9.51%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		5 Years (or	Life
	1 Year	Life of Class)	of Class
	--------	--------------	----------
Class A (began on 09-04-2001)
Before Taxes	3.60%	11.27%	10.12%
After Taxes on Distributions	2.72%	10.78%	9.42%
After Taxes on Distributions
and Sale of Fund Shares	3.66%	9.81%	8.63%
Class B (began on 09-26-2001)
Before Taxes	5.07%	11.61%	12.42%
Class C (began on 10-19-2001)
Before Taxes	9.28%	11.82%	12.27%
Class Y (began on 07-24-2003)
Before Taxes	10.37%	18.27%	N/A
Indexes
Morgan Stanley Capital International
World Index[1]	20.07%	9.97%	11.20%[2]
Lipper Global Funds
Universe Average[3]	18.86%	10.08%	11.48%[2]
Lipper Global Small/Mid-Cap Value
Funds Universe Average[3]	9.84%	12.33%	12.80%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on September 30, 2001.

3Net of fees and expenses.

Fees and Expenses

Ivy Cundill Global Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	--------	--------	--------	---------	----------

Management Fees	0.93%	0.93%	0.93%	0.93%	0.93%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.37%	0.51%	0.28%	0.24%[6]	0.24%
Total Annual Fund Operating Expenses	1.55%[7]	2.44%	2.21%[7]	1.17%	1.42%[7]

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

7The Total Annual Fund Operating Expenses shown reflect the annual fee payable; however, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have voluntarily agreed to waive expenses for Class A, Class C and Class Y shares so that the total annual fund operating expenses do not exceed the following levels: Class A, 1.90%; Class C, 2.55% and Class Y, 1.20%. IFDI and WRSCO may change or terminate this waiver at any time.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$724	$1,036	$1,371	$2,314
Class B Shares	647	1,061	1,401	2,556[1]
Class C Shares	224[2]	691	1,185	2,544
Class I Shares	119	372	644	1,420
Class Y Shares	145	449	776	1,702

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$724	$1,036	$1,371	$2,314
Class B Shares	247	761	1,301	2,556[1]
Class C Shares	224	691	1,185	2,544
Class I Shares	119	372	644	1,420
Class Y Shares	145	449	776	1,702

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Dividend Income Fund

An Overview of the Fund

Objectives

To provide income and long-term capital growth.

Principal Strategies

Ivy Dividend Income Fund seeks to achieve its objectives by investing primarily in dividend-paying common stocks that IICO, the Fund's investment manager, believes also demonstrate favorable prospects for long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying equity securities of domestic and, to a lesser extent, foreign companies, which may include without limitation dividend-paying common stocks, preferred stocks or convertible preferred stocks. Although the Fund invests primarily in large cap companies (typically companies with capitalizations of at least $8 billion), it may invest in companies of any size.

The Fund primarily focuses on companies:

  with high dividend yields that are relatively safe
  with above average market yield that will continue to grow their dividend that pay a small dividend, but could grow their dividend over the next five years that pay no dividend, but may initiate a dividend

Generally, in determining whether to sell a security, IICO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Dividend Income Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Dividend Income Fund may be appropriate for investors seeking income and long-term capital growth through a portfolio of primarily dividend-paying common stocks. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Dividend Income Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2004	11.16%
2005	13.12%
2006	15.54%

In the period shown in the chart, the highest quarterly return was 9.11% (the fourth quarter of 2004) and the lowest quarterly return was --0.21% (the third quarter of 2004). The Class A return for the year through June 30, 2007 was 9.44%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		Life
	1 Year	of Class
	------	--------
Class A (began on 06-30-2003)
Before Taxes	8.90%	12.59%
After Taxes on Distributions	8.52%	12.37%
After Taxes on Distributions
and Sale of Fund Shares	6.41%	10.95%
Class B (began on 06-30-2003)
Before Taxes	10.62%	12.94%
Class C (began on 06-30-2003)
Before Taxes	14.72%	13.60%
Class Y (began on 06-30-2003)
Before Taxes	15.65%	14.65%
Indexes
Russell 1000 Index[1]	15.47%	13.96%[2]
Lipper Equity Income Funds
Universe Average[3]	18.46%	14.94%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on June 30, 2003.

3Net of fees and expenses.

Fees and Expenses

Ivy Dividend Income Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	----------

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.43%	0.60%	0.47%	0.34%[6]	0.34%
Total Annual Fund Operating Expenses	1.38%	2.30%	2.17%	1.04%	1.29%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$707	$ 987	$1,287	$2,137
Class B Shares	633	1,018	1,330	2,405[1]
Class C Shares	220[2]	679	1,164	2,503
Class I Shares	106	331	574	1,271
Class Y Shares	131	409	708	1,556

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$707	$987	$1,287	$2,137
Class B Shares	233	718	1,230	2,405[1]
Class C Shares	220	679	1,164	2,503
Class I Shares	106	331	574	1,271
Class Y Shares	131	409	708	1,556

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Energy Fund

An Overview of the Fund

Objective

Ivy Energy Fund seeks long-term capital appreciation.

Principal Strategies

Ivy Energy Fund seeks to achieve its objective of long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets in securities, primarily equities of both U.S. and foreign companies, principally engaged in exploration, discovery, distribution or related to the infrastructure of energy and/or alternative energy. These companies may include, but are not limited to: oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. The Fund invests in securities of companies across the capitalization spectrum and in companies domiciled throughout the world, including, potentially, companies domiciled or traded in emerging markets. The Fund may invest up to 100% of its assets in foreign securities.

The Fund's investment manager, IICO, uses an investment style that focuses on both growth and value characteristics of companies where energy is believed to be a factor in the investment outlook and success of that company. IICO focuses on traditional companies that are producing and distributing energy for today, as well as those companies that are discovering sources of energy that will carry the world into the future. IICO considers many factors in selecting companies for the Fund, including the valuation, operating history and management of a company.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has become undervalued and/or whether the prospects of the issuer have deteriorated. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Energy Sector Risk -- since the Fund will invest a significant portion of its assets in securities of companies principally engaged in the energy sector, the Fund could experience wider fluctuations in value than funds with more diversified, less concentrated portfolios. Specifically, the securities that the Fund purchases may underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund's holdings are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies may also fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects and tax and other governmental regulatory policies.

A variety of additional factors can affect the investment performance of Ivy Energy Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with an investment objective that is similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected some of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities presents additional risks, such as foreign currency fluctuations and political or economic conditions affecting foreign countries. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

Although individual security selection, in general, drives the performance of the Fund, short-term fluctuations in commodity prices may influence returns and increase price fluctuations in the Fund's shares. The companies in which the Fund invests may be adversely affected by foreign government, federal, or state regulations on energy production, distribution and sale.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Energy Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Energy Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table.

Fees and Expenses

Ivy Energy Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	----------

Management Fees[5]	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or
Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[6]	2.46%	2.24%	2.21%	2.19%[7]	2.19%
Total Annual Fund
Operating Expenses	3.56%	4.09%	4.06%	3.04%	3.29%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5IICO has voluntarily agreed to waive its management fee for any day that the Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver.

6Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

7The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$913	$1,604	$2,314	$4,182
Class B Shares	811	1,544	2,192	4,170[1]
Class C Shares	408[2]	1,235	2,078	4,256
Class I Shares	370	939	1,596	3,355
Class Y Shares	332	1013	1,717	3,585

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$913	$1,604	$2,314	$4,182
Class B Shares	411	1,244	2,092	4,170[1]
Class C Shares	408	1,235	2,078	4,256
Class I Shares	307	939	1,596	3,355
Class Y Shares	332	1,013	1,717	3,585

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy European Opportunities Fund

An Overview of the Fund

Objective

To provide long-term capital growth by investing in the securities markets of Europe.

Principal Strategies

Ivy European Opportunities Fund invests, under normal market conditions, at least 80% of its net assets in the equity securities of European companies of any size, which may include:

  large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies, those providing exceptional value, or those engaged in initial public offerings (IPOs));
  small-capitalization companies in the more developed markets of Europe companies operating in Europe's emerging markets

The Fund's investment subadvisor, Henderson Investment Management Ltd. (Henderson), uses a "bottom-up" investment approach, by focusing on the best investment opportunities, regardless of market capitalization. Henderson also applies a pragmatic approach, by searching for stocks it believes to be reasonably priced and with reasonable short-term growth prospects. Company selection is generally based on an analysis of a wide range of financial indicators (such as growth, earnings, cash flow, book value and enterprise value), as well as factors such as market position, competitive advantage and management strength. Country and sector allocation decisions are driven by the company selection process.

Generally, in determining whether to sell a security, Henderson chooses to do so when it believes that the security's valuation accurately reflects all catalysts, or drivers, identified at its purchase. Henderson may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy European Opportunities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected changes in foreign exchange rates, which may affect the value of the foreign securities the Fund holds the risks of investing in foreign securities are more acute in countries with developing economies securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading of its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance)
  the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  Henderson's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy European Opportunities Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy European Opportunities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2000	4.51%
2001	-20.67%
2002	-3.30%
2003	51.02%
2004	36.28%
2005	10.49%
2006	31.74%

IIn the period shown in the chart, the highest quarterly return was 44.83% (the first quarter of 2000) and the lowest quarterly return was -21.29% (the third quarter of 2002). The Class A return for the year through June 30, 2007 was 13.32%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		5 Years
		(or Life	Life
	1 Year	of Class)	of Class
	--------	-----------	-----------
Class A (began on 05-04-1999)
Before Taxes	24.16%	22.25%	29.24%
After Taxes on Distributions	23.96%	22.17%	25.56%
After Taxes on Distributions
and Sale of Fund Shares	16.04%	19.84%	23.93%
Class B (began on 05-24-1999)
Before Taxes	26.79%	22.56%	29.18%
Class C (began on 10-24-1999)
Before Taxes	30.85%	22.66%	18.78%
Class Y (began on 07-24-2003)
Before Taxes	32.01%	33.10%	N/A
Indexes
Morgan Stanley Capital International
EuropeSM Index[1]	33.72%	14.87%	7.84%[2]
Lipper European Region Funds
Universe Average[3]	33.66%	17.36%	11.28%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on May 31, 1999.

3Net of fees and expenses.

Fees and Expenses

Ivy European Opportunities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	--------	---------

Management Fees	0.92%	0.92%	0.92%	0.92%	0.92%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.45%	0.45%	0.38%	0.24%[6]	0.24%
Total Annual Fund Operating Expenses	1.62%	2.37%	2.30%	1.16%	1.41%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$730	$1,057	$1,406	$2,386
Class B Shares	640	1,039	1,365	2,520[1]
Class C Shares	233[2]	718	1,230	2,636
Class I Shares	118	368	638	1,409
Class Y Shares	144	446	771	1,691

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$730	$1,057	$1,406	$2,386
Class B Shares	240	739	1,265	2,520[1]
Class C Shares	233	718	1,230	2,636
Class I Shares	118	368	638	1,409
Class Y Shares	144	446	771	1,691

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Global Natural Resources Fund

An Overview of the Fund

Objective

To provide long-term growth. Any income realized will be incidental.

Principal Strategies

Ivy Global Natural Resources Fund invests, under normal market conditions, at least 80% of its net assets in equity securities of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

  energy (such as utilities, producers/developers, refiners, service/drilling)
  alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells)
  industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery)
  forest products (such as lumber, plywood, pulp, paper, newsprint, tissue)
  base metals (such as aluminum, copper, nickel, zinc, iron ore and steel)
  precious metals and minerals (such as gold, silver, platinum, diamonds)
  agricultural products (grains and other foods, seeds, fertilizers, water)

The Fund's investment subadvisor, Mackenzie, uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. Mackenzie targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low cost, low debt producers and positions that are based on anticipated commodity price trends. The Fund seeks to be diversified internationally and therefore Mackenzie invests in foreign companies and domestic companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Fund's assets in North America, international exposure may exceed 50% of the Fund's assets. Exposure to companies in individual foreign countries other than Canada is typically less than 20% of the Fund's assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining to sell a security, Mackenzie considers various factors including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth as well as the effect of commodity price trends on certain holdings. Mackenzie may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Global Natural Resources Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies since the Fund can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios the mix of securities in the Fund's holdings, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived derivatives are subject to counterparty risk
  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds the level of cash reserves may rise in the event acceptable investment opportunities cannot be found
  Mackenzie's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold or silver, exposes the Fund to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings.

Investing in foreign securities presents additional risks, such as foreign currency fluctuations and political or economic conditions affecting foreign countries. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Global Natural Resources Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Global Natural Resources Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1998	-29.35%
1999	40.98%
2000	9.86%
2001	15.40%
2002	4.66%
2003	45.61%
2004	27.94%
2005	29.11%
2006	25.79%

In the period shown in the chart, the highest quarterly return was 24.19% (the fourth quarter of 2001) and the lowest quarterly return was -21.37% (the third quarter of 2001). The Class A return for the year through June 30, 2007 was 21.99%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns
as of December 31, 2006

		5 Years
		(or Life	Life
	1 Year	of Class)	of Class
	--------	----------	-----------
Class A (began on 01-02-1997)
Before Taxes	18.55%	24.45%	14.96%
After Taxes on Distributions	16.24%	23.51%	13.66%
After Taxes on Distributions
and Sale of Fund Shares	14.39%	21.68%	12.78%
Class B (began on 01-02-1997)
Before Taxes	20.77%	24.75%	14.77%
Class C (began on 01-02-1997)
Before Taxes	24.92%	24.89%	14.60%
Class Y (began on 07-24-2003)
Before Taxes	25.98%	34.69%	N/A
Indexes
Morgan Stanley Capital International
Commodity-Related Index[1]	21.48%	19.83%	11.05%[2]
Lipper Natural Resources Funds
Universe Average[3]	15.22%	20.76%	13.45%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on December 31, 1996.

3Net of fees and expenses.

Fees and Expenses

Ivy Global Natural Resources Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.23%	0.29%	0.21%	0.20%[6]	0.20%
Total Annual Fund Operating Expenses	1.29%[7]	2.10%	2.02%[7]	1.01%	1.26%[7]

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

7The Total Annual Fund Operating Expenses shown reflect the annual fee payable; however, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have voluntarily agreed to waive expenses for Class A, Class C and Class Y shares so that the total annual fund operating expenses do not exceed the following levels: Class A, 1.70%; Class C, 2.40% and Class Y, 1.20%. IFDI and WRSCO may change or terminate this waiver at any time.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$699	$960	$1,242	$2,042
Class B Shares	613	958	1,229	2,224[1]
Class C Shares	205[2]	634	1,088	2,348
Class I Shares	103	322	558	1,236
Class Y Shares	128	400	692	1,523

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$699	$960	$1,242	$2,042
Class B Shares	213	658	1,129	2,224[1]
Class C Shares	205	634	1,088	2,348
Class I Shares	103	322	558	1,236
Class Y Shares	128	400	692	1,523

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy International Balanced Fund

An Overview of the Fund

Objective

To provide a high level of total return.

Principal Strategies

Ivy International Balanced Fund invests in equity and debt securities issued by companies located around the world and of any size, and in investment grade debt securities issued by governmental agencies and corporations. The Fund invests primarily in developed foreign markets, but may invest a portion of its assets in developing, or emerging, markets. Normally, the Fund invests approximately 50% to 70% of its assets in international equity securities and approximately 30% to 50% of its assets in international investment-grade debt securities.

In selecting equity securities the Fund's investment subadvisor, Templeton Investment Counsel LLC (Templeton), attempts to identify securities that are selling at a substantial discount to its determination of their market value. Debt securities are selected, after an analysis of trends in interest rates and economic conditions, based on Templeton's judgment as to which securities are more likely to perform well under those conditions.

Templeton may sell a security when it believes that the security's price reflects its intrinsic value, or Templeton determines that market factors have changed and there is no longer an expectation that the security will perform well. Templeton may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities, or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy International Balanced Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the risks of investing in foreign securities are more acute in countries with developing economies changes in foreign exchange rates, which may affect the value of the securities the Fund holds an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund as well as a decrease in the Fund's investment income the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the value of a security believed by Templeton to be undervalued may never reach what Templeton believes is its full value, or such security's value may decrease the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  Templeton's skill in evaluating and selecting securities for the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investment choices. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy International Balanced Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy International Balanced Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of broad measures of market performance. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus International Balanced Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy International Balanced Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of Ivy International Balanced Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1997	5.12%
1998	3.55%
1999	15.66%
2000	1.27%
2001	-8.74%
2002	-3.73%
2003	37.93%
2004	18.40%
2005	4.24%
2006	22.43%

In the period shown in the chart, the highest quarterly return was 17.99% (the second quarter of 2003) and the lowest quarterly return was -12.46% (the third quarter of 2002). The Class A return for the year through June 30, 2007 was 6.26%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of broad-based securities market indexes that are unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		5 Years
		(or Life
	1 Year	of Class)	10 Years
	------	-----------	-----------
Class A1
Before Taxes	15.39%	13.59%	8.21%
After Taxes on Distributions	13.98%	12.88%	6.80%
After Taxes on Distributions
and Sale of Fund Shares	11.25%	11.81%	6.55%
Class B (began on 12-8-2003)
Before Taxes	17.24%	13.94%	N/A
Class C (began on 12-8-2003)
Before Taxes	21.54%	14.92%	N/A
Class Y (began on 12-8-2003)
Before Taxes	22.57%	15.98%	N/A
Indexes
Morgan Stanley Capital International All
Country World (Excluding U.S.A.) Index[2]	27.16%	16.88%	8.59%
J.P. Morgan Non-U.S. Government
Bond Index[2]	6.84%	9.49%	4.68%
Lipper Mixed-Asset Target Allocation Growth
Funds Universe Average[3]	11.95%	6.15%	7.19%

1For periods prior to December 8, 2003, performance shown is that of the Advantus International Balanced Fund, the predecessor of Ivy International Balanced Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy International Balanced Fund. Class A shares of Ivy International Balanced Fund would generally have had substantially similar returns to the same class of shares of the Advantus International Balanced Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus International Balanced Fund differ from expenses for Class A shares of Ivy International Balanced Fund.

2Reflects no deduction for fees, expenses or taxes.

3Net of fees and expenses.

Fees and Expenses

Ivy International Balanced Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	----------	----------	----------	---------	----------

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.43%	0.65%	0.42%	0.30%[6]	0.30%
Total Annual Fund Operating Expenses	1.38%	2.35%	2.12%	1.00%	1.25%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$707	$ 987	$1,287	$2,137
Class B Shares	638	1,033	1,355	2,444[1]
Class C Shares	215[2]	664	1,139	2,452
Class I Shares	102	318	552	1,225
Class Y Shares	127	397	686	1,511

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$707	$987	$1,287	$2,137
Class B Shares	238	733	1,255	2,444[1]
Class C Shares	215	664	1,139	2,452
Class I Shares	102	318	552	1,225
Class Y Shares	127	397	686	1,511

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy International Core Equity Fund (formerly, Ivy International Value Fund)

An Overview of the Fund

Objectives

To provide long-term capital growth. Consideration of current income is secondary to this principal objective.

Principal Strategies

Ivy International Core Equity Fund invests, under normal market conditions, at least 80% of its net assets in equity securities principally traded in largely developed European and Asian/Pacific Basin markets. To enhance potential return, the Fund may invest in countries with new or comparatively undeveloped economies.

IICO, the Fund's investment manager, primarily uses a disciplined approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies), preferring cash generating, well-managed and reasonably valued companies that are exposed to themes which should yield above average growth. Some of the Fund's investments may produce income (such as dividends), although it is not a primary objective of the Fund.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy International Core Equity Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected changes in foreign exchange rates which may affect the value of securities the Fund holds the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. The risks of investing in foreign securities are more acute in countries with developing economies.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy International Core Equity Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy International Core Equity Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1998	6.63%
1999	27.79%
2000	-7.25%
2001	-17.17%
2002	-15.93%
2003	27.19%
2004	16.55%
2005	24.51%
2006	26.13%

In the period shown in the chart, the highest quarterly return was 16.49% (the fourth quarter of 1998) and the lowest quarterly return was -22.75% (the third quarter of 2002). The Class A return for the year through June 30, 2007 was 12.05%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		5 Years
		(or Life	Life
	1 Year	of Class)	of Class
	--------	----------	-----------
Class A (began on 05-13-1997)
Before Taxes	18.88%	13.03%	5.86%
After Taxes on Distributions	18.08%	12.87%	5.65%
After Taxes on Distributions
and Sale of Fund Shares	13.60%	11.48%	5.08%
Class B (began on 05-13-1997)
Before Taxes	21.16%	12.85%	5.45%
Class C (began on 05-13-1997)
Before Taxes	25.11%	12.95%	5.43%
Class Y (began on 07-24-2003)
Before Taxes	26.08%	25.60%	N/A
Indexes
Morgan Stanley Capital International
EAFE Index[1]	26.34%	14.98%	7.46%[2]
Lipper International Large-Cap Core Funds
Universe Average[3]	24.28%	12.31%	6.60%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on May 31, 1997.

3Net of fees and expenses.

Fees and Expenses

Ivy International Core Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	--------	---------

Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service
(12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.46%	0.50%	0.44%	0.36%[6]	0.36%
Total annual Fund operating expenses	1.56%	2.35%	2.29%	1.21%	1.46%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$725	$1,039	$1,376	$2,325
Class B Shares	638	1,033	1,355	2,489[1]
Class C Shares	232[2]	715	1,225	2,626
Class I Shares	123	384	665	1,466
Class Y Shares	149	462	797	1,746

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$725	$1,039	$1,376	$2,325
Class B Shares	238	733	1,255	2,489[1]
Class C Shares	232	715	1,225	2,626
Class I Shares	123	384	665	1,466
Class Y Shares	149	462	797	1,746

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy International Growth Fund (formerly, Ivy International Fund)

An Overview of the Fund

Objectives

To provide long-term growth. Consideration of current income is secondary to this principal objective.

Principal Strategies

Ivy International Growth Fund seeks to achieve its objectives by investing primarily in common stocks of foreign companies that IICO, the Fund's investment manager, believes have the potential for long-term growth represented by economic expansion within a country or region, and represented by the restructuring and/or privatization of particular industries. The Fund emphasizes growth stocks, which are securities of companies whose earnings IICO believes are likely to grow faster than the economy. The Fund primarily invests in issuers of developed countries, and the Fund may invest in companies of any size.

IICO utilizes a research-based investment process that blends top-down global economic analysis and bottom-up stock selection. After identifying promising opportunities around the world, IICO seeks strong companies in industries which it believes are growing faster than their underlying economies. IICO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

  a company's growth and earnings potential
  a company's financials, including cash flow
  management of the company
  industry position of the company
  strength of the industry
  applicable economic, market and political conditions of the country in which the company is located

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy International Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected changes in foreign exchange rates, which may affect the value of the securities the Fund holds the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. The risks of investing in foreign securities are more acute in countries with developing economies. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies are more likely to have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy International Growth Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy International Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1997	10.38%
1998	7.34%
1999	21.05%
2000	-17.26%
2001	-21.03%
2002	-20.96%
2003	26.24%
2004	13.23%
2005	17.09%
2006	22.91%

In the period shown in the chart, the highest quarterly return was 16.41% (the fourth quarter of 1998) and the lowest quarterly return was -23.02% (the third quarter of 2002). The Class A return for the year through June 30, 2007 was 11.75%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		5 Years	10 Years
		(or Life	(or Life
	1 Year	of Class)	of Class)
	--------	----------	-----------
Class A
Before Taxes	15.84%	8.91%	3.68%
After Taxes on Distributions	15.81%	8.88%	2.70%
After Taxes on Distributions
and Sale of Fund Shares	10.34%	7.75%	2.93%
Class B
Before Taxes	17.61%	8.80%	3.25%
Class C
Before Taxes	21.67%	9.03%	3.30%
Class Y (began on 07-24-2003)
Before Taxes	22.85%	20.53%	N/A
Indexes*
Morgan Stanley Capital International
EAFE Growth Index[1]	22.33%	12.27%	5.07%
Morgan Stanley Capital International
EAFE Index[1]	26.34%	14.98%	7.71%
Lipper International Large-Cap Growth
Funds Universe Average[2]	22.68%	10.78%	5.98%

*The Fund's benchmark index changed from the Morgan Stanley Capital International EAFE Index to the Morgan Stanley Capital International EAFE Growth Index effective April 2007. IICO believes the Morgan Stanley Capital International EAFE Growth Index provides a more accurate basis for comparing the Fund's performance to the types of securities in which the Fund invests. Both indexes are presented in this prospectus for comparison purposes.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

Fees and Expenses

Ivy International Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.20%[5]	1.00%	1.00%	0.00%	0.25%
Other Expenses[6]	0.41%	0.70%	0.69%	0.36%[7]	0.36%
Total Annual Fund Operating
Expenses	1.46%	2.55%	2.54%	1.21%	1.46%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5The annual 12b-1 fee for Class A shares of the Fund may equal up to 0.25% on net assets attributable to outstanding shares issued on or after January 1, 1992. Since the calculation of the annual 12b-1 fee does not take into account shares outstanding prior to January 1, 1992, this arrangement results in a rate of 12b-1 fee that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund.

6Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

7The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$715	$1,010	$1,327	$2,221
Class B Shares	658	1,093	1,455	2,618[1]
Class C Shares	257[2]	791	1,350	2,875
Class I Shares	123	384	665	1,466
Class Y Shares	149	462	797	1,746

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$715	$1,010	$1,327	$2,221
Class B Shares	258	793	1,355	2,618[1]
Class C Shares	257	791	1,350	2,875
Class I Shares	123	384	665	1,466
Class Y Shares	149	462	797	1,746

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Large Cap Growth Fund

An Overview of the Fund

Objective

To provide appreciation of your investment.

Principal Strategies

Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks issued by growth-oriented, large to medium sized U.S. and, to a lesser extent, foreign companies that IICO, the Fund's investment manager, believes have appreciation possibilities. Under normal market conditions, the Fund invests at least 80% of its net assets in large cap growth securities. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy and large cap companies are typically companies with capitalizations of at least $8 billion.

IICO primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks companies that have dominant market positions and established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to increased revenue and earnings growth. It attempts to focus on companies with sustainable competitive advantages in their industries as well as the following factors:

  the company's market position, product line, technological position and prospects for sustainability and/or increased earnings the quality of management
  the short-term and long-term outlook for the industry
  changes in economic and political conditions

IICO may also analyze the demands of investors for the security relative to its price. IICO may select a security when it anticipates a development or identifies a catalyst that might have an effect on the value of the security.

In general, IICO may sell a security when, in IICO's opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. IICO may also sell a security if it determines that the security no longer presents sufficient appreciation potential. This may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of its resources. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Large Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing a majority of the Fund's holdings in a single asset class such as large cap equities may cause more volatility than a fund invested with greater diversification.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Large Cap Growth Fund may be appropriate for investors seeking long-term investment growth. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Large Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2001	-23.50%
2002	-19.78%
2003	28.97%
2004	5.94%
2005	14.37%
2006	3.30%

In the period shown in the chart, the highest quarterly return was 11.88% (the fourth quarter of 2001) and the lowest quarterly return was -18.97% (the first quarter of 2001). The Class A return for the year through June 30, 2007 was 7.94%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other classes may vary.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	------	---------	----------
Class A (began on 06-30-2000)
Before Taxes	-2.64%	4.07%	1.52%
After Taxes on Distributions	-2.64%	4.07%	1.46%
After Taxes on Distributions
and Sale of Fund Shares	-1.72%[1]	3.50%	1.27%
Class C (began on 07-03-2000)
Before Taxes	2.42%	4.40%	1.56%
Class B (began on 07-06-2000)
Before Taxes	-1.90%	3.79%	1.11%
Class Y (began on 07-06-2000)
Before Taxes	3.44%	5.54%	2.62%
Indexes
Russell 1000 Growth Index[2]	9.09%	2.70%	-5.84%[3]
Lipper Large-Cap Growth Funds
Universe Average[4]	5.60%	2.15%	-4.59%[3]

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on June 30, 2000.

4Net of fees and expenses.

Fees and Expenses

Ivy Large Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	--------	---------

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.44%	0.73%	0.48%	0.25%[6]	0.25%
Total Annual Fund Operating Expenses	1.39%	2.43%	2.18%	0.95%	1.20%
Expenses Waived[7]	0.24%[7]	0.00%	0.00%	0.00%	0.14%[7]
Net Fund Operating Expenses	1.15%	2.43%	2.18%	0.95%	1.06%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

7Through July 31, 2008, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class A shares at 1.15%, and for its Class Y shares at 1.06%.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$ 960	$1,264	$2,124
Class B Shares	646	1,058	1,396	2,508[1]
Class C Shares	221[2]	682	1,169	2,513
Class I Shares	97	303	525	1,166
Class Y Shares	108	362	641	1,437

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$960	$1,264	$2,124
Class B Shares	246	758	1,296	2,508[1]
Class C Shares	221	682	1,169	2,513
Class I Shares	97	303	525	1,166
Class Y Shares	108	362	641	1,437

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Managed European/Pacific Fund

An Overview of the Fund

Objective

To provide long-term capital growth.

Principal Investment Strategies

The Fund seeks to enable investors to own a portfolio of stocks of European and Asian companies by investing primarily in Class I shares of Ivy European Opportunities Fund and Ivy Pacific Opportunities Fund (each, an underlying fund). Each underlying fund, in turn, invests in a diversified portfolio of primarily foreign equity securities.

The Board of Trustees of Ivy Funds (Board of Trustees), based upon the recommendation of the Fund's investment manager, IICO, has authorized the following target allocation ranges for investment of the Fund's assets in specific underlying funds, although IICO expects allocations will change over time:

Underlying Fund	Maximum	Minimum
	Allocation	Allocation
Ivy European Opportunities Fund	90%	10%
Ivy Pacific Opportunities Fund	90%	10%

The Fund may also purchase shares of a registered investment company not affiliated with Ivy Funds or Ivy Funds, Inc. (collectively, the "Ivy Family of Funds") (an "unaffiliated fund"), provided that, immediately after such purchase, the Fund does not own more than 3% of the total outstanding stock of such unaffiliated fund. The Fund anticipates that investments in unaffiliated funds will be minimal, if any.

IICO monitors the Fund's holdings and cash flow and, in general, manages them as needed in order to maintain the Fund's target allocations. IICO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO may modify the above-specified target asset allocations for the Fund and may also modify, from time to time, the underlying funds selected for the Fund.

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of any size European company and of companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam.

Principal Risks of Investing in the Fund

Many factors may affect the performance of Ivy Managed European/Pacific Fund. The ability of the Fund to meet its investment objective is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. In general, the Fund is subject to the same risks as those of the underlying funds. The Fund's share price will likely change daily based on the performance of the underlying funds.

The Fund invests primarily in international equity funds, for which the principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Fund is most heavily indirectly invested (foreign companies) may underperform other asset classes, other market segments or the overall stock market.

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since an underlying fund, Ivy Pacific Opportunities Fund, normally invests a substantial portion of its assets in these countries, it is exposed to the following additional risks: securities that are less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against reparation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

Additional information about the risks of the underlying funds is provided above in their respective sections and below in the section entitled "Additional Information about Principal Investment Strategies, Other Investments and Risks."

An investment in the Fund or any underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, the value of the Fund's shares could change, and you could lose money on your investment. When you sell your shares, they may be worth more or less than what you paid for them.

Who May Want to Invest

Ivy Managed European/Pacific Fund may be appropriate for investors who want to diversify among two international mutual funds, in one fund. If you are looking for an investment that uses this technique, this Fund may be appropriate for you. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

The Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table.

Fees and Expenses

Ivy Managed European/Pacific Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	---------	---------	---------	---------	---------

Maximum Sales Charge(Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------
Management Fees[5]	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and/or
Service (12b-1) Fees	1.00%	1.00%	0.00%	0.25%	0.25%
Other Expenses[6,7]	0.15%	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees
and Expenses[8]	1.27%	1.27%	1.27%	1.27%	1.27%
Total Annual Fund
Operating Expenses	1.72%	2.47%	2.47%	1.47%	1.72%

1The contingent deferred sales charge (CDSC) which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5IICO has voluntarily agreed to waive its management fee for any day that the Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver.

6The data for Other Expenses is estimated for the initial fiscal year of the Fund. Actual expenses may be higher or lower.

7Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

8The Fund will indirectly bear a pro rata share of the fees and expenses of each underlying fund in which it invests. Because the amount of the Fund's assets invested in each underlying fund changes daily, the amount shown is an approximation.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

If shares are redeemed
at end of period:	1 Year	3 Years
Class A Shares	$740	$1,086
Class B Shares	650	1,070
Class C Shares	250[1]	770
Class I Shares	150	465
Class Y Shares	175	542

If shares are not redeemed
at end of period:	1 Year	3 Years
Class A Shares	$740	$1,086
Class B Shares	250	770
Class C Shares	250	770
Class I Shares	150	465
Class Y Shares	175	542

1A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Managed International Opportunities Fund

An Overview of the Fund

Objectives

To seek capital growth and, to a lesser extent, income.

Principal Investment Strategies

The Fund seeks to provide investors a well-diversified portfolio of international stocks, as well as a modest amount of bonds, by investing primarily in Class I shares of Ivy Funds international mutual funds, as identified below. Each underlying fund, in turn, invests in a diversified portfolio of primarily foreign equity securities, and, to a lesser extent, a mixture of investment grade and non-investment grade bonds issued by foreign corporations and governments.

The Board of Trustees, based upon the recommendation of IICO, the Fund's investment manager, has authorized the following target allocation ranges for investment of the Fund's assets in specific underlying funds, although IICO expects allocations will change over time:

Underlying Fund	Maximum	Minimum
	Allocation	Allocation
Ivy European Opportunities Fund	60%	10%
Ivy International Balanced Fund	60%	10%
Ivy International Core Equity Fund	60%	10%
Ivy International Growth Fund	60%	10%
Ivy Pacific Opportunities Fund	60%	10%

The Fund may also purchase shares of an unaffiliated fund, provided that, immediately after such purchase, the Fund does not own more than 3% of the total outstanding stock of such unaffiliated fund. The Fund anticipates that investments in unaffiliated funds will be minimal, if any.

IICO monitors the Fund's holdings and cash flow and, in general, manages them as needed in order to maintain the Fund's target allocations. IICO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO may modify the above-specified target asset allocations for the Fund and may also modify, from time to time, the underlying funds selected for the Fund.

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of any size European company and of companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam.

Principal Risks of Investing in the Fund

Many factors may affect the performance of Ivy Managed International Opportunities Fund. The ability of the Fund to meet its investment objectives is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. In general, the Fund is subject to the same risks as those of the underlying funds. The Fund's share price will likely change daily based on the performance of the underlying funds.

The Fund invests primarily in international equity funds, for which the principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Fund is most heavily indirectly invested (foreign companies) may underperform other asset classes, other market segments or the overall stock market.

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since an underlying fund, Ivy Pacific Opportunities Fund, normally invests a substantial portion of its assets in these countries, it is exposed to the following additional risks: securities that are less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against reparation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

Additional information about the risks of the underlying funds is provided above in their respective sections and below in the section entitled "Additional Information about Principal Investment Strategies, Other Investments and Risks."

An investment in the Fund or any underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, the value of the Fund's shares could change, and you could lose money on your investment. When you sell your shares, they may be worth more or less than what you paid for them.

Who May Want to Invest

Ivy Managed International Opportunities Fund may be appropriate for investors who want to diversify among several international mutual funds, in one fund. If you are looking for an investment that uses this technique, this Fund may be appropriate for you. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

The Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table.

Fees and Expenses

Ivy Managed International Opportunities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	---------	---------	---------	---------	---------

Maximum Sales Charge(Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------
Management Fees[5]	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and/or
Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[6,7]	0.17%	0.17%	0.17%	0.17%	0.17%
Acquired Fund Fees
and Expenses[8]	1.23%	1.23%	1.23%	1.23%	1.23%
Total Annual Fund
Operating Expenses	1.70%	2.45%	2.45%	1.45%	1.70%

1The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5IICO has voluntarily agreed to waive its management fee for any day that the Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver.

6The data for Other Expenses is estimated for the initial fiscal year of the Fund. Actual expenses may be higher or lower.

7Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

8The Fund will indirectly bear a pro rata share of the fees and expenses of each underlying fund in which it invests. Because the amount of the Fund's assets invested in each underlying fund changes daily, the amount shown is an approximation.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

If shares are redeemed
at end of period:	1 Year	3 Years
Class A Shares	$738	$1,080
Class B Shares	648	1,064
Class C Shares	248[1]	764
Class I Shares	148	459
Class Y Shares	173	536

If shares are not redeemed
at end of period:	1 Year	3 Years
Class A Shares	$738	$1,080
Class B Shares	248	764
Class C Shares	248	764
Class I Shares	148	459
Class Y Shares	173	536

1A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Mid Cap Growth Fund

An Overview of the Fund

Objective

To provide growth of your investment.

Principal Strategies

Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of domestic and, to a lesser extent, foreign mid cap companies that IICO, the Fund's investment manager, believes offer above-average growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of mid cap companies, which are typically companies with market capitalizations that range between $1 billion and $18 billion.

In selecting companies, IICO emphasizes a bottom-up approach and may look at a number of factors in its consideration of a security, such as:

  new or innovative products or services
  adaptive or creative management
  strong financial and operational capabilities to sustain growth stable and consistent revenue, earnings, cash flow
  market potential
  profit potential

Generally, in determining whether to sell a security, IICO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Mid Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected potentially greater price volatility of the equity securities of small to mid cap companies held by the Fund the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing a majority of the Fund's holdings in a single asset class such as mid cap securities may cause the Fund to experience more volatility than a fund invested with greater diversification.

Market risk for small to medium sized companies may be greater than that for large companies. Medium sized companies may have limited financial resources and less experienced management compared to large companies. Stocks of medium sized companies may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Mid Cap Growth Fund may be appropriate for investors who are willing to accept greater risks than are present with many other mutual funds. The Fund is not intended for investors who desire assured income and conservation of capital. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Mid Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2001	-12.71%
2002	-25.84%
2003	30.42%
2004	18.89%
2005	11.96%
2006	8.38%

In the period shown in the chart, the highest quarterly return was 17.54% (the second quarter of 2003) and the lowest quarterly return was -16.60% (the third quarter of 2002). The Class A return for the year through June 30, 2007 was 10.65%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	------	---------	---------
Class A (began on 06-30-2000)
Before Taxes	2.15%	5.63%	3.38%
After Taxes on Distributions	2.15%	5.63%	3.14%
After Taxes on Distributions
and Sale of Fund Shares	1.39%	4.86%	2.78%
Class C (began on 07-03-2000)
Before Taxes	7.54%	6.02%	3.45%
Class B (began on 07-06-2000)
Before Taxes	3.25%	5.43%	3.06%
Class Y (began on 07-10-2000)
Before Taxes	8.64%	7.20%	4.24%
Indexes
Russell Mid-Cap Growth Index[1]	10.67%	8.23%	-1.07%[2]
Lipper Mid-Cap Growth Funds
Universe Average[3]	8.54%	5.88%	-1.03%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on June 30, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Mid Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	----------	---------	---------	---------	---------

Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.50%	0.77%	0.53%	0.31%[6]	0.31%
Total Annual Fund Operating Expenses	1.60%[7]	2.62%	2.38%[7]	1.16%	1.41%[7]

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

7The Total Annual Fund Operating Expenses shown reflect the annual fee payable; however, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have voluntarily agreed to waive expenses for Class A, Class C and Class Y shares so that the total annual fund operating expenses do not exceed the following levels: Class A, 1.65%; Class C, 2.35% and Class Y, 1.25%. IFDI and WRSCO may change or terminate this waiver at any time.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$728	$1,051	$1,396	$2,366
Class B Shares	665	1,114	1,490	2,706[1]
Class C Shares	241[2]	742	1,270	2,716
Class I Shares	118	368	638	1,409
Class Y Shares	144	446	771	1,691

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$728	$1,051	$1,396	$2,366
Class B Shares	265	814	1,390	2,706[1]
Class C Shares	241	742	1,270	2,716
Class I Shares	118	368	638	1,409
Class Y Shares	144	446	771	1,691

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Pacific Opportunities Fund

An Overview of the Fund

Objectives

To provide long-term capital growth. Consideration of current income is secondary to this principal objective.

Principal Strategies

Ivy Pacific Opportunities Fund invests, under normal market conditions, at least 80% of its net assets in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam. The Fund may invest in companies of any size and in companies of any industry.

IICO, the Fund's investment manager, utilizes a top-down approach of worldwide analysis in order to identify the best countries and sectors for growth, and balances the top-down analysis with bottom-up stock selection to identify the best stocks for investment. IICO uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

In determining whether to sell a security, IICO generally considers whether the security has failed to meet its growth expectations, its valuation has exceeded its target, or due to a loss of confidence in management. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Pacific Opportunities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests a substantial portion of its assets in these countries, it is exposed to the following additional risks: securities that are even less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against reparation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer payment of principal and/or interest on external debt).

Investing in the Pacific region involves special risks beyond those described above. For example, certain Pacific region countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio. The limited size of the markets for some Pacific region securities can also make them more susceptible to investor perceptions, which can impact their value and liquidity.

Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Increased social or political unrest in some or all of these countries could cause further economic and market uncertainty.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Pacific Opportunities Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Pacific Opportunities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1997	-21.94%
1998	-20.56%
1999	46.72%
2000	-18.25%
2001	-9.29%
2002	-11.31%
2003	52.85%
2004	16.79%
2005	23.01%
2006	34.48%

In the period shown in the chart, the highest quarterly return was 40.73% (the second quarter of 1999) and the lowest quarterly return was -30.21% (the fourth quarter of 1997). The Class A return for the year through June 30, 2007 was 15.04%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		5 Years	10 Years
		(or Life	(or Life
	1 Year	of Class)	of Class)
	--------	----------	-----------
Class A
Before Taxes	26.74%	19.81%	5.23%
After Taxes on Distributions	25.66%	19.56%	4.99%
After Taxes on Distributions
and Sale of Fund Shares	18.26%	17.57%	4.48%
Class B
Before Taxes	29.06%	19.66%	4.77%
Class C
Before Taxes	33.45%	20.12%	4.96%
Class Y (began on 07-24-2003)
Before Taxes	34.81%	31.94%	N/A
Indexes
Morgan Stanley Capital International Asia
Free (Excluding Japan) Index[1]	33.74%	21.18%	3.97%
Lipper Pacific Ex-Japan Funds
Universe Average[2]	29.99%	21.31%	6.95%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

Fees and Expenses

Ivy Pacific Opportunities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.59%	0.88%	0.60%	0.33%[6]	0.33%
Total Annual Fund Operating
Expenses	1.84%	2.88%	2.60%	1.33%	1.58%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$751	$1,120	$1,513	$2,609
Class B Shares	691	1,192	1,618	2,958[1]
Class C Shares	263[2]	808	1,380	2,934
Class I Shares	135	421	729	1,601
Class Y Shares	161	499	860	1,878

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$751	$1,120	$1,513	$2,609
Class B Shares	291	892	1,518	2,958[1]
Class C Shares	263	808	1,380	2,934
Class I Shares	135	421	729	1,601
Class Y Shares	161	499	860	1,878

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Real Estate Securities Fund

An Overview of the Fund

Objective

To provide total return through a combination of capital appreciation and current income.

Principal Strategies

Ivy Real Estate Securities Fund invests, under normal market conditions, at least 80% of its net assets in domestic and, to a lesser extent, foreign real estate securities and real estate-related securities. "Real estate securities" include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations.

Most of the Fund's real estate securities portfolio will consist of securities issued by real estate investment trusts (REITs) and real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. A REOC is a corporation that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, but may also engage in related or unrelated businesses.

The Fund focuses on growth-oriented companies with value characteristics. The Fund's investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), utilizes a bottom-up fundamental stock-picking approach in selecting securities for investment by the Fund, which includes consideration of factors such as an issuer's financial condition, financial performance, quality of management, policies and strategies, real estate properties, and competitive market condition. The Fund then invests in those issuers that Advantus Capital determines have potential for long-term sustainable growth in earnings or those trading at discounts to the underlying value of assets owned.

Advantus Capital considers various indicators in determining to sell a security, including the following:

  target valuation is reached and operating performance is not sustainable company fundamentals have deteriorated or do not meet expectations economics, financial market or sector of the real estate industry has weakened

Advantus Capital may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Real Estate Securities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the value of the Fund's investments or their cashflow may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing or other events affecting the value of real estate, buildings or other real estate fixtures the value of the Fund's securities issued by real estate-related companies (as discussed in "Additional Information about Principal Investment Strategies, Other Investments and Risks" below) may be adversely affected by changes in the value of the underlying property or the property's cashflow the value of the Fund's securities issued by REITs may be affected if one or more of those REITs were to lose their favorable tax status the value of the Fund's securities owned by REOCs may be affected by income streams derived from businesses other than real estate ownership the value of the Fund's securities may be adversely affected due to the lesser availability of credit for real estate or other disruptions in the capital markets for real estate the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  Advantus Capital's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in the real estate and real estate related industries, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Real Estate Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Real Estate Securities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of broad measures of market performance and a peer group average. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Real Estate Securities Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of the Ivy Real Estate Securities Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Real Estate Securities Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2000	25.66%
2001	9.60%
2002	6.19%
2003	41.14%
2004	34.69%
2005	10.46%
2006	29.81%

In the period shown in the chart, the highest quarterly return was 17.72% (the fourth quarter of 2004) and the lowest quarterly return was -9.01% (the third quarter of 2002). The Class A return for the year through June 30, 2007 was -6.70%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		5 Years
		(or Life	Life
	1 Year	of Class)	of Class
	--------	----------------	-----------------
Class A (began on 2-25-1999)[1]
Before Taxes	22.34%	22.23%	18.33%
After Taxes on Distributions	21.21%	20.65%	16.25%
After Taxes on Distributions
and Sale of Fund Shares	15.62%	18.99%	15.19%
Class B (began on 12-8-2003)
Before Taxes	24.49%	22.97%	N/A
Class C (began on 12-8-2003)
Before Taxes	28.76%	23.88%	N/A
Class Y (began on 12-8-2003)
Before Taxes	30.16%	25.15%	N/A
Indexes
Dow Jones Wilshire Real Estate
Securities Index[2]	35.67%	23.97%	20.15%[3]
Lipper Real Estate Funds
Universe Average[4]	34.08%	23.26%	19.35%[3]

1For periods prior to December 8, 2003, performance shown is that of the Advantus Real Estate Securities Fund, the predecessor of Ivy Real Estate Securities Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Real Estate Securities Fund. Class A shares of Ivy Real Estate Securities Fund would generally have had substantially similar returns to Class A shares of the Advantus Real Estate Securities Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Real Estate Securities Fund differ from expenses for Class A shares of Ivy Real Estate Securities Fund.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on February 28, 1999.

4Net of fees and expenses.

Fees and Expenses

Ivy Real Estate Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.42%	0.67%	0.49%	0.22%[6]	0.22%
Total Annual Fund Operating Expenses	1.57%	2.57%	2.39%	1.12%	1.37%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$726	$1,042	$1,381	$2,335
Class B Shares	660	1,099	1,465	2,660[1]
Class C Shares	242[2]	745	1,275	2,726
Class I Shares	114	356	617	1,363
Class Y Shares	139	434	750	1,646

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$726	$1,042	$1,381	$2,335
Class B Shares	260	799	1,365	2,660[1]
Class C Shares	242	745	1,275	2,726
Class I Shares	114	356	67	1,363
Class Y Shares	139	434	750	1,646

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Science and Technology Fund

An Overview of the Fund

Objective

To provide long-term capital growth.

Principal Strategies

Ivy Science and Technology Fund seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of IICO, the Fund's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Fund may invest in companies of any size, and may invest without limitation in foreign securities.

IICO typically emphasizes growth potential in selecting stocks; that is, IICO seeks companies in which earnings are likely to grow faster than the economy. IICO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Fund's portfolio. These include the company's:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Science and Technology Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry changes in foreign exchange rates, which may affect the value of the securities the Fund holds the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Fund invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in science and technology companies, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.

Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile that would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Science and Technology Fund may be appropriate for investors who seek long-term capital growth by investing in a Fund that concentrates in securities of science and technology companies. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Science and Technology Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

The bar chart presents the annual total returns for Class C shares for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structures.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1998	44.03%
1999	177.01%[1]
2000	-26.31%
2001	-14.48%
2002	-26.57%
2003	30.17%
2004	15.18%
2005	15.64%
2006	6.62%

In the period shown in the chart, the highest quarterly return was 82.61% (the fourth quarter of 1999) and the lowest quarterly return was -23.25% (the second quarter of 2000). The Class C return for the year through June 30, 2007 was 12.81%

1A substantial portion of the Fund's returns during this period is attributable to investments in IPOs. No assurance can be given that the Fund will be able to invest in IPOs to the same extent as it has in the past or that future IPOs in which the Fund invests will have as equally beneficial an impact on performance.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	--------	-----------	-----------
Class C (began on 07-31-1997)[1]
Before Taxes	6.62%	6.30%	14.17%
After Taxes on Distributions	6.58%	6.29%	13.46%
After Taxes on Distributions
and Sale of Fund Shares	4.37%	5.45%	12.62%
Class Y (began on 06-09-1998)
Before Taxes	7.62%	7.49%	14.10%
Class A (began on 07-03-2000)
Before Taxes	1.32%	5.97%	-0.22%
Class B (began on 07-03-2000)
Before Taxes	2.39%	5.85%	-0.38%
Indexes
Goldman Sachs Technology
Industry Composite Index[2]	8.99%	1.06%	3.08%[3]
Lipper Science & Technology
Funds Universe Average[4]	7.21%	1.03%	5.09%[3]

1The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on July 31, 1997.

4Net of fees and expenses.

Fees and Expenses

Ivy Science and Technology Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.37%	0.66%	0.49%	0.26%[6]	0.26%
Total Annual Fund Operating Expenses	1.47%	2.51%	2.34%	1.11%	1.36%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$716	$1,013	$1,332	$2,231
Class B Shares	654	1,082	1,435	2,590[1]
Class C Shares	237[2]	730	1,250	2,676
Class I Shares	113	353	612	1,352
Class Y Shares	138	431	745	1,635

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$716	$1,013	$1,332	$2,231
Class B Shares	254	782	1,335	2,590[1]
Class C Shares	237	730	1,250	2,676
Class I Shares	113	353	612	1,352
Class Y Shares	138	431	745	1,635

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Small Cap Growth Fund

An Overview of the Fund

Objective

To provide growth of capital.

Principal Strategies

Ivy Small Cap Growth Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies are typically companies with market capitalizations below $3.5 billion. The Fund emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, IICO, the Fund's investment manager, utilizes a bottom-up stock picking process focusing on companies it believes have long-term growth potential coupled with superior financial characteristics. IICO may look at a number of factors regarding a company, such as:

  aggressive or creative, yet strong, management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales
  security size and liquidity

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Small Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected equity securities of small capitalization companies may be subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Due to the nature of the Fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Fund's holdings in a single asset class such as small cap securities may cause the Fund to experience more volatility than a fund with greater diversification.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Small Cap Growth Fund may be appropriate for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire income and conservation of capital. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Small Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

The bar chart presents the annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structures.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1997	21.12%
1998	44.57%
1999	61.42%
2000	-16.22%
2001	-2.64%
2002	-25.82%
2003	35.31%
2004	12.96%
2005	11.75%
2006	5.61%

In the period shown in the chart, the highest quarterly return was 40.97% (the fourth quarter of 1999) and the lowest quarterly return was -23.83% (the third quarter of 2001). The Class C return for the year through June 30, 2007 was 9.26%.

Effective as of June 30, 2000, the name of the Fund was changed from Growth to Small Cap Growth and its strategy was changed to reflect a concentration in small cap securities.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

			10 Years
			(or Life
	1 Year	5 Years	of Class)
	------	--------	--------
Class C1
Before Taxes	5.61%	6.00%	11.92%
After Taxes on Distributions	3.38%	5.44%	9.47%
After Taxes on Distributions
and Sale of Fund Shares	7.42%[2]	5.36%	9.75%
Class Y
Before Taxes	6.49%	6.98%	12.93%
Class A (began on 07-03-2000)
Before Taxes	0.21%	5.53%	1.15%
Class B (began on 07-06-2000)
Before Taxes	1.69%	5.55%	1.37%
Indexes
Russell 2000 Growth Index[3]	13.34%	6.93%	4.89%
Lipper Small-Cap Growth Funds
Universe Average[4]	10.31%	5.91%	8.17%

1The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Net of fees and expenses.

Fees and Expenses

Ivy Small Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.39%	0.60%	0.35%	0.23%[6]	0.23%
Total Annual Fund Operating Expenses	1.49%	2.45%	2.20%	1.08%	1.33%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$718	$1,019	$11,341	$2,252
Class B Shares	648	1,064	1,406	2,549[1]
Class C Shares	223[2]	688	1,180	2,534
Class I Shares	110	343	595	1,317
Class Y Shares	135	421	729	1,601

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$718	$1,019	$1,341	$2,252
Class B Shares	248	764	1,306	2,549[1]
Class C Shares	223	688	1,180	2,534
Class I Shares	110	343	595	1,317
Class Y Shares	135	421	729	1,601

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Small Cap Value Fund

An Overview of the Fund

Objective

To provide long-term accumulation of capital.

Principal Strategies

Ivy Small Cap Value Fund seeks to achieve its objective by investing primarily in various types of equity securities of small cap companies. Under normal market conditions, at least 80% of the Fund's total assets will be invested, at the time of purchase, in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies are typically companies with market capitalizations below $3.5 billion. These equity securities will consist primarily of common stocks, but may also include preferred stock and other securities convertible into equity securities. The Fund's purchase of equity securities may include common stocks that are offered in IPOs.

In selecting equity securities, the Fund's investment subadvisor, BlackRock Capital Management, Inc. (BlackRock), searches for companies that appear to be undervalued or trading below their true worth, or inexpensive but quality companies for which BlackRock believes the downside risk to be limited. BlackRock examines such features as the company's financial condition, business prospects, competitive position and business strategy. BlackRock looks for companies with multiple strategies for enhancing shareholder value, such as launching new products, restructuring debt, or changes in management.

BlackRock will typically sell a stock when it reaches what BlackRock believes to be its full value, when its fundamental business factors have deteriorated, it has performed below BlackRock's expectations, or it has reversed the catalyst for change initially identified by BlackRock. BlackRock may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Small Cap Value Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected equity securities of small capitalization companies may be subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth the value of a security believed by BlackRock to be undervalued may never reach what BlackRock believes is its full value, or such security's value may decrease the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  BlackRock's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Due to the nature of the Fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Fund's holdings in a single asset class such as small cap securities may cause the Fund to experience more volatility than a fund with greater diversification.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Small Cap Value Fund may be appropriate for investors seeking long-term accumulation of capital who are willing to accept greater risks than are present with other mutual funds. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Small Cap Value Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance and a peer group average. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Venture Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Small Cap Value Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Small Cap Value Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1998	-7.30%
1999	-3.93%
2000	26.51%
2001	15.98%
2002	-18.68%
2003	50.82%
2004	15.75%
2005	3.46%
2006	16.06%

In the period shown in the chart, the highest quarterly return was 22.35% (the second quarter of 2003) and the lowest quarterly return was -26.24% (the third quarter of 2002). The Class A return for the year through June 30, 2007 was 5.04%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other classes may vary.

Average Annual Total Returns

as of December 31, 2006

		5 Years
		(or Life	Life
	1 Year	of Class)	of Class
	------	-----------	-----------
Class A (began on 1-31-1997)[1]
Before Taxes	9.39%	9.95%	10.68%
After Taxes on Distributions	7.30%	8.39%	9.12%
After Taxes on Distributions
and Sale of Fund Shares	7.73%	8.49%	8.93%
Class B (began on 12-8-2003)
Before Taxes	10.81%	11.14%	N/A
Class C (began on 12-8-2003)
Before Taxes	15.16%	12.29%	N/A
Class Y (began on 12-8-2003)
Before Taxes	16.49%	13.53%	N/A
Index
Russell 2000 Value Index[2]	23.46%	15.39%	13.25%[3]
Lipper Small-Cap Value Funds
Universe Average[4]	16.57%	13.66%	11.89%[3]

1For periods prior to December 8, 2003, performance shown is that of the Advantus Venture Fund, the predecessor to Ivy Small Cap Value Fund, restated to reflect current sales charges applicable to Class A of the Ivy Small Cap Value Fund. Class A shares of Ivy Small Cap Value Fund would generally have had substantially similar returns to Class A shares of the Advantus Venture Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Venture Fund differ from expenses for Class A shares of the Ivy Small Cap Value Fund.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on January 31, 1997.

4Net of fees and expenses.

Fees and Expenses

Ivy Small Cap Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.64%	0.97%	0.67%	0.29%[6]	0.29%
Total Annual Fund Operating Expenses	1.74%	2.82%	2.52%	1.14%	1.39%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$742	$1,091	$1,464	$2,509
Class B Shares	685	1,174	1,589	2,890[1]
Class C Shares	255[2]	785	1,340	2,856
Class I Shares	116	362	628	1,386
Class Y Shares	142	440	761	1,669

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$742	$1,091	$1,464	$2,509
Class B Shares	285	874	1,489	2,890[1]
Class C Shares	255	785	1,340	2,856
Class I Shares	116	362	628	1,386
Class Y Shares	142	440	761	1,669

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Value Fund

An Overview of the Fund

Objective

To provide long-term accumulation of capital.

Principal Strategies

Ivy Value Fund seeks to achieve its objective by investing in the common stocks of primarily large-cap, under-valued U.S. and, to a lesser extent, foreign companies. The Fund seeks to invest in stocks that are, in the opinion of IICO, the Fund's investment manager, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund typically invests in large-cap companies (companies with market capitalizations of at least $8 billion), it may invest in securities of any size company. The Fund seeks to be diversified across economic sectors in an effort to manage risk.

IICO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. In general, in selecting securities for the Fund, IICO evaluates market risk, interest rate trends and the economic climate. It then seeks high quality investment ideas one by one and considers numerous factors in its analysis of individual issuers and their stocks, including the following:

  intrinsic value of the company not reflected in the stock price historical earnings growth
  future expected earnings growth
  company's position in its respective industry
  industry conditions
  competitive strategy
  management capabilities
  free cash flow potential

IICO will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below IICO's expectations. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Value Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the value of a security believed by IICO to be undervalued may never reach what IICO believes is its full value, or such security's value may decrease the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Value Fund may be appropriate for investors who seek long-term capital appreciation. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Value Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance and a peer group average. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Cornerstone Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Value Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Value Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1997	21.08%
1998	0.70%
1999	0.02%
2000	-2.21%
2001	-10.81%
2002	-15.71%
2003	26.73%
2004	14.14%
2005	3.99%
2006	16.21%

In the period shown in the chart, the highest quarterly return was 16.17% (the second quarter of 2003) and the lowest quarterly return was -18.54% (the third quarter of 2002). The Class A return for the year through June 30, 2007 was 8.02%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other classes may vary.

Average Annual Total Returns

as of December 31, 2006

		5 Years
		(or Life
	1 Year	of Class)	10 Years
	------	-----------	-----------
Class A1
Before Taxes	9.53%	6.85%	4.01%
After Taxes on Distributions	9.08%	6.62%	3.35%
After Taxes on Distributions
and Sale of Fund Shares	6.93%	5.91%	3.19%
Class B (began on 12-8-2003)
Before Taxes	11.05%	10.64%	N/A
Class C (began on 12-8-2003)
Before Taxes	15.15%	11.55%	N/A
Class Y (began on 12-8-2003)
Before Taxes	16.50%	12.77%	N/A
Index
Russell 1000 Value Index[2]	22.25%	10.86%	10.99%
Lipper Large-Cap Value Funds
Universe Average[3]	17.96%	7.84%	8.50%

1For periods prior to December 8, 2003, performance shown is that of the Advantus Cornerstone Fund, the predecessor of Ivy Value Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Value Fund. Class A shares of Ivy Value Fund would generally have had substantially similar returns to Class A shares of the Advantus Cornerstone Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Cornerstone Fund differ from expenses for Class A shares of Ivy Value Fund.

2Reflects no deduction for fees, expenses or taxes.

3Net of fees and expenses.

Fees and Expenses

Ivy Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.54%	0.76%	0.68%	0.33%[6]	0.33%
Total Annual Fund Operating Expenses	1.49%	2.46%	2.38%	1.03%	1.28%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$718	$1,019	$1,341	$2,252
Class B Shares	649	1,067	1,411	2,557[1]
Class C Shares	241[2]	742	1,270	2,716
Class I Shares	105	328	569	1,259
Class Y Shares	130	406	702	1,545

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$718	$1,019	$1,341	$2,252
Class B Shares	249	767	1,311	2,557[1]
Class C Shares	241	742	1,270	2,716
Class I Shares	105	328	569	1,259
Class Y Shares	130	406	702	1,545

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Additional Information about Principal Investment Strategies, Other Investments and Risks

Ivy Asset Strategy Fund: The Fund seeks to achieve its objective of high total return over the long term by allocating its assets primarily among a diversified portfolio of stocks, bonds, and short-term instruments of both foreign and domestic issuers, as the Fund may invest up to 100% of its assets in foreign securities. The Fund may invest in almost any market that IICO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times.

Generally, the mix of assets in the Fund will change from time to time depending on IICO's assessment of the market for each investment type. Allocating assets among different types of investments allows the Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

IICO regularly reviews the global economic environment to determine asset allocation and security selection and makes changes to favor investments that it believes provide the best opportunity to achieve the Fund's objective. Although IICO uses its expertise and resources in choosing investments and in allocating assets, IICO's decisions may not always be beneficial to the Fund, and there is no guarantee that the Fund will achieve its objective.

IICO tries to balance the Fund's investment risks against potentially higher total returns by reducing the stock allocation during stock market down cycles and typically increasing the stock allocation during periods of strongly positive market performance. Generally, IICO makes asset shifts gradually over time. IICO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Fund's mix.

The Fund may also seek to reduce or hedge the risks of investing in certain gold-related securities by investing in options on gold or in futures contracts on gold.

As noted, the Fund may enter into credit default swap contracts for hedging purposes or to add leverage to the Fund. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by the third party on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided no event of default has occurred. As the seller, the Fund would effectively add leverage because, in addition to its total net assets, the Fund would be subject to the investment exposure of the notional amount of the swap. The Fund may also purchase credit default swap contracts to hedge against the risk of default of debt securities it holds, in which case, the Fund would function as the counterparty referenced above.

As a temporary defensive measure, the Fund may increase its holdings in bonds or short-term instruments when IICO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value; the Fund may also invest in derivative instruments for both defensive and speculative purposes. IICO may, as a temporary defensive measure, invest up to all of the Fund's assets in:

  money market instruments rated in one of the two highest rating categories by any nationally recognized statistical rating organization (NRSRO), or unrated securities judged by IICO to be of equivalent quality precious metals

Although IICO may seek to preserve appreciation in the Fund by taking a temporary defensive position, doing so may prevent the Fund from achieving its investment objective.

Risks. An investment in Ivy Asset Strategy Fund is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Ivy Balanced Fund: The Fund seeks to achieve its primary objective of providing current income, and its secondary objective of long-term appreciation of capital, by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. There is no guarantee, however, that the Fund will achieve its objectives.

The Fund owns common stocks in order to provide possible appreciation of capital and/or dividend income and the Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Fund may also invest in convertible securities. The Fund ordinarily invests at least 25% of its total assets in fixed income securities.

In its equity investments, the Fund invests primarily in medium to large, well-established companies that typically issue dividend producing securities. The majority of the Fund's debt holdings are either U.S. government securities or investment grade corporate bonds, that include bonds rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by IICO to be of comparable quality. The Fund has no limitations on the range of maturities of debt securities in which it may invest. The Fund may also purchase an unlimited amount of foreign securities; however, the Fund intends to have less that 10% of its total assets invested in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, however, the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Balanced Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Capital Appreciation Fund: The Fund seeks to achieve its objective of long-term capital appreciation by investing primarily in a diversified portfolio of common stocks of U.S. and, to a lesser extent, foreign companies. IICO searches for high-quality companies characterized by profit growth, increased market share and an ability to exceed earnings expectations for the foreseeable future. It also considers valuation relative to future growth opportunities and operating free cash flow. There is no guarantee, however, that the Fund will achieve its objective.

Although major changes tend to be infrequent, the Board of Directors of the Fund may change the Fund's investment objectives without seeking shareholder approval.

The Fund emphasizes growth stocks; however, it may also invest in value stocks. As well, the Fund may invest in preferred stocks and debt securities that are mostly of investment grade. The Fund may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Although not a principal strategy, the Fund may invest in derivative instruments for the purpose of hedging its investments, as well as potentially enhancing its performance.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Capital Appreciation Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Core Equity Fund: The Fund seeks to achieve its objectives of capital growth and income by investing, during normal market conditions, in common stocks of large, high-quality U.S. and foreign companies that are globally dominant, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have dominant positions in their industries. There is no guarantee, however, that the Fund will achieve its objectives.

From a top-down perspective, IICO seeks to identify trends which indicate specific industries that have the potential to experience multi-year growth. Once identified, IICO seeks to invest in what it believes to be dominant companies that will benefit from these trends.

Through its bottom-up stock selection, IICO searches for companies for which it believes market expectations are too low with regard to the company's ability to grow its business and thereby generate sufficient equity.

When IICO views stocks with high yields as less attractive than other common stocks, the Fund may hold lower-yielding common stocks because of their prospects for appreciation. When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (typically, investment grade, that is, rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by IICO to be of equivalent quality), including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund may also invest in derivative instruments to hedge its current holdings. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Core Equity Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Market Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Cundill Global Value Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. There is no guarantee, however, that the Fund will achieve its objective.

The Fund may also invest up to 20% of its total assets in "distressed debt," which are fixed income securities, often non-investment grade, of distressed companies. Distressed debt securities may be issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Mackenzie, the Fund's investment subadvisor, generally chooses such securities for the Fund to seek capital appreciation rather than to seek income.

The investment approach of Mackenzie is based on a contrarian "value" philosophy. Mackenzie looks for securities that are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, Mackenzie focuses primarily on the company's financial statements. Mackenzie also considers factors such as earnings, dividends, business prospects, management capabilities and potential catalysts (such as a change in management) to realize shareholder value. A security is purchased when the price reflects a significant discount to Mackenzie's estimate of the company's intrinsic value. Given the bottom-up or company-specific approach, Mackenzie does not forecast economies or corporate earnings.

When deciding to either buy or sell a security, Mackenzie also considers factors such as liquidity, capitalization, competition, management's history, corporate governance, foreign accounting anomalies and industry trends.

The Fund may from time to time take a temporary defensive position, and invest without limit in U.S. government securities, investment-grade debt securities, cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Cundill Global Value Fund is subject to various risks, including the following:

  Credit Risk
  Company Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Low-rated Securities Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Dividend Income Fund: The Fund seeks to achieve its objectives of income and long-term capital growth by investing primarily in large cap, high quality companies with established operating records that IICO believes may accelerate their dividend payout ratio. IICO focuses more on dividend growth rather than high-yielding stocks. There is no guarantee, however, that the Fund will achieve its objectives. Although major changes tend to be infrequent, the Board of Trustees of the Fund may change the Fund's investment objectives without seeking shareholder approval.

IICO attempts to select securities by considering a company's ability to sustain, and potentially increase, its dividend payments. It also typically considers other factors, which may include the company's:

  established operating history
  competitive dividend yields
  profitability record
  history of improving sales and profits
  management
  leadership position in its industry
  stock price value

The Fund's emphasis on a steady return through investments in dividend-paying securities may temper its ability to achieve considerable appreciation in value of its holdings.

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. The ability of common stocks and preferred stocks to generate income is dependent on the earnings and continuing declaration of dividends by the issuers of such securities.

For federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 15% for noncorporate shareholders, and "qualified dividend income" received by those shareholders is taxed as long-term capital gain as well, provided that certain holding period requirements are met. IICO believes that the tax treatment of the qualified dividend income may benefit companies that regularly issue dividends.

Although the Fund invests primarily in domestic securities, it may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

While the Fund invests primarily in dividend-paying equity securities, it may also invest up to 20% of its net assets in debt securities in seeking to achieve its objectives. To the extent the Fund invests in debt securities, the Fund intends to primarily invest in investment-grade debt securities, that is, bonds rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by IICO to be of comparable quality.

At times, when IICO believes that a temporary defensive position is desirable or to achieve income, the Fund may invest up to all of its assets in debt securities including short-term cash equivalent securities. By taking a temporary defensive position, however, the Fund may not achieve its objectives.

Risks. An investment in Ivy Dividend Income Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Energy Fund. The Fund seeks to achieve its objective of long-term capital appreciation by investing primarily in the equity securities of companies engaged in various aspects of the energy industry, including the production, exploration, distribution of energy or relating to the infrastructure of energy, as well as the research and development or production of alternative energy sources, including but not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies, and companies using newer energy technologies such as nuclear, geothermal, oil shale, wind power, and solar power.

IICO uses a research-oriented, "bottom-up" investment approach when selecting securities for the Fund's investment portfolio, focusing on company fundamentals and growth prospects. In general, the Fund emphasizes companies that IICO believes are strongly managed and will generate above-average, long-term capital appreciation.

There is no guarantee, however, that the Fund will achieve its objective. Although major changes tend to be infrequent, the Board of Directors of the Fund may change the Fund's investment objectives without seeking shareholder approval.

Primarily investing in the energy sector can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real or perceived inflationary trends and political developments, and the cost assumed by energy companies in complying with environmental and safety regulations.

The Fund is also subject to the risk that the earnings, dividends and securities prices of energy companies will be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy may fluctuate significantly over any time period due to many factors, including:

  international political developments
  production and distribution policies of the Organization of Petroleum Exporting Countries (OPEC) and other oil-producing countries relationships among OPEC members and other oil-producing countries and between those countries and oil-importing nations energy conservation
  the regulatory environment
  tax policies
  the economic growth and political stability of the key energy-consuming countries

The Fund may, but is not required to, use a range of other investment techniques, including investing in physical commodities within the energy sector (primarily crude oil, natural gas and coal), income trusts, publicly-traded partnerships (often referred to as master limited partnerships (MLPs)), derivatives (primarily for the purpose of hedging various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements)), and selling securities short. An MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. The MLPs in which the Fund may invest are primarily engaged in by oil and gas-related businesses, including companies that process and distribute energy. Net income from an interest in a qualified publicly traded partnership (QPTP) is qualifying income for a mutual fund. The Fund intends that all the MLPs in which it invests will be QPTPs. Please see the Fund's SAI regarding the tax and potential regulatory consequences if the Fund invests in a MLP that is not a QPTP. The value of these instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political or regulatory developments.

Investing in commodities may expose the Fund to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings. The Fund's investments in income trusts, MLPs, and commodities (and derivatives related thereto) will be limited by tax considerations.

As a temporary defensive measure, when securities markets or economic conditions are unfavorable or unsettled, the Fund may try to protect its assets by investing up to 100% of its assets in securities that are highly liquid, including high-quality money market instruments such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and are typically highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates its assets in defensive holdings. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Energy Fund is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Short Sales Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy European Opportunities Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and covering a broad range of economic and industry sectors. Henderson, the Fund's investment subadvisor, searches for what it believes to be undervalued stocks, and believes that periods of uncertainty may provide good opportunities for its stock-picking approach. There is no guarantee, however, that the Fund will achieve its objective.

While the Fund typically invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equities, it may also invest a portion of its assets in debt securities of European issuers, up to 20% of which may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds, that is, bonds rated BB and below by S&P or Ba and below by Moody's or, if unrated, deemed by Henderson to be of comparable quality).

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks as well as a supplement in pursuit of its investment objective.

The Fund may from time to time take a temporary defensive position, and invest without limit in U.S. government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy European Opportunities Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Initial Public Offering Risk
  Large Company Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Global Natural Resources Fund: The Fund seeks to achieve its objective of long-term growth by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Fund will achieve its objective.

Mackenzie systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. Mackenzie attempts to minimize risk through diversifying the Fund's portfolio by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce fund volatility. Mackenzie searches for well-managed companies with strong balance sheets and the technological capability and expertise to grow independently of commodity prices. In addition, Mackenzie seeks to anchor the Fund's holdings with established larger companies that have historically strong producing assets and attractive long-term reinvestment opportunities. From a macro perspective, Mackenzie monitors demand expectations for various commodities and utilizes this information to adjust the level of sector exposure and individual security holdings in the Fund.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements) or to enhance potential gain.

The Fund may also invest in precious metals and other physical commodities.

As a temporary defensive measure, when securities markets or economic conditions are unfavorable or unsettled, the Fund may try to protect its assets by investing up to 100% of its assets in securities that are highly liquid, including high-quality money market instruments such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and are typically highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates its assets in defensive holdings. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Global Natural Resources Fund is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Markets Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Balanced Fund: The Fund seeks to achieve its objective of a high level of total return by investing in equity and debt securities issued by companies located around the world and of any size, and in investment grade debt securities issued by governmental agencies and corporations. Normally, the Fund invests approximately 50% to 70% of its assets in equity securities and approximately 30% to 50% of its assets in investment-grade debt securities. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests primarily in securities of companies or governments in developed foreign markets. However, the Fund may also invest up to 20% of its total assets in equity securities of companies located in developing or emerging markets. In addition, the Fund may invest up to 10% of its total assets in debt securities of companies or governments located in developing or emerging markets. Under normal circumstances, the Fund will maintain investments in securities of issuers in at least three countries.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stock, preferred stock, warrants or rights to purchase such securities. In selecting these equity securities, Templeton, the Fund's investment subadvisor, conducts a bottom-up, company-by-company analysis, rather than focusing on a specific industry or economic sector. Templeton concentrates primarily on the market price of a company's securities relative to its view regarding the company's long-term earnings potential; that is, Templeton seeks securities that it believes are selling at a discount. A company's historical value measures, including price/earnings ratios, profit margins and liquidation value, are also considered.

Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers' acceptances; and structured investments which are more fully described in the SAI. In selecting debt securities Templeton evaluates current, as well as expected future trends in, interest rates and general economic conditions, and then attempts to identify those securities and issuers which, in its judgment, are likely to perform well in such circumstances. Templeton may rely on active duration management in an effort to add value to the Fund's holdings.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy International Balanced Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Core Equity Fund: The Fund seeks to achieve its primary objective of long-term capital growth by investing primarily in equity securities principally traded in European and Asian/Pacific Basin markets and primarily issued by reasonable valued companies with strong cash flows and exposure to global investment themes. IICO may also employ a growth approach, seeking companies whose earnings it believes will grow faster that the economy. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one area. IICO seeks to identify an investment theme, then determine the most appropriate sectors and geographies to benefit from that theme and finally to find reasonably valued companies with improving returns on capital and solid cash generation.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

The Fund may from time to time take a temporary defensive position, and invest without limit in government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy International Core Equity Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Growth Fund: The Fund seeks to achieve its primary objective of long-term capital growth and its secondary objective of current income by investing primarily in a diversified portfolio of common stocks of growth-oriented foreign issuers. Growth securities are those whose earnings, IICO believes, are likely to have strong growth over several years. IICO seeks profitable companies with competitive advantage in their industry as well as the ability to sustain their respective growth rates. The Fund may invest in any geographic area and within various sectors. There is no guarantee, however, that the Fund will achieve its objectives.

Under normal economic conditions, the Fund invests at least 80% of its net assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Fund generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

The Fund may from time to time take a temporary defensive position, and invest without limit in U.S. government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy International Growth Fund is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Large Cap Growth Fund: The Fund seeks to achieve its objective of appreciation of your investment through a diversified holding of securities, primarily those issued by large cap (at least $8 billion capitalization), higher-quality U.S. and, to a lesser extent, foreign companies that IICO believes have both appreciation possibilities and sustainable competitive advantages, and that IICO believes are of higher quality. There is no guarantee, however, that the Fund will achieve its objective.

In selecting securities for the Fund, IICO looks for companies which serve large markets with a demonstrated ability to sustain unit growth and high profitability, often driven by brand loyalty, cost structure, scale, or distribution advantages. IICO's process to select stocks is primarily a blend of quantitative and fundamental research. From a quantitative standpoint, IICO concentrates on profitability, capital industry, cash flow and calculation measures, as well as earnings growth rates. IICO's fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which enables a company to generate superior levels of profitability and growth for an extended period of time. Additional focus is given to those companies that appear to be well positioned to benefit from secular trends embedded in the marketplace (e.g., demographics, deregulation, capital spending trends, etc.).

The Fund invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

At times, as a temporary defensive measure, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund may also use options and futures contracts for temporary defensive purposes. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Large Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Mid Cap Growth Fund: The Fund seeks to achieve its objective of growth of your investment by investing primarily in a diversified portfolio of domestic and, to a lesser extent, foreign mid cap companies that IICO believes offer above-average growth potential. Mid cap companies are typically companies with market capitalizations that range between $1 billion and $18 billion. For this purpose, IICO considers a company's capitalization at the time the Fund acquires the company's securities. Companies whose capitalization falls outside the mid cap range after purchase continue to be considered mid cap companies for purpose of the Fund's investment policy. There is no guarantee, however, that the Fund will achieve its objective.

As noted, IICO utilizes a bottom-up approach in its selection of securities for the Fund, and focuses on companies with strong growth models, profitability and sound capital structures. Other characteristics include the active involvement of the founder or entrepreneur, management that is strong and demonstrates commitment to stakeholders, strong financial model and leading market position.

In addition to common stocks, the Fund may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade, that is, rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by IICO to be of equivalent quality. The Fund may also use options and futures contracts for both temporary defensive purposes and to enhance performance. The Fund may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper, cash and cash equivalents, and short-term securities issued by the U.S. government or its agencies or instrumentalities), preferred stocks or both. As well, the Fund may choose to invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Mid Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Pacific Opportunities Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in equity securities of companies traded mainly in markets located within the Pacific region, issued by companies organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam. There is no guarantee, however, that the Fund will achieve its objective.

A strong fundamental equity analysis is the basis of the investment process, with important input regarding economic, financial and political issues for each country and region. Stock selection focuses on what IICO feels are stable companies with impressive corporate management in sectors that IICO believes are best positioned for the current market environment.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

The Fund may from time to time take a temporary defensive position, and invest without limit in U.S. government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Pacific Opportunities Fund is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Real Estate Securities Fund: The Fund seeks to achieve its objective of total return through a combination of capital appreciation and current income by investing primarily in real estate securities and real estate-related securities. The Fund does not invest directly in real estate. There is no guarantee, however, that the Fund will achieve its objective.

"Real estate securities" include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include REITs, REOCs, real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly traded limited partnerships.

"Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, brokers, financial institutions that issue or service mortgages and resort companies.

In its analysis of issuers, Advantus Capital, the Fund's investment subadvisor, has built a network of industry contacts through which it is able to enhance its knowledge of a company's underlying assets. Advantus Capital utilizes this knowledge and its diligent focus on company fundamentals in selecting securities for the Fund. Advantus Capital believes that the core operating performance of an issuer is a key determinant in its stock performance.

Most of the Fund's real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in fee ownership and leasehold ownership of land and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. The Fund mostly invests in shares of equity REITs but also invests lesser portions of its assets in shares of mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986, as amended (Code), may deduct dividends paid to shareholders, effectively eliminating any entity-level federal income tax. As a result, REITs distribute a larger portion of their earnings to investors than other corporate entities subject to federal income tax. A REOC is typically structured as a "C" corporation under the Code and does not have the favorable tax treatment that is accorded a REIT.

The Fund may invest up to 10% of its total assets in foreign securities and may invest up to 20% of its assets in securities issued by companies outside of the real estate industry. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

An investment in the Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers. As well, the value of the Fund's investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Real Estate Securities Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  REIT-Related Risk
  REOC-Related Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Science and Technology Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in IICO's opinion, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business, itself, is not within the science and technology industries. There is no guarantee, however, that the Fund will achieve its objective.

In its selection of securities for investment by the Fund, IICO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify the best holdings for the Fund.

The Fund may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Fund primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Fund may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Science and Technology Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Growth Fund: The Fund seeks to achieve its objective of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother, more consistent pattern of portfolio returns over the long term. There is no guarantee, however, that the Fund will achieve its objective.

IICO focuses on long-term growth and superior financial characteristics in its search for companies, thereby focusing on higher quality companies. IICO seeks companies with defensible market positions that are strong niche players that feature the involvement of the founder and demonstrate a strong commitment to shareholders. IICO believes that such companies generally have a replicable business model that allows for sustained growth. The focus on holding an investment is intermediate to long-term. IICO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company's ability to grow and gain market shares and/or the company's founder departs.

Small cap companies are typically companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Fund has purchased their securities. These companies continue to be considered small cap for purposes of the Fund's minimum 80% allocation to small cap companies. From time to time, the Fund will also invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above) that, in IICO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

In addition to common stocks, the Fund may also invest in securities convertible into common stocks, preferred stocks and debt securities that are mostly of investment grade. The Fund may invest up to 20% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper, short-term U.S. government securities, and/or preferred stocks. The Fund may also invest in more established companies, such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Fund's position size in any particular security. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Small Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Value Fund: The Fund seeks to achieve its objective of long-term accumulation of capital by investing primarily in various types of equity securities such as common stock, preferred stock and securities convertible into equity securities of small cap, value-oriented domestic and, to a lesser extent, foreign companies. There is no guarantee, however, that the Fund will achieve its objective.

Small cap companies are typically companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Fund has purchased their securities. These companies continue to be considered small cap for purposes of the Fund's minimum 80% allocation to small cap companies. From time to time, the Fund will also invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above), as well as securities of growth-oriented companies.

In selecting value stocks and other equity securities, BlackRock primarily looks to equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that BlackRock believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services that may improve their business prospects or competitive position. In assessing relative value, BlackRock considers factors such as a company's ratio of market price to earnings, ratio of market price to book value, ratio of market price to assets, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, product pricing, quality of management and competitive market position. In seeking to achieve its investment objectives, the Fund may also invest in equity securities of companies that BlackRock believes show potential for sustainable earnings growth above the average market growth rate.

The Fund may invest up to 10% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Small Cap Value Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Value Fund: The Fund seeks to achieve its objective of long-term accumulation of capital by primarily investing, for the long term, in the common stocks of large-cap U.S. and, to a lesser extent, foreign companies. Large cap companies are typically companies with market capitalizations of at least $8 billion. The Fund seeks to invest in stocks that are, in the opinion of IICO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. There is no guarantee, however, that the Fund will achieve its objective.

IICO utilizes both fundamental research and quantitative analysis to identify securities for the Fund. The Fund will typically invest in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. IICO searches for companies with leading positions in their respective industries, solid management teams, strong balance sheets with a high free cash flow and strong barriers to competition. The Fund may also invest in growth stocks that are, in IICO's opinion, temporarily undervalued. As well, the IICO attempts to diversify the Fund's holdings among sectors in an effort to minimize risk.

The Fund may invest in foreign securities; however, it does not intend to invest more than 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. The Fund may also invest in derivative instruments, both to generate income as well as for the purpose of hedging its current stock positions.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper, short-term U.S. government securities, and/or preferred stocks. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Value Fund is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Income Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund: Each of Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund is a "fund of funds," which means that it invests, almost exclusively, in other funds within the Ivy Family of Funds as described earlier, rather than investing directly in stocks, bonds and other instruments. As a fund of funds, each Fund is subject to the following risks.

  an investment in a Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. See the applicable disclosure above for the risks of investing in each underlying fund.
  each Fund's performance will reflect the investment performance of the underlying funds it holds. A Fund's performance thus depends both on the allocation of its assets among the various underlying funds and the ability of those funds to meet their investment objectives. IICO may not accurately assess the attractiveness or risk potential of a particular underlying fund, asset class, or investment style.
  each Fund invests in a limited number of underlying funds and may invest a significant portion of its assets in a single underlying fund. Therefore, the performance of a single underlying fund can have a significant effect on the performance of a Fund and the price of its shares. As with any mutual fund, there is no assurance that any underlying fund will achieve its investment objective.
  each underlying fund pays its own management fees and also pays other operating expenses. An investor in a Fund will pay both the Fund's expenses and, indirectly, the management fees and other expenses of the underlying funds that the Fund holds.
  one underlying fund may purchase the same securities that another underlying fund sells. A Fund that invests in both underlying funds would indirectly bear the costs of these trades.

Certain Ivy funds are selected for each Fund to establish a diversified range of investments to assist the Fund in achieving its investment objectives.

All Funds

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of IICO or an investment subadvisor in selecting investments.

Each Fund may also invest in and use certain other types of instruments in seeking to achieve its objectives. For example, each Fund is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Fund's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant.

Each Fund may actively trade securities in seeking to achieve its objectives. Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Fund's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by the Fund, which would increase your taxable income.

Each Fund generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, IICO or an investment subadvisor may invest a portion of the Fund's assets in cash or cash equivalents if IICO or the subadvisor is unable to identify and acquire sufficient securities that meet IICO's or an investment subadvisor's selection criteria for implementing the Fund's investment objectives, strategies and policies.
You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its SAI.

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Ivy Funds' website at www.ivyfunds.com

Defining Risks

  Commodities Risk -- Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. A Fund may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.
  Company Risk -- An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.
  Concentration Risk -- If a Fund invests more than 25% of its total assets in a particular industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.
  Credit Risk -- An issuer of a debt security (including mortgage-backed securities) or a REIT may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and therefore in the NAV of shares of a Fund. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Fund purchases unrated securities and obligations, it will depend on IICO's or an investment subadvisor's analysis of credit risk more heavily than usual.
  Derivatives Risk -- A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Also, derivatives are subject to counterparty risk. Counterparty risk is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

Options, futures and swaps are common types of derivatives that a Fund may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

  Diversification Risk -- A Fund is subject to diversification risk if the Fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Fund is considered diversified, as defined in the Investment Company Act of 1940, as amended (1940 Act), if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). The Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund with a more diversified investment portfolio.
  Emerging Market Risk -- Each Fund may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Fund's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.
  Extension Risk -- Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.
  Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of a Fund's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk -- The Funds may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent a Fund's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Funds from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.
  Foreign Securities Risk -- Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

  Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Income Risk -- A Fund may experience a decline in its income due to falling interest rates.
  Initial Public Offering Risk -- Investments in IPOs can have a significant positive impact on the Fund's performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Fund grows.
  Interest Rate Risk -- The value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

  Large Company Risk -- A Fund with a portfolio of large capitalization company securities may underperform the market as a whole.
  Liquidity Risk -- Generally, a security is liquid if a Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.
  Low-rated Securities Risk -- In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.
  Market Risk -- All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.
  Mid Size Company Risk -- Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.
  Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate. As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Fund would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline of the Fund's income.
  REIT-Related Risk -- The value of a Fund's REIT securities may be adversely affected by changes in the value of the underlying property. In addition, the value of a REIT could be adversely affected if the REIT fails to qualify for tax-free pass through income treatment under the Code, or maintain its exemption from registration under the 1940 Act.
  REOC-Related Risk -- A REOC is similar to a REIT in that it is a company that owns and operates commercial real estate, but unlike a REIT it has the freedom to reinvest all its funds from operations back into the company, and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a Fund's REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, REOCs do not have the favorable tax treatment that is accorded a REIT.
  Short Sales Risk -- Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time a Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, a Fund will realize a loss on the transaction. Any such loss is increased by the amount of the premium or interest the Fund must pay to the lender of the security. A Fund is also required to segregate assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. A Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance.
  Small Company Risk -- Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.
  Value Stock Risk -- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO or the investment subadvisor, undervalued. The value of a security believed by IICO or the investment subadvisor, as applicable, to be undervalued may never reach what is believed to be is its full value, or such security's value may decrease.

The Management of the Funds

Investment Advisor

The Funds are managed by Ivy Investment Management Company (IICO), subject to the authority of the Board of Trustees of Ivy Funds and the Board of Directors of Ivy Funds, Inc. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is an SEC-registered investment advisor with approximately $14.9 billion in assets under management as of March 31, 2007, and serves as the investment manager for each of the Funds within the Ivy Family of Funds. IICO has served as investment manager to the Ivy Funds (Trust) since December 31, 2002,1 and to Ivy Funds, Inc. since June 30, 2003. Prior to June 30, 2003, Waddell & Reed Investment Management Company (WRIMCO), an affiliate of IICO, served as the investment manager for each of the Funds in the Ivy Funds, Inc. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. (formerly W&R Funds, Inc.) to IICO. IICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

1Until December 31, 2002, Ivy Management, Inc. (IMI) provided business management services and investment advisory services to the Ivy Funds. On December 31, 2002, IMI, an indirect wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR) and a wholly owned subsidiary of Ivy Acquisition Corporation (IAC), merged with and into IAC, a wholly owned subsidiary of WDR. Upon effectiveness of the merger, IAC changed its name to Waddell and Reed Ivy Investment Company (WRIICO), and WRIICO assumed all of IMI's duties with respect to the Ivy Funds. Effective March 7, 2005, WRIICO changed its name to Ivy Investment Management Company (IICO).

Investment Subadvisors

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Real Estate Securities Fund under an agreement with IICO. Since its inception in 1985, Advantus Capital and its predecessor have provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life's investment portfolio. Advantus Capital had approximately $16.5 billion in assets under management as of March 31, 2007.

BlackRock Capital Management, Inc. (BlackRock), located at 100 Bellevue Parkway, Wilmington DE 19809, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Small Cap Value Fund pursuant to an agreement with IICO. Together with its affiliates, BlackRock serves as investment adviser to fixed income, equity and liquidity investors in the United States and overseas through fund and institutional accounts, with combined total assets under management as of March 31, 2007 of approximately $1.1 trillion.

Under an agreement between IICO and Henderson Global Investors (North America) Inc. (HGINA), HGINA serves as investment subadvisor to Ivy European Opportunities Fund. Henderson Investment Management Ltd. (Henderson), 4 Broadgate Avenue, London, England EC2M 2DA, under a subadvisory agreement with HGINA, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy European Opportunities Fund. Henderson and HGINA are indirect, wholly owned subsidiaries of Henderson Group plc, a London-based public company whose shares are traded on the London Stock Exchange. Henderson had approximately $7.8 billion in assets under management as of March 31, 2007.

Mackenzie Financial Corporation (Mackenzie), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Cundill Global Value Fund and Ivy Global Natural Resources Fund pursuant to an agreement with IICO. Mackenzie has been an investment counsel and mutual fund manager in Toronto for more than 35 years, and as of March 31, 2007, had over $63.7_billion Canadian in assets under management.

Templeton Investment Counsel, LLC (Templeton), an SEC-registered investment advisor located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy International Balanced Fund pursuant to an agreement with IICO. Templeton and the direct and indirect subsidiaries of Templeton Worldwide, Inc. had approximately $ 212 billion in assets under management as of March 31, 2007.

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to IICO for providing investment advice and supervising its investments. IICO uses a portion of the applicable fee to pay a Fund's subadvisor, if any. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

  Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund: 0.05% of net assets
  Ivy Capital Appreciation Fund: 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion
  Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Core Equity Fund, Ivy Dividend Income Fund, Ivy International Balanced Fund, Ivy Large Cap Growth Fund, Ivy Value Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.
  Ivy Energy Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion
  Ivy Real Estate Securities Fund: 0.90% of net assets up to $1 billion, 0.87% of net assets over $1 billion and up to $2 billion, 0.84% of net assets over $2 billion and up to $3 billion, and 0.80% of net assets over $3 billion
  Ivy European Opportunities Fund: 1.00% of net assets up to $250 million; 0.85% of net assets over $250 million and up to $500 million, and 0.75% of net assets over $500 million
  Ivy International Core Equity Fund and Ivy International Growth Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.70% of net assets over $3 billion
  Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund, Ivy Pacific Opportunities Fund: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion

Management fees for the following Funds as a percent of the Fund's net assets for its fiscal year ended March 31, 2007 were:

Fund	Management Fees Paid[1]
Ivy Asset Strategy Fund	0.67%
Ivy Balanced Fund	0.70%
Ivy Capital Appreciation Fund	0.60%
Ivy Core Equity Fund	0.70%
Ivy Cundill Global Value Fund	0.93%
Ivy Dividend Income Fund	0.70%
Ivy Energy Fund	0.00%
Ivy European Opportunities Fund	0.94%
Ivy Global Natural Resources Fund	0.83%
Ivy International Balanced Fund	0.70%
Ivy International Core Equity Fund	0.85%
Ivy International Growth Fund	0.85%
Ivy Large Cap Growth Fund	0.70%
Ivy Mid Cap Growth Fund	0.85%
Ivy Pacific Opportunities Fund	1.00%
Ivy Real Estate Securities Fund	0.90%
Ivy Science and Technology Fund	0.85%
Ivy Small Cap Growth Fund	0.85%
Ivy Small Cap Value Fund	0.85%
Ivy Value Fund	0.70%

1For Funds managed solely by IICO, IICO has voluntarily agreed to waive its management fee for any day that a Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver.

A discussion regarding the basis for the approval by the Board of Trustees of the advisory contract for Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund will available in each Fund's Semiannual Report to Shareholders dated September 30, 2007. A discussion regarding the basis for the approval by the Board of Directors or Board of Trustees of the advisory contract for each of the other Funds in this prospectus is available in each Fund's Semiannual Report to Shareholders dated September 30, 2006.

Portfolio Management

Ivy Asset Strategy Fund: Michael L. Avery, Daniel J. Vrabac and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Ivy Asset Strategy Fund. Mr. Avery has held his Fund responsibilities since January 1997. In June 2005 he was named Chief Investment Officer and Executive Vice President of IICO and WRIMCO. Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994. From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Vrabac has held his Fund responsibilities for Ivy Asset Strategy Fund since January 1997. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Vrabac has been an employee of WRIMCO since May 1994. He earned a BA degree in economics from Duquesne University, and holds an MBA with emphasis in Investments and Finance from Indiana University.

Mr. Caldwell has held his Ivy Asset Strategy Fund responsibilities since January, 2007. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Fund, as well as two other funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

Ivy Balanced Fund: Cynthia P. Prince-Fox is primarily responsible for the day-to-day management of Ivy Balanced Fund. Ms. Prince-Fox has held her responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since May 2003. She is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of other investment companies for which WRIMCO serves as investment manager. As well, she is Chief Investment Officer of Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO. Ms. Prince-Fox has served as the portfolio manager for investment companies managed by WRIMCO since January 1993. She earned a BBA degree in Finance from St. Mary's University at San Antonio, Texas, and has earned an MBA with an emphasis in Finance from Rockhurst College.

Ivy Capital Appreciation Fund: Barry M. Ogden is primarily responsible for the day-to-day management of Ivy Capital Appreciation Fund, and has held his Fund responsibilities since January 2002. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Ogden has served as assistant portfolio manager for investment companies managed by WRIMCO since January 1999 and has been an employee of WRIMCO since July 1994. He graduated from the University of Kansas with a BS degree in accounting, and has earned the designation of Certified Public Accountant. Mr. Ogden is a Chartered Financial Analyst.

Ivy Core Equity Fund: Erik R. Becker and Gustav C. Zinn are primarily responsible for the day-to-day management of Ivy Core Equity Fund. Mr. Becker has held his Fund responsibilities since February 2006. Mr. Becker joined WRIMCO in 1999 as an investment analyst and had served as an assistant portfolio manager for Ivy Core Equity Fund since 2003, in addition to his duties as a research analyst. He is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc., and a portfolio manager for Waddell & Reed Advisors Core Investment Fund and W&R Target Core Equity Portfolio, both managed by WRIMCO. Mr. Becker earned a BBA degree in finance, investment and banking and an MS in finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Mr. Zinn has held his responsibilities for Ivy Core Equity Fund since February 2006. He has been an employee of WRIMCO since 1998 and had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003, in addition to his duties as a research analyst. Mr. Zinn is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc., and a portfolio manager for Waddell & Reed Advisors Core Investment Fund and W&R Target Core Equity Portfolio, both managed by WRIMCO. He earned a BBA degree and a Masters of Finance from the University of Wisconsin-Madison. Mr. Zinn is a Chartered Financial Analyst.

Ivy Cundill Global Value Fund: Peter Cundill and Hiok Hhu Ng are primarily responsible for the day-to-day management of Ivy Cundill Global Value Fund. Mr. Cundill has held his responsibilities for Ivy Cundill Global Value Fund since the Fund's inception. He founded Peter Cundill & Associates in 1976. Mr. Cundill earned a Bachelor of Commerce degree from McGill University, Montreal. He holds the designations of Chartered Business Valuator (CBV), Chartered Financial Analyst (CFA), and Fellow Chartered Accountant (FCA).

Hiok Hhu Ng has held his responsibilities for Ivy Cundill Global Value Fund as Portfolio Manager since 2004. Hhu joined the Cundill Group as a research analyst, and became an Assistant Portfolio Manager for Ivy Cundill Global Value Fund in 2001. He holds a Bachelor of Finance degree from the University of British Columbia. He is a Chartered Financial Analyst, and has completed the Canadian Securities Course, Canadian Securities Institute.

Ivy Dividend Income Fund and Ivy Energy Fund: David P. Ginther is primarily responsible for the day-to-day management of Ivy Dividend Income Fund and Ivy Energy Fund. He has held his responsibilities for Ivy Dividend Income Fund since its inception in June 2003 and for Ivy Energy Fund since its inception in May 2006. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Ivy Funds, Inc., and portfolio manager for other investment companies for which WRIMCO serves as investment manager, and has been an employee of WRIMCO since 1995. Mr. Ginther holds a BS degree in accounting from Kansas State University, and has earned the designation of Certified Public Accountant.

Ivy European Opportunities Fund: Paul Casson is primarily responsible for the day-to-day management of Ivy European Opportunities Fund, and has held his Fund responsibilities since April 2006. Mr. Casson joined Henderson Global Investors in 2005 as Associate Director of Pan-European Equities. Prior to joining Henderson Global Investors, he was associated with SVM Asset Management as a Fund Manager for Pan-European Equities. He earned BSc and MSc degrees in Accounting from Queens University Belfast, and an MSc in Investment Analysis from the University of Stirling.

Mr. Casson succeeds Stephen Peak as portfolio manager for Ivy European Opportunities Fund. Although Mr. Peak will no longer be responsible for the day-to-day management of the Fund, he will, in his position as Head of Pan-European Equities for Henderson, lead the management team of which Mr. Casson is a member.

Ivy Global Natural Resources Fund: Frederick Sturm, a Senior Vice President of Mackenzie, is primarily responsible for the day-to-day management of Global Natural Resources Fund. He has managed the Fund since its inception. Mr. Sturm joined Mackenzie in 1983. He holds a degree in commerce from the University of Toronto. Mr. Sturm is a CFA charterholder.

Ivy International Balanced Fund: Edgerton Tucker Scott III and Michael Hasenstab, Ph.D. are primarily responsible for the day-to-day management of Ivy International Balanced Fund. Mr. Scott has held his responsibilities since the inception of the Fund in December 2003, and was the portfolio manager for the predecessor fund since June 2000. He is Senior Vice President of Templeton Investment Counsel, LLC. Mr. Scott earned a BA from the University of Virginia and a MBA from Amos Tuck School of Business at Dartmouth College. He is a Chartered Financial Analyst.

Dr. Hasenstab has held his Ivy International Balanced Fund responsibilities since March 2006. He joined Franklin Templeton Investments in July 1995, and, after taking a leave of absence to obtain his Ph.D., rejoined the company in April 2001. Dr. Hasenstab is Vice President, Co-Director of International Fixed Income, and portfolio manager for Franklin Templeton Investments' International Bond Department. Dr. Hasenstab earned a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master's degree in economics of development from the Australian National University, and a B.A. in international relations/political economy from Carleton College in the United States.

Ivy International Core Equity Fund: Thomas A. Mengel and John C. Maxwell are primarily responsible for the day-to-day management of Ivy International Core Equity Fund. Mr. Mengel has held his Fund responsibilities since December 2002. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and of the Trust, and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Mengel has been a portfolio manager for, and employee of, WRIMCO since May 1996. He is a graduate of the University of Berlin with a degree in Business, Finance and Economics.

John C. Maxwell has held his Ivy International Core Equity Fund responsibilities since February 2006. He joined WRIMCO in 1998 as an investment analyst and had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003. In 2004, Mr. Maxwell began assisting the international group as an investment analyst. He has been appointed Vice President of IICO and WRIMCO. Mr. Maxwell earned a BS degree from the University of Kentucky, and an MBA from the Johnson Graduate School of Management, Cornell University. He is a Chartered Financial Analyst.

Ivy International Growth Fund: Thomas A. Mengel is primarily responsible for the day-to-day management of Ivy International Growth Fund. Mr. Mengel has held his Fund responsibilities since December 2002. He is also the portfolio manager for Ivy International Core Equity Fund, and his biographical information is listed in the disclosure for Ivy International Core Equity Fund.

Ivy Large Cap Growth Fund: Daniel P. Becker and Philip J. Sanders are primarily responsible for the day-to-day management of Ivy Large Cap Growth Fund. Mr. Becker has held his Fund responsibilities since the inception of the Fund in June 2000. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of, and co-portfolio manager for, Waddell & Reed Advisors Vanguard Fund, Inc. and W&R Target Growth Portfolio, for which WRIMCO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Mr. Sanders has held his Fund responsibilities for Ivy Large Cap Growth Fund since June 2006. He joined WRIMCO in 1998, and has served as a portfolio manager for funds managed by WRIMCO since that time. He is Senior Vice President of WRIMCO and IICO, and Vice President of, and co-portfolio manager for, W&R Target Growth Portfolio and Waddell & Reed Advisors Vanguard Fund, Inc., for which WRIMCO serves as investment manager. Mr. Sanders earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. He is a Chartered Financial Analyst.

Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund: Michael L. Avery is primarily responsible for the day-to-day management of both the Ivy Managed European/Pacific Fund and the Ivy Managed International Opportunities Fund, and has held his Fund responsibilities since each Fund's inception. He is also the portfolio manager for Ivy Asset Strategy Fund, and his biographical information is listed in the disclosure for Ivy Asset Strategy Fund.

Ivy Mid Cap Growth Fund: Kimberly A. Scott is primarily responsible for the day-to-day management of Ivy Mid Cap Growth Fund, and has held her Fund responsibilities since February 2001. She is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies managed by WRIMCO. Ms. Scott joined WRIMCO in April 1999. She earned a BS in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a Chartered Financial Analyst.

Ivy Pacific Opportunities Fund: Frederick Jiang is primarily responsible for the day-to-day management of Ivy Pacific Opportunities Fund. Mr. Jiang has held his Fund responsibilities since February 2004, and had been assistant portfolio manager for the Fund since July 2003. He is Senior Vice President of IICO and WRIMCO and Vice President of the Trust. From July 1999 to July 2003, he served as an investment analyst for IICO and WRIMCO. Mr. Jiang holds a BA degree in Economics from the Central University of Finance and Economics, Beijing, China, and earned an MBA degree in Finance from New York University. Mr. Jiang has earned a Chinese Certified Public Accountant designation, and is a Chartered Financial Analyst.

Ivy Real Estate Securities Fund: Joseph R. Betlej and Lowell R. Bolken are primarily responsible for the day-to-day management of Ivy Real Estate Securities Fund. Mr. Betlej has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since February 1999. Mr. Betlej is Vice President and Investment Officer of Advantus Capital. He has been in the real estate industry since 1984 and has been with Advantus Capital since 1987. Mr. Betlej earned a BA in Architecture from the University of Minnesota and a MS in Real Estate Appraisal and Investment Analysis from the University of Wisconsin at Madison. He is a Chartered Financial Analyst.

Mr. Bolken has held his Fund responsibilities for Ivy Real Estate Securities Fund since April 2006. He has been an Associate Portfolio Manager with Advantus Capital since September 2005. From April 2001 to September 2005, he was Managing Director and Manager, Corporate Bond Research, RBC Dain Rauscher, Inc.

Ivy Science and Technology Fund: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Science and Technology Fund, and has held his Fund responsibilities since February 2001. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran has served as a portfolio manager for investment companies managed by WRIMCO since January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA with an emphasis in Finance from the University of Missouri at Kansas City.

Ivy Small Cap Growth Fund: Gilbert C. Scott is primarily responsible for the day-to-day management of Ivy Small Cap Growth Fund, and has held his Fund responsibilities since August 2003. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. He joined Waddell & Reed in 1997 and has been assistant portfolio manager of small cap institutional accounts since September 2000. Mr. Scott earned a BBA degree in finance from the University of Massachusetts and an MBA from the University of Texas. He is a Chartered Financial Analyst.

Ivy Small Cap Value Fund: Wayne J. Archambo is primarily responsible for the day-to-day management of Ivy Small Cap Value Fund, and has held his Fund responsibilities since January 2005, when BlackRock became the subadvisor for the Fund. Mr. Archambo is head of BlackRock's small and mid cap value equity team. Prior to joining BlackRock in 2002, he was a founding partner and Manager of Boston Partners Asset Management, L.P., since that company's inception in 1995. Mr. Archambo earned a BS in economics and finance from Nichols College and holds an MBA degree from Babson College. He is a member of the Boston Security Analysts Society, and is a CFA Charter holder.

Ivy Value Fund: Matthew T. Norris is primarily responsible for the day-to-day management of Ivy Value Fund. He has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since July 2003. Mr. Norris is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO serves as investment manager. In June 2005 he was named Director of Equity Research for IICO and WRIMCO. From January 2000 to June 2003, Mr. Norris was a Portfolio Manager for Advantus Capital Management, Inc. He joined Advantus Capital in December 1997, first serving as an Analyst and later as a Senior Analyst. He earned a BS degree from the University of Kansas, and an MBA from the University of Nebraska-Omaha. Mr. Norris is a Chartered Financial Analyst.

Additional information regarding portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities is included in the SAI.

Other members of IICO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

Your Account

Choosing a Share Class

Each class of shares offered in this Prospectus has its own sales charge, if any, and expense structure. The decision as to which class of shares of a Fund is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. If you are investing a lesser amount over a shorter term, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than five years). Class B shares are not available for investments of $100,000 or more, and Class C shares are not available for investments of $1 million or more. Class Y shares are designed for institutional investors and others investing through certain intermediaries, while Class I shares are designed for large retirement plans and fund of funds.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B and Class C Shares

Class A	Class B	Class C
Initial sales charge	No initial sales charge	No initial sales charge
No deferred sales charge[1]	Deferred sales charge on shares you sell within six years after purchase	A 1% deferred sales charge on shares you sell within 12 months after purchase
Maximum distribution and service (12b-1) fees of 0.25%	Maximum distribution and service (12b-1) fees of 1.00%	Maximum distribution and service (12b-1) fees of 1.00%
	Converts to Class A shares eight years after the month in which the shares were purchased, thus reducing future annual expenses	Does not convert to Class A shares, so annual expenses do not decrease
For an investment of $1 million or more, only Class A shares are available	Shareholders investing $100,000 or more may not purchase Class B shares. Requests to purchase Class B shares by such shareholders will not be honored	Shareholders investing $1 million or more may not purchase Class C shares. Such requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares

1A 1% CDSC is imposed on purchases of $1 million or more of Class A shares, at NAV, that are redeemed within 12 months of purchase.

Each Fund has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each of its Class A, Class B, Class C and Class Y shares. Such Plans permit the Funds to pay marketing and other fees to support both the sale and distribution of each Class of shares as well as the services provided to shareholders by their financial advisor or financial intermediary. Under the Class A Plan, a Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to reimburse or compensate IFDI for, either directly or through third parties, distributing the Fund's Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class C Plan, each Fund may pay IFDI, on an annual basis, a service fee of up to 0.25% of the average daily net assets of that class to compensate or reimburse IFDI for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of 0.75% of the average daily net assets of that class to compensate IFDI for, either directly or through third parties, distributing shares of that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to IFDI by any Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by IFDI with respect to the Fund's Class B or Class C shares would exceed the maximum amount of such charges that IFDI is permitted to receive under the National Association of Securities Dealers (NASD) rules as then in effect. Under the Class Y Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing service to Class Y shareholders and/or maintaining Class Y shareholder accounts. Class I shares do not have a Plan.

Since these fees are paid out of a Fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and Class C shares may result in a lower net asset value (NAV) than Class A shares and may cost you more over time than paying the initial sales charge for Class A shares. All or a portion of these fees may be paid to your financial advisor.

Class A shares

Class A shares are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below. As noted, Class A shares pay an annual 12b-1 fee of up to 0.25% of average Class A net assets, except Class A shares of Ivy International Growth Fund issued prior to January 1, 1992 are not subject to an ongoing 12b-1 fee. For this Fund, the annual 12b-1 fee attributable to the Class A shares of the Fund may equal up to 0.25% of the net assets issued on or after January 1, 1992. The ongoing expenses of Class A shares are lower than those for Class B or Class C shares and typically higher than those for Class Y or Class I shares.

Calculation of Sales Charges on Class A Shares

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
-------------------	-------------------	-------------------	-------------------
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

1Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.

2No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

IFDI may pay dealers up to 1.00% on investments made in Class A shares with no initial sales charge.

IFDI or its affiliates may pay additional compensation from its own resources to broker-dealers based upon the value of shares of a Fund owned by the broker-dealer for its own account or for its customers, including compensation for shares of the Funds purchased by customers of such broker-dealers without payment of a sales charge. Please see "Additional Compensation to Intermediaries" for more information.

Sales Charge Reductions

Lower sales charges on the purchase of Class A shares are available by:

  Rights of Accumulation: combining the value of additional purchases of shares of any of the funds in the Ivy Family of Funds and/or Waddell & Reed InvestEd Portfolios, Inc. with the NAV of Class A, Class B or Class C shares already held in your account or in an account eligible for grouping with your account (see "Account Grouping" below). To be entitled to Rights of Accumulation, you must inform IFDI that you are entitled to a reduced sales charge and provide IFDI with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account.
  Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing a LOI, which is available from IFDI, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B or Class C shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in "Account Grouping" below, will be included.
  Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class A shares in any account that you own may be grouped with the current account value of purchased Class A, Class B and/or Class C shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Social Security or other taxpayer identification number, and b) accounts of immediate family members living (or maintaining a permanent address) in the same household as the owner. For purposes of account grouping, an individual's domestic partner may be treated as his or her spouse.

With respect to purchases under other retirement plans:

1. All purchases of Class A shares made for a participant in a multi-participant retirement plan may be grouped only with other purchases made under the same plan.

2.         All purchases of Class A shares made under an employee benefit plan described in Section 401 of the Code (Qualified Plan) that is maintained by a corporate employer and all plans of any one employer or affiliated employers will also be grouped. All qualified plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

3.         All purchases of Class A shares made under a simplified employee pension plan (SEP), SIMPLE IRA or similar arrangement adopted by an employer or affiliated employers may be grouped. Additionally, if elected, the purchases made by individual employees under such plan may also be grouped with the other accounts of the individual employees if such grouping would be more beneficial to an individual.

4.         All purchases of Class A shares made by you or your spouse for your or your spouse's individual retirement accounts (IRAs), salary reduction plan accounts under Section 457 of the Code, or 403(b) tax sheltered accounts may be grouped, as well as your or your spouse's Keogh plan accounts, provided that you and your spouse are the only participants in the Keogh plan.

In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Ivy Money Market Fund are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares.

If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. This CDSC may be waived under certain circumstances, as noted in this Prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

For clients of Waddell & Reed, Inc. (Waddell & Reed) and Legend Equities Corporation (Legend), the grouping privileges described above also apply to the corresponding classes of shares of funds in the Waddell & Reed Advisors Family of Funds.

Sales Charge Waivers for Certain Investors

Class A shares may be purchased at NAV by:

  Shareholders investing through certain investment advisors and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees
  The Trustees and officers of Ivy Funds, the Directors and officers of Ivy Funds, Inc. or of any affiliated entity of IICO, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed
  Minnesota Life Trustees and officers, Directors, or any affiliated entity of Minnesota Life, employees of Minnesota Life, Securian/CRI Financial Advisors, their respective spouses, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals
  Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records
  Participants in a 401(a) plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records and are segregated from any other retirement plan assets
  Participants in a 401(a) plan or 457 plan that invest in the Ivy Family of Funds through a third party platform or agreement
  The Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.
  Sales representatives, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated third party broker/dealers with which IFDI has entered into selling agreements
  Clients investing via a Managed Allocation Portfolios (MAP) or Strategic Portfolio Allocation (SPA) program available through Waddell & Reed

For purposes of determining sales at NAV, an individual's domestic partner may be treated as his or her spouse.

Sales Charge Waivers for Certain Transactions

Class A shares may be purchased at NAV through:

  Exchange of Class A shares of any fund in the Ivy Family of Funds or shares of Waddell & Reed InvestEd Portfolios, Inc. and, for clients of Waddell & Reed and Legend, Class A shares of any fund in the Waddell & Reed Advisors Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and distributions paid on such shares
  One-Time Reinvestment of all or part of the proceeds of redemption of your Class A shares of a Fund in Class A shares of the Fund, if the reinvestment is made within 60 days of the Fund's receipt of your redemption request
  Payments of Principal and Interest on Loans made pursuant to a 401(a) plan, if such loans are permitted by the plan and the plan may invest in shares of the Fund

Information about the purchase of Fund shares, applicable sales charges and sales charge reductions and waivers is also available, free of charge, at www.ivyfunds.com, including hyperlinks to facilitate access to this information. You will find more information in the Fund's SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge

A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A shares and paid to IFDI, as further described below. The purpose of the CDSC is to compensate IFDI for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or certain Class A shares. IFDI pays 4.00% of the amount invested to dealers who sell Class B shares and 1.00% of the amount invested to dealers who sell Class C shares.

The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in NAV above the initial purchase price. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, when requested to redeem a specific dollar amount, a Fund will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

Class B shares

Class B shares are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. As noted earlier, Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares, and any dividends and other distributions paid on such shares, automatically convert to Class A shares, on a monthly basis, eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative NAVs per share, without the imposition of any sales load, fee or other charge. The conversion from Class B shares to Class A shares is not considered a taxable event for Federal income tax purposes.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC identified below.

CDSC on Shares Sold Within Year	As % of Amount Subject to Charge
1	5.0%
2	4.0%
3	3.0%
4	3.0%
5	2.0%
6	1.0%
7+	0.0%

In the table, a year is a 12-month period. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made. For example, if a shareholder opens an account on August 17, 2007, then redeems all Class B shares on August 15, 2008, the shareholder will pay a CDSC of 4.00%, the rate applicable to redemptions made within the second year of purchase.

Shareholders who are eligible to purchase Class A shares at a reduced sales charge due to the breakpoints available on a purchase of $100,000 or more of Class A shares, or through Rights of Accumulation, a Letter of Intent or grouping purchases by certain related persons may not purchase Class B shares. In such case, requests to purchase Class B shares will not be accepted. The Fund will not apply the limitation to Class B share purchases made by shareholders whose shares are held in an omnibus account on any of the Funds' records, and it will be the responsibility of the broker-dealer holding the omnibus account to apply the limitation for such purchases.

Class C shares

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within 12 months after purchase, you may pay a 1.00% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed. As noted above, Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of 0.75% of average net assets. Over time, those fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class; therefore, if you anticipate holding the shares for five years or longer, Class C shares may not be appropriate.

Shareholders who are investing $1 million through a sales charge reduction feature, including a shareholder eligible to purchase Class A shares at no sales charge due to the breakpoints available on a purchase of $1 million or more of Class A shares, or through Rights of Accumulation, a Letter of Intent or grouping purchases by certain related persons may not purchase Class C shares. In such case, requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares. The Fund will not apply the limitation to Class C share purchases made by shareholders whose shares are held in an omnibus account on any of the Funds' records and it will be the selling broker's responsibility to apply the limitation for such purchases.

The CDSC for Class B or Class C shares and for Class A shares that are subject to a CDSC will not apply in the following circumstances:

  redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to IFDI redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an IRA, a Keogh plan or a custodial account under Sections 457(b) and 403(b)(7) of the Code, a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of subsequent law or legislation, the continuation of its investment would be improper redemptions of shares purchased by current or retired Trustees or Directors of the Funds, directors of affiliated companies, current or retired officers of the Funds, employees of IFDI and its affiliates, financial advisors of Waddell & Reed and its affiliates, and by the members of the immediate families of such persons redemptions of shares made pursuant to a shareholder's participation in the systematic withdrawal service offered by the Fund, subject to the limitations on the service as further disclosed in the SAI (the service and this exclusion from the CDSC do not apply to a one-time withdrawal)
  redemptions the proceeds of which are reinvested within 60 days in shares of the same class of the Fund as that redeemed for Class C shares, redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services redemptions of Fund shares, the proceeds of which are sent directly by the Fund to an insurance company or its agent for investment in any of the Waddell & Reed Advisors Funds, Ivy Family of Funds and/or W&R Target Funds, Inc., as directed by the redeeming shareholder, through a retirement plan product or savings plan product offered by the insurance company the exercise of certain exchange privileges
  redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate NAV of the shares is less than $500 redemptions effected by another registered investment company by virtue of a merger or other reorganization with the Fund

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which may require certain notice.

Class I shares

Class I shares are sold without any front-end sales load or contingent deferred sales charges. Class I shares do not pay an annual 12b-1 distribution and/or service fee. Class I shares generally are only available for purchase by:

  fund of funds
  participants of employee benefit plans established under Section 403(b) or Section 457, or qualified under Section 401, of the Code, including 401(k) plans if the value of the plan exceeds $10,000,000, when the shares are held in an omnibus account on the Fund's records, and an unaffiliated third party provides administrative and/or other support services to the plan participants of the Waddell & Reed Financial, Inc. Retirement Plans

Class Y shares

Class Y shares are not subject to a sales charge. Class Y shares do however pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Class Y shares are only available for purchase by:

  participants of employee benefit plans established under Section 403(b) or Section 457, or qualified under Section 401 of the Code, including 401(k) plans for which an unaffiliated third party provides administrative, distribution and/or other support services to the plan banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers, and for which entity an unaffiliated third party provides administrative, distribution and/or other support services government entities or authorities and corporations whose investment within the first 12 months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services

Additional Compensation to Intermediaries

Your financial advisor and the financial intermediary with which your advisor is affiliated typically will receive compensation when you buy and/or hold Fund shares. The source of that compensation may include the sales load, if any, that you pay as an investor and/or the 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own. As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO's and IICO's net income, respectively.

The amount and type of compensation that your financial advisor or intermediary receives will vary based upon the share class you buy, the value of those shares and the compensation practices of the intermediary. Compensation to the intermediary generally is based on the value of shares of the Funds owned by the intermediary for its own account or for its clients and may also be based on the gross and/or net sales of the Fund shares attributable to the intermediary. That compensation recognizes the distribution, administrative, promotional and other services provided by the intermediary, and may be required by the intermediary in order for the Ivy Family of Funds to be available for sale by the intermediary. The rate of compensation depends upon various factors, including but not limited to the intermediary's established policies and prevailing practices in different segments of the financial services industry. In addition, an intermediary may maintain omnibus accounts or similar arrangements with a Fund for consolidated holdings of Fund shares by its clients, and may receive payments from IFDI or its affiliates for providing related client-level recordkeeping and other services.

IFDI may also compensate an intermediary and/or financial advisor for IFDI's participation in various activities sponsored and/or arranged by the intermediary, including but not limited to programs that facilitate educating financial advisors and/or their clients about various topics, including the Funds. IFDI may also pay, or reimburse, an intermediary for certain other costs relating to the marketing of the Funds. The rate of compensation depends upon various factors, including but not limited to the nature of the activity and the intermediary's established policies.

Compensation arrangements such as those described above are undertaken to help secure and maintain appropriate availability, visibility and competitiveness for the Funds, such that they may be widely available and have the capacity to grow and potentially gain economies of scale for Fund shareholders. Please consult the SAI for additional information regarding compensation arrangements with intermediaries.

Potential Conflicts of Interest

The Distributor of the Funds, IFDI, is a corporate affiliate of Waddell & Reed. Waddell & Reed offers shares of the Funds through a distribution agreement with IFDI. The following paragraphs disclose certain potential conflicts of interest in connection with the offering of the Funds by Waddell & Reed.

Waddell & Reed financial advisors sell primarily shares of the Funds and the Waddell & Reed Advisors Funds, a separate mutual fund family for which Waddell & Reed serves as principal underwriter and distributor (Fund Families). Either IICO or WRIMCO (Manager) is the investment manager for each fund in the respective Fund Families. The Managers are affiliates of Waddell & Reed.

Waddell & Reed financial advisors are not required to sell only shares of the funds in the Fund Families, have no sales quotas with respect to the Funds and receive the same percentage rate of compensation for all shares of mutual funds they sell, including shares of the funds in the Fund Families. It is possible, however, for Waddell & Reed, and/or its affiliated companies, to receive more total revenue from the sale of shares of the funds in the Fund Families than from the sale of shares of other mutual funds that are not affiliated with Waddell & Reed (Externally Managed Funds). This is because the Managers earn investment advisory fees for providing investment management services to the funds in the Fund Families. These fees are assessed daily against the assets held by the funds in the Fund Families and are paid to the Managers out of fund assets.

Increased sales of shares of the Fund Families generally result in greater revenues, and greater profits, to Waddell & Reed and the Managers, since payments to Waddell & Reed and the Managers increase as more assets are invested in the Fund Families. Waddell & Reed employee compensation (including management and certain sales force leader compensation) and operating goals at all levels are tied to Waddell & Reed's overall profitability. Therefore, Waddell & Reed management, sales leaders and employees generally spend more time and resources promoting the sale of shares of the funds in the Fund Families rather than Externally Managed Funds. This results in more training and product support for Waddell & Reed financial advisors to assist them with sales of shares of the funds in the Fund Families. Ultimately, this will typically influence the financial advisor's decision to recommend the Fund Families even though they may have access to Externally Managed Funds that may have superior performance and/or lower fund expenses than the funds in the Fund Families.

Waddell & Reed also offers financial planning services as a registered investment adviser. Waddell & Reed financial advisors typically encourage new clients to purchase a financial plan for a fee. If the client elects to implement the recommendations produced as part of the financial plan, it is likely that the financial advisor will recommend the purchase of shares of funds in the Fund Families, though the client is not obligated to purchase such shares through Waddell & Reed. For more detailed information on the financial planning services offered by Waddell & Reed financial advisors, including fees and investment alternatives, clients should obtain from their financial advisor or Waddell & Reed, and read, a copy of Waddell & Reed's Form ADV Disclosure Brochure.

Portability

The Funds' shares may be purchased and serviced only through broker-dealers and other financial intermediaries (Financial Intermediaries) that have entered into selling agreements with IFDI. Waddell & Reed, an affiliate of IFDI, is one such Financial Intermediary that is authorized to sell the Funds and service Fund accounts. If you elect to work with a Waddell & Reed financial advisor it is likely that the financial advisor will recommend the purchase of shares of the Funds. If you decide to terminate your relationship with your Waddell & Reed financial advisor or if they decide to transfer their license to another Financial Intermediary, you should consider that you will only be able to transfer your Fund shares to another Financial Intermediary if that Financial Intermediary has a selling agreement with IFDI. Not all Financial Intermediaries have such selling agreements and the selling agreements may typically be terminated without notice to you. If you select a Financial Intermediary that has no selling agreement with IFDI or whose selling agreement is terminated after you transfer your shares, you will either have to hold your shares directly with the Funds or sell your shares and transfer the proceeds to another Financial Intermediary, which may cause you to experience adverse tax consequences.

Ways to Set Up Your Account (for Class A, Class B and Class C shares)

The different ways to set up (register) your account are listed below.

Individual or Joint Tenants

For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization

For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans

To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Coverdell Education Savings Accounts) may be tax-deductible.

  Individual Retirement Accounts (IRAs) allow certain individuals under age 70 1/2, with earned income, to invest up to the Annual Dollar Limit per year. For 2007, the Annual Dollar Limit is $4,000, scheduled to rise to $5,000 in 2008 and indexed for inflation in $500 increments, thereafter. For individuals who have attained age 50 by the last day of the taxable year for which a contribution is made, the Annual Dollar Limit is increased to include a "catch-up" contribution. The maximum annual catch-up contribution is $1,000. For each of 2007 through 2009, certain 401(k) plan participants who received in that year matching contributions of employer stock from an employer that (a) declared bankruptcy and (b) is subject to indictment or conviction resulting from transactions related to the bankruptcy may make special "catch-up" contributions of up to $3,000 for that year. An individual who makes this special "catch-up" contribution for a year may not make the catch-up contribution otherwise available for having attained age 50. The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year.
  IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.
  Roth IRAs allow certain individuals to make nondeductible contributions up to the Annual Dollar Limit per year (as identified above). The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year. An individual's maximum Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a traditional IRA for that year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.
  Coverdell Education Savings Accounts (formerly, Education IRAs) are established for the benefit of a minor, with nondeductible contributions up to $2,000 per taxable year, and permit tax-free withdrawals to pay the qualified education expenses of the beneficiary. Special rules apply where the beneficiary is a special needs person.
  Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages and contribution limits as a profit sharing plan but with fewer administrative requirements.
  Savings Incentive Match Plans for Employees (SIMPLE Plans) can be established by small employers to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other Qualified Plans.
  Owner-only Keogh Plans allow self-employed individuals and their spouses, or one or more partners and their spouses, to make tax-deductible contributions for themselves of up to 100% of their adjusted annual earned income, with a maximum of $45,000 for 2007.
  Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees' wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan. A Roth 401(k) contribution option may also be available on a qualified 401(k) Plan.
  403(b) Custodial Accounts are available to certain employees of public school systems, churches and Code Section 501(c)(3) (i.e., tax-exempt) organizations. A Roth 403(b) contribution option may also be available.
  457(b) Plans allow certain employees of state and local governments and tax-exempt organizations to contribute a portion of their compensation on a tax-deferred basis.

Gifts or Transfers to a Minor

To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $11,000 a year per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

Trust

For money being invested by a trust

The trust must be established before an account can be opened, or you may use a trust form made available by IFDI. Contact your financial advisor for the form.

Pricing of Fund Shares

The price to buy a share of a Fund, called the offering price, is calculated every business day. Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded. As noted in this prospectus, certain Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Fund's shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus the applicable sales charge (for Class A shares).

In the calculation of a Fund's NAV:

  The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or are unreliable are valued at their fair value by or at the direction of the Board of Trustees or Board of Directors, as discussed below.

In the calculation of the NAV of Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund, the shares of the underlying funds held by each of these Funds are valued at their respective NAVs per share.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value determination made according to procedures approved by the Board of Trustees or Board of Directors. A Fund may also use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund's NAV is calculated.

A Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some funds, such as Ivy Asset Strategy Fund, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund, which may invest a significant portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such investments may be valued at their fair values as determined according to the procedures approved by the Fund's Board of Trustees or Board of Directors. Significant events include, but are not limited to, (1) events impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuations. WRIMCO has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held in the Funds' portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, in accordance with guidelines adopted by each of the Fund's Board of Trustees or Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Boards regularly review, and WRSCO regularly monitors and reports to the Boards, the Service's pricing of the Funds' foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund's NAV will be subject, in part, to the judgment of the Board of Trustees or Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. The use of fair value pricing may also affect all shareholders in that if redemption proceeds or other payments based on the valuation of Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Buying Shares

You may buy shares of each of the Funds through IFDI and through third parties that have entered into selling arrangements with IFDI. Contact IFDI or any authorized investment dealer for more information. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have. IFDI will not accept account applications unless submitted by an entity with which IFDI maintains a current selling agreement.

IFDI generally will not accept new account applications to establish an account with non-U.S. address (APO/FPO addresses are acceptable) or for a non-resident alien.

If your individual account is not maintained on our shareholder servicing system, please contact your selling dealer, plan administrator or third party recordkeeper to purchase shares of the Funds.

By mail: To purchase any class of shares by check, make your check payable to Ivy Funds Distributor, Inc. Mail the check, along with your completed application, to:

Ivy Funds Distributor, Inc.
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

To add to your account by mail: Make your check payable to Ivy Funds Distributor, Inc. Mail the check to IFDI, along with the detachable form that accompanies the confirmation of a prior purchase or your quarterly statement, or a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

To add to your account by wire purchase: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

By telephone or internet: To purchase Class A, B or C shares of a Fund by Automated Clearing House (ACH) via telephone or internet access, you must have an existing account number and you must have previously established the telephone or internet method to purchase through a completed Express Transaction Authorization Form (separately or within your new account application). Please call 800.777.6472 to report your purchase, or fax the information to 800.532.2749. For internet transactions, you may not execute trades greater than $25,000. You may purchase Class I and Class Y shares by calling 800.532.2783 or faxing instructions to 800.532.2749. If you need to establish an account for Class I or Class Y shares, you may call 800.532.2783 to obtain an account application. You may then mail a completed application to IFDI at the above address, or fax it to 800.532.2749.

By Automatic Investment Service: You can authorize to have funds electronically drawn each month from your bank account through Electronic Funds Transfer (EFT) and invested as a purchase of shares into your Fund account. Complete the appropriate sections of the Account Application to establish the Automatic Investment Service (AIS).

When you place an order to buy shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.
  If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Ivy Family of Funds, the payment may be delayed for up to ten days from the date of purchase to ensure that your previous investment has cleared.
  You may purchase shares of a Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order in proper form. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.
  Broker-dealers that perform account transactions for their clients through the National Securities Clearing Corporation (NSCC) are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly. Such dealers have independent agreements with IFDI, and are compensated for performing account transactions for their clients.

When you sign your account application, you will be asked to certify that your Social Security number or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

IFDI reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Minimum Investments

For Class A, Class B and Class C:

To Open an Account	$500 (per Fund)
For certain exchanges	$100 (per Fund)
For accounts opened with AIS	$50 (per Fund)*
For accounts established through payroll deductions	Any amount

To Add to an Account	Any amount
For certain exchanges	$100 (per Fund)
For AIS	$25 (per Fund)

For Class Y:

To Open an Account
For a government entity or authority or for a corporation	$10 million
(within first 12 months)
For other eligible investors	Any amount

To Add to an Account	Any amount

*An account may be opened with no initial investment and AIS set up on the account if the account is pending a Transfer of Assets from another investment company/retirement account custodian.

For clients of Morgan Stanley DW, Inc. (MSDW) who purchase their shares through certain fee-based advisory accounts sponsored by MSDW, the minimum initial and subsequent investment requirements for Class A shares are waived.

Adding to Your Account

Subject to the minimums described above, you can make additional investments of any amount at any time.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a Fund) is the NAV per share of that Fund class, subject to any applicable CDSC and/or redemption fee.

If your individual account is not maintained on our shareholder servicing system, please contact your selling dealer, plan administrator or third party recordkeeper to sell shares of the Funds.

By mail: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

  the name on the account registration
  the Fund's name
  the account number
  the dollar amount or number, and the class, of shares to be redeemed any other applicable requirements listed in the table below

Deliver the form or your letter to:

Ivy Client Services
c/o Waddell & Reed Services Company
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

Unless otherwise instructed, a check will be sent to the address on the account. For your protection, the address of record must not have been changed within 30 days prior to your redemption request.

By telephone or internet: If you have completed an Express Transaction Authorization Form (separately or within your new account application) you may redeem your shares by telephone or internet. You may request to receive payment of your redemption proceeds via direct ACH or via wire. To redeem your Class A, Class B or Class C shares, call 800.777.6472, fax your request to 800.532.2749, or place your redemption order at www.ivyfunds.com, and give your instructions to redeem your shares via ACH or via wire, as applicable. For Class A, Class B and Class C shares, redemption requests via wire will be charged a $10 per transaction wire fee. To redeem your Class Y shares, call 800.532.2783, or fax your request to 800.532.2749, and give your instructions to redeem your shares via ACH or via wire, as applicable. You may also request a redemption by check to the address on the account (provided the address has not been changed within the last 30 days). For your protection, banking information must be established on your account for a minimum of 30 days before either a wire redemption or ACH redemption will be processed. Requests by telephone or internet can only be accepted for amounts up to $50,000.

When you place an order to sell shares, your shares will be sold at the NAV next calculated, subject to any applicable CDSC and/or redemption fee, after receipt of a request for redemption in good order by Ivy Client Services (on behalf of Waddell & Reed Services Company) or other authorized Fund agent at the address listed above. Note the following:

  If more than one person owns the shares, each owner must sign the written request.
  If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.
  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).
  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Trustees or Board of Directors determines that conditions exist making cash payments undesirable. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.
  If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order in proper form. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC and/or redemption fee, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day on which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.
  Dealers that perform account transactions for their clients through the NSCC are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

Special Requirements for Selling Shares

Account Type	Special Requirements
Individual or Joint Tenant	The written instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Sole Proprietorship	The written instructions must be signed by the individual owner of the business.
UGMA, UTMA	The custodian must sign the written instructions indicating capacity as custodian.
Retirement Account	The written instructions must be signed by a properly authorized person (for example, employer, plan administrator, or trustee).
Trust	The trustee must sign the written instructions indicating capacity as trustee. If the trustee's name is not in the account registration, provide a currently certified copy of the trust document.
Business or Organization	At least one person authorized by corporate resolution to act on the account must sign the written instructions.
Conservator, Guardian or Other Fiduciary	The written instructions must be signed by the person properly authorized by court order to act in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

  a redemption request made by a corporation, partnership or fiduciary a redemption request made by someone other than the owner of record the check is made payable to someone other than the owner of record a check redemption request if the address on the account has been changed within the last 30 days

This requirement is to protect you and the Funds from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

Each Fund reserves the right to redeem at NAV all of your Fund shares in your account if the aggregate NAV of those shares is less than $500. The Fund will give you notice and 60 days to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares in that Fund to $500. These redemptions will not be subject to a CDSC. The Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $500 due to market forces.

You may reinvest, without charge, all or part of the amount of Class A shares of a Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within 60 days after the date of your redemption, and the reinvestment must be made into the same fund, account, and class of shares from which it had been redeemed. You may do this only once with Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of a Fund which are redeemed and then reinvested in shares of the same class of the Fund within 60 days after such redemption. IFDI will, with your reinvestment, restore an amount equal to the CDSC attributable to the amount reinvested by adding the CDSC amount to your reinvestment. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once as to Class A shares of a Fund, once as to Class B shares of a Fund and once as to Class C shares of a Fund. The reinvestment must be made into the same fund, account, and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Telephone Transactions

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. WRSCO, the Funds' transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If WRSCO fails to do so, WRSCO may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

If you are investing through certain third-party broker dealers, please contact your plan administrator or other recordkeeper for information about your account.

If you have established an account that is maintained on our shareholder servicing system, we provide a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800.777.6472, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. The Client Services Representative can help you:

  obtain information about your accounts
  obtain price information about other funds in the Ivy Family of Funds obtain a Fund's current prospectus, SAI, annual report or other information about each Fund request duplicate statements
  transact certain account activity, including exchange privileges and redemption of shares

At almost any time of the day or night, you may access your account information from a touch-tone phone through our automated customer telephone service, provided your account is maintained on our shareholder servicing system; otherwise, you should contact the introducing broker.

Internet Service

Our web site, www.ivyfunds.com, is also available. If you do not currently have an account established that is maintained on our shareholder servicing system, you may use the web site to obtain information about the Funds in the Ivy Family of Funds, including accessing a Fund's current prospectus, SAI, annual report or other information. If you have an account set up that is maintained on our shareholder servicing system, you may also use the web site to obtain information about your account, and to transact certain account activity, including exchange privileges and redemption of shares, if you have established Express Transactions for your account.

Reports

Statements and reports sent to you include the following:

  confirmation statements (after every purchase (other than those purchases made through Automatic Investment Service), after every exchange (other than rebalance-related exchange transactions for SPA and MAP products) and after every transfer or redemption)
  quarter-to-date statements (quarterly)
  year-to-date statements (after the end of the fourth calendar quarter)
  annual and semiannual reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of a Fund's most recent prospectus and annual and semiannual reports to shareholders may be mailed to shareholders having the same last name and address in the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client Services if you need additional copies of the documents. You may also visit www.ivyfunds.com to view and/or download these documents, as well as other information about each Fund.

You may now elect to receive your quarterly statements and/or prospectus and shareholder reports electronically. In order to do so, go to the "Access Your Account" feature available via www.ivyfunds.com.

Exchange Privileges

Except as otherwise noted, you may sell (redeem) your shares and buy shares of the same class of another Fund in the Ivy Family of Funds without the payment of an additional sales charge if you exchange Class A shares or without payment of a CDSC when you exchange Class B or Class C shares, or certain Class A shares. For Class B and Class C shares, or Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. However, exchanges of Class A shares from Ivy Money Market Fund are subject to any sales charge applicable to the Fund being exchanged into, unless the Ivy Money Market shares were previously acquired by an exchange from Class A shares of another Ivy fund for which a sales charge was paid (or represent reinvestment of dividends and distributions paid on such shares). You may sell your Class I or Class Y shares of any of the Funds and buy Class I or Class Y shares, respectively, of another Fund or Class A shares of Ivy Money Market Fund.

For clients of Waddell & Reed and Legend, these exchange privileges for Class A, Class B and Class C shares also apply to the corresponding classes of shares of funds within the Waddell & Reed Advisors Family of Funds. Shareholders of Class I shares may exchange their shares for Class Y shares of funds within the Waddell & Reed Advisors Family of Funds. Shareholders of Ivy Class Y shares may not exchange those shares for shares of any class of funds within the Waddell & Reed Advisors Family of Funds.

As of December 1, 2003, Class B and Class C shares of Ivy Money Market Fund are not available for direct investment. Therefore, you may utilize Class A shares of Ivy Money Market Fund for your Funds Plus Service into any other class of a non-money market fund. Please see the SAI for additional information.

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of Funds may only be sold within the United States, the Commonwealth of Puerto Rico and the U. S. Virgin Islands. Note that exchanges out of a Fund may have tax consequences for you. Before exchanging into a Fund, read its prospectus.

Important Exchange Information

  You must exchange into the same share class you currently own (except that you may exchange Class Y and Class I shares of any of the Funds for Class A shares of Ivy Money Market Fund, and in certain situations you may exchange Class A shares of Ivy Money Market Fund for Class B or Class C shares of any of the other Funds).
  Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

How to Exchange

By mail: Send your written exchange request to Ivy Client Services at the address listed under "Selling Shares."

By telephone: Call IFDI at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IFDI employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IFDI may be liable for any losses due to unauthorized or fraudulent telephone instructions.

By internet: You will be allowed to exchange by internet if (1) you have established the internet trading option; and (2) you can provide proper identification information.

If your individual account is not maintained on our shareholder servicing system, please contact your selling dealer, plan administrator or third party recordkeeper to exchange shares of the Funds.

Market Timing Policy

The Funds are intended for long-term investment purposes. The Funds will take steps to seek to deter frequent purchases and redemptions in Fund shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting the Fund's shareholders.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund, such as Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund, invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in small cap companies, such as Ivy Small Cap Growth Fund or Ivy Small Cap Value Fund.

To discourage market timing activities by investors, the Funds' Board of Trustees or Board of Directors has adopted a market timing policy and has approved the procedures of the Funds' transfer agent, WRSCO, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WRSCO typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Fund shares.

As an additional step, WRSCO reviews Fund redemption activity in relation to average assets and purchases within the period. If WRSCO identifies what it believes to be market timing activities in an account held directly on the Funds' records that has not previously exceeded WRSCO's thresholds, WRSCO will suspend exchange privileges by refusing to accept additional purchases in the account for a pre-determined period of time. If an account exceeds WRSCO's thresholds a second time within a twelve (12) month period, exchange privileges will be suspended indefinitely for all accounts owned by that shareholder whose account exceeded the pre-determined thresholds. For trading in omnibus accounts, WRSCO will, if possible, place a trading block at a tax ID number level or, if that cannot be accomplished, will contact the associated intermediary and request that the broker-dealer implement trading restrictions. In exercising any of the foregoing rights, WRSCO will consider the trading history of accounts under common ownership or control within any of the Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a single investor and may be rejected in whole or in part. Transactions placed in violation of a Fund's market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

In addition, IFDI and/or its affiliate, Waddell & Reed, Inc. (collectively, "W&R"), have entered into agreements with third-party financial intermediaries that purchase and hold Fund shares on behalf of shareholders through omnibus accounts. In general, these agreements obligate the financial intermediary: (1) upon request by W&R, to provide information regarding the shareholders for whom the intermediary holds shares and these shareholders' Fund share transactions; and (2) to restrict or prohibit further purchases of Fund shares through the financial intermediary's account by any shareholder identified by W&R as having engaged in Fund share transactions that violate a Fund's market timing policy. W&R's procedures seek to monitor transactions in omnibus accounts so that W&R may make such further inquiries and take such other actions as it deems appropriate or necessary to enforce the Funds' market timing policy with respect to shareholders trading through omnibus accounts held by third-party intermediaries.

A Fund seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Funds, IFDI and WRSCO make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Funds, IFDI or WRSCO may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries (including prohibiting further transactions by such accounts), may require the intermediaries to provide certain information to the Funds regarding shareholders who hold shares through such accounts or may close the omnibus account.

The Funds' ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon systems capabilities, applicable contractual restrictions, and cooperation of those intermediaries. There can be no assurance that the Funds will be able to identify or eliminate all market timing activities, and the Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Fund's and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Funds' market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WRSCO and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Fund's market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder's ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Redemption Fee/Exchange Fee

To further discourage the use of the Funds as a vehicle for excessive short-term trading, each of the international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than 30 days. Each of the non-international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than five days. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

A Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (v) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in SPA, MAP and/or Strategic Asset Management (SAM) advisory services that may periodically rebalance mutual fund holdings at regular intervals or in response to prevailing economic, political and/or financial conditions, as determined by the investment advisor for the advisory service.

4.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

5.	redemptions of shares purchased through the Automatic Investment Service (AIS)

6.	redemptions made through a Systematic Withdrawal Plan

7.	redemptions of shares purchased through the Funds Plus Service

Additionally, a Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of $5,000 or less (that correspondingly would result in an assessment of a fee equal to or less than $100.00).

In addition to these waivers, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of excessive short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Automatic Transactions for Class A, Class B and Class C Shareholders

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Systematic Withdrawal Plan lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account. Please see the SAI for additional information.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service

To move money from your bank account to an existing Fund account
Minimum Amount	Frequency
$25 (per Fund)	Monthly

Funds Plus Service

To move money from Ivy Money Market Fund Class A to a Fund whether in the same or a different class
Minimum Amount	Frequency
$100 (per Fund)	Monthly

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year. Usually, a Fund distributes net investment income at the following times:

Annually in December: Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Mid Cap Growth Fund, Ivy Pacific Opportunities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund

Quarterly in March, June, September and December: Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Dividend Income Fund, Ivy International Balanced Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund

Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

Distribution Options. When you open an account, you may specify on your application how you want to receive your distributions. Each Fund offers two options:

1.

Share Payment Option. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2.

Cash Option. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is at least five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the Fund.

For retirement accounts and accounts participating in MAP or SPA, all distributions are automatically paid in additional shares.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. You may be subject to tax as a result of income generated at the Fund level, to the extent the Fund makes actual or deemed distributions of such income to you. Dividends from the Fund's investment company taxable income (which includes net short-term capital gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains, as described below. Distributions of the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 15% for noncorporate shareholders. As a result of changes made by the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders who satisfy certain holding period requirements with respect to their Fund shares is taxed as long-term capital gain. The portion of the dividends that the Fund pays which is attributable to qualified dividend income received by the Fund will qualify for such treatment.

For noncorporate taxable shareholders, each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year on a Form 1099.

A portion of the dividends paid by a Fund, whether received in cash or paid in additional Fund shares, may be eligible for the dividends received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the Federal alternative minimum tax.

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid).

An exchange of Fund shares for shares of any other fund in the Ivy Family of Funds generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within 90 days after your purchase and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in the Ivy Family of Funds without paying a sales charge due to the 60-day reinvestment privilege or exchange privilege. See "Your Account--Selling Shares." In these cases, any gain on the disposition of the original Class A Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis in the shares you subsequently acquire. In addition, if you purchase shares of a Fund within 30 days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis in the newly purchased shares.

Withholding. Each Fund must withhold 28% of all dividends, exempt interest dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate is also required from taxable dividends and capital gain distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

State and local income taxes. The portion of the dividends a Fund pays that is attributable to interest earned on U.S. government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability in your state and locality of dividends and other distributions by the Funds.

The foregoing is only a summary of some of the important tax considerations generally affecting each Fund and its shareholders; you will find more information in each Fund's SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Financial Highlights

The following information is to help you understand the financial performance of each of the classes of each Fund for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. Except as noted below, this information has been audited by Deloitte & Touche LLP, whose Reports of Independent Registered Public Accounting Firm, along with each Fund's financial statements for the fiscal year ended March 31, 2007, are included in the Funds' Annual Reports to Shareholders which are incorporated by reference into each Statement of Additional Information. The financial highlights of Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund for each of the periods ended July 31, 2003 and prior, and Ivy Balanced Fund and Ivy International Balanced Fund for each of the periods ended September 30, 2003 and prior were audited by other auditors whose reports expressed unqualified opinions on those financial highlights. The annual report contains additional performance information and will be made available upon request and without charge.

No financial highlights are provided for Ivy Managed European/Pacific Fund or Ivy Managed International Opportunities Fund, as these Funds commenced operations on April 2, 2007, which is after the end of the fiscal year.

No financial highlights are provided for Class I shares of the Funds, as this class commenced operations on April 2, 2007, which is after the end of the fiscal year.

IVY ASSET STRATEGY FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income		From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$18.76	$0.25	[a]	$1.81	[a]	$2.06	$(0.02)		$(0.15)	$(0.17)	$20.65
4-1-05 to 3-31-06	14.21	0.05		4.68		4.73	(0.04)		(0.14)	(0.18)	18.76
4-1-04 to 3-31-05	12.86	0.06		1.47		1.53	(0.07)		(0.11)	(0.18)	14.21
4-1-03 to 3-31-04	11.18	0.08		1.71		1.79	(0.11)		(0.00)	(0.11)	12.86
4-1-02 to 3-31-03	11.33	0.16		(0.16)		(0.00)	(0.15)		(0.00)	(0.15)	11.18

Class B
4-1-06 to 3-31-07	$18.50	$0.08		$1.79		$1.87	$(0.00)		$(0.15)	$(0.15)	$20.22
4-1-05 to 3-31-06	14.11	0.01		4.52		4.53	(0.00)	[c]	(0.14)	(0.14)	18.50
4-1-04 to 3-31-05	12.83	(0.03)		1.44		1.41	(0.02)		(0.11)	(0.13)	14.11
4-1-03 to 3-31-04	11.17	(0.03)		1.71		1.68	(0.02)		(0.00)	(0.02)	12.83
4-1-02 to 3-31-03	11.32	0.05		(0.15)		(0.10)	(0.05)		(0.00)	(0.05)	11.17

Class C
4-1-06 to 3-31-07	$18.54	$0.07		$1.81		$1.88	$(0.00)		$(0.15)	$(0.15)	$20.27
4-1-05 to 3-31-06	14.12	0.01		4.56		4.57	(0.01)		(0.14)	(0.15)	18.54
4-1-04 to 3-31-05	12.83	(0.03)		1.45		1.42	(0.02)		(0.11)	(0.13)	14.12
4-1-03 to 3-31-04	11.17	(0.03)		1.73		1.70	(0.04)		(0.00)	(0.04)	12.83
4-1-02 to 3-31-03	11.32	0.05		(0.14)		(0.09)	(0.06)		(0.00)	(0.06)	11.17

Class Y
4-1-06 to 3-31-07	$18.78	$0.26	[a]	$1.80	[a]	$2.06	$(0.02)		$(0.15)	$(0.17)	$20.67
4-1-05 to 3-31-06	14.22	0.05		4.69		4.74	(0.04)		(0.14)	(0.18)	18.78
4-1-04 to 3-31-05	12.87	0.08		1.45		1.53	(0.07)		(0.11)	(0.18)	14.22
4-1-03 to 3-31-04	11.18	0.09		1.71		1.80	(0.11)		(0.00)	(0.11)	12.87
4-1-02 to 3-31-03	11.33	0.11		(0.10)		0.01	(0.16)		(0.00)	(0.16)	11.18

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	11.04%	[b]	$1,118	1.13%	1.28%	123%
4-1-05 to 3-31-06	33.40%	[b]	269	1.28%	0.69%	53%
4-1-04 to 3-31-05	12.02%	[b]	39	1.44%	0.56%	98%
4-1-03 to 3-31-04	16.06%	[b]	17	1.47%	0.53%	254%
4-1-02 to 3-31-03	0.00%	[b]	9	1.40%	1.23%	109%

Class B
4-1-06 to 3-31-07	10.16%		$119	1.98%	0.43%	123%
4-1-05 to 3-31-06	32.22%		37	2.14%	-0.13%	53%
4-1-04 to 3-31-05	11.02%		11	2.30%	-0.30%	98%
4-1-03 to 3-31-04	15.07%		7	2.38%	-0.40%	254%
4-1-02 to 3-31-03	-0.92%		3	2.35%	0.31%	109%

Class C
4-1-06 to 3-31-07	10.19%		$1,153	1.90%	0.52%	123%
4-1-05 to 3-31-06	32.45%		250	2.01%	-0.01%	53%
4-1-04 to 3-31-05	11.11%		55	2.21%	-0.22%	98%
4-1-03 to 3-31-04	15.21%		49	2.27%	-0.26%	254%
4-1-02 to 3-31-03	-0.79%		51	2.20%	0.46%	109%

Class Y
4-1-06 to 3-31-07	11.04%		$203	1.15%	1.30%	123%
4-1-05 to 3-31-06	33.46%		29	1.22%	0.81%	53%
4-1-04 to 3-31-05	12.05%		4	1.35%	0.66%	98%
4-1-03 to 3-31-04	16.19%		2	1.39%	0.67%	254%
4-1-02 to 3-31-03	0.08%		1	1.32%	1.34%	109%

(a)Based on average weekly shares outstanding.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)Not shown due to rounding.

IVY BALANCED FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations			Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	From Net Investment Income		From Realized Gains	Total Distributions		Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$15.22	$0.16	$0.98	$1.14	$(0.18)		$(0.00)	$(0.18)		$16.18
4-1-05 to 3-31-06	14.00	0.15	1.21	1.36	(0.14)		(0.00)	(0.14)		15.22
4-1-04 to 3-31-05	13.35	0.14	0.65	0.79	(0.14)		(0.00)	(0.14)		14.00
10-1-03 to 3-31-04	12.18	0.05	1.16	1.21	(0.04)		(0.00)	(0.04)		13.35
10-1-02 to 9-30-03	10.54	0.16	1.64	1.80	(0.16)		(0.00)	(0.16)		12.18
10-1-01 to 9-30-02	11.45	0.23	(0.89)	(0.66)	(0.25)		(0.00)	(0.25)		10.54

Class B
4-1-06 to 3-31-07	$15.18	$0.01	$0.98	$0.99	$(0.03)		$(0.00)	$(0.03)		$16.14
4-1-05 to 3-31-06	13.98	0.00	1.21	1.21	(0.01)		(0.00)	(0.01)		15.18
4-1-04 to 3-31-05	13.33	0.01	0.64	0.65	(0.00)	[f]	(0.00)	(0.00)	[f]	13.98
12-8-03* to 3-31-04	12.96	0.01	0.39	0.40	(0.03)		(0.00)	(0.03)		13.33

Class C
4-1-06 to 3-31-07	$15.20	$0.04	$0.97	$1.01	$(0.06)		$(0.00)	$(0.06)		$16.15
4-1-05 to 3-31-06	13.98	0.03	1.20	1.23	(0.01)		(0.00)	(0.01)		15.20
4-1-04 to 3-31-05	13.34	0.03	0.63	0.66	(0.02)		(0.00)	(0.02)		13.98
12-8-03* to 3-31-04	12.96	0.02	0.39	0.41	(0.03)		(0.00)	(0.03)		13.34

Class Y
4-1-06 to 3-31-07	$15.22	$0.18	$0.98	$1.16	$(0.20)		$(0.00)	$(0.20)		$16.18
4-1-05 to 3-31-06	14.00	0.17	1.21	1.38	(0.16)		(0.00)	(0.16)		15.22
4-1-04 to 3-31-05	13.35	0.17	0.65	0.82	(0.17)		(0.00)	(0.17)		14.00
12-8-03* to 3-31-04	12.96	0.04	0.40	0.44	(0.05)		(0.00)	(0.05)		13.35

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Voluntary Expense Waiver		Ratio of Expenses to Average Net Assets excluding Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Voluntary Expense Waiver		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	7.53%	[a]	$59	1.39%		1.39%	[b]	1.03%		1.03%	[b]	23%
4-1-05 to 3-31-06	9.71%	[a]	57	1.42%		1.42%	[b]	1.00%		1.00%	[b]	49%
4-1-04 to 3-31-05	5.90%	[a]	54	1.53%		1.53%	[b]	1.02%		1.02%	[b]	37%
10-1-03 to 3-31-04	10.06%	[a]	52	1.52%	[c,d]	1.57%	[c,d]	0.86%	[c,d]	0.81%	[c,d]	29%
10-1-02 to 9-30-03	17.17%	[a,e]	38	1.29%		1.62%		1.41%		1.08%		110%
10-1-01 to 9-30-02	-5.91%	[a]	37	1.22%		1.52%		1.84%		1.54%		129%

Class B
4-1-06 to 3-31-07	6.49%		$2.51	2.39%		N/A		0.03%		N/A		23%
4-1-05 to 3-31-06	8.62%		2.00	2.41%		N/A		0.01%		N/A		49%
4-1-04 to 3-31-05	4.90%		1.50	2.52%		N/A		0.06%		N/A		37%
12-8-03* to 3-31-04	3.05%		0.34	2.76%	[c]	N/A		-0.42%	[c]	N/A		29%	[g]

Class C
4-1-06 to 3-31-07	6.67%		$3.02	2.16%		N/A		0.27%		N/A		23%
4-1-05 to 3-31-06	8.80%		2.00	2.25%		N/A		0.21%		N/A		49%
4-1-04 to 3-31-05	4.98%		0.90	2.38%		N/A		0.19%		N/A		37%
12-8-03* to 3-31-04	3.13%		0.30	2.43%	[c]	N/A		-0.12%	[c]	N/A		29%	[g]

Class Y
4-1-06 to 3-31-07	7.67%		$28	1.26%		N/A		1.16%		N/A		23%
4-1-05 to 3-31-06	9.89%		38	1.26%		N/A		1.15%		N/A		49%
4-1-04 to 3-31-05	6.16%		44	1.30%		N/A		1.25%		N/A		37%
12-8-03* to 3-31-04	3.43%		53	1.36%	[c]	N/A		0.97%	[c]	N/A		29%	[g]

*Commencement of operations of the class.
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)There was no waiver of expenses during the period.
(c)Annualized.
(d)In connection with the reorganization plan effected Decemer 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.

(e)Advantus Capital reimbursed the Fund for losses related to certain investment trades. With reimbursed losses, the total return for Class A, for the year ended September 30, 2003, would have been 17.26%.

(f)Not shown due to rounding.
(g)For the six months ended March 31, 2004.

IVY CAPITAL APPRECIATION FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$9.16	$0.00	[b]	$0.93	[b]	$0.93	$(0.00)	$(0.00)	$(0.00)	$10.09
4-1-05 to 3-31-06	7.99	(0.03)	[b]	1.20	[b]	1.17	(0.00)	(0.00)	(0.00)	9.16
4-1-04 to 3-31-05	7.52	(0.02)		0.49		0.47	(0.00)	(0.00)	(0.00)	7.99
4-1-03 to 3-31-04	5.73	(0.06)		1.85		1.79	(0.00)	(0.00)	(0.00)	7.52
4-1-02 to 3-31-03	6.43	(0.03)		(0.67)		(0.70)	(0.00)	(0.00)	(0.00)	5.73

Class B
4-1-06 to 3-31-07	$8.65	$(0.09)	[b]	$0.87	[b]	$0.78	$(0.00)	$(0.00)	$(0.00)	$9.43
4-1-05 to 3-31-06	7.62	(0.11)	[b]	1.14	[b]	1.03	(0.00)	(0.00)	(0.00)	8.65
4-1-04 to 3-31-05	7.26	(0.01)		0.37		0.36	(0.00)	(0.00)	(0.00)	7.62
4-1-03 to 3-31-04	5.58	(0.09)		1.77		1.68	(0.00)	(0.00)	(0.00)	7.26
4-1-02 to 3-31-03	6.31	(0.11)		(0.62)		(0.73)	(0.00)	(0.00)	(0.00)	5.58

Class C
4-1-06 to 3-31-07	$8.64	$(0.07)	[b]	$0.88	[b]	$0.81	$(0.00)	$(0.00)	$(0.00)	$9.45
4-1-05 to 3-31-06	7.60	(0.09)	[b]	1.13	[b]	1.04	(0.00)	(0.00)	(0.00)	8.64
4-1-04 to 3-31-05	7.24	0.03		0.33		0.36	(0.00)	(0.00)	(0.00)	7.60
4-1-03 to 3-31-04	5.57	(0.11)		1.78		1.67	(0.00)	(0.00)	(0.00)	7.24
4-1-02 to 3-31-03	6.32	(0.12)		(0.63)		(0.75)	(0.00)	(0.00)	(0.00)	5.57

Class Y
4-1-06 to 3-31-07	$9.16	$0.01	[b]	$0.93	[b]	$0.94	$(0.00)	$(0.00)	$(0.00)	$10.10
4-1-05 to 3-31-06	7.99	(0.02)	[b]	1.19	[b]	1.17	(0.00)	(0.00)	(0.00)	9.16
9-15-04* to 3-31-05	7.33	0.03		0.63		0.66	(0.00)	(0.00)	(0.00)	7.99

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Voluntary Expense Waiver		Ratio of Expenses to Average Net Assets excluding Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Voluntary Expense Waiver		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	10.15%	[c]	$58	1.35%		1.40%		0.05%		0.00%	[d]	95%
4-1-05 to 3-31-06	14.64%	[c]	36	1.30%		1.55%		-0.29%		-0.54%		60%
4-1-04 to 3-31-05	6.25%	[c]	11	1.19%		1.84%		0.03%		-0.62%		62%
4-1-03 to 3-31-04	31.24%	[c]	6	1.47%		2.12%		-1.05%		-1.70%		115%
4-1-02 to 3-31-03	-10.89%	[c]	4	1.50%		2.15%		-0.67%		-1.32%		145%

Class B
4-1-06 to 3-31-07	9.02%		$3.65	2.47%		2.51%		-1.07%		-1.11%		95%
4-1-05 to 3-31-06	13.52%		2.17	2.31%		2.56%		-1.30%		-1.55%		60%
4-1-04 to 3-31-05	4.96%		1.07	2.03%		2.68%		-0.81%		-1.46%		62%
4-1-03 to 3-31-04	30.11%		0.54	2.28%		2.93%		-1.87%		-2.52%		115%
4-1-02 to 3-31-03	-11.57%		0.25	2.47%		3.12%		-1.63%		-2.28%		145%

Class C
4-1-06 to 3-31-07	9.38%		$11	2.14%		2.18%		-0.75%		-0.79%		95%
4-1-05 to 3-31-06	13.68%		7	2.07%		2.32%		-1.05%		-1.30%		60%
4-1-04 to 3-31-05	4.97%		2	2.15%		2.80%		-0.96%		-1.61%		62%
4-1-03 to 3-31-04	29.98%		1	2.46%		3.11%		-2.05%		-2.70%		115%
4-1-02 to 3-31-03	-11.87%		1	2.64%		3.29%		-1.81%		-2.46%		145%

Class Y
4-1-06 to 3-31-07	10.37%		$10.05	1.27%		1.31%		0.16%		0.12%		95%
4-1-05 to 3-31-06	14.64%		0.80	1.20%		1.45%		-0.23%		-0.48%		60%
9-15-04* to 3-31-05	9.00%		0.11	1.11%	[e]	1.76%	[e]	0.47%	[e]	-0.18%	[e]	62%	f

*Commencement of operations of the class.
(a)Capital Appreciation Fund (formerly Tax-Managed Equity Fund) changed its name effective March 31, 2005.
(b)Based on average weekly shares outstanding.
(c)Total return calculated without taking into account the sales load deducted on an initial purchase.
(d)Not shown due to rounding.
(e)Annualized.
(f)For the fiscal year ended March 31, 2005.

IVY CORE EQUITY FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$10.24	$(0.00)		$0.88		$0.88	$(0.00)	$(1.09)	$(1.09)	$10.03
4-1-05 to 3-31-06	9.03	(0.00)		1.21		1.21	(0.00)	(0.00)	(0.00)	10.24
4-1-04 to 3-31-05	8.08	0.02		0.93		0.95	(0.00)	(0.00)	(0.00)	9.03
4-1-03 to 3-31-04	6.63	0.01		1.44		1.45	(0.00)	(0.00)	(0.00)	8.08
4-1-02 to 3-31-03	8.89	(0.08)		(2.18)		(2.26)	(0.00)	(0.00)	(0.00)	6.63

Class B
4-1-06 to 3-31-07	$9.70	$(0.07)		$0.80		$0.73	$(0.00)	$(1.09)	$(1.09)	$9.34
4-1-05 to 3-31-06	8.63	(0.10)		1.17		1.07	(0.00)	(0.00)	(0.00)	9.70
4-1-04 to 3-31-05	7.78	(0.07)		0.92		0.85	(0.00)	(0.00)	(0.00)	8.63
4-1-03 to 3-31-04	6.45	(0.05)		1.38		1.33	(0.00)	(0.00)	(0.00)	7.78
4-1-02 to 3-31-03	8.74	(0.06)		(2.23)		(2.29)	(0.00)	(0.00)	(0.00)	6.45

Class C
4-1-06 to 3-31-07	$9.77	$(0.06)		$0.82		$0.76	$(0.00)	$(1.09)	$(1.09)	$9.44
4-1-05 to 3-31-06	8.68	(0.09)		1.18		1.09	(0.00)	(0.00)	(0.00)	9.77
4-1-04 to 3-31-05	7.82	(0.06)		0.92		0.86	(0.00)	(0.00)	(0.00)	8.68
4-1-03 to 3-31-04	6.48	(0.04)		1.38		1.34	(0.00)	(0.00)	(0.00)	7.82
4-1-02 to 3-31-03	8.76	(0.04)		(2.24)		(2.28)	(0.00)	(0.00)	(0.00)	6.48

Class Y
4-1-06 to 3-31-07	$10.65	$0.04	[b]	$0.89	[b]	$0.93	$(0.00)	$(1.09)	$(1.09)	$10.49
4-1-05 to 3-31-06	9.38	0.09		1.18		1.27	(0.00)	(0.00)	(0.00)	10.65
4-1-04 to 3-31-05	8.37	0.25		0.76		1.01	(0.00)	(0.00)	(0.00)	9.38
4-1-03 to 3-31-04	6.86	0.05		1.46		1.51	(0.00)	(0.00)	(0.00)	8.37
4-1-02 to 3-31-03	9.19	0.04		(2.37)		(2.33)	(0.00)	(0.00)	(0.00)	6.86

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	8.54%	[a]	$83	1.37%	0.21%	114%
4-1-05 to 3-31-06	13.40%	[a]	74	1.42%	-0.03%	79%
4-1-04 to 3-31-05	11.76%	[a]	65	1.50%	0.07%	42%
4-1-03 to 3-31-04	21.87%	[a]	75	1.46%	0.24%	59%
4-1-02 to 3-31-03	-25.42%	[a]	13	1.31%	0.28%	39%

Class B
4-1-06 to 3-31-07	7.45%		$11	2.29%	-0.71%	114%
4-1-05 to 3-31-06	12.40%		11	2.32%	-0.94%	79%
4-1-04 to 3-31-05	10.93%		12	2.36%	-0.77%	42%
4-1-03 to 3-31-04	20.62%		12	2.42%	-0.66%	59%
4-1-02 to 3-31-03	-26.20%		5	2.36%	-0.76%	39%

Class C
4-1-06 to 3-31-07	7.71%		$159	2.13%	-0.55%	114%
4-1-05 to 3-31-06	12.56%		173	2.17%	-0.79%	79%
4-1-04 to 3-31-05	11.00%		183	2.22%	-0.63%	42%
4-1-03 to 3-31-04	20.68%		200	2.27%	-0.45%	59%
4-1-02 to 3-31-03	-26.03%		200	2.18%	-0.58%	39%

Class Y
4-1-06 to 3-31-07	8.69%		$3	1.21%	0.35%	114%
4-1-05 to 3-31-06	13.54%		2	1.22%	0.16%	79%
4-1-04 to 3-31-05	12.07%		2	1.24%	0.34%	42%
4-1-03 to 3-31-04	22.01%		2	1.26%	0.61%	59%
4-1-02 to 3-31-03	-25.35%		2	1.20%	0.40%	39%

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Based on average weekly shares outstanding.

IVY CUNDILL GLOBAL VALUE FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$15.52	$0.13		$1.49		$1.62	$(0.11)	$(0.75)	$(0.86)	$16.28
4-1-05 to 3-31-06	13.79	0.17		2.21		2.38	(0.16)	(0.49)	(0.65)	15.52
4-1-04 to 3-31-05	12.57	0.04		1.25		1.29	(0.07)	(0.00)	(0.07)	13.79
1-1-04 to 3-31-04	11.41	0.01		1.15		1.16	(0.00)	(0.00)	(0.00)	12.57
1-1-03 to 12-31-03	8.39	0.01		3.05		3.06	(0.04)	(0.00)	(0.04)	11.41
1-1-02 to 12-31-02	9.64	(0.00)	d	(1.17)	d	(1.17)	(0.00)	(0.08)	(0.08)	8.39

Class B
4-1-06 to 3-31-07	$15.23	$(0.01)		$1.46		$1.45	$(0.00)	$(0.75)	$(0.75)	$15.93
4-1-05 to 3-31-06	13.54	0.06		2.14		2.20	(0.02)	(0.49)	(0.51)	15.23
4-1-04 to 3-31-05	12.38	(0.01)		1.17		1.16	(0.00)	(0.00)	(0.00)	13.54
1-1-04 to 3-31-04	11.26	(0.02)		1.14		1.12	(0.00)	(0.00)	(0.00)	12.38
1-1-03 to 12-31-03	8.32	(0.06)		3.00		2.94	(0.00)	(0.00)	(0.00)	11.26
1-1-02 to 12-31-02	9.61	(0.05)	[d]	(1.16)	[d]	(1.21)	(0.00)	(0.08)	(0.08)	8.32

Class C
4-1-06 to 3-31-07	$15.16	$0.03		$1.46		$1.49	$(0.02)	$(0.75)	$(0.77)	$15.88
4-1-05 to 3-31-06	13.48	0.08		2.14		2.22	(0.05)	(0.49)	(0.54)	15.16
4-1-04 to 3-31-05	12.30	(0.02)		1.20		1.18	(0.00)	(0.00)	(0.00)	13.48
1-1-04 to 3-31-04	11.19	(0.01)		1.12		1.11	(0.00)	(0.00)	(0.00)	12.30
1-1-03 to 12-31-03	8.26	(0.03)		2.96		2.93	(0.00)	(0.00)	(0.00)	11.19
1-1-02 to 12-31-02	9.57	(0.07)	[d]	(1.16)	[d]	(1.23)	(0.00)	(0.08)	(0.08)	8.26

Class Y
4-1-06 to 3-31-07	$15.56	$0.19		$1.49		$1.68	(0.16)	(0.75)	(0.91)	$16.33
4-1-05 to 3-31-06	13.82	0.19		2.26		2.45	(0.22)	(0.49)	(0.71)	15.56
4-1-04 to 3-31-05	12.58	0.07		1.29		1.36	(0.12)	(0.00)	(0.12)	13.82
1-1-04 to 3-31-04	11.40	(0.01)		1.19		1.18	(0.00)	(0.00)	(0.00)	12.58
7-24-03* to 12-31-03	9.84	0.02		1.58		1.60	(0.04)	(0.00)	(0.04)	11.40

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement		Ratio of Expenses to Average Net Assets without Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets without Reimbursement		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	10.71%	[a]	$688	1.55%		1.55%	[b]	0.81%		0.81%	[b]	42%
4-1-05 to 3-31-06	17.49%	[a]	625	1.62%		1.62%	[b]	1.09%		1.09%	[b]	4%
4-1-04 to 3-31-05	10.29%	[a]	321	1.74%		1.74%	[b]	0.08%		0.08%	[b]	5%
1-1-04 to 3-31-04	10.17%	[a]	59	1.70%	[c]	1.84%	[c]	-0.09%	[c]	-0.23%	[c]	1%
1-1-03 to 12-31-03	36.43%	[a]	30	2.05%		2.21%		0.18%		0.02%		24%
1-1-02 to 12-31-02	-12.17%	[a]	1	2.28%		4.97%		0.02%		-2.67%		122%

Class B
4-1-06 to 3-31-07	9.82%		$59	2.44%		2.44%	[b]	-0.07%		-0.07%	[b]	42%
4-1-05 to 3-31-06	16.43%		57	2.51%		2.51%	[b]	0.21%		0.21%	[b]	4%
4-1-04 to 3-31-05	9.37%		37	2.62%		2.62%	[b]	-0.86%		-0.86%	[b]	5%
1-1-04 to 3-31-04	9.95%		12	2.52%	[c]	2.67%	[c]	-1.31%	[c]	-1.46%	[c]	1%
1-1-03 to 12-31-03	35.34%		7	3.20%		3.36%		-1.13%		-1.29%		24%
1-1-02 to 12-31-02	-12.62%		2	2.84%		5.53%		-0.54%		-3.23%		122%

Class C
4-1-06 to 3-31-07	10.03%		$233.05	2.21%		2.21%	[b]	0.15%		0.15%	[b]	42%
4-1-05 to 3-31-06	16.70%		211.24	2.28%		2.28%	[b]	0.43%		0.43%	[b]	4%
4-1-04 to 3-31-05	9.59%		96.38	2.42%		2.42%	[b]	-0.62%		-0.62%	[b]	5%
1-1-04 to 3-31-04	9.92%		23.84	2.35%	[c]	2.50%	[c]	-1.09%	[c]	-1.23%	[c]	1%
1-1-03 to 12-31-03	35.47%		11.24	2.93%		3.10%		-0.83%		-1.00%		24%
1-1-02 to 12-31-02	-12.88%		0.45	3.10%		5.79%		-0.80%		-3.49%		122%

Class Y
4-1-06 to 3-31-07	11.14%		$15	1.20%		1.42%		1.18%		0.96%		42%
4-1-05 to 3-31-06	17.99%		17	1.19%		1.46%		1.46%		1.19%		4%
4-1-04 to 3-31-05	10.90%		10	1.20%		1.56%		0.52%		0.16%		5%
1-1-04 to 3-31-04	10.35%		2	1.20%	[c]	1.80%	[c]	-0.32%	[c]	-0.92%	[c]	1%
7-24-03* to 12-31-03	16.28%		1	1.76%	[c]	2.09%	[c]	0.55%	[c]	0.22%	[c]	24%	[e]

*Commencement of operations of the class.
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)There was no waiver of expenses during the period.
(c)Annualized.
(d)Based on average shares outstanding.
(e)For the 12 months ended December 31, 2003.

IVY DIVIDEND INCOME FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$14.41	$0.17	[a]	$1.49	[a]	$1.66	$(0.18)	$(0.19)	$(0.37)	$15.70
4-1-05 to 3-31-06	12.13	0.12	[a]	2.30	[a]	2.42	(0.11)	(0.03)	(0.14)	14.41
4-1-04 to 3-31-05	11.07	0.09		1.10		1.19	(0.09)	(0.04)	(0.13)	12.13
1-1-04 to 3-31-04	11.03	0.01		0.04		0.05	(0.01)	(0.00)	(0.01)	11.07
6-30-03* to 12-31-03	10.00	0.04		1.03		1.07	(0.04)	(0.00)	(0.04)	11.03

Class B
4-1-06 to 3-31-07	$14.34	$0.05		$1.47		$1.52	$(0.04)	$(0.19)	$(0.23)	$15.63
4-1-05 to 3-31-06	12.09	0.01		2.28		2.29	(0.01)	(0.03)	(0.04)	14.34
4-1-04 to 3-31-05	11.05	0.02		1.06		1.08	(0.00)	(0.04)	(0.04)	12.09
1-1-04 to 3-31-04	11.03	(0.02)		0.04		0.02	(0.00)	(0.00)	(0.00)	11.05
6-30-03* to 12-31-03	10.00	0.01		1.03		1.04	(0.01)	(0.00)	(0.01)	11.03

Class C
4-1-06 to 3-31-07	$14.34	$0.07		$1.47		$1.54	$(0.06)	$(0.19)	$(0.25)	15.63
4-1-05 to 3-31-06	12.09	0.01		2.28		2.29	(0.01)	(0.03)	(0.04)	14.34
4-1-04 to 3-31-05	11.05	0.01		1.07		1.08	(0.00)	(0.04)	(0.04)	12.09
1-1-04 to 3-31-04	11.03	(0.02)		0.04		0.02	(0.00)	(0.00)	(0.00)	11.05
6-30-03* to 12-31-03	10.00	0.01		1.03		1.04	(0.01)	(0.00)	(0.01)	11.03

Class Y
4-1-06 to 3-31-07	$14.41	$0.12	[a]	$1.55	[a]	$1.67	$(0.19)	$(0.19)	$(0.38)	$15.70
4-1-05 to 3-31-06	12.13	0.15	[a]	2.29	[a]	2.44	(0.13)	(0.03)	(0.16)	14.41
4-1-04 to 3-31-05	11.07	0.11		1.10		1.21	(0.11)	(0.04)	(0.15)	12.13
1-1-04 to 3-31-04	11.03	0.01		0.04		0.05	(0.01)	(0.00)	(0.01)	11.07
6-30-03* to 12-31-03	10.00	0.05		1.03		1.08	(0.05)	(0.00)	(0.05)	11.03

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Voluntary Expense Waiver		Ratio of Expenses to Average Net Assets excluding Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Voluntary Expense Waiver		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	11.57%	[b]	$107	1.38%		1.38%	[c]	1.16%		1.16%	[c]	24%
4-1-05 to 3-31-06	19.99%	[b]	61	1.45%		1.45%	[c]	0.92%		0.92%	[c]	15%
4-1-04 to 3-31-05	10.78%	[b]	32	1.59%		1.59%	[c]	0.94%		0.94%	[c]	32%
1-1-04 to 3-31-04	0.41%	[b]	17	2.00%	[d]	2.40%	[d]	0.20%	[d]	-0.20%	[d]	12%
6-30-03* to 12-31-03	10.70%	[b]	16	1.11%	[d]	1.81%	[d]	1.34%	[d]	0.64%	[d]	16%

Class B
4-1-06 to 3-31-07	10.63%		$10	2.30%		2.30%	[c]	0.29%		0.29%	[c]	24%
4-1-05 to 3-31-06	18.94%		7	2.32%		2.32%	[c]	0.03%		0.03%	[c]	15%
4-1-04 to 3-31-05	9.76%		6	2.44%		2.44%	[c]	0.11%		0.11%	[c]	32%
1-1-04 to 3-31-04	0.18%		2	2.99%	[d]	3.39%	[d]	-0.81%	[d]	-1.21%	[d]	12%
6-30-03* to 12-31-03	10.36%		2	2.03%	[d]	2.73%	[d]	0.36%	[d]	-0.34%	[d]	16%

Class C
4-1-06 to 3-31-07	10.74%		$19	2.17%		2.17%	[c]	0.42%		0.42%	[c]	24%
4-1-05 to 3-31-06	18.95%		14	2.27%		2.27%	[c]	0.08%		0.08%	[c]	15%
4-1-04 to 3-31-05	9.76%		10	2.42%		2.42%	[c]	0.10%		0.10%	[c]	32%
1-1-04 to 3-31-04	0.18%		6	2.88%	[d]	3.28%	[d]	-0.68%	[d]	-1.08%	[d]	12%
6-30-03* to 12-31-03	10.38%		5	1.98%	[d]	2.68%	[d]	0.45%	[d]	-0.25%	[d]	16%

Class Y
4-1-06 to 3-31-07	11.65%		$3	1.29%		1.29%	[c]	0.92%		0.92%	[c]	24%
4-1-05 to 3-31-06	20.14%		1	1.34%		1.34%	[c]	1.03%		1.03%	[c]	15%
4-1-04 to 3-31-05	10.94%		1	1.44%		1.44%	[c]	1.09%		1.09%	[c]	32%
1-1-04 to 3-31-04	0.42%		1	1.91%	[d]	2.31%	[d]	0.28%	[d]	-0.12%	[d]	12%
6-30-03* to 12-31-03	10.78%		1	1.25%	[d]	1.95%	[d]	1.08%	[d]	0.38%	[d]	16%

*Commencement of operations of the class.
(a)Based on average weekly shares outstanding.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)There was no waiver of expenses during the period.
(d)Annualized.

IVY ENERGY FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations			Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-3-06* to 3-31-07	$10.00	$(0.09)	$0.44	$0.35	$(0.00)	$(0.00)	$(0.00)	$10.35

Class B
4-3-06* to 3-31-07	$10.00	$(0.13)	$0.42	$0.29	$(0.00)	$(0.00)	$(0.00)	$10.29

Class C
4-3-06* to 3-31-07	$10.00	$(0.14)	$0.44	$0.30	$(0.00)	$(0.00)	$(0.00)	$10.30

Class Y
4-3-06* to 3-31-07	$10.00	$(0.08)	$0.46	$0.38	$(0.00)	$(0.00)	$(0.00)	$10.38

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Voluntary Expense Waiver		Ratio of Expenses to Average Net Assets excluding Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Voluntary Expense Waiver		Portfolio Turnover Rate

Class A
4-3-06* to 3-31-07	3.50%	[a]	$5	2.74%	[b]	3.58%	[b]	-1.30%	[b]	-2.14%	[b]	11%

Class B
4-3-06* to 3-31-07	2.90%		$1	3.13%	[b]	3.97%	[b]	-1.64%	[b]	-2.48%	[b]	11%

Class C
4-3-06* to 3-31-07	3.00%		$1	3.17%	[b]	4.01%	[b]	-1.72%	[b]	-2.56%	[b]	11%
Class Y
4-3-06* to 3-31-07	3.80%		$1	2.32%	[b]	3.16%	[b]	-0.82%	[b]	-1.66%	[b]	11%

*Commencement of operations of the class.
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Annualized.

IVY EUROPEAN OPPORTUNITIES FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$33.58	$0.31		$7.11		$7.42	$(0.42)	$(0.00)	$(0.42)	$40.58
4-1-05 to 3-31-06	28.31	0.10		5.37		5.47	(0.20)	(0.00)	(0.20)	33.58
4-1-04 to 3-31-05	22.30	(0.03)		6.05		6.02	(0.01)	(0.00)	(0.01)	28.31
1-1-04 to 3-31-04	19.89	(0.03)		2.44		2.41	(0.00)	(0.00)	(0.00)	22.30
1-1-03 to 12-31-03	13.20	0.02		6.71		6.73	(0.04)	(0.00)	(0.04)	19.89
1-1-02 to 12-31-02	13.65	0.01	[c]	(0.46)	[c,d]	(0.45)	(0.00)	(0.00)	(0.00)	13.20

Class B
4-1-06 to 3-31-07	$32.40	$0.09		$6.78		$6.87	$(0.13)	$(0.00)	$(0.13)	$39.14
4-1-05 to 3-31-06	27.32	(0.11)		5.19		5.08	(0.00)	(0.00)	(0.00)	32.40
4-1-04 to 3-31-05	21.66	(0.17)		5.83		5.66	(0.00)	(0.00)	(0.00)	27.32
1-1-04 to 3-31-04	19.36	(0.09)		2.39		2.30	(0.00)	(0.00)	(0.00)	21.66
1-1-03 to 12-31-03	12.93	(0.07)		6.50		6.43	(0.00)	(0.00)	(0.00)	19.36
1-1-02 to 12-31-02	13.54	(0.10)	[c]	(0.51)	[c]	(0.61)	(0.00)	(0.00)	(0.00)	12.93

Class C
4-1-06 to 3-31-07	$32.52	$0.12		$6.81		$6.93	$(0.17)	$(0.00)	$(0.17)	$39.28
4-1-05 to 3-31-06	27.42	(0.09)		5.19		5.10	(0.00)	(0.00)	(0.00)	32.52
4-1-04 to 3-31-05	21.74	(0.14)		5.82		5.68	(0.00)	(0.00)	(0.00)	27.42
1-1-04 to 3-31-04	19.43	(0.08)		2.39		2.31	(0.00)	(0.00)	(0.00)	21.74
1-1-03 to 12-31-03	12.98	(0.07)		6.52		6.45	(0.00)	(0.00)	(0.00)	19.43
1-1-02 to 12-31-02	13.59	(0.10)	[c]	(0.51)	[c]	(0.61)	(0.00)	(0.00)	(0.00)	12.98

Class Y
4-1-06 to 3-31-07	$33.60	$0.44		$7.05		$7.49	$(0.48)	$(0.00)	$(0.48)	$40.61
4-1-05 to 3-31-06	28.33	0.18		5.34		5.52	(0.25)	(0.00)	(0.25)	33.60
4-1-04 to 3-31-05	22.30	0.09		6.00		6.09	(0.06)	(0.00)	(0.06)	28.33
1-1-04 to 3-31-04	19.89	(0.02)		2.43		2.41	(0.00)	(0.00)	(0.00)	22.30
7-24-03* to 12-31-03	14.88	(0.04)		5.12		5.08	(0.07)	(0.00)	(0.07)	19.89

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	22.17%	[a]	$389	1.64%		0.91%		42%
4-1-05 to 3-31-06	19.41%	[a]	235	1.72%		0.35%		62%
4-1-04 to 3-31-05	27.02%	[a]	170	1.79%		-0.07%		63%
1-1-04 to 3-31-04	12.12%	[a]	79	1.72%	[b]	-0.61%	[b]	31%
1-1-03 to 12-31-03	51.02%	[a]	38	2.26%		0.18%		123%
1-1-02 to 12-31-02	-3.30%	[a,d]	20	2.15%		0.06%		69%

Class B
4-1-06 to 3-31-07	21.24%		$52	2.40%		0.27%		42%
4-1-05 to 3-31-06	18.59%		44	2.45%		-0.30%		62%
4-1-04 to 3-31-05	26.13%		40	2.53%		-0.73%		63%
1-1-04 to 3-31-04	11.88%		32	2.58%	[b]	-1.57%	[b]	31%
1-1-03 to 12-31-03	49.73%		29	3.00%		-0.47%		123%
1-1-02 to 12-31-02	-4.51%		25	2.92%		-0.70%		69%

Class C
4-1-06 to 3-31-07	21.33%		$65	2.32%		0.32%		42%
4-1-05 to 3-31-06	18.60%		51	2.42%		-0.29%		62%
4-1-04 to 3-31-05	26.13%		45	2.51%		-0.79%		63%
1-1-04 to 3-31-04	11.89%		27	2.56%	[b]	-1.54%	[b]	31%
1-1-03 to 12-31-03	49.69%		23	2.98%		-0.43%		123%
1-1-02 to 12-31-02	-4.49%		19	2.92%		-0.70%		69%

Class Y
4-1-06 to 3-31-07	22.38%		$7	1.44%		1.14%		42%
4-1-05 to 3-31-06	19.60%		4	1.55%		0.60%		62%
4-1-04 to 3-31-05	27.32%		4	1.61%		0.53%		63%
1-1-04 to 3-31-04	12.12%		4	1.75%	[b]	-0.71%	[b]	31%
7-24-03* to 12-31-03	34.14%		3	1.51%	[b]	-0.58%	[b]	123%	[e]

*Commencement of operations of the class.
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Annualized.
(c)Based on average shares outstanding.
(d)Includes redemption fees added to capital.
(e)For the 12 months ended December 31, 2003.

IVY GLOBAL NATURAL RESOURCES FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income		From Realized Gains	Total Distributions		Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$30.13	$0.17		$4.40		$4.57	$(0.16)		$(2.87)	$(3.03)		$31.67
4-1-05 to 3-31-06	22.65	0.12		8.88		9.00	(0.00)		(1.52)	(1.52)		30.13
4-1-04 to 3-31-05	17.63	(0.04)		5.06		5.02	(0.00)	[c]	(0.00)	(0.00)	[c]	22.65
1-1-04 to 3-31-04	16.69	0.03		0.91		0.94	(0.00)		(0.00)	(0.00)		17.63
1-1-03 to 12-31-03	11.50	0.10		5.14		5.24	(0.05)		(0.00)	(0.05)		16.69
1-1-02 to 12-31-02	11.05	(0.11)	[e]	0.63	[e,f]	0.52	(0.00)		(0.07)	(0.07)		11.50

Class B
4-1-06 to 3-31-07	$28.57	$(0.05)		$4.13		$4.08	$(0.00)		$(2.87)	$(2.87)		$29.78
4-1-05 to 3-31-06	21.72	0.03		8.34		8.37	(0.00)		(1.52)	(1.52)		28.57
4-1-04 to 3-31-05	17.04	(0.04)		4.72		4.68	(0.00)		(0.00)	(0.00)		21.72
1-1-04 to 3-31-04	16.16	(0.01)		0.89		0.88	(0.00)		(0.00)	(0.00)		17.04
1-1-03 to 12-31-03	11.19	(0.06)		5.03		4.97	(0.00)		(0.00)	(0.00)		16.16
1-1-02 to 12-31-02	10.81	(0.19)	[e]	0.57	[e]	0.38	(0.00)		(0.00)	(0.00)		11.19

Class C
4-1-06 to 3-31-07	$28.04	$(0.03)		$4.05		$4.02	$(0.00)		$(2.87)	$(2.87)		$29.19
4-1-05 to 3-31-06	21.32	0.02		8.22		8.24	(0.00)		(1.52)	(1.52)		28.04
4-1-04 to 3-31-05	16.72	(0.09)		4.69		4.60	(0.00)		(0.00)	(0.00)		21.32
1-1-04 to 3-31-04	15.86	0.00		0.86		0.86	(0.00)		(0.00)	(0.00)		16.72
1-1-03 to 12-31-03	10.97	0.04		4.85		4.89	(0.00)		(0.00)	(0.00)		15.86
1-1-02 to 12-31-02	10.61	(0.18)	[e]	0.55	[e]	0.37	(0.00)		(0.01)	(0.01)		10.97

Class Y
4-1-06 to 3-31-07	$30.27	$0.21	[e]	$4.43	[e]	$4.64	$(0.20)		$(2.87)	$(3.07)		$31.84
4-1-05 to 3-31-06	22.70	0.24	[e]	8.85	[e]	9.09	(0.00)		(1.52)	(1.52)		30.27
4-1-04 to 3-31-05	17.66	(0.02)		5.13		5.11	(0.07)		(0.00)	(0.07)		22.70
1-1-04 to 3-31-04	16.70	0.01		0.95		0.96	(0.00)		(0.00)	(0.00)		17.66
7-24-03* to 12-31-03	12.60	0.00		4.16		4.16	(0.06)		(0.00)	(0.06)		16.70

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Reimbursement		Ratio of Expenses to Average Net Assets excluding Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets including Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Reimbursement		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	15.47%	[a]	$3,360	1.31%		1.31%	[b]	0.57%		0.57%	[b]	106%
4-1-05 to 3-31-06	40.76%	[a]	2,343	1.40%		1.40%	[b]	0.73%		0.73%	[b]	104%
4-1-04 to 3-31-05	28.50%	[a]	895	1.55%		1.55%	[b]	-0.52%		-0.52%	[b]	110%
1-1-04 to 3-31-04	5.63%	[a]	192	1.65%	[d]	1.65%	[b,d]	-0.80%	[d]	-0.80%	[b,d]	29%
1-1-03 to 12-31-03	45.61%	[a]	95	1.89%		1.89%	[b]	-0.66%		-0.66%	[b]	58%
1-1-02 to 12-31-02	4.66%	[a,f]	17	2.22%		2.38%		-0.91%		-1.07%		67%

Class B
4-1-06 to 3-31-07	14.55%		$272	2.12%		2.12%	[b]	-0.24%		-0.24%	[b]	106%
4-1-05 to 3-31-06	39.59%		223	2.23%		2.23%	[b]	-0.10%		-0.10%	[b]	104%
4-1-04 to 3-31-05	27.46%		110	2.39%		2.39%	[b]	-1.35%		-1.35%	[b]	110%
1-1-04 to 3-31-04	5.45%		30	2.42%	[d]	2.42%	[b,d]	-1.59%	[d]	-1.59%	[b,d]	29%
1-1-03 to 12-31-03	44.42%		21	2.90%		2.90%	[b]	-1.54%		-1.54%	[b]	58%
1-1-02 to 12-31-02	3.52%		9	2.93%		3.09%		-1.62%		-1.78%		67%

Class C
4-1-06 to 3-31-07	14.65%		$1,138	2.04%		2.04%	[b]	-0.16%		-0.16%	[b]	106%
4-1-05 to 3-31-06	39.72%		801	2.15%		2.15%	[b]	-0.02%		-0.02%	[b]	104%
4-1-04 to 3-31-05	27.51%		312	2.31%		2.31%	[b]	-1.28%		-1.28%	[b]	110%
1-1-04 to 3-31-04	5.42%		64	2.38%	[d]	2.38%	[b,d]	-1.54%	[d]	-1.54%	[b,d]	29%
1-1-03 to 12-31-03	44.58%		34	2.65%		2.65%	[b]	-1.48%		-1.48%	[b]	58%
1-1-02 to 12-31-02	3.46%		5	2.94%		3.10%		-1.64%		-1.80%		67%

Class Y
4-1-06 to 3-31-07	15.63%		$311	1.20%	[g]	1.27%	[g]	0.66%	[g]	0.59%	[g]	106%
4-1-05 to 3-31-06	41.07%		116	1.20%	[g]	1.35%	[g]	0.91%	[g]	0.76%	[g]	104%
4-1-04 to 3-31-05	28.98%		21	1.20%	[g]	1.48%	[g]	-0.19%	[g]	-0.47%	[g]	110%
1-1-04 to 3-31-04	5.75%		4	1.20%	[d,g]	1.63%	[d,g]	-0.35%	[d,g]	-0.79%	[d,g]	29%
7-24-03* to 12-31-03	33.03%		1	1.39%	[g]	1.39%	[b,g]	-0.54%	[g]	-0.54%	[b,g]	58%	[h]

*Commencement of operations of the class.
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)There was no waiver of expenses during the period.
(c)Not shown due to rounding.
(d)Annualized.
(e)Based on average shares outstanding.
(f)Includes redemption fees added to capital.
(g)IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have voluntarily agreed to waive expenses for Class A, Class C and Class Y shares so that the total annual fund operating expenses do not exceed the following levels: Class A, 1.70%; Class C, 2.40% and Class Y, 1.20%. IFDI and WRSCO may change or terminate this waiver at any time.

(h)For the 12 months ended December 31, 2003.

IVY INTERNATIONAL BALANCED FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$15.15	$0.24	[a]	$2.36	[a]	$2.60	$(0.43)	$(0.51)	$(0.00)	$(0.94)	$16.81
4-1-05 to 3-31-06	14.63	0.29		1.14		1.43	(0.36)	(0.55)	(0.00)	(0.91)	15.15
4-1-04 to 3-31-05	13.07	0.22		1.69		1.91	(0.28)	(0.07)	(0.00)	(0.35)	14.63
10-1-03 to 3-31-04	11.33	0.09		1.83		1.92	(0.18)	(0.00)	(0.00)	(0.18)	13.07
10-1-02 to 9-30-03	8.72	0.21		2.40		2.61	(0.00)	(0.00)	(0.00)	(0.00)	11.33
10-1-01 to 9-30-02	9.28	0.18		(0.59)		(0.41)	(0.00)	(0.13)	(0.02)	(0.15)	8.72

Class B
4-1-06 to 3-31-07	$15.11	$0.07		$2.37		$2.44	$(0.27)	$(0.51)	N/A	$(0.78)	$16.77
4-1-05 to 3-31-06	14.59	0.08		1.18		1.26	(0.19)	(0.55)	N/A	(0.74)	15.11
4-1-04 to 3-31-05	13.04	0.03	[a]	1.70	[a]	1.73	(0.11)	(0.07)	N/A	(0.18)	14.59
12-8-03* to 3-31-04	12.34	0.19		0.69		0.88	(0.18)	(0.00)	N/A	(0.18)	13.04

Class C
4-1-06 to 3-31-07	$15.12	$0.11		$2.37		$2.48	$(0.31)	$(0.51)	N/A	$(0.82)	$16.78
4-1-05 to 3-31-06	14.60	0.11		1.19		1.30	(0.23)	(0.55)	N/A	(0.78)	15.12
4-1-04 to 3-31-05	13.04	0.07	[a]	1.69	[a]	1.76	(0.13)	(0.07)	N/A	(0.20)	14.60
12-8-03* to 3-31-04	12.34	0.19		0.69		0.88	(0.18)	(0.00)	N/A	(0.18)	13.04

Class Y
4-1-06 to 3-31-07	$15.15	$0.25		$2.37		$2.62	$(0.44)	$(0.00)	N/A	$(0.95)	$16.82
4-1-05 to 3-31-06	14.63	0.29	[a]	1.14	[a]	1.43	(0.36)	(0.55)	N/A	(0.91)	15.15
4-1-04 to 3-31-05	13.07	0.24	[a]	1.67	[a]	1.91	(0.28)	(0.07)	N/A	(0.35)	14.63
12-8-03* to 3-31-04	12.34	0.21		0.70		0.91	(0.18)	(0.00)	N/A	(0.18)	13.07

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Reimbursement		Ratio of Expenses to Average Net Assets excluding Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets including Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Reimbursement		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	17.48%	[b]	$235	1.38%		1.38%	[c]	1.52%		1.52%	[c]	22%
4-1-05 to 3-31-06	10.14%	[b]	112	1.45%		1.45%	[c]	1.94%		1.94%	[c]	27%
4-1-04 to 3-31-05	14.81%	[b]	97	1.42%		1.42%	[c]	1.71%		1.71%	[c]	16%
10-1-03 to 3-31-04	17.05%	[b]	60	1.54%	[d,e]	1.60%	[d,e]	1.43%	[d,e]	1.37%	[d,e]	15%
10-1-02 to 9-30-03	29.93%	[b]	46	1.67%		1.71%		2.06%		2.02%		39%
10-1-01 to 9-30-02	-4.62%	[b]	36	1.62%		1.72%		1.84%		1.74%		48%

Class B
4-1-06 to 3-31-07	16.38%		$12.06	2.35%		N/A		0.46%		N/A		22%
4-1-05 to 3-31-06	8.93%		5.55	2.59%		N/A		0.73%		N/A		27%
4-1-04 to 3-31-05	13.37%		3.05	2.64%		N/A		0.20%		N/A		16%
12-8-03* to 3-31-04	7.18%		0.23	3.01%	[d]	N/A		1.09%	[d]	N/A		15%	[f]

Class C
4-1-06 to 3-31-07	16.64%		$29.92	2.12%		N/A		0.70%		N/A		22%
4-1-05 to 3-31-06	9.21%		9.42	2.29%		N/A		0.98%		N/A		27%
4-1-04 to 3-31-05	13.58%		3.97	2.44%		N/A		0.44%		N/A		16%
12-8-03* to 3-31-04	7.18%		0.31	2.86%	[d]	N/A		1.13%	[d]	N/A		15%	[f]

Class Y
4-1-06 to 3-31-07	17.61%		$1.67	1.24%		N/A		1.64%		N/A		22%
4-1-05 to 3-31-06	10.18%		0.66	1.41%		N/A		1.99%		N/A		27%
4-1-04 to 3-31-05	14.84%		0.40	1.40%		N/A		1.72%		N/A		16%
12-8-03* to 3-31-04	7.47%		0.19	1.79%	[d]	N/A		2.00%	[d]	N/A		15%	[f]

*Commencement of operations of the class.
(a)Based on average shares outstanding.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)There was no waiver of expenses during the period.
(d)Annualized.
(e)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.

(f)For the six months ended March 31, 2004.

IVY INTERNATIONAL CORE EQUITY FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$15.73	$0.10	[a]	$2.59	[a]	$2.69	$(0.06)	$(0.73)	$(0.79)	$17.63
4-1-05 to 3-31-06	11.61	(0.06)		4.18		4.12	(0.00)	(0.00)	(0.00)	15.73
4-1-04 to 3-31-05	10.14	(0.02)		1.49		1.47	(0.00)	(0.00)	(0.00)	11.61
1-1-04 to 3-31-04	9.73	(0.01)		0.42		0.41	(0.00)	(0.00)	(0.00)	10.14
1-1-03 to 12-31-03	7.65	(0.02)		2.10		2.08	(0.00)	(0.00)	(0.00)	9.73
1-1-02 to 12-31-02	9.10	0.08	[a]	(1.53)	[a]	(1.45)	(0.00)	(0.00)	(0.00)	7.65

Class B
4-1-06 to 3-31-07	$14.67	$(0.00)	[a]	$2.37	[a]	$2.37	$(0.00)	$(0.73)	$(0.73)	$16.31
4-1-05 to 3-31-06	10.91	(0.12)		3.88		3.76	(0.00)	(0.00)	(0.00)	14.67
4-1-04 to 3-31-05	9.60	(0.08)		1.39		1.31	(0.00)	(0.00)	(0.00)	10.91
1-1-04 to 3-31-04	9.24	(0.03)		0.39		0.36	(0.00)	(0.00)	(0.00)	9.60
1-1-03 to 12-31-03	7.32	(0.08)		2.00		1.92	(0.00)	(0.00)	(0.00)	9.24
1-1-02 to 12-31-02	8.97	0.01	[a]	(1.66)	[a]	(1.65)	(0.00)	(0.00)	(0.00)	7.32

Class C
4-1-06 to 3-31-07	$14.65	$(0.01)	[a]	$2.39	[a]	$2.38	$(0.00)	$(0.73)	$(0.73)	$16.30
4-1-05 to 3-31-06	10.90	(0.02)		3.77		3.75	(0.00)	(0.00)	(0.00)	14.65
4-1-04 to 3-31-05	9.59	(0.07)		1.38		1.31	(0.00)	(0.00)	(0.00)	10.90
1-1-04 to 3-31-04	9.23	(0.03)		0.39		0.36	(0.00)	(0.00)	(0.00)	9.59
1-1-03 to 12-31-03	7.32	(0.08)		1.99		1.91	(0.00)	(0.00)	(0.00)	9.23
1-1-02 to 12-31-02	8.97	0.01	[a]	(1.66)	[a]	(1.65)	(0.00)	(0.00)	(0.00)	7.32

Class Y
4-1-06 to 3-31-07	$15.79	$0.12	[a]	$2.59	[a]	$2.71	$(0.07)	$(0.73)	$(0.80)	$17.70
4-1-05 to 3-31-06	11.64	(0.06)		4.21		4.15	(0.00)	(0.00)	(0.00)	15.79
4-1-04 to 3-31-05	10.15	(0.01)		1.50		1.49	(0.00)	(0.00)	(0.00)	11.64
1-1-04 to 3-31-04	9.74	(0.01)		0.42		0.41	(0.00)	(0.00)	(0.00)	10.15
7-24-03* to 12-31-03	8.16	(0.01)		1.59		1.58	(0.00)	(0.00)	(0.00)	9.74

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Reimbursement		Ratio of Expenses to Average Net Assets excluding Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets including Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Reimbursement		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	17.35%	[b]	$161	1.56%		1.56%	[c]	0.63%		0.63%	[c]	108%
4-1-05 to 3-31-06	35.49%	[b]	67	1.82%		1.82%	[c]	0.14%		0.14%	[c]	90%
4-1-04 to 3-31-05	14.50%	[b]	17	1.99%		1.99%	[c]	0.09%		0.09%	[c]	106%
1-1-04 to 3-31-04	4.21%	[b]	10	2.16%	[d]	2.16%	[c,d]	-0.41%	[d]	-0.41%	[c,d]	23%
1-1-03 to 12-31-03	27.19%	[b]	9	2.28%		2.28%	[c]	-0.19%		-0.19%	[c]	148%
1-1-02 to 12-31-02	-15.93%	[b,e]	8	1.77%		2.32%		0.91%		0.36%		48%

Class B
4-1-06 to 3-31-07	16.39%		$17	2.35%		2.35%	[c]	-0.03%		-0.03%	[c]	108%
4-1-05 to 3-31-06	34.46%		15	2.62%		2.62%	[c]	-0.41%		-0.41%	[c]	90%
4-1-04 to 3-31-05	13.65%		20	2.76%		2.76%	[c]	-0.58%		-0.58%	[c]	106%
1-1-04 to 3-31-04	3.90%		24	2.91%	[d]	2.91%	[c,d]	-1.20%	[d]	-1.20%	[c,d]	23%
1-1-03 to 12-31-03	26.23%		25	2.95%		2.95%	[c]	-0.82%		-0.82%	[c]	148%
1-1-02 to 12-31-02	-18.39%		28	2.50%		3.05%		0.18%		-0.37%		48%

Class C
4-1-06 to 3-31-07	16.48%		$34	2.29%		2.29%	[c]	-0.08%		-0.08%	[c]	108%
4-1-05 to 3-31-06	34.40%		15	2.58%		2.58%	[c]	-0.50%		-0.50%	[c]	90%
4-1-04 to 3-31-05	13.66%		7	2.79%		2.79%	[c]	-0.63%		-0.63%	[c]	106%
1-1-04 to 3-31-04	3.90%		8	3.01%	[d]	3.01%	[c,d]	-1.30%	[d]	-1.30%	[c,d]	23%
1-1-03 to 12-31-03	26.09%		8	3.01%		3.01%	[c]	-0.82%		-0.82%	[c]	148%
1-1-02 to 12-31-02	-18.39%		9	2.50%		3.05%		0.18%		-0.37%		48%

Class Y
4-1-06 to 3-31-07	17.47%		$3.85	1.45%		N/A		0.76%		N/A		108%
4-1-05 to 3-31-06	35.65%		1.03	1.72%		N/A		0.13%		N/A		90%
4-1-04 to 3-31-05	14.68%		0.29	1.82%		N/A		0.29%		N/A		106%
1-1-04 to 3-31-04	4.21%		0.15	2.08%	[d]	N/A		-0.31%	[d]	N/A		23%
7-24-03* to 12-31-03	19.36%		0.13	1.47%	[d]	N/A		-0.38%	[d]	N/A		148%	[f]

*Commencement of operations of the class.
(a)Based on average weekly shares outstanding.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)There was no waiver of expenses during the period.
(d)Annualized.
(e)Includes redemption fees added to capital.
(f)For the 12 months ended December 31, 2003.

IVY INTERNATIONAL GROWTH FUND

	Selected Per-Share Data

		Income (Loss)
		From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$29.74	$0.19		$4.72		$4.91	$(0.05)	$(0.00)	$(0.05)	$34.60
4-1-05 to 3-31-06	22.86	0.08		6.97		7.05	(0.17)	(0.00)	(0.17)	29.74
4-1-04 to 3-31-05	21.34	(0.02)		1.54		1.52	(0.00)	(0.00)	(0.00)	22.86
1-1-04 to 3-31-04	20.64	(0.01)		0.71		0.70	(0.00)	(0.00)	(0.00)	21.34
1-1-03 to 12-31-03	16.35	(0.02)		4.31		4.29	(0.00)	(0.00)	(0.00)	20.64
1-1-02 to 12-31-02	20.69	0.06	[c]	(4.40)	[c]	(4.34)	(0.00)	(0.00)	(0.00)	16.35

Class B
4-1-06 to 3-31-07	$27.58	$(0.15)	[c]	$4.36	[c]	$4.21	$(0.00)	$(0.00)	$(0.00)	$31.79
4-1-05 to 3-31-06	21.30	(0.17)	[c]	6.45	[c]	6.28	(0.00)	(0.00)	(0.00)	27.58
4-1-04 to 3-31-05	20.12	(0.22)	[c]	1.40	[c]	1.18	(0.00)	(0.00)	(0.00)	21.30
1-1-04 to 3-31-04	19.52	(0.07)		0.67		0.60	(0.00)	(0.00)	(0.00)	20.12
1-1-03 to 12-31-03	15.62	(0.23)		4.13		3.90	(0.00)	(0.00)	(0.00)	19.52
1-1-02 to 12-31-02	20.03	(0.12)	[c]	(4.29)	[c]	(4.41)	(0.00)	(0.00)	(0.00)	15.62

Class C
4-1-06 to 3-31-07	$27.52	$(0.15)	[c]	$4.34	[c]	$4.19	$(0.00)	$(0.00)	$(0.00)	$31.71
4-1-05 to 3-31-06	21.20	(0.09)	[c]	6.41	[c]	6.32	(0.00)	(0.00)	(0.00)	27.52
4-1-04 to 3-31-05	20.00	(0.32)		1.52		1.20	(0.00)	(0.00)	(0.00)	21.20
1-1-04 to 3-31-04	19.39	(0.07)		0.68		0.61	(0.00)	(0.00)	(0.00)	20.00
1-1-03 to 12-31-03	15.52	(0.20)		4.07		3.87	(0.00)	(0.00)	(0.00)	19.39
1-1-02 to 12-31-02	19.90	(0.11)	[c]	(4.27)	[c]	(4.38)	(0.00)	(0.00)	(0.00)	15.52

Class Y
4-1-06 to 3-31-07	$29.74	$0.28		$4.63		$4.91	$(0.06)	$(0.00)	$(0.06)	$34.59
4-1-05 to 3-31-06	22.86	0.18	[c]	6.87	[c]	7.05	(0.17)	(0.00)	(0.17)	29.74
4-1-04 to 3-31-05	21.35	(0.09)		1.60		1.51	(0.00)	(0.00)	(0.00)	22.86
1-1-04 to 3-31-04	20.65	(0.02)		0.72		0.70	(0.00)	(0.00)	(0.00)	21.35
7-24-03* to 12-31-03	17.69	0.02		2.94		2.96	(0.00)	(0.00)	(0.00)	20.65

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	16.51%	[a]	$165	1.46%		0.55%		97%
4-1-05 to 3-31-06	30.92%	[a]	156	1.59%		0.25%		75%
4-1-04 to 3-31-05	7.12%	[a]	122	1.61%		-0.15%		76%
1-1-04 to 3-31-04	3.39%	[a]	125	1.69%	[b]	-0.26%	[b]	27%
1-1-03 to 12-31-03	26.24%	[a]	124	1.81%		-0.07%		136%
1-1-02 to 12-31-02	-20.96%	[a]	127	1.89%		0.32%		34%

Class B
4-1-06 to 3-31-07	15.23%		$11	2.55%		-0.53%		97%
4-1-05 to 3-31-06	29.48%		13	2.74%		-0.72%		75%
4-1-04 to 3-31-05	5.87%		17	2.75%		-1.09%		76%
1-1-04 to 3-31-04	3.08%		49	2.75%	[b]	-1.35%	[b]	27%
1-1-03 to 12-31-03	24.97%		55	2.84%		-1.06%		136%
1-1-02 to 12-31-02	-22.00%		68	2.85%		-0.64%		34%

Class C
4-1-06 to 3-31-07	15.23%		$57	2.54%		-0.53%		97%
4-1-05 to 3-31-06	29.81%		56	2.43%		-0.39%		75%
4-1-04 to 3-31-05	6.00%		9	2.64%		-1.14%		76%
1-1-04 to 3-31-04	3.15%		11	2.67%	[b]	-1.25%	[b]	27%
1-1-03 to 12-31-03	24.94%		12	2.80%		-0.94%		136%
1-1-02 to 12-31-02	-22.00%		14	2.83%		-0.62%		34%

Class Y
4-1-05 to 3-31-06	16.50%		$4.96	1.46%		0.65%		97%
4-1-05 to 3-31-06	30.95%		6.14	1.58%		0.81%		75%
4-1-04 to 3-31-05	7.07%		0.23	1.66%		-0.33%		76%
1-1-04 to 3-31-04	3.39%		0.14	1.76%	[b]	-0.32%	[b]	27%
7-24-03* to 12-31-03	16.73%		0.14	0.59%	[b]	0.24%	[b]	136%	[d]

*Commencement of operations of the class.
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Annualized.
(c)Based on average weekly shares outstanding.
(d)For the 12 months ended December 31, 2003.

IVY LARGE CAP GROWTH FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations			Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$11.61	$(0.03)	$0.24	$0.21	$(0.00)	$(0.00)	$(0.00)	$11.82
4-1-05 to 3-31-06	9.54	(0.06)	2.13	2.07	(0.00)	(0.00)	(0.00)	11.61
4-1-04 to 3-31-05	9.27	(0.03)	0.30	0.27	(0.00)	(0.00)	(0.00)	9.54
4-1-03 to 3-31-04	7.24	(0.04)	2.07	2.03	(0.00)	(0.00)	(0.00)	9.27
4-1-02 to 3-31-03	9.21	(0.03)	(1.94)	(1.97)	(0.00)	(0.00)	(0.00)	7.24

Class B
4-1-06 to 3-31-07	$10.83	$(0.12)	$0.18	$0.06	$(0.00)	$(0.00)	$(0.00)	$10.89
4-1-05 to 3-31-06	8.99	(0.14)	1.98	1.84	(0.00)	(0.00)	(0.00)	10.83
4-1-04 to 3-31-05	8.83	(0.05)	0.21	0.16	(0.00)	(0.00)	(0.00)	8.99
4-1-03 to 3-31-04	6.99	(0.13)	1.97	1.84	(0.00)	(0.00)	(0.00)	8.83
4-1-02 to 3-31-03	9.05	(0.14)	(1.92)	(2.06)	(0.00)	(0.00)	(0.00)	6.99

Class C
4-1-06 to 3-31-07	$11.09	$(0.12)	$0.21	$0.09	$(0.00)	$(0.00)	$(0.00)	$11.18
4-1-05 to 3-31-06	9.18	(0.10)	2.01	1.91	(0.00)	(0.00)	(0.00)	11.09
4-1-04 to 3-31-05	8.99	(0.09)	0.28	0.19	(0.00)	(0.00)	(0.00)	9.18
4-1-03 to 3-31-04	7.08	(0.11)	2.02	1.91	(0.00)	(0.00)	(0.00)	8.99
4-1-02 to 3-31-03	9.10	(0.10)	(1.92)	(2.02)	(0.00)	(0.00)	(0.00)	7.08

Class Y
4-1-06 to 3-31-07	$11.74	$(0.01)	$0.24	$0.23	$(0.00)	$(0.00)	$(0.00)	$11.97
4-1-05 to 3-31-06	9.62	(0.04)	2.16	2.12	(0.00)	(0.00)	(0.00)	11.74
4-1-04 to 3-31-05	9.32	0.00	0.30	0.30	(0.00)	(0.00)	(0.00)	9.62
4-1-03 to 3-31-04	7.26	(0.03)	2.09	2.06	(0.00)	(0.00)	(0.00)	9.32
4-1-02 to 3-31-03	9.22	(0.30)	(1.66)	(1.96)	(0.00)	(0.00)	(0.00)	7.26

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Reimbursement	Ratio of Expenses to Average Net Assets excluding Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets including Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets excluding Reimbursement		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	1.81%	[a]	$162	1.20%	1.39%	[b]	-0.25%	-0.44%	[b]	93%
4-1-05 to 3-31-06	21.70%	[a]	157	1.41%	1.41%	[b,c]	-0.62%	-0.62%	[b,c]	79%
4-1-04 to 3-31-05	2.91%	[a]	82	1.50%	1.52%	[b]	-0.31%	-0.33%	[b]	131%
4-1-03 to 3-31-04	28.04%	[a]	76	1.55%	1.55%	[c]	-0.89%	-0.89%	[c]	162%
4-1-02 to 3-31-03	-21.39%	[a]	21	1.28%	1.66%		-0.23%	-0.61%		72%

Class B
4-1-06 to 3-31-07	0.55%		$12	2.42%	2.42%	[c]	-1.48%	-1.48%	[c]	93%
4-1-05 to 3-31-06	20.47%		11	2.45%	2.45%	[c]	-1.65%	-1.65%	[c]	79%
4-1-04 to 3-31-05	1.81%		8	2.53%	2.53%	[c]	-1.30%	-1.30%	[c]	131%
4-1-03 to 3-31-04	26.32%		5	2.85%	2.85%	[c]	-2.16%	-2.16%	[c]	162%
4-1-02 to 3-31-03	-22.76%		2	2.93%	3.31%		-1.87%	-2.25%		72%

Class C
4-1-06 to 3-31-07	0.81%		$19	2.18%	2.18%	[b,c]	-1.23%	-1.23%	[b,c]	93%
4-1-05 to 3-31-06	20.81%		17	2.21%	2.21%	[b,c]	-1.42%	-1.42%	[b,c]	79%
4-1-04 to 3-31-05	2.11%		12	2.25%	2.28%	[b]	-1.06%	-1.09%	[b]	131%
4-1-03 to 3-31-04	26.98%		11	2.44%	2.44%	[c]	-1.75%	-1.75%	[c]	162%
4-1-02 to 3-31-03	-22.28%		4	2.26%	2.64%		-1.20%	-1.58%		72%

Class Y
4-1-06 to 3-31-07	1.96%		$59	1.08%	1.19%	[b]	-0.13%	-0.24%	[b]	93%
4-1-05 to 3-31-06	22.04%		66	1.20%	1.21%	[b]	-0.40%	-0.41%	[b]	79%
4-1-04 to 3-31-05	3.22%		50	1.20%	1.25%	[b]	-0.01%	-0.06%	[b]	131%
4-1-03 to 3-31-04	28.38%		59	1.26%	1.26%	[c]	-0.64%	-0.64%	[c]	162%
4-1-02 to 3-31-03	-21.26%		1	1.05%	1.43%		0.00%	-0.38%		72%

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b) IFDI and WRSCO have voluntarily agreed to waive expenses so that the total annual fund operating expenses for the periods indicated do not exceed the following levels for the specified classes: (prior to June 1, 2006) Class A, 1.50%; Class C, 2.25%; and Class Y, 1.20%; and (from June 1, 2006 to July 31, 2007) Class A, 1.15% and Class Y, 1.06%.

(c)There was no waiver of expenses during the period.

IVY MID CAP GROWTH FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income		From Realized Gains	Total Distributions		Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$12.59	$(0.06)		$0.54		$0.48	$(0.00)		$(0.00)	$(0.00)		$13.07
4-1-05 to 3-31-06	9.99	(0.04)		2.64		2.60	(0.00)		(0.00)	(0.00)		12.59
4-1-04 to 3-31-05	9.09	(0.09)		0.99		0.90	(0.00)		(0.00)	(0.00)		9.99
4-1-03 to 3-31-04	6.67	(0.08)		2.50		2.42	(0.00)		(0.00)	(0.00)		9.09
4-1-02 to 3-31-03	8.91	(0.05)		(2.19)		(2.24)	(0.00)	[d]	(0.00)	(0.00)	[d]	6.67

Class B
4-1-06 to 3-31-07	$11.85	$(0.23)		$0.56		$0.33	$(0.00)		$(0.00)	$(0.00)		$12.18
4-1-05 to 3-31-06	9.50	(0.18)		2.53		2.35	(0.00)		(0.00)	(0.00)		11.85
4-1-04 to 3-31-05	8.75	(0.23)		0.98		0.75	(0.00)		(0.00)	(0.00)		9.50
4-1-03 to 3-31-04	6.49	(0.17)		2.43		2.26	(0.00)		(0.00)	(0.00)		8.75
4-1-02 to 3-31-03	8.81	(0.14)		(2.18)		(2.32)	(0.00)		(0.00)	(0.00)		6.49

Class C
4-1-06 to 3-31-07	$12.10	$(0.19)		$0.57		$0.38	$(0.00)		$(0.00)	$(0.00)		$12.48
4-1-05 to 3-31-06	9.67	(0.12)		2.55		2.43	(0.00)		(0.00)	(0.00)		12.10
4-1-04 to 3-31-05	8.86	(0.15)		0.96		0.81	(0.00)		(0.00)	(0.00)		9.67
4-1-03 to 3-31-04	6.56	(0.13)		2.43		2.30	(0.00)		(0.00)	(0.00)		8.86
4-1-02 to 3-31-03	8.85	(0.10)		(2.19)		(2.29)	(0.00)		(0.00)	(0.00)		6.56

Class Y
4-1-06 to 3-31-07	$12.70	$(0.03)		$0.56		$0.53	$(0.00)		$(0.00)	$(0.00)		$13.23
4-1-05 to 3-31-06	10.04	0.05	[e]	2.61	[e]	2.66	(0.00)		(0.00)	(0.00)		12.70
4-1-04 to 3-31-05	9.09	(0.06)		1.01		0.95	(0.00)		(0.00)	(0.00)		10.04
4-1-03 to 3-31-04	6.67	(0.05)		2.47		2.42	(0.00)		(0.00)	(0.00)		9.09
4-1-02 to 3-31-03	8.91	(0.01)		(2.20)		(2.21)	(0.03)		(0.00)	(0.03)		6.67

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Voluntary Expense Waiver	Ratio of Expenses to Average Net Assets excluding Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Voluntary Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets excluding Voluntary Expense Waiver		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	3.89%	[a]	$104	1.59%	1.59%	[b,c]	-0.48%	-0.48%	[b,c]	25%
4-1-05 to 3-31-06	26.03%	[a]	105	1.62%	1.62%	[b,c]	-0.30%	-0.30%	[b,c]	28%
4-1-04 to 3-31-05	9.90%	[a]	68	1.65%	1.70%	[b]	-0.95%	-1.00%	[b]	25%
4-1-03 to 3-31-04	36.28%	[a]	50	1.84%	1.89%		-1.20%	-1.25%		24%
4-1-02 to 3-31-03	-25.13%	[a]	14	1.17%	2.02%		-0.49%	-1.34%		36%

Class B
4-1-06 to 3-31-07	2.79%		$11	2.62%	2.62%	[c]	-1.52%	-1.52%	[c]	25%
4-1-05 to 3-31-06	24.74%		12	2.70%	2.70%	[c]	-1.43%	-1.43%	[c]	28%
4-1-04 to 3-31-05	8.57%		11	2.81%	2.81%	[c]	-2.12%	-2.12%	[c]	25%
4-1-03 to 3-31-04	34.82%		12	3.04%	3.09%		-2.37%	-2.43%		24%
4-1-02 to 3-31-03	-26.33%		2	2.73%	3.58%		-2.05%	-2.90%		36%

Class C
4-1-06 to 3-31-07	3.14%		$12	2.31%	2.38%	[b]	-1.21%	-1.28%	[b]	25%
4-1-05 to 3-31-06	25.13%		14	2.35%	2.40%	[b]	-1.09%	-1.14%	[b]	28%
4-1-04 to 3-31-05	9.14%		11	2.35%	2.46%	[b]	-1.66%	-1.77%	[b]	25%
4-1-03 to 3-31-04	35.06%		10	2.59%	2.64%		-1.98%	-2.03%		24%
4-1-02 to 3-31-03	-25.88%		3	2.18%	3.03%		-1.50%	-2.35%		36%

Class Y
4-1-06 to 3-31-07	4.17%		$9.94	1.23%	1.40%	[b]	-0.13%	-0.30%	[b]	25%
4-1-05 to 3-31-06	26.50%		9.01	1.25%	1.43%	[b]	0.43%	0.25%	[b]	28%
4-1-04 to 3-31-05	10.45%		1.96	1.25%	1.48%	[b]	-0.55%	-0.78%	[b]	25%
4-1-03 to 3-31-04	36.28%		1.36	1.72%	1.77%		-0.91%	-0.96%		24%
4-1-02 to 3-31-03	-24.86%		0.33	0.86%	1.71%		-0.18%	-1.03%		36%

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)IFDI and WRSCO have voluntarily agreed to waive expenses so that the total annual fund operating expenses do not exceed the following levels for the specified classes: Class A, 1.65%; Class C, 2.35%; Class Y, 1.25%.

(c)There was no waiver of expenses during the period.
(d)Not shown due to rounding.
(e)Based on average weekly shares outstanding.

IVY PACIFIC OPPORTUNITIES FUND

	Selected Per-Share Data

		Income (Loss)
		From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$14.32	$(0.02)		$3.23		$3.21	$(0.01)	$(0.61)	$(0.62)	$16.91
4-1-05 to 3-31-06	10.61	0.02	[c]	3.83	[c]	3.85	(0.04)	(0.10)	(0.14)	14.32
4-1-04 to 3-31-05	9.55	(0.07)		1.13		1.06	(0.00)	(0.00)	(0.00)	10.61
1-1-04 to 3-31-04	9.11	0.00		0.44		0.44	(0.00)	(0.00)	(0.00)	9.55
1-1-03 to 12-31-03	5.96	(0.02)		3.17		3.15	(0.00)	(0.00)	(0.00)	9.11
1-1-02 to 12-31-02	6.72	0.01	[c]	(0.77)	[e]	(0.76)	(0.00)	(0.00)	(0.00)	5.96

Class B
4-1-06 to 3-31-07	$13.29	$(0.07)		$2.88		$2.81	$(0.00)	$(0.61)	$(0.61)	$15.49
4-1-05 to 3-31-06	9.91	(0.06)	[c]	3.54	[c]	3.48	(0.00)	(0.10)	(0.10)	13.29
4-1-04 to 3-31-05	9.01	(0.13)		1.03		0.90	(0.00)	(0.00)	(0.00)	9.91
1-1-04 to 3-31-04	8.61	(0.04)		0.44		0.40	(0.00)	(0.00)	(0.00)	9.01
1-1-03 to 12-31-03	5.75	(0.06)		2.92		2.86	(0.00)	(0.00)	(0.00)	8.61
1-1-02 to 12-31-02	6.56	(0.04)	[c]	(0.77)		(0.81)	(0.00)	(0.00)	(0.00)	5.75

Class C
4-1-06 to 3-31-07	$13.45	$(0.08)		$2.97		$2.89	$(0.00)	$(0.61)	$(0.61)	$15.73
4-1-05 to 3-31-06	10.01	(0.06)	[c]	3.60	[c]	3.54	(0.00)	(0.10)	(0.10)	13.45
4-1-04 to 3-31-05	9.09	(0.09)		1.01		0.92	(0.00)	(0.00)	(0.00)	10.01
1-1-04 to 3-31-04	8.68	(0.02)		0.43		0.41	(0.00)	(0.00)	(0.00)	9.09
1-1-03 to 12-31-03	5.75	(0.05)		2.98		2.93	(0.00)	(0.00)	(0.00)	8.68
1-1-02 to 12-31-02	6.55	(0.03)	[c]	(0.77)		(0.80)	(0.00)	(0.00)	(0.00)	5.75

Class Y
4-1-06 to 3-31-07	$14.41	$0.02		$3.26		$3.28	$(0.05)	$(0.61)	$(0.66)	$17.03
4-1-05 to 3-31-06	10.67	0.04	[c]	3.87	[c]	3.91	(0.07)	(0.10)	(0.17)	14.41
4-1-04 to 3-31-05	9.58	(0.04)		1.13		1.09	(0.00)	(0.00)	(0.00)	10.67
1-1-04 to 3-31-04	9.13	(0.00)		0.45		0.45	(0.00)	(0.00)	(0.00)	9.58
7-24-03* to 12-31-03	6.85	(0.01)		2.29		2.28	(0.00)	(0.00)	(0.00)	9.13

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Reimbursement		Ratio of Expenses to Average Net Assets excluding Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets including Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Reimbursement		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	22.60%	[a]	$375	1.84%		1.84%	[b]	-0.14%		-0.14%	[b]	74%
4-1-05 to 3-31-06	36.51%	[a]	191	1.95%		1.95%	[b]	0.24%		0.24%	[b]	87%
4-1-04 to 3-31-05	11.10%	[a]	64	2.22%		2.22%	[b]	-0.80%		-0.80%	[b]	87%
1-1-04 to 3-31-04	4.83%	[a]	29	2.07%	[d]	2.07%	[b,d]	-1.07%	[d]	-1.07%	[b,d]	61%
1-1-03 to 12-31-03	52.85%	[a]	18	2.64%		2.73%		-0.39%		-0.48%		187%
1-1-02 to 12-31-02	-11.31%	[a,e]	5	2.21%		3.52%		0.20%		-1.11%		16%

Class B
4-1-06 to 3-31-07	21.33%		$20	2.88%		2.88%	[b]	-1.15%		-1.15%	[b]	74%
4-1-05 to 3-31-06	35.26%		11	2.91%		2.91%	[b]	-0.51%		-0.51%	[b]	87%
4-1-04 to 3-31-05	9.99%		6	3.06%		3.06%	[b]	-1.57%		-1.57%	[b]	87%
1-1-04 to 3-31-04	4.65%		6	2.86%	[d]	2.86%	[b,d]	-1.92%	[d]	-1.92%	[b,d]	61%
1-1-03 to 12-31-03	49.74%		6	3.46%		3.55%		-1.15%		-1.24%		187%
1-1-02 to 12-31-02	-12.35%		3	2.96%		4.27%		-0.55%		-1.86%		16%

Class C
4-1-06 to 3-31-07	21.68%		$34	2.60%		2.60%	[b]	-0.87%		-0.87%	[b]	74%
4-1-05 to 3-31-06	35.51%		18	2.75%		2.75%	[b]	-0.50%		-0.50%	[b]	87%
4-1-04 to 3-31-05	10.12%		7	3.06%		3.06%	[b]	-1.68%		-1.68%	[b]	87%
1-1-04 to 3-31-04	4.72%		3	2.57%	[d]	2.57%	[b,d]	-1.59%	[d]	-1.59%	[b,d]	61%
1-1-03 to 12-31-03	50.96%		2	3.48%		3.57%		-1.14%		-1.23%		187%
1-1-02 to 12-31-02	-12.21%		1	2.94%		4.25%		-0.53%		-1.84%		16%

Class Y
4-1-06 to 3-31-07	22.95%		$8.10	1.58%		1.58%	[b]	0.11%		0.11%	[b]	74%
4-1-05 to 3-31-06	36.90%		3.79	1.68%		1.68%	[b]	0.46%		0.46%	[b]	87%
4-1-04 to 3-31-05	11.38%		1.10	1.88%		1.88%	[b]	-0.47%		-0.47%	[b]	87%
1-1-04 to 3-31-04	4.93%		0.71	1.64%	[d]	1.64%	[b,d]	-0.68%	[d]	-0.68%	[b,d]	61%
7-24-03* to 12-31-03	33.28%		0.50	2.01%	[d]	2.18%	[d]	-0.40%	[d]	-0.57%	[d]	187%	[f]

*Commencement of operations of the class.
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)There was no waiver of expenses during the period.
(c)Based on average shares outstanding.
(d)Annualized.
(e)Includes redemption fees added to capital.
(f)For the 12 months ended December 31, 2003.

IVY REAL ESTATE SECURITIES FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations						Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations		From Net Investment Income		From Realized Gains	Total Distributions		Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$23.11	$0.10		$4.05		$4.15		$(0.15)		$(0.97)	$(1.12)		$26.14
4-1-05 to 3-31-06	18.13	0.15		5.81		5.96		(0.18)		(0.80)	(0.98)		23.11
4-1-04 to 3-31-05	16.99	0.15	[c]	1.93	[c]	2.08		(0.25)		(0.69)	(0.94)		18.13
8-1-03 to 3-31-04	13.42	0.62		3.38		4.00		(0.24)		(0.19)	(0.43)		16.99
8-1-02 to 7-31-03	11.93	0.48		1.72		2.20		(0.48)		(0.23)	(0.71)		13.42
8-1-01 to 7-31-02	11.67	0.32		1.01		1.33		(0.28)		(0.79)	(1.07)		11.93

Class B
4-1-06 to 3-31-07	$23.00	$(0.09)		$3.97		$3.88		$(0.00)		$(0.97)	$(0.97)		$25.91
4-1-05 to 3-31-06	18.08	0.01		5.72		5.73		(0.01)		(0.80)	(0.81)		23.00
4-1-04 to 3-31-05	16.97	(0.07)	[c]	1.95	[c]	1.88		(0.08)		(0.69)	(0.77)		18.08
12-8-03* to 3-31-04	15.18	0.07		2.08		2.15		(0.17)		(0.19)	(0.36)		16.97

Class C
4-1-06 to 3-31-07	$23.04	$(0.06)		$4.00		$3.94		$(0.00)		$(0.97)	$(0.97)		$26.01
4-1-05 to 3-31-06	18.10	0.03		5.73		5.76		(0.02)		(0.80)	(0.82)		23.04
4-1-04 to 3-31-05	16.99	0.12		1.82		1.94		(0.14)		(0.69)	(0.83)		18.10
12-8-03* to 3-31-04	15.18	0.08		2.09		2.17		(0.17)		(0.19)	(0.36)		16.99

Class Y
4-1-06 to 3-31-07	$23.12	$0.23	[g]	$3.97		$4.20	[g]	$(0.20)	[g]	(0.97)	$(1.17)	[g]	$26.15
4-1-05 to 3-31-06	18.14	0.27		5.75		6.02		(0.24)		(0.80)	(1.04)		23.12
4-1-04 to 3-31-05	16.99	0.26	[c]	1.87	[c]	2.13		(0.29)		(0.69)	(0.98)		18.14
12-8-03* to 3-31-04	15.18	0.04		2.15		2.19		(0.19)		(0.19)	(0.38)		16.99

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Voluntary Expense Waiver		Ratio of Expenses to Average Net Assets excluding Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Voluntary Expense Waiver		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	18.09%	[a]	$395	1.57%		1.57%	[b]	0.54%		0.54%	[b]	35%
4-1-05 to 3-31-06	33.53%	[a]	256	1.64%		1.64%	[b]	0.91%		0.91%	[b]	35%
4-1-04 to 3-31-05	12.09%	[a]	155	1.67%		1.67%	[b]	0.95%		0.95%	[b]	48%
8-1-03 to 3-31-04	29.78%	[a]	44	1.48%	[d,e]	1.49%	[d,e]	4.35%	[d,e]	4.34%	[d,e]	35%
8-1-02 to 7-31-03	19.65%	[a]	60	1.46%		1.46%	[b]	2.95%		2.95%	[b]	48%
8-1-01 to 7-31-02	12.31%	[a]	32	1.50%		1.69%		2.83%		2.64%		101%

Class B
4-1-06 to 3-31-07	16.93%		$22	2.57%		N/A		-0.42%		N/A		35%
4-1-05 to 3-31-06	32.19%		15	2.66%		N/A		0.01%		N/A		35%
4-1-04 to 3-31-05	10.91%		10	2.73%		N/A		-0.24%		N/A		48%
12-8-03* to 3-31-04	14.46%		2	3.02%	[d]	N/A		-5.40%	[d]	N/A		35%	[f]

Class C
4-1-06 to 3-31-07	17.17%		$26	2.39%		N/A		-0.28%		N/A		35%
4-1-05 to 3-31-06	32.38%		17	2.46%		N/A		0.15%		N/A		35%
4-1-04 to 3-31-05	11.21%		10	2.49%		N/A		0.14%		N/A		48%
12-8-03* to 3-31-04	14.59%		2	2.82%	[d]	N/A		-4.46%	[d]	N/A		35%	[f]

Class Y
4-1-06 to 3-31-07	18.32%		$265	1.37%		N/A		0.94%		N/A		35%
4-1-05 to 3-31-06	33.86%		216	1.39%		N/A		1.27%		N/A		35%
4-1-04 to 3-31-05	12.40%		148	1.44%		N/A		1.59%		N/A		48%
12-8-03* to 3-31-04	14.78%		91	1.60%	[d]	N/A		0.14%	[d]	N/A		35%	[f]

*Commencement of operations of the class.
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)There was no waiver of expenses during the period.
(c)Based on average weekly shares outstanding.
(d)Annualized.
(e)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that included the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.

(f)For the eight months ended March 31, 2004.
(g) Amounts adjusted to correct an error in previously reported amounts of $0.83 (net investment income), $4.80 (total from investment operations), $0.80) (distributions from net investment income) and $1.77 (total distributions), respectively.

IVY SCIENCE AND TECHNOLOGY FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$27.08	$(0.23)		$1.91		$1.68	$(0.00)	$(0.06)	$(0.06)	$28.70
4-1-05 to 3-31-06	21.34	(0.30)		6.04		5.74	(0.00)	(0.00)	(0.00)	27.08
4-1-04 to 3-31-05	19.55	(0.28)		2.07		1.79	(0.00)	(0.00)	(0.00)	21.34
4-1-03 to 3-31-04	14.17	(0.19)		5.57		5.38	(0.00)	(0.00)	(0.00)	19.55
4-1-02 to 3-31-03	18.19	(0.32)		(3.70)		(4.02)	(0.00)	(0.00)	(0.00)	14.17

Class B
4-1-06 to 3-31-07	$25.42	$(0.48)		$1.78		$1.30	$(0.00)	$(0.06)	$(0.06)	$26.66
4-1-05 to 3-31-06	20.24	(0.40)		5.58		5.18	(0.00)	(0.00)	(0.00)	25.42
4-1-04 to 3-31-05	18.77	(0.42)		1.89		1.47	(0.00)	(0.00)	(0.00)	20.24
4-1-03 to 3-31-04	13.77	(0.39)		5.39		5.00	(0.00)	(0.00)	(0.00)	18.77
4-1-02 to 3-31-03	17.88	(0.34)		(3.77)		(4.11)	(0.00)	(0.00)	(0.00)	13.77

Class C
4-1-06 to 3-31-07	$25.84	$(0.49)		$1.85		$1.36	$(0.00)	$(0.06)	$(0.06)	$27.14
4-1-05 to 3-31-06	20.53	(0.43)		5.74		5.31	(0.00)	(0.00)	(0.00)	25.84
4-1-04 to 3-31-05	18.98	(0.42)		1.97		1.55	(0.00)	(0.00)	(0.00)	20.53
4-1-03 to 3-31-04	13.88	(0.38)		5.48		5.10	(0.00)	(0.00)	(0.00)	18.98
4-1-02 to 3-31-03	17.97	(0.25)		(3.84)		(4.09)	(0.00)	(0.00)	(0.00)	13.88

Class Y
4-1-06 to 3-31-07	$27.92	$(0.22)		$1.98		$1.76	$(0.00)	$(0.06)	$(0.06)	$29.62
4-1-05 to 3-31-06	21.96	(0.27)		6.23		5.96	(0.00)	(0.00)	(0.00)	27.92
4-1-04 to 3-31-05	20.07	(0.18)	[b]	2.07	[b]	1.89	(0.00)	(0.00)	(0.00)	21.96
4-1-03 to 3-31-04	14.51	(0.15)		5.71		5.56	(0.00)	(0.00)	(0.00)	20.07
4-1-02 to 3-31-03	18.54	(0.26)		(3.77)		(4.03)	(0.00)	(0.00)	(0.00)	14.51

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	6.22%	[a]	$185	1.47%	-0.88%	81%
4-1-05 to 3-31-06	26.90%	[a]	164	1.51%	-1.02%	112%
4-1-04 to 3-31-05	9.16%	[a]	55	1.70%	-1.09%	106%
4-1-03 to 3-31-04	37.97%	[a]	36	1.80%	-1.35%	114%
4-1-02 to 3-31-03	-22.10%	[a]	14	1.79%	-0.92%	74%

Class B
4-1-06 to 3-31-07	5.13%		$19	2.51%	-1.91%	81%
4-1-05 to 3-31-06	25.59%		18	2.58%	-2.10%	112%
4-1-04 to 3-31-05	7.83%		12	2.90%	-2.31%	106%
4-1-03 to 3-31-04	36.31%		11	3.06%	-2.60%	114%
4-1-02 to 3-31-03	-22.99%		4	3.00%	-2.12%	74%

Class C
4-1-06 to 3-31-07	5.32%		$109	2.33%	-1.74%	81%
4-1-05 to 3-31-06	25.86%		113	2.38%	-1.90%	112%
4-1-04 to 3-31-05	8.17%		88	2.58%	-2.00%	106%
4-1-03 to 3-31-04	36.74%		89	2.66%	-2.15%	114%
4-1-02 to 3-31-03	-22.76%		70	2.67%	-1.77%	74%

Class Y
4-1-06 to 3-31-07	6.32%		$78	1.35%	-0.76%	81%
4-1-05 to 3-31-06	27.14%		57	1.37%	-0.88%	112%
4-1-04 to 3-31-05	9.42%		33	1.45%	-0.87%	106%
4-1-03 to 3-31-04	38.32%		9	1.45%	-1.03%	114%
4-1-02 to 3-31-03	-21.74%		3	1.41%	-0.53%	74%

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Based on average weekly shares outstanding.

IVY SMALL CAP GROWTH FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$14.87	$(0.12)	[a]	$0.18	[a]	$0.06	$(0.00)	$(1.95)	$(1.95)	$12.98
4-1-05 to 3-31-06	12.32	(0.21)		3.22		3.01	(0.00)	(0.46)	(0.46)	14.87
4-1-04 to 3-31-05	11.36	(0.08)		1.04		0.96	(0.00)	(0.00)	(0.00)	12.32
4-1-03 to 3-31-04	8.25	(0.08)		3.19		3.11	(0.00)	(0.00)	(0.00)	11.36
4-1-02 to 3-31-03	10.59	(0.23)		(2.11)		(2.34)	(0.00)	(0.00)	(0.00)	8.25

Class B
4-1-06 to 3-31-07	$13.99	$(0.24)		$0.17		$(0.07)	$(0.00)	$(1.95)	$(1.95)	$11.97
4-1-05 to 3-31-06	11.73	(0.23)		2.95		2.72	(0.00)	(0.46)	(0.46)	13.99
4-1-04 to 3-31-05	10.91	(0.23)		1.05		0.82	(0.00)	(0.00)	(0.00)	11.73
4-1-03 to 3-31-04	8.01	(0.20)		3.10		2.90	(0.00)	(0.00)	(0.00)	10.91
4-1-02 to 3-31-03	10.40	(0.21)		(2.18)		(2.39)	(0.00)	(0.00)	(0.00)	8.01

Class C
4-1-06 to 3-31-07	$14.20	$(0.23)		$0.20		$(0.03)	$(0.00)	$(1.95)	$(1.95)	$12.22
4-1-05 to 3-31-06	11.87	(0.25)		3.04		2.79	(0.00)	(0.46)	(0.46)	14.20
4-1-04 to 3-31-05	11.02	(0.24)		1.09		0.85	(0.00)	(0.00)	(0.00)	11.87
4-1-03 to 3-31-04	8.07	(0.21)		3.16		2.95	(0.00)	(0.00)	(0.00)	11.02
4-1-02 to 3-31-03	10.44	(0.16)		(2.21)		(2.37)	(0.00)	(0.00)	(0.00)	8.07

Class Y
4-1-06 to 3-31-07	$16.15	$(0.11)		$0.22		$0.11	$(0.00)	$(1.95)	$(1.95)	$14.31
4-1-05 to 3-31-06	13.33	(0.16)		3.44		3.28	(0.00)	(0.46)	(0.46)	16.15
4-1-04 to 3-31-05	12.26	(0.09)		1.16		1.07	(0.00)	(0.00)	(0.00)	13.33
4-1-03 to 3-31-04	8.89	(0.10)		3.47		3.37	(0.00)	(0.00)	(0.00)	12.26
4-1-02 to 3-31-03	11.39	(0.11)		(2.39)		(2.50)	(0.00)	(0.00)	(0.00)	8.89

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	0.76%	[b]	$109	1.49%	-0.86%	96%
4-1-05 to 3-31-06	24.70%	[b]	141	1.50%	-0.90%	87%
4-1-04 to 3-31-05	8.45%	[b]	72	1.54%	-1.14%	83%
4-1-03 to 3-31-04	37.70%	[b]	92	1.48%	-1.21%	91%
4-1-02 to 3-31-03	-22.10%	[b]	20	1.54%	-1.22%	31%

Class B
4-1-06 to 3-31-07	-0.15%		$16	2.45%	-1.82%	96%
4-1-05 to 3-31-06	23.46%		19	2.45%	-1.86%	87%
4-1-04 to 3-31-05	7.52%		15	2.52%	-2.11%	83%
4-1-03 to 3-31-04	36.21%		13	2.57%	-2.29%	91%
4-1-02 to 3-31-03	-22.98%		7	2.64%	-2.31%	31%

Class C
4-1-06 to 3-31-07	0.14%		$259	2.20%	-1.57%	96%
4-1-05 to 3-31-06	23.78%		328	2.20%	-1.62%	87%
4-1-04 to 3-31-05	7.71%		308	2.26%	-1.85%	83%
4-1-03 to 3-31-04	36.56%		334	2.31%	-2.03%	91%
4-1-02 to 3-31-03	-22.70%		273	2.31%	-1.98%	31%

Class Y
4-1-06 to 3-31-07	1.02%		$154	1.32%	-0.70%	96%
4-1-05 to 3-31-06	24.86%		173	1.33%	-0.74%	87%
4-1-04 to 3-31-05	8.73%		115	1.36%	-0.95%	83%
4-1-03 to 3-31-04	37.91%		124	1.35%	-1.09%	91%
4-1-02 to 3-31-03	-21.95%		42	1.33%	-1.00%	31%

(a)Based on average weekly shares outstanding.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.

IVY SMALL CAP VALUE FUND

	Selected Per-Share Data

		Income (Loss)
		From Investment Operations			Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	From Net Investment Income		From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$16.24	$(0.03)	$1.35	$1.32	$(0.00)		$(1.34)	$(1.34)	$16.22
4-1-05 to 3-31-06	16.88	(0.11)	2.62	2.51	(0.00)		(3.15)	(3.15)	16.24
4-1-04 to 3-31-05	16.68	(0.13)	1.52	1.39	(0.00)		(1.19)	(1.19)	16.88
8-1-03 to 3-31-04	13.02	(0.08)	3.76	3.68	(0.00)		(0.02)	(0.02)	16.68
8-1-02 to 7-31-03	12.25	(0.09)	1.74	1.65	(0.00)	[e]	(0.88)	(0.88)	13.02
8-1-01 to 7-31-02	15.05	(0.08)	(1.84)	(1.92)	(0.00)		(0.88)	(0.88)	12.25

Class B
4-1-06 to 3-31-07	$15.72	$(0.14)	$1.24	$1.10	$(0.00)		$(1.34)	$(1.34)	$15.48
4-1-05 to 3-31-06	16.59	(0.25)	2.53	2.28	(0.00)		(3.15)	(3.15)	15.72
4-1-04 to 3-31-05	16.61	(0.23)	1.40	1.17	(0.00)		(1.19)	(1.19)	16.59
12-8-03* to 3-31-04	15.27	(0.05)	1.41	1.36	(0.00)		(0.02)	(0.02)	16.61

Class C
4-1-06 to 3-31-07	$15.87	$(0.12)	$1.28	$1.16	$(0.00)		$(1.34)	$(1.34)	$15.69
4-1-05 to 3-31-06	16.67	(0.21)	2.56	2.35	(0.00)		(3.15)	(3.15)	15.87
4-1-04 to 3-31-05	16.63	(0.19)	1.42	1.23	(0.00)		(1.19)	(1.19)	16.67
12-8-03* to 3-31-04	15.27	(0.05)	1.43	1.38	(0.00)		(0.02)	(0.02)	16.63

Class Y
4-1-06 to 3-31-07	$16.36	$0.03	$1.37	$1.40	$(0.00)		$(1.34)	$(1.34)	$16.42
4-1-05 to 3-31-06	16.92	(0.06)	2.65	2.59	(0.00)		(3.15)	(3.15)	16.36
4-1-04 to 3-31-05	16.68	(0.10)	1.53	1.43	(0.00)		(1.19)	(1.19)	16.92
12-8-03* to 3-31-04	15.27	(0.04)	1.47	1.43	(0.00)		(0.02)	(0.02)	16.68

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Voluntary Expense Waiver		Ratio of Expenses to Average Net Assets excluding Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Voluntary Expense Waiver		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	8.26%	[a]	$121	1.74%		1.74%	[b]	-0.24%		-0.24%	[b]	123%
4-1-05 to 3-31-06	16.44%	[a]	86	1.80%		1.80%	[b]	-0.76%		-0.76%	[b]	157%
4-1-04 to 3-31-05	8.23%	[a]	66	1.76%		1.76%	[b]	-0.79%		-0.79%	[b]	124%
8-1-03 to 3-31-04	28.29%	[a]	65	1.65%	[c,d]	1.65%	[b,c,d]	-0.76%	[c,d]	-0.76%	[b,c,d]	27%
8-1-02 to 7-31-03	14.91%	[a]	59	1.53%		1.53%	[b]	-0.82%		-0.82%	[b]	54%
8-1-01 to 7-31-02	-13.27%	[a]	53	1.27%		1.37%		-0.57%		-0.67%		37%

Class B
4-1-06 to 3-31-07	7.11%		$9	2.82%		N/A		-1.33%		N/A		123%
4-1-05 to 3-31-06	15.28%		7	2.84%		N/A		-1.80%		N/A		157%
4-1-04 to 3-31-05	6.92%		5	3.02%		N/A		-1.88%		N/A		124%
12-8-03* to 3-31-04	8.93%		1	3.79%	[c]	N/A		-2.93%	[c]	N/A		27%	[f]

Class C
4-1-06 to 3-31-07	7.43%		$12	2.52%		N/A		-1.04%		N/A		123%
4-1-05 to 3-31-06	15.64%		10	2.54%		N/A		-1.50%		N/A		157%
4-1-04 to 3-31-05	7.28%		8	2.65%		N/A		-1.53%		N/A		124%
12-8-03* to 3-31-04	9.06%		2	2.83%	[c]	N/A		-2.00%	[c]	N/A		27%	[f]

Class Y
4-1-06 to 3-31-07	8.70%		$21	1.39%		N/A		0.08%		N/A		123%
4-1-05 to 3-31-06	16.88%		24	1.41%		N/A		-0.37%		N/A		157%
4-1-04 to 3-31-05	8.48%		25	1.53%		N/A		-0.56%		N/A		124%
12-8-03* to 3-31-04	9.38%		25	1.60%	[c]	N/A		-0.82%	[c]	N/A		27%	[f]

*Commencement of operations of the class.
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)There was no waiver of expenses during the period.
(c)Annualized.
(d)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that included the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.

(e)Not shown due to rounding.
(f)For the eight months ended March 31, 2004.

IVY VALUE FUND

	Selected Per-Share Data

		Income (Loss)
		From Investment Operations			Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$17.17	$0.13	$2.28	$2.41	$(0.13)	$(0.41)	$(0.54)	$19.04
4-1-05 to 3-31-06	16.04	0.10	1.14	1.24	(0.11)	(0.00)	(0.11)	17.17
4-1-04 to 3-31-05	14.54	0.15	1.48	1.63	(0.13)	(0.00)	(0.13)	16.04
8-1-03 to 3-31-04	12.54	0.08	1.98	2.06	(0.06)	(0.00)	(0.06)	14.54
8-1-02 to 7-31-03	11.81	0.12	0.72	0.84	(0.11)	(0.00)	(0.11)	12.54
10-1-01 to 7-31-02	12.59	0.08	(0.78)	(0.70)	(0.08)	(0.00)	(0.08)	11.81
10-1-00 to 9-30-01	15.08	0.09	(2.50)	(2.41)	(0.08)	(0.00)	(0.08)	12.59

Class B
4-1-05 to 3-31-06	$17.04	($0.03)	$2.23	$2.20	$0.00	$(0.41)	$(0.41)	$18.83
4-1-05 to 3-31-06	15.97	(0.04)	1.12	1.08	(0.01)	(0.00)	(0.01)	17.04
4-1-04 to 3-31-05	14.50	0.03	1.44	1.47	(0.00)	(0.00)	(0.00)	15.97
12-8-03* to 3-31-04	13.63	0.01	0.90	0.91	(0.04)	(0.00)	(0.04)	14.50

Class C
4-1-05 to 3-31-06	$17.08	($0.01)	$2.24	$2.23	$0.00	$(0.41)	$(0.41)	$18.90
4-1-05 to 3-31-06	16.00	(0.04)	1.13	1.09	(0.01)	(0.00)	(0.01)	17.08
4-1-04 to 3-31-05	14.51	0.03	1.46	1.49	(0.00)	(0.00)	(0.00)	16.00
12-8-03* to 3-31-04	13.63	0.02	0.90	0.92	(0.04)	(0.00)	(0.04)	14.51

Class Y
4-1-06 to 3-31-07	$17.18	$0.22	$2.22	$2.44	$(0.17)	$(0.41)	$(0.58)	$19.04
4-1-05 to 3-31-06	16.05	0.13	1.15	1.28	(0.15)	(0.00)	(0.15)	17.18
4-1-04 to 3-31-05	14.54	0.17	1.49	1.66	(0.15)	(0.00)	(0.15)	16.05
12-8-03* to 3-31-04	13.63	0.01	0.95	0.96	(0.05)	(0.00)	(0.05)	14.54

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Voluntary Expense Waiver		Ratio of Expenses to Average Net Assets excluding Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Voluntary Expense Waiver		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	14.12%	[a]	$73	1.49%		1.49%	[b]	0.76%		0.76%	[b]	61%
4-1-05 to 3-31-06	7.75%	[a]	58	1.53%		1.53%	[b]	0.65%		0.65%	[b]	63%
4-1-04 to 3-31-05	11.21%	[a]	41	1.47%		1.47%	[b]	0.92%		0.92%	[b]	81%
8-1-03 to 3-31-04	16.32%	[a]	52	1.45%	[c,d]	1.52%	[c,d]	0.61%	[c,d]	0.53%	[c,d]	86%
8-1-02 to 7-31-03	7.23%	[a]	64	1.29%		1.50%		1.05%		0.84%		123%
10-1-01 to 7-31-02	-5.72%	[a]	58	1.24%	[c]	1.41%	[c]	0.70%	[c]	0.53%	[c]	95%
10-1-00 to 9-30-01	-15.97%	[a]	66	1.24%		1.39%		0.61%		0.46%		148%

Class B
4-1-05 to 3-31-06	12.99%		$6	2.46%		N/A		-0.21%		N/A		61%
4-1-05 to 3-31-06	6.73%		5	2.50%		N/A		-0.33%		N/A		63%
4-1-04 to 3-31-05	10.14%		2	2.53%		N/A		0.07%		N/A		81%
12-8-03* to 3-31-04	6.65%		1	3.12%	[c]	N/A		-1.29%	[c]	N/A		86%	[e]

Class C
4-1-05 to 3-31-06	13.09%		$5	2.38%		N/A		-0.12%		N/A		61%
4-1-05 to 3-31-06	6.80%		4	2.41%		N/A		-0.23%		N/A		63%
4-1-04 to 3-31-05	10.27%		3	2.42%		N/A		0.15%		N/A		81%
12-8-03* to 3-31-04	6.73%		1	2.90%	[c]	N/A		-1.18%	[c]	N/A		86%	[e]

Class Y
4-1-06 to 3-31-07	14.28%		0.29	1.29%		N/A		0.96%		N/A		61%
4-1-05 to 3-31-06	7.99%		12.29	1.31%		N/A		0.89%		N/A		63%
4-1-04 to 3-31-05	11.44%		20.29	1.34%		N/A		1.09%		N/A		81%
12-8-03* to 3-31-04	7.05%		22.38	1.48%	[c]	N/A		0.35%	[c]	N/A		86%	[e]

*Commencement of operations of the class.
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)There was no waiver of expenses during the period.
(c)Annualized.
(d)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that included the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.

(e)For the eight months ended March 31, 2004.

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a ten-year period. Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the ten-year period (except for Class B shares, which convert to Class A shares after you have held them for eight years) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge (Load) that might be imposed on the purchase of shares (and deducted from the hypothetical initial investment of $10,000) is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges, if any, normally applicable to redemptions of shares (for example, CDSC, redemption fees). If redemption charges, if any, were reflected, the amounts shown in the "Hypothetical Expenses" column would be higher, and the amounts shown in the "Hypothetical Ending Investment" column would be lower. Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

Ivy Asset Strategy Fund -- Class A
Annual expense ratio	1.12%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$682.60	$9,790.69
2	$9,790.69	489.53	10,280.22	111.78	10,170.56
3	10,170.56	508.52	10,697.09	116.12	10,565.18
4	10,565.18	528.25	11,093.44	120.62	10,975.11
5	10,975.11	548.75	11,523.87	125.30	11,400.95
6	11,400.95	570.04	11,970.99	130.16	11,843.30
7	11,843.30	592.16	12,435.47	135.21	12,302.82
8	12,302.82	615.14	12,917.96	140.46	12,780.17
9	12,780.17	639.00	13,419.18	145.91	13,276.04
10	13,276.04	663.80	13,939.85	151.57	13,791.15
Cumulative Total	$1,859.73

Ivy Asset Strategy Fund -- Class B
Annual expense ratio	1.97%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$199.98	$10,303.00
2	$10,303.00	515.15	10,818.15	206.04	10,615.18
3	10,615.18	530.75	11,145.93	212.28	10,936.82
4	10,936.82	546.84	11,483.66	218.71	11,268.20
5	11,268.20	563.41	11,831.61	225.34	11,609.63
6	11,609.63	580.48	12,190.11	232.17	11,961.40
7	11,961.40	598.07	12,559.47	239.20	12,323.83
8	12,323.83	616.19	12,940.02	246.45	12,697.24

Converts from Class B to Class A	Annual Expense Ratio: 1.12%

9	12,697.24	634.86	13,332.11	144.96	13,189.90
10	13,189.90	659.49	13,849.39	150.59	13,701.66
Cumulative Total	$2,075.72

Ivy Asset Strategy Fund -- Class C

Annual expense ratio	1.89%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$191.93	$10,311.00
2	10,311.00	515.55	10,826.55	197.90	10,631.67
3	10,631.67	531.58	11,163.25	204.06	10,962.31
4	10,962.31	548.11	11,510.43	210.40	11,303.24
5	11,303.24	565.16	11,868.40	216.95	11,654.77
6	11,654.77	582.73	12,237.51	223.70	12,017.23
7	12,017.23	600.86	12,618.10	230.65	12,390.97
8	12,390.97	619.54	13,010.52	237.83	12,776.33
9	12,776.33	638.81	13,415.15	245.22	13,173.67
10	13,173.67	658.68	13,832.36	252.85	13,583.38
Cumulative Total	$2,211.49

Ivy Asset Strategy Fund -- Class Y
Annual expense ratio	1.14%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$116.20	$10,386.00
2	10,386.00	519.30	10,905.30	120.68	10,786.89
3	10,786.89	539.34	11,326.24	125.34	11,203.27
4	11,203.27	506.16	11,763.43	130.18	11,635.72
5	11,635.72	581.78	12,217.50	135.20	12,084.85
6	12,084.85	604.24	12,689.10	140.42	12,551.33
7	12,551.33	627.56	13,178.90	145.84	13,035.81
8	13,035.81	651.79	13,687.60	151.47	13,538.99
9	13,538.99	676.94	14,215.94	157.32	14,061.60
10	14,061.60	703.08	14,764.68	163.39	14,604.38
Cumulative Total	$1,386.04

Ivy Balanced Fund -- Class A
Annual expense ratio	1.39%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$708.37	$9,765.24
2	$9,765.24	488.26	10,253.50	138.18	10,117.76
3	10,117.76	505.88	10,623.65	143.17	10,483.01
4	10,483.01	524.15	11,007.17	148.34	10,861.45
5	10,861.45	543.07	11,404.52	153.69	11,253.55
6	11,253.55	562.67	11,816.23	159.24	11,659.80
7	11,659.80	582.99	12,242.79	164.99	12,080.72
8	12,080.72	604.03	12,684.76	170.95	12,516.84
9	12,516.84	625.84	13,142.68	177.12	12,968.69
10	12,968.69	648.43	13,617.13	183.51	13,436.86
Cumulative Total	$2,147.56

Ivy Balanced Fund -- Class B
Annual expense ratio	2.39%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$242.11	$10,261.00
2	10,261.00	513.05	10,774.05	248.43	10,528.81
3	10,528.81	526.44	11,055.25	254.92	10,803.61
4	10,803.61	540.18	11,343.79	261.57	11,085.58
5	11,085.58	554.27	11,639.86	268.40	11,374.92
6	11,374.92	568.74	11,943.66	275.40	11,671.80
7	11,671.80	583.59	12,255.39	282.59	11,976.44
8	11,976.44	598.82	12,575.26	289.97	12,289.02

Converts from Class B to Class A	Annual Expense Ratio: 1.39%

9	12,289.02	614.45	12,903.47	173.90	12,732.66
10	12,732.66	636.63	13,369.29	180.17	13,192.31
Cumulative Total	$2,477.46

Ivy Balanced Fund -- Class C
Annual expense ratio	2.16%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$219.06	$10,284.00
2	10,284.00	514.20	10,798.20	225.28	10,576.06
3	10,576.06	528.80	11,104.86	231.68	10,876.42
4	10,876.42	543.82	11,420.24	238.26	11,185.31
5	11,185.31	559.26	11,744.58	245.03	11,502.97
6	11,502.97	575.14	12,078.12	251.99	11,829.66
7	11,829.66	591.48	12,421.14	259.14	12,165.62
8	12,165.62	608.28	12,773.90	266.50	12,511.13
9	12,511.13	625.55	13,136.68	274.07	12,866.44
10	12,866.44	643.32	13,509.76	281.86	13,231.85
Cumulative Total	$2,492.87

Ivy Balanced Fund -- Class Y
Annual expense ratio	1.26%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$128.35	$10,374.00
2	10,374.00	518.70	10,892.70	133.15	10,761.98
3	10,761.98	538.09	11,300.08	138.13	11,164.48
4	11,164.48	558.22	11,722.71	143.30	11,582.03
5	11,582.03	579.10	12,161.13	148.66	12,015.20
6	12,015.20	600.76	12,615.96	154.22	12,464.57
7	12,464.57	623.22	13,087.80	159.99	12,930.74
8	12,930.74	646.53	13,577.28	165.97	13,414.35
9	13,414.35	670.71	14,085.07	172.18	13,916.05
10	13,916.05	695.80	14,644.85	178.62	14,436.51
Cumulative Total	$1,522.57

Ivy Capital Appreciation Fund -- Class A
Annual expense ratio	1.35%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$704.55	$9,769.01
2	9,769.01	488.45	10,257.46	134.28	10,125.58
3	10,125.58	506.27	10,631.86	139.19	10,495.16
4	10,495.16	524.75	11,019.92	144.27	10,878.23
5	10,878.23	543.91	11,422.15	149.53	11,275.29
6	11,275.29	563.76	11,839.05	154.99	11,686.84
7	11,686.84	584.34	12,271.18	160.65	12,113.41
8	12,113.41	605.67	12,719.08	166.51	12,555.55
9	12,555.55	627.77	13,183.32	172.59	13,013.82
10	13,013.82	650.69	13,664.52	178.89	13,488.83
Cumulative Total	$2,105.45

Ivy Capital Appreciation Fund -- Class B
Annual expense ratio	2.51%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$254.12	$10,249.00
2	10,249.00	512.45	10,761.45	260.45	10,504.20
3	10,504.20	525.21	11,029.41	266.93	10,765.75
4	10,765.75	538.28	11,304.04	273.58	11,033.82
5	11,033.82	551.69	11,585.51	280.39	11,308.56
6	11,308.56	565.42	11,873.99	287.37	11,590.14
7	11,590.14	579.50	12,169.65	294.53	11,878.74
8	11,878.74	593.93	12,472.67	301.86	12,174.52

Converts from Class B to Class A	Annual Expense Ratio: 1.35%

9	12,174.52	608.72	12,783.24	167.35	12,618.89
10	12,618.89	630.94	13,249.83	173.46	13,079.48
Cumulative Total	$2,560.04

Ivy Capital Appreciation Fund -- Class C
Annual expense ratio	2.19%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$222.07	$10,281.00
2	10,281.00	514.05	10,795.05	228.31	10,569.89
3	10,569.89	528.49	11,098.39	234.73	10,866.91
4	10,866.91	543.34	11,410.25	241.32	11,172.27
5	11,172.27	558.61	11,730.88	248.11	11,486.21
6	11,486.21	574.31	12,060.52	255.08	11,808.97
7	11,808.97	590.44	12,399.42	262.25	12,140.80
8	12,140.80	607.04	12,747.84	269.61	12,481.96
9	12,481.96	624.09	13,106.06	277.19	12,832.70
10	12,832.70	641.63	13,474.34	284.98	13,193.30
Cumulative Total	$2,523.65

Ivy Capital Appreciation Fund -- Class Y
Annual expense ratio	1.31%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$133.41	$10,369.00
2	10,369.00	518.45	10,887.45	138.34	10,751.61
3	10,751.61	537.58	11,289.19	143.44	11,148.35
4	11,148.35	557.41	11,705.76	148.73	11,559.72
5	11,559.72	577.98	12,137.71	154.22	11,986.27
6	11,986.27	599.31	12,585.59	159.91	12,428.57
7	12,428.57	621.42	13,050.00	165.81	12,887.18
8	12,887.18	644.35	13,531.54	171.93	13,362.72
9	13,362.72	668.13	14,030.86	178.28	13,855.80
10	13,855.80	692.79	14,548.59	184.86	14,367.08
Cumulative Total	$1,578.93

Ivy Core Equity Fund -- Class A
Annual expense ratio	1.37%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$706.46	$9,767.12
2	9,767.12	488.34	10,255.48	136.23	10,121.67
3	10,121.67	506.08	10,627.75	141.18	10,489.09
4	10,489.09	524.45	11,013.54	146.30	10,869.84
5	10,869.84	543.49	11,413.33	151.61	11,264.42
6	11,264.42	563.22	11,827.64	157.12	11,673.31
7	11,673.31	583.66	12,256.98	162.82	12,097.06
8	12,097.06	604.85	12,701.91	168.73	12,536.18
9	12,536.18	626.80	13,162.99	174.86	12,991.24
10	12,991.24	649.56	13,640.80	181.21	13,462.82
Cumulative Total	$2,126.52

Ivy Core Equity Fund -- Class B
Annual expense ratio	2.29%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$232.10	$10,271.00
2	10,271.00	513.55	10,784.55	238.39	10,549.34
3	10,549.34	527.46	11,076.81	244.85	10,835.23
4	10,835.23	541.76	11,376.99	251.48	11,128.86
5	11,128.86	556.44	11,685.30	258.30	11,430.45
6	11,430.45	571.52	12,001.98	265.30	11,740.22
7	11,740.22	587.01	12,327.23	272.49	12,058.38
8	12,058.38	602.91	12,661.30	279.87	12,385.16

Converts from Class B to Class A	Annual Expense Ratio: 1.37%

9	12,385.16	619.25	13,004.42	172.75	12,834.74
10	12,834.74	641.73	13,476.48	179.02	13,300.64

Cumulative Total	$2,394.55

Ivy Core Equity Fund -- Class C
Annual expense ratio	2.13%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$216.05	$10,287.00
2	10,287.00	514.35	10,801.35	222.25	10,582.23
3	10,582.23	529.11	11,111.34	228.63	10,885.94
4	10,885.94	544.29	11,430.24	235.19	11,198.37
5	11,198.37	559.91	11,758.29	241.94	11,519.76
6	11,519.76	575.98	12,095.75	248.89	11,850.38
7	11,850.38	592.51	12,442.90	256.03	12,190.49
8	12,190.49	609.52	12,800.01	263.38	12,540.35
9	12,540.35	627.01	13,167.37	270.94	12,900.26
10	12,900.26	645.01	13,545.27	278.71	13,270.50
Cumulative Total	$2,462.01

Ivy Core Equity Fund -- Class Y
Annual expense ratio	1.22%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$124.30	$10,378.00
2	10,378.00	518.90	10,896.90	129.00	10,770.28
3	10,770.28	538.51	11,308.80	133.88	11,177.40
4	11,177.40	558.87	11,736.27	138.94	11,599.91
5	11,599.91	579.99	12,179.90	144.19	12,038.38
6	12,038.38	601.91	12,640.30	149.64	12,493.43
7	12,493.43	624.67	13,118.11	155.30	12,965.69
8	12,965.69	648.28	13,613.97	161.17	13,455.79
9	13,455.79	672.78	14,128.58	167.26	13,964.42
10	13,964.42	698.22	14,662.64	173.58	14,492.27
Cumulative Total	$1,477.26

Ivy Cundill Global Value Fund -- Class A
Annual expense ratio	1.55%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$723.60	$9,750.162
2	9,750.162	487.50	10,237.67	153.73	10,086.54
3	10,086.54	504.32	10,590.87	159.03	10,434.52
4	10,434.52	521.72	10,956.25	164.52	10,794.52
5	10,794.52	539.72	11,334.24	170.20	11,166.93
6	11,166.93	558.34	11,725.27	176.07	11,552.19
7	11,552.19	577.60	12,129.79	182.14	11,950.74
8	11,950.74	597.53	12,548.27	188.43	12,363.04
9	12,363.04	618.15	12,981.19	194.93	12,789.56
10	12,789.56	639.47	13,429.04	201.65	13,230.80
Cumulative Total	$2,314.30

Ivy Cundill Global Value Fund -- Class B
Annual expense ratio	2.44%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$247.12	$10,256.00
2	10,256.00	512.80	10,768.80	253.44	10,518.55
3	10,518.55	525.92	11,044.48	259.93	10,787.82
4	10,787.82	539.39	11,327.22	266.59	11,063.99
5	11,063.99	553.19	11,617.19	273.41	11,347.23
6	11,347.23	567.36	11,914.59	280.41	11,637.72
7	11,637.72	581.88	12,219.61	287.59	11,935.65
8	11,935.65	596.78	12,532.43	294.95	12,241.20

Converts from Class B to Class A	Annual Expense Ratio: 1.55%

9	12,241.20	612.06	12,853.26	193.01	12,663.52
10	12,663.52	633.17	13,296.70	199.67	13,100.41
Cumulative Total	$2,556.12

Ivy Cundill Global Value Fund -- Class C
Annual expense ratio	2.21%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$224.08	$10,279.00
2	10,279.00	513.95	10,792.95	230.33	10,565.78
3	10,565.78	528.28	11,094.07	236.76	10,860.56
4	10,860.56	543.02	11,403.59	243.36	11,163.57
5	11,163.57	558.17	11,721.75	250.15	11,475.04
6	11,475.04	573.75	12,048.79	257.13	11,795.19
7	11,795.19	589.75	12,384.95	264.31	12,124.28
8	12,124.28	606.21	12,730.49	271.68	12,462.55
9	12,462.55	623.12	13,085.67	279.26	12,810.25
10	12,810.25	640.51	13,450.76	287.05	13,167.66
Cumulative Total	$2,544.11

Ivy Cundill Global Value Fund -- Class Y
Annual expense ratio	1.42%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$144.54	$10,358.00
2	10,358.00	517.90	10,875.90	149.71	10,728.81
3	10,728.81	536.44	11,265.25	155.07	11,112.90
4	11,112.90	555.64	11,668.55	160.62	11,510.75
5	11,510.75	575.53	12,086.28	166.37	11,922.83
6	11,922.83	596.14	12,518.97	172.33	12,349.67
7	12,349.67	617.48	12,967.15	178.50	12,791.79
8	12,791.79	639.58	13,431.38	184.89	13,249.73
9	13,249.73	662.48	13,912.22	191.51	13,724.07
10	13,724.07	686.20	14,410.28	198.37	14,215.39
Cumulative Total	$1,701.91

Ivy Dividend Income Fund -- Class A
Annual expense ratio	1.38%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$707.41	$9,766.18
2	9,766.18	488.30	10,254.49	137.21	10,119.72
3	10,119.72	505.98	10,625.70	142.17	10,486.05
4	10,486.05	524.30	11,010.32	147.32	10,865.65
5	10,865.65	543.28	11,408.93	152.66	11,258.98
6	11,258.98	562.94	11,821.93	158.18	11,666.56
7	11,666.56	583.32	12,249.88	163.91	12,088.89
8	12,088.89	604.44	12,693.33	169.84	12,526.50
9	12,526.50	626.32	13,152.83	175.99	12,979.96
10	12,979.96	649.99	13,628.96	182.36	13,449.84
Cumulative Total	$2,137.05

Ivy Dividend Income Fund -- Class B
Annual expense ratio	2.30%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$233.10	$10,270.00
2	10,270.00	513.50	10,783.50	239.39	10,547.29
3	10,547.29	527.36	11,074.65	245.86	10,832.06
4	10,832.06	541.60	11,373.67	252.50	11,124.53
5	11,124.53	556.22	11,680.75	259.31	11,424.89
6	11,424.89	571.24	11,996.13	266.32	11,733.36
7	11,733.36	586.66	12,320.03	273.51	12,050.16
8	12,050.16	602.50	12,652.67	280.89	12,375.52

Converts from Class B to Class A	Annual Expense Ratio: 1.38%

9	12,375.52	618.77	12,994.29	173.87	12,823.51
10	12,823.51	641.17	13,464.69	180.16	13,287.72
Cumulative Total	$2,404.91

Ivy Dividend Income Fund -- Class C
Annual expense ratio	2.17%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$220.07	$10,283.00
2	10,283.00	514.15	10,797.15	226.29	10,574.00
3	10,574.00	528.70	11,102.70	232.70	10,873.25
4	10,873.25	543.66	11,416.91	239.28	11,180.96
5	11,180.96	559.04	11,740.01	246.06	11,497.38
6	11,497.38	574.86	12,072.25	253.02	11,822.76
7	11,822.76	591.13	12,413.90	260.18	12,157.34
8	12,157.34	607.86	12,765.21	267.54	12,501.40
9	12,501.40	625.07	13,126.47	275.11	12,855.19
10	12,855.19	642.75	13,497.95	282.90	13,218.99
Cumulative Total	$2,503.15

Ivy Dividend Income Fund -- Class Y
Annual expense ratio	1.29%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$131.39	$10,371.00
2	10,371.00	518.55	10,889.55	136.26	10,755.76
3	10,755.76	537.78	11,293.55	141.32	11,154.80
4	11,154.80	557.74	11,712.54	146.56	11,568.64
5	11,568.64	578.43	12,147.07	152.00	11,997.84
6	11,997.84	599.89	12,597.73	157.64	12,442.96
7	12,442.96	622.14	13,065.11	163.49	12,904.59
8	12,904.59	645.22	13,549.82	169.55	13,383.35
9	13,383.35	669.16	14,052.52	175.84	13,879.87
10	13,879.87	693.99	14,573.87	182.37	14,394.82
Cumulative Total	$1,556.42

Ivy Energy Fund -- Class A
Annual expense ratio	3.56%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$912.94	$9,560.72
2	9,560.72	478.03	10,038.75	342.81	9,698.39
3	9,698.39	484.91	10,183.31	347.74	9,838.05
4	9,838.05	491.90	10,329.95	352.75	9,979.71
5	9,979.71	498.98	10,478.70	357.83	10,123.42
6	10,123.42	506.17	10,629.59	362.98	10,269.20
7	10,269.20	513.46	10,782.66	368.21	10,417.08
8	10,417.08	520.85	10,937.93	373.51	10,567.08
9	10,567.08	528.35	11,095.44	378.89	10,719.25
10	10,719.25	535.96	11,255.21	384.35	10,873.61
Cumulative Total	$4,182.01

Ivy Energy Fund -- Class B
Annual expense ratio	4.09%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$410.86	$10,091.00
2	10,091.00	504.55	10,595.55	414.59	10,182.82
3	10,182.82	509.14	10,691.96	418.37	10,275.49
4	10,275.49	513.77	10,789.26	422.17	10,368.99
5	10,368.99	518.44	10,887.44	426.02	10,463.35
6	10,463.35	523.16	10,986.52	429.89	10,558.57
7	10,558.57	527.92	11,086.50	433.81	10,654.65
8	10,654.65	532.73	11,187.38	437.75	10,751.61

Converts from Class B to Class A	Annual Expense Ratio: 3.56%

9	10,751.61	537.58	11,289.19	385.51	10,906.43
10	10,906.43	545.32	11,451.75	391.06	11,063.48
Cumulative Total	$4,170.03

Ivy Energy Fund -- Class C
Annual expense ratio	4.06%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$407.90	$10,094.00
2	10,094.00	504.70	10,598.70	411.74	10,188.88
3	10,188.88	509.44	10,698.32	415.61	10,284.65
4	10,284.65	514.23	10,798.89	419.51	10,381.33
5	10,381.33	519.06	10,900.40	423.46	10,478.91
6	10,478.91	523.94	11,002.94	427.44	10,577.42
7	10,577.42	528.87	11,106.29	431.46	10,676.84
8	10,676.84	533.84	11,210.69	435.51	10,777.21
9	10,777.21	538.86	11,316.07	439.61	10,878.51
10	10,878.51	543.92	11,422.44	443.74	10,980.77
Cumulative Total	$4,255.98

Ivy Energy Fund -- Class Y
Annual expense ratio	3.29%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	331.81	$10,171.00
2	10,171.00	508.55	10,679.55	337.48	10,344.92
3	10,344.92	517.24	10,862.17	343.25	10,521.82
4	10,521.82	526.09	11,047.91	349.12	10,701.74
5	10,701.74	535.08	11,236.83	355.09	10,884.74
6	10,884.74	544.23	11,428.98	361.16	11,070.87
7	11,070.87	553.54	11,624.41	367.34	11,260.18
8	11,260.18	563.00	11,823.19	373.62	11,452.73
9	11,452.73	572.63	12,025.37	380.01	11,648.57
10	11,648.57	582.42	12,231.00	386.51	11,847.76
Cumulative Total	$3,585.39

Ivy European Opportunities Fund -- Class A
Annual expense ratio	1.62%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$730.26	$9,743.56
2	9,743.56	487.17	10,230.74	160.51	10,072.89
3	10,072.89	503.64	10,576.54	165.93	10,413.36
4	10,413.36	520.66	10,934.02	171.54	10,765.33
5	10,765.33	538.26	11,303.59	177.34	11,129.20
6	11,129.20	556.46	11,685.66	183.34	11,505.36
7	11,505.36	575.26	12,080.63	189.53	11,894.24
8	11,894.24	594.71	12,488.96	195.94	12,296.27
9	12,296.27	614.81	12,911.08	202.56	12,711.88
10	12,711.88	635.59	13,347.48	209.41	13,141.55
Cumulative Total	$2,386.36

Ivy European Opportunities Fund -- Class B
Annual expense ratio	2.37%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$240.11	$10,263.00
2	10,263.00	513.15	10,776.15	246.43	10,532.91
3	10,532.91	526.64	11,059.56	252.91	10,809.93
4	10,809.93	540.49	11,350.42	259.56	11,094.23
5	11,094.23	554.71	11,648.94	266.39	11,386.01
6	11,386.01	569.30	11,955.31	273.39	11,685.46
7	11,685.46	584.27	12,269.73	280.58	11,992.79
8	11,992.79	599.63	12,592.43	287.96	12,308.20

Converts from Class B to Class A	Annual Expense Ratio: 1.62%

9	12,308.20	615.41	12,923.61	202.76	12,724.21
10	12,725.45	636.21	13,360.43	209.61	13,154.29
Cumulative Total	$2,519.70

Ivy European Opportunities Fund -- Class C
Annual expense ratio	2.30%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$233.10	$10,270.00
2	10,270.00	513.50	10,783.50	239.39	10,547.29
3	10,547.29	527.36	11,074.65	245.86	10,832.06
4	10,832.06	541.60	11,373.67	252.50	11,124.53
5	11,124.53	556.22	11,680.75	259.31	11,424.89
6	11,424.89	571.24	11,996.13	266.32	11,733.36
7	11,733.36	586.66	12,320.03	273.51	12,050.16
8	12,050.16	602.50	12,652.67	280.89	12,375.52
9	12,375.52	618.77	12,994.29	288.47	12,709.66
10	12,709.66	635.48	13,345.14	296.26	13,052.82
Cumulative Total	$2,635.61

Ivy European Opportunities Fund -- Class Y
Annual expense ratio	1.41%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$143.53	$10,359.00
2	10,359.00	517.95	10,876.95	148.68	10,730.88
3	10,730.88	536.54	11,267.43	154.02	11,116.12
4	11,116.12	555.80	11,671.93	159.55	11,515.19
5	11,515.19	575.75	12,090.95	165.27	11,928.59
6	11,928.59	596.42	12,525.02	171.21	12,356.82
7	12,356.82	617.84	12,974.66	177.35	12,800.43
8	12,800.43	640.02	13,440.45	183.72	13,259.97
9	13,259.97	662.99	13,922.97	190.32	13,736.00
10	13,736.00	686.80	14,422.80	197.15	14,229.12
Cumulative Total	$1,690.80

Ivy Global Natural Resources Fund -- Class A
Annual expense ratio	1.29%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$698.83	$9,774.66
2	9,774.66	488.73	10,263.40	128.43	10,137.30
3	10,137.30	506.86	10,644.17	133.19	10,513.40
4	10,513.40	525.67	11,039.07	138.13	10,903.44
5	10,903.44	545.17	11,448.62	143.26	11,307.96
6	11,307.96	565.39	11,873.36	148.57	11,727.49
7	11,727.49	586.37	12,313.86	154.09	12,162.58
8	12,162.58	608.12	12,770.71	159.80	12,613.81
9	12,613.81	630.69	13,244.50	165.73	13,081.78
10	13,081.78	654.08	13,735.87	171.88	13,567.12
Cumulative Total	$2,041.91

Ivy Global Natural Resources Fund -- Class B
Annual expense ratio	2.10%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$213.04	$10,290.00
2	10,290.00	514.50	10,804.50	219.22	10,588.41
3	10,588.41	529.42	11,117.83	225.58	10,895.47
4	10,895.47	544.77	11,440.24	232.12	11,211.44
5	11,211.44	560.57	11,772.01	238.85	11,536.57
6	11,536.57	576.82	12,113.40	245.78	11,871.13
7	11,871.13	593.55	12,464.69	252.90	12,215.39
8	12,215.39	610.76	12,826.16	260.24	12,569.64

Converts from Class B to Class A	Annual Expense Ratio: 1.29%

9	12,569.64	628.48	13,198.12	165.15	13,035.97
10	13,035.97	651.79	13,687.77	171.28	13,519.61
Cumulative Total	$2,224.16

Ivy Global Natural Resources Fund -- Class C
Annual expense ratio	2.02%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$205.00	$10,298.00
2	10,298.00	514.90	10,812.90	211.11	10,604.88
3	10,604.88	530.24	11,135.12	217.41	10,920.90
4	10,920.90	546.04	11,466.95	223.88	11,246.34
5	11,246.34	562.31	11,808.66	230.56	11,581.49
6	11,581.49	579.07	12,160.56	237.43	11,926.61
7	11,926.61	596.33	12,522.94	244.50	12,282.03
8	12,282.03	614.10	12,896.13	251.79	12,648.03
9	12,648.03	632.40	13,280.43	259.29	13,024.94
10	13,024.94	651.24	13,676.19	267.02	13,413.09
Cumulative Total	$2,347.99

Ivy Global Natural Resources Fund -- Class Y
Annual expense ratio	1.26%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$128.35	$10374.00
2	10374.00	518.70	10,892.70	133.15	10,761.98
3	10,761.98	538.09	11,300.08	138.13	11,164.48
4	11,164.48	558.22	11,722.71	143.30	11,582.03
5	11,582.03	579.10	12,161.13	148.66	12,015.20
6	12,015.20	600.76	12,615.96	154.22	12,464.57
7	12,464.57	623.22	13,087.80	159.99	12,930.74
8	12,930.74	646.53	13,577.28	165.97	13,414.35
9	13,414.35	670.71	14,085.07	172.18	13,916.05
10	13,916.05	695.80	14,611.85	178.62	14,436.51
Cumulative Total	$1,522.57

Ivy International Balanced Fund -- Class A
Annual expense ratio	1.38%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$707.41	$9,766.18
2	9,766.18	488.30	10,254.49	137.21	10,119.72
3	10,119.72	505.98	10,625.70	142.17	10,486.05
4	10,486.05	524.30	11,010.32	147.32	10,865.65
5	10,865.65	543.28	11,408.93	152.66	11,258.98
6	11,258.98	562.94	11,821.93	158.18	11,666.56
7	11,666.56	583.32	12,249.88	163.91	12,088.89
8	12,088.89	604.44	12,693.33	169.84	12,526.50
9	12,526.50	626.32	13,152.83	175.99	12,979.96
10	12,979.96	649.99	13,628.96	182.36	13,449.84
Cumulative Total	$2,137.05

Ivy International Balanced Fund -- Class B
Annual expense ratio	2.35%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$238.11	$10,265.00
2	10,265.00	513.25	10,778.25	244.42	10,537.02
3	10,537.02	526.85	11,063.87	250.90	10,816.25
4	10,816.25	540.81	11,357.06	257.54	11,102.88
5	11,102.88	555.14	11,658.02	264.37	11,397.11
6	11,397.11	569.85	11,966.96	271.38	11,699.13
7	11,699.13	584.95	12,284.09	278.57	12,009.16
8	12,009.16	600.45	12,609.61	285.95	12,327.40

Converts from Class B to Class A	Annual Expense Ratio: 1.38%

9	12,327.40	616.37	12,943.77	173.19	12,773.65
10	12,773.65	638.68	13,412.33	179.46	13,236.06
Cumulative Total	$2,443.89

Ivy International Balanced Fund -- Class C
Annual expense ratio	2.12%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$215.05	$10,288.00
2	10,288.00	514.40	10,802.40	221.24	10,584.29
3	10,584.29	529.21	11,113.50	227.61	10,889.12
4	10,889.12	544.45	11,433.57	234.17	11,202.72
5	11,202.72	560.13	11,762.86	240.91	11,525.36
6	11,525.36	576.26	12,101.63	247.85	11,857.29
7	11,857.29	592.86	12,450.16	254.99	12,198.78
8	12,198.78	609.93	12,808.72	262.33	12,550.11
9	12,550.11	627.50	13,177.61	269.89	12,911.55
10	12,911.55	645.57	13,557.13	277.66	13,283.40
Cumulative Total	$2,451.70

Ivy International Balanced Fund -- Class Y
Annual expense ratio	1.25%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$127.34	$10,375.00
2	10,375.00	518.75	10,893.75	132.11	10,764.06
3	10,764.06	538.20	11,302.26	137.07	11,167.71
4	11,167.71	558.38	11,726.10	142.21	11,586.50
5	11,586.50	579.32	12,165.82	147.54	12,020.99
6	12,020.99	601.04	12,622.04	153.07	12,471.78
7	12,471.78	623.58	13,095.37	158.82	12,939.47
8	12,939.47	646.97	12,586.45	164.77	13,424.70
9	13,424.70	671.23	14,095.94	170.95	13,928.13
10	13,928.13	696.40	14,624.54	177.36	14,450.43
Cumulative Total	$1,511.24

Ivy International Core Equity Fund (formerly, Ivy International Value Fund) -- Class A
Annual expense ratio	1.61%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$729.31	$9,744.50
2	9,744.50	487.22	10,231.73	159.54	10,074.84
3	10,074.84	503.74	10,578.58	164.95	10,416.38
4	10,416.38	520.81	10,937.20	170.54	10,769.49
5	10,769.49	538.47	11,307.97	176.32	11,134.58
6	11,134.58	556.72	11,691.31	182.30	11,512.04
7	11,512.04	575.60	12,087.64	188.48	11,902.30
8	11,902.30	595.11	12,497.42	194.87	12,305.79
9	12,305.79	615.28	12,921.08	201.48	12,722.96
10	12,722.96	636.14	13,359.10	208.31	13,154.26
Cumulative Total	$2,376.10

Ivy International Core Equity Fund -- Class B
Annual expense ratio	2.35%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$238.11	$10,265.00
2	10,265.00	513.25	10,778.25	244.42	10,537.02
3	10,537.02	526.85	11,063.87	250.90	10,816.25
4	10,816.25	540.81	11,357.06	257.54	11,102.88
5	11,102.88	555.14	11,658.02	264.37	11,397.11
6	11,397.11	569.85	11,966.96	271.38	11,699.13
7	11,699.13	584.95	12,284.09	278.57	12,009.16
8	12,009.16	600.45	12,609.61	285.95	12,327.40

Converts from Class B to Class A         Annual Expense Ratio: 1.61%

9	12,327.40	616.37	12,943.77	195.61	12,751.46
10	12,751.46	637.57	13,389.04	202.34	13,091.11
Cumulative Total	$2,489.19

Ivy International Core Equity Fund -- Class C
Annual expense ratio	2.29%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$232.10	$10,271.00
2	10,271.00	513.55	10,784.55	238.39	10,549.34
3	10,549.34	527.46	11,076.81	244.85	10,835.23
4	10,835.23	541.76	11,376.99	251.48	11,128.86
5	11,128.86	556.44	11,685.30	258.30	11,430.45
6	11,430.45	571.52	12,001.98	265.30	11,740.22
7	11,740.22	587.01	12,327.23	272.49	12,058.38
8	12,058.38	602.91	12,661.30	279.87	12,385.16
9	12,385.16	619.25	13,004.42	287.46	12,720.80
10	12,720.80	636.04	13,356.84	295.25	13,065.53
Cumulative Total	$2,625.49

Ivy International Core Equity Fund -- Class Y
Annual expense ratio	1.46%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$148.58	$10,354.00
2	10,354.00	517.70	10,871.70	153.84	10,720.53
3	10,720.53	536.02	11,256.55	159.29	11,100.03
4	11,100.03	555.00	11,655.04	164.92	11,492.97
5	11,492.97	574.64	12,067.62	170.76	11,899.83
6	11,899.83	594.99	12,494.82	176.81	12,321.08
7	12,321.08	616.05	12,937.13	183.07	12,757.25
8	12,757.25	637.86	13,395.11	189.55	13,208.85
9	13,208.85	660.44	13,869.30	196.26	13,676.45
10	13,676.45	683.82	14,360.27	203.21	14,160.59
Cumulative Total	$1,746.29

Ivy International Growth Fund (formerly, Ivy International Fund) -- Class A
Annual expense ratio	1.46%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$715.045	$9,758.64
2	9,758.64	487.93	10,246.57	144.99	10,104.10
3	10,104.10	505.20	10,609.30	150.13	10,461.78
4	10,461.78	523.08	10,984.87	155.44	10,832.13
5	10,832.13	541.60	11,373.74	160.94	11,215.59
6	11,215.59	560.77	11,776.37	166.64	11,612.62
7	11,612.62	580.63	12,193.25	172.54	12,023.70
8	12,023.70	601.18	12,624.89	178.65	12,449.34
9	12,449.34	622.46	13,071.81	184.97	12,890.05
10	12,890.05	644.50	13,534.55	191.52	13,346.36
Cumulative Total	$2,220.86

Ivy International Growth Fund -- Class B
Annual expense ratio	2.55%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$258.12	$10,245.00
2	10,245.00	512.25	10,757.25	264.44	10,496.00
3	10,496.00	524.80	11,020.80	270.92	10,753.15
4	10,753.15	537.65	11,290.81	277.56	11,016.60
5	11,016.60	550.83	11,567.43	284.36	11,286.51
6	11,286.51	564.32	11,850.83	291.33	11,563.03
7	11,563.03	578.15	12,141.18	298.46	11,846.32
8	11,846.32	592.31	12,438.64	305.78	12,136.56

Converts from Class B to Class A	Annual Expense Ratio: 1.46%

9	12,136.56	606.82	12,743.39	180.33	12,566.19
10	12,566.19	628.30	13,194.50	186.71	13,011.04
Cumulative Total	$2,618.01

Ivy International Growth Fund -- Class C
Annual expense ratio	2.54%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$257.12	$10,246.00
2	10,246.00	512.30	10,758.30	263.44	10,498.05
3	10,498.05	524.90	11,022.95	269.93	10,756.30
4	10,756.30	537.81	11,294.11	276.57	11,020.90
5	11,020.90	551.04	11,571.95	283.37	11,292.02
6	11,292.02	564.60	11,856.62	290.34	11,569.80
7	11,569.80	578.49	12,148.29	297.48	11,854.42
8	11,854.42	592.72	12,447.14	304.80	12,146.04
9	12,146.04	607.30	12,753.34	312.30	12,444.83
10	12,444.83	622.24	13,067.07	319.98	12,750.97
Cumulative Total	$2,875.33

Ivy International Growth Fund -- Class Y
Annual expense ratio	1.46%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$148.58	$10,354.00
2	10,354.00	517.70	10,871.70	153.84	10,720.53
3	10,720.53	536.02	11,256.55	159.29	11,100.03
4	11,100.03	555.00	11,655.04	164.92	11,492.97
5	11,492.97	574.64	12,067.62	170.76	11,899.83
6	11,899.83	594.99	12,494.82	176.81	12,321.08
7	12,321.08	616.05	12,937.13	183.07	12,757.25
8	12,757.25	637.86	13,395.11	189.55	13,208.85
9	13,208.85	660.44	13,869.30	196.26	13,676.45
10	13,676.45	683.82	14,360.27	203.21	14,160.59
Cumulative Total	$1,746.29

Ivy Large Cap Growth Fund -- Class A
Annual expense ratio	1.15%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$685.47	$9,787.86
2	9,787.86	489.39	10,277.25	114.72	10,164.69
3	10,164.69	508.23	10,672.93	119.14	10,556.03
4	10,556.03	527.80	11,083.83	123.73	10,962.44
5	10,962.44	548.12	11,510.56	128.49	11,384.49
6	11,384.49	569.22	11,953.72	133.44	11,822.80
7	11,822.80	591.14	12,413.94	138.57	12,277.97
8	12,277.97	613.89	12,891.87	143.91	12,750.68
9	12,750.68	637.53	13,388.21	149.45	13,241.58
10	13,241.58	662.07	13,903.66	155.20	13,751.38
Cumulative Total	$1,892.12

Ivy Large Cap Growth Fund -- Class B
Annual expense ratio	2.43%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$246.12	$10,257.00
2	10,257.00	512.85	10,769.85	252.44	10,520.60
3	10,520.60	526.03	11,046.63	258.93	10,790.98
4	10,790.98	539.54	11,330.53	265.59	11,068.31
5	11,068.31	553.41	11,621.72	272.41	11,352.76
6	11,352.76	567.63	11,920.40	279.41	11,644.53
7	11,644.53	582.22	12,226.76	286.59	11,943.79
8	11,943.79	597.18	12,540.98	293.96	12,250.75

Converts from Class B to Class A	Annual Expense Ratio: 1.15%

9	12,250.75	612.53	12,863.29	143.59	12,722.40
10	12,722.40	636.12	13,358.52	149.12	13,212.22
Cumulative Total	$2,448.16

Ivy Large Cap Growth Fund -- Class C

Annual expense ratio	2.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$221.07	$10,282.00
2	10,282.00	514.10	10,796.10	227.30	10,571.95
3	10,571.95	528.59	11,100.55	233.71	10,870.08
4	10,870.08	543.50	11,413.58	240.30	11,176.61
5	11,176.61	558.83	11,735.44	247.08	11,491.79
6	11,491.79	574.58	12,068.38	254.05	11,815.86
7	11,815.86	590.79	12,406.66	261.21	12,149.07
8	12,149.07	607.45	12,756.52	268.58	12,491.67
9	12,491.67	624.58	13,116.26	276.15	12,843.94
10	12,843.94	642.19	13,486.14	283.94	13,206.14
Cumulative Total	$2,513.39

Ivy Large Cap Growth Fund -- Class Y
Annual expense ratio	1.06%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$108.08	$10,394.00
2	10,394.00	519.70	10,913.70	112.34	10,803.52
3	10,803.52	540.17	11,343.69	116.77	11,229.18
4	11,229.18	561.45	11,790.64	121.37	11,671.61
5	11,671.61	583.58	12,255.19	126.15	12,131.47
6	12,131.47	606.57	12,738.04	131.12	12,609.45
7	12,609.45	630.47	13,239.92	136.29	13,106.26
8	13,106.26	655.31	13,761.57	141.66	13,622.65
9	13,622.65	681.13	14,303.78	147.24	14,159.38
10	14,159.38	707.96	14,867.35	153.04	14,717.26
Cumulative Total	$1,294.06

Ivy Mid Cap Growth Fund -- Class A
Annual expense ratio	1.60%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$728.36	$9,745.45
2	9,745.45	487.27	10,232.72	158.57	10,076.79
3	10,076.79	503.83	10,580.63	163.96	10,419.40
4	10,419.40	520.97	10,940.37	169.54	10,773.66
5	10,773.66	538.68	11,312.34	175.30	11,139.97
6	11,139.97	556.99	11,696.96	181.26	11,518.72
7	11,518.72	575.93	12,094.66	187.43	11,910.36
8	11,910.36	595.51	12,505.88	193.80	12,315.31
9	12,315.31	615.76	12,931.08	200.39	12,734.03
10	12,734.03	636.70	13,370.74	207.20	13,166.99
Cumulative Total	$2,365.81

Ivy Mid Cap Growth Fund -- Class B
Annual expense ratio	2.62%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$265.11	$10,238.00
2	10,238.00	511.90	10,749.90	271.42	10,481.66
3	10,481.66	524.08	11,005.74	277.88	10,731.12
4	10,731.12	536.55	11,267.68	284.50	10,986.52
5	10,986.52	549.32	11,535.85	291.27	11,248.00
6	11,248.00	562.40	11,810.40	298.20	11,515.71
7	11,515.71	575.78	12,091.49	305.30	11,789.78
8	11,789.78	589.48	12,379.27	312.56	12,070.38

Converts from Class B to Class A	Annual Expense Ratio: 1.60%

9	12,070.38	603.51	12,673.90	196.40	12,480.77
10	12,480.77	624.03	13,104.81	203.08	12,905.12
Cumulative Total	$2,705.72

Ivy Mid Cap Growth Fund -- Class C
Annual expense ratio	2.38%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$241.11	$10,262.00
2	10,262.00	513.10	10,775.10	247.43	10,530.86
3	10,530.86	526.54	11,057.40	253.91	10,806.77
4	10,806.77	540.33	11,347.11	260.57	11,089.91
5	11,089.91	554.49	11,644.40	267.39	11,380.46
6	11,380.46	569.02	11,949.48	274.40	11,678.63
7	11,678.63	583.93	12,262.56	281.59	11,984.61
8	11,984.61	599.23	12,583.84	288.97	12,298.61
9	12,298.61	614.93	12,913.54	296.54	12,620.83
10	12,620.83	631.04	13,251.87	304.31	12,951.50
Cumulative Total	$2,716.22

Ivy Mid Cap Growth Fund -- Class Y
Annual expense ratio	1.41%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$143.53	$10,359.00
2	10,359.00	517.95	10,876.95	148.68	10,730.88
3	10,730.88	536.54	11,267.43	154.02	11,116.12
4	11,116.12	555.80	11,671.93	159.55	11,515.19
5	11,515.19	575.75	12,090.95	165.27	11,928.59
6	11,928.59	596.42	12,525.02	171.21	12,356.82
7	12,356.82	617.84	12,974.66	177.35	12,800.43
8	12,800.43	640.02	13,440.45	183.72	13,259.97
9	13,259.97	662.99	13,922.97	190.32	13,736.00
10	13,736.00	686.80	14,422.80	197.15	14,229.12
Cumulative Total	$1,690.80

Ivy Pacific Opportunities Fund -- Class A
Annual expense ratio	1.84%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$751.16	$9,722.83
2	9,722.83	486.14	10,208.97	181.72	10,030.07
3	10,030.07	501.50	10,531.57	187.46	10,347.02
4	10,347.02	517.35	10,864.37	193.39	10,673.98
5	10,673.98	533.69	11,207.68	199.50	11,011.28
6	11,011.28	550.56	11,561.84	205.80	11,359.24
7	11,359.24	567.96	11,927.20	212.31	11,718.19
8	11,718.19	585.90	12,304.10	219.02	12,088.48
9	12,088.48	604.42	12,692.91	225.94	12,470.48
10	12,470.48	623.52	13,094.00	233.08	12,864.55
Cumulative Total	$2,609.38

Ivy Pacific Opportunities Fund -- Class B
Annual expense ratio	2.88%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$293.04	$10,210.00
2	10,210.00	510.60	10,722.60	297.22	10,428.49
3	10,428.49	521.42	10,949.91	303.52	10,649.57
4	10,649.57	532.47	11,182.05	309.95	10,875.34
5	10,875.34	543.76	11,419.11	316.53	11,105.90
6	11,105.90	555.29	11,661.20	323.24	11,341.35
7	11,341.35	567.06	11,908.41	330.09	11,581.78
8	11,581.78	579.08	12,160.87	337.09	11,827.32

Converts from Class B to Class A	Annual Expense Ratio: 1.84%

9	11,827.32	591.36	12,418.68	221.06	12,201.06
10	12,201.06	610.05	12,811.11	228.04	12,586.61
Cumulative Total	$2,957.79

Ivy Pacific Opportunities Fund -- Class C
Annual expense ratio	2.60%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$263.12	$10,240.00
2	10,240.00	512.00	10,752.00	260.43	10,485.76
3	10,485.76	524.28	11,010.04	275.90	10,737.41
4	10,737.41	536.87	11,274.28	282.52	10,995.11
5	10,995.11	549.75	11,544.87	289.30	11,258.99
6	11,258.99	562.95	11,821.94	296.24	11,529.21
7	11,529.21	576.46	12,105.67	303.35	11,805.91
8	11,805.91	590.29	12,396.21	310.63	12,089.25
9	12,089.25	604.46	12,693.72	318.09	12,379.40
10	12,379.40	618.97	12,998.37	325.72	12,676.50
Cumulative Total	$2,934.30

Ivy Pacific Opportunities Fund -- Class Y
Annual expense ratio	1.58%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$160.70	$10,342.00
2	10,342.00	517.10	10,859.10	166.19	10,695.69
3	10,695.69	534.78	11,230.48	171.88	11,061.48
4	11,061.48	553.07	11,614.56	177.76	11,439.79
5	11,439.79	571.98	12,011.78	183.83	11,831.03
6	11,831.03	591.55	12,422.58	190.12	12,235.65
7	12,235.65	611.78	12,847.43	196.62	12,654.11
8	12,654.11	632.70	13,286.81	203.35	13,086.88
9	13,086.88	654.34	13,741.22	210.30	13,534.45
10	13,534.45	676.72	14,211.17	217.50	13,997.33
Cumulative Total	$1,878.25

Ivy Real Estate Securities Fund -- Class A
Annual expense ratio	1.57%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$725.51	$9,748.27
2	9,748.27	487.41	10,235.69	155.67	10,082.64
3	10,082.64	504.13	10,586.77	161.01	10,428.47
4	10,428.47	521.42	10,949.90	166.53	10,786.17
5	10,786.17	539.30	11,325.48	172.24	11,156.14
6	11,156.14	557.80	11,713.94	178.15	11,538.79
7	11,538.79	576.93	12,115.73	184.26	11,934.57
8	11,934.57	596.72	12,531.30	190.58	12,343.93
9	12,343.93	617.19	12,961.12	197.12	12,767.32
10	12,767.32	638.36	13,405.69	203.88	13,205.24
Cumulative Total	$2,334.95

Ivy Real Estate Securities Fund -- Class B
Annual expense ratio	2.57%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$260.12	$10,243.00
2	10,243.00	512.15	10,755.15	266.44	10,491.90
3	10,491.90	524.59	11,016.50	272.91	10,746.85
4	10,746.85	537.34	11,284.20	279.55	11,008.00
5	11,008.00	550.40	11,558.40	286.34	11,275.50
6	11,275.50	563.77	11,839.27	293.30	11,549.49
7	11,549.49	577.47	12,126.97	300.42	11,830.14
8	11,830.14	591.50	12,421.65	307.72	12,117.62

Converts from Class B to Class A	Annual Expense Ratio: 1.57%

9	12,117.62	605.88	12,723.50	193.50	12,533.25
10	12,533.25	626.66	13,159.91	200.14	12,963.14
Cumulative Total	$2,660.44

Ivy Real Estate Securities Fund -- Class C
Annual expense ratio	2.39%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$242.11	$10,261.00
2	10,261.00	513.05	10,774.05	248.43	10,528.81
3	10,528.81	526.44	11,055.25	254.92	10,803.61
4	10,803.61	540.18	11,343.79	261.57	11,085.58
5	11,085.58	554.27	11,639.86	268.40	11,374.92
6	11,374.92	568.74	11,943.66	275.40	11,671.80
7	11,671.80	583.59	12,255.39	282.59	11,976.44
8	11,976.44	598.82	12,575.26	289.97	12,289.02
9	12,289.02	614.45	12,903.47	297.54	12,609.77
10	12,609.77	630.48	13,240.25	305.30	12,938.88
Cumulative Total	$2,726.23

Ivy Real Estate Securities Fund -- Class Y
Annual expense ratio	1.37%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$139.48	$10,363.00
2	10,363.00	518.15	10,881.15	144.54	10,739.17
3	10,739.17	536.95	11,276.13	149.79	11,129.00
4	11,129.00	556.45	11,685.45	155.23	11,532.99
5	11,532.99	576.64	12,109.64	160.86	11,951.63
6	11,951.63	597.58	12,549.22	166.70	12,385.48
7	12,385.48	619.27	13,004.75	172.76	12,835.07
8	12,835.07	641.75	13,476.83	179.03	13,300.99
9	13,300.99	665.04	13,966.04	185.53	13,783.81
10	13,783.81	689.19	14,473.00	192.26	14,284.16
Cumulative Total	$1,646.18

Ivy Science and Technology Fund -- Class A
Annual expense ratio	1.47%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$715.99	$9,757.70
2	9,757.70	487.88	10,245.58	145.96	10,102.14
3	10,102.14	505.10	10,607.25	151.12	10,458.75
4	10,458.75	522.93	10,981.69	156.45	10,827.94
5	10,827.94	541.39	11,369.34	161.98	11,210.17
6	11,210.17	560.50	11,770.68	167.69	11,605.89
7	11,605.89	580.29	12,186.19	173.61	12,015.58
8	12,015.58	600.77	12,616.36	179.74	12,439.73
9	12,439.73	621.98	13,061.72	186.09	12,878.85
10	12,878.85	643.94	13,522.79	192.66	13,333.47
Cumulative Total	$2,231.29

Ivy Science and Technology Fund -- Class B
Annual expense ratio	2.51%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$254.12	$10,249.00
2	10,249.00	512.45	10,761.45	260.45	10,504.20
3	10,504.20	525.21	11,029.41	266.93	10,765.75
4	10,765.75	538.28	11,304.04	273.58	11,033.82
5	11,033.82	551.69	11,585.51	280.39	11,308.56
6	11,308.56	565.42	11,873.99	287.37	11,590.14
7	11,590.14	579.50	12,169.65	294.53	11,878.74
8	11,878.74	593.93	12,472.67	301.86	12,174.52

Converts from Class B to Class A	Annual Expense Ratio: 1.47%

9	12,174.52	608.72	12,783.24	182.12	12,604.28
10	12,604.28	630.21	13,234.49	188.55	13,049.21
Cumulative Total	$2,589.90

Ivy Science and Technology Fund -- Class C
Annual expense ratio	2.34%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$237.11	$10,266.00
2	10,266.00	513.30	10,779.30	243.41	10,539.07
3	10,539.07	526.95	11,066.02	249.89	10,819.41
4	10,819.41	540.97	11,360.38	256.54	11,107.21
5	11,107.21	555.36	11,662.57	263.36	11,402.66
6	11,402.66	570.13	11,972.79	270.37	11,705.97
7	11,705.97	585.29	12,291.27	277.56	12,017.35
8	12,017.35	600.86	12,618.22	284.94	12,337.01
9	12,337.01	616.85	12,953.86	292.52	12,665.17
10	12,665.17	633.25	13,298.43	300.30	13,002.07
Cumulative Total	$2,676.00

Ivy Science and Technology Fund -- Class Y
Annual expense ratio	1.36%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$138.47	$10,364.00
2	10,364.00	518.20	10,882.20	143.51	10,741.24
3	10,741.24	537.06	11,278.31	148.73	11,132.23
4	11,132.23	556.61	11,688.84	154.15	11,537.44
5	11,537.44	576.87	12,114.31	159.76	11,957.40
6	11,957.40	597.87	12,555.27	165.58	12,392.65
7	12,392.65	619.63	13,012.28	171.60	12,843.74
8	12,843.74	642.18	13,485.93	177.85	13,311.26
9	13,311.26	665.56	13,976.82	184.32	13,795.79
10	13,795.79	689.78	14,485.58	191.03	14,297.95
Cumulative Total	$1,635.00

Ivy Small Cap Growth Fund -- Class A
Annual expense ratio	1.49%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$717.89	$9,755.81
2	9,755.81	487.79	10,243.60	147.91	10,098.24
3	10,098.24	504.91	10,603.15	153.10	10,452.69
4	10,452.69	522.63	10,975.33	158.47	10,819.58
5	10,819.58	540.97	11,360.56	164.04	11,199.35
6	11,199.35	559.96	11,759.31	169.79	11,592.44
7	11,592.44	579.62	12,172.07	175.75	11,999.34
8	11,999.34	599.96	12,599.31	181.92	12,420.52
9	12,420.52	621.02	13,041.54	188.31	12,856.48
10	12,856.48	642.82	13,499.30	194.92	13,307.74
Cumulative Total	$2,252.10

Ivy Small Cap Growth Fund -- Class B
Annual expense ratio	2.45%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$248.12	$10,255.00
2	10,255.00	512.75	10,767.75	254.45	10,516.50
3	10,516.50	525.82	11,042.32	260.93	10,784.67
4	10,784.67	539.23	11,323.90	167.59	11,059.68
5	11,059.68	552.98	11,612.66	274.41	11,341.70
6	11,341.70	567.08	11,908.78	281.41	11,630.91
7	11,630.91	581.54	12,212.46	288.59	11,927.50
8	11,927.50	596.37	12,523.88	295.94	12,231.65

Converts from Class B to Class A	Annual Expense Ratio: 1.49%

9	12,231.65	611.58	12,843.24	185.45	12,660.98
10	12,660.98	633.04	13,294.03	191.95	13,105.38
Cumulative Total	$2,548.84

Ivy Small Cap Growth Fund -- Class C
Annual expense ratio	2.20%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$223.08	$10,280.00
2	10,280.00	514.00	10,974.00	229.32	10,567.84
3	10,567.84	528.39	11,096.23	235.74	10,863.73
4	10,863.73	543.18	11,406.92	242.34	11,167.92
5	11,167.92	558.39	11,726.32	249.13	11,480.62
6	11,480.62	574.03	12,054.65	256.10	11,802.08
7	11,802.08	590.10	12,392.18	263.28	12,132.54
8	12,132.54	606.62	12,739.16	270.65	12,472.25
9	12,472.25	623.61	13,095.86	278.23	12,821.47
10	12,821.47	641.07	13,462.55	286.02	13,180.47
Cumulative Total	$2,533.89

Ivy Small Cap Growth Fund -- Class Y
Annual expense ratio	1.33%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$135.44	$10,367.00
2	10,367.00	518.35	10,885.35	140.41	10,747.46
3	10,747.46	537.37	11,284.84	145.56	11,141.90
4	11,141.90	557.09	11,698.99	150.90	11,550.80
5	11,550.80	577.54	12,128.34	156.44	11,974.72
6	11,974.72	598.73	12,573.45	162.18	12,414.19
7	12,414.19	620.70	13,034.90	168.13	12,869.79
8	12,869.79	643.48	13,513.28	174.30	13,342.11
9	13,342.11	667.10	14,009.22	180.70	13,831.77
10	13,831.77	691.58	14,523.36	187.33	14,339.40
Cumulative Total	$1,601.39

Ivy Small Cap Value Fund -- Class A
Annual expense ratio	1.74%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$741.66	$9,732.25
2	9,732.25	486.61	10,218.86	172.10	10,049.52
3	10,049.52	502.47	10,552.00	177.71	10,377.14
4	10,377.14	518.85	10,895.99	183.50	10,715.43
5	10,715.43	535.77	11,251.20	189.48	11,064.75
6	11,064.75	553.23	11,617.99	195.66	11,425.47
7	11,425.47	571.27	11,996.74	202.04	11,797.94
8	11,797.94	598.89	12,387.83	208.63	12,182.55
9	12,182.55	609.12	12,791.68	215.43	12,579.70
10	12,579.70	628.98	13,208.68	222.45	12,989.80
Cumulative Total	$2,508.66

Ivy Small Cap Value Fund -- Class B
Annual expense ratio	2.82%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$285.07	$10,218.00
2	10,218.00	510.90	10,728.90	291.28	10,440.75
3	10,440.75	522.03	10,962.79	297.63	10,668.36
4	10,668.36	533.41	11,201.77	304.12	10,900.93
5	10,900.93	545.04	11,445.97	310.75	11,138.57
6	11,138.57	556.92	11,695.50	317.53	11,381.39
7	11,381.39	569.06	11,950.46	324.45	11,629.50
8	11,629.50	581.47	12,210.98	331.52	11,883.02

Converts from Class B to Class A	Annual Expense Ratio: 1.74%

9	11,883.02	594.15	12,477.18	210.13	12,270.41
10	12,270.41	613.52	12,883.93	216.98	12,670.43
Cumulative Total	$2,889.46

Ivy Small Cap Value Fund -- Class C
Annual expense ratio	2.52%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$255.12	$10,248.00
2	10,248.00	512.40	10,760.40	261.45	10,502.15
3	10,502.15	525.10	11,027.25	267.93	10,762.60
4	10,762.60	538.13	11,300.73	274.58	11,029.51
5	11,029.51	551.47	11,580.99	281.39	11,303.04
6	11,303.04	565.15	11,868.20	288.36	11,583.36
7	11,583.36	579.16	12,162.53	295.52	11,870.63
8	11,870.63	593.53	12,464.16	302.84	12,165.02
9	12,165.02	608.25	12,773.27	310.35	12,466.71
10	12,466.71	623.33	13,090.05	318.05	12,775.89
Cumulative Total	$2,855.59

Ivy Small Cap Value Fund -- Class Y
Annual expense ratio	1.39%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$141.50	$10,361.00
2	10,361.00	518.05	10,879.05	146.61	10,735.03
3	10,735.03	536.75	11,271.78	151.91	11,122.56
4	11,122.56	556.12	11,678.69	157.39	11,524.09
5	11,524.09	576.20	12,100.29	163.07	11,940.11
6	11,940.11	597.00	12,537.11	168.96	12,371.14
7	12,371.14	618.55	12,989.70	175.06	12,817.74
8	12,817.74	640.88	13,458.63	181.38	13,280.46
9	13,280.46	664.02	13,944.49	187.93	13,759.89
10	13,759.89	687.99	14,447.88	194.71	14,256.62
Cumulative Total	$1,668.52

Ivy Value Fund -- Class A

Annual expense ratio	1.49%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$717.89	$9,755.81
2	9,755.81	487.79	10,243.60	147.91	10,098.24
3	10,098.24	504.91	10,603.15	153.10	10,452.69
4	10,452.69	522.63	10,975.33	158.47	10,819.58
5	10,819.58	540.97	11,360.56	164.04	11,199.35
6	11,199.35	559.96	11,759.31	169.79	11,592.44
7	11,592.44	579.62	12,172.07	175.75	11,999.34
8	11,999.34	599.96	12,599.31	181.92	12,420.52
9	12,420.52	621.02	13,041.54	188.31	12,856.48
10	12,856.48	642.82	13,499.30	194.92	13,307.74
Cumulative Total	$2,252.10

Ivy Value Fund -- Class B
Annual expense ratio	2.46%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$249.12	$10,254.00
2	10,254.00	512.70	10,766.70	255.45	10,514.45
3	10,514.45	525.72	11,040.17	261.94	10,781.51
4	10,781.51	539.07	11,320.59	268.59	11,055.36
5	11,055.36	552.76	11,608.13	275.41	11,336.17
6	11,336.17	566.80	11,902.98	282.41	11,624.11
7	11,624.11	581.20	12,205.32	289.58	11,919.36
8	11,919.36	595.96	12,515.33	196.94	12,222.11

Converts from Class B to Class A	Annual Expense Ratio: 1.49%

9	12,222.11	611.10	12,833.22	185.30	12,651.11
10	12,651.11	632.55	13,283.67	191.80	13,095.16
Cumulative Total	$2,556.54

Ivy Value Fund -- Class C
Annual expense ratio	2.38%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$241.11	$10,262.00
2	10,262.00	513.10	10,775.10	247.43	10,530.86
3	10,530.86	526.54	11,057.40	253.91	10,806.77
4	10,806.77	540.33	11,347.11	260.57	11,089.91
5	11,089.91	554.49	11,644.40	267.39	11,380.46
6	11,380.46	569.02	11,949.48	274.40	11,678.63
7	11,678.63	583.93	12,262.56	281.59	11,984.61
8	11,984.61	599.23	12,583.84	288.97	12,298.61
9	12,298.61	614.93	12,913.54	296.54	12,620.83
10	12,620.83	631.04	13,251.87	304.31	12,951.50
Cumulative Total	$2,716.22

Ivy Value Fund -- Class Y
Annual expense ratio	1.28%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$130.38	$10,372.00
2	10,372.00	518.60	10,890.60	135.23	10,757.83
3	10,757.83	537.89	11,295.73	140.26	11,158.03
4	11,158.03	557.90	11,715.93	145.47	11,573.10
5	11,573.10	578.65	12,151.76	150.89	12,003.62
6	12,003.62	600.18	12,603.80	156.50	12,450.16
7	12,450.16	622.50	13,072.67	162.32	12,913.30
8	12,913.30	645.66	13,558.97	168.36	13,393.68
9	13,393.68	669.68	14,063.36	174.62	13,891.92
10	13,891.92	694.59	14,586.52	181.12	14,408.70
Cumulative Total	$1,545.15

IVY FUNDS

Custodian	Distributor
UMB Bank, n.a.	Ivy Funds Distributor, Inc.
928 Grand Boulevard	6300 Lamar Avenue
Kansas City, Missouri 64106	P. O. Box 29217
Shawnee Mission, Kansas
Legal Counsel	66201-9217
Bell, Boyd & Lloyd LLP	913.236.2000
Three First National Plaza	800.777.6472
70 West Madison Street
Suite 3100
Chicago, Illinois 60602-4207

Independent Registered
Public Accounting Firm	Transfer Agent
Deloitte & Touche LLP	Waddell & Reed
1100 Walnut, Suite 3300	Services Company
Kansas City, Missouri	6300 Lamar Avenue
64106	P. O. Box 29217
Shawnee Mission, Kansas
Investment Manager	66201-9217
Ivy Investment	913.236.2000
Management Company	800.777.6472
6300 Lamar Avenue
P. O. Box 29217	Accounting Services Agent
Shawnee Mission, Kansas	Waddell & Reed
66201-9217	Services Company
913.236.2000	6300 Lamar Avenue
800.777.6472	P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913.236.2000
800.777.6472

IVY FUNDS

You can get more information about each Fund in the--

  Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI or copies of the most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com and are available at www.ivyfunds.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 800.SEC.0330.

IVY FUNDS DISTRIBUTOR, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
800.777.6472

WRP3300 (7-07)

Ivy Funds, Inc. 811-06569
Ivy Funds: 811-01028

IVY FUNDS

Fixed Income and Money Market Funds

Ivy Bond Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Mortgage Securities Fund

Ivy Municipal Bond Fund

Ivy Money Market Fund

The Securities and Exchange Commission has not approved or disapproved the Funds' securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Prospectus

July 31, 2007

Contents

         Ivy Bond Fund

         Ivy High Income Fund

         Ivy Limited-Term Bond Fund

         Ivy Mortgage Securities Fund

         Ivy Municipal Bond Fund

         Ivy Money Market Fund

         Additional Information about Principal Investment

                   Strategies, Other Investments and Risks

         The Management of the Funds

                  Investment Advisor

                  Management Fee

                  Portfolio Management

         Your Account

                  Choosing a Share Class

                  Ways to Set Up Your Account

                  Pricing of Fund Shares

                  Buying Shares

                  Selling Shares

                  Exchange Privileges

                  Distributions and Taxes

         Financial Highlights

         Appendix A--Hypothetical Investment and Expense Information

Ivy Bond Fund

An Overview of the Fund

Objective

To provide a high level of current income consistent with prudent investment risk.

Principal Strategies

Ivy Bond Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in bonds, primarily of domestic and, to a lesser extent, foreign issuers (for this purpose, "bonds" includes any debt security with an initial maturity greater than one year). The Fund invests in a variety of primarily investment-grade debt securities (including bonds rated BBB- and higher by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and Baa3 and higher by Moody's Investors Service, Inc. (Moody's), or, if unrated, judged by the Fund's investment manager or subadvisor to be of comparable quality). To a lesser extent, the Fund also invests in non-investment grade debt securities. Debt securities in which the Fund may invest include corporate and mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities), asset-backed securities and other debt obligations of U.S. banks or savings and loan associations. The Fund also invests in interest rate derivatives for hedging purposes. The Fund expects that under normal market circumstances the effective duration of its portfolio will range from four to seven years.

In selecting securities, the Fund's investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), uses a bottom-up, fundamental approach by focusing on security selection and sector allocation. Advantus Capital also focuses on relative value trading among fixed-income securities, and considers factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security's valuation and the issuer's creditworthiness. Advantus Capital may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Bond Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  an issuer of a debt security or other fixed income obligation may not make payments on the security or obligation when due a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates, which may cause a decrease in the Fund's investment income an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds changes in the maturities of bonds owned by the Fund
  the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived derivatives are subject to counterparty risk
  Advantus Capital's skill in evaluating and managing the interest rate and credit risks of the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Bond Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Bond Fund, which along with its other classes of shares, was reorganized on December 8, 2003 into Class A shares of Ivy Bond Fund. For that period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Bond Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the annual total returns for Class A shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1997	10.05%
1998	5.31%
1999	-2.57%
2000	10.64%
2001	8.00%
2002	9.78%
2003	5.04%
2004	4.36%
2005	1.85%
2006	4.15%

In the period shown in the chart, the highest quarterly return was 5.02% (the third quarter of 2001) and the lowest quarterly return was -2.73% (the second quarter of 2004). The Class A return for the year through June 30, 2007 was 0.71%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		5 Years
		(or Life
	1 Year	of Class)	10 Years
	------	-----------	-----------
Class A1
Before Taxes	-1.84%	3.77%	4.97%
After Taxes on Distributions	-3.32%	2.19%	2.92%
After Taxes on Distributions
and Sale of Fund Shares	-0.71%[2]	2.55%	3.24%
Class B (began on 12-8-2003)
Before Taxes	-1.00%	1.37%	N/A
Class C (began on 12-8-2003)
Before Taxes	3.20%	2.33%	N/A
Class Y (began on 12-8-2003)
Before Taxes	4.10%	3.33%	N/A
Indexes
Citigroup Broad Investment
Grade Index[3]	4.33%	5.10%	6.26%
Lipper Corporate Debt Funds
A Rated Universe Average[4]	3.86%	4.82%	5.59%

1For periods prior to December 8, 2003, performance shown is that of the Advantus Bond Fund, the predecessor to Ivy Bond Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Bond Fund. Class A shares of Ivy Bond Fund would have had substantially similar returns to Class A shares of the Advantus Bond Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Bond Fund differ from expenses for Class A shares of Ivy Bond Fund.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Net of fees and expenses.

Fees and Expenses

Ivy Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	----------

Management Fees	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.43%	0.79%	0.54%	0.27%[6]	0.27%
Total Annual Fund Operating Expenses	1.21%	2.32%	2.07%	0.80%	1.05%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$691	$ 937	$1,202	$1,957
Class B Shares	635	1,024	1,340	2,378[1]
Class C Shares	210[2]	649	1,114	2,400
Class I Shares	82	255	444	990
Class Y Shares	107	334	579	1,283

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$691	$937	$1,202	$1,957
Class B Shares	235	724	1,240	2,378[1]
Class C Shares	210	649	1,114	2,400
Class I Shares	82	255	444	990
Class Y Shares	107	334	579	1,283

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy High Income Fund

An Overview of the Fund

Objectives

To provide high current income. As a secondary objective, the Fund seeks capital growth when consistent with its primary objective.

Principal Strategies

Ivy High Income Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of domestic and, to a lesser extent, foreign issuers, the risks of which are, in the judgment of Ivy Investment Management Company (IICO), the Fund's investment manager, consistent with the Fund's objectives. The Fund invests primarily in lower quality bonds that include bonds rated BBB and below by S&P and Baa and below by Moody's or, if unrated, deemed by IICO to be of comparable quality. The Fund may invest an unlimited amount of its total assets in junk bonds, which include bonds rated BB and below by S&P and Ba and below by Moody's, or, if unrated, deemed by IICO to be of comparable quality. The Fund may invest in bonds of any maturity and in companies of any size.

IICO may look at a number of factors in selecting securities for the Fund, beginning with the economic environment, interest rate trends and industry fundamentals, progressing to analysis of a company's fundamentals, including:

  financial strength
  growth of operating cash flows
  strength of management
  borrowing requirements
  potential to improve credit standing
  responsiveness to changes in interest rates and business conditions

The Fund may invest up to 20% of its total assets in common stocks in order to seek capital growth. The Fund emphasizes a blend of value and growth in its selection of common stocks. Value stocks are those which IICO believes are currently selling below their true worth. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy.

The Fund may also use credit default swaps or other derivatives to hedge various investments, for risk management purposes or to seek to increase income or gain in the Fund.

Generally, in determining whether to sell a debt security, IICO considers the following:

  the dynamics of an industry and/or company change or are anticipated to change a change in strategy by a company
  a change in management's consideration of its creditors

IICO may sell a security if, in its opinion, the price of the security has risen to fully reflect the company's improved creditworthiness and other investments with greater potential exist. As well, IICO may choose to sell an equity security if the issuer's growth potential has diminished. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy High Income Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  the susceptibility of junk bonds to greater risks of non-payment or default, price volatility and lack of liquidity compared to higher-rated bonds a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates, which may also cause a decrease in the Fund's investment income an increase in interest rates, which may cause the value of a bond held by the Fund, especially bonds with longer maturities, to decline the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds changes in the maturities of bonds owned by the Fund
  IICO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy High Income Fund may be appropriate for investors who primarily seek a level of current income that is higher than is normally available with securities in the higher rated categories and, secondarily, seek capital growth when consistent with the objective of income. The Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy High Income Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

The bar chart presents the annual total returns for Class C shares for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structures.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of YEAR-BY-YEAR Returns
as of December 31 each year

1998	3.64%
1999	4.83%
2000	-7.41%
2001	9.92%
2002	1.58%
2003	18.10%
2004	7.57%
2005	0.59%
2006	9.69%

In the period shown in the chart, the highest quarterly return was 6.86% (the fourth quarter of 2001) and the lowest quarterly return was -6.62% (the third quarter of 1998). The Class C return for the year through June 30, 2007 was 3.61%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	------	-----------	-----------
Class C (began on 07-31-1997)[1]
Before Taxes	9.69%	7.33%	5.44%
After Taxes on Distributions	7.33%	4.88%	2.79%
After Taxes on Distributions
and Sale of Fund Shares	7.02%	5.16%	3.31%
Class Y (began on 12-30-1998)
Before Taxes	10.79%	8.32%	6.38%
Class A (began on 07-03-2000)
Before Taxes	4.18%	6.91%	6.31%
Class B (began on 07-18-2000)
Before Taxes	5.42%	7.05%	6.35%
Indexes
Citigroup High
Yield Market Index[2]	11.85%	10.22%	6.32%[3]
Lipper High Current Yield
Funds Universe Average[4]	10.06%	8.83%	4.51%[3]

1The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on July 31, 1997.

4Net of fees and expenses.

Fees and Expenses

Ivy High Income Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	--------	----------

Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.51%	0.80%	0.56%	0.32%[6]	0.32%
Total Annual Fund Operating Expenses	1.39%	2.43%	2.19%	0.95%	1.20%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$708	$ 990	$1,292	$2,148
Class B Shares	646	1,058	1,396	2,508[1]
Class C Shares	222[2]	685	1,175	2,524
Class I Shares	97	303	525	1,166
Class Y Shares	122	381	660	1,455

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$708	$ 990	$1,292	$2,148
Class B Shares	246	758	1,296	2,508[1]
Class C Shares	222	685	1,175	2,524
Class I Shares	97	303	525	1,166
Class Y Shares	122	381	660	1,455

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Limited-Term Bond Fund

An Overview of the Fund

Objective

To provide a high level of current income consistent with preservation of capital.

Principal Strategies

Ivy Limited-Term Bond Fund seeks to achieve its objective by investing primarily in investment-grade debt securities of domestic and, to a lesser extent, U.S. dollar-denominated securities of foreign issuers, including U.S. government securities, corporate debt securities, mortgage-backed securities including collateralized mortgage obligations (CMOs) and other asset backed securities. The Fund seeks to identify relative value opportunities between these sectors of the fixed-income market. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds with limited-term maturities; therefore, the Fund seeks to maintain a dollar-weighted average maturity of not less than two years and not more than five years. The Fund may invest in companies of any size.

Investment grade debt securities include bonds rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by IICO, the Fund's investment manager, to be of comparable quality.

IICO may look at a number of factors in selecting securities for the Fund's portfolio, beginning with a review of the broad economic and financial trends in the U.S. and world markets. This process aids in the determination of economic fundamentals, which leads to sector allocation.

Within a sector, IICO typically considers:

  the security's current coupon
  the maturity of the security
  the relative value of the security based on historical yield information the creditworthiness of the particular issuer (if not backed by the full faith and credit of the U.S. Treasury)
  prepayment risks for mortgage-backed securities and other debt securities with call provisions

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities, including review of the security's valuation and the issuer's creditworthiness. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Limited-Term Bond Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline bonds with longer-term maturities may perform better than limited-term bonds the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds a decrease in interest rates, which may cause prepayment of higher-yielding bonds and mortgage-backed securities held by the Fund, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates, which may cause a decrease in the Fund's investment income changes in the maturities of bonds owned by the Fund
  IICO's skill in evaluating and managing the interest rate and credit risks of the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by Fannie Mae, Freddie Mac and FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Limited-Term Bond Fund may be appropriate for investors seeking a high level of current income consistent with preservation of capital. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Limited-Term Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

The bar chart presents the annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structures.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1997	5.64%
1998	5.36%
1999	0.43%
2000	7.17%
2001	7.82%
2002	4.05%
2003	1.95%
2004	0.37%
2005	0.38%
2006	2.57%

In the period shown in the chart, the highest quarterly return was 2.97% (the third quarter of 2001) and the lowest quarterly return was -1.83% (the second quarter of 2004). The Class C return for the year through June 30, 2007 was 0.59%.

Average Annual Total Returns

The table below compares the Fund's average annual returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (2.50%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

			10 Years
			(or Life
	1 Year	5 Years	of Class)
	-------	--------	--------
Class C1
Before Taxes	2.57%	1.85%	3.54%
After Taxes on Distributions	1.95%	1.00%	2.18%
After Taxes on Distributions
and Sale of Fund Shares	1.73%	1.21%	2.36%
Class Y
Before Taxes	3.58%	2.82%	4.49%
Class B (began on 07-03-2000)
Before Taxes	-1.49%	1.63%	3.28%
Class A (began on 08-17-2000)
Before Taxes	0.88%	2.23%	3.70%
Indexes
Citigroup 1-5 Years Treasury/Government
Sponsored/Credit Index[2]	4.30%	3.82%	5.39%
Lipper Short-Intermediate Investment Grade
Debt Funds Universe Average[3]	3.72%	3.73%	5.02%

1The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

2Reflects no deduction for fees, expenses or taxes.

3Net of fees and expenses.

Fees and Expenses

Ivy Limited-Term Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	---------	---------	---------	--------	---------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	2.50%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	--------	-------	--------	---------	---------

Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.58%	0.73%	0.70%	0.42%[6]	0.42%
Total Annual Fund Operating Expenses	1.33%	2.23%	2.20%	0.92%	1.17%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$382	$661	$ 961	$1,811
Class B Shares	626	997	1,295	2,337[1]
Class C Shares	223[2]	688	1,180	2,534
Class I Shares	94	293	509	1,131
Class Y Shares	119	372	644	1,420

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$382	$661	$ 961	$1,811
Class B Shares	226	697	1,195	2,337[1]
Class C Shares	223	688	1,180	2,534
Class I Shares	94	293	509	1,131
Class Y Shares	119	372	644	1,420

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Mortgage Securities Fund

An Overview of the Fund

Objective

To provide a high level of current income consistent with prudent investment risk.

Principal Strategies

Ivy Mortgage Securities Fund invests, under normal market conditions, at least 80% of its net assets in mortgage-related securities, including investment-grade securities representing interests in pools of mortgage loans, CMOs, commercial mortgage-backed securities (CMBSs), stripped mortgage-backed securities and asset-backed securities (ABSs). The Fund invests in the securities of domestic and, to a lesser extent, foreign issuers. The Fund may also invest in interest rate derivatives primarily for hedging purposes.

In selecting securities the Fund's investment subadvisor, Advantus Capital, follows a bottom-up, fundamental approach and considers factors such as prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage market. Advantus Capital also seeks undervalued or mispriced securities within the mortgage-related sectors. It does not place a primary focus on interest rate positions. The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years.

Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security's valuation and the issuer's creditworthiness. Advantus Capital may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Mortgage Securities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds an issuer of a mortgage-backed security or other fixed income obligation may not make payments on the security when due rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, which may cause a decrease in the Fund's investment income the value of a mortgage-backed security or other fixed income obligation may decline due to changes in market interest rates mortgage-related securities purchased by the Fund, including restricted securities determined by Advantus Capital to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by Advantus Capital the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived derivatives are subject to counterparty risk
  Advantus Capital's skill in evaluating and selecting securities for the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in the mortgage and mortgage-finance industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Certain U.S. government securities in which the Fund may invest, such as securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by Fannie Mae, Freddie Mac and FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. In addition the Fund purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Mortgage Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Mortgage Securities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Mortgage Securities Fund, which along with its other classes of shares, was reorganized on December 8, 2003 into Class A shares of Ivy Mortgage Securities Fund. For that period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Mortgage Securities Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the annual total returns for Class A shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1997	9.42%
1998	6.94%
1999	1.52%
2000	12.12%
2001	8.85%
2002	9.15%
2003	4.20%
2004	4.66%
2005	2.31%
2006	4.73%

In the period shown in the chart, the highest quarterly return was 4.72% (the third quarter of 2001) and the lowest quarterly return was -1.38% (the second quarter of 2004). The Class A return for the year through June 30, 2007 was 0.96%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		5 Years
		(or Life
	1 Year	of Class)	10 Years
	------	-----------	-----------
Class A1
Before Taxes	-1.29%	3.75%	5.71%
After Taxes on Distributions	-2.94%	1.89%	3.39%
After Taxes on Distributions
and Sale of Fund Shares	-0.31%[2]	2.43%	3.76%
Class B (began on 12-8-2003)
Before Taxes	-0.34%	1.90%	N/A
Class C (began on 12-8-2003)
Before Taxes	3.91%	2.99%	N/A
Class Y (began on 12-8-2003)
Before Taxes	4.88%	3.91%	N/A
Indexes
Lehman Brothers Mortgage-Backed
Securities Index[3]	5.22%	4.85%	6.16%
Lipper U.S. Mortgage Funds
Universe Average[4]	4.33%	4.17%	5.27%

1For periods prior to December 8, 2003, performance shown is that of the Advantus Mortgage Securities Fund, the predecessor to Ivy Mortgage Securities Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Mortgage Securities Fund. Class A shares of Ivy Mortgage Securities Fund would have had substantially similar returns to Class A shares of the Advantus Mortgage Securities Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Mortgage Securities Fund differ from expenses for Class A shares of Ivy Mortgage Securities Fund.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Net of fees and expenses.

Fees and Expenses

Ivy Mortgage Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	--------	--------	---------	----------

Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.39%	0.66%	0.43%	0.26%[6]	0.26%
Total Annual Fund Operating Expenses	1.14%	2.16%	1.93%	0.76%	1.01%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

6The data for Other Expenses is estimated for the initial fiscal year of the Class. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$916	$1,167	$1,881
Class B Shares	619	976	1,259	2,233[1]
Class C Shares	196[2]	606	1,042	2,254
Class I Shares	78	243	422	942
Class Y Shares	103	322	558	1,236

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$916	$1,167	$1,881
Class B Shares	219	676	1,159	2,233[1]
Class C Shares	196	606	1,042	2,254
Class I Shares	78	243	422	942
Class Y Shares	103	322	558	1,236

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Municipal Bond Fund

An Overview of the Fund

Objective

To provide income that is not subject to Federal income tax.

Principal Strategies

Ivy Municipal Bond Fund seeks to achieve its objective by investing, during normal market conditions, at least 80% of its net assets in tax-exempt municipal bonds, mainly of investment grade and of any maturity. Municipal bonds mean obligations the interest on which is not includable in gross income for Federal income tax purposes, although a portion of such interest may be a tax preference item for purposes of the Federal alternative minimum tax (AMT). Investment grade debt securities include bonds rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by IICO, the Fund's investment manager, to be of comparable quality.

The Fund diversifies its holdings between two main types of municipal bonds:

  general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority revenue bonds, which are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single family home mortgages and multi-family project mortgages, and student loan bonds that finance pools of student loans. Revenue bonds also include tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state's share of annual tobacco settlement revenues.

IICO primarily utilizes a cautious top-down management style that de-emphasizes aggressive interest rate strategies. IICO attempts to enhance Fund performance by utilizing opportunities presented by the shape and slope of the yield curve, while keeping the overall Fund duration relatively neutral to the Fund's stated benchmark. As an overlay to this core strategy, IICO attempts to identify and utilize relative value opportunities that exist between sectors, states (including U.S. possessions), security structures and ratings categories. Relative attractiveness to other taxable fixed income asset classes, as well as municipal market supply/demand patterns and other technical factors are monitored closely for investment opportunities.

IICO seeks to emphasize prudent diversification between sectors, states, security structures, position sizes and ratings categories, in an attempt to reduce overall portfolio risk and performance volatility and in order also to emphasize capital preservation. IICO may invest in higher coupon pre-refunded bonds to support stable income.

IICO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

  the security's current coupon
  the maturity of the security
  the relative value of the security
  the creditworthiness of the particular issuer or of the private company involved the structure of the security, including whether it has a put or a call feature

Generally, in determining whether to sell a security, IICO uses the same type of analysis that is used in buying securities in order to determine whether the security continues to be a desired investment for the Fund. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Municipal Bond Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  an increase in interest rates, which may cause the value of a bond held by the Fund, especially bonds with longer maturities and zero coupon bonds, to decline prepayment of higher-yielding bonds when interest rates decline (optional call risk)
  changes in the maturities of bonds owned by the Fund
  the credit quality of the issuers whose securities the Fund owns or of the private companies involved in PAB-financed projects the local economic, political or regulatory environment affecting bonds owned by the Fund, including legislation affecting the tax status of municipal bond interest failure of a bond's interest to qualify as tax-exempt
  changes and shifts in the shape of the yield curve which may result in certain maturities underperforming others
  IICO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Although IICO does not currently anticipate that the Fund will reach its maximum amount, a significant portion, up to 40%, of the Fund's dividends attributable to municipal bond interest may be a tax preference item; this would have the effect of reducing the Fund's return to any investor whose AMT liability was increased by the Fund's dividends.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Municipal Bond Fund may be appropriate for investors seeking current income that is primarily free from Federal income tax, through a diversified portfolio. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Municipal Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

The bar chart presents the annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structures.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1997	9.17%
1998	5.12%
1999	-7.04%
2000	7.63%
2001	5.73%
2002	7.48%
2003	4.45%
2004	2.84%
2005	1.58%
2006	3.04%

In the period shown in the chart, the highest quarterly return was 4.64% (the third quarter of 2002) and the lowest quarterly return was -3.42% (the fourth quarter of 1999). The Class C return for the year through June 30, 2007 was 0.03%.

Average Annual Total Returns

The table below compares the Fund's average annual returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (4.25%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

			10 Years
			(or Life
	1 Year	5 Years	of Class)
	------	--------	--------
Class C1
Before Taxes	3.04%	3.86%	3.90%
After Taxes on Distributions	3.01%	3.85%	3.80%
After Taxes on Distributions
and Sale of Fund Shares	3.01%	3.72%	3.79%
Class B (began on 08-08-2000)
Before Taxes	-0.97%	3.70%	4.27%
Class A (began on 09-15-2000)
Before Taxes	-0.58%	3.82%	4.43%
Indexes
Lehman Brothers Municipal
Bond Index[2]	4.85%	5.53%	5.76%
Lipper General Municipal
Debt Funds Universe Average[3]	4.50%	4.87%	4.90%

1The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

2Reflects no deduction for fees, expenses or taxes.

3Net of fees and expenses.

Fees and Expenses

Ivy Municipal Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C
your investment)	---------	---------	---------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	4.25%	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C
deducted from Fund assets)	---------	---------	---------

Management Fees[5]	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[6]	0.56%	0.59%	0.60%
Total Annual Fund Operating Expense	1.34%	2.12%	2.13%

1The CDSC that is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5IICO has voluntarily agreed to waive its management fee for any day that the Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver.

6Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$556	$831	$1,128	$1,969
Class B Shares	615	964	1,239	2,253[1]
Class C Shares	216[2]	667	1,144	2,462

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$556	$831	$1,128	$1,969
Class B Shares	215	664	1,139	2,253[1]
Class C Shares	216	667	1,144	2,462

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Money Market Fund

An Overview of the Fund

Objective

To provide maximum current income consistent with stability of principal.

Principal Strategies

Ivy Money Market Fund seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by a requisite nationally recognized statistical rating organization (NRSRO), as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), or if unrated, are of comparable quality as determined by IICO, the Fund's investment manager. The Fund seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 90 days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days.

IICO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

  the credit quality of the particular issuer or guarantor of the security the maturity of the security
  the relative value of the security

Generally, in determining whether to sell a security, IICO uses the same analysis that it uses in buying securities to determine if the security no longer offers adequate return or does not comply with Rule 2a-7. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Money Market Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  a decrease in interest rates, which may cause prepayment of higher-yielding instruments held by the Fund, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates; may also cause a decrease in the Fund's investment income an increase in interest rates, which can cause the value of the Fund's holdings, especially securities with longer maturities, to decline the credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and managing the interest rate and credit risks of the Fund adverse bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Money Market Fund may be appropriate for investors who are risk-averse and seek to preserve principal while earning current income and saving for short-term needs. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Money Market Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing the Fund's average annual total returns for the periods shown.

The bar chart presents the annual total return for Class A shares for each full calendar year since these shares were first offered and shows how performance has varied from year to year.

The performance table shows average annual total returns for each class.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Please visit www.ivyfunds.com for the Fund's most recent 7-day yield.

Chart of Year-by-Year Returns
as of December 31 each year

2001	3.60%
2002	1.40%
2003	0.81%
2004	0.53%
2005	2.37%
2006	4.25%

In the period shown in the chart, the highest quarterly return was 1.28% (the first quarter of 2001) and the lowest quarterly return was 0.05% (the first and second quarters of 2004). As of December 31, 2006, the 7-day yield was equal to 4.57%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented.

Average Annual Total Returns
as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	-----	---------	----------
Class A (began on 06-30-2000)	4.25%	1.86%	2.41%
Class C (began on 07-03-2000)[1]	3.20%	0.98%	1.49%
Class B (began on 07-12-2000)[1]	-0.82%	0.78%	1.42%

1Class B and Class C shares of Ivy Money Market are closed to new investments. Additional investments by exchange of shares from other Funds in the Ivy Family of Funds by current shareholders of each respective Class will continue to be accepted.

Fees and Expenses

Ivy Money Market Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B2	Class C2
your investment)[1]	----------	---------	----------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None	5.00%	1.00%

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	None	None	None

Annual Fund Operating Expenses
(expenses that are	Class A	Class B2	Class C2
deducted from Fund assets)	---------	---------	---------

Management Fees	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	1.00%	1.00%
Other Expenses[4]	0.58%	0.46%	0.44%
Total Annual Fund Operating Expenses	0.98%	1.86%	1.84%

1The Fund may charge a fee of $1.75 per month on any account with a NAV of less than $250, except for retirement plan accounts.

2Class B and Class C are not available for direct investments. However, you may continue to exchange into these classes from Class B or Class C shares of another Ivy Fund.

3If you choose your redemption proceeds by Federal Funds wire, a $10 wire fee will be assessed on your redemption proceeds.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$100	$312	$ 542	$1,201
Class B Shares	589	885	1,106	1,950[1]
Class C Shares	187[2]	579	995	2,159

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$100	$312	$ 542	$1,201
Class B Shares	189	585	1,006	1,950[1]
Class C Shares	187	579	995	2,159

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Additional Information about Principal Investment Strategies, Other Investments and Risks

Ivy Bond Fund: The Fund seeks to achieve its objective of a high level of current income consistent with prudent investment risk by investing primarily in bonds of domestic and, to a lesser extent, foreign issuers (for this purpose, "bonds" includes any debt security with an initial maturity greater than one year). There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests primarily in a variety of investment-grade debt securities which include:

  investment-grade corporate debt obligations and mortgage-backed securities debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (including U.S. Treasury bills, notes and bonds)
  investment-grade mortgage-backed securities issued by governmental agencies and financial institutions investment grade asset-backed securities
  investment-grade debt securities issued by foreign governments and companies debt obligations of U.S. banks and savings and loan associations

The Fund may invest a portion of its assets in investment-grade debt obligations issued by companies in a variety of industries. The Fund may invest in long-term debt securities (maturities of more than ten years), intermediate debt securities (maturities from three to ten years) and short-term debt securities (maturities of less than three years). However, the Fund expects that under normal market circumstances, the effective duration of its portfolio will range from four to seven years.

In selecting corporate debt securities and their maturities, Advantus Capital seeks to maximize current income by engaging in a risk/return analysis that focuses on various factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

The Fund may also invest a portion of its assets in governmental and non-governmental mortgage-related securities, including CMOs, CMBSs, and in stripped mortgage-backed securities and ABSs. CMOs are debt obligations typically issued by either a government agency or a private special-purpose entity that are collateralized by residential or commercial mortgage loans or pools of residential mortgage loans. CMOs allocate the priority of the distribution of principal and interest from the underlying mortgage loans among various series. Each series differs from the other in terms of the priority right to receive cash payments from the underlying mortgage loans.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest-only component allows the security holder to receive the interest portion of cash payments, while the principal-only component allows the security holder to receive the principal portion of cash payments.

Asset-backed securities represent interests in pools of consumer loans (such as credit card, trade or automobile loans). Investors in asset-backed securities are entitled to receive payments of principal and interest received by the pool entity from the underlying consumer loans net of any costs and expenses incurred by the entity.

In addition, the Fund may invest lesser portions of its assets in interest rate and other bond futures contracts. The Fund may invest up to 20% of its net assets in non-investment grade securities (for example, securities rated BB or Ba by S&P or Moody's, respectively). The Fund may also invest up to 10% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Bond Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Ivy High Income Fund: The Fund seeks to achieve its primary objective of a high level of current income and its secondary objective of capital growth (when consistent with its primary objective) by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, the risks of which are, in the judgment of IICO, consistent with the Fund's objectives. There is no guarantee, however, that the Fund will achieve its objectives.

In general, the high level of income that the Fund seeks is paid by debt securities rated in the lower rating categories of the NRSROs or unrated securities that are determined by IICO to be of comparable quality; these include securities rated BBB or lower by S&P, or Baa or lower by Moody's. Lower-quality debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The Fund primarily owns debt securities and may own bonds with varying maturities; however, it may also own, to a lesser degree, preferred stocks, common stocks and convertible securities. The Fund limits its acquisition of common stocks so that no more than 20% of its total assets will consist of common stocks and no more than 10% of its total assets will consist of non-dividend-paying common stocks.

As noted, the Fund may enter into credit default swap contracts for hedging purposes or to add leverage to the Fund. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by the third party on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided no event of default has occurred. As the seller, the Fund would effectively add leverage because, in addition to its total net assets, the Fund would be subject to the investment exposure of the notional amount of the swap. The Fund may also purchase credit default swap contracts to hedge against the risk of default of debt securities it holds, in which case, the Fund would function as the counterparty referenced above.

The Fund may invest an unlimited amount of its assets in foreign securities. At this time, however, the Fund does not intend to invest a significant amount of its assets in foreign securities. Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, IICO may take any one or more of the following steps with respect to the Fund's assets:

  shorten the average maturity of the Fund's debt holdings
  hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)
  emphasize investment-grade debt securities

By taking a temporary defensive position in any one or more of these manners, the Fund may not achieve its investment objectives.

Risks. An investment in Ivy High Income Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Limited-Term Bond Fund: The Fund seeks to achieve its objective of providing a high level of current income consistent with preservation of capital by investing primarily in a diversified portfolio of investment-grade, limited-term debt securities (securities with a dollar-weighted average maturity of two to five years) of domestic and, to a lesser extent, U.S. dollar-denominated securities of foreign issuers, including corporations, U.S. government securities, CMOs and other asset-backed securities. The Fund seeks attractive total returns with less volatility than the broad market indexes. There is no guarantee, however, that the Fund will achieve its objective.

The maturity of an asset-backed security is the estimated average life of the security based on certain prescribed models or formulas used by IICO. The maturity of other types of debt securities is the earlier of the call date or the maturity date, as appropriate.

The Fund may also own, to a lesser extent, common stocks and convertible securities, including convertible preferred stocks in certain circumstances.

When IICO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Fund's assets, including any one or more of the following:

  shorten the average maturity of the Fund's investments
  increase its holdings in short-term investments, cash or cash equivalents invest up to all of the Fund's assets in U.S. Treasury securities

By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Limited-Term Bond Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Mortgage Securities Fund: The Fund seeks to achieve its objective of a high level of current income consistent with prudent investment risk by investing primarily in higher-quality mortgage-related securities. The Fund invests a significant portion of its assets in investment-grade securities representing interests in pools of mortgage loans, and in a variety of other mortgage-related securities including CMOs, CMBSs, stripped mortgage-backed securities and ABSs. The Fund seeks to provide investors with exposure to quality and higher yield potential through broad ownership in pools of mortgage loans across all sectors of the market. The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years. The Fund may invest lesser portions of its assets in non-investment grade mortgage-related securities. The Fund may also invest up to 10% of its assets in foreign securities. There is no guarantee, however, that the Fund will achieve its objective.

In selecting mortgage-related securities, Advantus Capital focuses on relative value trading among individual securities in the MBS, ABS and CMBS markets and considers a variety of factors, including prepayment risk, credit quality, liquidity, the collateral securing the underlying loan (for example, residential versus commercial real estate) and the type of underlying mortgage loan (for example, a 30 year fully-amortized loan versus a 15 year fully-amortized loan). Advantus Capital also takes into consideration current and expected trends in economic conditions, interest rates and the mortgage market and selects securities which, in its judgment, are likely to perform well in those circumstances. As well, Advantus Capital attempts to diversify the Fund's holdings among all sectors of the mortgage-related market in an effort to minimize risk.

Interests in pools of mortgage loans provide the security holder the right to receive out of the underlying mortgage loans periodic interest payments at a fixed rate and a full principal payment at a designated maturity or call date. Scheduled principal, interest and other payments on the underlying mortgage loans received by the sponsoring or guarantor entity are then distributed or "passed through" to security holders net of any service fees retained by the sponsor or guarantor. Additional payments passed through to security holders could arise from the prepayment of principal resulting from the sale of residential property, the refinancing of underlying mortgages, or the foreclosure of residential property. In "pass through" mortgage loan pools, payments to security holders will depend on whether mortgagors make payments to the pooling entity on the underlying mortgage loans. To avoid this non-payment risk, the Fund may also invest in "modified pass through" mortgage loan pools which provide that the security holder will receive interest and principal payments regardless of whether mortgagors make payments on the underlying mortgage loans.

The Fund may invest in government or government-related mortgage loan pools or private mortgage loan pools. In government or government-related mortgage loan pools, the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal government-related guarantors of mortgage-related securities are Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac generally guarantee payment of principal and interest on mortgage loan pool securities issued by certain pre-approved institutions (i.e., savings and loan institutions, commercial banks and mortgage bankers). However, securities issued by Fannie Mae, Freddie Mac and FHLB are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. In addition, the Fund purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

The Fund may also invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions. Mortgage pools created by these non-governmental entities offer a higher rate of interest than government or government related securities. Unlike certain U.S. government agency sponsored mortgage loan pools, payment of interest and payment to investors is not guaranteed.

The Fund may also invest a major portion of its assets in CMOs and stripped mortgage-backed securities. CMOs are debt obligations issued by both government agencies and private special-purpose entities that are collateralized by residential or commercial mortgage loans. Unlike traditional mortgage loan pools, CMOs allocate the priority of the distribution of principal and level of interest from the underlying mortgage loans among various series. Each series differs from another in terms of the priority right to receive cash payments from the underlying mortgage loans. Each series may be further divided into classes in which the principal and interest payments payable to classes in the same series may be allocated. For instance, a certain class in a series may have right of priority over another class to receive principal and interest payments. Moreover, a certain class in a series may be entitled to receive only interest payments while another class in the same series may be only entitled to receive principal payments. As a result, the timing and the type of payments received by a CMO security holder may differ from the payments received by a security holder in a traditional mortgage loan pool.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest-only component allows the security holder to receive the interest portion of cash payments, while the principal-only component allows the security holder to receive the principal portion of cash payments.

The market for mortgage-related securities is generally liquid, but individual mortgage-related securities purchased by the Fund may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular mortgage-related securities or the broader mortgage securities market as a whole. Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or the Fund may bear the costs of registering such securities. The Fund may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. Advantus Capital continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid.

Investing in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Mortgage Securities Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Municipal Bond Fund: The Fund seeks to achieve its objective of providing income that is not subject to Federal income tax by investing primarily in a diversified portfolio of investment grade municipal bonds. There is no guarantee, however, that the Fund will achieve its objective.

As used in this Prospectus, municipal bonds mean obligations the interest on which is not includable in gross income for Federal income tax purposes. The Fund and IICO rely on the opinion of bond counsel for the issuer in determining whether the interest on such issuer's obligations is excludable from gross income for Federal income tax purposes. Although the Fund does not currently anticipate that it will reach its maximum allowable amount, not more than 40% of the dividends it will pay to shareholders, annually, will be treated as a tax preference item for AMT purposes.

Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main types of municipal bonds are general obligation bonds and revenue bonds. For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular project or class of projects, a special tax, lease payments, appropriated funds, revenue pass-through arrangements, settlement payments or other revenue source. PABs are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. While the Fund currently has no intention to do so, the Fund may invest 25% or more of its total assets in PABs, for which the payment of principal and interest is derived from revenue of similar projects. The Fund may also invest up to 25% of its total assets in municipal bonds of issuers located in the same geographic area. The Fund will not, however, have more than 25% of its total assets in PABs issued for any one industry or in any one state. Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations, housing bonds that finance pools of single family home mortgages and multi-family project mortgages, student loan bonds that finance pools of student loans, and tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state's share of annual tobacco settlement revenues.

The Fund may invest up to 10% of its total assets in taxable debt securities other than municipal bonds. These must be either:

  U.S. government securities
  obligations of domestic banks and certain savings and loan associations commercial paper rated at least A by S&P or Moody's
  any of the foregoing obligations subject to repurchase agreements

Subject to its policies regarding the amount of Fund assets invested in municipal bonds and taxable debt securities and its other investment limitations, the Fund may invest in other types of securities and use certain other instruments in seeking to achieve the Fund's objective.

Although the Fund currently has no exposure to futures contracts and similar derivative instruments designed for hedging, it may invest in these instruments. The Fund may also hold a portion of its assets in municipal bonds for which the applicable interest rate formula varies inversely with prevailing interest rates. Income from taxable obligations, repurchase agreements and certain derivative instruments may be subject to Federal income tax.

When IICO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Fund's assets, including any one or more of the following:

  shorten the average maturity of the Fund's investments
  hold taxable obligations, subject to the limitations stated above emphasize debt securities of a higher quality than those the Fund would ordinarily hold hedge exposure to interest rate risk by investing in futures contracts, options on futures contracts and other similar derivative instruments

By taking a temporary defensive position however, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Municipal Bond Fund is subject to various risks, including the following:

  Credit Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Money Market Fund: The Fund seeks to achieve its objective of maximum current income consistent with stability of principal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7 under the 1940 Act (Rule 2a-7). There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests only in the following U.S. dollar-denominated money market obligations and instruments:

  U.S. government securities (including obligations of U.S. government agencies and instrumentalities)
  bank obligations and instruments secured by bank obligations, such as letters of credit commercial paper (domestic and foreign issuers), including asset-backed commercial paper programs corporate debt obligations, including variable rate master demand notes
  Canadian government obligations
  certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Fund may invest or a corporation in whose commercial paper the Fund may invest

The Fund only invests in bank obligations if they are obligations of a bank subject to regulation by the U.S. government, including foreign branches of these banks, or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by Fannie Mae, Freddie Mac and FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

Risks. An investment in Ivy Money Market Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Income Risk
  Interest Rate Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

All Funds

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of IICO or an investment subadvisor in selecting investments.

Each Fund may also invest in and use certain other types of instruments in seeking to achieve its objective(s). For example, each Fund (other than Ivy Money Market Fund) is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Fund's authorized investments and strategies, such as derivative instruments, foreign securities and junk bonds, involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant.

Each Fund may actively trade securities in seeking to achieve its objectives. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by the Fund, which would increase your taxable income. Factors that can lead to active trading for any fund include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a fund's market capitalization target, and the need to sell a security to meet redemption activity.

Each Fund generally seeks to be fully invested, except to the extent it takes a temporary defensive position. In addition, at times, IICO or an investment subadvisor may invest a portion of the Fund's assets in cash or cash equivalents if IICO or the subadvisor is unable to identify and acquire a sufficient number of securities that meet IICO's or an investment subadvisor's selection criteria for implementing the Fund's investment objectives, strategies and policies.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its SAI.

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Ivy Funds' website at www.ivyfunds.com

Defining Risks

  Company Risk -- An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.
  Concentration Risk -- If a Fund invests more than 25% of its total assets in a particular industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.
  Credit Risk -- An issuer of a debt security (including mortgage-backed securities) or a Real Estate Investment Trust (REIT) may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and therefore in the NAV of a Fund. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Fund purchases unrated securities and obligations, it will depend on IICO's or an investment subadvisor's analysis of credit risk more heavily than usual.
  Derivatives Risk -- A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Also, derivatives are subject to counterparty risk. Counterparty risk is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

Options, futures and swaps are common types of derivatives that a Fund may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

  Diversification Risk -- A Fund is subject to diversification risk if the Fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Fund is considered diversified, as defined in the 1940 Act, if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). The Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund with a more diversified investment portfolio.
  Extension Risk -- Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.
  Foreign Securities Risk -- Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

  Income Risk -- A Fund may experience a decline in its income due to falling interest rates.
  Interest Rate Risk -- The value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

  Liquidity Risk -- Generally, a security is liquid if a Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.
  Low-rated Securities Risk -- In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.
  Market Risk -- All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.
  Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate. As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Fund would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline of the Fund's investment income.

The Management of the Funds

Investment Advisor

The Funds are managed by Ivy Investment Management Company (IICO), subject to the authority of the Board of Trustees of Ivy Funds and the Board of Directors of Ivy Funds, Inc. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is an SEC-registered investment advisor with approximately $14.9 billion in assets under management as of March 31, 2007 and serves as the investment manager for each of the Funds within the Ivy Family of Funds. IICO has served as investment manager to the Ivy Funds (Trust) since December 31, 2002,1 and to Ivy Funds, Inc. since June 30, 2003. Prior to June 30, 2003, Waddell & Reed Investment Management Company (WRIMCO), an affiliate of IICO, served as the investment manager for each of the Funds in the Ivy Funds, Inc. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. (formerly W&R Funds, Inc.) to IICO. IICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

1Until December 31, 2002, Ivy Management, Inc. (IMI) provided business management services and investment advisory services to the Ivy Funds. On December 31, 2002, IMI, an indirect wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR) and a wholly owned subsidiary of Ivy Acquisition Corporation (IAC), merged with and into IAC, a wholly owned subsidiary of WDR. Upon effectiveness of the merger, IAC changed its name to Waddell and Reed Ivy Investment Company (WRIICO), and WRIICO assumed all of IMI's duties with respect to the Ivy Funds. Effective March 7, 2005, WRIICO changed its name to Ivy Investment Management Company (IICO).

Investment Subadvisor

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Mortgage Securities Fund and Ivy Bond Fund under an agreement with IICO. Since its inception in 1985, Advantus Capital and its predecessor have provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc. Personnel of Advantus Capital also manage Minnesota Life's investment portfolio. Advantus Capital had approximately $16.5 billion in assets under management as of March 31, 2007.

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to IICO for providing investment advice and supervising its investments. IICO uses a portion of the applicable fee to pay a Fund's subadvisor, if any. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

  Ivy Money Market Fund: 0.40% of net assets
  Ivy Limited-Term Bond Fund, Ivy Mortgage Securities Fund: 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion
  Ivy Bond Fund, Ivy Municipal Bond Fund: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion
  Ivy High Income Fund: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion

Management fees for the following Funds as a percent of the Fund's net assets for its fiscal year ended March 31, 2007 were:

Fund	Management Fees Paid
Ivy Bond Fund	0.53%
Ivy High Income Fund	0.62%
Ivy Limited-Term Bond Fund	0.50%
Ivy Money Market Fund	0.40%
Ivy Mortgage Securities Fund	0.50%
Ivy Municipal Bond Fund	0.28%[1]

1For Funds managed solely by IICO, IICO has voluntarily agreed to waive its management fee for any day that a Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver.

A discussion regarding the basis for the approval by the Board of Directors or Board of Trustees of the advisory contract for each of the Funds is available in each Fund's Semiannual Report to Shareholders dated September 30, 2006.

Portfolio Management

Ivy Bond Fund: Christopher R. Sebald, Thomas B. Houghton and David W. Land are primarily responsible for the day-to-day management of Ivy Bond Fund. Mr. Sebald has held his Fund responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund, Advantus Bond Fund, Inc., since August 2003. He has served as Senior Vice President and Lead Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003. Mr. Sebald had served as Senior Vice President and Portfolio Manager for AEGON USA Investment Management from July 2000 through July 2003. He earned a BS degree in Economics from the University of Minnesota and a MBA from the University of Minnesota. He is a Chartered Financial Analyst.

Mr. Land has held his responsibilities for Ivy Bond Fund since April 2005. He has served as Vice President and Portfolio Manager, Total Return, Advantus Capital, since April 2004. Mr. Land was Senior Analyst at AXA Investment Managers North America, Inc. from August 2003 to April 2004. He served as Senior Investment Officer of Advantus Capital from July 2000 to July 2003. Mr. Land earned a BA from Thomas More College and a MBA from the University of Cincinnati. He is a Chartered Financial Analyst.

Mr. Houghton has held his Fund responsibilities for Ivy Bond Fund since April 2005. He has served as Vice President and Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003. Mr. Houghton had served as Senior Investment Officer with Advantus Capital from April 2002 to August 2003. Previously, Mr. Houghton was a Senior Securities Analyst, Public Corporate Bonds, with American Express from July 2001 through March 2002.

Ivy High Income Fund: Bryan C. Krug is primarily responsible for the day-to-day management of Ivy High Income Fund, and has held his Fund responsibilities since February 2006. He joined WRIMCO in 2001 as a high yield investment analyst and will continue to support the high-yield investment team in this capacity. He is Vice President of IICO and WRIMCO and Vice President of Ivy Funds, Inc. Mr. Krug earned a BS in finance from Miami University, Richard T. Farmer School of Business.

Ivy Limited-Term Bond Fund: James C. Cusser is primarily responsible for the day-to-day management of the Ivy Limited-Term Bond Fund, and has held his Fund responsibilities since February 2007. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. He has been an employee of WRIMCO since August 1992. Mr. Cusser earned a BA and MA in political science from The American University, and an MA in political science/public administration from Northern Illinois University. Mr. Cusser is a Chartered Financial Analyst.

Ivy Money Market Fund: Mira Stevovich is primarily responsible for the day-to-day management of the Ivy Money Market Fund, and has held her Fund responsibilities since the inception of the Fund. She is Vice President of IICO and WRIMCO, Vice President and Assistant Treasurer of Ivy Funds, Inc. and of the Trust, and Vice President and Assistant Treasurer of other investment companies for which WRIMCO serves as investment manager. Ms. Stevovich has served as the Portfolio Manager for investment companies managed by WRIMCO since May 1998 and has been an employee of WRIMCO and its predecessor since March 1987. Ms. Stevovich earned a BA degree from Colorado Womens College. She holds an MA degree in Soviet and East European Studies and an MBA degree from the University of Kansas. Ms. Stevovich is a Chartered Financial Analyst.

Ivy Mortgage Securities Fund: Christopher R. Sebald and David W. Land are primarily responsible for the day-to-day management of Ivy Mortgage Securities Fund. Mr. Sebald has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund, Advantus Mortgage Securities Fund, Inc., since August 2003. He is also portfolio manager for Ivy Bond Fund, and his biographical information is listed in the disclosure for Ivy Bond Fund.

Mr. Land has held his responsibilities for Ivy Mortgage Securities Fund since April 2004. He also isportfolio manager for Ivy Bond Fund, and his biographical information is listed in the disclosure for Ivy Bond Fund.

Ivy Municipal Bond Fund: Michael J. Walls is primarily responsible for the day-to-day management of Ivy Municipal Bond Fund, and has held his Fund responsibilities since March 2007. He is Vice President of WRIMCO and IICO, and has been an employee of WRIMCO since March 1999, joining the company as an investment analyst. He earned a BA in economics and German from Denison University, and an MBA with an emphasis in finance from Xavier University. Mr. Walls holds a Certificate of General Insurance.

Additional information regarding portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities is included in the SAI.

Other members of IICO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

Your Account

Choosing a Share Class

Each class of shares offered in this Prospectus has its own sales charge, if any, and expense structure. The decision as to which class of shares of a Fund is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. If you are investing a lesser amount over a shorter term, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than five years). Class B shares are not available for investments of $100,000 or more, and Class C shares are not available for investments of $1 million or more. Class Y shares are designed for institutional investors and others investing through certain intermediaries, while Class I shares are designed for large retirement plans and fund of funds.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B and Class C Shares

Class A	Class B	Class C
Initial sales charge	No initial sales charge	No initial sales charge
No deferred sales charge[1]	Deferred sales charge on shares you sell within six years after purchase	A 1% deferred sales charge on shares you sell within 12 months after purchase
Maximum distribution and service (12b-1) fees of 0.25%	Maximum distribution and service (12b-1) fees of 1.00%	Maximum distribution and service (12b-1) fees of 1.00%
	Converts to Class A shares eight years after the month in which the shares were purchased, thus reducing future annual expenses	Does not convert to Class A shares, so annual expenses do not decrease
For an investment of $1 million or more, only Class A shares are available	Shareholders investing $100,000 or more may not purchase Class B shares. Requests to purchase Class B shares by such shareholders will not be honored	Shareholders investing $1 million or more may not purchase Class C shares. Such requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares

1A 1% CDSC is imposed on purchases of $1 million or more of Class A shares, at NAV, that are redeemed within 12 months of purchase.

Each Fund has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each of its Class A, Class B, Class C and Class Y shares, except that Ivy Money Market Fund Class A shares do not have a Plan. Such Plans permit the Funds to pay marketing and other fees to support both the sale and distribution of each Class of shares as well as the services provided to shareholders by their financial advisor or financial intermediary. Under the Class A Plan, a Fund may pay Ivy Funds Distributor, Inc. (IFDI), the Funds' distributor, a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to reimburse or compensate IFDI for, either directly or through third parties, distributing the Fund's Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class C Plan, each Fund may pay IFDI, on an annual basis, a service fee of up to 0.25% of the average daily net assets of that class to compensate or reimburse IFDI for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of 0.75% of the average daily net assets of that class to compensate IFDI for, either directly or through third parties, distributing shares of that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to IFDI by any Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by IFDI with respect to the Fund's Class B or Class C shares would exceed the maximum amount of such charges that IFDI is permitted to receive under the National Association of Securities Dealers (NASD) rules as then in effect. Under the Class Y Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing service to Class Y shareholders and/or maintaining Class Y shareholder accounts. Class I shares do not have a Plan.

Since these fees are paid out of a Fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and Class C shares may result in a lower NAV than Class A shares and may cost you more over time than paying the initial sales charge for Class A shares. All or a portion of these fees may be paid to your financial advisor.

Class A shares

Class A shares are subject to an initial sales charge when you buy them (other than Ivy Money Market Fund), based on the amount of your investment, according to the tables below. As noted, Class A shares that have a Plan pay an annual 12b-1 fee of up to 0.25% of average Class A net assets. The ongoing expenses of this class are lower than those for Class B or Class C shares and typically higher than those for Class Y shares or Class I shares.

Calculation of Sales Charges on Class A Shares

Ivy Bond Fund, Ivy High Income Fund and Ivy Mortgage Securities Fund

		Sales Charge	Reallowance
		as Approx.	to Dealers
	Sales Charge	Percent of	as Percent
Size of	as Percent of	Amount	of Offering
Purchase	Offering Price[1]	Invested	Price
--------	-----------	----------	-----------
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

Ivy Municipal Bond Fund

		Sales Charge	Reallowance
		as Approx.	to Dealers
	Sales Charge	Percent of	as Percent
Size of	as Percent of	Amount	of Offering
Purchase	Offering Price[1]	Invested	Price
--------	-----------	----------	-----------
under $100,000	4.25%	4.44%	3.60%
$100,000 to less than $300,000	3.25	3.36	2.75
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

Ivy Limited-Term Bond Fund

		Sales Charge	Reallowance
		as Approx.	to Dealers
	Sales Charge	Percent of	as Percent
Size of	as Percent of	Amount	of Offering
Purchase	Offering Price[1]	Invested	Price
--------	-----------	----------	-----------
under $300,000	2.50%	2.56%	2.00%
$300,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

1Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.

2No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

IFDI may pay dealers up to 1.00% on investments made in Class A shares with no initial sales charge.

IFDI or its affiliates may pay additional compensation from its own resources to broker-dealers based upon the value of shares of a Fund owned by the broker-dealer for its own account or for its customers, including compensation for shares of the Funds purchased by customers of such broker-dealers without payment of a sales charge. Please see "Additional Compensation to Intermediaries" for more information.

Sales Charge Reductions

Lower sales charges on the purchase of Class A shares are available by:

  Rights of Accumulation: combining the value of additional purchases of shares of any of the funds in the Ivy Family of Funds and/or Waddell & Reed InvestEd Portfolios, Inc. with the NAV of Class A, Class B or Class C shares already held in your account or in an account eligible for grouping with your account (see "Account Grouping" below). To be entitled to Rights of Accumulation, you must inform IFDI that you are entitled to a reduced sales charge and provide IFDI with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account.
  Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing a LOI, which is available from IFDI, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B or Class C shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in "Account Grouping" below, will be included.
  Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class A shares in any account that you own may be grouped with the current account value of purchased Class A, Class B and/or Class C shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Social Security or other taxpayer identification number, and b) accounts of immediate family members living (or maintaining a permanent address) in the same household as the owner. For purposes of account grouping, an individual's domestic partner may be treated as his or her spouse.

With respect to purchases under other retirement plans:

1. All purchases of Class A shares made for a participant in a multi-participant retirement plan may be grouped only with other purchases made under the same plan.

2.         All purchases of Class A shares made under an employee benefit plan described in Section 401 of the Internal Revenue Code of 1986, as amended (Code) (Qualified Plan) that is maintained by a corporate employer and all plans of any one employer or affiliated employers will also be grouped. All qualified plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

3.         All purchases of Class A shares made under a simplified employee pension plan (SEP), SIMPLE IRA or similar arrangement adopted by an employer or affiliated employers may be grouped. Additionally, if elected, the purchases made by individual employees under such plan may also be grouped with the other accounts of the individual employees if such grouping would be more beneficial to an individual.

4.         All purchases of Class A shares made by you or your spouse for your or your spouse's individual retirement accounts (IRAs), salary reduction plan accounts under Section 457 of the Code, or 403(b) tax sheltered accounts may be grouped, as well as your or your spouse's Keogh plan accounts, provided that you and your spouse are the only participants in the Keogh plan.

In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Ivy Money Market Fund are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares.

If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. This CDSC may be waived under certain circumstances, as noted in this Prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

For clients of Waddell & Reed, Inc. (Waddell & Reed) and Legend Equities Corporation (Legend), the grouping privileges described above also apply to the corresponding classes of shares of funds in the Waddell & Reed Advisors Family of Funds.

Sales Charge Waivers for Certain Investors

Class A shares may be purchased at NAV by:

  Shareholders investing through certain investment advisors and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees
  The Trustees and officers of Ivy Funds, the Directors and officers of Ivy Funds, Inc. or of any affiliated entity of IICO, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed
  Minnesota Life Trustees and officers, Directors, or any affiliated entity of Minnesota Life, employees of Minnesota Life, Securian/CRI Financial Advisors, their respective spouses, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals
  Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records
  Participants in a 401(a) plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records and are segregated from any other retirement plan assets
  Participants in a 401(a) plan or 457 plan that invest in the Ivy Family of Funds through a third party platform or agreement
  The Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.
  Sales representatives, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated third party broker/dealers with which IFDI has entered into selling agreements
  Clients investing via a Managed Allocation Portfolios (MAP) or Strategic Portfolio Allocation (SPA) program available through Waddell & Reed

For purposes of determining sales at NAV, an individual's domestic partner may be treated as his or her spouse.

Sales Charge Waivers for Certain Transactions

Class A shares may be purchased at NAV through:

  Exchange of Class A shares of any fund in the Ivy Family of Funds or shares of Waddell & Reed InvestEd Portfolios, Inc. and, for clients of Waddell & Reed and Legend, Class A shares of any fund in the Waddell & Reed Advisors Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and distributions paid on such shares
  One-Time Reinvestment of all or part of the proceeds of redemption of your Class A shares of a Fund in Class A shares of the Fund, if the reinvestment is made within 60 days of the Fund's receipt of your redemption request
  Payments of Principal and Interest on Loans made pursuant to a 401(a) plan, if such loans are permitted by the plan and the plan may invest in shares of the Fund

Information about the purchase of Fund shares, applicable sales charges and sales charge reductions and waivers is also available, free of charge, at www.ivyfunds.com, including hyperlinks to facilitate access to this information. You will find more information in the Fund's SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge

A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A shares and paid to IFDI, as further described below. The purpose of the CDSC is to compensate IFDI for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or certain Class A shares. IFDI pays 4.00% of the amount invested to dealers who sell Class B shares and 1.00% of the amount invested to dealers who sell Class C shares.

The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in NAV above the initial purchase price. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, when requested to redeem a specific dollar amount, a Fund will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

Class B shares

Class B shares are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. As noted earlier, Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares, and any dividends and other distributions paid on such shares, automatically convert to Class A shares, on a monthly basis, eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative NAVs per share, without the imposition of any sales load, fee or other charge. The conversion from Class B shares to Class A shares is not considered a taxable event for Federal income tax purposes.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC identified below.

CDSC on Shares Sold Within Year	As % of Amount Subject to Charge
1	5.0%
2	4.0%
3	3.0%
4	3.0%
5	2.0%
6	1.0%
7+	0.0%

In the table, a year is a 12-month period. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made. For example, if a shareholder opens an account on August 17, 2007, then redeems all Class B shares on August 15, 2008, the shareholder will pay a CDSC of 4.00%, the rate applicable to redemptions made within the second year of purchase.

Shareholders who are eligible to purchase Class A shares at a reduced sales charge due to the breakpoints available on a purchase of $100,000 or more of Class A shares, or through Rights of Accumulation, a Letter of Intent or grouping purchases by certain related persons may not purchase Class B shares. In such case, requests to purchase Class B shares will not be accepted. The Fund will not apply the limitation to Class B share purchases made by shareholders whose shares are held in an omnibus account on any of the Funds' records, and it will be the responsibility of the broker-dealer holding the omnibus account to apply the limitation for such purchases.

Class C shares

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within 12 months after purchase, you may pay a 1.00% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed. As noted above, Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of 0.75% of average net assets. Over time, those fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class; therefore, if you anticipate holding the shares for five years or longer, Class C shares may not be appropriate.

Shareholders who are investing $1 million through a sales charge reduction feature, including a shareholder eligible to purchase Class A shares at no sales charge due to the breakpoints available on a purchase of $1 million or more of Class A shares, or through Rights of Accumulation, a Letter of Intent or grouping purchases by certain related persons may not purchase Class C shares. In such case, requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares. The Fund will not apply the limitation to Class C share purchases made by shareholders whose shares are held in an omnibus account on any of the Funds' records and it will be the selling broker's responsibility to apply the limitation for such purchases.

The CDSC for Class B or Class C shares and for Class A shares that are subject to a CDSC will not apply in the following circumstances:

  redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to IFDI redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an IRA, a Keogh plan or a custodial account under Sections 457(b) and 403(b)(7) of the Code, a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of subsequent law or legislation, the continuation of its investment would be improper redemptions of shares purchased by current or retired Trustees or Directors of the Funds, directors of affiliated companies, current or retired officers of the Funds, employees of IFDI and its affiliates, financial advisors of Waddell & Reed and its affiliates, and by the members of the immediate families of such persons redemptions of shares made pursuant to a shareholder's participation in the systematic withdrawal service offered by the Fund, subject to the limitations on the service as further disclosed in the SAI (the service and this exclusion from the CDSC do not apply to a one-time withdrawal)
  redemptions the proceeds of which are reinvested within 60 days in shares of the same class of the Fund as that redeemed for Class C shares, redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services redemptions of Fund shares, the proceeds of which are sent directly by the Fund to an insurance company or its agent for investment in any of the Waddell & Reed Advisors Funds, Ivy Family of Funds and/or W&R Target Funds, Inc., as directed by the redeeming shareholder, through a retirement plan product or savings plan product offered by the insurance company the exercise of certain exchange privileges
  redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate NAV of the shares is less than $500, or less than $250 for Ivy Money Market Fund redemptions effected by another registered investment company by virtue of a merger or other reorganization with the Fund

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which may require certain notice.

Class I shares

Class I shares are sold without any front-end sales load or contingent deferred sales charges. Class I shares do not pay an annual 12b-1 distribution and/or service fee. Class I shares generally are only available for purchase by:

  fund of funds
  participants of employee benefit plans established under Section 403(b) or Section 457, or qualified under Section 401, of the Code, including 401(k) plans if the value of the plan exceeds $10,000,000, when the shares are held in an omnibus account on the Fund's records, and an unaffiliated third party provides administrative and/or other support services to the plan participants of the Waddell & Reed Financial, Inc. Retirement Plans

Class Y shares

Class Y shares are not subject to a sales charge. Class Y shares do however pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Class Y shares are only available for purchase by:

  participants of employee benefit plans established under Section 403(b) or Section 457, or qualified under Section 401 of the Code, including 401(k) plans for which an unaffiliated third party provides administrative, distribution and/or other support services to the plan banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers, and for which entity an unaffiliated third party provides administrative, distribution and/or other support services government entities or authorities and corporations whose investment within the first 12 months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services

Additional Compensation to Intermediaries

Your financial advisor and the financial intermediary with which your advisor is affiliated typically will receive compensation when you buy and/or hold Fund shares. The source of that compensation may include the sales load, if any, that you pay as an investor and/or the 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own. As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO's and IICO's net income, respectively.

The amount and type of compensation that your financial advisor or intermediary receives will vary based upon the share class you buy, the value of those shares and the compensation practices of the intermediary. Compensation to the intermediary generally is based on the value of shares of the Funds owned by the intermediary for its own account or for its clients and may also be based on the gross and/or net sales of the Fund shares attributable to the intermediary. That compensation recognizes the distribution, administrative, promotional and other services provided by the intermediary, and may be required by the intermediary in order for the Ivy Family of Funds to be available for sale by the intermediary. The rate of compensation depends upon various factors, including but not limited to the intermediary's established policies and prevailing practices in different segments of the financial services industry. In addition, an intermediary may maintain omnibus accounts or similar arrangements with a Fund for consolidated holdings of Fund shares by its clients, and may receive payments from IFDI or its affiliates for providing related client-level recordkeeping and other services.

IFDI may also compensate an intermediary and/or financial advisor for IFDI's participation in various activities sponsored and/or arranged by the intermediary, including but not limited to programs that facilitate educating financial advisors and/or their clients about various topics, including the Funds. IFDI may also pay, or reimburse, an intermediary for certain other costs relating to the marketing of the Funds. The rate of compensation depends upon various factors, including but not limited to the nature of the activity and the intermediary's established policies.

Compensation arrangements such as those described above are undertaken to help secure and maintain appropriate availability, visibility and competitiveness for the Funds, such that they may be widely available and have the capacity to grow and potentially gain economies of scale for Fund shareholders. Please consult the SAI for additional information regarding compensation arrangements with intermediaries.

Potential Conflicts of Interest

The Distributor of the Funds, IFDI, is a corporate affiliate of Waddell & Reed. Waddell & Reed offers shares of the Funds through a distribution agreement with IFDI. The following paragraphs disclose certain potential conflicts of interest in connection with the offering of the Funds by Waddell & Reed.

Waddell & Reed financial advisors sell primarily shares of the Funds and the Waddell & Reed Advisors Funds, a separate mutual fund family for which Waddell & Reed serves as principal underwriter and distributor (Fund Families). Either IICO or WRIMCO (Manager) is the investment manager for each fund in the respective Fund Families. The Managers are affiliates of Waddell & Reed.

Waddell & Reed financial advisors are not required to sell only shares of the funds in the Fund Families, have no sales quotas with respect to the Funds and receive the same percentage rate of compensation for all shares of mutual funds they sell, including shares of the funds in the Fund Families. It is possible, however, for Waddell & Reed, and/or its affiliated companies, to receive more total revenue from the sale of shares of the funds in the Fund Families than from the sale of shares of other mutual funds that are not affiliated with Waddell & Reed (Externally Managed Funds). This is because the Managers earn investment advisory fees for providing investment management services to the funds in the Fund Families. These fees are assessed daily against the assets held by the funds in the Fund Families and are paid to the Managers out of fund assets.

Increased sales of shares of the Fund Families generally result in greater revenues, and greater profits, to Waddell & Reed and the Managers, since payments to Waddell & Reed and the Managers increase as more assets are invested in the Fund Families. Waddell & Reed employee compensation (including management and certain sales force leader compensation) and operating goals at all levels are tied to Waddell & Reed's overall profitability. Therefore, Waddell & Reed management, sales leaders and employees generally spend more time and resources promoting the sale of shares of the funds in the Fund Families rather than Externally Managed Funds. This results in more training and product support for Waddell & Reed financial advisors to assist them with sales of shares of the funds in the Fund Families. Ultimately, this will typically influence the financial advisor's decision to recommend the Fund Families even though they may have access to Externally Managed Funds that may have superior performance and/or lower fund expenses than the funds in the Fund Families.

Waddell & Reed also offers financial planning services as a registered investment adviser. Waddell & Reed financial advisors typically encourage new clients to purchase a financial plan for a fee. If the client elects to implement the recommendations produced as part of the financial plan, it is likely that the financial advisor will recommend the purchase of shares of funds in the Fund Families, though the client is not obligated to purchase such shares through Waddell & Reed. For more detailed information on the financial planning services offered by Waddell & Reed financial advisors, including fees and investment alternatives, clients should obtain from their financial advisor or Waddell & Reed, and read, a copy of Waddell & Reed's Form ADV Disclosure Brochure.

Portability

The Funds' shares may be purchased and serviced only through broker-dealers and other financial intermediaries (Financial Intermediaries) that have entered into selling agreements with IFDI. Waddell & Reed, an affiliate of IFDI, is one such Financial Intermediary that is authorized to sell the Funds and service Fund accounts. If you elect to work with a Waddell & Reed financial advisor it is likely that the financial advisor will recommend the purchase of shares of the Funds. If you decide to terminate your relationship with your Waddell & Reed financial advisor or if they decide to transfer their license to another Financial Intermediary, you should consider that you will only be able to transfer your Fund shares to another Financial Intermediary if that Financial Intermediary has a selling agreement with IFDI. Not all Financial Intermediaries have such selling agreements and the selling agreements may typically be terminated without notice to you. If you select a Financial Intermediary that has no selling agreement with IFDI or whose selling agreement is terminated after you transfer your shares, you will either have to hold your shares directly with the Funds or sell your shares and transfer the proceeds to another Financial Intermediary, which may cause you to experience adverse tax consequences.

Ways to Set Up Your Account (for Class A, Class B and Class C shares)

The different ways to set up (register) your account are listed below.

Individual or Joint Tenants

For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization

For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans

To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Coverdell Education Savings Accounts) may be tax-deductible.

  Individual Retirement Accounts (IRAs) allow certain individuals under age 70 1/2, with earned income, to invest up to the Annual Dollar Limit per year. For 2007, the Annual Dollar Limit is $4,000, scheduled to rise to $5,000 in 2008 and indexed for inflation in $500 increments, thereafter. For individuals who have attained age 50 by the last day of the taxable year for which a contribution is made, the Annual Dollar Limit is increased to include a "catch-up" contribution. The maximum annual catch-up contribution is $1,000. For each of 2007 through 2009, certain 401(k) plan participants who received in that year matching contributions of employer stock from an employer that (a) declared bankruptcy and (b) is subject to indictment or conviction resulting from transactions related to the bankruptcy may make special "catch-up" contributions of up to $3,000 for that year. An individual who makes this special "catch-up" contribution for a year may not make the catch-up contribution otherwise available for having attained age 50. The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year.
  IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.
  Roth IRAs allow certain individuals to make nondeductible contributions up to the Annual Dollar Limit per year (as identified above). The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year. An individual's maximum Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a traditional IRA for that year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.
  Coverdell Education Savings Accounts (formerly, Education IRAs) are established for the benefit of a minor, with nondeductible contributions up to $2,000 per taxable year, and permit tax-free withdrawals to pay the qualified education expenses of the beneficiary. Special rules apply where the beneficiary is a special needs person.
  Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages and contribution limits as a profit sharing plan but with fewer administrative requirements.
  Savings Incentive Match Plans for Employees (SIMPLE Plans) can be established by small employers to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other Qualified Plans.
  Owner-only Keogh Plans allow self-employed individuals and their spouses, or one or more partners and their spouses, to make tax-deductible contributions for themselves of up to 100% of their adjusted annual earned income, with a maximum of $45,000 for 2007.
  Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees' wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan. A Roth 401(k) contribution option may also be available on a qualified 401(k) Plan.
  403(b) Custodial Accounts are available to certain employees of public school systems, churches and Code Section 501(c)(3) (i.e., tax-exempt) organizations. A Roth 403(b) contribution option may also be available.
  457(b) Plans allow certain employees of state and local governments and tax-exempt organizations to contribute a portion of their compensation on a tax-deferred basis.

Gifts or Transfers to a Minor

To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $11,000 a year per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

Trust

For money being invested by a trust

The trust must be established before an account can be opened, or you may use a trust form made available by IFDI. Contact your financial advisor for the form.

Pricing of Fund Shares

The price to buy a share of a Fund, called the offering price, is calculated every business day. Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded. As noted in this Prospectus, certain Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Fund's shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus the applicable sales charge (for Class A shares).

In the calculation of a Fund's NAV:

  The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or are unreliable are valued at their fair value by or at the direction of the Board of Trustees or Board of Directors, as discussed below.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value determination made according to procedures approved by the Board of Trustees or Board of Directors. A Fund may also use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund's NAV is calculated.

A Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Funds, which may invest a portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such investments may be valued at their fair values as determined according to the procedures approved by the Fund's Board of Trustees or Board of Directors. Significant events include, but are not limited to, (1) events impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuations. WRIMCO has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held in the Funds' portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Waddell & Reed Services Company (WRSCO), the Funds' transfer agent, in accordance with guidelines adopted by each of the Fund's Board of Trustees or Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Boards regularly review, and WRSCO regularly monitors and reports to the Boards, the Service's pricing of the Funds' foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund's NAV will be subject, in part, to the judgment of the Board of Trustees or Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. The use of fair value pricing may also affect all shareholders in that if redemption proceeds or other payments based on the valuation of Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Buying Shares

You may buy shares of each of the Funds through IFDI and through third parties that have entered into selling arrangements with IFDI. Contact IFDI or any authorized investment dealer for more information. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have. IFDI will not accept account applications unless submitted by an entity with which IFDI maintains a current selling agreement.

IFDI generally will not accept new account applications to establish an account with non-U.S. address (APO/FPO addresses are acceptable) or for a non-resident alien.

If your individual account is not maintained on our shareholder servicing system, please contact your selling dealer, plan administrator or third party recordkeeper to purchase shares of the Funds.

By mail: To purchase any class of shares by check, make your check payable to Ivy Funds Distributor, Inc. Mail the check, along with your completed application, to:

Ivy Funds Distributor, Inc.
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

To add to your account by mail: Make your check payable to Ivy Funds Distributor, Inc. Mail the check to IFDI, along with the detachable form that accompanies the confirmation of a prior purchase or your quarterly statement, or a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

To add to your account by wire purchase: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

By telephone or internet: To purchase Class A, B or C shares of a Fund by Automated Clearing House (ACH) via telephone or internet access, you must have an existing account number and you must have previously established the telephone or internet method to purchase through a completed Express Transaction Authorization Form (separately or within your new account application). Please call 800.777.6472 to report your purchase, or fax the information to 800.532.2749. For internet transactions, you may not execute trades greater than $25,000. You may purchase Class I and Class Y shares by calling 800.532.2783 or faxing instructions to 800.532.2749. If you need to establish an account for Class I or Class Y shares, you may call 800.532.2783 to obtain an account application. You may then mail a completed application to IFDI at the above address, or fax it to 800.532.2749.

By Automatic Investment Service: You can authorize to have funds electronically drawn each month from your bank account through Electronic Funds Transfer (EFT) and invested as a purchase of shares into your Fund account. Complete the appropriate sections of the Account Application to establish the Automatic Investment Service (AIS).

When you place an order to buy shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.
  If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Ivy Family of Funds, the payment may be delayed for up to ten days from the date of purchase to ensure that your previous investment has cleared.
  You may purchase shares of a Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order in proper form. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.
  Broker-dealers that perform account transactions for their clients through the National Securities Clearing Corporation (NSCC) are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly. Such dealers have independent agreements with IFDI, and are compensated for performing account transactions for their clients.

When you sign your account application, you will be asked to certify that your Social Security number or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

IFDI reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Minimum Investments

For Class A, Class B and Class C:

To Open an Account	$500 (per Fund)
For certain exchanges	$100 (per Fund)
For accounts opened with AIS	$50 (per Fund)*
For accounts established through payroll deductions	Any amount

To Add to an Account	Any amount
For certain exchanges	$100 (per Fund)
For AIS	$25 (per Fund)

For Class Y:

To Open an Account
For a government entity or authority or for a corporation	$10 million
(within first 12 months)
For other eligible investors	Any amount

To Add to an Account	Any amount

*An account may be opened with no initial investment and AIS set up on the account if the account is pending a Transfer of Assets from another investment company/retirement account custodian.

For clients of Morgan Stanley DW, Inc. (MSDW) who purchase their shares through certain fee-based advisory accounts sponsored by MSDW, the minimum initial and subsequent investment requirements for Class A shares are waived.

Adding to Your Account

Subject to the minimums described above, you can make additional investments of any amount at any time.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a Fund) is the NAV per share of that Fund class, subject to any applicable CDSC and/or redemption fee.

If your individual account is not maintained on our shareholder servicing system, please contact your selling dealer, plan administrator or third party recordkeeper to sell shares of the Funds.

By mail: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

  the name on the account registration
  the Fund's name
  the account number
  the dollar amount or number, and the class, of shares to be redeemed any other applicable requirements listed in the table below

Deliver the form or your letter to:

Ivy Client Services
c/o Waddell & Reed Services Company
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

Unless otherwise instructed, a check will be sent to the address on the account. For your protection, the address of record must not have been changed within 30 days prior to your redemption request.

By telephone or internet: If you have completed an Express Transaction Authorization Form (separately or within your new account application) you may redeem your shares by telephone or internet. You may request to receive payment of your redemption proceeds via direct ACH or via wire (wire redemptions of Ivy Money Market Fund require a $1,000 minimum redemption). To redeem your Class A, Class B or Class C shares, call 800.777.6472, fax your request to 800.532.2749, or place your redemption order at www.ivyfunds.com, and give your instructions to redeem your shares via ACH or via wire, as applicable. For Class A, Class B and Class C shares, redemption requests via wire will be charged a $10 per transaction wire fee. To redeem your Class Y shares, call 800.532.2783, or fax your request to 800.532.2749, and give your instructions to redeem your shares via ACH or via wire, as applicable. You may also request a redemption by check to the address on the account (provided the address has not been changed within the last 30 days). For your protection, banking information must be established on your account for a minimum of 30 days before either a wire redemption or ACH redemption will be processed. Requests by telephone or internet can only be accepted for amounts up to $50,000.

To sell Class A shares of Ivy Money Market Fund and Ivy Limited-Term Bond Fund by check: If you have elected this method in your application or by subsequent authorization, the Fund will provide you with checks drawn on UMB Bank, n.a. You may make these checks payable to the order of any payee in any amount of $250 or more. If you sell Class A shares of Ivy Limited-Term Bond Fund by check, you may experience tax implications.

When you place an order to sell shares, your shares will be sold at the NAV next calculated, subject to any applicable CDSC and/or redemption fee, after receipt of a request for redemption in good order by Ivy Client Services (on behalf of Waddell & Reed Services Company) or other authorized Fund agent. Note the following:

  If more than one person owns the shares, each owner must sign the written request.
  If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.
  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).
  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Trustees or Board of Directors determines that conditions exist making cash payments undesirable. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.
  If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order in proper form. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC and/or redemption fee, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day on which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.
  Dealers that perform account transactions for their clients through the NSCC are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

Special Requirements for Selling Shares

Account Type	Special Requirements
Individual or Joint Tenant	The written instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Sole Proprietorship	The written instructions must be signed by the individual owner of the business.
UGMA, UTMA	The custodian must sign the written instructions indicating capacity as custodian.
Retirement Account	The written instructions must be signed by a properly authorized person (for example, employer, plan administrator, or trustee).
Trust	The trustee must sign the written instructions indicating capacity as trustee. If the trustee's name is not in the account registration, provide a currently certified copy of the trust document.
Business or Organization	At least one person authorized by corporate resolution to act on the account must sign the written instructions.
Conservator, Guardian or Other Fiduciary	The written instructions must be signed by the person properly authorized by court order to act in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

  a redemption request made by a corporation, partnership or fiduciary a redemption request made by someone other than the owner of record the check is made payable to someone other than the owner of record a check redemption request if the address on the account has been changed within the last 30 days

This requirement is to protect you and the Funds from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

Each Fund reserves the right to redeem at NAV all of your Fund shares in your account if the aggregate NAV of those shares is less than $500, or less than $250 for Ivy Money Market Fund. The Fund will give you notice and 60 days to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares in that Fund to $500 or $250 for Ivy Money Market Fund. These redemptions will not be subject to a CDSC. Ivy Money Market Fund may charge a fee of $1.75 per month on all accounts with a NAV of less than $250, except for retirement plan accounts. The Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $500 (or $250 for Ivy Money Market Fund) due to market forces.

You may reinvest, without charge, all or part of the amount of Class A shares of a Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within 60 days after the date of your redemption, and the reinvestment must be made into the same fund, account, and class of shares from which it had been redeemed. You may do this only once with Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of a Fund which are redeemed and then reinvested in shares of the same class of the Fund within 60 days after such redemption. IFDI will, with your reinvestment, restore an amount equal to the CDSC attributable to the amount reinvested by adding the CDSC amount to your reinvestment. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once as to Class A shares of a Fund, once as to Class B shares of a Fund and once as to Class C shares of a Fund. The reinvestment must be made into the same fund, account, and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Telephone Transactions

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. WRSCO, the Funds' transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If WRSCO fails to do so, WRSCO may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

If you are investing through certain third-party broker dealers, please contact your plan administrator or other recordkeeper for information about your account.

If you have established an account that is maintained on our shareholder servicing system, we provide a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800.777.6472, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. The Client Services Representative can help you:

  obtain information about your accounts
  obtain price information about other funds in the Ivy Family of Funds obtain a Fund's current prospectus, SAI, annual report or other information about each Fund request duplicate statements
  transact certain account activity, including exchange privileges and redemption of shares

At almost any time of the day or night, you may access your account information from a touch-tone phone through our automated customer telephone service, provided your account is maintained on our shareholder servicing system; otherwise, you should contact the introducing broker.

Internet Service

Our web site, www.ivyfunds.com, is also available. If you do not currently have an account established that is maintained on our shareholder servicing system, you may use the web site to obtain information about the Funds in the Ivy Family of Funds, including accessing a Fund's current prospectus, SAI, annual report or other information. If you have an account set up that is maintained on our shareholder servicing system, you may also use the web site to obtain information about your account, and to transact certain account activity, including exchange privileges and redemption of shares, if you have established Express Transactions for your account.

Reports

Statements and reports sent to you include the following:

  confirmation statements (after every purchase (other than those purchases made through Automatic Investment Service), after every exchange (other than rebalance-related exchange transactions for SPA and MAP products) and after every transfer or redemption)
  quarter-to-date statements (quarterly)
  year-to-date statements (after the end of the fourth calendar quarter)
  annual and semiannual reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of a Fund's most recent prospectus and annual and semiannual reports to shareholders may be mailed to shareholders having the same last name and address in the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client Services if you need additional copies of the documents. You may also visit www.ivyfunds.com to view and/or download these documents, as well as other information about each Fund.

You may now elect to receive your quarterly statements and/or prospectus and shareholder reports electronically. In order to do so, go to the "Access Your Account" feature available via www.ivyfunds.com.

Exchange Privileges

Except as otherwise noted, you may sell (redeem) your shares and buy shares of the same class of another Fund in the Ivy Family of Funds without the payment of an additional sales charge if you exchange Class A shares or without payment of a CDSC when you exchange Class B or Class C shares, or certain Class A shares. For Class B and Class C shares, or Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. However, exchanges of Class A shares from Ivy Money Market Fund are subject to any sales charge applicable to the Fund being exchanged into, unless the Ivy Money Market shares were previously acquired by an exchange from Class A shares of another Ivy fund for which a sales charge was paid (or represent reinvestment of dividends and distributions paid on such shares). You may sell your Class I or Class Y shares of any of the Funds and buy Class I or Class Y shares, respectively, of another Fund, or Class A shares of Ivy Money Market Fund.

For clients of Waddell & Reed and Legend, these exchange privileges for Class A, Class B and Class C shares also apply to the corresponding classes of shares of funds within the Waddell & Reed Advisors Family of Funds. Shareholders of Class I shares may exchange their shares for Class Y shares of funds within the Waddell & Reed Advisors Family of Funds. Shareholders of Ivy Class Y shares may not exchange those shares for shares of any class of funds within the Waddell & Reed Advisors Family of Funds.

As of December 1, 2003, Class B and Class C shares of Ivy Money Market Fund are not available for direct investment. Therefore, you may utilize Class A shares of Ivy Money Market Fund for your Funds Plus Service into Class A, B or C shares of a non-money market fund. Please see the SAI for additional information.

Ivy Municipal Bond Fund Class Y shares are no longer available for investment. Shareholders of Class Y shares of Ivy Municipal Bond Fund may exchange their shares for Class A shares of the Fund, or for Class A shares of any fund in the Ivy Funds, at NAV. Any additional investments in Class A shares will be subject to the applicable sales load as described in the prospectus.

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of Funds may only be sold within the United States, the Commonwealth of Puerto Rico and the U.S. Virgin Islands. Note that exchanges out of a Fund may have tax consequences for you. Before exchanging into a Fund, read its prospectus.

Important Exchange Information

  You must exchange into the same share class you currently own (except that you may exchange Class Y and Class I shares of any of the Funds for Class A shares of Ivy Money Market Fund, and in certain situations you may exchange Class A shares of Ivy Money Market Fund for Class B or Class C shares of any of the other Funds).
  Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

How to Exchange

By mail: Send your written exchange request to Ivy Client Services at the address listed under "Selling Shares."

By telephone: Call IFDI at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IFDI employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IFDI may be liable for any losses due to unauthorized or fraudulent telephone instructions.

By internet: You will be allowed to exchange by internet if (1) you have established the internet trading option; and (2) you can provide proper identification information.

If your individual account is not maintained on our shareholder servicing system, please contact your selling dealer, plan administrator or third party recordkeeper to exchange shares of the Funds.

Market Timing Policy

The Funds are intended for long-term investment purposes. The Funds will take steps to seek to deter frequent purchases and redemptions in Fund shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting the Fund's shareholders.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in municipal obligations, such as Ivy Municipal Bond Fund, or that invests a significant portion of its assets in high-yield fixed income securities, such as Ivy High Income Fund.

To discourage market timing activities by investors, the Funds' Board of Trustees or Board of Directors has adopted a market timing policy and has approved the procedures of the Funds' transfer agent, WRSCO, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WRSCO typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Fund shares.

As an additional step, WRSCO reviews Fund redemption activity in relation to average assets and purchases within the period. If WRSCO identifies what it believes to be market timing activities in an account held directly on the Funds' records that has not previously exceeded WRSCO's thresholds, WRSCO will suspend exchange privileges by refusing to accept additional purchases in the account for a pre-determined period of time. If an account exceeds WRSCO's thresholds a second time within a twelve (12) month period, exchange privileges will be suspended indefinitely for all accounts owned by that shareholder whose account exceeded the pre-determined thresholds. For trading in omnibus accounts, WRSCO will, if possible, place a trading block at a tax ID number level or, if that cannot be accomplished, will contact the associated intermediary and request that the broker-dealer implement trading restrictions. In exercising any of the foregoing rights, WRSCO will consider the trading history of accounts under common ownership or control within any of the Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a single investor and may be rejected in whole or in part. Transactions placed in violation of a Fund's market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

In addition, IFDI and/or its affiliate, Waddell & Reed, Inc. (collectively, "W&R"), have entered into agreements with third-party financial intermediaries that purchase and hold Fund shares on behalf of shareholders through omnibus accounts. In general, these agreements obligate the financial intermediary: (1) upon request by W&R, to provide information regarding the shareholders for whom the intermediary holds shares and these shareholders' Fund share transactions; and (2) to restrict or prohibit further purchases of Fund shares through the financial intermediary's account by any shareholder identified by W&R as having engaged in Fund share transactions that violate a Fund's market timing policy. W&R's procedures seek to monitor transactions in omnibus accounts so that W&R may make such further inquiries and take such other actions as it deems appropriate or necessary to enforce the Funds' market timing policy with respect to shareholders trading through omnibus accounts held by third-party intermediaries.

A Fund seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Funds, IFDI and WRSCO make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Funds, IFDI or WRSCO may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries (including prohibiting further transactions by such accounts), may require the intermediaries to provide certain information to the Funds regarding shareholders who hold shares through such accounts or may close the omnibus account.

The Funds' ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon systems capabilities, applicable contractual restrictions, and cooperation of those intermediaries. There can be no assurance that the Funds will be able to identify or eliminate all market timing activities, and the Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Fund's and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Funds' market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WRSCO and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Fund's market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder's ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Redemption Fee/Exchange Fee

To further discourage the use of the Funds as a vehicle for excessive short-term trading, each of the Funds except Ivy Money Market Fund will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than five days. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

A Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (v) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in SPA, MAP and/or Strategic Asset Management (SAM) advisory services that may periodically rebalance mutual fund holdings at regular intervals or in response to prevailing economic, political and/or financial conditions, as determined by the investment advisor for the advisory service

4.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

5.	redemptions of shares purchased through the Automatic Investment Service (AIS)

6.	redemptions made through a Systematic Withdrawal Plan

7.	redemptions of shares purchased through the Funds Plus Service

Additionally, a Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of $5,000 or less (that correspondingly would result in an assessment of a fee equal to or less than $100.00).

In addition to these waivers, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of excessive short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Automatic Transactions for Class A, Class B and Class C Shareholders

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Systematic Withdrawal Plan lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account. Please see the SAI for additional information.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service
To move money from your bank account to an existing Fund account
	Minimum Amount	Frequency
	$25 (per Fund)	Monthly

Funds Plus Service
To move money from Ivy Money Market Fund Class A to a Fund whether in the same or a different class
	Minimum Amount	Frequency
	$100 (per Fund)	Monthly

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, each Fund declare dividends from net investment income daily and pay them monthly. Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

Distribution Options. When you open an account, you may specify on your application how you want to receive your distributions. Each Fund offers two options:

1.

Share Payment Option. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2.

Cash Option. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is at least five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the Fund.

For retirement accounts and accounts participating in MAP or SPA, all distributions are automatically paid in additional shares.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. You may be subject to tax as a result of income generated at the Fund level, to the extent the Fund makes actual or deemed distributions of such income to you. Dividends from the Fund's investment company taxable income (which includes net short-term capital gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains, as described below. Distributions of the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 15% for noncorporate shareholders. As a result of changes made by the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders may be taxed as long-term capital gain. The portion of the dividends that the Fund pays which is attributable to qualified dividend income received by the Fund will qualify for such treatment, provided that the shareholder meets certain holding period requirements. None of the dividends paid by Ivy Bond Fund, Ivy Limited-Term Bond Fund, Ivy Municipal Bond Fund or Ivy Money Market Fund are expected to be eligible for treatment as qualified dividend income, and it is unlikely that a significant amount of dividends paid by other Funds will be so eligible.

For noncorporate taxable shareholders, each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year on a Form 1099.

Distributions by Ivy Municipal Bond Fund that are designated by it as exempt-interest dividends generally may be excluded by you from your gross income. A portion of the exempt-interest dividends paid by Ivy Municipal Bond Fund is expected to be attributable to interest on certain bonds that must be treated, by you, as a tax preference item for purposes of calculating your liability, if any, for the AMT; the Fund anticipates such portion will not be more than 40% of the dividends it will pay, annually, to its shareholders. Ivy Municipal Bond Fund will provide you with information concerning the amount of distributions that is a tax preference item after the end of each calendar year. Shareholders who may be subject to the AMT should consult with their tax advisers concerning investment in the Fund.

Entities or other persons who are substantial users (or persons related to substantial users) of facilities financed by PABs should consult their tax advisers before purchasing Ivy Municipal Bond Fund shares because, for users of certain of these facilities, the interest on those bonds is not exempt from Federal income tax. For these purposes, the term substantial user is defined generally to include a non-exempt person who regularly uses, in trade or business, a part of a facility financed from the proceeds of PABs.

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid).

An exchange of Fund shares for shares of any other fund in the Ivy Family of Funds generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within 90 days after your purchase and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in the Ivy Family of Funds without paying a sales charge due to the 60-day reinvestment privilege or exchange privilege. See "Your Account--Selling Shares." In these cases, any gain on the disposition of the original Class A Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis in the shares you subsequently acquire. In addition, if you purchase shares of a Fund within 30 days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis in the newly purchased shares.

Withholding. Each Fund must withhold 28% of all dividends, exempt interest dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate is also required from taxable dividends and capital gain distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

State and local income taxes. The portion of the dividends a Fund pays that is attributable to interest earned on U.S. government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability in your state and locality of dividends and other distributions by the Funds.

The foregoing is only a summary of some of the important tax considerations generally affecting each Fund and its shareholders; you will find more information in each Fund's SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Financial Highlights

The following information is to help you understand the financial performance of each of the classes of each Fund for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. Except as noted below, this information has been audited by Deloitte & Touche LLP, whose Reports of Independent Registered Public Accounting Firm, along with each Fund's financial statements for the fiscal year ended March 31, 2007, are included in the Funds' Annual Reports to Shareholders, which are incorporated by reference into each Statement of Additional Information. The financial highlights of Ivy Bond Fund and Ivy Mortgage Securities Fund for each of the periods ended September 30, 2003 and prior were audited by other auditors whose report expressed an unqualified opinion on those financial highlights. The annual report contains additional performance information and will be made available upon request and without charge.

No financial highlights are provided for Class I shares of the Funds, as this class commenced operations on April 2, 2007, which is after the end of the fiscal year.

IVY BOND FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations			Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$10.28	$0.46	$0.18	$0.64	$(0.46)	$(0.00)	$(0.46)	$10.46
4-1-05 to 3-31-06	10.52	0.42	(0.24)	0.18	(0.42)	(0.00)	(0.42)	10.28
4-1-04 to 3-31-05	10.83	0.41	(0.30)	0.11	(0.42)	(0.00)	(0.42)	10.52
10-1-03 to 3-31-04	10.73	0.23	0.09	0.32	(0.22)	(0.00)	(0.22)	10.83
10-1-02 to 9-30-03	10.57	0.45	0.15	0.60	(0.44)	(0.00)	(0.44)	10.73
10-1-01 to 9-30-02	10.30	0.52	0.27	0.79	(0.52)	(0.00)	(0.52)	10.57

Class B
4-1-06 to 3-31-07	$10.28	$0.34	$0.18	$0.52	$(0.34)	($0.00)	$(0.34)	$10.46
4-1-05 to 3-31-06	10.52	0.30	(0.24)	0.06	(0.30)	(0.00)	(0.30)	10.28
4-1-04 to 3-31-05	10.83	0.28	(0.31)	(0.03)	(0.28)	(0.00)	(0.28)	10.52
12-8-03* to 3-31-04	10.64	0.11	0.19	0.30	(0.11)	(0.00)	(0.11)	10.83

Class C
4-1-06 to 3-31-07	$10.28	$0.37	$0.18	$0.55	$(0.37)	($0.00)	$(0.37)	$10.46
4-1-05 to 3-31-06	10.52	0.31	(0.24)	0.07	(0.31)	(0.00)	(0.31)	10.28
4-1-04 to 3-31-05	10.83	0.27	(0.31)	(0.04)	(0.27)	(0.00)	(0.27)	10.52
12-8-03* to 3-31-04	10.64	0.11	0.19	0.30	(0.11)	(0.00)	(0.11)	10.83

Class Y
4-1-06 to 3-31-07	$10.28	$0.46	$0.18	$0.64	$(0.46)	$(0.00)	$(0.46)	$10.46
4-1-05 to 3-31-06	10.52	0.41	(0.24)	0.17	(0.41)	(0.00)	(0.41)	10.28
4-1-04 to 3-31-05	10.83	0.39	(0.31)	0.08	(0.39)	(0.00)	(0.39)	10.52
12-8-03* to 3-31-04	10.64	0.13	0.19	0.32	(0.13)	(0.00)	(0.13)	10.83

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement		Ratio of Expenses to Average Net Assets without Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets without Reimbursement		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	6.40%	[a]	$64	1.20%		1.20%	[b]	4.48%		4.48%	[b]	91%
4-1-05 to 3-31-06	1.74%	[a]	56	1.23%		1.23%	[b]	4.03%		4.03%	[b]	126%
4-1-04 to 3-31-05	1.04%	[a]	49	1.17%		1.43%		3.84%		3.58%		200%
10-1-03 to 3-31-04	3.03%	[a]	23	1.46%	[c,d]	2.36%	[c,d]	4.53%	[c,d]	3.64%	[c,d]	78%
10-1-02 to 9-30-03	5.84%	[a]	18	1.15%		2.01%		4.25%		3.39%		119%
10-1-01 to 9-30-02	7.90%	[a]	17	1.15%		1.92%		5.07%		4.30%		148%

Class B
4-1-06 to 3-31-07	5.22%		$1.83	2.32%		N/A		3.37%		N/A		91%
4-1-05 to 3-31-06	0.57%		1.45	2.38%		N/A		2.90%		N/A		126%
4-1-04 to 3-31-05	-0.23%		0.74	2.45%		N/A		2.63%		N/A		200%
12-8-03* to 3-31-04	2.77%		0.29	2.76%	[c]	N/A		3.04%	[c]	N/A		78%	[e]

Class C
4-1-06 to 3-31-07	5.48%		$4.10	2.06%		N/A		3.62%		N/A		91%
4-1-05 to 3-31-06	0.66%		1.74	2.28%		N/A		3.01%		N/A		126%
4-1-04 to 3-31-05	-0.40%		0.55	2.59%		N/A		2.47%		N/A		200%
12-8-03* to 3-31-04	2.77%		0.12	2.61%	[c]	N/A		3.09%	[c]	N/A		78%	[e]

Class Y
4-1-06 to 3-31-07	6.43%		$0.04	1.09%		N/A		4.60%		N/A		91%
4-1-05 to 3-31-06	1.62%		0.02	1.34%		N/A		3.91%		N/A		126%
4-1-04 to 3-31-05	0.75%		0.03	1.46%		N/A		3.65%		N/A		200%
12-8-03* to 3-31-04	3.03%		0.03	1.54%	[c]	N/A		3.99%	[c]	N/A		78%	[e]

*Commencement of operations of the class.
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)There was no waiver of expenses during the period.
(c)Annualized.
(d)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Expenses for Class A shares before and after the merger were limited to 1.15% of average net assets.

(e)For the six months ended March 31, 2004.

IVY HIGH INCOME FUND

	Selected Per-Share Data

		Income (Loss)
		From Investment Operations			Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$8.60	$0.62	$0.32	$0.94	$(0.62)	$(0.00)	$(0.62)	$8.92
4-1-05 to 3-31-06	8.69	0.58	(0.09)	0.49	(0.58)	(0.00)	(0.58)	8.60
4-1-04 to 3-31-05	8.85	0.57	(0.16)	0.41	(0.57)	(0.00)	(0.57)	8.69
4-1-03 to 3-31-04	8.07	0.56	0.78	1.34	(0.56)	(0.00)	(0.56)	8.85
4-1-02 to 3-31-03	8.48	0.64	(0.41)	0.23	(0.64)	(0.00)	(0.64)	8.07

Class B
4-1-06 to 3-31-07	$8.60	$0.53	$0.32	$0.85	$(0.53)	$(0.00)	$(0.53)	$8.92
4-1-05 to 3-31-06	8.69	0.50	(0.09)	0.41	(0.50)	(0.00)	(0.50)	8.60
4-1-04 to 3-31-05	8.85	0.49	(0.16)	0.33	(0.49)	(0.00)	(0.49)	8.69
4-1-03 to 3-31-04	8.07	0.50	0.78	1.28	(0.50)	(0.00)	(0.50)	8.85
4-1-02 to 3-31-03	8.48	0.56	(0.41)	0.15	(0.56)	(0.00)	(0.56)	8.07

Class C
4-1-06 to 3-31-07	$8.60	$0.55	$0.32	$0.87	$(0.55)	$(0.00)	$(0.55)	$8.92
4-1-05 to 3-31-06	8.69	0.51	(0.09)	0.42	(0.51)	(0.00)	(0.51)	8.60
4-1-04 to 3-31-05	8.85	0.50	(0.16)	0.34	(0.50)	(0.00)	(0.50)	8.69
4-1-03 to 3-31-04	8.07	0.50	0.78	1.28	(0.50)	(0.00)	(0.50)	8.85
4-1-02 to 3-31-03	8.48	0.57	(0.41)	0.16	(0.57)	(0.00)	(0.57)	8.07

Class Y
4-1-06 to 3-31-07	$8.60	$0.64	$0.32	$0.96	$(0.64)	$(0.00)	$(0.64)	$8.92
4-1-05 to 3-31-06	8.69	0.59	(0.09)	0.50	(0.59)	(0.00)	(0.59)	8.60
4-1-04 to 3-31-05	8.85	0.58	(0.16)	0.42	(0.58)	(0.00)	(0.58)	8.69
4-1-03 to 3-31-04	8.07	0.58	0.78	1.36	(0.58)	(0.00)	(0.58)	8.85
4-1-02 to 3-31-03	8.48	0.64	(0.41)	0.23	(0.64)	(0.00)	(0.64)	8.07

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Voluntary Expense Waiver	Ratio of Expenses to Average Net Assets excluding Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Voluntary Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets excluding Voluntary Expense Waiver		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	11.39%	[a]	$79	1.38%	1.38%	[b]	7.20%	7.20%	[b]	98%
4-1-05 to 3-31-06	5.80%	[a]	39	1.45%	1.45%	[b]	6.70%	6.70%	[b]	45%
4-1-04 to 3-31-05	4.69%	[a]	32	1.44%	1.44%	[b]	6.43%	6.43%	[b]	54%
4-1-03 to 3-31-04	17.24%	[a]	18	1.39%	1.39%	[b]	6.62%	6.62%	[b]	78%
4-1-02 to 3-31-03	3.02%	[a]	6	0.91%	1.44%		7.83%	7.30%		52%

Class B
4-1-06 to 3-31-07	10.24%		$7	2.43%	2.43%	[b]	6.14%	6.14%	[b]	98%
4-1-05 to 3-31-06	4.85%		6	2.36%	2.36%	[b]	5.79%	5.79%	[b]	45%
4-1-04 to 3-31-05	3.80%		5	2.31%	2.31%	[b]	5.56%	5.56%	[b]	54%
4-1-03 to 3-31-04	16.22%		4	2.28%	2.28%	[b]	5.78%	5.78%	[b]	78%
4-1-02 to 3-31-03	2.06%		2	1.84%	2.37%		6.90%	6.37%		52%

Class C
4-1-06 to 3-31-07	10.51%		$17	2.18%	2.18%	[b]	6.39%	6.39%	[b]	98%
4-1-05 to 3-31-06	5.00%		17	2.21%	2.21%	[b]	5.94%	5.94%	[b]	45%
4-1-04 to 3-31-05	3.90%		22	2.20%	2.20%	[b]	5.67%	5.67%	[b]	54%
4-1-03 to 3-31-04	16.30%		23	2.21%	2.21%	[b]	5.89%	5.89%	[b]	78%
4-1-02 to 3-31-03	2.15%		18	1.74%	2.27%		7.05%	6.52%		52%

Class Y
4-1-06 to 3-31-07	11.60%		$11	1.20%	1.20%	[b]	7.37%	7.37%	[b]	98%
4-1-05 to 3-31-06	6.00%		10	1.25%	1.25%	[b]	6.90%	6.90%	[b]	45%
4-1-04 to 3-31-05	4.83%		9	1.30%	1.30%	[b]	6.57%	6.57%	[b]	54%
4-1-03 to 3-31-04	17.36%		10	1.30%	1.30%	[b]	6.82%	6.82%	[b]	78%
4-1-02 to 3-31-03	3.03%		4	1.08%	1.61%		7.22%	6.69%		52%

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)There was no waiver of expenses during the period.

IVY LIMITED-TERM BOND FUND

	Selected Per-Share Data

		Income (Loss)
		From Investment Operations			Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$10.00	$0.33	$0.15	$0.48	$(0.33)	$(0.00)	$(0.33)	$10.15
4-1-05 to 3-31-06	10.14	0.30	(0.14)	0.16	(0.30)	(0.00)	(0.30)	10.00
4-1-04 to 3-31-05	10.48	0.28	(0.34)	(0.06)	(0.28)	(0.00)	(0.28)	10.14
4-1-03 to 3-31-04	10.45	0.29	0.03	0.32	(0.29)	(0.00)	(0.29)	10.48
4-1-02 to 3-31-03	10.20	0.36	0.25	0.61	(0.36)	(0.00)	(0.36)	10.45

Class B
4-1-06 to 3-31-07	$10.00	$0.24	$0.15	$0.39	$(0.24)	$(0.00)	$(0.24)	$10.15
4-1-05 to 3-31-06	10.14	0.21	(0.14)	0.07	(0.21)	(0.00)	(0.21)	10.00
4-1-04 to 3-31-05	10.48	0.18	(0.34)	(0.16)	(0.18)	(0.00)	(0.18)	10.14
4-1-03 to 3-31-04	10.45	0.19	0.03	0.22	(0.19)	(0.00)	(0.19)	10.48
4-1-02 to 3-31-03	10.20	0.27	0.25	0.52	(0.27)	(0.00)	(0.27)	10.45

Class C
4-1-06 to 3-31-07	$10.00	$0.24	$0.15	$0.39	$(0.24)	$(0.00)	$(0.24)	$10.15
4-1-05 to 3-31-06	10.14	0.21	(0.14)	0.07	(0.21)	(0.00)	(0.21)	10.00
4-1-04 to 3-31-05	10.48	0.19	(0.34)	(0.15)	(0.19)	(0.00)	(0.19)	10.14
4-1-03 to 3-31-04	10.45	0.20	0.03	0.23	(0.20)	(0.00)	(0.20)	10.48
4-1-02 to 3-31-03	10.20	0.27	0.25	0.52	(0.27)	(0.00)	(0.27)	10.45

Class Y
4-1-06 to 3-31-07	$10.00	$0.34	$0.15	$0.49	$(0.34)	$(0.00)	$(0.34)	$10.15
4-1-05 to 3-31-06	10.14	0.31	(0.14)	0.17	(0.31)	(0.00)	(0.31)	10.00
4-1-04 to 3-31-05	10.48	0.29	(0.34)	(0.05)	(0.29)	(0.00)	(0.29)	10.14
4-1-03 to 3-31-04	10.45	0.29	0.03	0.32	(0.29)	(0.00)	(0.29)	10.48
4-1-02 to 3-31-03	10.20	0.36	0.25	0.61	(0.36)	(0.00)	(0.36)	10.45

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Voluntary Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets including Voluntary Expense Waiver	Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	4.89%	[a]	$35	1.33%	3.30%	41%
4-1-05 to 3-31-06	1.59%	[a]	33	1.31%	2.98%	28%
4-1-04 to 3-31-05	-0.60%	[a]	38	1.27%	2.71%	36%
4-1-03 to 3-31-04	3.13%	[a]	35	1.18%	2.79%	30%
4-1-02 to 3-31-03	6.15%	[a]	40	1.09%	3.32%	49%

Class B
4-1-06 to 3-31-07	3.94%		$5	2.23%	2.39%	41%
4-1-05 to 3-31-06	0.68%		5	2.22%	2.06%	28%
4-1-04 to 3-31-05	-1.51%		7	2.20%	1.78%	36%
4-1-03 to 3-31-04	2.18%		6	2.11%	1.86%	30%
4-1-02 to 3-31-03	5.18%		5	2.01%	2.47%	49%

Class C
4-1-06 to 3-31-07	3.98%		$12	2.20%	2.42%	41%
4-1-05 to 3-31-06	0.73%		13	2.17%	2.12%	28%
4-1-04 to 3-31-05	-1.45%		17	2.14%	1.84%	36%
4-1-03 to 3-31-04	2.23%		22	2.05%	1.92%	30%
4-1-02 to 3-31-03	5.22%		30	1.98%	2.59%	49%

Class Y
4-1-06 to 3-31-07	5.06%		$1	1.17%	3.44%	41%
4-1-05 to 3-31-06	1.72%		2	1.19%	3.10%	28%
4-1-04 to 3-31-05	-0.49%		2	1.16%	2.82%	36%
4-1-03 to 3-31-04	3.18%		2	1.13%	2.83%	30%
4-1-02 to 3-31-03	6.14%		2	1.09%	3.42%	49%

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

IVY MORTGAGE SECURITIES FUND

	Selected Per-Share Data

		Income (Loss)
		From Investment Operations			Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	From Net Investment Income	From Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$10.44	$0.51	$0.15	$0.66	$(0.51)	$(0.00)	$(0.00)	$(0.51)	$10.59
4-1-05 to 3-31-06	10.68	0.48	(0.24)	0.24	(0.48)	(0.00)	(0.00)	(0.48)	10.44
4-1-04 to 3-31-05	10.96	0.49	(0.27)	0.22	(0.49)	(0.01)	(0.00)	(0.50)	10.68
10-1-03 to 3-31-04	10.97	0.25	0.03	0.28	(0.25)	(0.04)	(0.00)	(0.29)	10.96
10-1-02 to 9-30-03	11.07	0.59	(0.12)	0.47	(0.57)	(0.00)	(0.00)	(0.57)	10.97
10-1-01 to 9-30-02	10.99	0.70	0.11	0.81	(0.72)	(0.00)	(0.01)	(0.73)	11.07

Class B
4-1-06 to 3-31-07	$10.44	$0.40	$0.15	$0.55	$(0.40)	$(0.00)	N/A	$(0.40)	$10.59
4-1-05 to 3-31-06	10.68	0.36	(0.24)	0.12	(0.36)	(0.00)	N/A	(0.36)	10.44
4-1-04 to 3-31-05	10.96	0.37	(0.27)	0.10	(0.37)	(0.01)	N/A	(0.38)	10.68
12-8-03* to 3-31-04	10.87	0.12	0.13	0.25	(0.12)	(0.04)	N/A	(0.16)	10.96

Class C
4-1-06 to 3-31-07	$10.44	$0.42	$0.15	$0.57	$(0.42)	$(0.00)	N/A	$(0.42)	$10.59
4-1-05 to 3-31-06	10.68	0.38	(0.24)	0.14	(0.38)	(0.00)	N/A	(0.38)	10.44
4-1-04 to 3-31-05	10.96	0.38	(0.27)	0.11	(0.38)	(0.01)	N/A	(0.39)	10.68
12-8-03* to 3-31-04	10.87	0.12	0.13	0.25	(0.12)	(0.04)	N/A	(0.16)	10.96

Class Y
4-1-06 to 3-31-07	$10.44	$0.52	$0.15	$0.67	$(0.52)	$(0.00)	N/A	$(0.52)	$10.59
4-1-05 to 3-31-06	10.68	0.48	(0.24)	0.24	(0.48)	(0.00)	N/A	(0.48)	10.44
4-1-04 to 3-31-05	10.96	0.48	(0.27)	0.21	(0.48)	(0.01)	N/A	(0.49)	10.68
12-8-03* to 3-31-04	10.87	0.15	0.13	0.28	(0.15)	(0.04)	N/A	(0.19)	10.96

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement		Ratio of Expenses to Average Net Assets without Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets without Reimbursement		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	6.52%	[a]	$278	1.14%		1.14%	[b]	4.90%		4.90%	[b]	121%
4-1-05 to 3-31-06	2.24%	[a]	243	1.05%		1.16%		4.51%		4.40%		154%
4-1-04 to 3-31-05	2.12%	[a]	188	0.95%		1.23%		4.59%		4.31%		200%
10-1-03 to 3-31-04	2.70%	[a]	134	1.05%	[c,d]	1.38%	[c,d]	4.56%	[c,d]	4.22%	[c,d]	57%
10-1-02 to 9-30-03	4.19%	[a,e]	91	0.97%		1.12%		5.27%		5.12%		83%
10-1-01 to 9-30-02	7.88%	[a]	67	0.95%		1.21%		6.24%		5.98%		99%

Class B
4-1-06 to 3-31-07	5.45%		$12	2.16%		N/A		3.88%		N/A		121%
4-1-05 to 3-31-06	1.12%		11	2.16%		N/A		3.41%		N/A		154%
4-1-04 to 3-31-05	0.92%		7	2.16%		N/A		3.29%		N/A		200%
12-8-03* to 3-31-04	2.32%		1	1.89%	[c]	N/A		3.59%	[c]	N/A		57%	[f]

Class C
4-1-06 to 3-31-07	5.69%		$19	1.93%		N/A		4.11%		N/A		121%
4-1-05 to 3-31-06	1.34%		19	1.93%		N/A		3.63%		N/A		154%
4-1-04 to 3-31-05	1.05%		12	2.03%		N/A		3.41%		N/A		200%
12-8-03* to 3-31-04	2.32%		2	1.86%	[c]	N/A		3.61%	[c]	N/A		57%	[f]

Class Y
4-1-06 to 3-31-07	6.66%		$13	1.00%		N/A		5.04%		N/A		121%
4-1-05 to 3-31-06	2.26%		7	1.03%		N/A		4.53%		N/A		154%
4-1-04 to 3-31-05	1.95%		6	1.12%		N/A		4.41%		N/A		200%
12-8-03* to 3-31-04	2.56%		3	1.09%	[c]	N/A		4.38%	[c]	N/A		57%	[f]

*Commencement of operations of the class.
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)There was no waiver of expenses during the period.
(c)Annualized.
(d)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Expenses for Class A shares before and after the merger were limited to 0.95% of average net assets.

(e)Advantus Capital reimbursed the Fund for losses related to certain investment trades. With reimbursed losses, the total return for Class A, for the year ended September 30, 2003, would have been 4.28%.

(f)For the six months ended March 31, 2004.

IVY MUNICIPAL BOND FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$11.04	$0.41	[a]	$0.08	[a]	$0.49	$(0.41)	$(0.00)	$(0.41)	$11.12
4-1-05 to 3-31-06	11.13	0.42		(0.09)		0.33	(0.42)	(0.00)	(0.42)	11.04
4-1-04 to 3-31-05	11.31	0.38		(0.17)		0.21	(0.39)	(0.00)	(0.39)	11.13
4-1-03 to 3-31-04	11.10	0.37		0.21		0.58	(0.37)	(0.00)	(0.37)	11.31
4-1-02 to 3-31-03	10.61	0.42		0.49		0.91	(0.42)	(0.00)	(0.42)	11.10

Class B
4-1-06 to 3-31-07	$11.04	$0.32		$0.08		$0.40	$(0.32)	$(0.00)	$(0.32)	$11.12
4-1-05 to 3-31-06	11.13	0.34		(0.09)		0.25	(0.34)	(0.00)	(0.34)	11.04
4-1-04 to 3-31-05	11.31	0.30		(0.18)		0.12	(0.30)	(0.00)	(0.30)	11.13
4-1-03 to 3-31-04	11.10	0.28		0.21		0.49	(0.28)	(0.00)	(0.28)	11.31
4-1-02 to 3-31-03	10.61	0.33		0.49		0.82	(0.33)	(0.00)	(0.33)	11.10

Class C
4-1-06 to 3-31-07	$11.04	$0.32		$0.08		$0.40	$(0.32)	$(0.00)	$(0.32)	$11.12
4-1-05 to 3-31-06	11.13	0.34		(0.09)		0.25	(0.34)	(0.00)	(0.34)	11.04
4-1-04 to 3-31-05	11.31	0.29		(0.17)		0.12	(0.30)	(0.00)	(0.30)	11.13
4-1-03 to 3-31-04	11.10	0.28		0.21		0.49	(0.28)	(0.00)	(0.28)	11.31
4-1-02 to 3-31-03	10.61	0.32		0.49		0.81	(0.32)	(0.00)	(0.32)	11.10

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Voluntary Expense Waiver	Ratio of Expenses to Average Net Assets excluding Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Voluntary Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets excluding Voluntary Expense Waiver		Portfolio Turnover Rate

Class A
4-1-06 to 3-31-07	4.51%	[b]	$9	1.11%	1.35%		3.67%	3.43%		26%
4-1-05 to 3-31-06	3.00%	[b]	6	0.90%	1.33%		3.77%	3.34%		20%
4-1-04 to 3-31-05	1.89%	[b]	5	1.13%	1.39%		3.42%	3.16%		17%
4-1-03 to 3-31-04	5.36%	[b]	4	1.25%	1.25%	[c]	3.35%	3.35%	[c]	11%
4-1-02 to 3-31-03	8.71%	[b]	3	1.15%	1.15%	[c]	3.79%	3.79%	[c]	40%

Class B
4-1-06 to 3-31-07	3.70%		$1	1.85%	2.09%		2.92%	2.68%		26%
4-1-05 to 3-31-06	2.20%		1	1.70%	2.13%		2.96%	2.53%		20%
4-1-04 to 3-31-05	1.09%		1	1.90%	2.16%		2.65%	2.39%		17%
4-1-03 to 3-31-04	4.50%		1	2.06%	2.06%	[c]	2.54%	2.54%	[c]	11%
4-1-02 to 3-31-03	7.81%		1	1.96%	1.96%	[c]	2.98%	2.98%	[c]	40%

Class C
4-1-06 to 3-31-07	3.69%		$15	1.87%	2.11%		2.90%	2.66%		26%
4-1-05 to 3-31-06	2.19%		16	1.69%	2.12%		2.97%	2.54%		20%
4-1-04 to 3-31-05	1.04%		18	1.93%	2.19%		2.62%	2.36%		17%
4-1-03 to 3-31-04	4.45%		20	2.10%	2.10%	[c]	2.50%	2.50%	[c]	11%
4-1-02 to 3-31-03	7.75%		25	2.03%	2.03%	[c]	2.95%	2.95%	[c]	40%

(a)Based on average weekly shares outstanding
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)There was no waiver of expenses during the period.

IVY MONEY MARKET FUND

	Selected Per-Share Data

	Income (Loss) From		Less
	Investment Operations		Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Less Dividends Declared	Net Asset Value End of Period

Class A
4-1-06 to 3-31-07	$1.00	$0.0435	$(0.0435)	$1.00
4-1-05 to 3-31-06	1.00	0.0288	(0.0288)	1.00
4-1-04 to 3-31-05	1.00	0.0083	(0.0083)	1.00
4-1-03 to 3-31-04	1.00	0.0061	(0.0061)	1.00
4-1-02 to 3-31-03	1.00	0.0124	(0.0124)	1.00

Class B
4-1-06 to 3-31-07	$1.00	$0.0338	$(0.0338)	$1.00
4-1-05 to 3-31-06	1.00	0.0184	(0.0184)	1.00
4-1-04 to 3-31-05	1.00	0.0014	(0.0014)	1.00
4-1-03 to 3-31-04	1.00	0.0002	(0.0002)	1.00
4-1-02 to 3-31-03	1.00	0.0015	(0.0015)	1.00

Class C
4-1-06 to 3-31-07	$1.00	$0.0340	$(0.0340)	$1.00
4-1-05 to 3-31-06	1.00	0.0185	(0.0185)	1.00
4-1-04 to 3-31-05	1.00	0.0013	(0.0013)	1.00
4-1-03 to 3-31-04	1.00	0.0002	(0.0002)	1.00
4-1-02 to 3-31-03	1.00	0.0019	(0.0019)	1.00

		Ratios and Supplemental Data

For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Voluntary Expense Waiver		Ratio of Expenses to Average Net Assets excluding Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Voluntary Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Voluntary Expense Waiver

Class A
4-1-06 to 3-31-07	4.44%	$59	0.88%		0.98%		4.38%		4.28%
4-1-05 to 3-31-06	2.87%	44	0.91%		1.06%		2.87%		2.72%
4-1-04 to 3-31-05	0.82%	39	0.89%		1.20%		0.81%		0.50%
4-1-03 to 3-31-04	0.62%	45	0.67%		0.87%		0.48%		0.28%
4-1-02 to 3-31-03	1.25%	10	0.52%		0.92%		1.26%		0.86%

Class B
4-1-06 to 3-31-07	3.44%	$4	1.86%		1.86%	[a]	3.43%		3.43%	[a]
4-1-05 to 3-31-06	1.82%	2	1.95%		1.95%	[a]	1.86%		1.86%	[a]
4-1-04 to 3-31-05	0.14%	1	1.57%	[b]	1.95%	[b]	0.12%	[b]	-0.26%	[b]
4-1-03 to 3-31-04	0.02%	1	1.14%	[b]	1.34%	[b]	0.02%	[b]	-0.18%	[b]
4-1-02 to 3-31-03	0.16%	1	1.59%	[c]	2.06%	[c]	0.14%	[c]	-0.33%	[c]

Class C
4-1-06 to 3-31-07	3.45%	$6	1.84%		1.84%	[a]	3.45%		3.45%	[a]
4-1-05 to 3-31-06	1.83%	3	1.94%		1.94%	[a]	1.75%		1.75%	[a]
4-1-04 to 3-31-05	0.12%	5	1.58%	[b]	1.99%	[b]	0.12%	[b]	-0.29%	[b]
4-1-03 to 3-31-04	0.02%	6	1.16%	[b]	1.35%	[b]	0.03%	[b]	-0.17%	[b]
4-1-02 to 3-31-03	0.20%	10	1.56%	[c]	1.99%	[c]	0.18%	[c]	-0.25%	[c]

(a)There was no waiver of expenses during the period.
(b)Voluntary waiver of expenses to maintain yield of 0.01%.
(c)Based on voluntary waiver of management fee due to Fund net assets below $25 million.

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a ten-year period. Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the ten-year period (except for Class B shares, which convert to Class A shares after you have held them for eight years) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge (Load) that might be imposed on the purchase of shares (and deducted from the hypothetical initial investment of $10,000) is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges, if any, normally applicable to redemptions of shares (for example, CDSC, redemption fees). If redemption charges, if any, were reflected, the amounts shown in the "Hypothetical Expenses" column would be higher, and the amounts shown in the "Hypothetical Ending Investment" column would be lower. Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

Ivy Bond Fund -- Class A
Annual expense ratio	1.21%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$691.20	$9,782.20
2	$9,782.20	489.11	10,271.31	120.60	10,152.95
3	10,152.95	507.64	10,660.60	125.17	10,537.75
4	10,537.75	526.88	11,064.63	129.92	10,937.13
5	10,937.13	546.85	11,483.98	134.84	11,351.64
6	11,351.64	567.58	11,919.23	139.95	11,781.87
7	11,781.87	589.09	12,370.96	145.26	12,228.40
8	12,228.40	611.42	12,839.82	150.76	12,691.86
9	12,691.86	634.59	13,326.45	156.48	13,172.88
10	13,172.88	658.64	13,831.53	162.41	13,672.13
Cumulative Total	$1,956.59

Ivy Bond Fund -- Class B
Annual expense ratio	2.32%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$235.10	$10,268.00
2	10,268.00	513.40	10,781.40	241.40	10,543.18
3	10,543.18	527.15	11,070.34	247.87	10,825.73
4	10,825.73	541.28	11,367.02	254.52	11,115.86
5	11,115.86	555.79	11,671.66	261.34	11,413.77
6	11,413.77	570.68	11,984.46	268.34	11,719.66
7	11,719.66	585.98	12,305.64	275.53	12,033.75
8	12,033.75	601.68	12,635.43	282.92	12,356.25

Converts from Class B to Class A	Annual Expense Ratio: 1.21%

9	12,356.25	617.81	12,974.06	152.34	12,824.55
10	12,824.55	641.22	13,465.78	158.11	13,310.60
Cumulative Total	$2,377.47

Ivy Bond Fund -- Class C

Annual expense ratio	2.07%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$210.03	$10,293.00
2	10,293.00	514.65	10,807.65	216.18	10,594.58
3	10,594.58	529.72	11,124.31	222.52	10,905.00
4	10,905.00	545.25	11,450.25	229.04	11,224.52
5	11,224.52	561.22	11,785.74	235.75	11,553.40
6	11,553.40	577.67	12,131.07	242.65	11,891.91
7	11,891.91	594.59	12,486.51	249.76	12,240.34
8	12,240.34	612.01	12,852.36	257.08	12,598.99
9	12,598.99	629.94	13,228.94	264.61	12,968.14
10	12,968.14	648.40	13,616.54	272.37	13,348.10
Cumulative Total	$2,399.99

Ivy Bond Fund -- Class Y

Annual expense ratio	1.05%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$107.07	$10,395.00
2	10,395.00	519.75	10,914.75	111.30	10,805.60
3	10,805.60	540.28	11,345.88	115.69	11,232.42
4	11,232.42	561.62	11,794.04	120.26	11,676.10
5	11,676.10	583.80	12,259.90	125.02	12,137.31
6	12,137.31	606.86	12,744.17	129.95	12,616.73
7	12,616.73	630.83	13,247.57	135.09	13,115.09
8	13,115.09	655.75	13,770.85	140.42	13,633.14
9	13,633.14	681.65	14,314.79	145.97	14,171.65
10	14,171.65	708.58	14,880.23	151.74	14,731.43
Cumulative Total	$1,282.51

Ivy High Income Fund -- Class A

Annual expense ratio	1.39%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$708.37	$9,765.24
2	$9,765.24	488.26	10,253.50	138.18	10,117.76
3	10,117.76	505.88	10,623.65	143.17	10,483.01
4	10,483.01	524.15	11,007.17	148.34	10,861.45
5	10,861.45	543.07	11,404.52	153.69	11,253.55
6	11,253.55	562.67	11,816.23	159.24	11,659.80
7	11,659.80	582.99	12,242.79	164.99	12,080.72
8	12,080.72	604.03	12,684.76	170.95	12,516.84
9	12,516.84	625.84	13,142.68	177.12	12,968.69
10	12,968.69	648.43	13,617.13	183.51	13,436.86
Cumulative Total	$2,147.56

Ivy High Income Fund -- Class B

Annual expense ratio	2.43%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$246.12	$10,257.00
2	10,257.00	512.85	10,769.85	252.44	10,520.60
3	10,520.60	526.03	11,046.63	258.93	10,790.98
4	10,790.98	539.54	11,330.53	265.59	11,068.31
5	11,068.31	553.41	11,621.72	272.41	11,352.76
6	11,352.76	567.63	11,920.40	279.41	11,644.53
7	11,644.53	582.22	12,226.76	286.59	11,943.79
8	11,943.79	597.18	12,540.98	293.96	12,250.75

Converts from Class B to Class A	Annual Expense Ratio: 1.39%

9	12,250.75	612.53	12,863.29	173.35	12,693.00
10	12,693.00	634.65	13,327.65	179.61	13,151.22
Cumulative Total	$2,508.41

Ivy High Income Fund -- Class C

Annual expense ratio	2.19%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$222.07	$10,281.00
2	10,281.00	514.05	10,795.05	228.31	10,569.89
3	10,569.89	528.49	11,098.39	234.73	10,866.91
4	10,866.91	543.34	11,410.25	241.32	11,172.27
5	11,172.27	558.61	11,730.88	248.11	11,486.21
6	11,486.21	574.31	12,060.52	255.08	11,808.97
7	11,808.97	590.44	12,399.42	262.25	12,140.80
8	12,140.80	607.04	12,747.84	269.61	12,481.96
9	12,481.96	624.09	13,106.06	277.19	12,832.70
10	12,832.70	641.63	13,474.34	284.98	13,193.30
Cumulative Total	$2,523.65

Ivy High Income Fund -- Class Y

Annual expense ratio	1.20%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$122.28	$10,380.00
2	10,380.00	519.00	10,899.00	126.92	10,774.44
3	10,774.44	538.72	11,313.16	131.74	11,183.86
4	11,183.86	559.19	11,743.06	136.75	11,608.85
5	11,608.85	580.44	12,189.29	141.95	12,049.99
6	12,049.99	602.49	12,652.49	147.34	12,507.89
7	12,507.89	625.39	13,133.28	152.94	12,983.19
8	12,983.19	649.15	13,632.35	158.75	13,476.55
9	13,476.55	673.82	14,150.38	164.79	13,988.66
10	13,988.66	699.43	14,688.09	171.05	14,520.23
Cumulative Total	$1,454.51

Ivy Limited-Term Bond Fund -- Class A

Annual expense ratio	1.33%
Maximum front-end sales charge	2.50%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$487.50	$10,237.50	$382.05	$10,107.82
2	10,107.82	505.39	10,613.21	136.90	10,478.78
3	10,478.78	523.93	11,002.72	141.92	10,863.35
4	10,863.35	543.16	11,406.52	147.13	11,262.03
5	11,262.03	563.10	11,825.14	152.53	11,675.35
6	11,675.35	583.76	12,259.12	158.13	12,103.84
7	12,103.84	605.19	12,709.03	163.93	12,548.05
8	12,548.05	627.40	13,175.45	169.95	13,008.56
9	13,008.56	650.42	13,658.99	176.18	13,485.97
10	13,485.97	674.29	14,160.27	182.65	13,980.91
Cumulative Total	$1,811.37

Ivy Limited-Term Bond Fund -- Class B

Annual expense ratio	2.23%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$226.08	$10,277.00
2	10,277.00	513.85	10,790.85	232.35	10,561.67
3	10,561.67	528.08	11,089.75	238.78	10,854.23
4	10,854.23	542.71	11,396.94	245.40	11,154.89
5	11,154.89	557.74	11,712.63	252.19	11,463.88
6	11,463.88	573.19	12,037.07	259.18	11,781.43
7	11,781.43	589.07	12,370.50	266.36	12,107.77
8	12,107.77	605.38	12,713.16	273.74	12,443.16

Converts from Class B to Class A	Annual Expense Ratio: 1.33%

9	12,443.16	622.15	13,065.32	168.53	12,899.82
10	12,899.82	644.99	13,544.82	174.71	13,373.25
Cumulative Total	$2,337.32

Ivy Limited-Term Bond Fund -- Class C

Annual expense ratio	2.20%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$223.08	$10,280.00
2	10,280.00	514.00	10,794.00	229.32	10,567.84
3	10,567.84	528.39	11,096.23	235.74	10,863.73
4	10,863.73	543.18	11,406.92	242.34	11,167.92
5	11,167.92	558.39	11,726.32	249.13	11,480.62
6	11,480.62	574.03	12,054.65	256.10	11,802.08
7	11,802.08	590.10	12,392.18	263.28	12,132.54
8	12,132.54	606.62	12,739.16	270.65	12,472.25
9	12,472.25	623.61	13,095.86	278.23	12,821.47
10	12,821.47	641.07	13,462.55	286.02	13,180.47
Cumulative Total	$2,533.89

Ivy Limited-Term Bond Fund -- Class Y

Annual expense ratio	1.17%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$119.24	$10,383.00
2	10,383.00	519.15	10,902.15	123.80	10,780.66
3	10,780.66	539.03	11,319.70	128.54	11,193.56
4	11,193.56	559.67	11,753.24	133.47	11,622.28
5	11,622.28	581.11	12,203.39	138.58	12,067.41
6	12,067.41	603.37	12,670.78	143.89	12,529.59
7	12,529.59	626.47	13,156.07	149.40	13,009.48
8	13,009.48	650.47	13,659.95	155.12	13,507.74
9	13,507.74	675.38	14,183.13	161.06	14,025.09
10	14,025.09	701.25	14,726.34	167.23	14,562.25
Cumulative Total	$1,420.33

Ivy Money Market Fund -- Class A

Annual expense ratio	0.98%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$99.96	$10,402.00
2	10,402.00	520.10	10,922.10	103.98	10,820.16
3	10,820.16	541.00	11,361.16	108.16	11,255.13
4	11,255.13	562.75	11,817.88	112.51	11,707.58
5	11,707.58	585.37	12,292.96	117.04	12,178.23
6	12,178.23	608.91	12,787.14	121.74	12,667.79
7	12,667.79	633.38	13,301.18	126.63	13,177.04
8	13,177.04	658.85	13,835.89	131.73	13,706.75
9	13,706.75	685.33	14,392.09	137.02	14,257.77
10	14,257.77	712.88	14,970.65	142.53	14,830.93
Cumulative Total	$1,201.30

Ivy Money Market Fund -- Class B

Annual expense ratio	1.86%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$188.92	$10,314.00
2	10,314.00	515.70	10,829.70	194.85	10,637.85
3	10,637.85	531.89	11,169.75	200.97	10,971.88
4	10,971.88	548.59	11,520.48	207.28	11,316.40
5	11,316.40	565.82	11,882.22	213.78	11,671.74
6	11,671.74	583.58	12,255.32	220.50	12,038.23
7	12,038.23	601.91	12,640.14	227.42	12,416.23
8	12,416.23	620.81	13,037.04	234.56	12,806.10

Converts from Class B to Class A	Annual Expense Ratio: 0.98%

9	12,806.10	640.30	13,446.40	128.02	13,320.90
10	13,320.90	666.04	13,986.95	133.16	13,856.40
Cumulative Total	$1,949.46

Ivy Money Market Fund -- Class C

Annual expense ratio	1.84%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$186.90	$10,316.00
2	10,316.00	515.80	10,831.80	192.81	10,641.98
3	10,641.98	532.09	11,174.08	198.90	10,978.27
4	10,978.27	548.91	11,527.18	205.19	11,325.18
5	11,325.18	566.25	11,891.44	211.67	11,683.06
6	11,683.06	584.15	12,267.21	218.36	12,052.24
7	12,052.24	602.61	12,654.85	225.26	12,433.09
8	12,433.09	621.65	13,054.75	232.38	12,825.98
9	12,825.98	641.29	13,467.28	239.72	13,231.28
10	13,231.28	661.56	13,892.84	247.30	13,649.39

Cumulative Total	$2,158.49

Ivy Mortgage Securities Fund -- Class A

Annual expense ratio	1.14%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$684.51	$9,788.80
2	9,788.80	489.44	10,278.24	113.74	10,166.65
3	10,166.65	508.33	10,674.98	118.13	10,559.08
4	10,559.08	527.95	11,087.04	122.69	10,966.66
5	10,966.66	548.33	11,514.99	127.43	11,389.97
6	11,389.97	569.49	11,959.47	132.35	11,829.63
7	11,829.63	591.48	12,421.11	137.46	12,286.25
8	12,286.25	614.31	12,900.56	142.76	12,760.50
9	12,760.50	638.02	13,398.53	148.27	13,253.06
10	13,253.06	662.65	13,915.71	154.00	13,764.62
Cumulative Total	$1,881.34

Ivy Mortgage Securities Fund -- Class B

Annual expense ratio	2.16%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$219.06	$10,284.00
2	10,284.00	514.20	10,798.20	225.28	10,576.06
3	10,576.06	528.80	11,104.86	231.68	10,876.42
4	10,876.42	543.82	11,420.24	238.26	11,185.31
5	11,185.31	559.26	11,744.58	245.03	11,502.97
6	11,502.97	575.14	12,078.12	251.99	11,829.66
7	11,829.66	591.48	12,421.14	259.14	12,165.62
8	12,165.62	608.28	12,773.90	266.50	12,511.13

Converts from Class B to Class A	Annual Expense Ratio: 1.14%

9	12,511.13	625.55	13,136.68	145.37	12,994.05
10	12,994.05	649.70	13,643.76	150.99	13,495.63
Cumulative Total	$2,233.30

Ivy Mortgage Securities Fund -- Class C

Annual expense ratio	1.93%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$195.96	$10,307.00
2	10,307.00	515.35	10,822.35	201.97	10,623.42
3	10,623.42	531.17	11,154.59	208.17	10,949.56
4	10,949.56	547.47	11,497.04	214.57	11,285.71
5	11,285.71	564.28	11,850.00	221.15	11,632.18
6	11,632.18	581.60	12,312.79	227.94	11,989.29
7	11,989.29	599.46	12,588.76	234.94	12,357.36
8	12,357.36	617.86	12,975.23	242.15	12,736.73
9	12,736.73	636.83	13,373.57	249.59	13,127.75
10	13,127.75	656.38	13,784.14	257.25	13,530.77
Cumulative Total	$2,253.69

Ivy Mortgage Securities Fund -- Class Y

Annual expense ratio	1.01%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$103.01	$10,399.00
2	10,399.00	519.95	10,918.95	107.12	10,813.92
3	10,813.92	540.69	11,354.61	111.39	11,245.39
4	11,245.39	562.26	11,807.66	115.84	11,694.08
5	11,694.08	584.70	12,278.79	120.46	12,160.68
6	12,160.68	608.03	12,768.71	125.27	12,645.89
7	12,645.89	632.29	13,278.18	130.27	13,150.46
8	13,150.46	657.52	13,807.98	135.46	13,675.16
9	13,675.16	683.75	14,358.92	140.87	14,220.80
10	14,220.80	711.04	14,931.84	146.49	14,788.21
Cumulative Total	$1,236.18

Ivy Municipal Bond Fund -- Class A

Annual expense ratio	1.34%
Maximum front-end sales charge	4.25%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$555.65	$9,925.44
2	9,925.44	496.27	10,421.71	135.43	10,288.71
3	10,288.71	514.43	10,803.15	140.39	10,665.28
4	10,665.28	533.26	11,198.54	145.53	11,055.63
5	11,055.63	552.78	11,608.41	150.85	11,460.26
6	11,460.26	573.01	12,033.28	156.37	11,879.71
7	11,879.71	593.98	12,473.70	162.10	12,314.51
8	12,314.51	615.72	12,930.23	168.03	12,765.22
9	12,765.22	638.26	13,403.48	174.18	13,232.43
10	13,232.43	661.62	13,894.05	180.55	13,716.73
Cumulative Total	$1,969.08

Ivy Municipal Bond Fund -- Class B

Annual expense ratio	2.12%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$215.05	$10,288.00
2	10,288.00	514.40	10,802.40	221.24	10,584.29
3	10,584.29	529.21	11,113.50	227.61	10,889.12
4	10,889.12	544.45	11,433.57	234.17	11,202.72
5	11,202.72	560.13	11,762.86	240.91	11,525.36
6	11,525.36	576.26	12,101.63	247.85	11,857.29
7	11,857.29	592.86	12,450.16	254.99	12,198.78
8	12,198.78	609.93	12,808.72	262.33	12,550.11

Converts from Class B to Class A	Annual Expense Ratio: 1.34%

9	12,550.11	627.50	13,177.61	171.24	13,009.44
10	13,009.44	650.47	13,659.91	177.51	13,485.59
Cumulative Total	$2,252.90

Ivy Municipal Bond Fund -- Class C

Annual expense ratio	2.13%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$216.05	$10,287.00
2	10,287.00	514.35	10,801.35	222.25	10,582.23
3	10,582.23	529.11	11,111.34	228.63	10,885.94
4	10,885.94	544.29	11,430.24	235.19	11,198.37
5	11,198.37	559.91	11,758.29	241.94	11,519.76
6	11,519.76	575.98	12,095.75	248.89	11,850.38
7	11,850.38	592.51	12,442.90	256.03	12,190.49
8	12,190.49	609.52	12,800.01	263.38	12,540.35
9	12,540.35	627.01	13,167.37	270.94	12,900.26
10	12,900.26	645.01	13,545.27	278.71	13,270.50
Cumulative Total	$2,462.01

IVY FUNDS

Custodian	Distributor
UMB Bank, n.a.	Ivy Funds Distributor, Inc.
928 Grand Boulevard	6300 Lamar Avenue
Kansas City, Missouri 64106	P. O. Box 29217
Shawnee Mission, Kansas
Legal Counsel	66201-9217
Bell, Boyd & Lloyd LLP	913.236.2000
Three First National Plaza	800.777.6472
70 West Madison Street
Suite 3100
Chicago, Illinois 60602-4207

Independent Registered
Public Accounting Firm	Transfer Agent
Deloitte & Touche LLP	Waddell & Reed
1100 Walnut, Suite 3300	Services Company
Kansas City, Missouri	6300 Lamar Avenue
64106	P. O. Box 29217
Shawnee Mission, Kansas
Investment Manager	66201-9217
Ivy Investment	913.236.2000
Management Company	800.777.6472
6300 Lamar Avenue
P. O. Box 29217	Accounting Services Agent
Shawnee Mission, Kansas	Waddell & Reed
66201-9217	Services Company
913.236.2000	6300 Lamar Avenue
800.777.6472	P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913.236.2000
800.777.6472

IVY FUNDS

You can get more information about each Fund in the--

  Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI or copies of the most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com and are available at www.ivyfunds.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 800.SEC.0330.

IVY FUNDS DISTRIBUTOR, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
800.777.6472

WRP 3400 (7-07)

Ivy Funds, Inc. 811-06569
Ivy Funds: 811-01028

IVY FUNDS

Class E Shares

Ivy Asset Strategy Fund
Ivy Bond Fund
Ivy Capital Appreciation Fund
Ivy Core Equity Fund
Ivy Cundill Global Value Fund
Ivy Dividend Income Fund
Ivy Global Natural Resources Fund
Ivy High Income Fund
Ivy International Balanced Fund
Ivy International Core Equity Fund
Ivy Large Cap Growth Fund
Ivy Mid Cap Growth Fund
Ivy Money Market Fund
Ivy Mortgage Securities Fund
Ivy Real Estate Securities Fund
Ivy Science and Technology Fund
Ivy Small Cap Growth Fund

The Securities and Exchange Commission has not approved or disapproved the Funds' securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Prospectus

July 31, 2007

Contents
Ivy Asset Strategy Fund
Ivy Bond Fund
Ivy Capital Appreciation Fund
Ivy Core Equity Fund
Ivy Cundill Global Value Fund
Ivy Dividend Income Fund
Ivy Global Natural Resources Fund
Ivy High Income Fund
Ivy International Balanced Fund
Ivy International Core Equity Fund
Ivy Large Cap Growth Fund
Ivy Mid Cap Growth Fund
Ivy Mortgage Securities Fund
Ivy Money Market Fund
Ivy Real Estate Securities Fund
Ivy Science and Technology Fund
Ivy Small Cap Growth Fund
Additional Information about Principal Investment
Strategies, Other Investments and Risks
The Management of the Funds
Investment Advisor
Management Fee
Portfolio Management
Your Account
InvestEd 529 Plan
Class E Shares
Account Registration
Pricing of Fund Shares
Buying Shares
Selling Shares
Exchange Privileges
Distributions and Taxes

Ivy Asset Strategy Fund

An Overview of the Fund

Objective

To provide high total return over the long term.

Principal Strategies

Ivy Asset Strategy Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds and short-term instruments of issuers located around the world.

  "Stocks" include equity securities of all types, although Ivy Investment Management Company (IICO), the Fund's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that IICO believes are currently selling below their true worth, while growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company.
  "Bonds" include all varieties of fixed-income instruments, such as corporate or U.S. government debt securities, with remaining maturities of more than three years. This investment type may include a significant amount, up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and Ba and below by Moody's Investors Service, Inc. (Moody's) or unrated bonds deemed by IICO to be of comparable quality.
  "Short-term instruments" include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.
  Within each of these investment types, the Fund may invest in domestic and foreign securities; therefore, the Fund may invest up to 100% of its assets in foreign securities.

IICO, the Fund's investment manager, may allocate the Fund's investments among these different types of securities in different proportions at different times. IICO may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks and bonds in any fixed proportion or limited by investment style or by the issuer's location, size, market capitalization or industry sector. The Fund may have none or some of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in practically any market that IICO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, IICO makes top-down allocations among stocks, bonds, cash, precious metals (for defensive purposes) and currency markets around the globe. After determining allocations, IICO seeks the best opportunities within each market.

IICO may, when consistent with the Fund's investment objective, buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). IICO may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Asset Strategy Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy changes in foreign exchange rates, which may affect the value of the foreign securities the Fund holds an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline prepayment of higher-yielding bonds held by the Fund
  the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived derivatives are subject to counterparty risk
  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund and in allocating the Fund's assets among different types of investments adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As noted, the Fund may invest up to 100% of its assets in foreign securities. Investing in foreign securities presents additional risks, such as foreign currency fluctuations and political or economic conditions affecting foreign countries. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

Investments by the Fund in high yield/high risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile, than higher-rated bonds.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Asset allocation funds may be appropriate for investors who want to diversify among stocks, bonds and short-term instruments of domestic and foreign issuers, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, Ivy Asset Strategy Fund may be appropriate for you. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Asset Strategy Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2001	-10.98%
2002	3.09%
2003	11.43%
2004	12.92%
2005	22.28%
2006	19.78%

In the period shown in the chart, the highest quarterly return was 15.00% (the third quarter of 2005) and the lowest quarterly return was -7.98% (the first quarter of 2001). The Class A return for the year through June 30, 2007 was 12.23%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of broad-based, securities market indexes that are unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	--------	---------	----------
Class A (began on 07-10-2000)
Before Taxes	12.89%	12.36%	8.21%
After Taxes on Distributions	12.70%	12.06%	6.71%
After Taxes on Distributions
and Sale of Fund Shares	8.60%	10.72%	6.29%
Indexes
S&P 500 Index[1]	15.80%	6.20%	1.54%[2]
Citigroup Broad
Investment Grade Index[3]	4.33%	5.10%	6.31%[2]
Citigroup Short-Term
Index for 1 Month Certificates
of Deposit[3]	5.15%	2.56%	3.08%[2]
Lipper Flexible Portfolio
Funds Universe Average[3]	11.02%	7.67%	4.94%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on July 31, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Asset Strategy Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*

(fees paid directly from

your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses [3,4]	0.21%
Total Annual Fund Operating Expenses	1.12%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$703	$971	$1,256	$2,060

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Bond Fund

An Overview of the Fund

Objective

To provide a high level of current income consistent with prudent investment risk.

Principal Strategies

Ivy Bond Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in bonds, primarily of domestic and, to a lesser extent, foreign issuers (for this purpose, "bonds" includes any debt security with an initial maturity greater than one year). The Fund invests in a variety of primarily investment-grade debt securities (including bonds rated BBB- and higher by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and Baa3 and higher by Moody's Investors Service, Inc. (Moody's), or, if unrated, judged by the Fund's investment manager or subadvisor to be of comparable quality). To a lesser extent, the Fund also invests in non-investment grade debt securities. Debt securities in which the Fund may invest include corporate and mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities), asset-backed securities and other debt obligations of U.S. banks or savings and loan associations. The Fund also invests in interest rate derivatives for hedging purposes. The Fund expects that under normal market circumstances the effective duration of its portfolio will range from four to seven years.

In selecting securities, the Fund's investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), uses a bottom-up, fundamental approach by focusing on security selection and sector allocation. Advantus Capital also focuses on relative value trading among fixed-income securities, and considers factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security's valuation and the issuer's creditworthiness. Advantus Capital may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Bond Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  an issuer of a debt security or other fixed income obligation may not make payments on the security or obligation when due a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates, which may cause a decrease in the Fund's investment income an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds changes in the maturities of bonds owned by the Fund
  the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived derivatives are subject to counterparty risk
  Advantus Capital's skill in evaluating and managing the interest rate and credit risks of the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Bond Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Bond Fund, which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Bond Fund. For that period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Bond Fund. If those expenses were reflected, performance shown below would differ.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

1997	10.05%
1998	5.31%
1999	-2.57%
2000	10.64%
2001	8.00%
2002	9.78%
2003	5.04%
2004	4.36%
2005	1.85%
2006	4.15%

In the period shown in the chart, the highest quarterly return was 5.02% (the third quarter of 2001) and the lowest quarterly return was --2.73% (the second quarter of 2004). The Class A return for the year through June 30, 2007 was 0.71%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
	--------	---------	-----------
Class A1
Before Taxes	-1.84%	3.77%	4.97%
After Taxes on Distributions	-3.32%	2.19%	2.92%
After Taxes on Distributions
and Sale of Fund Shares	-0.71%[2]	2.55%	3.24%
Indexes
Citigroup Broad Investment
Grade Index[3]	4.33%	5.10%	6.26%
Lipper Corporate Debt Funds
A Rated Universe Average[4]	3.86%	4.82%	5.59%

1For periods prior to December 8, 2003, performance shown is that of the Advantus Bond Fund, the predecessor to Ivy Bond Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Bond Fund. Class A shares of Ivy Bond Fund would have had substantially similar returns to Class A shares of the Advantus Bond Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Bond Fund differ from expenses for Class A shares of Ivy Bond Fund.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Net of fees and expenses.

Fees and Expenses

Ivy Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.43%
Total Annual Fund Operating Expenses	1.21%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$711	$997	$1,302	$2,157

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Capital Appreciation Fund

An Overview of the Fund

Objective

To provide long-term capital appreciation.

Principal Strategies

Ivy Capital Appreciation Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of U.S. and, to a lesser extent, foreign companies that IICO, the Fund's investment manager, considers to be high in quality and attractive in their long-term investment potential. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, primarily common stocks and securities convertible into common stocks. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. While the Fund typically invests in the common stocks of large to medium sized U.S. companies, it may invest in companies of any size, any industry or any country in order to achieve its objective. Medium sized, or mid cap, companies are typically companies with market capitalizations that range between $1 billion and $18 billion, while large, or large cap, companies are typically companies with market capitalizations of at least $8 billion.

In selecting investments for the Fund, IICO combines a bottom-up fundamental analysis of the companies and investments, with its top-down macroeconomic research. IICO seeks to identify high-quality companies that it believes can demonstrate consistent, profitable growth and strong returns while generating substantial cash flow from their respective operations.

Generally, in determining whether to sell a security, IICO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Capital Appreciation Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries that may result in performance less favorable than another investment mix might have produced the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds the skill of IICO in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Capital Appreciation Fund may be appropriate for long-term investors who seek capital appreciation. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Capital Appreciation Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2001	-23.28%
2002	-15.10%
2003	27.64%
2004	12.55%
2005	9.19%
2006*	10.33%

In the period shown in the chart, the highest quarterly return was 11.34% (the second quarter of 2003) and the lowest quarterly return was -17.55% (the first quarter of 2001). The Class A return for the year through June 30, 2007 was 10.38%.

*Effective May, 2006, the Fund changed its investment objective and strategy from a tax-managed focus to long-term capital appreciation.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	--------	---------	----------
Class A (began on 06-30-2000)
Before Taxes	3.98%	6.73%	-1.17%
After Taxes on Distributions	3.98%	6.73%	-1.77%
After Taxes on Distributions
and Sale of Fund Shares	2.59%	5.82%	-0.99%[1]
Indexes*
Russell 1000 Growth Index[2]	9.09%	2.70%	5.84%[3]
S&P 500 Index[2]	15.80%	6.20%	1.27%[3]
Lipper Large-Cap Growth
Funds Universe Average[4]	5.60%	2.15%	-4.59%[3]

*The Fund's benchmark index changed from the S&P 500 Index to the Russell 1000 Growth Index effective April 2007. IICO believes the Russell 1000 Growth Index provides a more accurate basis for comparing the Fund's performance to the types of securities in which the Fund invests. Both indexes are presented in this prospectus for comparison purposes.

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on June 30, 2000.

4Net of fees and expenses.

Fees and Expenses

Ivy Capital Appreciation Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund.

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses [3,4]	0.50%
Total Annual Fund Operating Expenses	1.40%
Expenses Waived [5]	0.05%
Net Fund Operating Expenses	1.35%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

5Through July 31, 2008, Ivy Funds Distributor, Inc. (IFDI) the Fund's distributor, and Waddell & Reed Services Company (WRSCO), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class E at 1.35%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$727	$1,051	$1,395	$2,357

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Core Equity Fund

An Overview of the Fund

Objectives

To provide capital growth and income.

Principal Strategies

Ivy Core Equity Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in equity securities, primarily in common stocks of large cap U.S. and foreign companies with dominant market positions in their industries. Large cap companies are typically companies with market capitalizations of at least $8 billion. The Fund invests in securities that have the potential for capital appreciation or that IICO, the Fund's investment manager, expects to resist market decline. Although the Fund typically invests in large companies, it may invest in securities of any size company. The Fund may invest up to 20% of its net assets in foreign securities.

IICO attempts to select securities with growth and income possibilities by looking at many factors including the company's:

  position in the global economy
  profitability record
  history of improving sales and profits
  management strength
  leadership position in its industry
  stock price value
  dividend payment history

Generally, in determining whether to sell a security IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or the prospect of continued dividend payments. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Core Equity Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Core Equity Fund may be appropriate for investors who seek capital growth and income. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Core Equity Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2001	-15.23%
2002	-22.63%
2003	17.26%
2004	9.37%
2005	7.90%
2006	14.36%

In the period shown in the chart, the highest quarterly return was 12.12% (the fourth quarter of 2001) and the lowest quarterly return was -16.65% (the third quarter of 2002). The Class A return for the year through June 30, 2007 was 7.89%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	--------	---------	----------
Class A (began on 07-03-2000)
Before Taxes	7.78%	2.91%	-0.81%
After Taxes on Distributions	6.21%	2.60%	-1.74%
After Taxes on Distributions
and Sale of Fund Shares	7.75%	2.60%	-0.75%[1]
Indexes
S&P 500 Index[2]	15.80%	6.20%	1.54%[3]
Lipper Large-Cap Core Funds
Universe Average[4]	13.53%	4.83%	0.99%[3]

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on July 31, 2000.

4Net of fees and expenses.

Fees and Expenses

Ivy Core Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses [3,4]	0.42%
Total Annual Fund Operating Expenses	1.37%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$726	$1,044	$1,382	$2,327

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Cundill Global Value Fund

An Overview of the Fund

Objective

To provide long-term capital growth. Any income realized will be incidental.

Principal Strategies

Ivy Cundill Global Value Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) throughout the world, including emerging market countries, which Mackenzie Financial Corporation (Mackenzie), the Fund's investment subadvisor, believes are trading below their estimated "intrinsic value." The Fund may invest in issuers located in any country, in a company of any size and in issuers of any industry.

"Intrinsic value" is the perceived realizable market value, determined through Mackenzie's analysis of the companies' financial statements (and includes factors such as financial capacity on the balance sheet, earnings, cash flows, dividends, business prospects, management capabilities and other catalysts for potentially increasing shareholder value). Mackenzie utilizes an entirely bottom-up, research driven approach in its selection of securities for the Fund.

Mackenzie may use certain derivative investment techniques (such as foreign currency exchange transactions and forward foreign currency contracts) to hedge the Fund's currency exposure.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Cundill Global Value Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the Fund may not be able to readily dispose of illiquid securities promptly at an acceptable price the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived derivatives are subject to counterparty risk
  the mix of securities in the Fund's holdings, particularly the relative weightings in, and exposure to, different sectors of the economy changes in foreign currency exchange rates, which may affect the value of the foreign securities the Fund holds the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds the level of cash reserves may rise in the event acceptable investment opportunities cannot be found
  Mackenzie's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests a substantial portion of its assets in those countries, it is exposed to the following additional risks: securities that are even less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against reparation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer payment of principal and/or interest on external debt).

Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Increased social or political unrest in some or all of these countries could cause further economic and market uncertainty.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Cundill Global Value Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Cundill Global Value Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the return would be less than that shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2002	-12.17%
2003	36.43%
2004	18.06%
2005	16.40%
2006	9.92%

In the period shown in the chart, the highest quarterly return was 16.50% (the second quarter of 2003) and the lowest quarterly return was --11.38% (the third quarter of 2002). The Class A return for the year through June 30, 2007 was 9.51%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	------	--------	---------
Class A (began on 09-04-2001)
Before Taxes	3.60%	11.27%	10.12%
After Taxes on Distributions	2.72%	10.78%	9.42%
After Taxes on Distributions
and Sale of Fund Shares	3.66%	9.81%	8.63%
Indexes
Morgan Stanley Capital International
World Index[1]	20.07%	9.97%	11.20%[2]
Lipper Global Funds
Universe Average[3]	18.86%	10.08%	11.48%[2]
Lipper Global Small/Mid-Cap Value
Funds Universe Average[3]	9.84%	12.33%	12.80%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on September 30, 2001.

3Net of fees and expenses.

Fees and Expenses

Ivy Cundill Global Value Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*

(fees paid directly from

your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.93%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses [3,4]	0.37%
Total Annual Fund Operating Expenses	1.55%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$744	$1,096	$1,471	$2,514

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Dividend Income Fund

An Overview of the Fund

Objectives

To provide income and long-term capital growth.

Principal Strategies

Ivy Dividend Income Fund seeks to achieve its objectives by investing primarily in dividend-paying common stocks that IICO, the Fund's investment manager, believes also demonstrate favorable prospects for long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying equity securities of domestic and, to a lesser extent, foreign companies, which may include without limitation dividend-paying common stocks, preferred stocks or convertible preferred stocks. Although the Fund invests primarily in large cap companies (typically companies with capitalizations of at least $8 billion), it may invest in companies of any size.

The Fund primarily focuses on companies:

  with high dividend yields that are relatively safe
  with above average market yield that will continue to grow their dividend that pay a small dividend, but could grow their dividend over the next five years that pay no dividend, but may initiate a dividend

Generally, in determining whether to sell a security, IICO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Dividend Income Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Dividend Income Fund may be appropriate for investors seeking income and long-term capital growth through a portfolio of primarily dividend-paying common stocks. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Dividend Income Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31

2004	11.16%
2005	13.12%
2006	15.54%

In the period shown in the chart, the highest quarterly return was 9.11% (the fourth quarter of 2004) and the lowest quarterly return was --0.21% (the third quarter of 2004). The Class A return for the year through June 30, 2007 was 9.44%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

		Life
	1 Year	of Class
	--------	----------
Class A (began on 06-30-2003)
Before Taxes	8.90%	12.59%
After Taxes on Distributions	8.52%	12.37%
After Taxes on Distributions
and Sale of Fund Shares	6.41%	10.95%
Indexes
Russell 1000 Index[1]	15.47%	13.96%[2]
Lipper Equity Income Funds
Universe Average[3]	18.46%	14.94%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on June 30, 2003.

3Net of fees and expenses.

Fees and Expenses

Ivy Dividend Income Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*

(fees paid directly from

your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses [3,4]	0.43%
Total Annual Fund Operating Expenses	1.38%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$727	$1,047	$1,387	$2,337

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Global Natural Resources Fund

An Overview of the Fund

Objective

To provide long-term growth. Any income realized will be incidental.

Principal Strategies

Ivy Global Natural Resources Fund invests, under normal market conditions, at least 80% of its net assets in equity securities of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

  energy (such as utilities, producers/developers, refiners, service/drilling)
  alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells)
  industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery)
  forest products (such as lumber, plywood, pulp, paper, newsprint, tissue)
  base metals (such as aluminum, copper, nickel, zinc, iron ore and steel)
  precious metals and minerals (such as gold, silver, platinum, diamonds)
  agricultural products (grains and other foods, seeds, fertilizers, water)

The Fund's investment subadvisor, Mackenzie, uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. Mackenzie targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low cost, low debt producers and positions that are based on anticipated commodity price trends. The Fund seeks to be diversified internationally and therefore Mackenzie invests in foreign companies and domestic companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Fund's assets in North America, international exposure may exceed 50% of the Fund's assets. Exposure to companies in individual foreign countries other than Canada is typically less than 20% of the Fund's assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining to sell a security, Mackenzie considers various factors including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth as well as the effect of commodity price trends on certain holdings. Mackenzie may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Global Natural Resources Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies since the Fund can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios the mix of securities in the Fund's holdings, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived derivatives are subject to counterparty risk
  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds the level of cash reserves may rise in the event acceptable investment opportunities cannot be found
  Mackenzie's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold or silver, exposes the Fund to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings.

Investing in foreign securities presents additional risks, such as foreign currency fluctuations and political or economic conditions affecting foreign countries. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Global Natural Resources Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Global Natural Resources Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

1998	-29.35%
1999	40.98%
2000	9.86%
2001	15.40%
2002	4.66%
2003	45.61%
2004	27.94%
2005	29.11%
2006	25.79%

In the period shown in the chart, the highest quarterly return was 24.19% (the fourth quarter of 2001) and the lowest quarterly return was -21.37% (the third quarter of 2001). The Class A return for the year through June 30, 2007 was 21.99%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
	--------	---------	----------
Class A (began on 01-02-1997)
Before Taxes	18.55%	24.45%	14.96%
After Taxes on Distributions	16.24%	23.51%	13.66%
After Taxes on Distributions
and Sale of Fund Shares	14.39%	21.68%	12.78%
Indexes
Morgan Stanley Capital International
Commodity-Related Index[1]	21.48%	19.83%	11.05%
Lipper Natural Resources Funds
Universe Average[2]	15.22%	20.76%	13.45%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

Fees and Expenses

Ivy Global Natural Resources Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*

(fees paid directly from

your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.81%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses [3,4]	0.23%
Total Annual Fund Operating Expenses	1.29%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$719	$1,020	$1,342	$2,242

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy High Income Fund

An Overview of the Fund

Objectives

To provide high current income. As a secondary objective, the Fund seeks capital growth when consistent with its primary objective.

Principal Strategies

Ivy High Income Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of domestic and, to a lesser extent, foreign issuers, the risks of which are, in the judgment of Ivy Investment Management Company (IICO), the Fund's investment manager, consistent with the Fund's objectives. The Fund invests primarily in lower quality bonds that include bonds rated BBB and below by S&P and Baa and below by Moody's or, if unrated, deemed by IICO to be of comparable quality. The Fund may invest an unlimited amount of its total assets in junk bonds, which include bonds rated BB and below by S&P and Ba and below by Moody's, or, if unrated, deemed by IICO to be of comparable quality. The Fund may invest in bonds of any maturity and in companies of any size.

IICO may look at a number of factors in selecting securities for the Fund, beginning with the economic environment, interest rate trends and industry fundamentals, progressing to analysis of a company's fundamentals, including:

  financial strength
  growth of operating cash flows
  strength of management
  borrowing requirements
  potential to improve credit standing
  responsiveness to changes in interest rates and business conditions

The Fund may invest up to 20% of its total assets in common stocks in order to seek capital growth. The Fund emphasizes a blend of value and growth in its selection of common stocks. Value stocks are those which IICO believes are currently selling below their true worth. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy.

The Fund may also use credit default swaps or other derivatives to hedge various investments, for risk management purposes or to seek to increase income or gain in the Fund.

Generally, in determining whether to sell a debt security, IICO considers the following:

  the dynamics of an industry and/or company change or are anticipated to change a change in strategy by a company
  a change in management's consideration of its creditors

IICO may sell a security if, in its opinion, the price of the security has risen to fully reflect the company's improved creditworthiness and other investments with greater potential exist. As well, IICO may choose to sell an equity security if the issuer's growth potential has diminished. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy High Income Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  the susceptibility of junk bonds to greater risks of non-payment or default, price volatility and lack of liquidity compared to higher-rated bonds a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates, which may also cause a decrease in the Fund's investment income an increase in interest rates, which may cause the value of a bond held by the Fund, especially bonds with longer maturities, to decline the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds changes in the maturities of bonds owned by the Fund
  IICO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy High Income Fund may be appropriate for investors who primarily seek a level of current income that is higher than is normally available with securities in the higher rated categories and, secondarily, seek capital growth when consistent with the objective of income. The Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy High Income Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of YEAR-BY-YEAR Returns
for Class A shares[1]
as of December 31 each year

2001	10.85%
2002	2.46%
2003	19.06%
2004	8.44%
2005	1.35%
2006	10.53%

In the period shown in the chart, the highest quarterly return was 7.09% (the fourth quarter of 2001) and the lowest quarterly return was -3.44% (the second quarter of 2002). The Class A return for the year through June 30, 2007 was 4.03%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	------	-----------	-----------
Class A (began on 07-03-2000)
Before Taxes	4.18%	6.91%	6.31%
After Taxes on Distributions	1.66%	4.16%	3.37%
After Taxes on Distributions
and Sale of Fund Shares	3.47%	4.63%	3.93%
Indexes
Citigroup High
Yield Market Index[1]	11.85%	10.22%	7.85%[2]
Lipper High Current Yield
Funds Universe Average[3]	10.06%	8.83%	6.15%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on July 31, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy High Income Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*

(fees paid directly from

your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.51%
Total Annual Fund Operating Expenses	1.39%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year [1]	3 Years [1]	5 Years [1]	10 Years [1]
$728	$1,050	$1,392	$2,348

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy International Balanced Fund

An Overview of the Fund

Objective

To provide a high level of total return.

Principal Strategies

Ivy International Balanced Fund invests in equity and debt securities issued by companies located around the world and of any size, and in investment grade debt securities issued by governmental agencies and corporations. The Fund invests primarily in developed foreign markets, but may invest a portion of its assets in developing, or emerging, markets. Normally, the Fund invests approximately 50% to 70% of its assets in international equity securities and approximately 30% to 50% of its assets in international investment-grade debt securities.

In selecting equity securities the Fund's investment subadvisor, Templeton Investment Counsel LLC (Templeton), attempts to identify securities that are selling at a substantial discount to its determination of their market value. Debt securities are selected, after an analysis of trends in interest rates and economic conditions, based on Templeton's judgment as to which securities are more likely to perform well under those conditions.

Templeton may sell a security when it believes that the security's price reflects its intrinsic value, or Templeton determines that market factors have changed and there is no longer an expectation that the security will perform well. Templeton may also sell a security reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities, or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy International Balanced Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the risks of investing in foreign securities are more acute in countries with developing economies changes in foreign exchange rates, which may affect the value of the securities the Fund holds an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund as well as a decrease in the Fund's investment income the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the value of a security believed by Templeton to be undervalued may never reach what Templeton believes is its full value, or such security's value may decrease the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  Templeton's skill in evaluating and selecting securities for the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investment choices. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy International Balanced Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy International Balanced Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the past ten calendar years and by showing how the Fund's average annual total returns for the periods shown compare with those of broad measures of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus International Balanced Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy International Balanced Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy International Balanced Fund. If those expenses were reflected, performance shown below would differ.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

1997	5.12%
1998	3.55%
1999	15.66%
2000	1.27%
2001	-8.74%
2002	-3.73%
2003	37.93%
2004	18.40%
2005	4.24%
2006	22.43%

In the period shown in the chart, the highest quarterly return was 17.99% (the second quarter of 2003) and the lowest quarterly return was -12.46% (the third quarter of 2002). The Class A return for the year through June 30, 2007 was 6.26%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of broad-based securities market indexes that are unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
	--------	---------	-----------
Class A1
Before Taxes	15.39%	13.59%	8.21%
After Taxes on Distributions	13.98%	12.88%	6.80%
After Taxes on Distributions
and Sale of Fund Shares	11.25%	11.81%	6.55%
Indexes
Morgan Stanley Capital International All
Country World (Excluding U.S.A.) Index[2]	27.16%	16.88%	8.59%
J.P. Morgan Non-U.S. Government
Bond Index[2]	6.84%	9.49%	4.68%
Lipper Global Flexible Portfolio Funds
Universe Average[3]	11.95%	6.15%	7.19%

1For periods prior to December 8, 2003, performance shown is that of the Advantus International Balanced Fund, the predecessor of Ivy International Balanced Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy International Balanced Fund. Class A shares of Ivy International Balanced Fund would generally have had substantially similar returns to the same class of shares of the Advantus International Balanced Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus International Balanced Fund differ from expenses for Class A shares of Ivy International Balanced Fund.

2Reflects no deduction for fees, expenses or taxes.

3Net of fees and expenses.

Fees and Expenses

Ivy International Balanced Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses [3,4]	0.43%
Total Annual Fund Operating Expenses	1.38%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month..

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$727	$1,047	$1,387	$2,337

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy International Core Equity Fund (formerly Ivy International Value Fund)

An Overview of the Fund

Objectives

To provide long-term capital growth. Consideration of current income is secondary to this principal objective.

Principal Strategies

Ivy International Core Equity Fund invests, under normal market conditions, at least 80% of its net assets in equity securities (including common stock, preferred stock and securities convertible into common stock) principally traded in European and Asian/Pacific Basin markets. To enhance potential return, the Fund may invest in countries with new or comparatively undeveloped economies.

IICO, the Fund's investment manager, primarily uses a disciplined approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies), preferring cash generating, well-managed and undervalued companies that are exposed to themes which should yield above average growth. Some of the Fund's investments may produce income (such as dividends), although it is not a primary objective of the Fund.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy International Core Equity Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected changes in foreign exchange rates which may affect the value of securities the Fund holds the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. The risks of investing in foreign securities are more acute in countries with developing economies.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy International Core Equity Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy International Core Equity Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

1998	6.63%
1999	27.79%
2000	-7.25%
2001	-17.17%
2002	-15.93%
2003	27.19%
2004	16.55%
2005	24.51%
2006	26.13%

In the period shown in the chart, the highest quarterly return was 16.49% (the fourth quarter of 1998) and the lowest quarterly return was -22.75% (the third quarter of 2002). The Class A return for the year through June 30, 2007 was 12.05%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	--------	----------	-----------
Class A (began on 05-13-1997)
Before Taxes	18.88%	13.03%	5.86%
After Taxes on Distributions	18.08%	12.87%	5.65%
After Taxes on Distributions
and Sale of Fund Shares	13.60%	11.48%	5.08%
Indexes
Morgan Stanley Capital International
EAFE Index[1]	26.34%	14.98%	7.46%[2]
Lipper International Large-Cap Core Funds
Universe Average[3]	24.28%	12.31%	6.60%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on May 31, 1997.

3Net of fees and expenses.

Fees and Expenses

Ivy International Core Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.85%
Distribution and/or Service
(12b-1) Fees	0.25%
Other Expenses [3,4]	0.46%
Total annual Fund operating expenses	1.56%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$745	$1,099	$1,476	$2,525

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Large Cap Growth Fund

An Overview of the Fund

Objective

To provide appreciation of your investment.

Principal Strategies

Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks issued by growth-oriented, large to medium sized U.S. and, to a lesser extent, foreign companies that IICO, the Fund's investment manager, believes have appreciation possibilities. Under normal market conditions, the Fund invests at least 80% of its net assets in large cap growth securities. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy and large cap companies are typically companies with capitalizations of at least $8 billion.

IICO primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks companies that have dominant market positions and established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to increased revenue and earnings growth. It attempts to focus on companies with sustainable competitive advantages in their industries as well as the following factors:

  the company's market position, product line, technological position and prospects for sustainability and/or increased earnings the quality of management
  the short-term and long-term outlook for the industry
  changes in economic and political conditions

IICO may also analyze the demands of investors for the security relative to its price. IICO may select a security when it anticipates a development or identifies a catalyst that might have an effect on the value of the security.

In general, IICO may sell a security when, in IICO's opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. IICO may also sell a security if it determines that the security no longer presents sufficient appreciation potential. This may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of its resources. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Large Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing a majority of the Fund's holdings in a single asset class such as large cap equities may cause more volatility than a fund invested with greater diversification.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Large Cap Growth Fund may be appropriate for investors seeking long-term investment growth. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Large Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2001	-23.50%
2002	-19.78%
2003	28.97%
2004	5.94%
2005	14.37%
2006	3.30%

In the period shown in the chart, the highest quarterly return was 11.88% (the fourth quarter of 2001) and the lowest quarterly return was -18.97% (the first quarter of 2001). The Class A return for the year through June 30, 2007 was 7.94%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	------	---------	----------
Class A (began on 06-30-2000)
Before Taxes	-2.64%	4.07%	1.52%
After Taxes on Distributions	-2.64%	4.07%	1.46%
After Taxes on Distributions
and Sale of Fund Shares	-1.72%[1]	3.50%	1.27%
Indexes
Russell 1000 Growth Index[2]	9.09%	2.70%	-5.84%[3]
Lipper Large-Cap Growth Funds
Universe Average[4]	5.60%	2.15%	-4.59%[3]

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on June 30, 2000.

4Net of fees and expenses.

Fees and Expenses

Ivy Large Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses [3,4]	0.44%
Total Annual Fund Operating Expenses	1.39%
Expenses Waived[5]	0.24%
Net Fund Operating Expenses	1.15%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

5Through July 31, 2008, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.15%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$705	$1,020	$1,364	$2,324

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Mid Cap Growth Fund

An Overview of the Fund

Objective

To provide growth of your investment.

Principal Strategies

Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of domestic and, to a lesser extent, foreign mid cap companies that IICO, the Fund's investment manager, believes offer above-average growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of mid cap companies, which are typically companies with market capitalizations that range between $1 billion and $18 billion.

In selecting companies, IICO emphasizes a bottom-up approach and may look at a number of factors in its consideration of a security, such as:

  new or innovative products or services
  adaptive or creative management
  strong financial and operational capabilities to sustain growth stable and consistent revenue, earnings, cash flow
  market potential
  profit potential

Generally, in determining whether to sell a security, IICO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Mid Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected potentially greater price volatility of the equity securities of small to mid cap companies held by the Fund the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing a majority of the Fund's holdings in a single asset class such as mid cap securities may cause the Fund to experience more volatility than a fund invested with greater diversification.

Market risk for small to medium sized companies may be greater than that for large companies. Medium sized companies may have limited financial resources and less experienced management compared to large companies. Stocks of medium sized companies may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Mid Cap Growth Fund may be appropriate for investors who are willing to accept greater risks than are present with many other mutual funds. The Fund is not intended for investors who desire assured income and conservation of capital. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Mid Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2001	-12.71%
2002	-25.84%
2003	30.42%
2004	18.89%
2005	11.96%
2006	8.38%

In the period shown in the chart, the highest quarterly return was 17.54% (the second quarter of 2003) and the lowest quarterly return was -16.60% (the third quarter of 2002). The Class A return for the year through June 30, 2007 was 10.65%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	------	---------	---------
Class A (began on 06-30-2000)
Before Taxes	2.15%	5.63%	3.38%
After Taxes on Distributions	2.15%	5.63%	3.14%
After Taxes on Distributions
and Sale of Fund Shares	1.39%	4.86%	2.78%
Indexes
Russell Mid-Cap Growth Index[1]	10.67%	8.23%	-1.07%[2]
Lipper Mid-Cap Growth Funds
Universe Average[3]	8.54%	5.88%	-1.03%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on June 30, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Mid Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses [3,4]	0.50%
Total Annual Fund Operating Expenses	1.60%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$748	$1,111	$1,496	$2,566

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Money Market Fund

An Overview of the Fund

Objective

To provide maximum current income consistent with stability of principal.

Principal Strategies

Ivy Money Market Fund seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by a requisite nationally recognized statistical rating organization (NRSRO), as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), or if unrated, are of comparable quality as determined by IICO, the Fund's investment manager. The Fund seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 90 days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days.

IICO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

  the credit quality of the particular issuer or guarantor of the security the maturity of the security
  the relative value of the security

Generally, in determining whether to sell a security, IICO uses the same analysis that it uses in buying securities to determine if the security no longer offers adequate return or does not comply with Rule 2a-7. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Money Market Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  a decrease in interest rates, which may cause prepayment of higher-yielding instruments held by the Fund, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates; may also cause a decrease in the Fund's investment income an increase in interest rates, which can cause the value of the Fund's holdings, especially securities with longer maturities, to decline the credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and managing the interest rate and credit risks of the Fund adverse bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Money Market Fund may be appropriate for investors who are risk-averse and seek to preserve principal while earning current income and saving for short-term needs. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Money Market Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the periods shown. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Please visit www.ivyfunds.com for the Fund's most recent 7-day yield.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2001	3.60%
2002	1.40%
2003	0.81%
2004	0.53%
2005	2.37%
2006	4.25%

In the period shown in the chart, the highest quarterly return was 1.28% (the first quarter of 2001) and the lowest quarterly return was 0.05% (the first and second quarters of 2004). As of December 31, 2006, the 7-day yield was equal to 3.37%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	-----	---------	----------
Class A (began on 06-30-2000)	4.25%	1.86%	2.41%

Fees and Expenses

Ivy Money Market Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)[1]

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	None

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3,4]	0.58%
Total Annual Fund Operating Expenses	0.98%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1The Fund may charge a fee of $1.75 per month on any account with a NAV of less than $250, except for retirement plan accounts.

2If you choose to receive your redemption proceeds by Federal Funds wire, a $10 wire fee will be assessed on your redemption proceeds.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$120	$372	$642	$1,401

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Mortgage Securities Fund

An Overview of the Fund

Objective

To provide a high level of current income consistent with prudent investment risk.

Principal Strategies

Ivy Mortgage Securities Fund invests, under normal market conditions, at least 80% of its net assets in mortgage-related securities, including investment-grade securities representing interests in pools of mortgage loans, CMOs, commercial mortgage-backed securities (CMBSs), stripped mortgage-backed securities and asset-backed securities (ABSs). The Fund invests in the securities of domestic and, to a lesser extent, foreign issuers. The Fund may also invest in interest rate derivatives primarily for hedging purposes.

In selecting securities the Fund's investment subadvisor, Advantus Capital, follows a bottom-up, fundamental approach and considers factors such as prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage market. Advantus Capital also seeks undervalued or mispriced securities within the mortgage-related sectors. It does not place a primary focus on interest rate positions. The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years.

Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security's valuation and the issuer's creditworthiness. Advantus Capital may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Mortgage Securities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds an issuer of a mortgage-backed security or other fixed income obligation may not make payments on the security when due rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, which may cause a decrease in the Fund's investment income the value of a mortgage-backed security or other fixed income obligation may decline due to changes in market interest rates mortgage-related securities purchased by the Fund, including restricted securities determined by Advantus Capital to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by Advantus Capital the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived derivatives are subject to counterparty risk
  Advantus Capital's skill in evaluating and selecting securities for the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in the mortgage and mortgage-finance industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Certain U.S. government securities in which the Fund may invest, such as securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by Fannie Mae, Freddie Mac and FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. In addition the Fund purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Mortgage Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Mortgage Securities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the past ten calendar years and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Mortgage Securities Fund, which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Mortgage Securities Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Mortgage Securities Fund. If those expenses were reflected, performance shown below would differ.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

1997	9.42%
1998	6.94%
1999	1.52%
2000	12.12%
2001	8.85%
2002	9.15%
2003	4.20%
2004	4.66%
2005	2.31%
2006	4.73%

In the period shown in the chart, the highest quarterly return was 4.72% (the third quarter of 2001) and the lowest quarterly return was -1.38% (the second quarter of 2004). The Class A return for the year through June 30, 2007 was 0.96%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
	--------	---------	-----------
Class A1
Before Taxes	-1.29%	3.75%	5.71%
After Taxes on Distributions	-2.94%	1.89%	3.39%
After Taxes on Distributions
and Sale of Fund Shares	-0.31%[2]	2.43%	3.76%
Indexes
Lehman Brothers Mortgage-Backed
Securities Index[3]	5.22%	4.85%	6.16%
Lipper U.S. Mortgage Funds
Universe Average[4]	4.33%	4.17%	5.27%

1For periods prior to December 8, 2003, performance shown is that of the Advantus Mortgage Securities Fund, the predecessor to Ivy Mortgage Securities Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Mortgage Securities Fund. Class A shares of Ivy Mortgage Securities Fund would have had substantially similar returns to Class A shares of the Advantus Mortgage Securities Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Mortgage Securities Fund differ from expenses for Class A shares of Ivy Mortgage Securities Fund.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Net of fees and expenses.

Fees and Expenses

Ivy Mortgage Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.39%
Total Annual Fund Operating Expenses	1.14%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$705	$976	$1,276	$2,081

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Real Estate Securities Fund

An Overview of the Fund

Objective

To provide total return through a combination of capital appreciation and current income.

Principal Strategies

Ivy Real Estate Securities Fund invests, under normal market conditions, at least 80% of its net assets in domestic and, to a lesser extent, foreign real estate securities and real estate-related securities. "Real estate securities" include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations.

Most of the Fund's real estate securities portfolio will consist of securities issued by real estate investment trusts (REITs) and real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. A REOC is a corporation that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, but may also engage in related or unrelated businesses.

The Fund focuses on growth-oriented companies with value characteristics. The Fund's investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), utilizes a bottom-up fundamental stock-picking approach in selecting securities for investment by the Fund, which includes consideration of factors such as an issuer's financial condition, financial performance, quality of management, policies and strategies, real estate properties, and competitive market condition. The Fund then invests in those issuers that Advantus Capital determines have potential for long-term sustainable growth in earnings or those trading at discounts to the underlying value of assets owned.

Advantus Capital considers various indicators in determining to sell a security, including the following:

  target valuation is reached and operating performance is not sustainable company fundamentals have deteriorated or do not meet expectations economics, financial market or sector of the real estate industry has weakened

Advantus Capital may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Real Estate Securities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the value of the Fund's investments or their cashflow may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing or other events affecting the value of real estate, buildings or other real estate fixtures the value of the Fund's securities issued by real estate-related companies (as discussed in "Additional Information about Principal Investment Strategies, Other Investments and Risks" below) may be adversely affected by changes in the value of the underlying property or the property's cashflow the value of the Fund's securities issued by REITs may be affected if one or more of those REITs were to lose their favorable tax status the value of the Fund's securities owned by REOCs may be affected by income streams derived from businesses other than real estate ownership the value of the Fund's securities may be adversely affected due to the lesser availability of credit for real estate or other disruptions in the capital markets for real estate the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  Advantus Capital's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in the real estate and real estate related industries, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Real Estate Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Real Estate Securities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual total returns for the periods shown compare with those of broad measures of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Real Estate Securities Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of the Ivy Real Estate Securities Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Real Estate Securities Fund. If those expenses were reflected, performance shown below would differ.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2000	25.66%
2001	9.60%
2002	6.19%
2003	41.14%
2004	34.69%
2005	10.46%
2006	29.81%

In the period shown in the chart, the highest quarterly return was 17.72% (the fourth quarter of 2004) and the lowest quarterly return was -9.01% (the third quarter of 2002). The Class A return for the year through June 30, 2007 was -6.70%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	--------	---------	----------
Class A (began on 2-25-1999)[1]
Before Taxes	22.34%	22.23%	18.33%
After Taxes on Distributions	21.21%	20.65%	16.25%
After Taxes on Distributions
and Sale of Fund Shares	15.62%	18.99%	15.19%
Indexes
Dow Jones Wilshire Real Estate
Securities Index[2]	35.67%	23.97%	20.15%[3]
Lipper Real Estate Funds
Universe Average[4]	34.08%	23.26%	19.35%[3]

1For periods prior to December 8, 2003, performance shown is that of the Advantus Real Estate Securities Fund, the predecessor of Ivy Real Estate Securities Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Real Estate Securities Fund. Class A shares of Ivy Real Estate Securities Fund would generally have had substantially similar returns to Class A shares of the Advantus Real Estate Securities Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Real Estate Securities Fund differ from expenses for Class A shares of Ivy Real Estate Securities Fund.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on February 28, 1999.

4Net of fees and expenses.

Fees and Expenses

Ivy Real Estate Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses [3,4]	0.42%
Total Annual Fund Operating Expenses	1.57%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$746	$1,102	$1,481	$2,535

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Science and Technology Fund

An Overview of the Fund

Objective

To provide long-term capital growth.

Principal Strategies

Ivy Science and Technology Fund seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of IICO, the Fund's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Fund may invest in companies of any size, and may invest without limitation in foreign securities.

IICO typically emphasizes growth potential in selecting stocks; that is, IICO seeks companies in which earnings are likely to grow faster than the economy. IICO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Fund's portfolio. These include the company's:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Science and Technology Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry changes in foreign exchange rates, which may affect the value of the securities the Fund holds the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Fund invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in science and technology companies, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.

Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile that would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Science and Technology Fund may be appropriate for investors who seek long-term capital growth by investing in a Fund that concentrates in securities of science and technology companies. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Science and Technology Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of YEAR-BY-YEAR Returns
for Class A shares[1]
as of December 31 each year

2001	-13.98%
2002	-25.90%
2003	31.27%
2004	16.25%
2005	16.62%
2006	7.50%

In the period shown in the chart, the highest quarterly return was 17.40% (the fourth quarter of 2001) and the lowest quarterly return was -20.66% (the first quarter of 2001). The Class A return for the year through June 30, 2007 was 12.81%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	--------	-----------	-----------
Class A (began on 07-03-2000)
Before Taxes	1.32%	5.97%	-0.22%
After Taxes on Distributions	1.29%	5.96%	-1.08%
After Taxes on Distributions
and Sale of Fund Shares	0.91%	5.16%	-0.41%
Indexes
Goldman Sachs Technology
Industry Composite Index[1]	8.99%	1.06%	-11.26%[2]
Lipper Science & Technology
Funds Universe Average[3]	7.21%	1.03%	-11.86%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on July 31, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Science and Technology Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses [3,4]	0.37%
Total Annual Fund Operating Expenses	1.47%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$736	$1,073	$1,432	$2,431

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Small Cap Growth Fund

An Overview of the Fund

Objective

To provide growth of capital.

Principal Strategies

Ivy Small Cap Growth Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies are typically companies with market capitalizations below $3.5 billion. The Fund emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, IICO, the Fund's investment manager, utilizes a bottom-up stock picking process focusing on companies it believes have long-term growth potential coupled with superior financial characteristics. IICO may look at a number of factors regarding a company, such as:

  aggressive or creative, yet strong, management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales
  security size and liquidity

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Small Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected equity securities of small capitalization companies may be subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Due to the nature of the Fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:
  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Fund's holdings in a single asset class such as small cap securities may cause the Fund to experience more volatility than a fund with greater diversification.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Small Cap Growth Fund may be appropriate for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire income and conservation of capital. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Small Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2001	-1.90%
2002	-25.23%
2003	36.46%
2004	13.86%
2005	12.44%
2006	6.32%

In the period shown in the chart, the highest quarterly return was 24.65% (the fourth quarter of 2001) and the lowest quarterly return was -23.73% (the third quarter of 2001). The Class A return for the year through June 30, 2007 was 9.68%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	--------	---------	----------
Class A (began on 07-03-2000)
Before Taxes	0.21%	5.53%	1.15%
After Taxes on Distributions	-1.80%	5.00%	-0.93%
After Taxes on Distributions
and Sale of Fund Shares	3.54%[1]	4.94%	0.26%
Indexes
Russell 2000 Growth Index[2]	13.34%	6.93%	0.97%[3]
Lipper Small-Cap Growth Funds
Universe Average[4]	10.31%	5.91%	1.01%[3]

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on July 31, 2000.

4Net of fees and expenses.

Fees and Expenses

Ivy Small Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses [3,4]	0.39%
Total Annual Fund Operating Expenses	1.49%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$738	$1,079	$1,441	$2,452

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Additional Information about Principal Investment Strategies, Other Investments and Risks

Ivy Asset Strategy Fund: The Fund seeks to achieve its objective of high total return over the long term by allocating its assets primarily among a diversified portfolio of stocks, bonds, and short-term instruments of both foreign and domestic issuers, as the Fund may invest up to 100% of its assets in foreign securities. The Fund may invest in almost any market that IICO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times.

Generally, the mix of assets in the Fund will change from time to time depending on IICO's assessment of the market for each investment type. Some types of investments, such as indexed securities, may fall into more than one asset class. Allocating assets among different types of investments allows the Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

IICO regularly reviews the global economic environment to determine asset allocation and security selection and makes changes to favor investments that it believes provide the best opportunity to achieve the Fund's objective. Although IICO uses its expertise and resources in choosing investments and in allocating assets, IICO's decisions may not always be beneficial to the Fund, and there is no guarantee that the Fund will achieve its objective.

IICO tries to balance the Fund's investment risks against potentially higher total returns by reducing the stock allocation during stock market down cycles and typically increasing the stock allocation during periods of strongly positive market performance. Generally, IICO makes asset shifts gradually over time. IICO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Fund's mix.

The Fund may also seek to reduce or hedge the risks of investing in certain gold-related securities by investing in options on gold or in futures contracts on gold.

As noted, the Fund may enter into credit default swap contracts for hedging purposes or to add leverage to the Fund. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by the third party on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided no event of default has occurred. As the seller, the Fund would effectively add leverage because, in addition to its total net assets, the Fund would be subject to the investment exposure of the notional amount of the swap. The Fund may also purchase credit default swap contracts to hedge against the risk of default of debt securities it holds, in which case, the Fund would function as the counterparty referenced above.

As a temporary defensive measure, the Fund may increase its holdings in bonds or short-term instruments when IICO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value; the Fund may also invest in derivative instruments for both defensive and speculative purposes. IICO may, as a temporary defensive measure, invest up to all of the Fund's assets in:

  money market instruments rated in one of the two highest rating categories by any nationally recognized statistical rating organization (NRSRO), or unrated securities judged by IICO to be of equivalent quality precious metals

Although IICO may seek to preserve appreciation in the Fund by taking a temporary defensive position, doing so may prevent the Fund from achieving its investment objective.

Risks. An investment in Ivy Asset Strategy Fund is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Ivy Bond Fund: The Fund seeks to achieve its objective of a high level of current income consistent with prudent investment risk by investing primarily in bonds of domestic and, to a lesser extent, foreign issuers (for this purpose, "bonds" includes any debt security with an initial maturity greater than one year). There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests primarily in a variety of investment-grade debt securities which include:

  investment-grade corporate debt obligations and mortgage-backed securities debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (including U.S. Treasury bills, notes and bonds)
  investment-grade mortgage-backed securities issued by governmental agencies and financial institutions investment grade asset-backed securities
  investment-grade debt securities issued by foreign governments and companies debt obligations of U.S. banks and savings and loan associations

The Fund may invest a portion of its assets in investment-grade debt obligations issued by companies in a variety of industries. The Fund may invest in long-term debt securities (maturities of more than ten years), intermediate debt securities (maturities from three to ten years) and short-term debt securities (maturities of less than three years). However, the Fund expects that under normal market circumstances, the effective duration of its portfolio will range from four to seven years.

In selecting corporate debt securities and their maturities, Advantus Capital seeks to maximize current income by engaging in a risk/return analysis that focuses on various factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

The Fund may also invest a portion of its assets in governmental and non-governmental mortgage-related securities, including CMOs, CMBSs, and in stripped mortgage-backed securities and ABSs. CMOs are debt obligations typically issued by either a government agency or a private special-purpose entity that are collateralized by residential or commercial mortgage loans or pools of residential mortgage loans. CMOs allocate the priority of the distribution of principal and interest from the underlying mortgage loans among various series. Each series differs from the other in terms of the priority right to receive cash payments from the underlying mortgage loans.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest-only component allows the security holder to receive the interest portion of cash payments, while the principal-only component allows the security holder to receive the principal portion of cash payments.

Asset-backed securities represent interests in pools of consumer loans (such as credit card, trade or automobile loans). Investors in asset-backed securities are entitled to receive payments of principal and interest received by the pool entity from the underlying consumer loans net of any costs and expenses incurred by the entity.

In addition, the Fund may invest lesser portions of its assets in interest rate and other bond futures contracts. The Fund may invest up to 20% of its net assets in non-investment grade securities (for example, securities rated BB or Ba by S&P or Moody's, respectively). The Fund may also invest up to 10% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Bond Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Ivy Capital Appreciation Fund: The Fund seeks to achieve its objective of long-term capital appreciation by investing primarily in a diversified portfolio of common stocks of U.S. and, to a lesser extent, foreign companies. IICO searches for high-quality companies characterized by profit growth, increased market share and an ability to exceed earnings expectations for the foreseeable future. It also considers valuation relative to future growth opportunities and operating free cash flow. There is no guarantee, however, that the Fund will achieve its objective.

Although major changes tend to be infrequent, the Board of Directors of the Fund may change the Fund's investment objectives without seeking shareholder approval.

The Fund emphasizes growth stocks; however, it may also invest in value stocks. As well, the Fund may invest in preferred stocks and debt securities that are mostly of investment grade. The Fund may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Although not a principal strategy, the Fund may invest in derivative instruments for the purpose of hedging its investments, as well as potentially enhancing its performance.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Capital Appreciation Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Core Equity Fund: The Fund seeks to achieve its objectives of capital growth and income by investing, during normal market conditions, in common stocks of large, high-quality U.S. and foreign companies that are globally dominant, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have dominant positions in their industries. There is no guarantee, however, that the Fund will achieve its objectives.

From a top-down perspective, IICO seeks to identify trends which indicate specific industries that have the potential to experience multi-year growth. Once identified, IICO seeks to invest in what it believes to be dominant companies that will benefit from these trends.

When IICO views stocks with high yields as less attractive than other common stocks, the Fund may hold lower-yielding common stocks because of their prospects for appreciation. When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (typically, investment grade, that is, rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by IICO to be of equivalent quality), including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund may also invest in derivative instruments to hedge its current holdings. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Core Equity Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Market Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Cundill Global Value Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. There is no guarantee, however, that the Fund will achieve its objective.

The Fund may also invest up to 20% of its total assets in "distressed debt," which are fixed income securities, often non-investment grade, of distressed companies. Distressed debt securities may be issued by companies that are involved in reorganizations, financial restructurings or bankruptcy.

The investment approach of Mackenzie, the Fund's investment subadvisor, is based on a contrarian "value" philosophy. Mackenzie looks for securities that are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, Mackenzie focuses primarily on the company's financial statements. Mackenzie also considers factors such as earnings, dividends, business prospects, management capabilities and potential catalysts (such as a change in management) to realize shareholder value. A security is purchased when the price reflects a significant discount to Mackenzie's estimate of the company's intrinsic value. Given the bottom-up or company-specific approach, Mackenzie does not forecast economies or corporate earnings.

When deciding to either buy or sell a security, Mackenzie also considers factors such as liquidity, capitalization, competition, management's history, corporate governance, foreign accounting anomalies and industry trends.

The Fund may from time to time take a temporary defensive position, and invest without limit in U.S. government securities, investment-grade debt securities, cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Cundill Global Value Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Dividend Income Fund: The Fund seeks to achieve its objectives of income and long-term capital growth by investing primarily in large cap, high quality companies with established operating records that IICO believes may accelerate their dividend payout ratio. IICO focuses more on dividend growth rather than high-yielding stocks. There is no guarantee, however, that the Fund will achieve its objectives. Although major changes tend to be infrequent, the Board of Trustees of the Fund may change the Fund's investment objectives without seeking shareholder approval.

IICO attempts to select securities by considering a company's ability to sustain, and potentially increase, its dividend payments. It also typically considers other factors, which may include the company's:

  established operating history
  competitive dividend yields
  profitability record
  history of improving sales and profits
  management
  leadership position in its industry
  stock price value

The Fund's emphasis on a steady return through investments in dividend-paying securities may temper its ability to achieve considerable appreciation in value of its holdings.

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. The ability of common stocks and preferred stocks to generate income is dependent on the earnings and continuing declaration of dividends by the issuers of such securities.

For federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 15% for noncorporate shareholders, and "qualified dividend income" received by those shareholders is taxed as long-term capital gain as well, provided that certain holding period requirements are met. IICO believes that the tax treatment of the qualified dividend income may benefit companies that regularly issue dividends.

Although the Fund invests primarily in domestic securities, it may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

While the Fund invests primarily in dividend-paying equity securities, it may also invest up to 20% of its net assets in debt securities in seeking to achieve its objectives. To the extent the Fund invests in debt securities, the Fund intends to primarily invest in investment-grade debt securities, that is, bonds rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by IICO to be of comparable quality.

At times, when IICO believes that a temporary defensive position is desirable or to achieve income, the Fund may invest up to all of its assets in debt securities including short-term cash equivalent securities. By taking a temporary defensive position, however, the Fund may not achieve its objectives.

Risks. An investment in Ivy Dividend Income Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Global Natural Resources Fund: The Fund seeks to achieve its objective of long-term growth by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Fund will achieve its objective.

Mackenzie systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. Mackenzie attempts to minimize risk through diversifying the Fund's portfolio by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce fund volatility. Mackenzie searches for well-managed companies with strong balance sheets and the technological capability and expertise to grow independently of commodity prices. In addition, Mackenzie seeks to anchor the Fund's holdings with established larger companies that have historically strong producing assets and attractive long-term reinvestment opportunities. From a macro perspective, Mackenzie monitors demand expectations for various commodities and utilizes this information to adjust the level of sector exposure and individual security holdings in the Fund.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements) or to enhance potential gain.

The Fund may also invest in precious metals and other physical commodities.

As a temporary defensive measure, when securities markets or economic conditions are unfavorable or unsettled, the Fund may try to protect its assets by investing up to 100% of its assets in securities that are highly liquid, including high-quality money market instruments such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and are typically highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates its assets in defensive holdings. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Global Natural Resources Fund is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Markets Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy High Income Fund: The Fund seeks to achieve its primary objective of a high level of current income and its secondary objective of capital growth (when consistent with its primary objective) by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, the risks of which are, in the judgment of IICO, consistent with the Fund's objectives. There is no guarantee, however, that the Fund will achieve its objectives.

In general, the high level of income that the Fund seeks is paid by debt securities rated in the lower rating categories of the NRSROs or unrated securities that are determined by IICO to be of comparable quality; these include securities rated BBB or lower by S&P, or Baa or lower by Moody's. Lower-quality debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The Fund primarily owns debt securities and may own bonds with varying maturities; however, it may also own, to a lesser degree, preferred stocks, common stocks and convertible securities. The Fund limits its acquisition of common stocks so that no more than 20% of its total assets will consist of common stocks and no more than 10% of its total assets will consist of non-dividend-paying common stocks.

As noted, the Fund may enter into credit default swap contracts for hedging purposes or to add leverage to the Fund. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by the third party on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided no event of default has occurred. As the seller, the Fund would effectively add leverage because, in addition to its total net assets, the Fund would be subject to the investment exposure of the notional amount of the swap. The Fund may also purchase credit default swap contracts to hedge against the risk of default of debt securities it holds, in which case, the Fund would function as the counterparty referenced above.

The Fund may invest an unlimited amount of its assets in foreign securities. At this time, however, the Fund does not intend to invest a significant amount of its assets in foreign securities. Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, IICO may take any one or more of the following steps with respect to the Fund's assets:

  shorten the average maturity of the Fund's debt holdings
  hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)
  emphasize investment-grade debt securities

By taking a temporary defensive position in any one or more of these manners, the Fund may not achieve its investment objectives.

Risks. An investment in Ivy High Income Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Balanced Fund: The Fund seeks to achieve its objective of a high level of total return by investing in equity and debt securities issued by companies located around the world and of any size, and in investment grade debt securities issued by governmental agencies and corporations. Normally, the Fund invests approximately 50% to 70% of its assets in equity securities and approximately 30% to 50% of its assets in investment-grade debt securities. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests primarily in securities of companies or governments in developed foreign markets. However, the Fund may also invest up to 20% of its total assets in equity securities of companies located in developing or emerging markets. In addition, the Fund may invest up to 10% of its total assets in debt securities of companies or governments located in developing or emerging markets. Under normal circumstances, the Fund will maintain investments in securities of issuers in at least three countries.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stock, preferred stock, warrants or rights to purchase such securities. In selecting these equity securities, Templeton, the Fund's investment subadvisor, conducts a bottom-up, company-by-company analysis, rather than focusing on a specific industry or economic sector. Templeton concentrates primarily on the market price of a company's securities relative to its view regarding the company's long-term earnings potential; that is, Templeton seeks securities that it believes are selling at a discount. A company's historical value measures, including price/earnings ratios, profit margins and liquidation value, are also considered.

Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers' acceptances; and structured investments which are more fully described in the SAI. In selecting debt securities Templeton evaluates current, as well as expected future trends in, interest rates and general economic conditions, and then attempts to identify those securities and issuers which, in its judgment, are likely to perform well in such circumstances. Templeton may rely on active duration management in an effort to add value to the Fund's holdings.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy International Balanced Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Core Equity Fund: The Fund seeks to achieve its primary objective of long-term capital growth by investing primarily in equity securities principally traded in European and Asian/Pacific Basin markets and primarily issued by reasonably valued companies with strong cash flows and exposure to global investment themes. IICO may also employ a growth approach, seeking companies whose earnings it believes will grow faster that the economy. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one area. IICO seeks to identify an investment theme, then determine the most appropriate sectors and geographies to benefit from that theme and finally to find reasonably valued companies with improving returns on capital and solid cash generation.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

The Fund may from time to time take a temporary defensive position, and invest without limit in government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy International Core Equity Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Large Cap Growth Fund: The Fund seeks to achieve its objective of appreciation of your investment through a diversified holding of securities, primarily those issued by large cap (at least $8 billion capitalization), higher-quality U.S. and, to a lesser extent, foreign companies that IICO believes have both appreciation possibilities and sustainable competitive advantages, and that IICO believes are of higher quality. There is no guarantee, however, that the Fund will achieve its objective.

In selecting securities for the Fund, IICO looks for companies which serve large markets with a demonstrated ability to sustain unit growth and high profitability, often driven by brand loyalty, cost structure, scale, or distribution advantages. IICO's process to select stocks is primarily a blend of quantitative and fundamental research. From a quantitative standpoint, IICO concentrates on profitability, capital industry, cash flow and calculation measures, as well as earnings growth rates. IICO's fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which enables a company to generate superior levels of profitability and growth for an extended period of time. Additional focus is given to those companies that appear to be well positioned to benefit from secular trends embedded in the marketplace (e.g., demographics, deregulation, capital spending trends, etc.).

The Fund invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

At times, as a temporary defensive measure, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund may also use options and futures contracts for temporary defensive purposes. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Large Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Mid Cap Growth Fund: The Fund seeks to achieve its objective of growth of your investment by investing primarily in a diversified portfolio of domestic and, to a lesser extent, foreign mid cap companies that IICO believes offer above-average growth potential. Mid cap companies are typically companies with market capitalizations that range between $1 billion and $18 billion. For this purpose, IICO considers a company's capitalization at the time the Fund acquires the company's securities. Companies whose capitalization falls outside the mid cap range after purchase continue to be considered mid cap companies for purpose of the Fund's investment policy. There is no guarantee, however, that the Fund will achieve its objective.

As noted, IICO utilizes a bottom-up approach in its selection of securities for the Fund, and focuses on companies with strong growth models, profitability and sound capital structures. Other characteristics include the active involvement of the founder or entrepreneur, management that is strong and demonstrates commitment to stakeholders, strong financial model and leading market position.

In addition to common stocks, the Fund may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade, that is, rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by IICO to be of equivalent quality. The Fund may also use options and futures contracts for both temporary defensive purposes and to enhance performance. The Fund may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.
When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper, cash and cash equivalents, and short-term securities issued by the U.S. government or its agencies or instrumentalities), preferred stocks or both. As well, the Fund may choose to invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Mid Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Money Market Fund: The Fund seeks to achieve its objective of maximum current income consistent with stability of principal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7 under the 1940 Act (Rule 2a-7). There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests only in the following U.S. dollar-denominated money market obligations and instruments:

  U.S. government securities (including obligations of U.S. government agencies and instrumentalities)
  bank obligations and instruments secured by bank obligations, such as letters of credit commercial paper (domestic and foreign issuers), including asset-backed commercial paper programs corporate debt obligations, including variable rate master demand notes
  Canadian government obligations
  certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Fund may invest or a corporation in whose commercial paper the Fund may invest

The Fund only invests in bank obligations if they are obligations of a bank subject to regulation by the U.S. government, including foreign branches of these banks, or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by Fannie Mae, Freddie Mac and FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

Risks. An investment in Ivy Money Market Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Income Risk
  Interest Rate Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Mortgage Securities Fund: The Fund seeks to achieve its objective of a high level of current income consistent with prudent investment risk by investing primarily in higher-quality mortgage-related securities. The Fund invests a significant portion of its assets in investment-grade securities representing interests in pools of mortgage loans, and in a variety of other mortgage-related securities including CMOs, CMBSs, stripped mortgage-backed securities and ABSs. The Fund seeks to provide investors with exposure to quality and higher yield potential through broad ownership in pools of mortgage loans across all sectors of the market. The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years. The Fund may invest lesser portions of its assets in non-investment grade mortgage-related securities. The Fund may also invest up to 10% of its assets in foreign securities. There is no guarantee, however, that the Fund will achieve its objective.

In selecting mortgage-related securities, Advantus Capital focuses on relative value trading among individual securities in the MBS, ABS and CMBS markets and considers a variety of factors, including prepayment risk, credit quality, liquidity, the collateral securing the underlying loan (for example, residential versus commercial real estate) and the type of underlying mortgage loan (for example, a 30 year fully-amortized loan versus a 15 year fully-amortized loan). Advantus Capital also takes into consideration current and expected trends in economic conditions, interest rates and the mortgage market and selects securities which, in its judgment, are likely to perform well in those circumstances. As well, Advantus Capital attempts to diversify the Fund's holdings among all sectors of the mortgage-related market in an effort to minimize risk.

Interests in pools of mortgage loans provide the security holder the right to receive out of the underlying mortgage loans periodic interest payments at a fixed rate and a full principal payment at a designated maturity or call date. Scheduled principal, interest and other payments on the underlying mortgage loans received by the sponsoring or guarantor entity are then distributed or "passed through" to security holders net of any service fees retained by the sponsor or guarantor. Additional payments passed through to security holders could arise from the prepayment of principal resulting from the sale of residential property, the refinancing of underlying mortgages, or the foreclosure of residential property. In "pass through" mortgage loan pools, payments to security holders will depend on whether mortgagors make payments to the pooling entity on the underlying mortgage loans. To avoid this non-payment risk, the Fund may also invest in "modified pass through" mortgage loan pools which provide that the security holder will receive interest and principal payments regardless of whether mortgagors make payments on the underlying mortgage loans.

The Fund may invest in government or government-related mortgage loan pools or private mortgage loan pools. In government or government-related mortgage loan pools, the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal government-related guarantors of mortgage-related securities are Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac generally guarantee payment of principal and interest on mortgage loan pool securities issued by certain pre-approved institutions (i.e., savings and loan institutions, commercial banks and mortgage bankers). However, securities issued by Fannie Mae, Freddie Mac and FHLB are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. In addition, the Fund purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

The Fund may also invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions. Mortgage pools created by these non-governmental entities offer a higher rate of interest than government or government related securities. Unlike certain U.S. government agency sponsored mortgage loan pools, payment of interest and payment to investors is not guaranteed.

The Fund may also invest a major portion of its assets in CMOs and stripped mortgage-backed securities. CMOs are debt obligations issued by both government agencies and private special-purpose entities that are collateralized by residential or commercial mortgage loans. Unlike traditional mortgage loan pools, CMOs allocate the priority of the distribution of principal and level of interest from the underlying mortgage loans among various series. Each series differs from another in terms of the priority right to receive cash payments from the underlying mortgage loans. Each series may be further divided into classes in which the principal and interest payments payable to classes in the same series may be allocated. For instance, a certain class in a series may have right of priority over another class to receive principal and interest payments. Moreover, a certain class in a series may be entitled to receive only interest payments while another class in the same series may be only entitled to receive principal payments. As a result, the timing and the type of payments received by a CMO security holder may differ from the payments received by a security holder in a traditional mortgage loan pool.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest-only component allows the security holder to receive the interest portion of cash payments, while the principal-only component allows the security holder to receive the principal portion of cash payments.

The market for mortgage-related securities is generally liquid, but individual mortgage-related securities purchased by the Fund may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular mortgage-related securities or the broader mortgage securities market as a whole. Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or the Fund may bear the costs of registering such securities. The Fund may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. Advantus Capital continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid.

Investing in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Mortgage Securities Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Real Estate Securities Fund: The Fund seeks to achieve its objective of total return through a combination of capital appreciation and current income by investing primarily in real estate securities and real estate-related securities. The Fund does not invest directly in real estate. There is no guarantee, however, that the Fund will achieve its objective.

"Real estate securities" include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include REITs, REOCs, real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly traded limited partnerships.

"Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, brokers, financial institutions that issue or service mortgages and resort companies.

In its analysis of issuers, Advantus Capital, the Fund's investment subadvisor, has built a network of industry contacts through which it is able to enhance its knowledge of a company's underlying assets. Advantus Capital utilizes this knowledge and its diligent focus on company fundamentals in selecting securities for the Fund. Advantus Capital believes that the core operating performance of an issuer is a key determinant in its stock performance.

Most of the Fund's real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in fee ownership and leasehold ownership of land and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. The Fund mostly invests in shares of equity REITs but also invests lesser portions of its assets in shares of mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986, as amended (Code), may deduct dividends paid to shareholders, effectively eliminating any entity-level federal income tax. As a result, REITs distribute a larger portion of their earnings to investors than other corporate entities subject to federal income tax. A REOC is typically structured as a "C" corporation under the Code and does not have the favorable tax treatment that is accorded a REIT.

The Fund may invest up to 10% of its total assets in foreign securities and may invest up to 20% of its assets in securities issued by companies outside of the real estate industry. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

An investment in the Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers. As well, the value of the Fund's investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Real Estate Securities Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  REIT-Related Risk
  REOC-Related Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Science and Technology Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in IICO's opinion, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business, itself, is not within the science and technology industries. There is no guarantee, however, that the Fund will achieve its objective.

In its selection of securities for investment by the Fund, IICO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify the best holdings for the Fund.

The Fund may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Fund primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Fund may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Science and Technology Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Growth Fund: The Fund seeks to achieve its objective of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother, more consistent pattern of portfolio returns over the long term. There is no guarantee, however, that the Fund will achieve its objective.

IICO focuses on long-term growth and superior financial characteristics in its search for companies, thereby focusing on higher quality companies. IICO seeks companies with defensible market positions that are strong niche players that feature the involvement of the founder and demonstrate a strong commitment to shareholders. IICO believes that such companies generally have a replicable business model that allows for sustained growth. The focus on holding an investment is intermediate to long-term. IICO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company's ability to grow and gain market shares and/or the company's founder departs.

Small cap companies are typically companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Fund has purchased their securities. These companies continue to be considered small cap for purposes of the Fund's minimum 80% allocation to small cap companies. From time to time, the Fund will also invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above) that, in IICO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

In addition to common stocks, the Fund may also invest in securities convertible into common stocks, preferred stocks and debt securities that are mostly of investment grade. The Fund may invest up to 20% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper, short-term U.S. government securities, and/or preferred stocks. The Fund may also invest in more established companies, such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Fund's position size in any particular security. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Small Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

All Funds

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of IICO or an investment subadvisor in selecting investments.

Each Fund may also invest in and use certain other types of instruments in seeking to achieve its objective(s). For example, each Fund (other than Ivy Money Market Fund) is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Fund's authorized investments and strategies, such as derivative instruments, foreign securities and junk bonds, involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant.

Each Fund may actively trade securities in seeking to achieve its objectives. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by the Fund, which would increase your taxable income. Factors that can lead to active trading for any fund include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a fund's market capitalization target, and the need to sell a security to meet redemption activity.

Each Fund generally seeks to be fully invested, except to the extent it takes a temporary defensive position. In addition, at times, IICO or an investment subadvisor may invest a portion of the Fund's assets in cash or cash equivalents if IICO or the subadvisor is unable to identify and acquire a sufficient number of securities that meet IICO's or an investment subadvisor's selection criteria for implementing the Fund's investment objectives, strategies and policies.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its SAI.

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Ivy Funds' website at www.ivyfunds.com

Defining Risks

  Commodities Risk -- Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. A Fund may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.
  Company Risk -- An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.
  Concentration Risk -- If a Fund invests more than 25% of its total assets in a particular industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.
  Credit Risk -- An issuer of a debt security (including mortgage-backed securities) or a Real Estate Investment Trust (REIT) may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and therefore in the NAV of a Fund. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Fund purchases unrated securities and obligations, it will depend on IICO's or an investment subadvisor's analysis of credit risk more heavily than usual.
  Derivatives Risk -- A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Also, derivatives are subject to counterparty risk. Counterparty risk is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

Options, futures and swaps are common types of derivatives that a Fund may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

  Diversification Risk -- A Fund is subject to diversification risk if the Fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Fund is considered diversified, as defined in the 1940 Act, if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). The Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund with a more diversified investment portfolio.

  Emerging Market Risk -- Each Fund may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Fund's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

  Extension Risk -- Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.
  Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of a Fund's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk -- The Funds may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent a Fund's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Funds from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.
  Foreign Securities Risk -- Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

  Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Income Risk -- A Fund may experience a decline in its income due to falling interest rates.
  Initial Public Offering Risk -- Investments in IPOs can have a significant positive impact on the Fund's performance in the near term; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Fund grows.
  Interest Rate Risk -- The value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

  Large Company Risk -- A Fund with a portfolio of large capitalization company securities may underperform the market as a whole.
  Liquidity Risk -- Generally, a security is liquid if a Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.
  Low-rated Securities Risk -- In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.
  Market Risk -- All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.
  Mid Size Company Risk -- Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.
  Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate. As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Fund would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline of the Fund's investment income.
  REIT-Related Risk -- The value of a Fund's REIT securities may be adversely affected by changes in the value of the underlying property. In addition, the value of a REIT could be adversely affected if the REIT fails to qualify for tax-free pass through income treatment under the Code, or maintain its exemption from registration under the 1940 Act.
  REOC-Related Risk -- A REOC is similar to a REIT in that it is a company that owns and operates commercial real estate, but unlike a REIT it has the freedom to reinvest all its funds from operations back into the company, and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a Fund's REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, REOCs do not have the favorable tax treatment that is accorded a REIT.
  Small Company Risk -- Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.
  Value Stock Risk -- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO or an investment subadvisor, undervalued. The value of a security believed by IICO or an investment subadvisor, as applicable, to be undervalued may never reach what is believed to be is its full value, or such security's value may decrease.

The Management of the Funds

Investment Advisor

The Funds are managed by Ivy Investment Management Company (IICO), subject to the authority of the Board of Trustees of Ivy Funds (Board of Trustees) and the Board of Directors of Ivy Funds, Inc. (Board of Directors). IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is an SEC-registered investment advisor with approximately $14.9 billion in assets under management as of March 31, 2007 and serves as the investment manager for each of the Funds within the Ivy Family of Funds. IICO has served as investment manager to the Ivy Funds (Trust) since December 31, 2002,1 and to Ivy Funds, Inc. since June 30, 2003. Prior to June 30, 2003, Waddell & Reed Investment Management Company (WRIMCO), an affiliate of IICO, served as the investment manager for each of the Funds within Ivy Funds, Inc. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. (formerly W&R Funds, Inc.) to IICO. IICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

1Until December 31, 2002, Ivy Management, Inc. (IMI) provided business management services and investment advisory services to the Ivy Funds. On December 31, 2002, IMI, an indirect wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR) and a wholly owned subsidiary of Ivy Acquisition Corporation (IAC), merged with and into IAC, a wholly owned subsidiary of WDR. Upon effectiveness of the merger, IAC changed its name to Waddell and Reed Ivy Investment Company (WRIICO), and WRIICO assumed all of IMI's duties with respect to the Ivy Funds. Effective March 7, 2005, WRIICO changed its name to Ivy Investment Management Company (IICO).

Investment Subadvisors

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Real Estate Securities Fund, Ivy Mortgage Securities Fund and Ivy Bond Fund under an agreement with IICO. Since its inception in 1985, Advantus Capital and its predecessor have provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life's investment portfolio. Advantus Capital had approximately $16.5 billion in assets under management as of March 31, 2007.

Mackenzie Financial Corporation (Mackenzie), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Cundill Global Value Fund and Ivy Global Natural Resources Fund pursuant to an agreement with IICO. Mackenzie has been an investment counsel and mutual fund manager in Toronto for more than 35 years, and as of March 31, 2007, had over $63.7 billion Canadian in assets under management.

Templeton Investment Counsel, LLC (Templeton), an SEC-registered investment advisor located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy International Balanced Fund pursuant to an agreement with IICO. Templeton and the direct and indirect subsidiaries of Templeton Worldwide, Inc. had approximately $212 billion in assets under management as of March 31, 2007.

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to IICO for providing investment advice and supervising its investments. IICO uses a portion of the applicable fee to pay a Fund's subadvisor, if any. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

  Ivy Money Market Fund: 0.40% of net assets
  Ivy Mortgage Securities Fund: 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion
  Ivy Bond Fund: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion
  Ivy High Income Fund: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion
  Ivy Capital Appreciation Fund: 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion
  Ivy Asset Strategy Fund, Ivy Core Equity Fund, Ivy Dividend Income Fund, Ivy International Balanced Fund, Ivy Large Cap Growth Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.
  Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion
  Ivy Real Estate Securities Fund: 0.90% of net assets up to $1 billion, 0.87% of net assets over $1 billion and up to $2 billion, 0.84% of net assets over $2 billion and up to $3 billion, and 0.80% of net assets over $3 billion
  Ivy International Core Equity Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.70% of net assets over $3 billion
  Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion

Management fees for the following Funds as a percent of the Fund's net assets for its fiscal year ended March 31, 2007 were:

Fund	Management Fees Paid
Ivy Asset Strategy Fund	0.67%
Ivy Bond Fund	0.53%
Ivy Capital Appreciation Fund	0.60%
Ivy Core Equity Fund	0.70%
Ivy Cundill Global Value Fund	0.93%
Ivy Dividend Income Fund	0.70%
Ivy Global Natural Resources Fund	0.83%
Ivy High Income Fund	0.62%
Ivy International Balanced Fund	0.70%
Ivy International Core Equity Fund	0.85%
Ivy Large Cap Growth Fund	0.70%
Ivy Mid Cap Growth Fund	0.85%
Ivy Money Market Fund	0.40%
Ivy Mortgage Securities Fund	0.50%
Ivy Real Estate Securities Fund	0.90%
Ivy Science and Technology Fund	0.85%
Ivy Small Cap Growth Fund	0.85%

A discussion regarding the basis for the approval by the Board of Directors or Board of Trustees of the advisory contract for each of the Funds is available in each Fund's Semiannual Report to Shareholders dated September 30, 2006.

Portfolio Management

Ivy Asset Strategy Fund: Michael L. Avery, Daniel J. Vrabac and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Ivy Asset Strategy Fund. Mr. Avery has held his Fund responsibilities since January 1997. In June 2005 he was named Chief Investment Officer and Executive Vice President of IICO and WRIMCO. Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994. From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Vrabac has held his Fund responsibilities for Ivy Asset Strategy Fund since January 1997. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Vrabac has been an employee of WRIMCO since May 1994. He earned a BA degree in economics from Duquesne University, and holds an MBA with emphasis in Investments and Finance from Indiana University.

Mr. Caldwell has held his Ivy Asset Strategy Fund responsibilities since January, 2007. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Fund, as well as two other funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

Ivy Bond Fund: Christopher R. Sebald, Thomas B. Houghton and David W. Land are primarily responsible for the day-to-day management of the Ivy Bond Fund. Mr. Sebald has held his Fund responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund, Advantus Bond Fund, Inc., since August 2003. He has served as Senior Vice President and Lead Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003. Mr. Sebald had served as Senior Vice President and Portfolio Manager for AEGON USA Investment Management from July 2000 through July 2003. He earned a BS degree in Economics from the University of Minnesota and a MBA from the University of Minnesota. He is a Chartered Financial Analyst.

Mr. Land has held his responsibilities for Ivy Bond Fund since April 2005. He has served as Vice President and Portfolio Manager, Total Return, Advantus Capital, since April 2004. Mr. Land was Senior Analyst at AXA Investment Managers North America, Inc. from August 2003 to April 2004. He served as Senior Investment Officer of Advantus Capital from July 2000 to July 2003. Mr. Land earned a BA from Thomas More College and a MBA from the University of Cincinnati. He is a Chartered Financial Analyst.

Mr. Houghton has held his fund responsibilities for Ivy Bond Fund since April 2005. He has served as Vice President and Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003. Mr. Houghton had served as Senior Investment Officer with Advantus Capital from April 2002 to August 2003. Previously, Mr. Houghton was a Senior Securities Analyst, Public Corporate Bonds, with American Express from July 2001 through March 2002.

Ivy Capital Appreciation Fund: Barry M. Ogden is primarily responsible for the day-to-day management of Ivy Capital Appreciation Fund, and has held his Fund responsibilities since January 2002. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Ogden has served as assistant portfolio manager for investment companies managed by WRIMCO since January 1999 and has been an employee of WRIMCO since July 1994. He graduated from the University of Kansas with a BS degree in accounting, and has earned the designation of Certified Public Accountant. Mr. Ogden is a Chartered Financial Analyst.

Ivy Core Equity Fund: Erik R. Becker and Gustav C. Zinn are primarily responsible for the day-to-day management of Ivy Core Equity Fund. Mr. Becker has held his Fund responsibilities since February 2006. Mr. Becker joined WRIMCO in 1999 as an investment analyst and had served as an assistant portfolio manager for Ivy Core Equity Fund since 2003, in addition to his duties as a research analyst. He is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc., and a portfolio manager for Waddell & Reed Advisors Core Investment Fund and W&R Target Core Equity Portfolio, both managed by WRIMCO. Mr. Becker earned a BBA degree in finance, investment and banking and an MS in finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Mr. Zinn has held his responsibilities for Ivy Core Equity Fund since February 2006. He has been an employee of WRIMCO since 1998 and had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003, in addition to his duties as a research analyst. Mr. Zinn is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc., and a portfolio manager for Waddell & Reed Advisors Core Investment Fund and W&R Target Core Equity Portfolio, both managed by WRIMCO. He earned a BBA degree and a Masters of Finance from the University of Wisconsin-Madison. Mr. Zinn is a Chartered Financial Analyst.

Ivy Cundill Global Value Fund: Peter Cundill and Hiok Hhu Ng are primarily responsible for the day-to-day management of Ivy Cundill Global Value Fund. Mr. Cundill has held his responsibilities for Ivy Cundill Global Value Fund since the Fund's inception. He founded Peter Cundill & Associates in 1976. Mr. Cundill earned a Bachelor of Commerce degree from McGill University, Montreal. He holds the designations of Chartered Business Valuator (CBV), Chartered Financial Analyst (CFA), and Fellow Chartered Accountant (FCA).

Hiok Hhu Ng has held his responsibilities for Ivy Cundill Global Value Fund as Portfolio Manager since 2004. Hhu joined the Cundill Group as a research analyst, and became an Assistant Portfolio Manager for Ivy Cundill Global Value Fund in 2001. He holds a Bachelor of Finance degree from the University of British Columbia. He is a Chartered Financial Analyst, and has completed the Canadian Securities Course, Canadian Securities Institute.

Ivy Dividend Income Fund: David P. Ginther is primarily responsible for the day-to-day management of Ivy Dividend Income Fund. He has held his responsibilities for Ivy Dividend Income Fund since its inception in June 2003. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Ivy Funds, Inc., and portfolio manager for other investment companies for which WRIMCO serves as investment manager, and has been an employee of WRIMCO since 1995. Mr. Ginther holds a BS degree in accounting from Kansas State University, and has earned the designation of Certified Public Accountant.

Ivy Global Natural Resources Fund: Frederick Sturm, a Senior Vice President of Mackenzie, is primarily responsible for the day-to-day management of Ivy Global Natural Resources Fund. He has managed the Fund since its inception. Mr. Sturm joined Mackenzie in 1983. He holds a degree in commerce from the University of Toronto. Mr. Sturm is a CFA charterholder.

Ivy High Income Fund: Bryan C. Krug is primarily responsible for the day-to-day management of Ivy High Income Fund, and has held his Fund responsibilities since February 2006. He joined WRIMCO in 2001 as a high yield investment analyst and will continue to support the high-yield investment team. He is Vice President of IICO and WRIMCO and Vice President of Ivy Funds, Inc. Mr. Krug earned a BS in finance from Miami University, Richard T. Farmer School of Business.

Ivy International Balanced Fund: Edgerton Tucker Scott III and Michael Hasenstab, Ph.D. are primarily responsible for the day-to-day management of Ivy International Balanced Fund. Mr. Scott has held his responsibilities since the inception of the Fund in December 2003, and was the portfolio manager for the predecessor fund since June 2000. He is Senior Vice President of Templeton Investment Counsel, LLC. Mr. Scott earned a BA from the University of Virginia and a MBA from Amos Tuck School of Business at Dartmouth College. He is a Chartered Financial Analyst.

Dr. Hasenstab has held his Fund responsibilities since March 2006. He joined Franklin Templeton Investments in July 1995, and, after taking a leave of absence to obtain his Ph.D., rejoined the company in April 2001. Dr. Hasenstab is Vice President, Co-Director of International Fixed Income, and portfolio manager for Franklin Templeton Investments' International Bond Department. Dr. Hasenstab earned a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master's degree in economics of development from the Australian National University, and a B.A. in international relations/political economy from Carleton College in the United States.

Ivy International Core Equity Fund: Thomas A. Mengel and John C. Maxwell are primarily responsible for the day-to-day management of Ivy International Core Equity Fund. Mr. Mengel has held his Fund responsibilities since December 2002. Mr. Mengel is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and of the Trust, and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Mengel has been a portfolio manager for, and employee of, WRIMCO since May 1996. He is a graduate of the University of Berlin with a degree in Business, Finance and Economics.

Mr. Maxwell has held his Fund responsibilities for Ivy International Core Equity Fund since February 2006. He joined WRIMCO in 1998 as an investment analyst and had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003. In 2004, Mr. Maxwell began assisting the international group as an investment analyst. He has been appointed Vice President of IICO and WRIMCO. Mr. Maxwell earned a BS degree from the University of Kentucky, and an MBA from the Johnson Graduate School of Management, Cornell University. He is a Chartered Financial Analyst.

Ivy Large Cap Growth Fund: Daniel P. Becker and Philip J. Sanders are primarily responsible for the day-to-day management of Ivy Large Cap Growth Fund. Mr. Becker has held his Fund responsibilities since the inception of the Fund in June 2000. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of, and co-portfolio manager for, Waddell & Reed Advisors Vanguard Fund, Inc. and W&R Target Growth Portfolio, for which WRIMCO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Mr. Sanders has held his Fund responsibilities for Ivy Large Cap Growth Fund since June 2006. He joined WRIMCO in 1998, and has served as a portfolio manager for funds managed by WRIMCO since that time. He is Senior Vice President of WRIMCO and IICO, and Vice President of, and co-portfolio manager for, W&R Target Growth Portfolio and Waddell & Reed Advisors Vanguard Fund, Inc., for which WRIMCO serves as investment manager. Mr. Sanders earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. He is a Chartered Financial Analyst.

Ivy Mid Cap Growth Fund: Kimberly A. Scott is primarily responsible for the day-to-day management of Ivy Mid Cap Growth Fund, and has held her Fund responsibilities since February 2001. She is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies managed by WRIMCO. Ms. Scott served as an investment analyst with WRIMCO from April 1999 to February 2001. She earned a BS in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a Chartered Financial Analyst.

Ivy Money Market Fund: Mira Stevovich is primarily responsible for the day-to-day management of the Ivy Money Market Fund, and has held her Fund responsibilities since the inception of the Fund. She is Vice President of IICO and WRIMCO, Vice President and Assistant Treasurer of Ivy Funds, Inc. and of the Trust, and Vice President and Assistant Treasurer of other investment companies for which WRIMCO serves as investment manager. Ms. Stevovich has served as the Portfolio Manager for investment companies managed by WRIMCO since May 1998 and has been an employee of WRIMCO and its predecessor since March 1987. Ms. Stevovich earned a BA degree from Colorado Womens College. She holds an MA degree in Soviet and East European Studies and an MBA degree from the University of Kansas. Ms. Stevovich is a Chartered Financial Analyst.

Ivy Mortgage Securities Fund: Christopher R. Sebald and David W. Land are primarily responsible for the day-to-day management of Ivy Mortgage Securities Fund. Mr. Sebald has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund, Advantus Mortgage Securities Fund, Inc., since August 2003. He is also portfolio manager for Ivy Bond Fund, and his biographical information is listed in the disclosure for Ivy Bond Fund.

Mr. Land has held his responsibilities for Ivy Mortgage Securities Fund since April 2004. He is also portfolio manager for Ivy Bond Fund, and his biographical information is listed in the disclosure for Ivy Bond Fund.

Ivy Real Estate Securities Fund: Joseph R. Betlej and Lowell R. Bolken are primarily responsible for the day-to-day management of Ivy Real Estate Securities Fund. Mr. Betlej has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since February 1999. Mr. Betlej is Vice President and Investment Officer of Advantus Capital. He has been in the real estate industry since 1984 and has been with Advantus Capital since 1987. Mr. Betlej earned a BA in Architecture from the University of Minnesota and a MS in Real Estate Appraisal and Investment Analysis from the University of Wisconsin at Madison. He is a Chartered Financial Analyst.

Mr. Bolken has held his Fund responsibilities since April 2006. He has been an Associate Portfolio Manager with Advantus Capital since September 2005. From April 2001 to September 2005, he was Managing Director and Manager, Corporate Bond Research, RBC Dain Rauscher, Inc.

Ivy Science and Technology Fund: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Science and Technology Fund, and has held his Fund responsibilities since February 2001. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran has served as a portfolio manager for investment companies managed by WRIMCO since January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA with an emphasis in Finance from the University of Missouri at Kansas City.

Ivy Small Cap Growth Fund: Gilbert C. Scott is primarily responsible for the day-to-day management of Ivy Small Cap Growth Fund, and has held his Fund responsibilities since August 2003. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. He joined Waddell & Reed in 1997 and has been assistant portfolio manager of small cap institutional accounts since September 2000. Mr. Scott earned a BBA degree in finance from the University of Massachusetts and an MBA from the University of Texas. He is a Chartered Financial Analyst.

Additional information regarding portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities, is included in the SAI.

Other members of IICO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

Your Account

InvestEd 529 Plan

The InvestEd Plan (InvestEd Plan) was established under the Arizona Family College Savings Program (the Program). The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (Code). Waddell & Reed, Inc. (Waddell & Reed), the program manager for the InvestEd Plan, is offering the InvestEd Plan to Arizona residents as well as to residents of other states.

Contributions to InvestEd Plan accounts may be invested in shares of the Funds, which are held in the name and for the benefit of the Arizona Commission for Postsecondary Education in its capacity as Trustee of the Program. Class E shares purchased with contributions for a particular InvestEd Plan account are allocable to that account and will be redeemed to effect withdrawals requested by the InvestEd Plan account owner, as further described in this prospectus. Accounts opened through the InvestEd Plan are not insured by the State of Arizona, and neither the principal invested nor the investment return is guaranteed by the State of Arizona. InvestEd Plan accounts are subject to applicable Federal, state and local tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified in response to any such changes.

Please read the Program Overview and InvestEd Account Application carefully before investing.

Class E shares

This Prospectus offers one class of shares, Class E shares. Class E shares are only available for investment through a qualified state tuition program in accordance with Section 529 of the Code (529 Plan).

Each Fund (other than Ivy Money Market Fund) has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for its Class E shares. Such Plans permit the Funds to pay marketing and other fees to support both the sale and distribution of Class E shares as well as the services provided to shareholders by their financial advisor or financial intermediary. Under the Class E Plan, a Fund may pay IFDI, the Funds' distributor, a fee of 0.25%, on an annual basis, of the average daily net assets of the Class E shares. This fee is to compensate IFDI for, either directly or through third parties, distributing the Fund's Class E shares, providing personal service to Class E shareholders and/or maintaining Class E shareholder accounts. The amounts shall be payable to IFDI daily or at such other intervals as the Board of Trustees or Board of Directors may determine.

Because these fees are paid out of a Fund's assets or income on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. All or a portion of these fees may be paid to your financial advisor or a financial intermediary.

Other share classes of the Funds may be offered in separate prospectuses. Since each class of shares of a Fund has its own expense structure, the NAV per share for each class may differ.

Class E shares are subject to an initial sales charge (other than Ivy Money Market Fund) when purchased for your InvestEd Plan account COLOR="#0000ff">, based on the amount of your investment, according to the tables below. As noted, Class E shares that have a Plan pay an annual 12b-1 fee of 0.25% of average Class E net assets.

Calculation of Sales Charges on Class E Shares

		Sales Charge	Reallowance
		as Approx.	to Dealers
	Sales Charge	Percent of	as Percent
Size of	as Percent of	Amount	of Offering
Purchase	Offering Price[1]	Invested	Price
--------	-----------	----------	-----------
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

1Due to the rounding of the NAV and the offering price of a fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.

2No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

IFDI may pay dealers up to 1.00% on investments made in Class E shares with no initial sales charge.

IFDI or its affiliates may pay additional compensation from its own resources to broker-dealers based upon the value of shares of a Fund owned by the broker-dealer for its own account or for its customers, including compensation for shares of the Funds purchased by customers of such broker-dealers without payment of a sales charge. Please see "Additional Compensation to Intermediaries" for more information.

Sales Charge Reductions

For purposes of the following disclosure regarding Rights of Accumulation, Letter of Intent and Account Grouping, Class E shares held in your InvestEd Plan are treated as shares held by you directly.

Lower sales charges on the purchase of Class E shares are available by:

  Rights of Accumulation: combining the value of additional purchases of shares of any of the funds in the Ivy Family of Funds and/or Waddell & Reed InvestEd Portfolios, Inc. with the NAV of Class A, Class B, Class C or Class E shares already held in your account or in an account eligible for grouping with your account (see "Account Grouping" below). To be entitled to Rights of Accumulation, you must inform IFDI that you are entitled to a reduced sales charge and provide IFDI with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account.
  Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing a LOI, which is available from IFDI, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B, Class C or Class E shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in "Account Grouping" below, will be included.
  Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class E shares in any account that you own may be grouped with the current account value of purchased Class E, Class A, Class B and/or Class C shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Social Security or other taxpayer identification number, and b) accounts of immediate family members living (or maintaining a permanent address) in the same household as the owner. For purposes of account grouping, an individual's domestic partner may be treated as his or her spouse.

In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Ivy Money Market Fund are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A or Class E shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares.

If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class E shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. This CDSC may be waived under certain circumstances, as noted in this Prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

For clients of Waddell & Reed and Legend Equities Corporation (Legend), the grouping privileges described above also apply to the corresponding classes of shares of funds in the Waddell & Reed Advisors Family of Funds.

Sales Charge Waivers for Certain Investors

Class E shares may be purchased at NAV by:

  Shareholders investing through certain investment advisors and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees
  The Trustees and officers of Ivy Funds, the Directors and officers of Ivy Funds, Inc. or of any affiliated entity of IICO, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed
  Sales representatives, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated third party broker/dealers with which IFDI has entered into selling agreements

For purposes of determining sales at NAV, an individual's domestic partner may be treated as his or her spouse.

Sales Charge Waivers for Certain Transactions

Class E shares may be purchased at NAV through:

  Exchange of Class E shares of any fund in the Ivy Family of Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and distributions paid on such shares
  One-Time Reinvestment of all or part of the proceeds of redemption of your Class E shares of a Fund in Class E shares of the Fund, if the reinvestment is made within 60 days of the Fund's receipt of your redemption request

Information about the purchase of Fund shares, applicable sales charges and sales charge reductions and waivers is also available, free of charge, at www.ivyfunds.com, including hyperlinks to facilitate access to this information. You will find more information in the Fund's SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge

A CDSC may be assessed against your redemption amount of certain Class E shares and paid to IFDI, as further described below. The purpose of the CDSC is to compensate IFDI for the costs incurred by it in connection with the sale of certain of the Fund's Class E shares.

The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, when requested to redeem a specific dollar amount, a Fund will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

The CDSC for Class E shares that are subject to a CDSC will not apply in the following circumstances:

  redemptions of shares requested within one year of the InvestEd Plan account holder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to IFDI redemptions of shares purchased for InvestEd Plan accounts held by current or retired Trustees or Directors of the Funds, Directors of affiliated companies, current or retired officers of the Funds, employees of IFDI and its affiliates, financial advisors of Waddell & Reed and its affiliates, and by the members of the immediate families of such persons redemptions of shares for the purpose of complying with the excess contribution limitations prescribed by the Program if the excess contributions are rolled over to another InvestEd Plan account for a different Designated Beneficiary redemptions the proceeds of which are reinvested within 60 days in shares of the same class of the Fund as that redeemed redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services redemptions of Fund shares, the proceeds of which are sent directly by the Fund to an insurance company or its agent for investment in any of the Waddell & Reed Advisors Funds, Ivy Family of Funds and/or W&R Target Funds, Inc., as directed by the redeeming shareholder, through a retirement plan product or savings plan product offered by the insurance company the exercise of certain exchange privileges
  redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate NAV of the shares is less than $500, or less than $250 for Ivy Money Market Fund

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which may require certain notice.

Additional Compensation to Intermediaries

Your financial advisor and the financial intermediary with which your advisor is affiliated typically will receive compensation when you buy and/or hold Fund shares. The source of that compensation may include the sales load, if any, that you pay as an investor and/or the 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own. As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO's and IICO's net income, respectively.

The amount and type of compensation that your financial advisor or intermediary receives will vary based upon the share class you buy, the value of those shares and the compensation practices of the intermediary. Compensation to the intermediary generally is based on the value of shares of the Funds owned by the intermediary for its own account or for its clients and may also be based on the gross and/or net sales of the Fund shares attributable to the intermediary. That compensation recognizes the distribution, administrative, promotional and other services provided by the intermediary, and may be required by the intermediary in order for the Ivy Family of Funds to be available for sale by the intermediary. The rate of compensation depends upon various factors, including but not limited to the intermediary's established policies and prevailing practices in different segments of the financial services industry. In addition, an intermediary may maintain omnibus accounts or similar arrangements with a Fund for consolidated holdings of Fund shares by its clients, and may receive payments from IFDI or its affiliates for providing related client-level recordkeeping and other services.

IFDI may also compensate an intermediary and/or financial advisor for IFDI's participation in various activities sponsored and/or arranged by the intermediary, including but not limited to programs that facilitate educating financial advisors and/or their clients about various topics, including the Funds. IFDI may also pay, or reimburse, an intermediary for certain other costs relating to the marketing of the Funds. The rate of compensation depends upon various factors, including but not limited to the nature of the activity and the intermediary's established policies.

Compensation arrangements such as those described above are undertaken to help secure and maintain appropriate availability, visibility and competitiveness for the Funds, such that they may be widely available and have the capacity to grow and potentially gain economies of scale for Fund shareholders. Please consult the SAI for additional information regarding compensation arrangements with intermediaries.

Potential Conflicts of Interest

The Distributor of the Funds, IFDI, is a corporate affiliate of Waddell & Reed. Waddell & Reed offers shares of the Funds through a distribution agreement with IFDI. The following paragraphs disclose certain potential conflicts of interest in connection with the offering of the Funds by Waddell & Reed.

Waddell & Reed financial advisors sell primarily shares of the Funds and the Waddell & Reed Advisors Funds, a separate mutual fund family for which Waddell & Reed serves as principal underwriter and distributor (Fund Families). Either IICO or WRIMCO (Manager) is the investment manager for each fund in the respective Fund Families. The Managers are affiliates of Waddell & Reed.

Waddell & Reed financial advisors are not required to sell only shares of the funds in the Fund Families, have no sales quotas with respect to the Funds and receive the same percentage rate of compensation for all shares of mutual funds they sell, including shares of the funds in the Fund Families. It is possible, however, for Waddell & Reed, and/or its affiliated companies, to receive more total revenue from the sale of shares of the funds in the Fund Families than from the sale of shares of other mutual funds that are not affiliated with Waddell & Reed (Externally Managed Funds). This is because the Managers earn investment advisory fees for providing investment management services to the funds in the Fund Families. These fees are assessed daily against the assets held by the funds in the Fund Families and are paid to the Managers out of fund assets.

Increased sales of shares of the Fund Families generally result in greater revenues, and greater profits, to Waddell & Reed and the Managers, since payments to Waddell & Reed and the Managers increase as more assets are invested in the Fund Families. Waddell & Reed employee compensation (including management and certain sales force leader compensation) and operating goals at all levels are tied to Waddell & Reed's overall profitability. Therefore, Waddell & Reed management, sales leaders and employees generally spend more time and resources promoting the sale of shares of the funds in the Fund Families rather than Externally Managed Funds. This results in more training and product support for Waddell & Reed financial advisors to assist them with sales of shares of the funds in the Fund Families. Ultimately, this will typically influence the financial advisor's decision to recommend the Fund Families even though they may have access to Externally Managed Funds that may have superior performance and/or lower fund expenses than the funds in the Fund Families.

Waddell & Reed also offers financial planning services as a registered investment adviser. Waddell & Reed financial advisors typically encourage new clients to purchase a financial plan for a fee. If the client elects to implement the recommendations produced as part of the financial plan, it is likely that the financial advisor will recommend the purchase of shares of funds in the Fund Families, though the client is not obligated to purchase such shares through Waddell & Reed. For more detailed information on the financial planning services offered by Waddell & Reed financial advisors, including fees and investment alternatives, clients should obtain from their financial advisor or Waddell & Reed, and read, a copy of Waddell & Reed's Form ADV Disclosure Brochure.

Portability

The Funds' shares may be purchased and serviced only through broker-dealers and other financial intermediaries (Financial Intermediaries) that have entered into selling agreements with IFDI. Waddell & Reed, an affiliate of IFDI, is one such Financial Intermediary that is authorized to sell the Funds and service Fund accounts. If you elect to work with a Waddell & Reed financial advisor it is likely that the financial advisor will recommend the purchase of shares of the Funds. If you decide to terminate your relationship with your Waddell & Reed financial advisor or if they decide to transfer their license to another Financial Intermediary, you should consider that you will only be able to transfer your Fund shares to another Financial Intermediary if that Financial Intermediary has a selling agreement with IFDI. Not all Financial Intermediaries have such selling agreements and the selling agreements may typically be terminated without notice to you. If you select a Financial Intermediary that has no selling agreement with IFDI or whose selling agreement is terminated after you transfer your shares, you will either have to hold your shares directly with the Funds or sell your shares and transfer the proceeds to another Financial Intermediary, which may cause you to experience adverse tax consequences.

Account Registration

Pursuant to Arizona requirements, InvestEd Plan accounts generally may only be registered in the name of an individual who is the Account Owner. The Account Owner is the one who has the authority to designate the Designated Beneficiary, make withdrawals, select the Funds in which to invest and otherwise control the account. The Account Owner may be anyone--a parent, grandparent, friend or self. Joint owners, or joint accounts, are not permitted. Although only one person may be listed as the Account Owner, you should designate a successor Account Owner on the InvestEd Plan Account Application in the event of the Account Owner's death.

An account may also be opened by a state or local government or a 501(c)(3) organization as the Account Owner, if the account will be used to fund scholarships for persons whose identity will be determined after the account is opened.

Although these registrations are the only way an account can be set up, anyone may contribute to an InvestEd Plan account once it is established. See the section entitled Additional Investments.

The Account Owner will identify, on the InvestEd Plan Account Application, a Designated Beneficiary. A Designated Beneficiary can be any person interested in pursuing post high school training and educational opportunities at an accredited institution, including the Account Owner.

The Designated Beneficiary can be changed to a family member, as defined by current tax laws, of the original beneficiary.

There is a one-time $10 application fee per InvestEd Plan account, paid by Waddell & Reed at the time of the initial investment and forwarded to the Arizona Commission for Postsecondary Education (Commission), under whose authority the InvestEd Plan is made available, to help defray its administrative costs. Shares of a Fund held in your InvestEd Plan account are held in the name of the Commission, as Trustee of the Program.

InvestEd Plan accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This fee will be waived for Arizona residents.

Pricing of Fund Shares

The price to buy a share of a Fund, called the offering price, is calculated every business day. Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded. As noted in this prospectus, certain Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Fund's shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus the applicable sales charge.

In the calculation of a Fund's NAV:

  The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or are unreliable are valued at their fair value by or at the direction of the Board of Trustees or Board of Directors, as discussed below.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value determination made according to procedures approved by the Board of Trustees or Board of Directors. A Fund may also use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund's NAV is calculated.

A Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some funds, such as Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund, Ivy International Balanced Fund and Ivy International Core Equity Fund, which may invest a significant portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such investments may be valued at their fair values as determined according to the procedures approved by the Fund's Board of Trustees or Board of Directors. Significant events include, but are not limited to, (1) events impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuations. The Funds have retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held in the Funds' portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, the Funds' transfer agent, in accordance with guidelines adopted by each of the Fund's Board of Trustees or Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Boards regularly review, and WRSCO regularly monitors and reports to the Boards, the Service's pricing of the Funds' foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund's NAV will be subject, in part, to the judgment of the Board of Trustees or Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. The use of fair value pricing may also affect all shareholders in that if redemption proceeds or other payments based on the valuation of Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Buying Shares

When you place an order to buy shares for your InvestEd Plan account, your order will be processed at the next NAV calculated after your order, in proper form, is received and accepted. Proper form includes receipt by Waddell & Reed, in the home office, of a completed InvestEd Plan Account Application and additional required documentation, if applicable. Please note that all of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

Shares of a Fund may be purchased for your InvestEd Plan account through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. Your order will receive the offering price next calculated after the order has been received in proper form by Waddell & Reed. Therefore, if your order is received in proper form by Waddell & Reed before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by Waddell & Reed after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day.

Broker-dealers that perform account transactions for their clients by participating in networking through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients for whose account shares of a Fund are purchased if the broker-dealer performs any transaction erroneously or improperly.

When you sign your Account Application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

Waddell & Reed generally will not accept new Account Applications to establish an account with a non-U.S. address (APO/FPO addresses are acceptable) or for a non-resident alien.

To add to your account by mail: Make your check payable to Waddell & Reed, Inc. Mail the check to Waddell & Reed, along with the detachable form that accompanies the confirmation of a prior purchase or your quarterly statement, or a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase. Mail to:

Waddell & Reed, Inc.
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

To add to your account by wire purchase: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

By Automatic Investment Service: You can authorize to have funds electronically drawn each month from your bank account through Electronic Funds Transfer (EFT) and invested as a purchase of shares into your Fund account. Complete the appropriate sections of the Account Application to establish the Automatic Investment Service (AIS).

When you place an order to buy shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

  If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Ivy Family of Funds, the payment may be delayed for up to ten days from the date of purchase to ensure that your previous investment has cleared.

IFDI reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Minimum Investments

To Open an Account	$500 (per Fund)
For certain exchanges	$100 (per Fund)
For accounts opened with AIS	$50 (per Fund)*
For accounts established through payroll deductions	Any amount

To Add to an Account	Any amount
For certain exchanges	$100 (per Fund)
For AIS	$25 (per Fund)

*An account may be opened with no initial investment and AIS set up on the account if the account is pending a Transfer of Assets from another investment company/retirement account custodian.

Additional Investments

Subject to the minimums disclosed for the Automatic Investment Service above, you, or anyone, can make additional investments of any amount at any time; however, with respect to Class E shares, all or a portion of the amount invested will not be accepted to the extent that such contributions would cause the total maximum account value or balance for a Designated Beneficiary for all InvestEd Plans to exceed limits imposed by the InvestEd Plan. For the 2006-2007 academic year, the maximum account balance at the time of a contribution is, in the aggregate per beneficiary, $304,000, as determined by the Arizona Commission for Postsecondary Education. Maximum account balance amounts will be adjusted each year based upon a formula developed by The College Board that estimates the average cost of attending a private 4-year college. Under current law, any excess contribution with respect to a Designated Beneficiary must be promptly withdrawn as a non-qualified withdrawal or rolled over into an account for a different Designated Beneficiary.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a Fund) is the NAV per share of that Fund class, subject to any applicable CDSC and/or redemption fee.

Selling your InvestEd Plan Class E shares

Only the Account Owner may request withdrawals from an InvestEd Plan account, which will be accomplished by selling (redeeming), at any time, some or all of the account's shares, subject to a penalty if applicable.

When you place an order for a withdrawal from your InvestEd Plan account, that order will be treated as an order to sell shares, and the shares will be sold at the next NAV calculated, subject to any applicable CDSC and/or redemption fee, after your order, in proper form, is received and accepted. Proper form includes receipt by your financial advisor or IFDI of a completed InvestEd Plan Withdrawal Form. Withdrawals will be classified as either Qualified or Non-Qualified for Federal, state and local income tax purposes.

Generally. each withdrawal from an InvestEd Plan account comprises two pro rata components: (1) a return of principal and (2) earnings. The return of principal portion of any withdrawal, whether Qualified or Non-Qualified, is not taxable. As explained in more detail below, the earnings portion of a withdrawal may be subject to taxation, and possibly penalties, depending on whether a withdrawal is Qualified or Non-Qualified. The Account Owner is responsible for determining whether a withdrawal is Qualified or Non-Qualified and whether a penalty applies.

Qualified Withdrawals. A Qualified withdrawal is a withdrawal used for Qualified Higher Education Expenses, which may include tuition, fees, books, supplies and equipment required for the enrollment or attendance of a Designated Beneficiary at an eligible educational institution and/or qualified room and board expenses for students who attend an eligible educational institution at least half-time.

Non-Qualified Withdrawals. A Non-Qualified withdrawal is a withdrawal that is not used for Qualified Higher Education Expenses, as defined above. Non-Qualified withdrawals are generally subject to income taxes and penalties, if applicable, on the earnings portion of the withdrawal, as described below. Penalty-free withdrawals may be made in the event the Designated Beneficiary receives a scholarship (not to exceed the amount of the scholarship award), dies or becomes permanently disabled, although the earnings portion of the withdrawal will be subject to tax.

If you choose to withdraw the money you have accumulated in your InvestEd Plan account for non-qualified expenses, taxes and penalties will apply. The earnings portion of the Non-Qualified withdrawal generally will be subject to income tax at the tax rate of the person for whose benefit the withdrawal is made. In addition, the earnings portion of any Non-Qualified withdrawals will also be subject to a Federal tax penalty in the form of an additional 10% tax on the earnings portion of the non-qualified withdrawal.

At the request of the Account Owner, the withdrawal proceeds may be made payable to an eligible educational institution on behalf of the Designated Beneficiary.

Currently, when shares are redeemed in a Qualified withdrawal, the withdrawals are Federal income tax-free (such withdrawals may still be subject to state and/or local taxes). Please consult your tax advisor regarding the current tax consequences of withdrawals from your InvestEd Plan account. The Account Owner or the Beneficiary is responsible for retaining the appropriate documentation for the tax treatment of Qualified Withdrawals. The Account Owner or the Beneficiary is responsible for determining whether a withdrawal is Non-Qualified, making the appropriate filings with the IRS and paying the 10% federal tax penalty on earnings.

When you make a withdrawal from your InvestEd Plan account by placing an order to sell shares, your shares will be sold at the NAV next calculated, subject to any applicable CDSC and/or redemption fee, after receipt of a request for redemption in good order by Ivy Client Services (on behalf of Waddell & Reed Services Company) or other authorized Fund agent. Note the following:

  If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.
  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).
  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Trustees or Board of Directors determines that conditions exist making cash payments undesirable. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.
  If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order in proper form. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC and/or redemption fee, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day on which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.
  Dealers that perform account transactions for their clients through the National Securities Clearing Corporation (NSCC) are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

You may reinvest, without a sales charge, all or part of the amount of Class E shares you redeemed by sending to the applicable Fund the amount you want to reinvest for your InvestEd Plan account. The reinvested amounts must be received by the Fund within 60 days after the date of your redemption. You may do this only once with respect to shares of a Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders

The CDSC, if applicable, will not apply to the proceeds of Class E shares of a Fund which are redeemed and then reinvested in Class E shares of the same Fund within 60 days after such redemption. IFDI will, with your reinvestment, restore an amount equal to the CDSC attributable to the amount reinvested by adding the CDSC amount to your reinvestment. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once with respect to Class E shares of a Fund. The reinvestment must be made into the same fund, account, and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Telephone Transactions

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. WRSCO, the Funds' transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If WRSCO fails to do so, WRSCO may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

If you are investing through certain third-party broker dealers, contact your plan administrator or other recordkeeper for information about your account.

If you have established an account that is maintained on our shareholder servicing system, we provide a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800.777.6472, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. The Client Services Representative can help you:

  obtain information about your accounts
  obtain price information about other funds in the Ivy Family of Funds obtain a Fund's current prospectus, SAI, annual report or other information about each Fund request duplicate statements
  transact certain account activity, including exchange privileges and redemption of shares

At almost any time of the day or night, you may access your account information from a touch-tone phone through our automated customer telephone service, provided your account is maintained on our shareholder servicing system; otherwise, you should contact the introducing broker.

Internet Service

Our web site, www.ivyfunds.com, is also available. If you do not have an account established that is maintained on our shareholder servicing system, you may use the web site to obtain information about the Funds in the Ivy Family of Funds, including accessing a Fund's current prospectus, SAI, annual report or other information. If you have an account set up that is maintained on our shareholder servicing system, you may also use the web site to obtain information about your account, and to transact certain account activity, including exchange privileges and redemption of shares, if you have established Express Transactions for your account.

Reports

Statements and reports sent to you include the following:

  confirmation statements (after every purchase (other than those purchases made through Automatic Investment Service), after every exchange and after every transfer or redemption)
  quarter-to-date statements (quarterly)
  year-to-date statements (after the end of the fourth calendar quarter)
  annual and semiannual reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of a Fund's most recent prospectus and annual and semiannual reports to shareholders may be mailed to shareholders having the same last name and address in the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client Services if you need additional copies of the documents. You may also visit www.ivyfunds.com to view and/or download these documents, as well as other information about each Fund.

You may now elect to receive your quarterly statements and/or prospectus and shareholder reports electronically. In order to do so, go to the "Access Your Account" feature available via www.ivyfunds.com.

Exchange Privileges

Except as otherwise noted, you may sell (redeem) your Class E shares and buy Class E shares of another Fund in the Ivy Family of Funds without the payment of an additional sales charge. For Class E shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. However, exchanges of Class E shares from Ivy Money Market Fund are subject to any sales charge applicable to the Fund being exchanged into, unless the Ivy Money Market Fund shares were previously acquired by an exchange from Class E shares of another Fund in the Ivy Family of Funds for which a sales charge was paid (or represent reinvestment of dividends and distributions paid on such shares).

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of Funds may only be sold within the United States, the Commonwealth of Puerto Rico and the U.S. Virgin Islands. Before exchanging into a Fund, read its prospectus.

How to Exchange

Please note the InvestEd Plan accounts may have special restrictions on exchanges.

If you are investing through certain third-party broker dealers, contact your plan administrator or other recordkeeper for information about how to exchange.

If you have an account set up that is maintained on our shareholder servicing system, the following applies:

By mail: Send your written exchange request to Ivy Client Services at the address listed under "Selling Shares."

By telephone: Call IFDI at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IFDI employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IFDI may be liable for any losses due to unauthorized or fraudulent telephone instructions.

By internet: You will be allowed to exchange by internet if (1) you have established the internet trading option; and (2) you can provide proper identification information.

Market Timing Policy

The Class E shares of the Funds are intended for long-term investment purposes to save for post-secondary education. Because Class E shares are an investment vehicle for your InvestEd Plan, investor-initiated exchanges among the Funds are limited by the terms of your InvestEd Plan. In addition, tax regulations impose penalties on redemptions of Class E shares that are Non-Qualified Withdrawals. As a result, it is unlikely that investments in Class E shares would be used to engage in market-timing activity. While IFDI and WRSCO recognize that investments in Class E shares do not likely present the same opportunity for market-timing activity that may be present for other funds, WRSCO monitors for such activity, as described below. As well, the Funds will take steps to seek to deter frequent purchases and redemptions in other classes of Fund shares (market timing activities). Market timing activities in any class of shares of the Funds, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting each Fund's shareholders.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund, such as Ivy Asset Strategy Fund, Ivy Cundill Global Value Fund, Ivy International Balanced Fund and Ivy International Core Equity Fund, invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in high-yield fixed income securities, such as Ivy High Income Fund or in a Fund that invests a significant portion of its assets in small cap companies, such as Ivy Small Cap Growth Fund.

To discourage market timing activities by investors, the Funds' Board of Directors/Board of Trustees has adopted a market timing policy and has approved the procedures of the Funds' transfer agent, WRSCO, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WRSCO typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Fund shares.

As an additional step, WRSCO reviews Fund redemption activity in relation to average assets and purchases within the period. If WRSCO identifies what it believes to be market timing activities in an account held directly on the Funds' records that has not previously exceeded WRSCO's thresholds, WRSCO will suspend exchange privileges by refusing to accept additional purchases in the account for a pre-determined period of time. If an account exceeds WRSCO's thresholds a second time within a twelve (12) month period, exchange privileges will be suspended indefinitely for all accounts owned by that shareholder whose account exceeded the pre-determined thresholds. For trading in omnibus accounts, WRSCO will, if possible, place a trading block at a tax ID number level or, if that cannot be accomplished, will contact the associated intermediary and request that the broker-dealer implement trading restrictions. In exercising any of the foregoing rights, WRSCO will consider the trading history of accounts under common ownership or control within any of the Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a single investor and may be rejected in whole or in part. Transactions placed in violation of a Fund's market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

In addition, IFDI and/or its affiliate, Waddell & Reed, Inc. (collectively, "W&R"), have entered into agreements with third-party financial intermediaries that purchase and hold Fund shares on behalf of shareholders through omnibus accounts. In general, these agreements obligate the financial intermediary: (1) upon request by W&R, to provide information regarding the shareholders for whom the intermediary holds shares and these shareholders' Fund share transactions; and (2) to restrict or prohibit further purchases of Fund shares through the financial intermediary's account by any shareholder identified by W&R as having engaged in Fund share transactions that violate a Fund's market timing policy. W&R's procedures seek to monitor transactions in omnibus accounts so that W&R may make such further inquiries and take such other actions as it deems appropriate or necessary to enforce the Funds' market timing policy with respect to shareholders trading through omnibus accounts held by third-party intermediaries.

A Fund seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Funds, IFDI and WRSCO make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Funds, IFDI or WRSCO may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries (including prohibiting further transactions by such accounts), may require the intermediaries to provide certain information to the Funds regarding shareholders who hold shares through such accounts or may close the omnibus account.

The Funds' ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon systems capabilities, applicable contractual restrictions, and cooperation of those intermediaries. There can be no assurance that the Funds will be able to identify or eliminate all market timing activities, and the Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Fund's and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Funds' market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WRSCO and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Fund's market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder's ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Redemption Fee/Exchange Fee

To further discourage the use of the Funds as a vehicle for excessive short-term trading, each of the international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your Class E shares of that Fund after holding the shares fewer than 30 days. Each of the non-international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than five days. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

A Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (v) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

Additionally, a Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of less than $5,000 (that correspondingly would result in an assessment of a redemption fee less than $100.00).

In addition to these waivers, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of excessive short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Automatic Transactions

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Regular Investment Plans

Automatic Investment Service
To move money from your bank account to an existing Fund account
Minimum Amount	Frequency
$25 (per Fund)	Monthly

Funds Plus Service
To move money from Ivy Money Market Fund to a Fund whether in the same or a different class
Minimum Amount	Frequency
$100 (per Fund)	Monthly

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year. Usually, a Fund distributes net investment income at the following times:

Annually in December: Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund

Quarterly in March, June, September and December: Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Dividend Income Fund, Ivy International Balanced Fund and Ivy Real Estate Securities Fund

Declared daily and paid monthly: Ivy Bond Fund, Ivy High Income Fund, Ivy Money Market Fund and Ivy Mortgage Securities Fund.

Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions in respect of Class E shares are automatically paid in additional shares.

Taxes

Class E shares

In general, your investment in Class E shares of a Fund is part of the Program. The Program has received a ruling from the Internal Revenue Service stating that, in general, the Program qualifies under Section 529 of the Code so that earnings on Program investments are not subject to Federal income tax (with respect to either a contributor to the Program or a Designated Beneficiary) until the earnings are withdrawn. Withdrawals of earnings that are used to pay the "qualified higher education expenses" of your Designated Beneficiary are tax-free for Federal income tax purposes. State and local taxes may still apply.

Withdrawals of earnings that are not used for the Designated Beneficiary's qualified higher education expenses generally are subject not only to Federal income tax but also to a Federal penalty in the form of an additional 10% tax on the earnings portion of any non-qualified withdrawal (unless such amounts are transferred within sixty (60) days to another qualified tuition program for the same Designated Beneficiary as under the Program). Withdrawals attributable to contributions to the Program (including the portion of any rollover from another state's qualified tuition plan that is attributable to contributions to that plan) are not subject to tax.

In general, Qualified Higher Education Expenses include the costs of tuition, fees, books, supplies and equipment for the Designated Beneficiary's attendance at an "eligible educational institution" as well as qualified room and board if the Designated Beneficiary attends such institution at least half-time. The terms "qualified higher education expenses," "Designated Beneficiary," and "eligible educational institution" are as defined in the Code and as described in the Program Overview.

The foregoing is only a brief summary of some of the important Federal income tax considerations relating to investments in the Fund under the Program; you will find more information in the SAI and the Program Overview. You are urged to consult your own tax advisor for information about the state and local tax consequences of, and the impact of your personal financial situation on, an investment in your InvestEd Plan. In addition, please note that if you are a resident of a state other than Arizona, there may be state tax benefits available to you from an investment in a 529 Plan offered by your state.

IVY FUNDS

Custodian	Distributor
UMB Bank, n.a.	Ivy Funds Distributor, Inc.
928 Grand Boulevard	6300 Lamar Avenue
Kansas City, Missouri 64106	P. O. Box 29217
Shawnee Mission, Kansas
Legal Counsel	66201-9217
Bell, Boyd & Lloyd LLP	913.236.2000
Three First National Plaza	800.777.6472
70 West Madison Street
Suite 3100
Chicago, Illinois 60602-4207

Independent Registered
Public Accounting Firm	Transfer Agent
Deloitte & Touche LLP	Waddell & Reed
1100 Walnut, Suite 3300	Services Company
Kansas City, Missouri 64106	6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
Investment Manager	66201-9217
Ivy Investment	913.236.2000
Management Company	800.777.6472
6300 Lamar Avenue
P. O. Box 29217	Accounting Services Agent
Shawnee Mission, Kansas	Waddell & Reed
66201-9217	Services Company
913.236.2000	6300 Lamar Avenue
800.777.6472	P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913.236.2000
800.777.6472

IVY FUNDS

You can get more information about each Fund in the--

  Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI or copies of the most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com and are available at www.ivyfunds.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 800.SEC.0330.

IVY FUNDS DISTRIBUTOR, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
800.777.6472

WRP3310 (07/07)

Ivy Funds, Inc. 811-06569
Ivy Funds: 811-01028

IVY FUNDS CLASS R SHARES

Ivy Global Natural Resources Fund

Ivy Large Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Real Estate Securities Fund

Ivy Science and Technology Fund

Ivy Small Cap Growth Fund

The Securities and Exchange Commission has not approved or disapproved the Funds' securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Prospectus

July 31, 2007

Contents

         Ivy Global Natural Resources Fund

         Ivy Large Cap Growth Fund

         Ivy Mid Cap Growth Fund

         Ivy Real Estate Securities Fund

         Ivy Science and Technology Fund

         Ivy Small Cap Growth Fund

         Additional Information about Principal Investment

                   Strategies, Other Investments and Risks

         The Management of the Funds

                  Investment Advisor

                  Management Fee

                  Portfolio Management

         Your Account

                  Pricing of Fund Shares

                  Buying Shares

                  Selling Shares

                  Exchange Privileges

                  Distributions and Taxes

         Financial Highlights

Ivy Global Natural Resources Fund

An Overview of the Fund

Objective

To provide long-term growth. Any income realized will be incidental.

Principal Strategies

Ivy Global Natural Resources Fund invests, under normal market conditions, at least 80% of its net assets in equity securities of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

  energy (such as utilities, producers/developers, refiners, service/drilling)
  alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells)
  industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery)
  forest products (such as lumber, plywood, pulp, paper, newsprint, tissue)
  base metals (such as aluminum, copper, nickel, zinc, iron ore and steel)
  precious metals and minerals (such as gold, silver, platinum, diamonds)
  agricultural products (grains and other foods, seeds, fertilizers, water)

The Fund's investment subadvisor, Mackenzie, uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. Mackenzie targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low cost, low debt producers and positions that are based on anticipated commodity price trends. The Fund seeks to be diversified internationally and therefore Mackenzie invests in foreign companies and domestic companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Fund's assets in North America, international exposure may exceed 50% of the Fund's assets. Exposure to companies in individual foreign countries other than Canada is typically less than 20% of the Fund's assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining to sell a security, Mackenzie considers various factors including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth as well as the effect of commodity price trends on certain holdings. Mackenzie may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Global Natural Resources Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies since the Fund can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios the mix of securities in the Fund's holdings, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived derivatives are subject to counterparty risk
  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds the level of cash reserves may rise in the event acceptable investment opportunities cannot be found
  Mackenzie's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold or silver, exposes the Fund to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings.

Investing in foreign securities presents additional risks, such as foreign currency fluctuations and political or economic conditions affecting foreign countries. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Global Natural Resources Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Global Natural Resources Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual total returns for the period shown compare with those of a broad measure of market performance and a peer group average.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31

2006	25.45%

In the period shown in the chart, the highest quarterly return was 15.55% (the first quarter of 2006) and the lowest quarterly return was -4.80% (the third quarter of 2006). The Class R return for the year through June 30, 2007 was 21.81%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class R shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		Life
	1 Year	of Class
	--------	----------
Class R (began on 12-29-2005)
Before Taxes	25.45%	25.01%
After Taxes on Distributions	23.06%	22.64%
After Taxes on Distributions
and Sale of Fund Shares	18.98%	21.48%
Indexes
Morgan Stanley Capital International
Commodity-Related Index[1]	21.48%	21.48%[2]
Lipper Natural Resources Funds
Universe Average[3]	15.22%	15.22%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on December 31, 2005.

3Net of fees and expenses.

Fees and Expenses

Ivy Global Natural Resources Fund

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.81%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.58%

1Shares redeemed or exchanged within fewer than 30 days of purchase are assessed a 2.00% redemption fee/exchange fee.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$161	$499	$860	$1,878

Ivy Large Cap Growth Fund

An Overview of the Fund

Objective

To provide appreciation of your investment.

Principal Strategies

Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks issued by growth-oriented, large to medium sized U.S. and, to a lesser extent, foreign companies that IICO, the Fund's investment manager, believes have appreciation possibilities. Under normal market conditions, the Fund invests at least 80% of its net assets in large cap growth securities. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy and large cap companies are typically companies with capitalizations of at least $8 billion.

IICO primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks companies that have dominant market positions and established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to increased revenue and earnings growth. It attempts to focus on companies with sustainable competitive advantages in their industries as well as the following factors:

  the company's market position, product line, technological position and prospects for sustainability and/or increased earnings the quality of management
  the short-term and long-term outlook for the industry
  changes in economic and political conditions

IICO may also analyze the demands of investors for the security relative to its price. IICO may select a security when it anticipates a development that might have an effect on the value of the security.

In general, IICO may sell a security when, in IICO's opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. IICO may also sell a security if it determines that the security no longer presents sufficient appreciation potential. This may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. IICO may also sell a security to reduce the Fund's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Large Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing a majority of the Fund's holdings in a single asset class such as large cap equities may cause more volatility than a fund invested with greater diversification.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Large Cap Growth Fund may be appropriate for investors seeking long-term investment growth. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Large Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2006	3.03%

In the period shown in the chart, the highest quarterly return was 4.43% (the fourth quarter of 2006) and the lowest quarterly return was -2.73% (the third quarter of 2006). The Class R return for the year through June 30, 2007 was 7.70%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class R shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class R shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		Life
	1 Year	of Class
	-------	----------
Class R (began on 12-29-2005)
Before Taxes	3.03%	2.56%
After Taxes on Distributions	3.03%	2.56%
After Taxes on Distributions
and Sale of Fund Shares	1.97%	2.17%
Indexes
Russell 1000 Growth Index[1]	9.09%	9.09%[2]
Lipper Large-Cap Growth Funds
Universe Average[3]	5.60%	5.60%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on December 31, 2005.

3Net of fees and expenses.

Fees and Expenses

Ivy Large Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.51%

1Shares redeemed or exchanged within fewer than five days of purchase are assessed a 2.00% redemption fee/exchange fee.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$154	$477	$824	$1,802

Ivy Mid Cap Growth Fund

An Overview of the Fund

Objective

To provide growth of your investment.

Principal Strategies

Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of domestic and, to a lesser extent, foreign mid cap companies that IICO, the Fund's investment manager, believes offer above-average growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of mid cap companies, which are typically companies with market capitalizations that range between $1 billion and $18 billion.

In selecting companies, IICO emphasizes a bottom-up approach and may look at a number of factors in its consideration of a security, such as:

  new or innovative products or services
  adaptive or creative management
  strong financial and operational capabilities to sustain growth stable and consistent revenue, earnings, cash flow
  market potential
  profit potential

Generally, in determining whether to sell a security, IICO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. IICO may also sell a security reduce the Fund's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Mid Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected potentially greater price volatility of the equity securities of small to mid cap companies held by the Fund the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing a majority of the Fund's holdings in a single asset class such as mid cap securities may cause the Fund to experience more volatility than a fund invested with greater diversification.

Market risk for small to medium sized companies may be greater than that for large companies. Medium sized companies may have limited financial resources and less experienced management compared to large companies. Stocks of medium sized companies may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Mid Cap Growth Fund may be appropriate for investors who are willing to accept greater risks than are present with many other mutual funds. The Fund is not intended for investors who desire assured income and conservation of capital. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Mid Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31

2006	8.21%

In the period shown in the chart, the highest quarterly return was 7.52% (the first quarter of 2006) and the lowest quarterly return was -4.85% (the second quarter of 2006). The Class R return for the year through June 30, 2007 was 10.59%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns, for Class R shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class R shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		Life
	1 Year	of Class
	--------	----------
Class R (began on 12-29-2005)
Before Taxes	8.21%	7.52%
After Taxes on Distributions	8.21%	7.52%
After Taxes on Distributions
and Sale of Fund Shares	5.33%	6.39%
Indexes
Russell Mid-Cap Growth Index[1]	10.67%	10.67%[2]
Lipper Mid-Cap Growth Funds
Universe Average[3]	8.54%	8.54%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on December 31, 2005.

3Net of fees and expenses.

Fees and Expenses

Ivy Mid Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.71%

1Shares redeemed or exchanged within fewer than five days of purchase are assessed a 2.00% redemption fee/exchange fee.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$174	$539	$928	$2,019

Ivy Real Estate Securities Fund

An Overview of the Fund

Objective

To provide total return through a combination of capital appreciation and current income.

Principal Strategies

Ivy Real Estate Securities Fund invests, under normal market conditions, at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in domestic and, to a lesser extent, foreign real estate securities and real estate-related securities. "Real estate securities" include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations.

Most of the Fund's real estate securities portfolio will consist of securities issued by real estate investment trusts (REITs) and real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. A REOC is a corporation that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, but may also engage in related or unrelated businesses.

The Fund focuses on growth-oriented companies with value characteristics. The Fund's investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), utilizes a bottom-up fundamental stock-picking approach in selecting securities for investment by the Fund, which includes consideration of factors such as an issuer's financial condition, financial performance, quality of management, policies and strategies, real estate properties, and competitive market condition. The Fund then invests in those issuers that Advantus Capital determines have potential for long-term sustainable growth in earnings or those trading at discounts to the underlying value of assets owned.

Advantus Capital considers various indicators in determining to sell a security, including the following:

  target valuation is reached and operating performance is not sustainable company fundamentals have deteriorated or do not meet expectations economics, financial market or sector of the real estate industry has weakened

Advantus Capital may also sell a security to reduce the Fund's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Real Estate Securities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the value of the Fund's investments or their cashflow may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing or other events affecting the value of real estate, buildings or other real estate fixtures the value of the Fund's securities issued by real estate-related companies (as discussed in "Additional Information about Principal Investment Strategies, Other Investments and Risks" below) may be adversely affected by changes in the value of the underlying property or the property's cashflow the value of the Fund's securities issued by REITs may be affected if one or more of those REITs were to lose their favorable tax status the value of the Fund's securities owned by REOCs may be affected by income streams derived from businesses other than real estate ownership the value of the Fund's securities may be adversely affected due to the lesser availability of credit for real estate or other disruptions in the capital markets for real estate the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  Advantus Capital's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in the real estate and real estate related industries, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Real Estate Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Real Estate Securities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual total returns compare with those of broad measures of market performance and a peer group average.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31

2006	29.71%

In the period shown in the chart, the highest quarterly return was 12.87% (the third quarter of 2006) and the lowest quarterly return was -0.89% (the second quarter of 2006). The Class R return for the year through June 30, 2006 was -6.80%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns, for Class R shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class R shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		Life
	1 Year	of Class
	--------	----------------
Class R (began on 12-29-2005)
Before Taxes	29.71%	29.22%
After Taxes on Distributions	28.55%	28.06%
After Taxes on Distributions
and Sale of Fund Shares	20.46%	24.89%
Indexes
Dow Jones Wilshire Real Estate
Securities Index[1]	35.67%	35.67%[2]
Lipper Real Estate Funds
Universe Average[3]	34.08%	34.08%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on December 31, 2005.

3Net of fees and expenses.

Fees and Expenses

Ivy Real Estate Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.68%

1Shares redeemed or exchanged within fewer than five days of purchase are assessed a 2.00% redemption fee/exchange fee.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$171	$530	$913	$1,987

Ivy Science and Technology Fund

An Overview of the Fund

Objective

To provide long-term capital growth.

Principal Strategies

Ivy Science and Technology Fund seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of IICO, the Fund's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Fund may invest in companies of any size, and may invest without limitation in foreign securities.

IICO typically emphasizes growth potential in selecting stocks; that is, IICO seeks companies in which earnings are likely to grow faster than the economy. IICO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Fund's portfolio. These include the company's:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. IICO may also sell a security to reduce the Fund's position, take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Science and Technology Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Fund invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in science and technology companies, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.

Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile that would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Science and Technology Fund may be appropriate for investors who seek long-term capital growth by investing in a Fund that concentrates in securities of science and technology companies. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Science and Technology Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of YEAR-BY-YEAR Returns
as of December 31

2006	7.30%

In the period shown in the chart, the highest quarterly return was 5.70% (the first quarter of 2006) and the lowest quarterly return was -5.21% (the second quarter of 2006). The Class R return for the year through June 30, 2007 was 12.73%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns, for Class R shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class R shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		Life
	1 Year	of Class
	--------	----------
Class R (began on 12-29-2005)
Before Taxes	7.30%	6.60%
After Taxes on Distributions	7.27%	6.57%
After Taxes on Distributions
and Sale of Fund Shares	4.81%	5.62%
Indexes
Goldman Sachs Technology
Industry Composite Index[1]	8.99%	8.99%[2]
Lipper Science & Technology
Funds Universe Average[3]	7.21%	7.21%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on December 31, 2005.

3Net of fees and expenses.

Fees and Expenses

Ivy Science and Technology Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.66%

1Shares redeemed or exchanged within fewer than five days of purchase are assessed a 2.00% redemption fee/exchange fee.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$169	$523	$902	$1,965

Ivy Small Cap Growth Fund

An Overview of the Fund

Objective

To provide growth of capital.

Principal Strategies

Ivy Small Cap Growth Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies are typically companies with market capitalizations below $3.5 billion. The Fund emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, IICO, the Fund's investment manager, utilizes a bottom-up stock picking process focusing on companies it believes have long-term growth potential coupled with superior financial characteristics. IICO may look at a number of factors regarding a company, such as:

  aggressive or creative, yet strong, management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales
  security size and liquidity

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. IICO may also sell a security to reduce the Fund's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Small Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected equity securities of small capitalization companies may be subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Due to the nature of the Fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Fund's holdings in a single asset class such as small cap securities may cause the Fund to experience more volatility than a fund with greater diversification.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Small Cap Growth Fund may be appropriate for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire assured income and conservation of capital. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Small Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31

2006	6.17%

In the period shown in the chart, the highest quarterly return was 9.28% (the fourth quarter of 2006) and the lowest quarterly return was -5.99% (the second quarter of 2006). The Class R return for the year through June 30, 2007 was 9.61%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns, for Class R shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class R shares. After-tax returns for other Classes may vary.

Average Annual Total Returns

as of December 31, 2006

		Life
	1 Year	of Class
	--------	----------
Class R (began on 12-29-05)
Before Taxes	6.17%	5.45%
After Taxes on Distributions	4.04%	3.34%
After Taxes on Distributions
and Sale of Fund Shares	7.62% [1]	5.39%
Indexes
Russell 2000 Growth Index[2]	13.34%	13.34%[3]
Lipper Small-Cap Growth Funds
Universe Average[4]	10.31%	10.31%[3]

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on December 31, 2005.

4Net of fees and expenses.

Fees and Expenses

Ivy Small Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.63%

1Shares redeemed or exchanged within fewer than five days of purchase are assessed a 2.00% redemption fee/exchange fee.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$166	$514	$887	$1,933

Additional Information About Principal Investment Strategies, Other Investments and Risks

Ivy Global Natural Resources Fund: The Fund seeks to achieve its objective of long-term growth by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Fund will achieve its objective.

Mackenzie systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. Mackenzie attempts to minimize risk through diversifying the Fund's portfolio by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce fund volatility. Mackenzie searches for well-managed companies with strong balance sheets and the technological capability and expertise to grow independently of commodity prices. In addition, Mackenzie seeks to anchor the Fund's holdings with established larger companies that have historically strong producing assets and attractive long-term reinvestment opportunities. From a macro perspective, Mackenzie monitors demand expectations for various commodities and utilizes this information to adjust the level of sector exposure and individual security holdings in the Fund.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements). The Fund may use derivative instruments to hedge some or all of its foreign currency exposure resulting from its strategy of international diversification. In determining to what extent the currency exposure is hedged, Mackenzie considers the total exposure of the Fund to a specific currency and its perceived potential risks of individual currencies.

The Fund may also invest in precious metals and other physical commodities.

The Fund may from time to time take a temporary defensive position, and invest without limitation in U.S. government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Global Natural Resources Fund is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Markets Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Large Cap Growth Fund: The Fund seeks to achieve its objective of appreciation of your investment through a diversified holding of securities, primarily those issued by large cap (at least $8 billion capitalization), higher-quality U.S. and, to a lesser extent, foreign companies that IICO believes have both appreciation possibilities and sustainable competitive advantages, and that IICO believes are of higher quality. There is no guarantee, however, that the Fund will achieve its objective.

In selecting securities for the Fund, IICO looks for companies which serve large markets with a demonstrated ability to sustain unit growth and high profitability, often driven by brand loyalty, cost structure, scale, or distribution advantages. IICO's process to select stocks is primarily a blend of quantitative and fundamental research. From a quantitative standpoint, IICO concentrates on profitability, capital industry, cash flow and calculation measures, as well as earnings growth rates. IICO's fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which enables a company to generate superior levels of profitability and growth for an extended period of time. Additional focus is given to those companies that appear to be well positioned to benefit from secular trends embedded in the marketplace (e.g., demographics, deregulation, capital spending trends, etc.).

The Fund invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

At times, as a temporary defensive measure, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund may also use options and futures contracts for temporary defensive purposes. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Large Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Mid Cap Growth Fund: The Fund seeks to achieve its objective of growth of your investment by investing primarily in a diversified portfolio of domestic and, to a lesser extent, foreign mid cap companies that IICO believes offer above-average growth potential. Mid cap companies are typically companies with market capitalizations that range between $1 billion and $18 billion. For this purpose, IICO considers a company's capitalization at the time the Fund acquires the company's securities. Companies whose capitalization falls outside the mid cap range after purchase continue to be considered mid cap companies for purpose of the Fund's investment policy. There is no guarantee, however, that the Fund will achieve its objective.

As noted, IICO utilizes a bottom-up approach in its selection of securities for the Fund, and focuses on companies with strong growth models, profitability and sound capital structures. Other characteristics include the active involvement of the founder or entrepreneur, management that is strong and demonstrates commitment to stakeholders, strong financial model and leading market position.

In addition to common stocks, the Fund may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade, that is, rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by IICO to be of equivalent quality. The Fund may also use options and futures contracts for both temporary defensive purposes and to enhance performance. The Fund may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper, cash and cash equivalents, and short-term securities issued by the U.S. government or its agencies or instrumentalities), preferred stocks or both. As well, the Fund may choose to invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Mid Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Real Estate Securities Fund: The Fund seeks to achieve its objective of total return through a combination of capital appreciation and current income by investing primarily in real estate securities and real estate-related securities. The Fund does not invest directly in real estate. There is no guarantee, however, that the Fund will achieve its objective.

"Real estate securities" include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include REITs, REOCs, real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly traded limited partnerships.

"Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, brokers, financial institutions that issue or service mortgages and resort companies.

In its analysis of issuers, Advantus Capital, the Fund's investment subadvisor, has built a network of industry contacts through which it is able to enhance its knowledge of a company's underlying assets. Advantus Capital utilizes this knowledge and its diligent focus on company fundamentals in selecting securities for the Fund. Advantus Capital believes that the core operating performance of an issuer is a key determinant in its stock performance.

Most of the Fund's real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in fee ownership and leasehold ownership of land and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. The Fund mostly invests in shares of equity REITs but also invests lesser portions of its assets in shares of mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986, as amended (Code), may deduct dividends paid to shareholders, effectively eliminating any entity-level federal income tax. As a result, REITs distribute a larger portion of their earnings to investors than other corporate entities subject to federal income tax. A REOC is typically structured as a "C" corporation under the Code and does not have the favorable tax treatment that is accorded a REIT.

The Fund may invest up to 10% of its total assets in foreign securities and may invest up to 20% of its assets in securities issued by companies outside of the real estate industry. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

An investment in the Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers. As well, the value of the Fund's investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Real Estate Securities Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  REIT-Related Risk
  REOC-Related Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Science and Technology Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in IICO's opinion, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business, itself, is not within the science and technology industries. There is no guarantee, however, that the Fund will achieve its objective.

In its selection of securities for investment by the Fund, IICO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify the best holdings for the Fund.

The Fund may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Fund primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Fund may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. The Fund may also invest in options and futures contracts for hedging purposes. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Science and Technology Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Growth Fund: The Fund seeks to achieve its objective of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother, more consistent pattern of portfolio returns over the long term. There is no guarantee, however, that the Fund will achieve its objective.

IICO focuses on long-term growth and superior financial characteristics in its search for companies, thereby focusing on higher quality companies. IICO seeks companies with defensible market positions that are strong niche players that feature the involvement of the founder and demonstrate a strong commitment to shareholders. IICO believes that such companies generally have a replicable business model that allows for sustained growth. The focus on holding an investment is intermediate to long-term. IICO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company's ability to grow and gain market shares and/or the company's founder departs.

Small cap companies are typically companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Fund has purchased their securities. These companies continue to be considered small cap for purposes of the Fund's minimum 80% allocation to small cap companies. From time to time, the Fund will also invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above) that, in IICO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

In addition to common stocks, the Fund may also invest in securities convertible into common stocks, preferred stocks and debt securities that are mostly of investment grade. The Fund may invest up to 20% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper, short-term U.S. government securities, and/or preferred stocks. The Fund may also invest in more established companies, such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Fund's position size in any particular security. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Small Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

All Funds

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of IICO or a subadvisor in selecting investments.

Each Fund may also invest in and use certain other types of instruments in seeking to achieve its objectives. For example, each Fund is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Fund's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant.

Each Fund may actively trade securities in seeking to achieve its objectives. Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Fund's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by the Fund, which would increase your taxable income.

Each Fund generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, IICO or a subadvisor may invest a portion of the Fund's assets in cash or cash equivalents if IICO or the subadvisor is unable to identify and acquire sufficient securities that meet IICO's or a subadvisor's selection criteria for implementing the Fund's investment objectives, strategies and policies.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its SAI.

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Ivy Funds' website at www.ivyfunds.com

Defining Risks

  Commodities Risk -- Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. A Fund may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

  Company Risk -- An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

  Concentration Risk -- If a Fund invests more than 25% of its total assets in a particular industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.
  Credit Risk -- An issuer of a debt security (including mortgage-backed securities) or a REIT may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and therefore in the NAV of shares of a Fund. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Fund purchases unrated securities and obligations, it will depend on IICO's or an investment subadvisor's analysis of credit risk more heavily than usual.
  Derivatives Risk -- A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Also, derivatives are subject to counterparty risk. Counterparty risk is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

Options, futures and swaps are common types of derivatives that a Fund may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

  Diversification Risk -- A Fund is subject to diversification risk if the Fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Fund is considered diversified, as defined in the Investment Company Act of 1940, as amended (1940 Act), if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). The Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund with a more diversified investment portfolio.
  Emerging Market Risk -- Each Fund may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Fund's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.
  Extension Risk -- Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.
  Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of a Fund's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk -- The Funds may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent a Fund's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Funds from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.
  Foreign Securities Risk -- Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

  Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Income Risk -- A Fund may experience a decline in its income due to falling interest rates.
  Initial Public Offering Risk -- Investments in IPOs can have a significant positive impact on the Fund's performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Fund grows.
  Interest Rate Risk -- The value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

  Large Company Risk -- A Fund with a portfolio of large capitalization company securities may underperform the market as a whole.
  Liquidity Risk -- Generally, a security is liquid if a Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.
  Market Risk -- All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.
  Mid Size Company Risk -- Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.
  Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate. As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Fund would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline of the Fund's income.
  REIT-Related Risk -- The value of a Fund's REIT securities may be adversely affected by changes in the value of the underlying property. In addition, the value of a REIT could be adversely affected if the REIT fails to qualify for tax-free pass through income treatment under the Code, or maintain its exemption from registration under the 1940 Act.
  REOC-Related Risk -- A REOC is similar to a REIT in that it is a company that owns and operates commercial real estate, but unlike a REIT it has the freedom to reinvest all its funds from operations back into the company, and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a Fund's REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, REOCs do not have the favorable tax treatment that is accorded a REIT.
  Small Company Risk -- Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.
  Value Stock Risk -- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO or the investment subadvisor, undervalued. The value of a security believed by IICO or the investment subadvisor, as applicable, to be undervalued may never reach what is believed to be is its full value, or such security's value may decrease.

The Management of the Funds

Investment Advisor

The Funds are managed by Ivy Investment Management Company (IICO), subject to the authority of the Board of Trustees of Ivy Funds and the Board of Directors of Ivy Funds, Inc. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is an SEC-registered investment advisor with approximately $14.9 billion in assets under management as of March 31, 2007, and serves as the investment manager for each of the Funds within the Ivy Family of Funds. IICO has served as investment manager to the Ivy Funds since December 31, 2002. Until December 31, 2002, Ivy Management, Inc. (IMI) provided business management services and investment advisory services to the Ivy Funds. On December 31, 2002, IMI, an indirect wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR) and a wholly owned subsidiary of Ivy Acquisition Corporation (IAC), merged with and into IAC, a wholly owned subsidiary of WDR. Upon effectiveness of the merger, IAC changed its name to Waddell & Reed Ivy Investment Company (WRIICO), and WRIICO assumed all of IMI's duties with respect to the Ivy Funds. Effective March 7, 2005, WRIICO changed its name to Ivy Investment Management Company (IICO). IICO has also served as investment manager to the Ivy Funds, Inc. since June 30, 2003. Prior to June 30, 2003, Waddell & Reed Investment Management Company (WRIMCO), an affiliate of IICO, served as the investment manager for each of the Funds in the Ivy Funds, Inc. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. (formerly W&R Funds, Inc.) to IICO. IICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Investment Subadvisors

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Real Estate Securities Fund under an agreement with IICO. Since its inception in 1985, Advantus Capital and its predecessor have provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life's investment portfolio. Advantus Capital had approximately $16.5 billion in assets under management as of March 31, 2007.

Mackenzie Financial Corporation (Mackenzie), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Cundill Global Value Fund and Ivy Global Natural Resources Fund pursuant to an agreement with IICO. Mackenzie has been an investment counsel and mutual fund manager in Toronto for more than 35 years, and as of March 31, 2007, had over $63.7 billion Canadian in assets under management..

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to IICO for providing investment advice and supervising its investments. IICO uses a portion of the applicable fee to pay a Fund's subadvisor, if any. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

  Ivy Large Cap Growth Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.
  Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion
  Ivy Real Estate Securities Fund: 0.90% of net assets up to $1 billion, 0.87% of net assets over $1 billion and up to $2 billion, 0.84% of net assets over $2 billion and up to $3 billion, and 0.80% of net assets over $3 billion
  Ivy Global Natural Resources Fund: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion

Management fees as a percent of the Fund's net assets for its fiscal year ended March 31, 2007 were:

Fund	Management Fees Paid
Ivy Global Natural Resources Fund	0.83%
Ivy Large Cap Growth Fund	0.70%
Ivy Mid Cap Growth Fund	0.85%
Ivy Real Estate Securities Fund	0.90%
Ivy Science and Technology Fund	0.85%
Ivy Small Cap Growth Fund	0.85%

A discussion regarding the basis for the approval by the Board of Directors or Board of Trustees of the advisory contract for each of the Funds is available in each Fund's Semiannual Report to Shareholders dated September 30, 2006.

Portfolio Management

Ivy Global Natural Resources Fund: Frederick Sturm, a Senior Vice President of Mackenzie, is primarily responsible for the day-to-day management of Global Natural Resources Fund. He has managed the Fund since its inception. Mr. Sturm joined Mackenzie in 1983. He holds a degree in commerce from the University of Toronto. Mr. Sturm is a CFA charterholder.

Ivy Large Cap Growth Fund: Daniel P. Becker and Philip J. Sanders are primarily responsible for the day-to-day management of Ivy Large Cap Growth Fund. Mr. Becker has held his Fund responsibilities since the inception of the Fund in June 2000. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of, and co-portfolio manager for, Waddell & Reed Advisors Vanguard Fund, Inc., and W&R Target Growth Portfolio, for which WRIMCO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Mr. Sanders has held his Fund responsibilities for Ivy Large Cap Growth Fund since June 2006. He joined WRIMCO in 1998, and has served as a portfolio manager for funds managed by WRIMCO since that time. He is Senior Vice President of WRIMCO and IICO, and Vice President of, and co-portfolio manager for, W&R Target Growth Portfolio, and Waddell & Reed Advisors Vanguard Fund, Inc., for which WRIMCO serves as investment manager. Mr. Sanders earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. He is a Chartered Financial Analyst.

Ivy Mid Cap Growth Fund: Kimberly A. Scott is primarily responsible for the day-to-day management of Ivy Mid Cap Growth Fund, and has held her Fund responsibilities since February 2001. She is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies managed by WRIMCO. Ms. Scott joined WRIMCO in April 1999. She earned a BS in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a Chartered Financial Analyst.

Ivy Real Estate Securities Fund: Joseph R. Betlej and Lowell R. Bolken are primarily responsible for the day-to-day management of Ivy Real Estate Securities Fund. Mr. Betlej has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since February 1999. Mr. Betlej is Vice President and Investment Officer of Advantus Capital. He has been in the real estate industry since 1984 and has been with Advantus Capital since 1987. Mr. Betlej earned a BA in Architecture from the University of Minnesota and a MS in Real Estate Appraisal and Investment Analysis from the University of Wisconsin at Madison. He is a Chartered Financial Analyst.

Mr. Bolken has held his Fund responsibilities for Ivy Real Estate Securities Fund since April 2006. He has been an Associate Portfolio Manager with Advantus Capital since September 2005. From April 2001 to September 2005, he was Managing Director and Manager, Corporate Bond Research, RBC Dain Rauscher, Inc.

Ivy Science and Technology Fund: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Science and Technology Fund, and has held his Fund responsibilities since February 2001. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran has served as a portfolio manager for investment companies managed by WRIMCO since January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA with an emphasis in Finance from the University of Missouri at Kansas City.

Ivy Small Cap Growth Fund: Gilbert C. Scott is primarily responsible for the day-to-day management of Ivy Small Cap Growth Fund, and has held his Fund responsibilities since August 2003. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. He joined Waddell & Reed in 1997 and has been assistant portfolio manager of small cap institutional accounts since September 2000. Mr. Scott earned a BBA degree in finance from the University of Massachusetts and an MBA from the University of Texas. He is a Chartered Financial Analyst.

Additional information regarding portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities is included in the SAI.

Other members of IICO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

Your Account

This prospectus offers one class of shares, Class R shares. Class R shares are sold without any front-end sales load or contingent deferred sales charges.

Class R shares are generally only available to employee benefit plans including but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans. At the time of the initial investment, including conversions of existing plans, if the value of the account exceeds $50 million, only Class Y or Class I shares are available for investment. Class R shares are also generally sold through, and held by, unaffiliated third parties whose platforms provide administrative, distributive and/or other support services to the plan investing in the Class R shares. Class R shares are generally available where plan level or omnibus accounts (and not individual participant accounts) are held on the books of a Fund. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings accounts, owner-only 401(k)s, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and 529 accounts.

Each Fund has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for its Class R shares. Such Plans permit the Funds to pay marketing and other fees to support both the sale and distribution of the Class R shares as well as the services provided to shareholders. Under the Class R Plan, each Fund is authorized to pay Ivy Funds Distributor, Inc. (IFDI) an amount not to exceed 0.50%, on an annual basis, of the average daily net assets of the Class R shares. This fee is to compensate IFDI for, either directly or through third parties, distributing the Fund's Class R shares, providing personal service to Class R shareholders and/or encouraging and fostering the maintenance of shareholder accounts of a Fund's Class R shares. The amounts shall be payable to IFDI daily or at such other intervals as the Board of Trustees or Board of Directors may determine.

Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. All or a portion of these fees may be paid to your financial advisor or financial intermediary.

Other share classes of the Funds may be offered in separate prospectuses. Since each class of shares of a Fund has its own expense structure, the net asset value (NAV) per share for each class may differ.

Additional Compensation to Intermediaries

Your financial advisor and the financial intermediary with which your advisor is affiliated typically will receive compensation when you buy and/or hold Fund shares. The source of that compensation may include the sales load, if any, that you pay as an investor and/or the 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own. As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO and IICO's net income, respectively.

The amount and type of compensation that your financial advisor or intermediary receives will vary based upon the share class you buy, the value of those shares and the compensation practices of the intermediary.

Portability

The Funds' shares may be purchased and serviced only through broker-dealers and other financial intermediaries (Financial Intermediaries) that have entered into selling agreements with IFDI. If you decide to terminate your relationship with your current financial advisor or if they decide to transfer their license to another Financial Intermediary, you should consider that you will only be able to transfer your Fund shares to another Financial Intermediary if that Financial Intermediary has a selling agreement with IFDI. Not all Financial Intermediaries have such selling agreements and the selling agreements may typically be terminated without notice to you. If you select a Financial Intermediary that has no selling agreement with IFDI or whose selling agreement is terminated after you transfer your shares, you will either have to hold your shares directly with the Funds or sell your shares and transfer the proceeds to another Financial Intermediary, which may cause you to experience adverse tax consequences.

Pricing of Fund Shares

The price to buy a share of a Fund, called the offering price, is calculated every business day. Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded. As noted in this prospectus, certain Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Fund's shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class.

In the calculation of a Fund's NAV:

  The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or are unreliable are valued at their fair value by or at the direction of the Board of Trustees or Board of Directors, as discussed below.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value determination made according to procedures approved by the Board of Trustees or Board of Directors. A Fund may also use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund's NAV is calculated.

A Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some funds, such as Ivy Global Natural Resources Fund, which may invest a significant portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such investments may be valued at their fair values as determined according to the procedures approved by the Fund's Board of Trustees or Board of Directors. Significant events include, but are not limited to, (1) events impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuations. WRIMCO has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held in the Funds' portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, in accordance with guidelines adopted by each of the Fund's Board of Trustees or Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Boards regularly review, and WRSCO regularly monitors and reports to the Boards, the Service's pricing of the Funds' foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund's NAV will be subject, in part, to the judgment of the Board of Trustees or Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. The use of fair value pricing may also affect all shareholders in that if redemption proceeds or other payments based on the valuation of Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Buying Shares

You may buy shares of each of the Funds through third parties that have entered into selling arrangements with IFDI. Contact any authorized investment dealer. Additional shares may be purchased through a plan's administrator or third party recordkeeper. Your plan administrator can help you with any questions you might have.

When you place an order to buy shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

  All of your purchases must be made in U.S. dollars.
  You may purchase shares of a Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order in proper form. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.
  Broker-dealers that perform account transactions for their clients through the National Securities Clearing Corporation (NSCC) are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly. Such dealers have independent agreements with IFDI, and are compensated for performing account transactions for their clients.

IFDI reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Selling Shares

You can arrange to take money out of an account at any time by selling (redeeming) some or all of your shares. Please contact your plan administrator or third party recordkeeper regarding distribution of shares from your retirement plan.

The redemption price (price to sell one share of a particular class of the Fund) is the NAV per share of that Fund class, subject to any applicable redemption fee.

When you place an order to sell shares, your shares will be sold at the NAV next calculated, subject to any applicable redemption fee, after receipt of a written request for redemption in good order. Note the following:

  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).
  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Trustees or Board of Directors determines that conditions exist making cash payments undesirable. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.
  If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order in proper form. Your order will receive the NAV of the redeemed Class, subject to any applicable redemption fee, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day on which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.
  Dealers that perform account transactions for their clients through the NSCC are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

Shareholder Services

Please contact your plan administrator or recordkeeper for information about your account. In addition, a toll-free call, 800.777.6472, connects you to a representative of IFDI or our automated customer telephone service. During normal business hours, our staff is available to answer your questions. At almost any time of the day or night, you may access from a touch-tone phone, or from our web site, www.ivyfunds.com, to:

  obtain price information about other funds in the Ivy Family of Funds obtain a Fund's current prospectus
  obtain a Fund's annual and semiannual reports to shareholders

Exchange Privileges

Except as otherwise noted, you may sell your Class R shares of any of the Funds and buy Class R shares of another Fund in the Ivy Family of Funds that offers Class R shares. Contact your plan administrator or recordkeeper for information about exchanging your shares.

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of Funds may only be sold within the United States, the Commonwealth of Puerto Rico and the U.S. Virgin Islands.

You must exchange into the same share class you currently own.

Market Timing Policy

The Funds are intended for long-term investment purposes. The Funds will take steps to seek to deter frequent purchases and redemptions in Fund shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting the Fund's shareholders.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund, such as Ivy Global Natural Resources Fund, invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in small cap companies, such as Ivy Small Cap Growth Fund.

To discourage market timing activities by investors, the Funds' Board of Trustees or Board of Directors has adopted a market timing policy and has approved the procedures of the Funds' transfer agent, WRSCO, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WRSCO typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Fund shares.

As an additional step, WRSCO reviews Fund redemption activity in relation to average assets and purchases within the period. If WRSCO identifies what it believes to be market timing activities in an account held directly on the Funds' records that has not previously exceeded WRSCO's thresholds, WRSCO will suspend exchange privileges by refusing to accept additional purchases in the account for a pre-determined period of time. If an account exceeds WRSCO's thresholds a second time within a twelve (12) month period, exchange privileges will be suspended indefinitely for all accounts owned by that shareholder whose account exceeded the pre-determined thresholds. For trading in omnibus accounts, WRSCO will, if possible, place a trading block at a tax ID number level or, if that cannot be accomplished, will contact the associated intermediary and request that the broker-dealer implement trading restrictions. In exercising any of the foregoing rights, WRSCO will consider the trading history of accounts under common ownership or control within any of the Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a single investor and may be rejected in whole or in part. Transactions placed in violation of a Fund's market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

In addition, IFDI and/or its affiliate, Waddell & Reed, Inc. (collectively, "W&R"), have entered into agreements with third-party financial intermediaries that purchase and hold Fund shares on behalf of shareholders through omnibus accounts. In general, these agreements obligate the financial intermediary: (1) upon request by W&R, to provide information regarding the shareholders for whom the intermediary holds shares and these shareholders' Fund share transactions; and (2) to restrict or prohibit further purchases of Fund shares through the financial intermediary's account by any shareholder identified by W&R as having engaged in Fund share transactions that violate a Fund's market timing policy. W&R's procedures seek to monitor transactions in omnibus accounts so that W&R may make such further inquiries and take such other actions as it deems appropriate or necessary to enforce the Funds' market timing policy with respect to shareholders trading through omnibus accounts held by third-party intermediaries.

A Fund seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Funds, IFDI and WRSCO make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Funds, IFDI or WRSCO may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries (including prohibiting further transactions by such accounts), may require the intermediaries to provide certain information to the Funds regarding shareholders who hold shares through such accounts or may close the omnibus account.

The Funds' ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon systems capabilities, applicable contractual restrictions, and cooperation of those intermediaries. There can be no assurance that the Funds will be able to identify or eliminate all market timing activities, and the Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Fund's and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Funds' market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WRSCO and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Fund's market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder's ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Redemption Fee/Exchange Fee

To further discourage the use of the Funds as a vehicle for excessive short-term trading, Ivy Global Natural Resources Fund will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than 30 days. Each of the other, non-international funds offered in this Prospectus will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than five days. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

A Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (v) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

Additionally, a Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of less than $5,000 (that correspondingly would result in an assessment of a redemption fee less than $100.00).

In addition to these waivers, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of excessive short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year. Usually, a Fund distributes net investment income at the following times:

Annually in December: Ivy Global Natural Resources Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund

Quarterly in March, June, September and December: Ivy Real Estate Securities Fund

Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

For retirement accounts, all distributions are automatically paid in additional shares.

State and local income taxes. The portion of the dividends a Fund pays that is attributable to interest earned on U.S. government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability in your state and locality of dividends and other distributions by the Funds.

The foregoing is only a summary of some of the important tax considerations generally affecting each Fund and its shareholders; you will find more information in each Fund's SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the fiscal periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with the financial statements for each Fund for the fiscal year ended March 31, 2007, is included in that Fund's Annual Report to Shareholders, which is available upon request.

Ivy Global Natural Resources Fund

For a Class R share outstanding throughout each period:

	For the	For the
	fiscal year	period from
	ended	12-29-05[1]
	March 31,	to
	2007	3-31-06
	---------	-----------
Per-Share Data
Net asset value, beginning of period	$30.10	$26.11
	---------	----------
Income from investment operations:
Net investment income	0.05[2]	0.06
Net realized and unrealized
gain on investments	4.44[2]	3.93
	---------	---------
Total from investment operations	4.49	3.99
	---------	---------
Less distributions:
From net investment income	(0.10)	(0.00)
From capital gains	(2.87)	(0.00)
	---------	---------
Total distributions	(2.97)	(0.00)
	---------	---------
Net asset value, end of period	$31.62	$30.10
	======	======
Ratios/Supplemental Data
Total return	15.20%	15.28%
Net assets, end of period (in
thousands)	$3,893	$115
Ratio of expenses to
average net assets	1.58%	1.69%[3]
Ratio of net investment income
to average net assets	0.23%	0.82%[3]
Portfolio turnover rate	106%	104%[4]

1Commencement of operations of the class.

2Based on average weekly shares outstanding.

3Annualized.

4For the fiscal year ended March 31, 2006.

Ivy Large Cap Growth Fund

For a Class R share outstanding throughout each period:

	For the	For the
	fiscal year	period from
	ended	12-29-05[1]
	March 31,	to
	2007	3-31-06
	---------	-----------
Per-Share Data
Net asset value, beginning of period	$11.60	$11.27
	---------	---------
Income (loss) from investment operations:
Net investment loss	(0.06)	(0.03)
Net realized and unrealized
gain on investments	0.24	0.36
	---------	---------
Total from investment operations	0.18	0.33
	---------	---------
Less distributions:
From net investment income	(0.00)	(0.00)
From capital gains	(0.00)	(0.00)
	-----------	---------
Total distributions	(0.00)	(0.00)
	---------	---------
Net asset value, end of period	$11.78	$11.60
	=======	======
Ratios/Supplemental Data
Total return	1.55%	2.93%
Net assets, end of period
(in thousands)	$117	$103
Ratio of expenses to
average net assets	1.51%	1.56%[2]
Ratio of net investment loss
to average net assets	-0.57%	-0.88%[2]
Portfolio turnover rate	93%	79%[3]

1Commencement of operations of the class.

2Annualized.

3For the fiscal year ended March 31, 2006.

Ivy Mid Cap Growth Fund

For a Class R share outstanding throughout each period:

	For the	For the
	fiscal year	period from
	ended	12-29-05[1]
	March 31,	to
	2007	3-31-06
	---------	-----------
Per-Share Data
Net asset value, beginning of period	$12.58	$11.77
	---------	---------
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	0.02
Net realized and unrealized
gain on investments	0.54	0.79
	---------	---------
Total from investment operations	0.47	0.81
	---------	---------
Less distributions:
From net investment income	(0.00)	(0.00)
From capital gains	(0.00)	(0.00)
	-----------	---------
Total distributions	(0.00)	(0.00)
	---------	---------
Net asset value, end of period	$13.05	$12.58
	======	======
Ratios/Supplemental Data
Total return	3.74%	6.88%
Net assets, end of period
(in thousands)	$111	$107
Ratio of expenses to
average net assets	1.71%	1.75%[2]
Ratio of net investment income (loss)
to average net assets	-0.59%	0.73%[2]
Portfolio turnover rate	25%	28%[3]

1Commencement of operations of the class.

2Annualized.

3For the fiscal year ended March 31, 2006.

Ivy Real Estate Securities Fund

For a Class R share outstanding throughout each period:

	For the	For the
	fiscal year	period from
	ended	12-29-05[1]
	March 31,	to
	2007	3-31-06
	---------	-----------
Per-Share Data
Net asset value, beginning of period	$23.11	$20.55
	--------	---------
Income (loss) from investment operations:
Net investment income (loss)	0.15	(0.20)
Net realized and unrealized
gain on investments	3.98	2.79
	---------	---------
Total from investment operations	4.13	2.59
	---------	---------
Less distributions:
From net investment income	(0.13)	(0.03)
From capital gains	(0.97)	(0.00)
	---------	---------
Total distributions	(1.10)	(0.03)
	---------	---------
Net asset value, end of period	$26.14	$23.11
	======	======
Ratios/Supplemental Data
Total return	17.98%	12.59%
Net assets, end of period (in
thousands)	$158	$113
Ratio of expenses to
average net assets	1.68%	1.73%[2]
Ratio of net investment income (loss)
to average net assets	0.43%	-3.64%[2]
Portfolio turnover rate	35%	35%[3]

1Commencement of operations of the class.

2Annualized.

3For the fiscal year ended March 31, 2006.

Ivy Science and Technology Fund

For a Class R share outstanding throughout each period:

	For the	For the
	fiscal year	period from
	ended	12-29-05[1]
	March 31,	to
	2007	3-31-06
	---------	-----------
Per-Share Data
Net asset value, beginning of period	$27.07	$25.77
	--------	---------
Income (loss) from investment operations:
Net investment loss	(0.27)	(0.09)
Net realized and unrealized
gain on investments	1.90	1.39
	---------	---------
Total from investment operations	1.63	1.30
	---------	---------
Less distributions:
From net investment income	(0.00)	(0.00)
From capital gains	(0.06)	(0.00)
	----------	---------
Total distributions	(0.06)	(0.00)
	=======	======
Net asset value, end of period	$28.64	$27.07
	=======	======
Ratios/Supplemental Data
Total return	6.03%	5.05%
Net assets, end of period (in
thousands)	$429	$105
Ratio of expenses to
average net assets	1.65%	1.68%[2]
Ratio of net investment loss
to average net assets	-1.08%	-1.29%[2]
Portfolio turnover rate	81%	112%[3]

1Commencement of operations of the class.

2Annualized.

3For the fiscal year ended March 31, 2006.

Ivy Small Cap Growth Fund

For a Class R share outstanding throughout each period:

	For the	For the
	fiscal year	period from
	ended	12-29-05[1]
	March 31,	to
	2007	3-31-06
	---------	-----------
Per-Share Data
Net asset value, beginning of period	$14.87	$13.78
	---------	---------
Income (loss) from investment operations:
Net investment loss	(0.15)	(0.04)
Net realized and unrealized
gain on investments	0.19	1.13
	---------	---------
Total from investment operations	0.04	1.09
	---------	---------
Less distributions:
From net investment income	(0.00)	(0.00)
From capital gains	(1.95)	(0.00)
	----------	---------
Total distributions	(1.95)	(0.00)
	---------	---------
Net asset value, end of period	$12.96	$14.87
	======	======
Ratios/Supplemental Data
Total return	0.62	7.91%
Net assets, end of period (in
thousands)	$114	$108
Ratio of expenses to
average net assets	1.63%	1.67%[2]
Ratio of net investment loss
to average net assets	-1.01%	-0.99%[2]
Portfolio turnover rate	96%	87%[3]

1Commencement of operations of the class.

2Annualized.

3For the fiscal year ended March 31, 2006.

IVY FUNDS

Custodian	Distributor
UMB Bank, n.a.	Ivy Funds Distributor, Inc.
928 Grand Boulevard	6300 Lamar Avenue
Kansas City, Missouri 64106	P. O. Box 29217
Shawnee Mission, Kansas
Legal Counsel	66201-9217
Bell, Boyd & Lloyd LLP	913.236.2000
Three First National Plaza	800.777.6472
70 West Madison Street
Suite 3100
Chicago, Illinois 60602-4207

Independent Registered
Public Accounting Firm	Transfer Agent
Deloitte & Touche LLP	Waddell & Reed
1100 Walnut, Suite 3300	Services Company
Kansas City, Missouri	6300 Lamar Avenue
64106-2129	P. O. Box 29217
Shawnee Mission, Kansas
Investment Manager	66201-9217
Ivy Investment	913.236.2000
Management Company	800.777.6472
6300 Lamar Avenue
P. O. Box 29217	Accounting Services Agent
Shawnee Mission, Kansas	Waddell & Reed
66201-9217	Services Company
913.236.2000	6300 Lamar Avenue
800.777.6472	P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913.236.2000
800.777.6472

IVY FUNDS

You can get more information about each Fund in its--

  Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI or copies of the most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com and are available at www.ivyfunds.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site athttp://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 800.SEC.0330.

IVY FUNDS DISTRIBUTOR, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
800.777.6472

WRP 3000R (07/07)

Ivy Funds, Inc. 811-06569
Ivy Funds: 811-01028

IVY FUNDS, INC.

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

913-236-2000
800-777-6472

September 1 3 , 2007

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (SAI) is not a prospectus. Investors should read this SAI in conjunction with the prospectuses for Ivy Funds, Inc. (the Corporation) dated July 31, 2007 and supplemented September 13, 2007 (each, a Prospectus) which may be obtained from the Funds or their principal underwriter and distributor, Ivy Funds Distributor, Inc. (IFDI), at the address or telephone number shown above.

The Financial Statements, including notes thereto, are incorporated herein by reference. They are contained in the Funds' Annual Report to Shareholders, dated March 31, 2007, which may also be obtained from the Funds or IFDI at the address or telephone number above.

TABLE OF CONTENTS

         Fund History

         The Funds, Their Investments, Related Risks and Limitations

         Management of the Funds

         Control Persons and Principal Holders of Securities

         Investment Advisory and Other Services

         Portfolio Managers

         Brokerage Allocation and Other Practices

         Proxy Voting Policy

         Capitalization and Voting Rights

         Purchase, Redemption and Pricing of Shares

         Taxation of the Funds

         Underwriter

         Financial Statements

         Appendix A

FUND HISTORY

Ivy Funds, Inc. was organized as a Maryland corporation on January 29, 1992. Prior to June 30, 2003, the corporation was known as W&R Funds, Inc.SM Prior to June 30, 2000, it was known as Waddell & Reed Funds, Inc.SM Ivy Funds, Inc. is currently comprised of twelve series: Ivy Asset Strategy Fund, Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Energy Fund, Ivy High Income Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund (each, a Fund, and collectively, the Funds). Prior to June 30, 2003, the Funds then in existence were known as W&R Asset Strategy Fund, W&R Tax-Managed Equity Fund, W&R Core Equity Fund, W&R High Income Fund, W&R International Growth Fund, W&R Large Cap Growth Fund, W&R Limited-Term Bond Fund, W&R Mid Cap Growth Fund, W&R Money Market Fund, W&R Municipal Bond Fund, W&R Science and Technology Fund and W&R Small Cap Growth Fund, respectively. Prior to October 2, 2000, Core Equity Fund was known as Total Return Fund. Prior to June 30, 2000, Small Cap Growth Fund was known as Growth Fund. From June 30, 2003 to March 31, 2005, Ivy Capital Appreciation Fund was known as Ivy Tax-Managed Equity Fund.

THE FUNDS, THEIR INVESTMENTS, RELATED RISKS AND LIMITATIONS

Each of the Funds is a mutual fund; an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a series of Ivy Funds, Inc., an open-ended diversified management investment company.

This SAI supplements the information contained in the Prospectuses and contains more detailed information about the investment strategies and policies the Funds' investment manager, Ivy Investment Management Company (IICO), until March 7, 2005, known as Waddell & Reed Ivy Investment Company, may employ and the types of instruments in which a Fund may invest, in pursuit of the Fund's objective(s). A summary of the risks associated with these instrument types and investment practices is included as well.

IICO might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by a Fund's investment policies and restrictions. IICO buys an instrument or uses a technique only if it believes that doing so will help a Fund achieve its objective(s). See Investment Restrictions and Limitations for a listing of the fundamental and non-fundamental, or operating, policies.

Ivy Asset Strategy Fund

Ivy Asset Strategy Fund allocates its assets among the following classes, or types, of investments:

The stock class includes domestic and foreign equity securities of all types (other than adjustable rate preferred stocks, which are included in the bond class). IICO seeks to maximize total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that IICO believes to have superior growth potential and/or value potential. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

The bond class includes all varieties of domestic and foreign fixed-income securities with remaining maturities greater than three years. IICO seeks to maximize total return within the bond class by adjusting Ivy Asset Strategy Fund's investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon securities, and other intermediate and long-term securities. IICO seeks to take advantage of yield differentials by considering the purchase or sale of instruments when differentials on spreads between various grades and maturities of such instruments approach extreme levels relative to long-term norms. Ivy Asset Strategy Fund may not invest more than 35% of its total assets in junk bonds, which are high-yield, high-risk, non-investment grade debt securities rated BB or below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) or Ba or below by Moody's Investors Service (Moody's) or, if unrated, judged by IICO to be of equivalent quality or (2) precious metals.

The short-term class includes all types of domestic and foreign securities and money market instruments with remaining maturities of three years or less. IICO seeks to maximize total return within the short-term asset class by taking advantage of yield differentials between different instruments, issuers, and currencies. Short-term instruments may include corporate debt securities, such as commercial paper and notes; government securities issued by U.S. or foreign governments or their agencies or instrumentalities; bank deposits and other financial institution obligations; repurchase agreements involving any type of security in which the Fund may invest; and other similar short-term instruments.

Any of the securities in which the Fund invests may be denominated in U.S. dollars or a foreign currency.

In making asset allocation decisions, IICO typically evaluates projections of risk, market conditions, economic conditions, volatility, yields, and returns. As a temporary defensive measure, IICO may invest up to all of the Fund's assets in (1) money market instruments rated in one of the two highest rating categories by any nationally recognized statistical rating organization (NRSRO), or unrated securities judged by IICO to be of equivalent quality or (2) precious metals.

Ivy High Income Fund

Ivy High Income Fund may invest in certain high-yield, high-risk, non-investment grade debt securities, or junk bonds. The market for such securities may differ from that for investment grade debt securities. See the discussion below for information about the risks associated with non-investment grade debt securities. See Appendix A to this SAI for a description of bond ratings.

Ivy Money Market Fund

Ivy Money Market Fund may only invest in the money market obligations and instruments listed below. In addition, as a money market fund, and in order for the Fund to use the amortized cost method of valuing its portfolio securities, the Fund must comply with Rule 2a-7 (Rule 2a-7) under the Investment Company Act of 1940, as amended (1940 Act). Under Rule 2a-7, investments are limited to those that are U.S. dollar denominated and that are rated in one of the two highest rating categories by the requisite NRSRO or are comparable unrated securities. See Appendix A to this SAI for a description of some of these ratings. In addition, Rule 2a-7 limits investments in securities of any one issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities)) to no more than 5% of the Fund's total assets. Investments in securities rated in the second highest rating category by the requisite NRSRO or comparable unrated securities are limited to no more than 5% of the Fund's total assets, with investment in such securities of any one issuer (except U.S. government securities) being limited to the greater of one percent of the Fund's total assets or $1,000,000. In accordance with Rule 2a-7, the Fund may invest in securities with a remaining maturity of not more than 397 calendar days. See further discussion under Determination of Offering Price.

(1) U.S. Government Securities: See the section entitled U.S. Government Securities.

(2) Bank Obligations and Instruments Secured Thereby: Subject to the limitations described above, time deposits, certificates of deposit, bankers' acceptances and other bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including obligations issued by foreign branches of these banks) or obligations issued by a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation. A bank includes commercial banks and savings and loan associations. Time deposits are monies kept on deposit with U.S. banks or other U.S. financial institutions for a stated period of time at a fixed rate of interest. At present, bank time deposits are not considered by the board of directors of the Corporation (Board of Directors) or IICO to be readily marketable. There may be penalties for the early withdrawal of such time deposits, in which case, the yield of these investments will be reduced.

(3) Commercial Paper Obligations Including Variable Rate Master Demand Notes: Commercial paper rated as described above. A variable rate master demand note represents a purchasing/selling arrangement of short-term promissory notes under a letter agreement between a commercial paper issuer and an institutional investor.

(4) Corporate Debt Obligations: Corporate debt obligations if they are rated as described above.

(5) Canadian Government Obligations: Obligations of, or obligations guaranteed by, the Government of Canada, a Province of Canada or any agency, instrumentality or political subdivision of that Government or any Province. The Fund will not invest in Canadian Government obligations if more than 10% of the value of its total assets would then be so invested, subject to the diversification requirements applicable to the Fund. The Fund may only invest in U.S. dollar-denominated obligations.

(6) Certain Other Obligations: Obligations other than those listed in (1) through (5) (including municipal obligations) only if any such other obligation is guaranteed as to principal and interest by either a bank or a corporation whose securities the Fund is eligible to hold under Rule 2a-7.

The value of the obligations and instruments in which the Fund invests will fluctuate depending in large part on changes in prevailing interest rates. If these rates go up after the Fund buys an obligation or instrument, its value may go down; if these rates go down, its value may go up. Changes in interest rates will be more quickly reflected in the yield of a portfolio of short-term obligations than in the yield of a portfolio of long-term obligations.

Securities - General

The main types of securities in which the Funds (other than Ivy Money Market Fund) may invest include common stocks, preferred stocks, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The equity securities in which a Fund invests may include preferred stock that converts into common stock. A Fund (other than Ivy Money Market Fund) may invest in preferred stocks rated in any rating category of the established rating services or, if unrated, judged by IICO to be of equivalent quality, subject to each Fund's limitations. In the case of a "split-rated" security, which results when nationally-recognized rating agencies rate the security at different rating levels (for example, BBB by S&P and Ba by Moody's), it is each Fund's general policy to classify such security at the higher rating level where, in the judgment of IICO, such classification reasonably reflects the security's quality and risk. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate debt securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

Subject to its investment restrictions, a Fund (other than Ivy Money Market Fund) may invest in debt securities rated in any rating category of the established rating services, including securities rated in the lowest category (securities rated D by S&P and C by Moody's). Debt securities rated D by S&P or C by Moody's are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB by S&P or Baa by Moody's are considered to be investment grade debt securities; however, securities rated BBB or Baa may have speculative characteristics. In addition, a Fund will treat unrated securities judged by IICO to be of equivalent quality to a rated security as having that rating.

Lower quality debt securities (commonly called junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, IICO's research and credit analysis are an especially important part of managing securities of this type held by a Fund. IICO continuously monitors the issuers of lower-rated debt securities in each Fund's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

While credit ratings are only one factor IICO relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and a Fund may retain a portfolio security whose rating has been changed.

Each of the Funds (other than Ivy Money Market Fund and Ivy Municipal Bond Fund) may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

Each Fund (other than Ivy Money Market Fund and Ivy Municipal Bond Fund) may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's offering document. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying stock, sell it to a third party or permit the issuer to redeem the security. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. Thus, any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.

Each of the Funds (other than Ivy Money Market Fund and Ivy Municipal Bond Fund) may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, however, the market value of convertible preferred stock is less volatile than the related common stock of the issuer.

Specific Securities and Investment Practices

         Bank Deposits

Among the debt securities in which the Funds may invest are deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks) of varying maturities. The Federal Deposit Insurance Corporation (FDIC) insures the principal of such deposits, currently to the extent of $100,000 per bank. Bank deposits are not marketable, and a Fund may invest in them only within the limit mentioned under Illiquid Investments unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

         Borrowing

Each Fund may borrow money for temporary, extraordinary or emergency purposes, only as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have reduced net investment income during periods of outstanding borrowings. As such, its share price may be subject to greater fluctuation until the borrowing is paid off.

From time to time Ivy Mid Cap Growth Fund may increase its ownership of securities by borrowing on an unsecured basis at fixed rates of interest and investing the borrowed funds. Any such borrowing will be made only from banks and only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. This 300% limit is contained in the 1940 Act. If the value of the Fund's assets so computed should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet that requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.

Interest on money borrowed is an expense that Ivy Mid Cap Growth Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Borrowing for investment increases both investment opportunity and risk. Since substantially all of the Fund's assets may fluctuate in value, but borrowing obligations are fixed, the net asset value per share correspondingly will tend to increase and decrease more when the portfolio assets increase or decrease in value than would otherwise be the case. This factor is known as leverage.

Borrowing may exaggerate the effect on each Fund's net asset value (NAV) of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of each Fund's borrowings will be fixed, each Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

         Banking Industry and Savings and Loan Obligations

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, each Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Fund's investments in certificates of deposit, time deposits, and bankers' acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the FDIC, (iii) savings and loan association which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IICO's opinion, of an investment quality comparable to other debt securities which may be purchased by a Fund. Each Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

         Foreign Securities and Currencies

The Funds may invest in the securities of foreign issuers, including depositary receipts. In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American depositary receipts (ADRs), in registered form, are U. S. dollar-denominated receipts typically issued by a U.S. bank representing ownership of a specific number of shares in a non-U.S. corporation. ADRs are quoted and traded in U.S. dollars in the U.S. securities market. An ADR is sponsored if the original issuing company has selected a single U.S. bank to serve as its U.S. depositary and transfer agent. This relationship requires a deposit agreement which defines the rights and duties of both the issuer and depositary. Companies that sponsor ADRs must also provide their ADR investors with English translations of company information made public in their own domiciled country. Sponsored ADR investors also generally have the same voting rights as ordinary shareholders, barring any unusual circumstances. ADRs which meet these requirements can be listed on U.S. stock exchanges. Unsponsored ADRs are created at the initiative of a broker or bank reacting to demand for a specific foreign stock. The broker or bank purchases the underlying shares and deposits them in a depositary. Unsponsored shares issued after 1983 are not eligible for U.S. stock exchange listings. Furthermore, they do not generally include voting rights.

Global depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depositary receipts are designed to facilitate the trading of securities of foreign issuers by U.S. and non-U.S. investors and traders. Each of the Funds (other than Ivy Limited-Term Bond Fund, Ivy Money Market Fund and Ivy Municipal Bond Fund) may invest in global depositary receipts and European depositary receipts.

IICO believes that there are investment opportunities as well as risks by investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and the value of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. IICO believes that a Fund's ability to invest its assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign Currencies. Investment in foreign securities usually will involve currencies of foreign countries. Moreover, each Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of each Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and each Fund may incur costs in connection with conversions between various currencies. Although each Fund's custodian values the Fund's assets daily in terms of U.S. dollars, each Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

Because a Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in U.S. markets. The Fund's share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

A Fund usually effects currency exchange transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange will be incurred when the Fund converts assets from one currency to another. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. For example, in order to realize the value of a foreign investment, the Fund must convert that value, as denominated in its foreign currency, into U.S. dollars using the applicable currency exchange rate. The exchange rate represents the current price of a U.S. dollar relative to that foreign currency; that is, the amount of such foreign currency required to buy one U.S. dollar. If the Fund holds a foreign security which has appreciated in value as measured in the foreign currency, the level of appreciation actually realized by the Fund may be reduced or even eliminated if the foreign currency has decreased in value relative to the U.S. dollar subsequent to the date of purchase. In such a circumstance, the cost of a U.S. dollar purchased with that foreign currency has gone up and the same amount of foreign currency purchases fewer dollars than at an earlier date.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be greater possibility of default by foreign governments or government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that IICO will be able to anticipate these potential events or counter their effects.

Emerging Market Securities. The risks of investing in foreign countries are intensified in developing countries, or emerging markets. A developing country is a nation that, in IICO's opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France, Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

IICO considers countries having developing markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Currently, it is generally agreed that the countries not included in this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, Switzerland, Greece, Luxembourg, Portgugal and South Korea. In addition, developing market securities means (i) securities of companies the principal securities trading market for which is a developing market country, as defined above, (ii) securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such developing market countries or sales made in such developing market countries or (iii) securities of companies organized under the laws of, and with a principal office in, a developing market country.

Some of the risks to which a Fund may be exposed by investing in securities of emerging markets are: restrictions placed by the government of a developing country related to investment, exchange controls, and repatriation of the proceeds of investment in that country; fluctuation of a developing country's currency against the U.S. dollar; unusual price volatility in a developing country's securities markets; government involvement in the private sector, including government ownership of companies in which the Fund may invest; limited information about a developing market; high levels of tax levied by developing countries on dividends, interest and capital gains; the greater likelihood that developing markets will experience more volatility in inflation rates than developed markets; the greater potential that securities purchased by the Fund in developing markets may be fraudulent or counterfeit due to differences in the level of regulation, disclosure requirements and recordkeeping practices in those markets; risks related to the liquidity and transferability of investments in certain instruments, such as loan participations, that may not be considered "securities" under local law; settlement risks, including potential requirements for the Fund to render payment prior to taking possession of portfolio securities in which it invests; the possibility of nationalization, expropriation or confiscatory taxation; favorable or unfavorable differences between individual foreign economies and the U.S. economy, such as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position; additional costs associated with any investment in non-U.S. securities, including higher custodial fees than typical U.S. custodial arrangements, transaction costs of foreign currency conversions and generally higher commission rates on portfolio transactions than prevail in U.S. markets; greater social, economic and political instability, including the risk of war; lack of availability of currency hedging or other risk management techniques in certain developing countries; the fact that companies in developing countries may be newly organized and may be smaller and less seasoned; differences in accounting, auditing and financial reporting standards; the heightened risks associated specifically with establishing record ownership and custody of Russian and other Eastern European securities; and limitations on obtaining and enforcing judgments against non-U.S. residents.

Certain foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

Each of the Funds (other than Ivy Limited-Term Bond Fund, Ivy Money Market Fund and Ivy Municipal Bond Fund) may purchase and sell foreign currency and invest in foreign currency deposits and may enter into forward currency contracts. The Funds may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See, Options, Futures and Other Strategies - Forward Currency Contracts.

As a general rule, the country assigned to a security is the issuer's country of domicile, as reflected by a third party source (e.g., Bloomberg). However, pursuant to procedures adopted by IICO, IICO may request a different country designation due to certain identified circumstances, including: (i) the country in which the security is principally traded (determined based on a percentage of the total volume traded); or (ii) the country from which the issuer, during the issuer's most recent fiscal year, derived at least 50% of its revenues or profits (from goods produced or sold, investments made, or services performed) or that have at least 50% of their assets in that country or region. The request to change a security's country designation must be delivered to the Funds' Treasurer and to the Funds' Chief Compliance Officer for approval.

Investments in obligations of domestic branches of foreign banks will be considered domestic securities if IICO has determined that the nature and extent of Federal and state regulation and supervision of the branch in question is substantially equivalent to Federal or state chartered domestic banks doing business in the same jurisdiction.

Foreign Sovereign Debt Obligations. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

         Illiquid Investments

Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

(1)	repurchase agreements not terminable within seven days;
(2)	restricted securities not determined to be liquid pursuant to guidelines established by the Board of Directors;
(3)	non-government stripped fixed-rate mortgage-backed securities;
(4)	bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;
(5)	over-the-counter (OTC) options (options not traded on an exchange) and their underlying collateral;
(6)	securities for which market quotations are not readily available;
(7)	securities involved in swap, cap, floor and collar transactions; and
(8)	direct debt instruments.

The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% (10% for Ivy Money Market Fund) of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

IICO believes that is it in the best interest of a Fund to be able to invest in illiquid securities up to the maximum allowable. IICO believes that the risk of investing in illiquid securities is manageable, especially when offset by the availability of certain traditional securities that are considered illiquid, as well as increased opportunities offered by a variety of new security types that have been developed in the last decade. For example, there has been significant growth in the types and availability of structured products, including: asset backed securities (which also includes many mortgage-backed securities), collateralized bond obligations, collateralized mortgage obligations, collateralized debt obligations and commercial mortgage-backed securities. Since many of these securities are initially offered as individual issues, they are often deemed illiquid. See Mortgage-Backed and Asset-Backed Securities for more information on these types of securities.

Credit derivatives, such as credit default swaps, have also grown in both popularity and availability over the past few years. See "Swaps, Caps, Collars and Floors" in the section entitled Options, Futures and Other Strategies for more information about credit default swaps.

As well, it has become easier for institutional investors to create their own products. For example, if IICO desired Korean exposure for a Fund, instead of following extremely difficult procedures for direct investment, IICO could invest in a specialized over-the-counter bond (probably a total return swap) with an investment banker which would pay the same as the return on the Korean bond market without having to physically invest in the Korean market.

         Income Trusts

Ivy Energy Fund may invest in income trusts, typically Canadian Royalty Trusts. An income trust generally is a Canadian investment trust that holds assets, typically in the oil or gas industry, that are income producing, the income from which is passed on to its security holders. The main attraction of an income trust is its ability to generate constant cash flows. Income trusts have the potential to deliver higher yields than bonds. During periods of low interest rates, income trusts may achieve higher yields compared with cash investments. During periods of increasing rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates.

Income trusts are structured to avoid taxes at the entity level. In a traditional corporate tax structure, net income is taxed at the corporate level and again as dividends in the hands of the investor. An income trust generally pays no Canadian tax on earnings distributed directly to the security holders and, if properly structured, should not be subject to U.S. Federal income tax. This flow-through structure means that the distributions to income trust investors are generally higher than dividends from an equivalent corporate entity.

Despite the potential for attractive regular payments, income trusts are equity investments, not fixed income securities, and they share many of the risks inherent in stock ownership. In addition, an income trust may lack diversification, as such trusts are primarily invested in real estate, oil and gas, pipelines, and other infrastructure; potential growth may be sacrificed because revenue is passed on to security holders, rather than reinvested in the business. Income trusts do not guarantee minimum distributions or even return of capital; therefore, if the business starts to lose money, the trust can reduce or even eliminate distributions. The tax structure of income trusts described above, which would allow income to flow through to investors and be taxed only at the investor level, could be challenged under existing laws, or the tax laws could change.

         Indexed Securities

Each Fund may purchase indexed securities subject to its operating policy regarding derivative instruments. Indexed securities are securities the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Subject to the requirements of Rule 2a-7, Ivy Money Market Fund may purchase securities the value of which varies in relation to the value of financial indicators such as other securities, securities indexes or interest rates, as long as the indexed securities are U.S. dollar-denominated. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying investments. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. IICO will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of a Fund's investment allocations, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

         Initial Public Offerings

Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. Some Funds may engage in short-term trading in connection with their IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

         Investment Company Securities

Certain Funds may purchase securities of investment companies, except that a Fund whose shares are acquired by another Fund in the Ivy Family of Funds may not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. Ivy Asset Strategy Fund, Ivy Capital Appreciation Fund and Ivy Energy Fund may purchase securities of open-end and closed-end investment companies. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Closed-end Investment Companies. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their NAVs. If the Fund acquires shares of closed-end investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the 1940 Act, each Fund may invest up to 10% of its total assets in securities of closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for some of the Funds otherwise permitted to invest in foreign securities to invest indirectly in certain developing markets.

Exchange Traded Funds. Ivy Asset Strategy Fund, Ivy Capital Appreciation Fund and Ivy Energy Fund may invest in Exchange Traded Funds (ETFs) as a means of tracking the performance of a designated stock index while maintaining liquidity. For example, a Fund may invest in S&P 500 Depositary Receipts (SPDRs), which track the S&P 500 Index; S&P MidCap 400 Depositary Receipts (MidCap SPDRs), which track the S&P MidCap 400 Index; and "Dow Industrial Diamonds," which track the Dow Jones Industrial Average, or in other ETFs which track indexes, provided that such investments are consistent with a Fund's investment objective as determined by IICO or the Fund's subadvisor, as applicable. Each of these securities represents shares of ownership of a long-term unit investment trust that holds a portionate amount of shares of all of the issuers included in the relevant underlying index. Since most ETFs are a type of investment company, the Funds' purchases of ETF shares are subject to the non-fundamental investment restrictions regarding investments in other investment companies.

ETFs carry a price which equals a specified fraction of the value of the designated index and are exchange traded. As with other equity transactions, brokers charge a commission in connection with the purchase of ETFs. In addition, an asset management fee is charged in connection with the underlying unit investment trust (which is in addition to the investment management fee paid by a Fund).

Trading costs for ETFs are somewhat higher than those for stock index futures contracts, but, because ETFs trade like other exchange-listed equities, they represent a quick and convenient method of maximizing the use of a Fund's assets to track the return of a particular stock index.

Investments in an ETF generally present the same primary risks as investments in a conventional Fund, which are not exchange traded. The price of an ETF can fluctuate, and a Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETFs shares may trade at a premium or discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

         Lending Securities

For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to the maximum amount of total assets allowed by the SEC (currently, one-third of total assets which, for purposes of this limitation, will include the value of collateral received in return for securities loaned). If a Fund lends securities, the borrower pays the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not lent the securities. The Fund also receives additional compensation. Under a Fund's securities lending procedures, the Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by IICO. The creditworthiness of entities to which a Fund makes loans of portfolio securities is monitored by IICO throughout the term of the loan.

Any securities loans that a Fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Fund must receive collateral equal to no less than 100% of the market value of the securities lent. Under the present Guidelines, the collateral must consist of cash, U.S. government securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Fund to receive interest on the investment of the cash collateral or to receive interest on the U.S. government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

The letters of credit that a Fund may accept as collateral are agreements by banks (other than the borrowers of the Fund's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Fund, while the letter is in effect, amounts demanded by the Fund if the demand meets the terms of the letter. The Fund's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Fund's custodian bank) must be satisfactory to IICO. The Fund will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Fund within five business days after the Fund gives notice to do so. The Fund will lose its voting rights on securities loaned, and may not be able to have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. The Fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

Some, but not all, of these rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. The requirements do not cover the rules which may be changed without shareholder vote as to (1) whom securities may be lent, (2) the investment of cash collateral, or (3) voting rights.

There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities lent increases, as well as risks of delay in recovering the securities lent or even loss of rights in collateral should the borrower fail financially.

         Loans and Other Direct Debt Instruments

Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties.

Loan Participations. Ivy Asset Strategy and Ivy High Income Fund may purchase Loan Participations (sometimes called bank loans). Loan Participations are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, or investment banks). Purchasers of participation interests do not have any direct contractual relationship with the borrower. Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. In an assignment, the Fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the Fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

Most such Loan Participations are secured, and most impose restrictive covenants that must be met by the borrower. These loans typically are made by a syndicate of banks and institutional investors, represented by an agent bank that has negotiated and structured the loan and that is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower's performance and is obligated to use the same care it would use in the management of its own property. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and pre-funded or synthetic letters of credit.

A Fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing as assignment in a loan. In selecting the loans in which the Fund will invest, however, IICO will not rely on that credit analysis of the agent bank but will perform its own investment analysis of the borrowers. IICO's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of the loans the Fund will invest in will be rated by one or more of the national recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the Fund's credit quality policy. Some floating rate loans and other debt securities are not rated by any nationally recognized statistical rating organization. Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

Corporate loans in which the Fund may purchase a loan assignment are made generally to provide bridge loans (temporary financing), finance internal growth, mergers, acquisitions (acquiring another company), recapitalizations (reorganizing the assets and liabilities of a borrower), stock purchases, leverage buy-outs (taking over control of a company), dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the Fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The Fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by the Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the Fund is committed to make additional loans under such an assignment, it will at all times, designate cash or securities in an amount sufficient to meet such commitments. A revolving credit facility may require the Fund to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Notwithstanding its intention in certain situations to not receive material non-public information with respect to its management of investments in floating rate loans, IICO may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the Fund's portfolio. Possession of such information may in some instances occur despite IICO's efforts to avoid such possession, but in other instances, IICO may choose to receive such information (for example, in connection with participation in a creditor's committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, IICO's ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on IICO's ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by IICO may hold other securities issued by borrowers whose floating rate loans may be held in the Fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the Fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, IICO may owe conflicting fiduciary duties to the Fund and other client accounts. IICO will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if IICO's client account collectively held only a single category of the issuer's securities.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent's appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent's general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower's bankruptcy or insolvency, the borrower's obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Collateral. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

Generally, floating rate loans are secured unless (i) the purchaser's security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower's cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rates. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate ("LIBOR"), the Certificate of Deposit ("CD") Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower.

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans' values when interest rates change.

The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower's financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal's being reinvested in floating rate loans with lower yields.

The Fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the Fund's investment limitations). For purposes of these limitations, the Fund generally will treat the borrower as the "issuer" of indebtedness held by the Fund. In the case of participation interests where a bank or other lending institution serves as intermediate participant between the Fund and the borrower, if the participation interest does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Direct Debt Instruments. Ivy Asset Strategy Fund may invest in direct debt instruments, subject to its policies regarding the quality of debt securities. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If Ivy Asset Strategy Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to Ivy Asset Strategy Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on IICO's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, Ivy Asset Strategy Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Investments in direct debt instruments may entail less legal protection for Ivy Asset Strategy Fund. Direct indebtedness purchased by the Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. The Fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.

For purposes of the limitations on the amount of total assets that a Fund will invest in any one issuer or in issuers within the same industry, the Fund generally will treat the borrower as the issuer of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, Securities and Exchange Commission (SEC) interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as issuers for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

         Master Limited Partnerships

Ivy Energy Fund may invest in master limited partnerships. A master limited partnership is a limited partnership in which the ownership units are publicly traded. Master limited partnership units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. Master limited partnerships often own or hold interests in properties or businesses that are related to a particular industry. Generally, a master limited partnership is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a master limited partnership are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a master limited partnership than investors in a corporation. Additional risks involved with investing in a master limited partnership are risks associated with the specific industry or industries in which the partnership invests.

Additionally, since master limited partnerships generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund's return on its investment in the master limited partnership.

         Money Market Instruments

Money market instruments are high-quality, short-term debt instruments that generally present minimal credit risk. They may include U.S. government securities, commercial paper and other short-term corporate obligations, certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

         Mortgage-Backed and Asset-Backed Securities

Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The U.S. government mortgage-backed securities in which a Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

The Funds may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and the Funds may so invest as long as IICO determines that such investments are consistent with the Fund's goals and investment policies.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor's initial investment, even if the security is guaranteed by the U.S. government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other CMOs involve special risks, and evaluating them requires special knowledge.

Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

Special Characteristics of Mortgage-Backed and Asset-Backed Securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage backed securities to fluctuate rapidly. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value and in some instances reduced liquidity, of the CMO class.

         Municipal Bonds

Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main kinds of municipal bonds are general obligation bonds and revenue bonds. In general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or special tax or other revenue source.

A special class of bonds issued by state and local government authorities and agencies are private activity bonds (PABs). Only those PABs the interest on which is free from Federal income taxation (although the interest may be an item of tax preference for purposes of the Federal alternative minimum tax (AMT)) will be considered municipal bonds for purposes of Ivy Municipal Bond Fund's investment policies. In general, PABs are revenue bonds and are issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. They generally depend for their credit quality on the credit standing of the company involved. Therefore, to the extent the Fund invests a significant amount of its total assets in bonds issued by entities in any one industry, it will be subject to the risks inherent in the industry to which the issuer belongs.

For example, a hospital's gross receipts and net income available to service its debt are influenced by demand for hospital services, the ability of the hospital to provide the services required, management and medical capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding, and possible Federal legislation limiting the rates of increase of hospital charges. Significant events impacting the hospital industry in any one of these areas might adversely affect the industry's ability to service its debt or to pay principal when due.

Municipal leases and participation interests therein are another specific type of municipal bond. The factors that IICO considers in determining whether any rated municipal lease obligations are liquid include the following: (1) the frequency of trades and quotes for the obligations; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the securities; (4) the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer; (5) the likelihood that the marketability of the obligation will be maintained through the time the instrument is held; (6) the credit quality of the issuer and the lessee; and (7) the essentiality to the lessee of the property covered by the lease. Unrated municipal lease obligations are considered illiquid. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a variety of equipment and facilities. The Funds have not held and do not intend to hold such obligations directly as a lessor of the property but may from time to time purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a Fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt, including voter referenda, interest rate limits or public sale requirements. Leases, installment purchases or conditional sale contracts have evolved as means for governmental issuers to acquire property and equipment without being required to meet these constitutional and statutory requirements. Many leases and contracts include non-appropriation clauses providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. In determining the liquidity of a municipal lease obligation, IICO will differentiate between direct interests in municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond, a tax-exempt asset-backed security or any other investment structure using a municipal lease-purchased agreement as its base. While the former may present liquidity issues, the latter are based on a well-established method of securing payment of a municipal lease obligation.

IICO and the Funds rely on the opinion of bond counsel for the issuer in determining whether the interest on such issuers obligations is excludable from gross income for Federal income tax purposes. If a court holds that interest on an obligation held by Ivy Municipal Bond Fund is not excludable from gross income for Federal income tax purposes, the Fund will sell the obligation as soon as possible, but it might incur a loss upon such sale.

With respect to ratings of municipal bonds (see, Appendix A), now or in the future, S&P or Moody's may use different rating designations for municipal bonds depending on their maturities on issuance or other characteristics. For example, Moody's currently rates the top four categories of municipal notes (i.e., municipal bonds generally with a maturity at the time of issuance ranging from six months to three years) as MIG 1, MIG 2, MIG 3 and MIG 4. A Fund is not required to dispose of any municipal bond if its rating falls below the rating required for its purchase, nor does such a fall in rating affect the amount of unrated municipal bonds that a Fund may buy.

Tobacco Settlement Revenue Bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the Master Settlement Agreement (MSA). The MSA is a settlement agreement between certain states and U.S. tobacco manufacturers representing approximately 95% of the combined market share of tobacco manufacturers. The MSA provides for payments by the tobacco manufacturers to the states, in perpetuity, in exchange for a release of claims against the manufacturers and a pledge of no further tobacco-related litigation.

A number of states have securitized the future flow of these payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, which in turn is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be negatively affected if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers would cause a downward adjustment in the payment amounts. An MSA-participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Certain tobacco revenue bonds are supported by an annual state appropriation to pay any short falls in the payment of principal and interest on the bonds and are backed by the revenues of the state. Bonds having this additional layer of credit support present less risk to a Fund than stand-alone MSA bonds.

         Natural Resources and Physical Commodities

Since Ivy Energy Fund may invest a portion of its assets in securities of companies engaged in natural resources activities, this Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments. In selecting the Fund's investments, IICO will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the U.S. are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

Generally, energy commodities, such as coal, natural gas and crude oil, have distinctly higher volatility than other types of commodities, due in part to real time pricing and cross-commodity arbitrage described below. In purchasing related securities, IICO considers the integration of derivatives and physical trades for risk management in a real-time environment in order to meet the demands of the marketplace. As well, scheduling receipts, deliveries and transmission of a commodity can all impact investments in commodities.

Energy commodities have unique market risks and physical properties which can affect the available supply. Factors unique to energy commodities include: research and development, location, recovery costs, transportation costs, conversion costs, and storage costs, as well as global demand and other events that can affect demand such as war, weather and alternative energy sources. Natural gas and crude oil are especially susceptible to changes in supply and global demand.

As well, an investor in commodities must be able to manage cross-commodity arbitrage, i.e., the ability to determine positions stated in equivalent units of measure (Btu units). When assessing an investment opportunity--in coal, natural gas or crude oil--this calculation can be critical in determining the success an investor has when calculating how a trade breaks down into a single common denominator. Coal tolling, for instance, involves the conversion of coal to electricity for a fee. The tolling of coal gives marketers, suppliers and generators another arbitrage opportunity if there is a disparity between coal and electricity prices while providing some added liquidity between the two commodities.

Principal risks of investing in certain types of commodities include:

  Cross-commodity arbitrage can negatively impact the Fund's investments;
  Fluctuations in demand can negatively impact individual commodities: alternative sources of energy can create unforeseen competition; changes in weather can negatively affect demand; and global production can alter demand and the need for specific sources of energy;
  Fluctuations in supply can negatively impact individual commodities: transportation costs, research and development, location, recovery/retrieval costs, conversion costs, storage costs and natural disasters can all adversely impact different investments and types of energy;
  Environmental restrictions can increase costs of production;
  Restrictions placed by the government of a developing country related to investment, exchange controls, and repatriation of the proceeds of investment in that country;
  War can limit production or access to available supplies and/or resources.

Investments in precious metals (such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of a Fund's holdings, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation or depreciation on such investments. A Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When a Fund purchases a precious metal or other physical commodity, IICO currently intends that it will only be in a form that is readily marketable. Under the Federal tax law, a Fund may not earn more than 10% of its yearly gross income from gains resulting from selling precious metals or any other physical commodity (or options on futures thereon unless the gain is realized from certain hedging transactions). See Taxation of the Funds. Accordingly, a Fundo may be required to hold its precious metals or sell them at a loss, or to sell its securities at a gain, when for investment reasons it would not otherwise do so.

The ability of Ivy Asset Strategy Fund, for defensive purposes, to purchase and hold precious metals such as gold, silver and platinum may allow it to benefit from a potential increase in the price of precious metals or stability in the price of such metals at a time when the value of securities may be declining. For example, during periods of declining stock prices, the price of gold may increase or remain stable, while the value of the stock market may be subject to a general decline.

Precious metal prices are affected by various factors, such as economic conditions, political events and monetary policies. As a result, the price of gold, silver or platinum may fluctuate widely. The sole source of return to Ivy Asset Strategy Fund from such investments will be gains realized on sales; a negative return will be realized if the metal is sold at a loss. Investments in precious metals do not provide a yield. Ivy Asset Strategy Fund's direct investment in precious metals is limited by tax considerations. See Taxation of the Funds.

          Options, Futures and Other Strategies

General. IICO may use certain options, futures contracts (sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield or to attempt to hedge a Fund's investments. The strategies described below may be used in an attempt to manage the risks of a Fund's investments that can affect fluctuation in its NAV.

Generally, a Fund (other than Ivy Money Market Fund) may purchase and sell any type of Financial Instrument. However, as an operating policy, a Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. If a Fund is authorized to invest in foreign securities denominated in other currencies, it may purchase and sell foreign currency derivatives.

Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's holdings is the same as if the transaction were entered into for speculative purposes.

Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (CFTC). The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and the regulations thereunder and, therefore, are not subject to registration or regulation as a commodity pool operator under such Act. In addition, a Fund's ability to use Financial Instruments is limited by tax considerations. See Taxation of the Funds.

In addition to the instruments, strategies and risks described below, IICO expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as new techniques are developed, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. IICO may utilize these opportunities to the extent that they are consistent with a Fund's objective(s) and permitted by a Fund's investment limitations and applicable regulatory authorities. A Fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Prospectuses or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow:

(1)         Successful use of most Financial Instruments depends upon IICO's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2)         There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3)         If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because IICO projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

(4)         As described below, a Fund might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

(5)         A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

A type of put that a Fund may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the Fund. An optional delivery standby commitment gives the Fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Risks of Options on Securities. Options offer large amounts of leverage, which will result in a Fund's NAV being more sensitive to changes in the value of the related instrument. Each Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market, and there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not learn that the Fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This timing risk is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on an exchange) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

In addition, futures contract strategies can be used to manage the average duration of a Fund's fixed-income portfolio. If IICO wishes to shorten the average duration of a Fund's fixed-income portfolio, the Fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If IICO wishes to lengthen the average duration of a Fund's fixed-income portfolio, the Fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit initial margin in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures contracts exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by IICO may still not result in a successful transaction. IICO may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, a Fund may buy or sell index futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a Fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

Where index futures contracts are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

To the extent that a Fund enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Fund's holdings, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's total assets that are at risk in futures contracts, options on futures contracts and currency options.

Foreign Currency Hedging Strategies -- Special Considerations. Each Fund (other than Ivy Limited-Term Bond Fund, Ivy Money Market Fund and Ivy Municipal Bond Fund) may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts (forward currency contracts), as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which IICO believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts. Each Fund (other than Ivy Limited-Term Bond Fund, Ivy Money Market Fund and Ivy Municipal Bond Fund) may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long hedges; for example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

A Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Fund also may use forward currency contracts to attempt to enhance income or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that IICO believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and IICO believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Forward currency contracts are individually negotiated and privately traded by currency traders and their customers. These forward currency contracts may involve the sale of U.S. dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency (such foreign cross-currency contracts may be considered a hedging rather than a speculative strategy if the Fund's commitment to purchase the new (more favorable) currency is limited to the market value of the Fund's securities denominated in the old (less favorable) currency. Because these transactions are not entered into for hedging purposes, the Fund's custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis. The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, IICO believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

Successful use of forward currency contracts depends on IICO's skill in analyzing and predicting currency values. Forward currency contracts may substantially change a Fund's exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as IICO anticipates. There is no assurance that IICO's use of forward currency contracts will be advantageous to a Fund or that IICO will hedge at an appropriate time.

Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Turnover. A Fund's options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. Each Fund (other than Ivy Money Market Fund) may enter into swaps, including caps, floors and collars, for any legal purpose consistent with its investment objective and policies, including to attempt to obtain or preserve a particular return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, to attempt to enhance yield, to protect against currency fluctuations, as a duration management technique, or to gain exposure to certain markets in the most economical way possible.

A swap agreement is a derivative involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates (periodic payment dates) on the basis of a specified amount (notional principal amount). Examples of swap agreements include, but are not limited to, interest rate swaps (including caps, floors and collars), credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, and total return swaps.

The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and selling a floor.

Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps, floors and collars have an effect similar to buying or writing options.

The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. A "differential" swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap

The use of swap agreements by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, referenced rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a Fund's limitation on investments in illiquid securities.

Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. A leveraged swap transaction will not be considered to constitute the issuance of a "senior security" by a Fund, as that term is defined in the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. A Fund bears the risk that IICO will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the fund. If IICO attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause significant losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

The use of a swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if IICO does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The creditworthiness of firms with which a Fund enters into swaps, caps, floors or collars will be monitored by IICO. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund's custodian that satisfies the requirements of the 1940 Act. Each Fund will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. IICO believes that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

         Repurchase Agreements

Each Fund may purchase securities subject to repurchase agreements. If the repurchase agreement is not terminable within seven days, the securities will be considered illiquid. See Illiquid Investments. A repurchase agreement is an instrument under which the Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

The majority of the repurchase agreements in which a Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that the Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value and loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. A Fund's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Fund's custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by IICO.

         Restricted Securities

Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. For example, the Fund may purchase commercial paper that is issued in reliance on the so-called private placement exemption from registration that is afforded by Section 4(2) (Section 4(2) paper) of the 1933 Act. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent the Fund from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which the Fund seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, e.g., Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board of Directors. See Illiquid Investments.

         Short Sales Against the Box

Ivy Energy Fund may sell securities "short against the box." Whereas a short sale is the sale of a security the Fund does not own, a short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short. The Fund has no present intention to sell securities short in this fashion.

         U.S. Government Securities

Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities) are high quality debt instruments issued or guaranteed as to principal or interest by the U.S. Treasury or an agency or instrumentality of the U.S. government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

Certain securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. government, such as securities issued by the Export-Import Bank of the United States, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Housing Administration, General Services Administration, Ginnie Mae, Maritime Administration or Small Business Administration.

Other securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. government. For example, some securities are supported by the right of the agency or instrumentality to borrow from the Treasury, such as securities issued by the Federal Home Loan Banks, Freddie Mac, Fannie Mae, or Student Loan Marketing Association, and other securities are supported only by the credit of the agency or instrumentality, such as securities issued by the Federal Farm Credit Banks Funding Corporation or Tennessee Valley Authority.

If the securities issued or guaranteed by a U.S. government agency or instrumentality are not backed by the full faith and credit of the U.S. government, there can be no assurance that the U.S. government would provide financial support to the agency or instrumentality. A Fund will invest in securities of agencies and instrumentalities only if IICO is satisfied that the credit risk involved is acceptable.

U.S. government securities may include mortgage-backed securities issued or guaranteed as to the payment of principal and interest by U.S. government agencies or instrumentalities including, but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See Mortgage-Backed and Asset-Backed Securities. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit.

         Variable or Floating Rate Instruments

Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

         Warrants and Rights

Warrants are options to purchase equity securities at specified prices for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. They are also generally less liquid than an investment in the underlying securities.

         When-Issued and Delayed-Delivery Transactions

Each Fund may purchase securities in which it may invest on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold by a fund are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the Fund until delivery and payment is completed. When the Fund makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of securities in determining its NAV per share. When the Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When the Fund makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter value the securities at the sale price in determining the Fund's NAV per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss.

The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby fixing the purchase price to be paid on the settlement date at an amount below that to which the Fund anticipates the market price of such security to rise and, in the meantime, obtaining the benefit of investing the proceeds of the sale of its portfolio security at currently higher cash yields. Of course, the success of this strategy depends upon the ability of IICO to correctly anticipate increases and decreases in interest rates and prices of securities. If IICO anticipates a rise in interest rates and a decline in prices and, accordingly, a Fund sells securities on a forward commitment basis in order to hedge against falling prices, but in fact interest rates decline and prices rise, the Fund will have lost the opportunity to profit from the price increase. If IICO anticipates a decline in interest rates and a rise in prices, and, accordingly, the Fund sells a security in its portfolio and purchases the same or a similar security on a when-issued or forward commitment basis in order to enjoy currently high cash yields, but in fact interest rates increase and prices fall, the Fund will have lost the opportunity to profit from investment of the proceeds of the sale of the security at the increased interest rates. The likely effect of this hedging strategy, whether IICO is correct or incorrect in its prediction of interest rate and price movements, is to reduce the chances of large capital gains or losses and thereby reduce the likelihood of wide variations in a Fund's NAV.

When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. Each of these Funds may hold a when-issued security or forward commitment until the settlement date, even if the Fund will incur a loss upon settlement. To facilitate transactions in when-issued securities and forward commitments, a Fund's custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Fund, the portfolio securities themselves. If a Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. (At the time a Fund makes the commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased or, if a sale, the proceeds to be received, in determining its NAV.)

         Zero Coupon Securities

Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable debt obligations that make current distributions of interest in cash.

A Fund may invest in zero coupon securities that are stripped U.S. Treasury notes and bonds, zero coupon bonds of corporate or municipal issuers and other securities that are issued with original issue discount (OID). The Federal tax law requires that a holder of a security with OID accrue a ratable portion of the OID on the security as income each year, even though the holder may receive no interest payment on the security during the year. Accordingly, although a Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current income attributable to those securities and includable in the dividends it pays to its shareholders. The Fund will pay those dividends from its cash assets or by liquidation of portfolio securities, if necessary, at a time when it otherwise might not have done so. The Fund may realize capital gains or losses from those sales, which would increase or decrease its taxable income and/or net capital gains.

A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury security and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.

         Defensive Purposes

For temporary or defensive purposes, each Fund may invest in cash or cash items without limitation. The "cash items" in which each Fund may invest, include short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Fund; securities of investment companies that invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to their own fees and expenses); and other similar high-quality short-term U.S. dollar-denominated obligations.

Investment Restrictions and Limitations

Certain of the Funds' investment restrictions and other limitations are described in this SAI. The following are each Fund's fundamental investment restrictions set forth in their entirety, which, like each Fund's objective(s), cannot be changed without shareholder approval for the affected Fund. For this purpose, shareholder approval means the approval, at a meeting of Fund shareholders, by the lesser of (1) the holders of 67% or more of a Fund's shares represented at the meeting, if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction.

Fundamental Investment Restrictions and Limitations

(1)

Each Fund (other than Ivy Asset Strategy Fund) may not buy real estate, any nonliquid interests in real estate investment trusts or interests in real estate limited partnerships; however, each of these Funds may buy obligations or instruments that it otherwise may buy even though the issuer invests in real estate or interests in real estate. Ivy Asset Strategy Fund may not invest in real estate limited partnerships or purchase or sell real estate unless acquired as a result of ownership of securities (but this shall not prevent this Fund from purchasing and selling securities issued by companies or other entities or investment vehicles that deal in real estate or interests therein, nor shall this prevent this Fund from purchasing interests in pools of real estate mortgage loans);

(2)

Each Fund (other than Ivy Asset Strategy Fund, Ivy Capital Appreciation Fund and Ivy Energy Fund) may not acquire shares of an investment company that issues redeemable securities. Each Fund (other than Ivy Limited-Term Bond Fund, Ivy Money Market Fund or Ivy Municipal Bond Fund) may buy shares of an investment company that does not issue redeemable securities if the Fund does so in a regular transaction in the open market and in compliance with the requirements of the 1940 Act. Each of these Funds may purchase such securities if, as a result of such purchase, no more than 10% of its total assets are invested in such securities.

As operating policies, Ivy High Income Fund and Ivy Science and Technology Fund do not intend to invest more than 5% of their respective total assets in such securities; Ivy Asset Strategy Fund, Ivy Capital Appreciation Fund and Ivy Energy Fund may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act;

Notwithstanding the foregoing, each of the Funds (other than Ivy Limited-Term Bond Fund, Ivy Money Market Fund or Ivy Municipal Bond Fund) may also acquire investment company shares as part of a merger, consolidation or other reorganization;

(3)

The following applies to each of Ivy Core Equity Fund, Ivy Small Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Municipal Bond Fund, Ivy Asset Strategy Fund, Ivy Science and Technology Fund, Ivy Mid Cap Growth Fund and Ivy Money Market Fund:

The Fund may not lend money or other assets, other than through certain limited types of loans; however, each Fund may buy debt securities and other obligations consistent with its objective(s) and its other investment policies and restrictions, may enter into repurchase agreements (see Repurchase Agreements) and, except Ivy Municipal Bond Fund, may lend its portfolio securities to the extent allowed, and in accordance with the requirements, under the 1940 Act and as consistent with its objective(s) and its other investment policies and restrictions;

The following interpretation applies to, but is not part of, this fundamental restriction: the Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

The following applies to Ivy High Income Fund, Large Cap Growth Fund and Ivy Capital Appreciation Fund:

The Fund may not make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, lend Fund securities in accordance with its investment objective and policies and enter into repurchase agreements, to the extent allowed, and in accordance with the requirements, under the 1940 Act. For purposes of this restriction, the participation of the Fund in a credit facility whereby the Fund may directly lend and borrow money for temporary purposes, provided that the loans are made in accordance with an order of exemption from the Securities and Exchange Commission and any conditions thereto, will not be considered the making of a loan.

(4)	No Fund may invest for the purpose of exercising control or management of another issuer;

(5)

No Fund may sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (1) this policy does not prevent a Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (2) a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (3) a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

(6)

No Fund may engage in the underwriting of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under Federal securities laws;

(7)

No Fund may invest in a security if, as a result, it would own more than 10% of the outstanding voting securities of an issuer, or if more than 5% of a Fund's total assets would be invested in securities of that issuer, provided that U.S. government securities are not subject to this limitation and up to 25% of the total assets of each Fund may be invested without regard to these restrictions;

(8)

No Fund (other than Ivy Science and Technology Fund and Ivy Energy Fund) may buy a security, except for U.S. government securities, if, as a result, 25% or more of the Fund's total assets would then be invested in securities of issuers having their principal business activities in the same industry, except for municipal bonds (other than PABs) for Ivy Municipal Bond Fund and except for bank obligations and instruments for Ivy Money Market Fund;

(9)	Ivy Money Market Fund and Ivy Municipal Bond Fund may not purchase warrants;

(10)

Each Fund (other than Ivy Asset Strategy Fund) may not purchase or sell physical commodities; however, this policy does not prevent these Funds (other than Ivy Money Market Fund, Ivy Limited-Term Bond Fund or Ivy Municipal Bond Fund) from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments. Ivy Asset Strategy Fund may not purchase or sell physical commodities, except that this Fund may purchase and sell precious metals for temporary, defensive purposes; however, this policy shall not prevent this Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments. Ivy Energy Fund may invest in commodities relating to the energy sector, as described in the Prospectus and this SAI; as well, the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI. This policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments;

(11)	No Fund may issue senior securities. Each Fund may, however, issue additional series and classes of shares in accordance with the Articles of Incorporation.

Each Fund (other than Ivy Asset Strategy Fund, Ivy High Income Fund, Large Cap Growth Fund, Ivy Capital Appreciation Fund and Ivy Mid Cap Growth Fund) may not borrow money, except that these Funds may borrow money (and pledge assets in connection therewith) from banks for temporary, extraordinary or emergency purposes but only up to 5% of their respective total assets (10% of the total assets of Ivy Money Market Fund).

Ivy Asset Strategy Fund, Ivy High Income Fund, Large Cap Growth Fund and Ivy Capital Appreciation Fund may each borrow money only for temporary, emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (less liabilities other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of Ivy Asset Strategy Fund's total assets by reason of a decline in net assets will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. For purposes of this limitation, three days means three days, exclusive of Sundays and holidays.

Ivy Money Market Fund may not pledge, mortgage, or hypothecate assets as security for indebtedness except to secure permitted borrowings;

(12)	Each Fund (except Ivy Asset Strategy Fund) may not invest in interests in oil, gas or mineral leases or mineral development programs, including oil and gas limited partnerships;

(13)	At least 80% of Ivy Municipal Bond Fund's net assets will be invested during normal market conditions in municipal bonds; and

(14)	No Fund may participate on a joint, or a joint and several basis, in any trading account in securities.

The method of determining who is an issuer for purposes of the 5% limitation in fundamental restriction (7) is non-fundamental. In particular, in applying this limitation:

(a)

For municipal bonds created by a particular government but backed only by the assets and revenues of a subdivision of that government, such as an agency, instrumentality, authority or other subdivision, the Fund considers such subdivision to be the issuer;

(b)	For PABs, the nongovernmental user of facilities financed by the user is considered a separate issuer; and

(c)

Ivy Municipal Bond Fund considers a guarantee of a municipal bond to be a separate security that would be included in the limitation if the value of all municipal bonds created by the guarantor and owned by the Fund exceeds 10% of the value of the Fund's total assets. A municipal bond issuer will not be considered the guarantor for purposes of this limitation.

The following investment restrictions are not fundamental and may be changed by the Board of Directors without shareholder approval:

(1)

During normal market conditions, at least 80% of the net assets of Ivy Small Cap Growth Fund will be invested in small-cap growth stocks; at least 80% of the net assets of Ivy Large Cap Growth Fund will be invested in large-cap growth stocks; at least 80% of the net assets of Ivy Mid Cap Growth Fund will be invested in mid-cap growth stocks; at least 80% of Ivy Capital Appreciation Fund's and Ivy Core Equity Fund's net assets will be invested in equity securities, respectively; at least 80% of the net assets of Ivy Energy Fund will be invested in securities of companies within the energy sector, which includes all aspects of the energy industry, including exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources; at least 80% of the net assets of Ivy Science and Technology Fund will be invested in securities of science and technology companies or companies that benefit from the application of science and/or technology innovations; at least 80% of the net assets of Ivy Limited-Term Bond Fund will be invested in bonds with limited maturities; and at least 80% of the net assets of Ivy Municipal Bond Fund will be invested in municipal bonds.

Each Fund will notify Fund shareholders at least 60 days prior to a change in its respective 80% investment policy.

(2)

Ivy High Income Fund will not purchase a common stock if, as a result, more than 20% of its total assets would be invested in common stocks. This 20% limit includes common stocks acquired on conversion of convertible securities, on exercise of warrants or call options or in any other voluntary manner. The Fund does not currently intend to invest more than 10% of its total assets in non-dividend-paying common stocks.

(3)

Ivy Municipal Bond Fund does not intend to invest more than 50% of its total assets in PABs. Up to 10% of Ivy Municipal Bond Fund's total assets may be invested in debt securities other than municipal bonds. The Fund will have less than 25% of its total assets invested in securities of issuers located in any single state.

(4)

Ivy Money Market Fund may not purchase the securities of any one issuer (other than U.S. government securities) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of any one issuer, as determined in accordance with Rule 2a-7; provided, however, the Fund may invest up to 25% of its total assets in first tier securities of a single issuer for a period of up to 3 business days after purchase. The Fund may rely on this exception only as to one issuer at a time. Ivy Money Market Fund may not invest more than 5% of its total assets in securities rated in the second highest rating category by the requisite rating organization(s) or comparable unrated securities, with investments in such securities of any one issuer (except U.S. government securities) limited to the greater of 1% of the Fund's total assets or $1,000,000, as determined in accordance with Rule 2a-7.

(5)

Each Fund (other than Ivy Asset Strategy Fund, Ivy High Income Fund, Ivy Municipal Bond Fund and Ivy Money Market Fund) does not currently intend to invest in non-investment grade debt securities and unrated securities judged by IICO to be of equivalent quality if, as a result, more than 5% of its total assets, respectively, would consist of such investments. Ivy Asset Strategy Fund may not invest more than 35% of its total assets in non-investment grade debt securities. Ivy High Income Fund may invest all of its assets in non-investment grade debt securities. Ivy Limited-Term Bond Fund does not currently intend to invest more than 50% of its total assets in securities rated in the lowest tier of investment grade debt securities (those rated BBB by S&P or Baa by Moody's). At least 80% of Ivy Municipal Bond Fund's net assets will consist of municipal bonds of investment grade. Ivy Money Market Fund may not invest in non-investment grade debt securities. Ivy Energy Fund may not invest more than 10% of its total assets in non-investment grade debt securities.

(6)

Subject to the diversification requirements of Rule 2a-7, Ivy Money Market Fund may invest up to 10% of its total assets in Canadian Government obligations. Ivy Money Market Fund may not invest more than 25% of its total assets in a combination of foreign obligations and instruments.

(7)	Ivy Asset Strategy Fund, Ivy Energy Fund, Ivy High Income Fund and Ivy Science and Technology Fund may each invest an unlimited amount of its total assets in foreign securities.

(8)

Each of Ivy Core Equity Fund and Ivy Small Cap Growth Fund may invest up to 20% of its net assets, respectively, in foreign securities. Each of Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund and Ivy Capital Appreciation Fund may invest up to 25% of its total assets, respectively, in foreign securities. Ivy Municipal Bond Fund and Ivy Money Market Fund may invest in U.S. dollar-denominated commercial paper and other short-term equivalent securities issued by domestic and foreign issuers. Ivy Limited-Term Bond Fund may only invest in U.S. dollar denominated securities issued by domestic and foreign issuers.

(9)

Each Fund may not purchase a security if, as a result, more than 15% (10% for Ivy Money Market Fund) of its net assets would consist of illiquid investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued.

(10)

Each Fund (other than Ivy Money Market Fund) is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments only if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

(11)	Ivy Asset Strategy Fund may borrow money only from a bank. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(12)

Ivy Mid Cap Growth Fund may borrow only from banks and only to the extent that the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing.

(13)

Ivy Asset Strategy Fund may invest in money market instruments rated in one of the two highest categories by the requisite NRSRO or , if unrated, judged by IICO to be of comparable quality; provided, however, that the Fund may invest in a money market instrument rated below the two highest rating categories if such instrument is subject to a letter of credit or similar unconditional credit enhancement that is rated in one of the two highest categories by an NRSRO, or, if unrated, judged by IICO to be of comparable quality.

(14)

Ivy Asset Strategy Fund does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments. (This limitation does not apply to purchases of debt securities and other obligations or to repurchase agreements.)

(15)	Ivy Asset Strategy Fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

(16)

Ivy Money Market Fund will not invest in any security whose interest rate or principal amount to be repaid, or timing of repayments, varies or floats with the value of a foreign currency, the rate of interest payable on foreign currency borrowings, or with any interest rate or currency other than U.S. dollars.

(17)

Any Fund whose shares are acquired by another Fund of the Corporation or Ivy Funds in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

An investment policy or limitation that states a maximum percentage of a Fund's assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, a Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

Portfolio Turnover

A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A portfolio turnover rate of 100% would mean that the Fund had sold and purchased securities valued at 100% of its net assets within a one-year period. A Fund's turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares.

The portfolio turnover rates for the fiscal years ended March 31, 2007 and March 31, 2006 for each of the Funds were as follows:

	2007	2006
Ivy Asset Strategy Fund	123%	53%
Ivy Capital Appreciation Fund	95%	60%
Ivy Core Equity Fund	114%	79%
Ivy Energy Fund	11%	N/A
Ivy High Income Fund	98%	45%
Ivy Large Cap Growth Fund	93%	79%
Ivy Limited-Term Bond Fund	41%	28%
Ivy Mid Cap Growth Fund	25%	28%
Ivy Money Market Fund	N/A	N/A
Ivy Municipal Bond Fund	26%	20%
Ivy Science and Technology Fund	81%	112%
Ivy Small Cap Growth Fund	96%	87%

The portfolio turnover rate for the common stock portion of Ivy Asset Strategy Fund's portfolio for the fiscal year ended March 31, 2007 was 148%; the rate for the remainder of the portfolio was 8%.

The turnover rate for Ivy Asset Strategy Fund for the fiscal year ended March 31, 2007 was significantly higher than the turnover rate for the fiscal year ended March 31, 2006 due, primarily to the following:

  significant growth in Fund assets (from over $575 million as of March 31, 2006 to over $2.5 billion as of March 31, 2007)
  significant changes made in the equity allocation for the Fund at various times within the year, which raised roughly 35% cash which was reallocated into equities in the last quarter of the fiscal year.

The increased turnover rates for Ivy Core Equity Fund and Ivy High Income Fund, respectively, are attributable to the recent changes in portfolio management.

A high turnover rate will increase transaction costs and commission costs that will be borne by the Funds and could generate taxable income or loss.

Disclosure of Portfolio Holdings

The Funds have adopted policies and procedures intended to prevent unauthorized disclosure of Fund portfolio holdings information (Policy). The Policy permits disclosure of non-public portfolio holdings to selected parties only when a Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information.

         Publicly Available Portfolio Holdings

         A Fund's portfolio holdings are publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day such information is posted on the Ivy Funds website. This information may be a Fund's complete portfolio holdings disclosed in the Fund's semi-annual or annual reports and filed with the SEC on Form N-CSR or in the Fund's first and third quarter reports and filed with the SEC on Form N-Q. This information may also be a partial listing, such as a Fund's top ten portfolio holdings posted on the Ivy Funds website (approximately 30 days after quarter-end).

         Non-Public Portfolio Holdings

         The Policy allows the disclosure of a Fund's non-public portfolio holdings for a Fund's legitimate business purposes, subject to certain conditions, to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

         The Corporation's Treasurer or his designee may provide a Fund's non-public portfolio holdings to a rating and ranking organization (for example, Lipper, Morningstar, etc.), on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

         A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (for example, a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

         A Fund's partial or complete portfolio holdings may be disclosed as frequently as monthly, to certain other persons (recipients), including broker/dealers, current and prospective shareholders of the Fund and current and prospective clients of IICO (or its affiliate), provided that:

  The recipient requests such information from IICO (or its affiliate);
  The individual receiving the request, in conjunction with the Fund's Chief Compliance Officer (CCO), determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient;
  The individual receiving the request obtains prior approval from the Legal Department;
  The recipient signs a confidentiality agreement that provides that the non-public portfolio holdings: (a) will be kept confidential; (b) may not be used to trade in any such portfolio holding that has not been made publicly available nor to purchase or redeem shares of the Fund or any other fund managed by IICO or its affiliate holding such security; and (c) may not be disseminated or used for any purpose other than the purpose referenced in the confidentiality agreement; and
  No compensation is received by the Funds, IICO or any other party in connection with the disclosure of information about portfolio securities.

The Policy provides that attribution reports containing only sector and/or industry breakdown for a Fund can be released without a confidentiality agreement and without regard to any time constraints.

In determining whether there is a legitimate business purpose for making disclosure of a Fund's non-public portfolio holdings information, the CCO will typically consider whether the disclosure is in the best interests of Fund shareholders and whether any conflict of interest exists between the shareholders and the Fund or IICO or its affiliates. The Policy is subject to periodic review by the Board of Directors. As part of the annual review of the Fund's compliance policies and procedures, the CCO will report to the Board of Directors regarding the operation and effectiveness of the Policy, including as to any changes to the Policy that have been made or recommendations for future changes to the Policy.

The following is a list of those entities with which there is currently an ongoing arrangement to make available non-public information about a Fund's portfolio securities holdings.

Custodian, Auditors and Service Providers
UMB Bank, n.a.
Citigroup Global Transaction Services
Deloitte & Touche LLP
Bell Boyd & Lloyd LLP
Ivy Investment Management Company
Waddell & Reed Services Company
Ivy Funds Distributor, Inc.

Pursuant to a custodian contract, each Fund has selected UMB Bank, n.a. as custodian for its securities and cash. As custodian, UMB Bank maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by the custodian. Each Fund's sub-custodian, Citibank, N.A., serves a similar function for foreign securities.

Rating, Ranking and Research entities
Bloomberg
Lipper
Morningstar
Standard & Poors
Thompson Financial
Vickers
Wiesenberger
Ibbotson
Vestek
Institutional Shareholder Services

         Each Fund may send its complete portfolio holdings information to one or more of the rating, ranking and /or research agencies listed above for the purpose of having such agency develop a rating, ranking or specific research product for the Fund.

Brokerage and Brokerage-related information entities
A.G. Edwards & Sons, Inc.
ABN Amro, Inc.
Advest, Inc.
American Technology Research
Bank of America Securities, LLC
Bank of New York
Bank of Oklahoma
Barrington Research
BB & T Capital Markets
Bear Stearns & Co.
Belle Haven Investments, L.P.
Bergen Capital, Inc.
Bloomberg Tradebook, LLC
BMO Capital Markets
BNY Capital Markets
BOSC, Inc.
Canaccord Adams
Cantor Fitzgerald and Co.
Caris and Company
CIBC World Markets Corp.
Citigroup Global Markets, Inc.
Commerce Bank
Corby Capital
Cowen & Company
Crews & Associates, Inc.
CRT Capital Group, LLC
Credit Suisse First Boston, LLC
Credit Suisse Securities, LLC
D.A. Davidson
Deutsche Bank, AG
Empirical Research Partners
Fidelity Capital Markets
Fifth Third Securities, Inc.
First Albany Capital, Inc.
First Analysis Securities Corp.
Friedman, Billings, Ramsey & Co.
FTN Financial Capital Markets
George K. Baum & Company
Griffin, Kubik, Stephens & Thompson, Inc.
GMS Group, LLC
Goldman Sachs & Co.
Hanifen, Imhoff, Inc.
Hibernia Southcoast Capital, Inc.
Howard Weil, Inc.
Indie Research, LLC
International Strategy & Investment Group
Jefferies Group, Inc.
JMP Securities
JP Morgan Securities, Inc.
Kaufman Brothers
Keefe, Bryette & Woods, Inc.
KeyBanc Capital Markets
Kirkpatrick, Pettis, Smith, Polian, Inc.
Leerink Swann & Co
Legg Mason Wood Walker, Inc.
Lehman Brothers, Inc.
Longbow Research
Merrill Lynch Pierce Fenner & Smith
Mesirow Financial, Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley & Co., Inc.
M.R. Beal and Co.
Northland Securities
Off The Record Research
Pacific Crest
Piper Jaffray & Co.
Prudential Securities
Raymond James & Associates, Inc.
RBC Capital Markets
RBC Dain Rauscher, Inc.
Robert W. Baird & Co., Inc.
Roth Capital Partners
RW Presspitch & Co., Inc.
Sandler O'Neill
Sanford C. Bernstein
Sidoti & Company, LLC
Southwest Securities, Inc.
Stanford Washington Research Group
Stifel, Nicolaus & Co.
Think Equity Partners
Thomas Weisel Partners
UBS Investment Bank
United Capital Markets
W.H. Mell Associates, Inc.
Wachovia Securities, LLC
Wedbush Morgan Securities
William Blair & Co.
(B.C.) Ziegler & Company

Each Fund may send its complete portfolio holdings information to one or more of the brokerage and/or research firms listed above for the purpose of having such entity provide specific research and security-related information to the Fund. No compensation is received by any Fund, IICO or its affiliates and portfolio holdings information will only be provided for legitimate business purposes.

The Fund may, in the future, modify or terminate any or all of these arrangements and/or enter into additional arrangements of this nature.

MANAGEMENT OF THE FUNDS

Directors and Officers

The Corporation is governed by the Board of Directors (the Board). A majority of the Board members are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act and therefore qualify as Disinterested Directors. The Board elects the officers who are responsible for administering the Funds' day-to-day operations. The members of the Board are also Trustees for, and similarly oversee the operations of, each of the 16 funds in Ivy Funds, which, together with the 12 funds in the Ivy Funds, Inc., comprise the Ivy Family of Funds. The Waddell & Reed Fund Complex (Fund Complex) is comprised of the Ivy Family of Funds and the Advisors Fund Complex, which is comprised of each of the funds in the Waddell & Reed Advisors Funds (22 funds), W&R Target Funds, Inc. (21 funds) and Waddell & Reed InvestEd Portfolios, Inc. (three funds). Jarold W. Boettcher, Eleanor B. Schwartz, Joseph Harroz, Jr. and Henry J. Herrmann also serve as directors of each of the funds in the Advisors Fund Complex.

Joseph Harroz, Jr. serves as Independent Chair of the Corporation's Board and of the Board of Trustees of Ivy Funds.

A Director serves until his or her successor is elected and qualified or until his or her earlier death, resignation or removal. The Board appoints officers and delegates to them the management of the day-to-day operations of each of the Funds, based on policies reviewed and approved by the Board, with general oversight by the Board.

         Disinterested Directors

The following table provides information regarding each Disinterested Director.

NAME, ADDRESS AND AGE	POSITION HELD WITH THE FUND	DIRECTOR SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
Jarold W. Boettcher 6300 Lamar Avenue Overland Park, KS 66202 Age: 67	Director	Funds: 2003 Fund Complex: 2002	President of Boettcher Enterprises, Inc. (agriculture products and services) (1979 to present); President of Boettcher Supply, Inc. (electrical and plumbing supplies distributor) (1979 to present); President of Boettcher Aerial, Inc. (Aerial Ag Applicator) (1983 to present)	74	Director of Guaranty State Bank & Trust Co.; Director of Guaranty, Inc.; Trustee, Kansas Public Employees Retirement System; Director of Advisors Fund Complex (46 portfolios overseen)
James D. Gressett 6300 Lamar Avenue Overland Park, KS 66202 Age: 57	Director	Funds: 2003 Fund Complex: 2002	Secretary of Streetman Homes, LLP (homebuilding company) (2001 to present); Chief Executive Officer (CEO) of PacPizza LLC (Pizza Hut franchise) (2000 to 2004);	28	Director of Collins Financial Services, a debt recovery company
Joseph Harroz, Jr. 6300 Lamar Avenue Overland Park, KS 66202 Age: 40	Independent Chair Director	2006 Funds: 1998 Fund Complex: 1998	Vice President and General Counsel of the Board of Regents, University of Oklahoma (1996 to present); Adjunct Professor, University of Oklahoma Law School (1997 to present); Managing Member, Harroz Investments, LLC, commercial enterprise investments (1998 to present)	74	Director of Valliance Bank NA; Director of Advisors Fund Complex (46 portfolios overseen); Director, Melbourne Family Support Organization; Director, Norman Economic Development Coalition
Glendon E. Johnson, Jr. 6300 Lamar Avenue Overland Park, KS 66202 Age: 55	Director	Funds: 2003 Fund Complex: 2002	Of Counsel, Lee & Smith, PC (law firm) (1996 to present); Member/Manager, Castle Valley Ranches, LLC (ranching) (1995 to present)	28	None
Eleanor B. Schwartz 6300 Lamar Avenue Overland Park, KS 66202 Age: 70	Director	Funds: 1995 Fund Complex: 1995	Professor Emeritus (2003 to present); Professor of Business Administration, University of Missouri at Kansas City, 1980 to 2003	74	Director of Advisors Fund Complex (46 portfolios overseen)
Michael G. Smith 920 York Road Suite 350 Hinsdale IL 60521 Age: 63	Director	Funds: 2003 Fund Complex: 2002	Retired	28	Director of Executive Board, Cox Business School, Southern Methodist University; Director of Northwestern Mutual Life Series Funds & Mason Street Advisors Funds (18 portfolios overseen)
Edward M. Tighe 6300 Lamar Avenue Overland Park, KS 66202 Age: 64	Director	Funds: 2003 Fund Complex: 1999*	Retired; CEO and Director of Asgard Holding, LLC (computer network and security services) (2002 to 2004); CEO and Director of JBE Technology Group, Inc. (telecommunications services) (2001 to 2003)	28	Director of Hansberger International Funds (5 portfolios overseen)

*Mr. Tighe has been a Trustee for Ivy Funds since 1999. Ivy Funds became part of the Fund Complex in 2002, when Waddell & Reed Financial, Inc. (WDR) acquired the investment adviser of Ivy Funds.

         Interested Directors

A Director is "interested" by virtue of his/her engagement as an officer of WDR or its wholly owned subsidiaries, including the Fund's investment manager, IICO, the Fund's principal underwriter, IFDI, and the Fund's accounting services agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of his/her personal ownership in shares of WDR.

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUND	DIRECTOR/ OFFICER SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	TOTAL NUMBER OF PORTFOLIOS OVERSEEN	OTHER DIRECTORSHIPS HELD
Henry J. Herrmann 6300 Lamar Avenue Overland Park, KS 66202 Age: 64	President Director	Funds: 2001 Fund Complex: 2001 Funds: 1998 Fund Complex: 1998	CEO of WDR (2005 to present); President, CEO and Chairman of IICO (2002 to present); President, CEO and Chairman of Waddell & Reed Investment Management Company (WRIMCO) (1993 to present); President and Chief Investment Officer (CIO) of WDR (1998 to 2005); Chief Investment Officer of WRIMCO (1991 to 2005) and IICO (2002 to 2005); President of each of the funds in the Fund Complex	74

Director of WDR, IICO, WRSCO, Waddell & Reed, Inc. and WRIMCO; Director of each of the funds in the Advisors Fund Complex (46 portfolios overseen); Director, Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO; Director, Ivy Services Inc. (ISI), an affiliate of IICO

         Officers

The Board has appointed officers who are responsible for the day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Herrmann, who is President, the Funds' officers are:

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUND	OFFICER OF FUND SINCE	OFFICER OF FUND COMPLEX SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Joseph W. Kauten 6300 Lamar Avenue Overland Park KS 66202 Age: 38	Vice President Treasurer Principal Accounting Officer Principal Financial Officer	2006 2006 2006 2007	2006 2006 2006 2007

Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer of each of the funds in the Waddell & Reed Fund Complex (since 2006); Assistant Treasurer of each of the funds in the Waddell & Reed Fund Complex (2003 to 2006); Senior Manager, Deloitte & Touche LLP (2001 to 2003).

Mara D. Herrington 6300 Lamar Avenue Overland Park KS 66202 Age: 43	Vice President Secretary	2006 2006	2006 2006

Vice President and Secretary of each of the funds in the Waddell & Reed Fund Complex (since 2006); Vice President of WRIMCO and IICO (since 2006); formerly, Vice President and Associate General Counsel, Deutsche Investment Management Americas, Inc. (1994 to 2005).

Kristen A. Richards 6300 Lamar Avenue Overland Park KS 66202 Age: 39	Vice President Assistant Secretary Associate General Counsel	2000 2006 2000	2000 2006 2000

Senior Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present) and IICO (2002 to present); Vice President and Associate General Counsel of each of the funds in the Fund Complex (2000 to present); Assistant Secretary of each of the funds in the Fund Complex (since 2006); formerly, Secretary of each of the funds in the Fund Complex (2000 to 2006)

Daniel C. Schulte 6300 Lamar Avenue Overland Park KS 66202 Age: 41	Vice President General Counsel Assistant Secretary	2000 2000 2000	2000 2000 2000

Senior Vice President and General Counsel of WDR, Waddell & Reed, WRIMCO and WRSCO (2000 to present); Senior Vice President and General Counsel of IICO (2002 to present); Vice President, General Counsel and Assistant Secretary of each of the funds in the Fund Complex (2000 to present)

Scott J. Schneider 6300 Lamar Avenue Overland Park KS 66202 Age: 39	Chief Compliance Officer	2004	2004	Chief Compliance Officer for each of the Funds in the Fund Complex (2004 to present); formerly, Senior Attorney and Compliance Officer for each of the Funds in the Fund Complex (2000 to 2004)

         Committees of the Board of Directors

         The Board has established the following committees: Audit Committee, Executive Committee and Governance Committee. The respective duties and current memberships are:

Audit Committee. The Audit Committee serves as an independent and objective party to monitor the Corporation's accounting policies, financial reporting and internal control system, as well as the work of the Corporation's independent registered public accounting firm. The Committee also serves to provide an open avenue of communication among the Corporation's independent registered public accounting firm, the internal accounting staff IICO and the Board. The Audit Committee consists of Jarold W. Boettcher (Chair), Glendon E. Johnson, Jr. and Edward M. Tighe. During the fiscal year ended March 31, 2007, the Audit Committee met four times.

Executive Committee. The Executive Committee acts as necessary on behalf of the full Board. When the Board is not in session, the Executive Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Funds except the power to increase or decrease the size of, or fill vacancies on, the Board, and except as otherwise provided by law.The Executive Committee consists of Henry J. Herrmann (Chair), Joseph Harroz, Jr. and Glendon E. Johnson, Jr. During the fiscal year ended March 31, 2007, the Executive Committee did not meet.

Governance Committee. The Governance Committee (prior to June 3, 2003, known as Nominating Committee) evaluates, selects and recommends to the Board candidates to serve as Disinterested Directors. The Committee will consider candidates for Director recommended by Shareholders. Written recommendations with any supporting information should be directed to the Secretary of the Funds. The Governance Committee also oversees the functioning of the Board of Directors and its committees. The Governance Committee consists of James D. Gressett (Chair), Eleanor B. Schwartz and Michael G. Smith. During the fiscal year ended March 31, 2007, the Governance Committee met three times.

Valuation Committee. The Board no longer has its own Valuation Committee; however, the Board has authorized the creation of an internal committee comprised of persons as may be designated from time to time by WRSCO and includes Henry J. Herrmann as the Board's delegate. This committee is responsible in the first instance for fair valuation and will report all valuations to the Board on a quarterly (or s needed) basis for its review and approval.

         Ownership of Fund Shares
          (as of December 31, 2006)

The following tables provide information regarding shares of the Funds beneficially owned by each Director, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (Exchange Act) as well as the aggregate dollar range of shares owned, by each Director, within the Fund Complex. A Director may elect to defer a portion of his or her annual compensation, which amount is deemed to be invested in shares of funds within the Fund Complex. The amounts listed below as "beneficially owned" shares include any shares deemed invested by a Trustee.

Disinterested Directors

Director	Dollar Range of Shares Owned: Asset Strategy Fund	Dollar Range of Shares Owned: Core Equity Fund	Dollar Range of Shares Owned: Energy Fund	Dollar Range of Shares Owned: High Income Fund
Jarold W. Boettcher	$10,001 to $50,000	$0	$0	$0
James D. Gressett	over $100,000	$0	$0	$0
Joseph Harroz, Jr.	$10,001 to $50,000	$0	$0	$0
Glendon E. Johnson, Jr.	$0	$0	$0	$0
Eleanor B. Schwartz	$0	$0	$0	$0
Michael G. Smith	$0	$0	$0	$0
Edward M. Tighe	$10,001 to $50,000	$1 to $10,000	$10,001 to $50,000	$0

Director	Dollar Range of Shares Owned: Large Cap Growth Fund	Dollar Range of Shares Owned: Limited-Term Bond Fund	Dollar Range of Shares Owned: Mid Cap Growth Fund	Dollar Range of Shares Owned: Money Market Fund
Jarold W. Boettcher	$10,001 to $50,000	$0	$0	$1 to $10,000
James D. Gressett	$10,001 to $50,000	$0	$0	$0
Joseph Harroz, Jr.	$0	$0	$1 to $10,000	$0
Glendon E. Johnson, Jr.	$0	$0	$0	over $100,000
Eleanor B. Schwartz	$0	$0	$1 to $10,000	$0
Michael G. Smith	over $100,000	$0	over $100,000	over $100,000
Edward M. Tighe	$0	$0	$1 to $10,000	$0

Director	Dollar Range of Shares Owned: Municipal Bond Fund	Dollar Range of Shares Owned: Science and Technology Fund	Dollar Range of Shares Owned: Small Cap Growth Fund	Dollar Range of Shares Owned: Capital Appreciation Fund
Jarold W. Boettcher	$0	$10,001 to $50,000	$10,001 to $50,000	$10,001 to $50,000
James D. Gressett	$0	$10,001 to $50,000	$0	$0
Joseph Harroz, Jr.	$0	$0	$0	$10,001 to $50,000
Glendon E. Johnson, Jr.	$0	$0	$0	$0
Eleanor B. Schwartz	$0	$0	$0	$0
Michael G. Smith	$0	$0	$0	$0
Edward M. Tighe	$0	$10,001 to $50,000	$1 to $10,000	$1 to $10,000

Director	Aggregate Dollar Range of Fund Shares Owned in All Funds within the Ivy Family of Funds
Jarold W. Boettcher	over $100,000
James D. Gressett	over $100,000
Joseph Harroz, Jr.	over $100,000
Glendon E. Johnson, Jr.	over $100,000
Eleanor B. Schwartz	$10,001 to $50,000
Michael G. Smith	over $100,000
Edward M. Tighe	over $100,000

Interested Director

As of December 31, 2006, the dollar range of fund shares owned by Mr. Herrmann, the only interested Director, was:

Ivy Capital Appreciation Fund: $10,001 to $50,000

Ivy Science and Technology Fund: $10,001 to $50,000

The aggregate dollar range of fund shares owned by Mr. Herrmann in all funds within the Ivy Family of Funds was: $50,001 to $100,000.

Compensation

The fees paid to the Director/Trustees are divided among the funds in Ivy Family of Funds based on each fund's relative asset size. Prior to June 3, 2003, the Ivy Family of Funds consisted solely of the Funds in Ivy Funds then in existence, and the Funds were part of the Advisors Fund Complex, and the persons then serving as Directors of the Funds also served as Directors of each of the Funds in the Advisors Fund Complex. The Directors elected to the Board on June 3, 2003 also serve as Trustees for the Ivy Funds. For the fiscal year ended March 31, 2007, the Director/Trustees received the following fees for service as a director of the Funds:

	COMPENSATION TABLE

Director	Compensation From Funds	Total Compensation From Funds and Ivy Family of Funds[1]
------------	------------	------------
Henry J. Herrmann	$0	$ $ 0
Jarold W. Boettcher	15,149	51,500
James D. Gressett	14,332	48,500
Joseph Harroz, Jr.	19,014	64,625 [2]
Glendon E. Johnson, Jr.	15,149	51,500
Eleanor B. Schwartz	15,149	51,500
Michael G. Smith	15,149	51,500
Edward M. Tighe	15,149	51,500

1No pension or retirement benefits have been accrued as a part of Fund expenses.

2Mr. Harroz receives an additional fee of $12,500 annually for his services as Independent Chair of the Corporation's Board and of the Board of Trustees of Ivy Funds.

The aggregate compensation from the Corporation, as indicated above for each Director, is allocated to each series of the Corporation as follows:

	Asset Strategy Fund	Capital Appreciation Fund	Core Equity Fund	Energy Fund	High Income Fund	Large Cap Growth Fund

Henry J. Herrmann	$0	$0	$0	$0	$0	$0
Jarold W. Boettcher	6,015	242	1,265	0	409	1,238
James D. Gressett	5,825	227	1,179	0	385	1,156
Joseph Harroz, Jr.	7,559	304	1,586	0	513	1,553
Glendon E. Johnson, Jr.	6,015	242	1,265	0	409	1,238
Eleanor B. Schwartz	6,015	242	1,265	0	409	1,238
Michael G. Smith	6,015	242	1,265	0	409	1,238
Edward M. Tighe	6,015	242	1,265	0	409	1,238

	Limited- Term Bond Fund	Mid Cap Growth Fund	Money Market Fund	Municipal Bond Fund	Science and Technology Fund	Small Cap Growth Fund

Henry J. Herrmann	$0	$0	$0	$0	$0	$0
Jarold W. Boettcher	267	665	314	120	1,689	2,925
James D. Gressett	250	619	298	112	1,573	2,708
Joseph Harroz, Jr.	335	834	394	150	2,118	3,668
Glendon E. Johnson, Jr.	267	665	314	120	1,689	2,925
Eleanor B. Schwartz	267	665	314	120	1,689	2,925
Michael G. Smith	267	665	314	120	1,689	2,925
Edward M. Tighe	267	665	314	120	1,689	2,925

Of the Total Compensation listed above, the following amounts have been deferred:

James D. Gressett	$48,500
Joseph Harroz, Jr.	32,313
Eleanor B. Schwartz	9,600
Michael G. Smith	51,500
Edward M. Tighe	37,500

*Ivy International Growth Fund merged into Ivy International Fund effective March 27, 2006.

The officers as well as Mr. Herrmann are paid by IICO or its affiliates.

The Board had created an honorary position of Director Emeritus, whereby a Director of the predecessor Board of Directors who attained the age of 75 was required to resign his or her position as Director and, unless he or she elected otherwise, serves as Director Emeritus provided the Director has served as a Director of the Funds for at least five years which need not have been consecutive. A Director Emeritus receives an annual fee in an amount equal to the annual retainer he or she was receiving at the time he or she resigned as a Director; however, a Director initially elected to a Board of Directors on or after May 31, 1993, receives such annual fee only for a period of three years commencing upon the date the Director began his or her service as Director Emeritus, or in an equivalent lump sum. A Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her capacity as Director Emeritus, but he or she has no authority or responsibility with respect to the management of the Funds. Messrs. Henry L. Bellmon, Jay B. Dillingham, William T. Morgan, Ronald K. Richey and Paul S. Wise retired as Directors of the Funds, and each serves as Director Emeritus. The Board of the Corporation has determined to eliminate the plan for present and future Board members.

The following table shows the fees paid to each Director Emeritus, and the portion of that fee paid by the Funds, for the fiscal year ended March 31, 2007. IICO has agreed to reimburse the Funds for these payments.

Director Emeritus	Compensation from Funds	Total Compensation paid to Director Emeritus
Henry Bellmon	$1,788	$48,000
Jay B. Dillingham	1,556	44,000
William T. Morgan	2,869	65,500
Ronald K. Richey	1,948	48,000
Paul S. Wise	1,948	48,000

The aggregate compensation from the Corporation, as indicated above for each Director Emeritus, is allocated to each series of the Corporation as follows:

	Asset Strategy Fund	Capital Appreciation Fund	Core Equity Fund	Energy Fund	High Income Fund	Large Cap Growth Fund

Henry Bellmon	$40	$0	$960	$0	$20	$0
Jay B. Dillingham	36	0	748	0	0	0
William T. Morgan	145	14	864	0	53	69
Ronald K. Richey	56	0	988	0	44	0
Paul S. Wise	56	0	988	0	44	0

	Limited- Term Bond Fund	Mid Cap Growth Fund	Money Market Fund	Municipal Bond Fund	Science and Technology Fund	Small Cap Growth Fund

Henry Bellmon	$44	$0	$0	$92	$12	$620
Jay B. Dillingham	52	0	0	96	0	624
William T. Morgan	87	52	41	68	295	1,181
Ronald K. Richey	44	0	0	88	36	692
Paul S. Wise	44	0	0	88	36	692

Code of Ethics

The Funds, IICO and IFDI have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective directors, officers and employees to invest in securities, including securities that may be purchased or held by a Fund. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth information with respect to the Funds, as of August 20, 2007, regarding beneficial ownership of Fund shares.

		Shares owned
Name and Address		Beneficially
of Beneficial Owner	Class	or of Record	Percent
--------------------------	-------	-----------------	----------
ACPT Ttee AFCS Trust Fund	Money Market Fund
Invest Ed 529 Plan	Class E	30,000	7.66%
Karen A Abraham
FBO Matthew G Abraham
Fairfax VA

ACPE Ttee AFCS Trust Fund	Money Market Fund
Invest Ed 529 Plan	Class E	22,045	5.63%
Gary P Breaux
FBO Designated Beneficiary
Tomball TX

ACPE Ttee AFCS Trust Fund	Asset Strategy Fund
Invest Ed 529 Plan	Class E	1,422	1.52%
Vijaya R Cherukuri Cust
FBO Designated Beneficiary	High Income Fund
Diamond Bar CA	Class E	4,572	9.46%

ACPE Ttee AFCS Trust Fund	Core Equity Fund
Invest Ed 529 Plan	Class E	14,295	36.81%
Madelyn Dalgleish
FBO Designated Beneficiary
Mission Hills KS

ACPE Ttee AFCS Trust Fund	Capital Appreciation Fund
Invest Ed 529 Plan	Class E	3,336	9.12%
John G Eidemeuller
FBO Various	High Income Fund
Bethel Park PA	Class E	2,570	5.32%

	Small Cap Growth Fund
	Class E	867	5.38%

ACPR Ttee AFCE Trust Fund	Money Market Fund
Invest Ed 529 Plan	Class E	56,198	14.34%
FBO Designated Beneficiary
Orycia N Hammerschmitt Cust
Sewickley PA

ACPE Ttee AFCS Trust Fund	Science and Technology Fund
Invest Ed 529 Plan	Class E	822	5.13%
Edwin Marchall Hemness
FBO Various
Millington TN

ACPE Ttee AFCS Trust Fund	Capital Appreciation Fund
Invest Ed 529 Plan	Class E	1,909	5.21%
Douglas B McAdams
FBO Designated Beneficiary	Science and Technology Fund
Pittsburgh PA	Class E	668	4.17%

ACPE Ttee AFCS Trust Fund	Capital Appreciation Fund
Invest Ed 529 Plan	Class E	480	1.31%
Igor Motro
FBO Designated Beneficiary	Core Equity Fund
Sandy UT	Class E	599	1.54%

	High Income Fund
	Class E	767	1.59%

ACPE Ttee AFCS Trust Fund	Money Market Fund
Invest Ed 529 Plan	Class E	21,183	5.41%
Perry Ostmo
FBO Various
Sharon ND

ACPE Ttee AFCS Trust Fund	Asset Strategy Fund
Invest Ed 529 Plan	Class E	3,283	3.52%
Cathy H Owen
FBO Various
Honolulu HI

ACPE Ttee AFCS Trust Fund	Money Market Fund
Invest Ed 529 Plan	Class E	22,261	5.68%
FBO Designated Beneficiary
John P Paterra Cust
Charleroi PA

Ameritrade Inc FEBO	Asset Strategy Fund
Our Customers	Class Y	452,834	3.16%
Omaha NE 68103-2226
	High Income Fund
	Class Y	39,370	6.79%

	Limited-Term Bond Fund
	Class B	9,960	1.93%

	Science and Technology Fund
	Class Y	105,964	3.02%

Louid L Borick Foundation	High Income Fund
Van Nuys CA	Class A	686,893	6.12%

First Clearing, LLC	Municipal Bond Fund
Nicholas Chen	Class B	6,595	5.70%
Torrance CA

Citigroup Global Markets	Asset Strategy Fund
Attn: Andrew Gott	Class A	11,578,046	16.17%
Owings Mills MD 21117-3256	Class B	1,371,027	19.60%
	Class C	23,013,231	28.98%

	Capital Appreciation Fund
	Class A	918,543	4.69%
	Class B	40,093	6.29%
	Class C	1,016,967	25.19%

	Core Equity Fund
	Class A	128,984	1.51%
	Class B	12,168	1.13%

	Large Cap Growth Fund
	Class C	66,493	4.27%

	Mid Cap Growth Fund
	Class A	104,386	1.24%
	Class C	29,286	3.16%

	Money Market Fund
	Class B	379,157	9.33%
	Class C	860,650	9.08%

	Science and Technology Fund
	Class A	281,119	4.04%
	Class B	48,525	6.77%
	Class C	237,864	5.85%

Dummy Line	Energy Fund
Columbus OH 43218-2029	Class Y	17,996	23.39%

Robert Egbert &	Municipal Bond Fund
Joan Egbert	Class A	67,952	6.40%
Ventura CA

MG Trust Co Cust	Science and Technology Fund
FBO Frontier Trust Co as Ttee	Class R	7,892	35.27%
Northern Fruit Co 401(k) PSP
Denver CO

Hartford Life Insurance Co	Large Cap Growth Fund
Separate Account	Class R	1,042	10.45%
Simsbury CT
	Science and Technology Fund
	Class R	883	3.95%

Ivy Investment Management	Large Cap Growth Fund
Company	Class R	8,873	89.00%
ATTN: Bernita Moorshead
P O Box 29217	Mid Cap Growth Fund
Shawnee Mission KS	Class R	8,496	99.14%

	Science and Technology Fund
	Class R	3,889	17.38%

	Small Cap Growth Fund
	Class R	8,378	69.11%

Fiduciary Trust Co NH Cust	Money Market Fund
IRA Rollover	Class B	236,209	5.82%
FBO Allan T Lane
Ennis MT

Fiduciary Trust Co NH Cust	Money Market Fund
IRA Rollover	Class B	221,071	5.44%
FBO James P Leitzow
Sparks NV

William L Madison Trustee	Limited-Term Bond Fund
CPSP Johnson Madison Lmb Co	Class Y	45,643	39.81%
FBO Unallocated Assets
Qualified Profit Sharing Plan
Great Falls MT

MAC & Co	Small Cap Growth Fund
FBO Reed Smith Partners	Class Y	554,966	5.35%
Mutual Fund Operations
Pittsburgh PA

Counsel Trust Co Ttee	Science and Technology Fund
Make-A-Wish Foundation	Class R	3,699	16.53%
Of Metro New York
403(b) and 457(b) Plans
Pittsburgh PA

Fiduciary Trust Co NH Cust	Energy Fund
IRA Rollover	Class C	8,584	5.41%
FBO Richard L Melli
Wayne PA 19087-2760

Merrill Lynch Pierce Fenner	Science and Technology Fund
& Smith Inc	Class B	22,049	3.07%
Mutual Fund Operations –	Class C	328,892	8.09%
Service Team
Jacksonville FL

Fiduciary Trust Co NH Cust	Money Market Fund
IRA Rollover	Class C	483,435	5.10%
FBO Thomas E Mersch
Aurora NE

Raymond M Myers &	Municipal Bond Fund
Violet C Myers Jtn Ros	Class B	6,552	5.66%
Perkasie PA

Minnesota Life Insurance Company	Asset Strategy Fund
Attn: A6-4105	Class Y	402,114	2.80%
400 Robert St N # A6-4105
Saint Paul MN	Large Cap Growth Fund
	Class Y	3,560,177	82.64%

	Mid Cap Growth Fund
	Class Y	436,511	53.25%

	Money Market Fund
	Class A	4,254,128	5.75%

	Science and Technology Fund
	Class Y	384,347	10.97%

	Small Cap Growth Fund
	Class Y	3,160,132	30.47%

Mitra & Co	Small Cap Growth Fund
ATTN: ESP	Class A	936,592	10.57%
c/o M&I Trust Company
11270 W Park Pl Ste 400
Milwaukee WI

MLPF&S for the Sole	Asset Strategy Fund
Benefit of its Customers	Class A	3,112,389	4.35%
ATTN: Fund Administration	Class B	853,873	12.21%
4800 Deer Lake Dr E	Class C	18,026,196	22.70%
Jacksonville FL	Class Y	8,236,221	57.43%

	Capital Appreciation Fund
	Class A	455,739	2.33%
	Class B	138,964	21.80%
	Class C	1,759,622	43.59%
	Class Y	3,423,972	95.13%

	Core Equity Fund
	Class B	22,073	2.04%

	High Income Fund
	Class B	21,278	2.54%
	Class C	33,763	1.73%

	Large Cap Growth Fund
	Class B	44,876	4.21%
	Class C	117,553	7.55%
	Class Y	357,703	8.30%

	Limited-Term Bond Fund
	Class B	53,777	10.43%
	Class C	79,602	6.94%
	Class Y	11,561	10.08%

	Mid Cap Growth Fund
	Class B	36,118	4.17%
	Class C	36,668	3.95%
	Class Y	20,912	2.55%

	Municipal Bond Fund
	Class B	26,772	23.12%
	Class C	156,360	12.31%

	Science and Technology Fund
	Class R	2,462	11.00%
	Class Y	319,016	9.11%

	Small Cap Growth Fund
	Class C	273,110	1.39%
	Class R	3,238	26.71%

Otha B Nance &	Municipal Bond Fund
V Zoann Nance Jtn Ros	Class B	22,041	19.04%
Chicago IL

Nationwide Insurance Company	High Income Fund
NWPPAVA2	Class Y	220,572	38.07%
% IPO Portfolio Accounting
PO Box 182029
Columbus OH

Nationwide Trust Company FSB	Asset Strategy Fund
c/o IPO Portfolio Accounting	Class Y	793,816	5.54%
P O Box 182029
Columbus OH	Core Equity Fund
	Class A	89,494	1.05%
	Class Y	88,274	48.04%

	High Income Fund
	Class A	195,487	1.74%
	Class Y	255,887	44.16%

	Large Cap Growth Fund
	Class Y	203,877	4.73%

	Limited-Term Bond Fund
	Class Y	29,459	25.69%

	Mid Cap Growth Fund
	Class A	112,736	1.34%
	Class Y	327,329	39.93%

	Science and Technology Fund
	Class A	124,306	1.79%
	Class Y	554,199	15.82%

	Small Cap Growth Fund
	Class A	199,359	2.25%
	Class Y	440,165	4.24%

MG Trust Company	Science and Technology Fund
FBO Frontier Trust Co Ttee	Class R	1,810	8.09%
Organix 401K & PSP
Fargo ND

Pershing LLC	Capital Appreciation Fund
P O Box 2052	Class B	6,693	1.05%
Jersey City NJ
	Energy Fund
	Class B	4,688	4.92%
	Class C	2,146	1.35%

	Money Market Fund
	Class B	58,175	1.43%

	Municipal Bond Fund
	Class B	17,053	14.73%

Priac Cust	Small Cap Growth Fund
FBO Various Retirement Plans	Class Y	2,341,243	22.57%
Hartford CT

Prudential Inv Mgmnt Svc	Asset Strategy Fund
FBO of Mutual Fund Clients	Class A	3,596,046	5.02%
Attn: Pruchoice Unit
Iselin NJ 08830-2710	Core Equity Fund
	Class Y	2,340	1.27%

	Science and Technology Fund
	Class Y	151,269	4.32%

	Small Cap Growth Fund
	Class Y	142,621	1.37%

T Rowe Price Retirement Plan	Science and Technology Fund
Services	Class Y	419,506	11.97%
FBO Retirement Plan Clients
Owings Mills MD

Charles Schwab & Co Inc	Science and Technology Fund
Reinvest Account	Class A	149,999	2.16%
Attn: Mutual Fund Dept
San Francisco CA

Charles Schwab & Co Inc	Asset Strategy Fund
Special Custody A/C for the	Class A	6,004,909	8.38%
Benefit of Customers	Class Y	1,028,524	7.17%
ATTN: Mutual Funds
101 Montgomery St	Capital Appreciation Fund
San Francisco CA	Class A	3,390,387	17.31%

	Core Equity Fund
	Class Y	24,912	13.56%

	Science and Technology Fund
	Class Y	563,470	16.08%

	Small Cap Growth Fund
	Class A	147,515	1.67%
	Class Y	1,569,594	15.13%

Securian Financial Services Inc.	Money Market Fund
ATTN: Angie Olson A6-6493	Class A	4,456,494	6.03%
400 Robert St N
St Paul MN

Transamerica Life Insurance Co	Science and Technology Fund
Los Angeles CA	Class Y	188,636	5.38%

Waddell & Reed Financial Inc	Asset Strategy Fund
ATTN: Bernita Moorshead	Class E	4,857	5.21%
P O Box 29217
Shawnee Mission KS	Capital Appreciation Fund
	Class E	9,881	27.00%

	Core Equity Fund
	Class E	9,950	25.62%

	Energy Fund
	Class E	9,542	100.00%
	Class I	9,515	100.00%

	High Income Fund
	Class E	11,488	23.76%

	Large Cap Growth Fund
	Class E	8,446	70.09%

	Limited-Term Bond Fund
	Class E	9,970	100.00%

	Mid Cap Growth Fund
	Class A	311,682	3.71%
	Class E	7,616	39.42%

	Money Market Fund
	Class E	101,441	25.89%

	Science and Technology Fund
	Class E	3,473	21.70%

	Small Cap Growth Fund
	Class E	7,675	47.62%

Waddell & Reed Inc.	Money Market Fund
ATTN: Bernita Moorshead	Class A	2,054,764	2.78%
P O Box 29217
Shawnee Mission KS

Waddell & Reed Inc.	Core Equity Fund
DCA Acct	Class Y	7,472	4.07%
ATTN: Bernita Moorshead
PO Box 29217	High Income Fund
Shawnee Mission KS	Class Y	46,753	8.070%

	Large Cap Growth Fund
	Class Y	97,769	2.27%

	Limited-Term Bond Fund
	Class Y	3,571	3.11%

	Municipal Bond Fund
	Class Y	2,137	93.64%

Waddell & Reed	Asset Strategy Fund
Financial, Inc.	Class I	119,557	98.83%
401(k) and Thrift Plan
6300 Lamar Avenue	Capital Appreciation Fund
Overland Park KS	Class I	53,791	100.00%

	Core Equity Fund
	Class I	18,623	100.00%

	High Income Fund
	Class I	26,689	100.00%

	Large Cap Growth Fund
	Class I	92,082	100.00%

	Limited-Term Bond Fund
	Class I	12,243	100.00%

	Mid Cap Growth Fund
	Class I	40,325	100.00%

	Science and Technology Fund
	Class I	80,635	100.00%

	Small Cap Growth Fund
	Class I	129,326	100.00%

WRIICO	Core Equity Fund
Bernita F Mooshead	Class Y	57,208	31.14%
Waddell & Reed
6300 Lamar Ave	Energy Fund
Overland Park KS	Class A	50,000	4.43%
	Class B	50,000	52.46%
	Class C	50,000	31.52%
	Class Y	50,000	64.98%

Yeilding Family 1991 Rev Trust	Municipal Bond Fund
Jeff & Mildred Yeilding Ttees	Class Y	144	6.32%
Pelham AL
         As of August 20, 2007, all of the Directors and officers of the Funds, as a group, owned less than 1% of the outstanding shares of each of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

The Management Agreement

On August 31, 1992, Ivy Funds, Inc. (formerly, W&R Funds, Inc.) entered into an Investment Management Agreement (Management Agreement) with Waddell & Reed Investment Management Company (WRIMCO). On June 30, 2003, the Management Agreement was assigned to Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WRIMCO and a subsidiary of Waddell & Reed Financial, Inc. Such assignment was approved by the Funds' Board of Directors, including a majority of the Disinterested Directors, at a meeting held on May 21, 2003. On March 7, 2005, WRIICO changed its name to Ivy Investment Management Company (IICO). Under the Management Agreement, IICO is employed to supervise the investments of the Funds and provide investment advice to the Funds. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO also serves as investment manager to each of the funds in Ivy Funds, a Massachusetts Business Trust.

The Management Agreement permits IICO, or an affiliate of IICO, to enter into a separate agreement for transfer agency services (the Shareholder Servicing Agreement) and a separate agreement for accounting services (the Accounting Services Agreement) with the Funds. The Management Agreement contains detailed provisions as to the matters to be considered by the Board of Directors prior to approving any Shareholder Servicing Agreement or Accounting Services Agreement.

The Management Agreement was renewed by the Board of Directors at the meeting held August 16, 2006, and will continue in effect for the period from October 1, 2006, through October 1, 2007, unless sooner terminated. The Management Agreement provides that it may be renewed year to year, provided that any such renewal has been specifically approved, at least annually, by (i) the Board of Directors, or by a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Funds, and (ii) the vote of a majority of the Directors who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Funds or IICO (the Disinterested Directors). The Management Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Management Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). A discussion regarding the basis of the approval of the Management Agreement is available in the Corporation's Semiannual Report to Shareholders, dated September 30, 2006, which is available upon request.

Payments for Management Services

Under the Management Agreement, for IICO's management services, the Funds pay IICO a fee as described in the Prospectuses. The management fees paid to IICO during the fiscal years ended March 31, 2007, March 31, 2006 and March 31, 2005 for each of the Funds then in existence were as follows:

	2007	2006	2005
Ivy Asset Strategy Fund	$10,066,502	$1,651,626	$ 569,621
Ivy Capital Appreciation Fund*	323,446 including 346,483 excluding	126,522 including 207,389 excluding	0 including 68,086 excluding
Ivy Core Equity Fund	1,795,638	1,811,332	1,881,907
Ivy Energy Fund*	0 including 44,059 excluding	N/A	N/A
Ivy High Income Fund	557,000	425,239	377,775
Ivy Large Cap Growth Fund	1,763,010	1,385,180	1,033,005
Ivy Limited-Term Bond Fund	272,016	285,106	333,019
Ivy Mid Cap Growth Fund	1,141,762	941,571	706,572
Ivy Money Market Fund	261,445	194,704	192,358
Ivy Municipal Bond Fund*	69,541 including 129,221 excluding	23,249 including 127,244 excluding	64,781 including 130,488 excluding
Ivy Science and Technology Fund	2,936,096	2,266,481	1,379,117
Ivy Small Cap Growth Fund	4,869,270	4,962,291	4,383,412

* IICO has voluntarily agreed to waive its management fee for any day that the Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver. In the above table, the terms "including" and "excluding" refer to effect of such a waiver. The amount shown "including" the waiver is the actual management fee paid with the waiver in effect, whereas the amount shown "excluding" the waiver is the management fee that would have been paid by the Fund had the waiver not been in effect.

For purposes of calculating the daily fee, the Funds do not include money owed to them by IFDI for shares which it has sold but not yet paid to the Funds. The Funds accrue and pay this fee daily.

Shareholder Services

Under the Shareholder Servicing Agreement entered into between the Funds and Waddell & Reed Services Company (WRSCO), a subsidiary of Waddell & Reed, WRSCO performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to the Funds and handling of shareholder inquiries. A new Shareholder Servicing Agreement, or amendments to the existing one, may be approved by the Board of Directors without shareholder approval.

The Shareholder Servicing Agreement with respect to Class A, Class B, Class C and Class E shares provides that each Fund (other than Ivy Money Market Fund) pays WRSCO an annual fee (payable monthly) for each account of the Fund that is non-networked and that fee ranges from $18.05 to $20.35 per account; however, WRSCO has agreed to reduce these fees if the number of total Fund accounts within the Complex reaches certain levels. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial companies who are agents of the Fund for the limited purpose of purchases and sales), WRSCO has agreed to reduce its per account fees charged to the Funds to $6.00 per account, with the Funds bearing the remainder of the costs charged by the financial services companies (which historically has averaged $6.00 per account but could be $20.00, or higher, per account).

Ivy Money Market Fund pays an amount payable on the first day of each month of $1.75 for each account of the Fund which was in existence during any portion of the immediately preceding month. In addition, for Class A shares of each of Ivy Limited-Term Bond Fund and Ivy Money Market Fund, the Fund also pays WRSCO a monthly fee of $0.75 for each shareholder check it processes.

Each Fund, or IICO (including any affiliate of IICO), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account. These payments range from an annual fee of $3.00 to $20.00 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

With respect to Class Y and Class I shares, each Fund pays WRSCO an amount payable on the first day of each month equal to 1/12 of 0.15 of 1% of the average daily net assets of the Class for the preceding month.

With respect to Class R shares, each Fund pays WRSCO an amount payable on the first day of the month equal to 1/12 of 0.20 of 1% of the average daily net assets of the Class for the preceding month.

Each Fund also pays certain out-of-pocket expenses of WRSCO, including: long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of any sub-agent used by WRSCO in performing services under the Shareholder Servicing Agreement including the cost of providing a record keeping system; and costs of legal and special services not provided by IICO or WRSCO.

Through July 31, 2008, IFDI and WRSCO have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class A and Class E shares of Ivy Capital Appreciation Fund at 1.35%; the expenses for Class A and Class E shares of Ivy Large Cap Growth Fund at 1.15%; and the expenses for Class Y shares of Ivy Large Cap Growth Fund at 1.06%.

Accounting Services

Under the Accounting and Administrative Services Agreement entered into between the Funds and WRSCO, WRSCO provides the Funds with bookkeeping and accounting services and assistance, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new Accounting and Administrative Services Agreement, or amendments to an existing one, may be approved by the Board of Directors without shareholder approval.

Under the Accounting and Administrative Services Agreement, each Fund pays WRSCO, a monthly fee shown in the following table, based on the average daily net assets during the prior month.

Accounting Services Fee

Average Daily Net Assets for the Month				Monthly Fee
$0	-	$10	million	$0
$10	-	$25	million	$958
$25	-	$50	million	$1,925
$50	-	$100	million	$2,958
$100	-	$200	million	$4,033
$200	-	$350	million	$5,267
$350	-	$550	million	$6,875
$550	-	$750	million	$8,025
$750	-	$1.0	billion	$10,133
$1.0 billion and over				$12,375

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Each Fund also pays a monthly fee at the annual rate of 0.01% or one basis point for the first $1 billion of assets with no fee charges for assets in excess of $1 billion. This fee may be voluntarily waived until Fund assets are at least $10 million.

Fees paid to WRSCO during the fiscal years ended March 31, 2007, March 31, 2006 and March 31, 2005 for each of the Funds then in existence were as follows:

	2007	2006	2005
Ivy Asset Strategy Fund	$244,773	$89,179	$47,489
Ivy Capital Appreciation Fund	36,896	24,919	7,896
Ivy Core Equity Fund	93,614	93,849	94,776
Ivy Energy Fund	0	N/A	N/A
Ivy High Income Fund	51,700	44,974	44,208
Ivy Large Cap Growth Fund	94,752	78,946	66,807
Ivy Limited-Term Bond Fund	43,611	43,887	44,824
Ivy Mid Cap Growth Fund	66,697	59,897	46,478
Ivy Money Market Fund	42,776	30,196	32,307
Ivy Municipal Bond Fund	22,093	16,866	21,087
Ivy Science and Technology Fund	114,822	92,481	68,213
Ivy Small Cap Growth Fund	159,511	158,842	142,626

Since each Fund pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, IICO and WRSCO, respectively, pay all of their own expenses, except as otherwise noted in the respective agreements, in providing these services, unless otherwise referenced in the applicable agreement. Amounts paid by a Fund under the Shareholder Servicing Agreement are described above. IICO and its affiliates pay the Directors and officers of the Funds who are affiliated with IICO and its affiliates. The Funds pay the fees and expenses of the other Directors.

Each Fund pays all of its other expenses. These include, for each Fund, the costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Funds under Federal or other securities laws and to the Investment Company Institute and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Distribution Services

IFDI has served as principal underwriter and distributor to the Funds since June 16, 2003. Prior to June 16, 2003, Waddell & Reed, Inc. served as principal underwriter and distributor to the Funds. On June 16, 2003, Waddell & Reed, Inc. assigned the Principal Underwriting Agreement with Ivy Funds, Inc. (formerly W&R Funds, Inc.) to IFDI; such assignment was approved by the Board of Directors, including a majority of the Disinterested Directors, at a meeting held on May 21, 2003. Pursuant to the amended and restated Distribution Agreement, dated September 3, 2003, IFDI offers the Fund's shares through financial advisors of Waddell & Reed, Inc. and Legend Equities Corporation (Legend) and sales managers and through other broker-dealers, banks and other appropriate intermediaries (the sales force). In distributing shares through its sales force, IFDI will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Fund's shares.

Under the Distribution and Service Plan (the Plan) for Class A shares adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act (Rule 12b-1), each Fund (other than Ivy Money Market Fund) may pay IFDI a fee not to exceed 0.25% of the Fund's average annual net assets attributable to Class A shares, paid daily, to compensate IFDI for its costs and expenses in connection with, either directly or through others, the distribution of the Class A shares and/or the provision of personal services to Class A shareholders and/or maintenance of Class A shareholder accounts.

Under the Plans adopted for Class B shares and Class C shares respectively, each Fund may pay IFDI a service fee not to exceed 0.25% of the Fund's average annual net assets attributable to that class, paid daily, to compensate IFDI for its services, either directly or through others, in connection with the provision of personal services to shareholders of that class and/or the maintenance of shareholder accounts of that class and a distribution fee of 0.75% of the Fund's average annual net assets attributable to that class, paid daily, to compensate IFDI for its services, either directly or through others, in connection with the distribution of shares of that class.

Under the Plan adopted for Class Y shares, each Fund pays IFDI daily a distribution and/or service fee of 0.25% of the Fund's average annual net assets attributable to that class, paid daily, to compensate IFDI for its services, either directly or through others, in connection with the distribution of shares of that class.

Under the Plan adopted for Class E shares, each Fund pays IFDI a fee of 0.25% of the Fund's average annual net assets attributable to Class E shares, paid daily, to compensate IFDI for its costs and expenses in connection with, either directly or through others, the distribution of the Class E shares, the provision of personal services to Class E shareholders and/or maintenance of Class E shareholder accounts.

Under the Plan adopted for Class R shares, each Fund pays IFDI a distribution and service fee at an annual rate of 0.50% of the Fund's average annual net assets attributable to Class R shares, paid daily, to compensate IFDI for its services, either directly or through others, in connection with the distribution of shares of that class, and provision of personal services to shareholders of that class.

IFDI offers the Funds' shares through non-affiliated financial advisors, registered representatives and sales managers of Waddell & Reed, Inc. and Legend and through other broker-dealers, banks and other appropriate intermediaries (the sales force). In distributing shares through the sales force, IFDI will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Funds' shares, as applicable. The Plans permit IFDI to receive compensation for the class-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Plans also contemplate that IFDI may be compensated for its activities in connection with: compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to shareholders of each Fund and/or maintaining shareholder accounts; increasing services provided to shareholders of each Fund by office personnel located at field sales offices; engaging in other activities useful in providing personal service to shareholders of each Fund and/or maintenance of shareholder accounts; and its arrangements with broker-dealers who may regularly sell shares of the Funds, and other third parties, for providing shareholder services and/or maintaining shareholder accounts with respect to Fund shares. Each Plan and the Underwriting Agreement contemplate that IFDI may be compensated for these class-related distribution efforts through the distribution fee.

The sales force and other parties may be paid continuing compensation based on the value of the shares held by shareholders to whom the member of the sales force is assigned to provide personal services, and IFDI or WRSCO, as well as other parties may also provide services to shareholders through telephonic means and written communications. IFDI may pay other broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares.

For the fiscal year ended March 31, 2007, the Funds paid (or accrued) the following amounts as distribution fees and service fees under the Class A Plan for each of the Funds:

Fund	Distribution Fees	Service Fees
Ivy Asset Strategy Fund	$0	$1,738,323
Ivy Capital Appreciation Fund[1]	0	104,245
Ivy Core Equity Fund	0	193,128
Ivy Energy Fund	0	8,351
Ivy High Income Fund	0	140,817
Ivy Large Cap Growth Fund[1]	0	399,978
Ivy Limited-Term Bond Fund	0	87,201
Ivy Mid Cap Growth Fund	0	251,948
Ivy Municipal Bond Fund	0	18,530
Ivy Science and Technology Fund	0	400,563
Ivy Small Cap Growth Fund	0	296,445

1Through July 31, 2008, IFDI and WRSCO have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class A shares of Ivy Capital Appreciation Fund at 1.35% and the expenses for Class A shares of Ivy Large Cap Growth Fund at 1.15%.

For the fiscal year ended March 31, 2007, the Funds paid (or accrued) the following amounts as distribution fees and service fees under the Class B Plan for each of the Funds:

Fund	Distribution Fees	Service Fees
Ivy Asset Strategy Fund	$554,367	$184,789
Ivy Capital Appreciation Fund	18,993	6,331
Ivy Core Equity Fund	80,799	26,933
Ivy Energy Fund	4,456	1,485
Ivy High Income Fund	46,106	15,369
Ivy Large Cap Growth Fund	83,229	27,743
Ivy Limited-Term Bond Fund	38,536	12,846
Ivy Mid Cap Growth Fund	82,305	27,435
Ivy Money Market Fund	31,213	10,404
Ivy Municipal Bond Fund	10,704	3,568
Ivy Science and Technology Fund	128,667	42,889
Ivy Small Cap Growth Fund	123,537	41,179

For the fiscal year ended March 31, 2007, the Funds paid (or accrued) the following amounts as distribution fees and service fees under the Class C Plan for each of the Funds:

Fund	Distribution Fees	Service Fees
Ivy Asset Strategy Fund	$4,876,460	$1,625,487
Ivy Capital Appreciation Fund	57,189	19,063
Ivy Core Equity Fund	1,252,358	417,453
Ivy Energy Fund	5,921	1,974
Ivy High Income Fund	125,923	41,974
Ivy Large Cap Growth Fund	134,574	44,858
Ivy Limited-Term Bond Fund	95,332	31,777
Ivy Mid Cap Growth Fund	93,765	31,255
Ivy Money Market Fund	51,220	16,988
Ivy Municipal Bond Fund	118,094	39,365
Ivy Science and Technology Fund	796,015	265,338
Ivy Small Cap Growth Fund	2,090,798	696,933

For the fiscal year ended March 31, 2007, the Funds paid (or accrued) the following amounts as distribution fees and service fees under the Class Y Plan for each of the Funds:

Fund	Distribution and Service Fees
Ivy Asset Strategy Fund	$205,011
Ivy Capital Appreciation Fund	3,996
Ivy Core Equity Fund	3,920
Ivy Energy Fund	1,245
Ivy High Income Fund	24,798
Ivy Large Cap Growth Fund[1]	157,764
Ivy Limited-Term Bond Fund	4,252
Ivy Mid Cap Growth Fund	24,732
Ivy Municipal Bond Fund	114
Ivy Science and Technology Fund	153,923
Ivy Small Cap Growth Fund	396,433

1Through July 31, 2008, IFDI and WRSCO have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class Y shares of Ivy Large Cap Growth Fund at 1.06%.

For the fiscal year ended March 31, 2007, the Funds paid (or accrued) the following amounts as distribution fees and service fees under the Class R Plan for each of the Funds:

Fund	Distribution Fees	Service Fees
Ivy Large Cap Growth Fund	$258	$258
Ivy Mid Cap Growth Fund	262	262
Ivy Science and Technology Fund	414	414
Ivy Small Cap Value Fund	261	261

 The only Directors or interested persons, as defined in the 1940 Act, of the Funds who have a direct or indirect financial interest in the operation of a Plan are the officers and Directors who are also officers of either IFDI or its affiliate(s) or who are shareholders of Waddell & Reed Financial, Inc., the indirect parent company of IFDI. Each Plan is anticipated to benefit the applicable Fund and its shareholders affected by the particular Plan through IFDI's activities not only to distribute the affected shares of the Funds but also to provide personal services to shareholders of the affected class and thereby promote the maintenance of their accounts with the Funds. Each Fund anticipates that shareholders of a particular class may benefit to the extent that IFDI's activities are successful in increasing the assets of that Fund class, through increased sales or reduced redemptions, or a combination of these, and reducing a shareholder's share of Fund and class expenses. Increased Fund assets may also provide greater resources with which to pursue the objectives of a Fund. Further, continuing sales of shares may also reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to a Fund, to meet redemption demands. In addition, each Fund anticipates that the revenues from the Plans will provide IFDI with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to each Fund and its affected shareholders.

To the extent that IFDI incurs expenses for which compensation may be made under the Plans that relate to distribution and service activities also involving another fund in the Ivy Family of Funds, IFDI typically determines the amount attributable to the Fund's expenses under the Plans on the basis of a combination of the respective classes' relative net assets and number of shareholder accounts.

Each Plan and the Underwriting Agreement and its assignment to IFDI were approved by the Board of Directors, including the Directors who are not interested persons of the Funds or of IFDI and who have no direct or indirect financial interest in the operations of the Plans or any agreement referred to in the Plans (hereafter the Plan Directors).

Among other things, the Plan for each class provides that (1) IFDI will submit to the Directors at least quarterly, and the Directors will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto are approved by the Directors including the Plan Directors acting in person at a meeting called for that purpose, (3) payments under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of that class of each affected Fund, and (4) while the Plan remains in effect, the selection and nomination of the Directors who are Plan Directors shall be committed to the discretion of the Plan Directors.

         Dealer Compensation

All classes of the Funds are offered through IFDI, Waddell & Reed, Inc., Legend and non-affiliated third-party broker-dealers. IFDI may pay both affiliated and non-affiliated broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares, including the following: 1) for Class A or Class E shares purchased at NAV, IFDI (or an affiliate) may pay up to 1.00% of net assets invested; 2) for the purchase of Class B shares, IFDI (or an affiliate) may pay 4.00% of net assets invested; 3) for the purchase of Class C shares, IFDI (or an affiliate) may pay 1.00% of net assets invested; and 4) for the purchase of Class Y shares, IFDI (or an affiliate) may pay 0.25% of net assets invested.

As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO's and IICO's net income, respectively.

For Securian Financial Services, Inc. and CRI Securities, Inc. (collectively, Securian), an additional commission equal to 0.10% of the public offering price will be paid. In addition, Securian may be paid an annual amount equal to 0.05% of the average daily account value of Securian Fund accounts. In addition, Securian and/or its affiliated companies will be paid annual incentive compensation of between 0.05% and 0.15%, depending on the level of Ivy Fund assets held in Securian accounts.

For Oppenheimer & Co., Inc. ("Oppenheimer"), an additional commission equal to 0.10% of total new gross sales (excluding sales from reinvestment of dividends and/or distributions and exchanges of shares between funds; and excluding sales within fee-based accounts). In addition, Oppenheimer will be paid additional commission equal to 0.03% of the average monthly NAV of Oppenheimer accounts (excluding assets within fee-based accounts).

For Commonwealth Equity Services, LLC (d/b/a Commonwealth Financial Network), an additional annual commission equal to the greater of 0.30% of annual gross sales by Commonwealth or $125,000.

For Raymond James & Associates, Inc. and Raymond James Financial Services, Inc. (collectively, Raymond James), an additional commission equal to 0.10% of the public offering price of the acquired Fund(s) will be paid by IFDI or its affiliates. In addition, Raymond James and/or its affiliated companies will be paid, additional annual compensation of between 0.02% and 0.05%, depending on the level of Ivy Fund assets held in Raymond James accounts. Notwithstanding anything contained in the above calculated amounts, Raymond James will receive compensation of a minimum of $15,000 per year.

Sales Charges for Class A and Class E Shares

Class A and class E shares are subject to an initial sales charge when purchased, based on the amount of investment, according to the following tables:

All Funds except Ivy Money Market Fund, Ivy Limited-Term Bond Fund and Ivy Municipal Bond Fund

		Sales Charge	Reallowance
		as Approx.	to Dealers
	Sales Charge	Percent of	as Percent
Size of	as Percent of	Amount	of Offering
Purchase	Offering Price[1]	Invested	Price
--------	-----------	-----------	-----------
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

Ivy Limited-Term Bond Fund
		Sales Charge	Reallowance
		as Approx.	to Dealers
	Sales Charge	Percent of	as Percent
Size of	as Percent of	Amount	of Offering
Purchase	Offering Price[1]	Invested	Price
--------	-----------	-----------	-----------
Under $300,000	2.50%	2.56%	2.00%
$300,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

Ivy Municipal Bond Fund
		Sales Charge	Reallowance
		as Approx.	to Dealers
	Sales Charge	Percent of	as Percent
Size of	as Percent of	Amount	of Offering
Purchase	Offering Price[1]	Invested	Price
--------	-----------	-----------	-----------
Under $100,000	4.25%	4.44%	3.60%
$100,000 to less than $300,000	3.25	3.36	2.75
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

1Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher of lower than the percentage stated.

2No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund may impose a contingent deferred sales charge (CDSC) of 1% on certain redemptions made within twelve months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

IFDI may pay dealers up to 1.00% on investments made in Class A and Class E shares with no initial sales charge, according to the following schedule:*

1.00% - Sales of $1.0 million to $1,999,999.99
0.80% - Sales of $2.0 million to $2,999,999.99
0.50% - Sales of $3.0 million to $49,999,999.99
0.25% - Sales of $50.0 million or more

*IFDI will pay Waddell & Reed, Inc. 0.50% on any level of investments made in Class A and Class E shares with no initial sales charge.

On each purchase of the Class A and Class E shares of the Funds offered at the then public offering price including the total applicable sales charges, commissions, dealer concessions and other fees (if any) shall be as described in each Fund's then current prospectus and in this SAI (see Reasons for Differences in the Public Offering Price of Class A and Class E Shares).

Custodial and Auditing Services

         The custodian for each Fund is UMB Bank, n.a., 928 Grand Boulevard, Kansas City, Missouri. In general, the custodian is responsible for holding each Fund's cash and securities. Deloitte & Touche LLP, 1100 Walnut, Suite 3300, Kansas City, Missouri, the Funds' independent registered public accounting firm, audits the Funds' financial statements.

PORTFOLIO MANAGERS

The following tables provide information relating the portfolio managers of the Funds as of March 31, 2007:

Michael L. Avery -- Ivy Asset Strategy Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$5,546.1	$0	$30.6
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Daniel Becker -- Ivy Large Cap Growth Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	11	40
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$3,099.3	$766.4	$2,385.9
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Erik Becker -- Ivy Core Equity Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	18
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$5,107.2	$110	$412.5
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Ryan F. Caldwell -- Ivy Asset Strategy Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$5,546.1	$0	$0.01
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

James C. Cusser -- Ivy Limited-Term Bond Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	0	36
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,344.4	$0	$534.7
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

David Ginther -- Ivy EnergyFund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$929.7	$137.1	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Bryan C. Krug -- Ivy High Income Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$113.5	$0	$0.13
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Barry Ogden -- Ivy Capital Appreciation Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	0	2
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$2,067.2	$0	$1.3
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Philip Sanders -- Ivy Large Cap Growth Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	11	40
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$3,099.3	$766.4	$2,383.1
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Gilbert Scott -- Ivy Small Cap Growth Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	2	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,466.4	$52.5	$0.1
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Kimberly Scott -- Ivy Mid Cap Growth Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	3
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,555.5	$0	$0.7
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Zachary Shafran -- Ivy Science and Technology Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	7
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$3,318.4	$2.0	$10.9
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Mira Stevovich -- Ivy Money Market Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,027.3	$0	$0.01
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Daniel Vrabac -- Ivy Asset Strategy Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	0	2
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$5,546.1	$0	$30.6
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Michael J. Walls -- Ivy Municipal Bond

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	0	4
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$25.1	$0	$0.01
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Gustav Zinn -- Ivy Core Equity Fund
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	18
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$5,107.2	$110	$412.4
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

  The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. IICO seeks to manage such competing interests for the time and attention of portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.
  The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund might outperform the securities selected for the fund. IICO seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to IICO's adopted Allocation Procedures.

IICO and the Funds have adopted certain compliance procedures, including the Code of Ethics, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

IICO believes that integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual's level of experience and responsibility; b) an attractive bonus structure linked to investment performance, described below; c) eligibility for a stock incentive plan in shares of WDR that rewards teamwork; and d) paying for the cost of a leased automobile. Awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent; and e) to the extent a portfolio manager also manages institutional separate accounts, he or she will share in a percentage of the revenues earned, on behalf of such accounts, by IICO.

Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager receives. The primary benchmark is their percentile ranking against the performance of managers of the same investment style at other firms. The secondary benchmark is an index of securities matched to the same investment style. Half of their bonuses are based upon a three-year period and half is based upon a one year period. For truly exceptional results, bonuses can be several multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios are similar in investment style and all are taken into account in determining bonuses. Thirty percent of annual performance-based bonuses are deferred for a three-year period. During that time, the deferred portion of bonuses are invested in mutual funds managed by IICO (or its affiliate), with a minimum of 50% of the deferred bonus required to be invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being invested in mutual funds managed by IICO (or its affiliate), the WDR's 401(k) plan offers mutual funds managed by IICO (or its affiliate) as investment options. Bonus compensation is not based upon, or calculated due to, the amount of the mutual fund assets under management attributable to a respective portfolio manager.

Ownership of Securities

As of March 31, 2007, the dollar range of shares of the Funds beneficially owned by the portfolio managers are:

Manager	Fund Managed in the Ivy Funds, Inc.	Dollar Range of Shares Owned in Fund Managed	Dollar Range of Shares Owned in Funds in Fund Complex
Michael Avery	Ivy Asset Strategy	$0	$500,001 to $1,000,000
Daniel Becker	Ivy Large Cap Growth	$100,001 to $500,000	$100,001 to $500,000
Erik Becker	Ivy Core Equity	$0	$100,001 to $500,000
Ryan F. Caldwell	Ivy Asset Strategy	$50,001 to $100,000	$100,001 to $500,000
James C. Cusser	Ivy Limited-Term Bond	$0	$500,001 to $1,000,000
David Ginther	Ivy Energy	$0	$500,001 to $1,000,000
Bryan C. Krug	Ivy High Income	$10,001 to $50,000	$100,001 to $500,000
Barry Ogden	Ivy Capital Appreciation	$100,001 to $500,000	$100,001 to $500,000
Philip Sanders	Ivy Large Cap Growth	$50,001 to $100,000	$100,001 to $500,000
Gilbert Scott	Ivy Small Cap Growth	$100,001 to $500,000	$500,001 to $1,000,000
Kimberly Scott	Ivy Mid Cap Growth	$0	$100,001 to $500,000
Zachary Shafran	Ivy Science and Technology	$0	$500,001 to $1,000,000
Mira Stevovich	Ivy Money Market	$1 to $10,000	$500,001 to $1,000,000
Daniel Vrabac	Ivy Asset Strategy	$0	$100,001 to $500,000
Michael J. Walls	Ivy Municipal Bond	$0	$100,001 to $500,000
Gustav Zinn	Ivy Core Equity	$0	$100,001 to $500,000

A portion of each portfolio manager's compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of March 31, 2007, the dollar range of shares of the Funds deemed owned by the portfolio managers are:

Manager	Fund Managed in the Ivy Funds, Inc.	Dollar Range of Shares Deemed Owned in Fund or Style Managed[1]	Dollar Range of Shares Deemed Owned in Funds in Fund Complex
Michael Avery	Ivy Asset Strategy	$100,001 to $500,000	$100,001 to $500,000
Daniel Becker	Ivy Large Cap Growth	$100,001 to $500,000	$500,001 to $1,000,000
Erik Becker	Ivy Core Equity	$50,001 to $100,000	$50,001 to $100,000
Ryan F. Caldwell	Ivy Asset Strategy	$0	$0
James C. Cusser	Ivy Limited-Term Bond	$0	$100,001 to $500,000
David Ginther	Ivy Energy	$100,001 to $500,000	$100,001 to $500,000
Bryan C. Krug	Ivy High Income	$10,001 to $50,000	$10,001 to $50,000
Barry Ogden	Ivy Capital Appreciation	$100,001 to $500,000	$100,001 to $500,000
Philip Sanders	Ivy Large Cap Growth	$100,001 to $500,000	$100,001 to $500,000
Gilbert Scott	Ivy Small Cap Growth	$100,001 to $500,000	$100,001 to $500,000
Kimberly Scott	Ivy Mid Cap Growth	$100,001 to $500,000	$100,001 to $500,000
Zachary Shafran	Ivy Science and Technology	$500,001 to $1,000,000	$500,001 to $1,000,000
Mira Stevovich	Ivy Money Market	$50,001 to $100,000	$50,001 to $100,000
Daniel Vrabac	Ivy Asset Strategy	$100,001 to $500,000	$100,001 to $500,000
Michael J. Walls	Ivy Municipal Bond	$0	$0
Gustav Zinn	Ivy Core Equity	$50,001 to $100,000	$50,001 to $100,000

1 Shares deemed to be owned in any fund within the Fund Complex which is managed by the Manager.

BROKERAGE ALLOCATION AND OTHER PRACTICES

One of the duties undertaken by IICO pursuant to the Management Agreement is to arrange for the purchase and sale of securities for the portfolio of each Fund. With respect to Ivy Limited-Term Bond Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund and Ivy High Income Fund, many purchases are made directly from issuers or from underwriters, dealers or banks. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers will include the spread between the bid and the asked prices. Otherwise, transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individuals who manage the Funds may manage other advisory accounts with similar investment objectives. It can be anticipated that the manager will frequently, yet not always, place concurrent orders for all or most accounts for which the manager has responsibility or IICO may otherwise combine orders for a Fund with those of other funds in the Ivy Family of Funds, or other accounts for which it has investment discretion, including accounts affiliated with IICO. IICO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO), IICO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, IICO generally allocates the shares as follows: the IPO shares are initially allocated pro rata among the included funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included funds and/or advisory accounts, except that within a group having a small cap-related investment objective, mid-cap investment objective or international investment objective, shares may be allocated on a flexible rotational sequence based on the manager's judgment, including but not limited to such factors as the profit spread of previously allocated IPOs, investment strategies and policies of the fund or advisory account, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions.

In all cases, IICO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts. Sharing in large transactions could affect the price a Fund pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

To effect the portfolio transactions of a Fund, IICO is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Fund to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. IICO need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Funds. Subject to review by the Board of Directors, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services, directly or through others (research and brokerage services) considered by IICO to be useful or desirable for its investment management of the Fund and/or the other funds and accounts for which IICO has investment discretion.

Such research and brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including (1) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers; (2) furnishing analyses and reports; or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account or making those decisions even though someone else has responsibility.

The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions if a good faith determination is made by IICO that the commission is reasonable in relation to the research or brokerage services provided. Subject to the foregoing considerations, IICO may also consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions. No allocation of brokerage or principal business is made to provide any other benefits to IICO or its affiliates. IICO does not direct Fund brokerage to compensate brokers for the sale of Fund shares. The Funds have adopted a policy that prohibits IICO from using Fund brokerage commissions to compensate broker-dealers for promotion or sale of Fund shares.

The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of IICO, and investment research received for the commissions of those other accounts may be useful both to the Funds and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist IICO in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made by IICO.

Such investment research (which may be supplied by a third party at the request of a broker) includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of IICO; serves to make available additional views for consideration and comparisons; and enables IICO to obtain market information on the price of securities held in a Fund's portfolio or being considered for purchase.

The Funds may also use brokerage to pay for pricing or quotation services to value securities.

The table below sets forth the brokerage commissions paid by each of the Funds then in existence during the fiscal years ended March 31, 2007, March 31, 2006 and March 31, 2005. These figures do not include principal transactions or spreads or concessions on principal transactions, i.e., those in which a Fund sells securities to a broker-dealer firm or buys from a broker-dealer firm securities owned by it.

	2007	2006	2005
Ivy Asset Strategy Fund[1]	$5,989,333	$764,527	$264,175
Ivy Capital Appreciation Fund	110,668	58,800	17,278
Ivy Core Equity Fund	641,909	486,732	320,867
Ivy Energy Fund	4,184	N/A	N/A
Ivy High Income Fund	9,012	4,987	4,892
Ivy Large Cap Growth Fund	409,395	315,259	432,968
Ivy Limited-Term Bond Fund	---	---	---
Ivy Mid Cap Growth Fund	91,951	88,395	87,375
Ivy Municipal Bond Fund	---	---	---
Ivy Science and Technology Fund	807,187	945,344	652,237
Ivy Small Cap Growth Fund	1,640,858	1,469,848	1,579,088
	------------	-----------	-----------
Total	$9,704,497	$4,425,093	$3,681,463

1The reasons for the material difference in commission dollars paid, for Ivy Asset Strategy Fund, for the fiscal year ending March 31, 2007 compared to the fiscal year ending March 31, 2006 are:

  significant growth in Fund assets (from over $575 million as of March 31, 2006 to over $2.5 billion as of March 31, 2007)
  significant changes made in the equity allocation for the Fund at various times within the year, which raised roughly 35% cash which was reallocated into equities in the last quarter of the fiscal year.

The next table shows for each of the Funds the transactions, other than principal transactions, which were directed to broker-dealers who provided research services as well as execution and the brokerage commissions paid during the fiscal year ended March 31, 2007 for each of the Funds. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

Fund	Amount of Transactions	Brokerage Commissions
Ivy Asset Strategy Fund	$3,257,718,793	$5,315,286
Ivy Capital Appreciation Fund	57,547,569	78,050
Ivy Core Equity Fund	523,004,392	591,705
Ivy Energy Fund	450,342	547
Ivy High Income Fund	4,173,996	7,870
Ivy Large Cap Growth Fund	403,623,868	358,398
Ivy Limited-Term Bond Fund	---	---
Ivy Mid Cap Growth Fund	41,844,792	61,662
Ivy Municipal Bond Fund	---	---
Ivy Science and Technology Fund	360,250,144	640,284
Ivy Small Cap Growth Fund	744,934,074	1,239,401
	----------------	---------------
Total	$5,393,547,970	$8,293,203

As of March 31, 2007, each of the Funds held securities issued by their respective regular broker-dealers, as follows: Asset Strategy owned Goldman Sachs Group, Inc. (The) and UBS AG securities in the aggregate amounts of $24,330,683 and $72,550,955, respectively. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs & Co., a regular broker of the Fund. UBS AG is the parent of UBS Securities LLC, a regular broker of the Fund.

Capital Appreciation Fund owned Bank of America Corporation, Citigroup Inc., Goldman Sachs Group, Inc. (The), Merrill Lynch & Co., Inc. and UBS AG securities in the aggregate amounts of $1,071,420, $975,460, $1,115,802, $1,102,545 and $891,450, respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Fund. Citigroup Inc. is the parent of Citigroup Global Markets Inc., a regular broker of the Fund. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs & Co., a regular broker of the Fund. Merrill Lynch & Co., Inc. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Fund. UBS AG is the parent of UBS Securities LLC, a regular broker of the Fund.

Core Equity Fund owned Goldman Sachs Group, Inc. (The), J.P. Morgan Chase & Co., Merrill Lynch & Co., Inc., and UBS AG securities in the aggregate amounts of $7,025,420, $8,205,248, $4,540,852 and $7,337,942, respectively. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs, & Co., a regular broker of the Fund. J.P. Morgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Fund. Merrill Lynch & Co., Inc. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Fund. UBS AG is the parent of UBS Securities LLC, a regular broker of the Fund.

Large Cap Growth Fund owned Goldman Sachs Group, Inc. (The) and UBS AG securities in the aggregate amounts of $8,430,504 and $9,455,313, respectively. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs, & Co., a regular broker of the Fund. UBS AG is the parent of UBS Securities LLC, a regular broker of the Fund.

Money Market Fund owned a UBS AG security in the aggregate amount of $749,711. UBS AG is the parent of UBS Securities LLC, a regular broker of the Fund.

Proxy Voting Policy

The Funds have delegated all proxy voting responsibilities to IICO. IICO has established guidelines that reflect what it believes are desirable principles of corporate governance.

Listed below are several reoccurring issues and IICO's corresponding positions.

Board of Directors Issues:

IICO generally supports proposals requiring that a majority of the Board consist of outside, or independent, directors.

IICO generally votes against proposals to limit or eliminate liability for monetary damages for violating the duty of care.

IICO generally votes against indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention. The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. IICO will support such protection so long as it does not exceed reasonable standards.

IICO generally votes against proposals requiring the provision for cumulative voting in the election of directors as cumulative voting may allow a minority group of shareholders to cause the election of one or more directors.

Corporate Governance Issues:

IICO generally supports proposals to ratify the appointment of independent accountants/auditors unless reasons exist which cause it to vote against the appointment.

IICO generally votes against proposals to restrict or prohibit the right of shareholders to call special meetings.

IICO generally votes against proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

IICO generally votes for proposals to authorize an increase in the number of authorized shares of common stock.

IICO generally votes against proposals for the adoption of a Shareholder Rights Plan (sometimes referred to as "Purchase Rights Plan"). It believes that anti-takeover proposals are generally not in the best interest of shareholders. Such a Plan gives the Board virtual veto power over acquisition offers which may well offer material benefits to shareholders.

Executive/Employee Issues:

IICO will generally vote for proposals to establish an Employee Stock Ownership Plan (ESOP) as long as the size of the ESOP is reasonably limited.

Political Activity:

IICO will generally vote against proposals relating to corporate political activity or contributions, or to require the publication of reports on political activity or contributions made by political action committees (PACs) sponsored or supported by the corporation. PAC contributions are generally made with funds contributed voluntarily by employees, and provide positive individual participation in the political process of a democratic society. In addition, Federal and most state laws require full disclosure of political contributions made by PACs. This is public information and available to all interested parties. Requiring reports in newspaper publications results in added expense without commensurate benefit to shareholders.

Conflicts of Interest between IICO and the Funds:

IICO will use the following three-step process to address conflicts of interest: (1) IICO will attempt to identify any potential conflicts of interest; (2) IICO will then determine if the conflict as identified is material; and (3) IICO will follow the procedures established below to ensure that its proxy voting decisions are based on the best interests of the Funds and are not the product of a material conflict.

I. Identifying Conflicts of Interest: IICO will evaluate the nature of its relationships to assess which, if any, might place its interests, as well as those of its affiliates, in conflict with those of the fund's shareholders on a proxy voting matter. IICO will review any potential conflicts that involve the following four general categories to determine if there is a conflict and if so, if the conflict is material:

  Business Relationships -- IICO will review any situation for a material conflict where IICO provides investment advisory services for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it is determined that IICO (or an affiliate) otherwise has a similar significant relationship with a third party such that the third party might have an incentive to encourage IICO to vote in favor of management.
  Personal Relationships -- IICO will review any situation where it (or an affiliate) has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.
  Familial Relationships -- IICO will review any situation where it (or an affiliate) has a known familial relationship relating to a company (e.g., a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists.

IICO will designate an individual or committee to review and identify proxies for potential conflicts of interest on an ongoing basis.

II. "Material Conflicts": IICO will review each relationship identified as having a potential conflict based on the individual facts and circumstances. For purposes of this review, IICO will attempt to detect those relationships deemed material based on the reasonable likelihood that they would be viewed as important by the average shareholder.

III. Procedures to Address Material Conflicts: IICO will use the following techniques to vote proxies that have been determined to present a "Material Conflict."

  Use a Proxy Voting Service for Specific Proposals -- As a primary means of voting material conflicts, IICO will vote in accordance with the recommendation of an independent proxy voting service (Institutional Shareholder Services (ISS) or another independent third party if a recommendation from ISS is unavailable).
  Client directed -- If the Material Conflict arises from IICO's management of a third party account and the client provides voting instructions on a particular vote, IICO will vote according to the directions provided by the client.
  Use a Predetermined Voting Policy -- If no directives are provided by either ISS or the client, IICO may vote material conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter. If the issue involves a material conflict and IICO chooses to use a predetermined voting policy, IICO will not be permitted to vary from the established voting policies established herein.
  Seek Board Guidance -- If the Material Conflict does not fall within one of the situations referenced above, IICO may seek guidance from the Funds' Board of Directors on matters involving a conflict. Under this method, IICO will disclose the nature of the conflict to the Fund Board and obtain the Board's consent or direction to vote the proxies. IICO may use the Board guidance to vote proxies for its non-mutual fund clients.

PROXY VOTING RECORD

The Funds are required to file with the SEC their complete proxy voting record for the twelve-month period ending June 30, by no later than August 31 of each year. Information regarding how the proxies for the Funds were voted during the most recent 12-month period ended June 30, 2007, will be available after August 31, 2007 at www.ivyfunds.com, and on the SEC's website at http://www.sec.gov.

CAPITALIZATION AND VOTING RIGHTS

The Shares of the Funds

The shares of each of the Funds represents an interest in that Fund's securities and other assets and in its profits or losses. Each fractional share of a class has the same rights, in proportion, as a full share of that class.

Each Fund (except Ivy Money Market Fund and Ivy Municipal Bond Fund) offers five classes of its shares: Class A, Class B, Class C, Class I and Class Y. Ivy Money Market Fund offers Class A, Class B, Class C and Class E shares. Ivy Municipal Bond Fund offers Class A, Class B and Class C shares. Additionally, each of Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund offer Class R shares. As well, each of Ivy Asset Strategy Fund, Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy High Income Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund offer Class E shares.

Each class of a Fund represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights pertaining to matters appropriately limited to that class; Class A shares are subject to an initial sales charge and to an ongoing distribution and service fee and certain Class A shares are subject to a CDSC.

Class B and Class C shares are subject to a CDSC and to ongoing distribution and service fees; Class B shares convert to Class A shares eight years after the month in which the shares were purchased, and such conversion will be made, without charge or fee, on the basis of the relative NAV of the two classes.

Class Y shares, which are designed for institutional and other eligible investors, have no sales charge and are not subject to a CDSC but are subject to an ongoing distribution and service fee that differs in amount from that of the Class B and Class C shares.

Class R shares, which are designed for certain retirement accounts and are only available for purchase by certain employee benefit plans, have no sales charge and are not subject to a CDSC but are subject to an ongoing distribution and service fee that differs in amount from that of the Class A, Class B, Class C and Class Y shares.

Class E shares, which are designed for, and only available through, a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended. Class E shares are subject to an initial sales charge and to an ongoing distribution and service fee and certain Class E shares are subject to a CDSC.

Class I shares, which are designed for institutional investors and for fund of funds, have no distribution and service fee or sales charge and are not subject to a CDSC.

Each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. The Funds do not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same Fund by virtue of those classes. On an ongoing basis, the Board of Directors will consider whether any such conflict exists and, if so, take appropriate action. Each share of a Fund is entitled to equal voting, dividend, liquidation and redemption rights, except that due to the differing expenses borne by the four classes, dividends and liquidation proceeds of Class B and Class C shares are expected to be lower than for Class A shares of the same Fund. Each fractional share of a class has the same rights, in proportion, as a full share of that class. Shares are fully paid and nonassessable when purchased.

The Funds do not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval will be presented to shareholders at a meeting called by the Board of Directors for such purpose.

Special meetings of shareholders may be called for any purpose upon receipt by a Fund of a request in writing signed by shareholders holding not less than 25% of all shares entitled to vote at such meeting, provided certain conditions stated in the Bylaws are met. There will normally be no meeting of the shareholders for the purpose of electing directors until such time as less than a majority of directors holding office have been elected by shareholders, at time which the directors then in office will call a shareholders' meeting for the election of directors. To the extent that Section 16(c) of the 1940 Act applies to a Fund, the directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

Each share of each Fund (regardless of class) is entitled to one vote. On certain matters such as the election of Directors, all shares of the twelve Funds vote together as a single class. On other matters affecting a particular Fund, the shares of that Fund vote together as a separate class, such as with respect to a change in an investment restriction of a particular Fund, except that as to matters for which a separate vote of a class is required by the 1940 Act or which affects the interests of one or more particular classes, the affected shareholders vote as a separate class. In voting on a Management Agreement, approval by the shareholders of a Fund is effective as to that Fund whether or not enough votes are received from the shareholders of the other Funds to approve the Management Agreement for the other Funds.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares

Minimum Initial and Subsequent Investments

For Class A, Class B, Class C and Class E shares, initial investments must be at least $500 (per Fund) with the exceptions described in this paragraph. A $100 minimum initial investment pertains to exchanges of shares from one Fund to another Fund in the Ivy Family of Funds (and, for clients of Waddell & Reed, Inc. and Legend, a fund in the Waddell & Reed Advisors Family of Funds). A $50 minimum initial investment pertains to purchases for accounts for which an investor has arranged, at the time of initial investment, to make subsequent purchases for the account by having regular monthly withdrawals of $25 or more made from a bank account. Shareholders purchasing through payroll deduction may invest any amount. Except with respect to certain exchanges and automatic withdrawals from a bank account, a shareholder may make subsequent investments of any amount. See, Exchanges for Shares of Other Funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios, Inc.

For Class Y shares, investments by government entities or authorities or by corporations must total at least $10 million within the first twelve months after initial investment. There is no initial investment minimum for other eligible Class Y investors.

For Class I shares and Class R shares, please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IICO deems to be a desirable investment for each Fund. While no minimum has been established, it is expected that each Fund will not accept securities having an aggregate value of less than $1 million. The Funds may reject in whole or in part any or all offers to pay for any Fund shares with securities and may discontinue accepting securities as payment for any Fund shares at any time without notice. The Funds will value accepted securities in the manner and at the same time provided for valuing portfolio securities of each Fund, and each Fund's shares will be sold for NAV determined at the same time the accepted securities are valued. The Funds will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Funds must comply with the applicable laws of certain states.

Reduced Sales Charges (Applicable to Class A and Class E Shares only)

         Lower sales charges on the purchase of Class A and Class E shares are available by:

Rights of Accumulation: combining the value of additional purchases of shares of any of the funds in Ivy Family of Funds and/or Waddell & Reed InvestEd Portfolios, Inc. with the NAV of Class A, Class E, Class B or Class C shares already held in your account or in an account eligible for grouping with your account (see "Account Grouping" below). To be entitled to Rights of Accumulation, you must inform IFDI that you are entitled to a reduced sales charge and provide IFDI with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account.

Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing a LOI, which is available from IFDI, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B, Class C or Class E shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in "Account Grouping" below, will be included. For purposes of fulfilling the dollar amount required to be invested pursuant to your LOI, all such investments must be initiated prior to the expiration of the thirteen-month period, and will qualify under your LOI, even if the assets are received after the expiration of the thirteen-month period (such as a rollover or transfer from another institution).

Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class A shares in any account that you own may be grouped with the current account value of purchased Class A, Class B, Class C and/or Class E shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Tax ID number, and b) accounts of family members living (or maintaining a permanent address) in the same household as the owner; however, you may also group purchases made by you and your immediate family in: business accounts solely controlled by you or your immediate family (for example you own the entire business); trust accounts established by you or your immediate family or trust accounts for which you or your immediate family are a beneficiary; and/or endowments or foundations established and controlled by you or your immediate family. For purposes of account grouping, an individual's domestic partner may be treated as his or her spouse.

With respect to purchases under other retirement plans:

1. All purchases of Class A shares made for a participant in a multi-participant Keogh plan may be grouped only with other purchases made under the same plan.

2.         All purchases of Class A shares made under an employee benefit plan described in Section 401 of the Internal Revenue Code of 1986, as amended (the Code) (a "qualified plan") that is maintained by a corporate employer and all plans of any one employer or affiliated employers will also be grouped. All qualified plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

3.         All purchases of Class A shares made under a simplified employee pension plan (SEP), payroll deduction plan or similar arrangement adopted by an employer or affiliated employers may be grouped. Additionally, the purchases made by individual employees under such plan may also be grouped with the other accounts of the individual employees if such grouping would be more beneficial to an individual.

4.         All purchases of Class A shares made by you or your spouse for your respective individual retirement account (IRA), salary reduction plan account under Section 457 of the Code may be grouped, provided that such purchases are subject to a sales charge (see "Sales Charge Waivers for Certain Investors" and "Sales Charge Waivers for Certain Transactions" below; if your purchase qualifies for NAV eligibility pursuant to these sections, you may not group that investment), tax-sheltered annuity account (TSA) or Keogh plan account, provided that you and your spouse are the only participants in the Keogh plan.

In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Ivy Money Market Fund are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A or Class E shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares.

If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A or Class E shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. This CDSC may be waived under certain circumstances, as noted in the Prospectuses. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

For clients of Waddell & Reed, Inc. (Waddell & Reed) and Legend, the grouping privileges described above also apply to the corresponding classes of shares of funds in the Waddell & Reed Advisors Family of Funds.

         Other Funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios, Inc.

Reduced sales charges for larger purchases of Class A and Class E shares apply to purchases of any of the Class A and Class E shares of any of the funds in the Ivy Family of Funds and shares of Waddell & Reed InvestEd Portfolios, Inc. subject to a sales charge. A purchase of Class A or Class E shares, or Class A or Class E shares held, in any of the funds in the Ivy Family of Funds and/or shares of Waddell & Reed InvestEd Portfolios, Inc. subject to a sales charge will be treated as an investment in the Fund in determining the applicable sales charge. For these purposes, Class A shares of Ivy Money Market Fund that were acquired by exchange of another Ivy Family of Funds or Waddell & Reed InvestEd Portfolios, Inc. shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, are also taken into account. Additionally, Class B and Class C shares held are taken into account.

To obtain a reduced sales charge, clients of Waddell & Reed, Inc. and Legend may also combine purchases of shares of any of the funds in the Waddell & Reed Advisors Family of Funds, except Class A shares of Waddell & Reed Advisors Cash Management, Inc. (unless acquired by exchange for Class A shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares).

Net Asset Value Purchases of Class A and Class E Shares

Class A and Class E shares of a Fund may be purchased at NAV by the Directors and officers of the Fund or of any affiliated entity of IFDI, employees of IFDI or of any of its affiliates, financial advisors of IFDI and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each such Director, officer, employee and financial advisor. Child includes stepchild; parent includes stepparent. Purchases of Class A shares in an IRA sponsored by IFDI of its affiliates established for any of these eligible purchasers may also be at NAV. Purchases of Class A shares in any tax-qualified retirement plan under which the eligible purchaser is the sole participant may also be made at NAV. Trusts under which the grantor and the trustee or a co-trustee are each an eligible purchaser are also eligible for NAV purchases of Class A shares. Employees include retired employees. A retired employee is an individual separated from service from IFDI, or from an affiliated company with a vested interest in any Employee Benefit plan sponsored by IFDI or any of its affiliated companies. Financial advisors include retired financial advisors. A retired financial advisor is any financial advisor who was, at the time of separation from service from Waddell & Reed, Inc., a Senior Financial Advisor. A custodian under UGMA or UTMA purchasing for the child or grandchild of any employee or financial advisor may purchase Class A shares at NAV whether or not the custodian himself is an eligible purchaser. Employees of financial advisors of Waddell & Reed may purchase Class A and Class E shares at NAV.

Minnesota Life Trustees and officers, Directors, or any affiliated entity of Minnesota Life, employees of Minnesota Life, Securian/CRI Financial Advisors, their respective spouses, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals may purchase Class A and Class E shares at NAV.

Shares may be issued at NAV in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

Purchases of Class A shares for retirement plan accounts held in the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB retirement programs.

Purchases of Class A shares may be made at NAV in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records.

Purchases of Class A shares may be made at NAV in a 401(a) plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records and are segregated from any other retirement plan assets.

Purchases of Class A shares by certain clients investing through a qualified fee-based program offered by a third party that has made arrangements to sell shares of the Funds may be made at NAV.

Purchases through the Merrill Lynch Daily K Plan (the "Plan") may be made at NAV, provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program."

Sales representatives, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated third party broker/dealers with which IFDI has entered into selling arrangements may purchase Class A and Class E shares at NAV.

Shareholders investing through certain investment advisors and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees may purchase Class A shares at NAV.

Clients investing via a Managed Allocation Portfolios (MAP) or Strategic Portfolio Allocation (SPA) program available through Waddell & Reed, Inc. may purchase Class A shares at NAV.

Participants in a 401(a) plan or 457 plan that invest in the Ivy Family of Funds through a third party platform or agreement may purchase Class A shares at NAV.

Waivers for Certain Transactions

         Class A shares may be purchased at NAV through:

  Exchange of Class A shares of any fund in the Ivy Family of Funds or Shares of Waddell & Reed InvestEd Portfolios, Inc. and, for clients of Waddell & Reed and Legend, Class A shares of any fund in the Waddell & Reed Advisors Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and distributions paid on such shares

  One-Time Reinvestment of all or part of the proceeds of redemption of your Class A shares of a Fund in Class A shares of the Fund, if the reinvestment is made within 60 days of the Fund's receipt of your redemption request

  Payments of Principal and Interest on Loans made pursuant to a 401(a) plan, if such loans are permitted by the plan and the plan may invest in shares of the Fund

         Class E shares may be purchased at NAV through:

  Exchange of Class E shares of any fund in the Ivy Family of Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and distributions paid on such shares
  One-Time Reinvestment of all or part of the proceeds of redemption of your Class E shares of a Fund in Class E shares of the Fund, if the reinvestment is made within 60 days of the Fund's receipt of your redemption request

Reasons for Differences in the Public Offering Price of Class A and Class E Shares

As described herein and in the Prospectuses, there are a number of instances in which a Fund's Class A and Class E shares are sold or issued on a basis other than at the maximum public offering price, that is, the NAV plus the highest sales charge. Some of these instances relate to lower or eliminated sales charges for larger purchases of Class A and Class E shares, whether made at one time or over a period of time as under an LOI or Rights of Accumulation. The reasons for these quantity discounts are, in general, that (1) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts, (2) certain quantity discounts are required by rules of the National Association of Securities Dealers, Inc. (as is elimination of sales charges on the reinvestment of dividends and distributions), and (3) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

In general, the reasons for the other instances in which there are reduced or eliminated sales charges for Class A and Class E shares are as follows. Exchanges at NAV are permitted because a sales charge has already been paid on the shares exchanged; however, exchanges of Class A or Class E shares from Ivy Money Market Fund are subject to any sales charge applicable to the Fund being exchanged into, unless the Ivy Money Market shares were previously acquired by an exchange from Class A shares of another Ivy fund for which a sales charge was paid. Sales of Class A and Class E shares without a sales charge are permitted to Directors, officers and certain others due to reduced or eliminated selling expenses and since such sales may aid in the development of a sound employee organization, encourage responsibility and interest in a Fund and an identification with its aims and policies. Limited reinvestments of redemptions of Class A and Class E shares at no sales charge are permitted to attempt to protect against mistaken or not fully informed redemption decisions. Class A and Class E shares may be sold without a sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such shares are exempted by the 1940 Act from the otherwise applicable requirements as to sales charges. Reduced or eliminated sales charges may also be used for certain short-term promotional activities by IFDI. In no case in which there is a reduced or eliminated sales charge are the interests of existing Class A and Class E shareholders adversely affected since, in each case, the Fund receives the NAV per share of all shares sold or issued.

Systematic Withdrawal Plan for Class A, Class B and Class C Shareholders

If you qualify, you may arrange to receive through the Systematic Withdrawal Plan (Service) regular monthly, quarterly, semiannual or annual payments by redeeming on an ongoing basis Class A, Class B or Class C shares that you own of any of the funds in the Ivy Family of Funds and, for clients of Waddell & Reed, Inc. and Legend, any of the funds in Advisors Family of Funds. It would be a disadvantage to an investor to make additional purchases of Class A shares while the Service is in effect because it would result in duplication of sales charges. Class B and Class C shares, and certain Class A shares to which the CDSC otherwise applies, that are redeemed under the Service are not subject to a CDSC provided the amount withdrawn does not exceed, annually, 12% of the account value. Prior to November 1, 2003, Class B and Class C shares, and certain Class A shares to which the CDSC otherwise applied, that were redeemed under the Service were not subject to a CDSC provided the amount withdrawn did not exceed, annually, 24% of the account value. For shareholders who had established the Service prior to November 1, 2003, the 24% maximum continues to apply. Applicable forms to start the Service are available through WRSCO.

The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 1%, 3%, 6% and 12%, respectively, of the value of your account at the time the Service is established. (For shareholders who had established the Service prior to November 1, 2003, the maximum amount of the withdrawal on an annual basis is equal to 24% of the value of your account.) As noted above, the withdrawal proceeds are not subject to the CDSC, but only within these percentage limitations. The minimum withdrawal is $50. The Service, and this exclusion from the CDSC, do not apply to a one-time withdrawal.

To qualify for the Service, you must have invested at least $10,000 in Class A, Class B or Class C shares which you still own of any of the funds in the Ivy Family of Funds and, for clients of Waddell & Reed, Inc. and Legend, any of the funds in Advisors Family of Funds; or, you must own Class A, Class B or Class C shares having a value of at least $10,000. The value for this purpose is the value at the current offering price.

You can choose to have shares redeemed to receive:

         1. a monthly, quarterly, semiannual or annual payment of $50 or more;

         2. a monthly payment, which will change each month, equal to one-twelfth of a percentage of the value of the shares in the Account; (you select the percentage); or

         3. a monthly or quarterly payment, which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares).

Shares are redeemed on either the 5th day or the 20th day of the month in which the payment is to be made, or on the prior business day if the 5th or 20th is not a business day. Payments are made within five days of the redemption.

Retirement plan accounts may be subject to a fee imposed by the Plan Custodian for use of the Service.

The dividends and distributions on shares of a class you have made available for the Service are paid in additional shares of that class. All payments under the Service are made by redeeming shares, which may involve a gain or loss for tax purposes. To the extent that payments exceed dividends and distributions, the number of shares you own will decrease. When all of the shares in an account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, an income or a return on your investment.

You may, at any time, change the manner in which you have chosen to have shares redeemed to any of the other choices originally available to you. You may, at any time, redeem part or all of the shares in your account; if you redeem all of the shares, the Service is terminated. The Fund can also terminate the Service by notifying you in writing.

After the end of each calendar year, information on shares redeemed will be sent to you to assist you in completing your Federal income tax return.

Group Systematic Investment Program

Shares of each Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Funds and IFDI do not themselves organize, offer or administer any such programs. However, the Funds or IFDI may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs (see "Buying Shares" in the Prospectuses), such group systematic investment programs are not entitled to special tax benefits under the Code. The Funds reserve the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectuses, to shareholders using group systematic investment programs.

With respect to each shareholder account established under a group systematic investment program, WRSCO currently charges a maintenance fee of $3.00 (or portion thereof) for each twelve-month period (or portion thereof) that the account is maintained. The Funds may collect such fee (and any fees due to WRSCO) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed, a redemption in each such shareholder account sufficient to pay such fee. The Funds reserve the right to change these fees from time to time without advance notice.

Class A shares of each Fund are made available to Merrill Lynch Daily K Plan (Plan) participants at NAV without an initial sales charge if:

(i)

the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the Applicable Investments);

(ii)

the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii)	the Plan has 500 or more eligible employees, as determined by Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

Alternatively, Class B shares of each Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of any Fund convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the Plan--the Plan will receive a Plan level share conversion.

Exchanges for Shares of Other Funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios, Inc.

         Class A Share Exchanges

Once a sales charge has been paid on shares of a fund in the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios, Inc. and for clients of Waddell & Reed, Inc. or Legend, any fund in the Waddell & Reed Advisors Family of Funds, these shares and any shares added to them from dividends or distributions paid in shares may be freely exchanged for corresponding shares of another fund in Ivy Family of Funds or Waddell & Reed InvestEd Portfolios, Inc. and, for clients of Waddell & Reed, Inc. or Legend, another fund in Waddell & Reed Advisors Family of Funds. The shares you exchange must be worth at least $100 or you must already own shares of a fund in Ivy Family of Funds or Waddell & Reed InvestEd Portfolios, Inc. into which you want to exchange.

Except where the special rules described below apply, you may exchange Class A shares you own in a Fund for Class A shares of another fund in the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend, for Class A shares of a fund in Waddell & Reed Advisors Family of Funds, without charge if (1) a sales charge was paid on these shares, or (2) the shares were received in exchange for shares for which a sales charge was paid, or (3) the shares were acquired from reinvestment of dividends and distributions paid on such shares. There may have been one or more such exchanges so long as a sales charge was paid on the shares originally purchased. Also, shares acquired without a sales charge because the purchase was $1 million or more will be treated the same as shares on which a sales charge was paid.

Subject to the above rules regarding sales charges, you may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class A shares of any other fund in Ivy Family of Funds (or into Class B or Class C shares of the Fund in certain situations), provided you already own Class A (or Class B or Class C, as applicable) shares of the fund. The shares of Ivy Money Market Fund which you designate for automatic exchange must be worth at least $100, which may be allocated among the Class A shares of different Funds so long as each fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

Exchanges of shares from Ivy Money Market Fund ("money market fund shares") are subject to any sales charge applicable to the Fund being exchanged into, unless the money market fund shares were previously acquired by an exchange from Class A shares of a non-money market fund upon which a sales charge has already been paid.

You may redeem your Class A shares of a Fund and use the proceeds to purchase Class Y shares of any Fund in the Ivy Family of Funds if you meet the criteria for purchasing Class Y shares.

         Class B Share Exchanges

You may exchange Class B shares of one Fund for Class B shares of another Fund in the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios, Inc., and, for clients of Waddell & Reed, Inc. or Legend, for Class B shares of a fund in Waddell & Reed Advisors Family of Funds, without charge.

The redemption of a Fund's Class B shares as part of an exchange is not subject to the CDSC. For purposes of computing the CDSC, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

You may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class B shares of any other fund in the Ivy Family of Funds, provided you already own Class B shares of the fund and meet other criteria. The shares of Ivy Money Market Fund which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

         Class C Share Exchanges

You may exchange Class C shares of one Fund for Class C shares of another Fund or Waddell & Reed InvestEd Portfolios, Inc., and for clients of Waddell & Reed, Inc. or Legend, for Class C shares of a fund in the Waddell & Reed Advisors Family of Funds, without charge.

The redemption of a Fund's Class C shares as part of an exchange is not subject to the CDSC. For purposes of computing the CDSC, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

You may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class C shares of any other fund in the Ivy Family of Funds, provided you already own Class C shares of the fund and meet other criteria. The shares of Ivy Money Market Fund which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

         Class Y Share Exchanges

Class Y shares of a Fund may be exchanged for Class Y shares of any other Fund in the Ivy Family of Funds that offers Class Y shares or for Class A shares of Ivy Money Market Fund.

         Class R Share Exchanges

Class R shares of a Fund may be exchanged for Class R shares of any other Fund in the Ivy Family of Funds that offers Class R shares.

         Class E Share Exchanges

Class E shares of a Fund may be exchanged for Class E shares of any other Fund in the Ivy Family of Funds that offers Class E shares. Pursuant to rules applicable to all 529 Plans, you may only exchange your Class E shares in your InvestEd Plan account once each calendar year or upon a change in the Designated Beneficiary on the account.

Exchanges of shares from Ivy Money Market Fund ("money market fund shares") are subject to any sales charge applicable to the Fund being exchanged into, unless the money market fund shares were previously acquired by an exchange from Class E shares of a non-money market fund upon which a sales charge has already been paid.

         Class I Share Exchanges

Class I shares of a Fund may be exchanged for Class I shares of any other Fund in the Ivy Family of Funds that offers Class I shares, or for Class A shares of Ivy Money Market Fund. For clients of Waddell & Reed, Inc. or Legend, Class I shares of a Fund may be exchanged for Class Y shares of any fund in Waddell & Reed Advisors Family of Funds that offers Class Y shares.

         General Exchange Information

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each Fund within Ivy Family of Funds, Waddell & Reed Advisors Family of Funds and Waddell & Reed InvestEd Portfolios, Inc. may be sold only within the United States, the Commonwealth of Puerto Rico and the U.S. Virgin Islands.

The exchange will be made at the NAVs next determined after receipt of your written request in good order by the Funds. When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange.

The Funds reserve the right to terminate or modify these exchange privileges at any time. In exercising this right, the Fund may, for example, limit the frequency of exchanges by a shareholder and/or cancel a shareholder's exchange privilege.

Exchanges may be considered taxable events and may result in a capital gain or a capital loss for tax purposes.

Market Timing Policy

The Funds are intended for long-term investment purposes. The Funds will take steps to seek to deter frequent purchases and redemptions in Fund shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting the Fund's shareholders.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in small cap companies, such as Ivy Small Cap Growth Fund or Ivy Small Cap Value Fund, in a Fund that invests a significant portion of its assets in municipal obligations, such as Ivy Municipal Bond Fund, or in a Fund that invests a significant portion of its assets in high-yield fixed income securities, such as Ivy High Income Fund.

To discourage market timing activities by investors, the Board of Directors has adopted a market timing policy and has approved the procedures of the Funds' transfer agent, WRSCO, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WRSCO typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Fund shares. As an additional step, WRSCO reviews internal monthly reporting of a Fund's overall redemption activity in relation to average assets and purchases within the period. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or IFDI will, for clients of Waddell & Reed (including those shareholders that do not utilize any financial intermediary), send a letter to the shareholder to state that the Fund is suspending exchange privileges and will refuse to accept additional purchases in the account. For trading via the NSCC, WRSCO or IFDI will, if possible, place a trading block on Waddell & Reed's system at a dealer-branch level or, if that cannot be accomplished, will contact the associated intermediary and request that the broker-dealer block further trading. The letter will inform the shareholder that he/she may request the reinstatement of exchange privileges and the ability to make additional investments, after a prescribed period of time. In exercising any of the foregoing rights, WRSCO will consider the trading history of accounts under common ownership or control within any of the Waddell & Reed and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group and may be rejected in whole or in part. Transactions placed in violation of a Fund's market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

A Fund seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Funds, IFDI and WRSCO make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries or that are difficult to identify when effected through omnibus accounts maintained by those intermediaries because the intermediary maintains the underlying shareholder account. Under these circumstances, the Fund cannot identify transactions by underlying investors. Accordingly, there can be no assurance that the Funds will be able to eliminate all market timing activities.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Fund's and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Funds' market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WRSCO and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Fund's market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder's ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Redemption Fee/Exchange Fee

To discourage the use of the Funds as a vehicle for excessive short-term trading, each of the Funds except Ivy Money Market Fund will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than five days. This fee also applies to Class A and Class E shares purchased without a sales charge. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

Each Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts; and certain intermediaries that do not have, or report to the Funds, sufficient information to impose a redemption fee on their customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (v) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in Strategic Portfolio Allocation (SPA), Managed Allocation Portfolios (MAP) and/or Strategic Asset Management (SAM) advisory services that may periodically rebalance mutual fund holdings at regular intervals or in response to prevailing economic, political and/or financial conditions, as determined by the investment advisor for the advisory service

4.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf

5.	redemptions of shares purchased through the Automatic Investment Service (AIS)

6.	redemptions made through a Systematic Withdrawal Plan

7.	redemptions of shares purchased through the Funds Plus service

Additionally, the Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of less than $5,000 (that correspondingly would result in an assessment of a fee less than $100.00).

In addition to these waivers, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of excessive short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Retirement Plans and Other Tax-Advantaged Savings Accounts

Your account may be set up as a funding vehicle for a retirement plan or other tax-advantaged savings account. For individual taxpayers meeting certain requirements, IFDI offers model or prototype documents for the following retirement plans and other accounts. All of these accounts involve investment in shares of one or more of the Funds (other than Ivy Municipal Bond Fund) and, for clients of Waddell & Reed, Inc. or Legend, shares of certain other funds in Waddell & Reed Advisors Funds. The dollar limits specified below may change for subsequent years.

Individual Retirement Accounts (IRAs). Investors having eligible earned income may set up a plan that is commonly called an IRA. Under a traditional IRA, an investor can contribute each year up to 100% of his or her earned income, up to the Annual Dollar Limit per year (provided the investor has not reached age 70 1/2). For the tax year 2007, the Annual Dollar Limit is $4,000. For individuals who have attained age 50 by the last day of the calendar year for which the contribution is made, the Annual Dollar Limit also allows a catch-up contribution. The maximum annual catch-up contribution is $1,000. For a married couple, the maximum annual contribution is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income. Generally, the contributions are deductible unless: 1) the investor (or, if married, either spouse) is an active participant in an employer-sponsored retirement plan; and 2) their adjusted gross income exceeds certain levels. A married investor who is not an active participant, who files jointly with his or her spouse, and whose combined adjusted gross income does not exceed $150,000 (for 2007), is not affected by his or her spouse's active participant status.

An investor may also use a traditional IRA to receive a rollover contribution that is either (a) a direct rollover distribution from an employer's retirement plan or (b) a rollover of an eligible distribution paid to the investor from an employer's retirement plan or another IRA. To the extent a rollover contribution is made to a traditional IRA, the distribution will not be subject to Federal income tax until distributed from the IRA. A direct rollover generally applies to any distribution from an employer's eligible retirement plan (including a custodial account under Section 403(b)(7) of the Code or a state or local government plan under Section 457 of the Code) other than certain periodic payments, required minimum distributions and other specified distributions. In a direct rollover, the eligible rollover distribution is paid directly to the IRA, not to the investor. If, instead, an investor receives payment of an eligible rollover distribution, all or a portion of that distribution generally may be rolled over to an IRA within 60 days after receipt of the distribution. Because mandatory Federal income tax withholding applies to any eligible rollover distribution that is not paid in a direct rollover, investors should consult their tax advisers or pension consultants as to the applicable tax rules. If you already have an IRA, you may have the assets in that IRA transferred directly to an IRA offered by IFDI.

Roth IRAs. Investors having eligible earned income and whose adjusted gross income (or combined adjusted gross income, if married) does not exceed certain levels, may establish and contribute up to the Annual Dollar Limit per tax year to a Roth IRA (or to any combination of Roth and traditional IRAs). An individual's maximum Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a traditional IRA for that year. For a married couple, the annual maximum is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income.

In addition, for an investor whose adjusted gross income does not exceed $100,000 (and who is not a married person filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the investor's traditional IRAs may be converted into a Roth IRA; these rollover distributions and conversions are, however, subject to Federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in the Roth IRA, and withdrawals of earnings are not subject to Federal income tax if the account has been held for at least five years and the account holder has reached age 59 1/2 (or certain other conditions apply).

Coverdell Education Savings Accounts (formerly, Education IRAs). Although not technically for retirement savings, Coverdell Education Savings Accounts provide a vehicle for saving for a child's education. A Coverdell Education Savings Account may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute up to $2,000 to a Coverdell Education Savings Account (or to each of multiple Coverdell Education Savings Accounts), provided that no more than $2,000 may be contributed for any year to Coverdell Education Savings Accounts for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18 (except that this age limit does not apply to a beneficiary with "special needs," as defined in the Code). Earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or certain members of his or her family).

Simplified Employee Pension (SEP) plans. Employers can make contributions to SEP-IRAs established for employees. Generally an employer may contribute up to 25% of compensation, subject to certain maximums, per year for each employee.

Savings Incentive Match Plans for Employees (SIMPLE Plans). An employer with 100 or fewer eligible employees that does not sponsor another active retirement plan may establish a SIMPLE plan to contribute to its employees' retirement accounts. A SIMPLE plan can be in the form of either an IRA or a 401(k) plan. In general, an employer can choose to match employee contributions dollar-for-dollar (up to 3% of an employee's compensation) or may contribute to all eligible employees 2% of their compensation, whether or not they defer salary to their retirement plans. SIMPLE plans involve fewer administrative requirements, generally, than traditional 401(k) or other qualified plans.

Owner-only Keogh Plans. Keogh plans, which are available to self-employed individuals and their spouses, are defined contribution plans that may be either a money purchase plan or a profit-sharing plan. As a general rule, an investor under a defined contribution Keogh plan can contribute up to 100% of his or her annual earned income, with a maximum of $45,000 for 2007.

457 Plans. If an investor is an employee of a state or local government or of certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement in accordance with Section 457 of the Code.

403(b)/TSAs - Custodial Accounts and ERISA Title I Plans. If an investor is an employee of a public school system, a church or certain types of tax exempt organizations, he or she may be able to enter into a deferred compensation arrangement through a custodial account under Section 403(b)(7) of the Code. Some tax exempt organizations have adopted ERISA Title I plans, which are funded by employer contributions in addition to employee deferrals.

Pension and Profit-Sharing Plans, including 401(k) Plans. With a 401(k) plan, employees can make tax-deferred contributions to a plan to which the employer may also contribute, usually on a matching basis. An employee may defer each year the lesser of 100% of income or $15,500 of compensation for 2007, which may be increased in $500 increments each year based on cost-of-living adjustments. An employee who has attained the age of 50 by the end of the year may also make a catch-up contribution of $5,500 for applicable in 2007, and thereafter adjusted for inflation in $500 increments each year. A Roth 401(k) contribution option may be available on a qualified 401(k) Plan.

More detailed information about these arrangements and applicable forms are available from IFDI. These tax-advantaged savings plans and other accounts may be treated differently under state tax law and may involve complex tax questions as to premature distributions and other matters. Investors should consult their tax adviser or pension consultant.

Redemptions

The Prospectus gives information as to redemption procedures. Redemption payments are made within seven days from receipt of a request in good order, unless delayed because of emergency conditions as determined by the SEC, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash, although under extraordinary conditions redemptions may be made in portfolio securities. Payment for redemptions of shares of the Funds may be made in portfolio securities when the Board of Directors determines that conditions exist making cash payments undesirable. Redemptions made in securities will be made only in readily marketable securities. Securities used for payment of redemptions are valued at the price used in figuring NAV. There would be brokerage costs to the redeeming shareholder in selling such securities. Each Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Shareholders who choose to redeem their Class A, Class B or Class C shares and receive their redemption proceeds by Federal Funds wire will be charged $10 to their account. The $10 fee is waived for the Directors and officers of the Fund or of any affiliated entity of Waddell & Reed, employees of Waddell & Reed or of any of its affiliates, current and certain financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each such Director, officer, employee and financial advisor. For this purpose, child includes stepchild and parent includes stepparent.

Reinvestment Privilege

The Funds offer a one-time reinvestment privilege that allows you to reinvest without charge all or part of any amount of Class A or Class E shares you redeem from the Fund by sending to the Fund the amount you wish to reinvest. The amount you return will be reinvested in Class A or Class E shares at the NAV next calculated after the Fund receives the returned amount. Your written request to reinvest and the amount to be reinvested must be received within 60 days after your redemption request was received, and the Fund must be offering Class A or Class E shares of this Fund at the time your reinvestment request is received. You can do this only once as to Class A or Class E shares of a Fund. You do not lose this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

There is also a reinvestment privilege for Class B and Class C shares and, where applicable, certain Class A shares under which you may reinvest in the Fund all or part of any amount of the shares you redeemed and have the corresponding amount of the CDSC, if any, which you paid restored to your account by adding the amount of that charge to the amount you are reinvesting in shares of the same class. If Fund shares of that class are then being offered, you can put all or part of your redemption payment back into such shares at the NAV next calculated at the time your request is received. Your written request to do this must be received within 60 days after your redemption request was received. You can do this only once as to Class B and Class C shares of the Fund. For purposes of determining future CDSC, the reinvestment will be treated as a new investment. You do not lose this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

Mandatory Redemption of Certain Small Accounts

Each of the Funds has the right to require the redemption of shares held under any account or any plan if the aggregate NAV of such shares (taken at cost or value as the Board of Directors may determine) is less than $500 or, for Ivy Money Market Fund, less than $250. The Board has no intent to require redemptions in the foreseeable future. If it should elect to require redemptions, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed. Ivy Money Market Fund may charge a fee of $1.75 per month on all accounts with a NAV of less than $250, except for retirement plan accounts.

Determination of Offering Price

The NAV of each class of the shares of a Fund is the value of the assets of that class, less the class's liabilities, divided by the total number of outstanding shares of that class.

Class A and Class E shares of the Funds are sold at their next determined NAV plus the sales charge described in the Prospectuses. The sales charge is paid to IFDI. The price makeup for Class A shares as of March 31, 2007, which is the date of the most recent balance sheet included in the Funds' Annual Report to Shareholders, which is incorporated into this SAI by reference, is given below. No price makeup for Class E shares is given, as the class was not in existence at March 31, 2007.

Ivy Asset Strategy Fund

NAV per Class A share (Class A
net assets divided by Class A shares
outstanding)	$20.65
Add: selling commission (5.75% of offering
price)	1.26
------
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$21.91
======

Ivy Capital Appreciation Fund

NAV per Class A share (Class A
net assets divided by Class A shares
outstanding)	$10.09
Add: selling commission (5.75% of offering
price)	0.62
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$10.71
=====

Ivy Core Equity Fund

NAV per Class A share (Class A
net assets divided by Class A shares
outstanding)	$10.03
Add: selling commission (5.75% of offering
price)	0.61
------
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$10.64
======

Ivy Energy Fund

NAV per Class A share (Class A
net assets divided by Class A shares
outstanding)	$10.35
Add: selling commission (5.75% of offering
price)	0.63
------
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$10.98
======

Ivy High Income Fund

NAV per Class A share (Class A
net assets divided by Class A shares
outstanding)	$8.92
Add: selling commission (5.75% of offering
price)	0.54
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$9.46
=====

Ivy Large Cap Growth Fund

NAV per Class A share (Class A
net assets divided by Class A shares
outstanding)	$11.82
Add: selling commission (5.75% of offering
price)	0.72
------
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$12.54
======

Ivy Limited-Term Bond Fund

NAV per Class A share (Class A
net assets divided by Class A shares
outstanding)	$10.15
Add: selling commission (2.50% of offering
price)	0.26
------
Maximum offering price per Class A share
(Class A NAV divided by 97.50%)	$10.41
======

Ivy Mid Cap Growth Fund

NAV per Class A share (Class A
net assets divided by Class A shares
outstanding)	$13.07
Add: selling commission (5.75% of offering
price)	0.80
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$13.87
=====

Ivy Municipal Bond Fund

NAV per Class A share (Class A
net assets divided by Class A shares
outstanding)	$11.12
Add: selling commission (4.25% of offering
price)	0.49
------
Maximum offering price per Class A share
(Class A NAV divided by 95.75%)	$11.61
======

Ivy Science and Technology Fund

NAV per Class A share (Class A
net assets divided by Class A shares
outstanding)	$28.70
Add: selling commission (5.75% of offering
price)	1.75
------
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$30.45
======

Ivy Small Cap Growth Fund

NAV per Class A share (Class A
net assets divided by Class A shares
outstanding)	$12.98
Add: selling commission (5.75% of offering
price)	0.79
------
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$13.77
======

The offering price of a Class A share or Class E share is its NAV next calculated following acceptance of a purchase request, in good order, plus the sales charge, as applicable. The offering price of a Class B share, Class C share, Class I share, Class Y share, Class R share or certain Class A shares or Class E shares is the applicable class NAV next calculated following acceptance of a purchase request, in good order. The number of shares you receive for your purchase depends on the next offering price after IFDI, or an authorized third party, properly receives and accepts your order. Therefore, if your order is received in proper form by Waddell & Reed or an authorized third party before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by Waddell & Reed or an authorized third party after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price. You will be sent a confirmation after your purchase (except for automatic transactions) which will indicate how many shares you have purchased.

IFDI need not accept any purchase order, and it or the Funds may determine to discontinue offering Fund shares for purchase.

The NAV and offering price per share are computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by a Fund is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The NAV will likely change every business day, since typically the value of the assets and the number of shares outstanding change every business day. Ivy Money Market Fund is designed so that the value of each share of each class of the Fund (the NAV per share) will remain fixed at $1.00 per share except under extraordinary circumstances.

The securities in the portfolio of each Fund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Board of Directors.

Options and futures contracts purchased and held by a Fund are valued at the last sales price thereof on the securities or commodities exchanges on which they are traded, or, if there are no transactions, at the mean between bid and asked prices. Ordinarily, the close of the regular session for options trading on national securities exchanges is 4:10 p.m. Eastern time and the close for the regular session for commodities exchanges is 4:15 p.m. Eastern time. Futures contracts will be valued with reference to established futures exchanges. The value of a futures contract purchased by a Fund will be either the closing price of that contract or the bid price. Conversely, the value of a futures contract sold by a Fund will be either the closing purchase price or the asked price.

When a Fund writes a put or call, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market (that is, treated as sold for its fair market value) to reflect the current market value of the put or call. If a call a Fund wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium the Fund received. If a Fund exercised a call it purchased, the amount paid to purchase the related investment is increased by the amount of the premium paid. If a put written by a Fund is exercised, the amount that the Fund pays to purchase the related investment is decreased by the amount of the premium it received. If a Fund exercises a put it purchased, the amount the Fund receives from the sale of the related investment is reduced by the amount of the premium it paid. If a put or call written by a Fund expires, it has a gain in the amount of the premium; if a Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

Foreign currency exchange rates are generally determined prior to the close of trading of the regular session of the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the regular session of trading on the NYSE, which events will not be reflected in a computation of a Fund's NAV on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors. The foreign currency exchange transactions of a Fund conducted on a spot (i.e., cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to procedures approved by the Board of Directors. A Fund may also use these procedures to value certain types of illiquid securities. Fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund's NAV is calculated.

A Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. A Fund that invests a portion of its assets in foreign securities may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Board of Directors. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. The Funds have retained a third-party pricing service (the Service) to assist in valuing foreign securities held in the Funds' portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, in accordance with guideless adopted by the Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WRSCO regularly monitors and reports to the Board, the Service's pricing of the Funds' foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund's NAV will be subject, in part, to the judgment of the Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It may also affect all shareholders in that if Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see " Market Timing Policy."

Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Board of Directors. They are accounted for in the same manner as exchange-listed puts.

Ivy Money Market Fund operates under Rule 2a-7 which permits it to value its portfolio on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

While the amortized cost method provides some degree of certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Fund's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund's shares would be able to obtain a somewhat higher yield than would result from investment in such a fund, and existing investors in the Fund's shares would receive less investment income. The converse would apply in a period of rising interest rates.

Under Rule 2a-7, the Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures must include review of the Fund's portfolio holdings by the Board at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Fund's NAV calculated by using available market quotations deviates from the per share value based on amortized cost.

For the purpose of determining whether there is any deviation between the value of the Fund's portfolio based on amortized cost and that determined on the basis of available market quotations, if there are readily available market quotations, investments are valued at the mean between the bid and asked prices. If such market quotations are not available, the investments will be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors, including being valued at prices based on market quotations for investments of similar type, yield and duration.

Under Rule 2a-7, if the extent of any deviation between the NAV per share based upon available market quotations and the NAV per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital gains, redemptions of shares in kind, or establishing a NAV per share using available market quotations.

The procedures which the Board of Directors has adopted include changes in the dividends payable by the Fund under specified conditions, as further described under Taxes and Payments to Shareholders. The purpose of this portion of the procedures is to provide for the automatic taking of one of the actions which the Board of Directors might take should it otherwise be required to consider taking appropriate action.

TAXATION OF THE FUNDS

General

Each Fund has qualified since its inception for treatment as a regulated investment company under the Code (RIC), so that it is relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gains over net long-term capital losses and, for certain Funds, net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid), and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. To continue to qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income plus, in the case of Ivy Municipal Bond Fund, its net interest income excludable from gross income under Section 103(a) of the Code (Distribution Requirement) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or foreign currencies or other income (including gains from options, futures contracts or forward currency contracts) derived with respect to its business of investing in securities or those currencies (Income Requirement); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in (a) securities (other than U.S. government securities or the securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (c) securities of one or more "qualified publicly traded partnerships."

Ivy Asset Strategy Fund's gains derived from its investments in options on gold or futures contracts on gold generally constitute qualifying income for purposes of the Income Requirement. However, direct investment in precious metals would have adverse tax consequences for Ivy Asset Strategy Fund and its shareholders if it either (1) derived more than 10% of its gross income in any taxable year from the disposition of precious metals and from other income that does not qualify under its Income Requirement or (2) held precious metals in such quantities that the Fund failed to satisfy its 50% Diversification Requirement under the Code for any quarter. Ivy Asset Strategy Fund intends to continue to manage its portfolio so as to avoid failing to satisfy those requirements for these reasons.

If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (2) the shareholders would treat all those distributions, including distributions of net capital gains and, for Ivy Municipal Bond Fund, distributions that otherwise would be exempt-interest dividends described below, as dividends to the extent of the Fund's earnings and profits, taxable as ordinary income (except that, for noncorporate shareholders, the part thereof that is "qualified dividend income" would be subject to Federal income tax at the rate for long-term capital gain -- a maximum of 15%); those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Dividends and distributions a Fund declares in December of any year that are payable to its shareholders of record on a specified date in that month are deemed to have been paid by the Fund and received by the shareholders on December 31 even if the Fund pays them during the following January. Accordingly, those dividends and distributions will be taxed to the shareholders for the year in which that December 31 falls.

You may be subject to tax as a result of income generated at the Fund level, to the extent the Fund makes actual or deemed distributions of such income to you. Dividends from the Fund's investment company taxable income (which includes net short-term capital gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains, as described below. Distributions of the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 15% for noncorporate shareholders. As a result of changes made by the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders is taxed as net capital gain. The portion of the dividends that the Fund pays which is attributable to qualified dividend income received by the Fund will qualify for such treatment in the hands of noncorporate shareholders of the Fund.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if they purchase shares shortly before the record date for a dividend or other distribution, they will receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax (Excise Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, a Fund may defer into the next calendar year net capital loss incurred between November 1 and the end of the current calendar year. It is the policy of each Fund to pay sufficient dividends and other distributions each year to avoid imposition of the Excise Tax.

Income from Foreign Securities

Dividends and interest a Fund receives, and gains it realizes on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (foreign taxes) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Each of Ivy Asset Strategy Fund, Ivy Core Equity Fund, Ivy Energy Fund, Ivy High Income Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, and Ivy Capital Appreciation Fund may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of the stock (collectively PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund (QEF), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which probably would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Fund may elect to mark to market its stock in any PFIC. Marking-to-market, in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years under the election. A Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Currency Gains and Losses

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors and collars) involving payments denominated in foreign currencies, (3) on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of its disposition and (4) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

Income from Financial Instruments and Foreign Currencies

The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Any income a Fund earns from writing options is treated as short-term capital gains. If the Fund enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it receives for the option it wrote and the premium it pays for the option it buys. If an option written by the Fund lapses without being exercised, the premium it receives also will be a short-term capital gain. If such an option is exercised and the Fund thus sells the securities subject to the option, the premium the Fund receives will be added to the exercise price to determine the gain or loss on the sale.

Certain futures contracts, forward currency contracts and non-equity options (that is, certain listed options, such as those on a broad-based securities index) in which the Funds may invest will be "Section 1256" contracts. Section 1256 contracts a Fund holds at the end of its taxable year, other than contracts subject to a mixed straddle election the Fund may make, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of Section 1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. A Fund may need to distribute any mark-to-market gains to its shareholders to satisfy the Distribution Requirement and/or avoid imposition of the Excise Tax, even though it may not have closed the transactions and received cash to pay the distributions.

Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures contracts and forward currency contracts in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures contracts and forward currency contracts are positions in personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-market rules discussed above. The regulations under Section 1092 also provide certain wash sale rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and short sale rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of the recognition of its gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to the Funds are not entirely clear.

If a Fund has an appreciated financial position -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than straight debt) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a constructive sale of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Taxable Zero Coupon Securities

Certain Funds may acquire taxable zero coupon or other securities issued with OID. As a holder of those securities, a Fund must include in its income the portion of the OID that accrues on them during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because a Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains.

Corporate Zero Coupon and Payment-in-Kind Securities

The Fund may acquire zero coupon or other corporate securities issued at a discount. As a holder of those securities, the Fund must include in its income the portion of the discount that accrues on them during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, the Fund must include in its gross income securities it receives as payment-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accreted discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains.

Ivy Municipal Bond Fund

Dividends paid by Ivy Municipal Bond Fund will qualify as exempt-interest dividends, and thus will be excludable from its shareholders' gross income, if the Fund satisfies the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; the Fund intends to continue to satisfy this requirement. The aggregate dividends excludable from all shareholders' gross income may not exceed the Fund's net tax-exempt income. Ivy Municipal Bond Fund uses the average annual method to determine the exempt income portion of each distribution, and the percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of its income that was tax-exempt during the period covered by the distribution. The treatment of dividends from the Fund under state and local income tax laws may differ from the treatment thereof under the Code.

If the Fund's shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares. Tax-exempt interest attributable to certain PABs (including a proportionate part of the exempt-interest dividends paid by the Fund attributable thereto) is a tax preference item for purposes of the AMT. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the AMT without regard to whether the Fund's tax-exempt interest was attributable to PABs.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including tax-exempt income such as the Fund's exempt-interest dividends) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

If the Fund invests in any instruments that generate taxable income, under the circumstances described in its Prospectus, distributions of the income earned thereon will be taxable to the Fund's shareholders as ordinary income to the extent of its earnings and profits. Moreover, if the Fund realizes capital gains as a result of market transactions, any distribution of those gains will be taxable to its shareholders. There also may be collateral Federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions, and property and casualty insurance companies. A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of the Fund.

UNDERWRITER

IFDI acts as principal underwriter and distributor of the Funds' shares pursuant to an underwriting agreement (the Underwriting Agreement). The Underwriting Agreement requires IFDI to use its best efforts to sell the shares of the Funds but is not exclusive, and permits and recognizes that IFDI also distributes shares of other investment companies and other securities. Shares are sold on a continuous basis. IFDI is not required to sell any particular number of shares, and sells shares only for purchase orders received. Under this agreement, IFDI pays the costs of sales literature, including the costs of shareholder reports used as sales literature.

The aggregate dollar amounts of underwriting commissions for each Fund for Class A shares for the fiscal years ended March 31, 2007, March 31, 2006 and March 31, 2005 were as follows:

	2007	2006	2005
Ivy Asset Strategy Fund	$3,212,742	$1,437,156	$290,297
Ivy Capital Appreciation Fund	149,793	165,716	54,928
Ivy Core Equity Fund	235,280	204,010	115,420
Ivy Energy Fund	49,477	N/A	N/A
Ivy High Income Fund	428,310	230,746	283,684
Ivy Large Cap Growth Fund	1,253,383	1,399,522	496,015
Ivy Limited-Term Bond Fund	83,528	102,328	154,341
Ivy Mid Cap Growth Fund	369,756	446,622	271,912
Ivy Money Market Fund	---	---	---
Ivy Municipal Bond Fund	30,550	21,424	22,132
Ivy Science and Technology Fund	366,591	498,699	250,710
Ivy Small Cap Growth Fund	353,959	548,981	299,823

The aggregate dollar amounts of underwriting commissions for the Funds for Class B shares for the fiscal years ended March 31, 2007, March 31, 2006 and March 31, 2005 were as follows:

	2007	2006	2005
Ivy Asset Strategy Fund	$73,366	$19,140	$15,519
Ivy Capital Appreciation Fund	2,223	1,823	2,376
Ivy Core Equity Fund	11,077	18,040	20,635
Ivy Energy Fund	3	N/A	N/A
Ivy High Income Fund	7,081	9,099	7,873
Ivy Large Cap Growth Fund	11,926	14,181	16,504
Ivy Limited-Term Bond Fund	4,795	14,208	18,242
Ivy Mid Cap Growth Fund	9,862	11,122	15,418
Ivy Money Market Fund	17,066	45,560	34,035
Ivy Municipal Bond Fund	3,141	6,263	3,357
Ivy Science and Technology Fund	25,583	25,734	19,915
Ivy Small Cap Growth Fund	19,970	22,109	17,201

The aggregate dollar amounts of underwriting commissions for the Funds for Class C shares for the fiscal years ended March 31, 2007, March 31, 2006 and March 31, 2005 were as follows:

	2007	2006	2005
Ivy Asset Strategy Fund	$187,079	$12,696	$3,888
Ivy Capital Appreciation Fund	616	1,064	412
Ivy Core Equity Fund	3,547	4,556	6,752
Ivy Energy Fund	704	N/A	N/A
Ivy High Income Fund	1,488	2,411	4,873
Ivy Large Cap Growth Fund	3,537	1,235	1,458
Ivy Limited-Term Bond Fund	729	2,207	2,354
Ivy Mid Cap Growth Fund	1,572	845	898
Ivy Money Market Fund	13,528	6,644	1,499
Ivy Municipal Bond Fund	4,702	668	283
Ivy Science and Technology Fund	11,525	8,721	4,173
Ivy Small Cap Growth Fund	14,595	7,254	8,714

The amounts retained by IFDI for each Fund for the fiscal years ended March 31, 2007, March 31, 2006 and March 31, 2005 were as follows:

	2007	2006	2005
Ivy Asset Strategy Fund	$ 0	$ 0	$ 0
Ivy Capital Appreciation Fund	0	0	0
Ivy Core Equity Fund	403	0	0
Ivy Energy Fund	0	N/A	N/A
Ivy High Income Fund	0	0	0
Ivy Large Cap Growth Fund	0	0	0
Ivy Limited-Term Bond Fund	0	0	0
Ivy Mid Cap Growth Fund	17,831	0	0
Ivy Money Market Fund	30,594	52,073	35,534
Ivy Municipal Bond Fund	1,321	0	0
Ivy Science and Technology Fund	0	0	0
Ivy Small Cap Growth Fund	0	0	0

FINANCIAL STATEMENTS

The Funds' Financial Statements, including notes thereto and the report of the Funds' independent registered public accounting firm, for the fiscal year ended March 31, 2007 are incorporated herein by reference. They are contained in the Funds' Annual Report to Shareholders, dated March 31, 2007, which is available upon request.

Quarterly Portfolio Holdings

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the SEC on the Funds' Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  Without charge, at http://www.ivyfunds.com.

APPENDIX A

The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the securities eligible for investment.

DESCRIPTION OF BOND RATINGS

         Standard & Poor's, a division of The McGraw-Hill Companies, Inc. A Standard & Poor's (S&P) corporate bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

         The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2.	Nature of and provisions of the obligation;

3.

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA also qualifies as high quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in a small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC -- Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI -- The rating CI is reserved for income bonds on which no interest is being paid.

         D -- Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

         Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

         Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as investment grade ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

         Moody's Investors Service. A brief description of the applicable Moody's Investors Service (Moody's) rating symbols and their meanings follows:

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol 1 following the rating.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF PREFERRED STOCK RATINGS

         Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

         The preferred stock ratings are based on the following considerations:

1.

Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2.	Nature of, and provisions of, the issue;

3.	Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         AA -- A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

         A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the 'A' category.

         BB, B, CCC -- Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CC -- The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         C -- A preferred stock rated C is a non-paying issue.

         D -- A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

         NR -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

         Plus (+) or minus (-) -- To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         Moody's Investors Service. Because of the fundamental differences between preferred stocks and bonds, a variation of Moody's familiar bond rating symbols is used in the quality ranking of preferred stock. The symbols are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

         Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Preferred stock rating symbols and their definitions are as follows:

         aaa -- An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa -- An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

         a -- An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa -- An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         ba -- An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         b -- An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         caa -- An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         ca -- An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

         c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF NOTE RATINGS

         Standard and Poor's, a division of The McGraw-Hill Companies, Inc. An S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

         --Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

         --Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

         The note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3	Speculative capacity to pay principal and interest.

         Moody's Investors Service. Moody's Short-Term Loan Ratings -- Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

         MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         MIG 3 -- This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

         Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

         Moody's Investors Service commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1) lending market positions in well established industries; (2) high rates of return on Funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

         Fitch Ratings-National Short-term Credit Ratings

         F1-Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch Ratings' national rating scale, this rating is assigned to the best credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the government. Where the credit risk is particularly strong, a + is added to the assigned rating.

         F2-Indicates a satisfactory capacity for timely payment of financial commitments relative other issuers in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

         F3-Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

         B-Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

         C-Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         D-Indicates actual or imminent payment default.

         Notes to Short-term national rating:

         + or - may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to Short-term national ratings other than F1.

         Ratings Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as Positive, indicating a potential upgrade, Negative, for a potential downgrade, or Evolving, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

REGISTRATION STATEMENT

PART C

OTHER INFORMATION

23.	Exhibits: Ivy Funds, Inc.

	(a)	Articles of Incorporation, as amended, filed by EDGAR on May 16, 1997 as EX-99.B1-charter to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A*

Articles Supplementary, filed by EDGAR on May 16, 1997 as EX-99.B1-wrartsup to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A*

Articles Supplementary (combination of Class B into Class C), filed by EDGAR on April 17, 2000 as EX-99.B(a)wrartsup to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*

Articles Supplementary, filed by EDGAR on June 30, 2000 as EX-99.B(a)wrartsup to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A*

Articles of Amendment, effective October 2, 2000, filed by EDGAR on June 26, 2001 as EX-99.B(a)wrartamend1 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A*

Articles of Amendment, filed March 1, 2001, filed by EDGAR on June 26, 2001 as EX-99.B(a)wrartamend2 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A*

Articles of Amendment to add the Capital ProtectionPlus Series, filed February 5, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(a)artamend1 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A*

Articles of Amendment to change the name of the Corporation, effective June 30, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(a)artamend2 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A*

Articles Supplementary for Reallocation of Shares dated December 9, 2003, filed by EDGAR on July 29, 2004 as EX-99.B(a)ifiartsupp1 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A*

Articles Supplementary for Reallocation of Shares dated February 11, 2004, effective June 30, 2003, filed by EDGAR on July 29, 2004 as EX-99.B(a)ifiartsupp2 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A*

Articles of Amendment to change the name of a series of the Corporation, effective March 31, 2005, filed by EDGAR on May 27, 2005 as EX-99.B(a)artamend3 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A*

Articles Supplementary for Reallocation of Shares to add Class R shares and Energy Fund, and to delete Capital ProtectionPlus Fund, filed by EDGAR on November 21, 2005 as EX-99.B(a)ifiartsupp3 to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A*

Articles Supplementary for Reallocation of Shares to delete International Growth Fund, filed by EDGAR on December 21, 2006 as EX-99.B(a)ifiartsupp4 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A*

Articles Supplementary for Reallocation of Shares to add Class E shares and Class I shares to several series, filed by EDGAR on December 21, 2006 as EX-99.B(a)ifiartsupp5 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A*

Certificate of Correction, filed by EDGAR on January 8, 2007 as EX-99.B(a)ificertcorr to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A*

	(b)	Bylaws, as amended, filed by EDGAR on June 27, 1996 as EX-99.B2-wrbylaw to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A*

Amendment to Bylaws filed by EDGAR on April 30, 1999 as EX-99.B(b)-wrbylaw2 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

Amendment to Bylaws, dated May 17, 2000, filed by EDGAR on June 26, 2001 as EX-99.B(b)wrbylawamend to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A*

Bylaws, as amended and restated August 16, 2006, filed by EDGAR on December 21, 2006 as EX-99.B(b)ifibylaw to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A*

	(c)	Article Fifth of the Articles of Incorporation and Articles II and VIII of the Bylaws each define the rights of shareholders.

(d)

Investment Management Agreement with Ivy Investment Management Company on behalf of each of the Funds in the Corporation, as amended and restated and effective November 16, 2005, filed by EDGAR on January 18, 2006 as EX-99.B(d)ifiima to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A*

	(e)	Underwriting Agreement filed by EDGAR on June 27, 1995 as EX-99.B6-wrua to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A*

Amendment to Underwriting Agreement, dated July 24, 2002, filed by EDGAR on January 29, 2003 as EX-99.B(e)wrfuadel to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A*

Assignment of Underwriting Agreement by Waddell & Reed, Inc. to Ivy Funds Distributor, Inc., effective June 16, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(e)puaassign to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A*

Selling Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed, Inc., filed by EDGAR on February 22, 2007 as EX-99.B(e)sel to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A*

	(f)	Not applicable

(g)

Custodian Agreement, as amended and restated, on behalf of each of its series, filed by EDGAR on April 3, 2006 as EX-99.B(g)ifica Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A*

Delegation Agreement, dated March 31, 2003, filed by EDGAR on January 28, 2004 as EX-99.B(g)ificadel to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A*. The Delegation Agreement for W&R Funds, Inc. Asset Strategy Fund is being filed as a representative copy. The Delegation Agreements for all funds in Ivy Funds, Inc. are identical.

	(h)	Shareholder Servicing Agreement, as amended August 22, 2001, filed by EDGAR on July 29, 2002 as EX-99.B(h)wrfssa to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A*

Amendment to the Shareholder Servicing Agreement, dated July 24, 2002, filed by EDGAR on January 29, 2003 as EX-99.B(h)wrfssadel to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A*

Exhibit B to the Shareholder Servicing Agreement, as amended November 29, 2006 to add Class E and Class I shares, filed by EDGAR on January 8, 2007 as EX-99.B(h)ifissaexb to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A*

Exhibit C to the Shareholder Servicing Agreement, effective November 30, 2006, filed by EDGAR on July 30, 2007 as EX-99.B(h) ssaexc to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A*

Accounting and Administrative Services Agreement, effective August 25, 2004, filed by EDGAR on May 27, 2005 as EX-99.B(h)ifiasa to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A*

Appendix A to the Accounting and Administrative Services Agreement, as revised November 16, 2005 to add Ivy Energy Fund, filed by EDGAR on April 3, 2006 as EX-99.B(h)ifiasaappa to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A*

Expense Reimbursement Agreement between Ivy Investment Management Company and Ivy Funds, Inc. (Ivy Capital Appreciation Fund), filed by EDGAR on July 26, 2005 as EX-99.B(h)reimb to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Capital Appreciation Fund, filed by EDGAR on July 28, 2006 as EX-99.B(h)capappreimb to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A*

Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Large Cap Growth Fund, filed by EDGAR on July 28, 2006 as EX-99.B(h)lcgreimb to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A*

Expense Reimbursement Agreement dated April 2, 2007 between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Capital Appreciation Fund, filed by EDGAR on July 30, 2007 as EX-99.B(h)capappcle to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A*

Expense Reimbursement Agreement dated April 2, 2007 between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Large Cap Growth Fund, filed by EDGAR on July 30, 2007 as EX-99.B(h)lgcapcle to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A*

Expense Reimbursement Agreement dated May 9, 2007 between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Capital Appreciation Fund, filed by EDGAR on July 30, 2007 as EX-99.B(h)capapp to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A*

Expense Reimbursement Agreement dated May 9, 2007 between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Large Cap Growth Fund, filed by EDGAR on July 30, 2007 as EX-99.B(h)lgcap to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A*

	(i)	Opinion and Consent of Counsel, attached hereto as EX-99.B(i)ifilegopn

	(j)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, attached hereto as EX-99.B(j)ificonsnt

	(k)	Not applicable

	(l)	Agreement with initial shareholder, Waddell & Reed, Inc. filed by EDGAR on June 2, 1992 as Exhibit (b)(13) to Pre-Effective Amendment No. 1 to the initial Registration Statement on Form N-1A*.

Agreement with Initial Shareholder of Waddell & Reed Funds, Inc. Asset Strategy Fund, filed by EDGAR on June 27, 1995 as EX-99.B13-wragree to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A*

(m)

Distribution and Service (Rule 12b-1) Plan, amended November 29, 2006 to add Class E shares, filed by EDGAR on December 21, 2006 as EX-99.B(m)ifidsp12b1 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A*

	(n)	Not applicable

	(o)	Multiple Class Plan, as amended May 9, 2007, filed by EDGAR on July 30, 2007 as EX-99.B(o)ifimcp to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A*

	(p)	Code of Ethics, as amended November 2006, filed by EDGAR on February 22, 2007 as EX-99.B(p)code to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A*

Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on January 28, 2004 as EX-99.B(p)code-so-ivy to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A*

	24.	Persons Controlled by or under common control with Registrant
-------------------------------------------------------------

None

25.	Indemnification
---------------

Reference is made to Article 10.2 of the Articles of Incorporation of Registrant, filed by EDGAR on May 16, 1997 as EX-99.B1-charter to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A*; Article IX of the Bylaws, as amended May 17, 2000, filed by EDGAR on June 26, 2001 as EX-99.B2-wrbylawamend to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A*; and Article V of the Underwriting Agreement filed by EDGAR on June 27, 1995 as EX-99.B6-wrua to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A*, each of which provides indemnification. Also refer to Section 2-418 of the Maryland General Corporation Law regarding indemnification of directors, officers, employees and agents.

Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

26.	Business and Other Connections of Investment Manager
----------------------------------------------------

On August 31, 1992, Ivy Funds, Inc. (formerly, W&R Funds, Inc.) entered into an Investment Management Agreement (Management Agreement) with Waddell & Reed Investment Management Company (WRIMCO). On June 30, 2003, the Management Agreement was assigned to Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WRIMCO and a subsidiary of Waddell & Reed Financial, Inc. Such assignment was approved by the Funds' Board of Directors, including a majority of the Disinterested Directors, at a meeting held on May 21, 2003. On March 7, 2005, WRIICO changed its name to Ivy Investment Management Company (IICO). Under the Management Agreement, IICO is employed to supervise the investments of the Funds and provide investment advice to the Funds. IICO is a corporation which is not engaged in any business other than the provision of investment management services to those registered investment companies described in Part A and Part B of this Post-Effective Amendment and to other investment advisory clients.

Each director and executive officer of IICO has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of WRIMCO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information (SAI) of the Registrant. The address of the officers is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

As to each director and officer of IICO, reference is made to Part A and Part B of the Prospectus and SAI of this Registrant.

27.	Principal Underwriter and Distributor
-------------------------------------

(a)

Ivy Funds Distributor, Inc. (IFDI) has served as principal underwriter and distributor to the Funds since June 16, 2003. Prior to June 16, 2003, Waddell & Reed, Inc. served as principal underwriter and distributor to the Funds. On June 16, 2003, Waddell & Reed, Inc. assigned the Principal Underwriting Agreement with Ivy Funds, Inc. (formerly W&R Funds, Inc.) to IFDI; such assignment was approved by the Funds' Board of Directors, including a majority of the Disinterested Directors, at a meeting held on May 21, 2003. Pursuant to the Principal Underwriting Agreement, IFDI offers the Fund's shares through financial advisors of Waddell & Reed, Inc. and Legend Equities Corporation (Legend) and sales managers and through other broker-dealers, banks and other appropriate intermediaries (the sales force). IFDI is also the principal underwriter to the following investment companies:

Ivy Funds Trust

	(b)	The information contained in the underwriter's application on Form BD, as filed on August 14, 2007 SEC No. 8-27030 under the Securities Exchange Act of 1934, is herein incorporated by reference.

	(c)	No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person.

28.	Location of Accounts and Records
--------------------------------

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are under the possession of Mr. Joseph W. Kauten and Ms. Kristen A. Richards, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

29.	Management Services
-------------------

There are no service contracts other than as discussed in Part A and B of this Post-Effective Amendment and listed in response to Items 23.(h) and 23.(m) hereof.

30.	Undertakings
--------------

Not applicable

---------------------------------
*Incorporated herein by reference

POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, That the undersigned, IVY FUNDS, INC. and IVY FUNDS (hereinafter each called the Fund), and certain trustees/directors and officers for the Fund, do hereby constitute and appoint HENRY J. HERRMANN, DANIEL C. SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Fund to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such trustees and officers in his/her behalf as such trustee or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date: May 24, 2006	/s/Henry J. Herrmann
Henry J. Herrmann, President

/s/Joseph Harroz, Jr.	Chairman and Trustee/Director
Joseph Harroz, Jr.

/s/Henry J. Herrmann	President and Trustee/Director
Henry J. Herrmann

/s/Theodore W. Howard	Vice President, Treasurer, Principal Accounting Officer
Theodore W. Howard	and Principal Financial Officer

/s/Jarold W. Boettcher	Trustee/Director
Jarold W. Boettcher

/s/James D. Gressett	Trustee/Director
James D. Gressett

/s/Glendon E. Johnson, Jr.	Trustee/Director
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz	Trustee/Director
Eleanor B. Schwartz

/s/Michael G. Smith	Trustee/Director
Michael G. Smith

/s/Edward M. Tighe	Trustee/Director
Edward M. Tighe

Attest:

/s/Kristen A. Richards
Kristen A. Richards, Secretary

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 13th day of September, 2007.

IVY FUNDS, INC.
(Registrant)

By /s/ Henry J. Herrmann
Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title

/s/Joseph Harroz, Jr.*	Chairman and Director
Joseph Harroz, Jr.

/s/Henry J. Herrmann	President and Director
Henry J. Herrmann

/s/Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer and
Joseph W. Kauten	Principal Accounting Officer

/s/Jarold W. Boettcher*	Director
Jarold W. Boettcher

/s/James D. Gressett*	Director
James D. Gressett

/s/Glendon E. Johnson, Jr.*	Director
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz*	Director
Eleanor B. Schwartz

/s/Michael G. Smith*	Director
Michael G. Smith

/s/Edward M. Tighe*	Director
Edward M. Tighe

*By:	/s/Kristen A. Richards	ATTEST:	/s/Megan E. Bray
	Kristen A. Richards		Megan E. Bray
	Attorney-in-Fact		Assistant Secretary